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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8817

ING Equity Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2004 to November 30, 2004

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

November 30, 2004

Classes A, B, C and Q
Principal Protection Funds

• ING Principal Protection Fund
• ING Principal Protection Fund II
• ING Principal Protection Fund III
• ING Principal Protection Fund IV
• ING Principal Protection Fund V
• ING Principal Protection Fund VI
• ING Principal Protection Fund VII
• ING Principal Protection Fund VIII
• ING Principal Protection Fund IX
• ING Principal Protection Fund X
• ING Principal Protection Fund XI
• ING Principal Protection Fund XII

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder:

The past year has brought about numerous changes in the mutual funds industry, including requests for additional disclosures. I would like to draw your attention to some additional information you will now see in the reports due, in part, to these new requirements:

•                  You will see a new section entitled “Shareholder Expense Examples”. These examples are intended to illustrate for you the ongoing costs of investing in a mutual fund and to provide a method to compare those costs with the ongoing costs of investing in other mutual funds.

•                  In addition to the normal performance tables included in the Portfolio Managers’ Reports, there are now additional graphical or tabular presentations, which illustrate the current holdings of the funds as of the period-end.

•                  Each fund now also files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. These Forms are available for shareholders to view on the SEC’s website at www.sec.gov.

We welcome these changes and believe that they will provide valuable information to our shareholders. We hope you will find these additional disclosures beneficial and easy to understand.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in 2005 and beyond.

Sincerely,

James M. Hennessy
President
ING Funds
January 25, 2005

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED NOVEMBER 30, 2004

Two months prior to the start of our fiscal year, the economic outlook had changed radically. On April 2, 2004, a very bullish U.S. employment report had sparked a few days of euphoria that vanished as it became clear that as the job market tightens, inflation picks up and rising interest rates cannot be far away. This was followed up with another strong report in May and by mid-month major stock and bond markets had negative returns for 2004. Markets were off their lows as we started our half year and in this period, as we shall see below, sentiment would undergo two more major reversals, accompanied by record-breaking market movements.

Global equities added 9.0% from the end of May through November according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars including net dividends, just under half due to dollar weakness. Among currencies, the euro, yen and pound all gained on the dollar, although the pendulum swung back and forth. Ultimately, the dollar succumbed to record U.S. trade deficits, and latterly, to fears that non-U.S. investors might diversify out of U.S. financial assets. By the end of November 2004, the euro had gained 8.9% and a new all time record against the dollar. The yen rose 6.2% to a level not seen since early 2000, while the pound stood 4.2% higher at a remarkable 12-year peak. On a trade-weighted basis, the dollar plummeted to 9-year lows.

Investment grade U.S. fixed income classes initially bore the brunt of fears of a new cycle of rising interest rates from multi-decade low levels, as evidence mounted that inflation was on the rise. In the six months ended November 30, 2004, the Federal Open Market Committee (FOMC) would increase the Federal Reserves Funds rate four times to 2.0%, even as the economy clearly decelerated again. During this time, the total return of the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds was 3.8%. High yield bonds fared comparatively well, the Lehman Brothers U.S. Corporate High Yield Bond Index(3) returning 9.6% for the six months. In a similar vein there was a notable flattening of the yield curve, as short-term interest rates marched up in anticipation of continued monetary tightening, while bond yields ignored this and fell in the face of mostly tame economic data. For the six months, the yield on 10-year Treasury Notes fell by 30 basis points to 4.4%, but the yield on 13-week Treasury Bills rose 113 basis points to 2.2%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4) rose 5.7% including dividends in the six months ended November 30, 2004. At that point the market was trading at a price to earnings (“P/E”) level of just under 16 times 2005 estimated earnings. As mentioned above, strong monthly employment reports from April 2004 set the tone. After an initial scare about the rise in interest rates that this implied, investors regained their nerve and as the Federal Reserve embarked on its tightening cycle at the end of June the market was challenging its best levels of 2004. And yet in the week before the increase the wind seemed to shift again with some unexpectedly downbeat economic releases. From July through October 2004, the employment reports were neutral to shockingly weak, while oil prices continued their rise, peaking on Friday, October 22 at 41% above end of May 2004 levels. This effective deflationary “tax” on worldwide consumers troubled equity markets, and the S&P 500 Index reached its lowest point of 2004 on August 12. From there, however, oil prices retreated by 13% and that, combined with a clear election result, perceived to be business and shareholder friendly, plus a new, powerful employment report, caused sentiment to shift yet again. By the end of November, the S&P 500 Index had breached levels not seen since before September  11, 2001, bolstered by an upward revision to third quarter gross domestic product (“GDP”) growth to 3.9%.

In international equities markets, for the six months ended November 30, 2004, Japan rose 4.8% in dollars, according to the MSCI Japan Index(5) with net dividends, but fell 2.6% in yen. At that point, stocks were trading at nearly 16 times 2005 estimated earnings. Initially encouraged by surprisingly strong, export led, 6.1% first quarter GDP growth, investors became disillusioned by a likely slow down in China, rising oil prices and a slumping dollar. By the third quarter, GDP growth had fallen to a depressingly flat 0.1%.

Meanwhile, European excluding (“ex”) UK markets gained 15.5% in dollars, about five-eighths due to dollar weakness, according to the MSCI Europe ex UK Index(6) with net dividends. In local currency terms, the region’s markets reached a 28-month high during November 2004, and were then trading on average at just over 13 times 2005 estimated earnings. Growth in this region is held back by weak domestic demand, restrained by 8.9% unemployment in inflexible labor

2

markets. This region’s main attraction is its relative cheapness; the concern is the fragility of this picture, given its export dependency.

The UK market rose 12.1% in dollars between May and November 2004, based on the MSCI UK Index(7) with net dividends. In pounds, the market rose 7.5%, attaining the highest mark since mid-2002, and traded at about 16 1/2 times 2005 estimated earnings. Unlike Continental Europe, the UK economy strains at full employment, with over-committed, property owning consumers, enriched (at least in their own minds), by a housing price bubble. The Bank of England has been trying, with five interest rate increases since November 2003, to cool demand and by the end of November seemed to be succeeding.

(1) The MSCI World Index measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The Lehman Brothers U.S. Corporate High Yield Bond Index is generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

ING PRINCIPAL PROTECTION FUNDS

PORTFOLIO MANAGERS’ REPORT

During the Guarantee Period, the Funds seek to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. After the five year Guarantee Period, the Index Plus LargeCap Period begins. During this Period, the Fund will seek to outperform the total return performance of the Standard & Poor’s (“S&P”) 500 Index while maintaining a risk profile consistent with the Index. At the end of the Guarantee Period, the guarantee will no longer apply. The Funds are managed by the following Portfolio Management Team with ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.), the Sub-Adviser:

Asset Allocation: Mary Ann Fernandez, Senior Vice President, serves as strategist for the Funds and is responsible for overseeing overall Fund strategy and the allocation of Fund Assets between the Equity and Fixed components.

Equity Component: Hugh T.M. Whelan, Portfolio Manager and Douglas K. Coté, Portfolio Manager, co-manage the Equity Component.

Fixed Component: The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann, Portfolio Manager.

Note: The Funds are closed to new deposits.

Performance: Listed below are the Class A share total returns of each Principal Protection Fund (“PPF”), excluding sales charges, the S&P 500 Index(1) and the Lehman Brothers Aggregate Bond (“LBAB”) Index(2) for the six months ended November 30, 2004:

PPF	1.01%
PPF II	1.07%
PPF III	1.20%
PPF IV	1.94%
PPF V	1.95%
PPF VI	1.73%
PPF VII	2.09%
PPF VIII	2.08%
PPF IX	2.43%
S&P 500 Index(1)	5.67%
LBAB Index(2)	3.82%

For the periods ended November 30, 2004 for those PPFs with less than six months of performance since the inception of the Guarantee Period:

PPF X from 08/17/04	2.46%
S&P 500 Index(1) from 09/01/04	6.78%
LBAB Index(2) from 09/01/04	0.31%

PPF XI from 11/18/04	(1.60)%
S&P 500 Index(1) from 11/01/04	4.05%
LBAB Index(2) from 11/01/04	(0.80)%

PPF XII(3)	—

(1)   The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large- capitalization companies whose securities are traded on major U.S. stock markets.

(2)   The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)   Since PPF XII had not entered the Guarantee Period as of November 30, 2004, performance information is not presented. The Guarantee Period for PPF XII begins February 16, 2005.

An investor cannot invest directly in an index.

Portfolio Specifics: Fund performance is driven by a combination of returns on the equity portfolio, returns on the bond portfolio, and the asset allocation between the two components. The asset allocation process seeks to participate in rising equity markets and protect principal on the downside. Stocks are more volatile than bonds — an important consideration in the asset allocation process. Other factors, such as the current level of interest rates, time remaining to the maturity date, and the ratio of current assets to the underlying guarantee amount are also important. The Fund’s allocation to equities and fixed income is dependent on these factors and the path they take over the guarantee period. In general, when the time left to maturity is short, or the ratio of assets to the guarantee amount is low, asset allocation will tend to be conservative in order to protect principal from losses. All other factors being equal, the Funds generally buy equities (and sell bonds) when the equity market rises and sell equities (and buy bonds) as the equity market declines. The use of fixed income reduces the Fund’s ability to participate as fully in upward moving equity markets.

The Fund’s fixed income component underperformed the LBAB Index. The Fund is comprised of short to intermediate duration Treasury and agency securities. In general, long duration credit, agency, and Treasury issues outperformed shorter duration securities in the

4

Index. The mortgage-backed sector also outperformed short- and intermediate-term Treasuries and agencies as the market moved away from AAA-rated Treasuries and agencies towards lower quality issues over the six-month period.

The Fund’s equity component outperformed the S&P 500 Index due to security selection, especially in the health care and information technology sectors. Stock selection in financials and consumer staples detracted modestly from results. The largest contribution to performance was Microsoft Corp. Other positive contributors to performance came from overweight positions in ChevronTexaco Corp. and Apple Computer, Inc. Among the most disappointing performers were Gap, Inc. and Motorola, Inc. Individual security selection was helped by the effectiveness of most of our model’s factors that have been historically successful at identifying outperforming stocks, especially price momentum and analyst estimate revision. Only long-term price reversal detracted from performance modestly. Asset allocation had a neutral impact on performance over the period.

Asset Allocation

as of November 30, 2004

(as a percent of net assets)

	Fixed Income	Common Stock	Other Assets and Liabilities

PPF	85.9%	14.5%	(0.4)%
PPF II	91.3%	9.1%	(0.4)%
PPF III	85.3%	15.1%	(0.4)%
PPF IV	65.0%	35.2%	(0.2)%
PPF V	70.0%	30.3%	(0.3)%
PPF VI	69.6%	30.6%	(0.2)%
PPF VII	73.3%	26.9%	(0.2)%
PPF VIII	69.5%	30.8%	(0.3)%
PPF IX	67.8%	32.4%	(0.2)%
PPF X	64.8%	35.4%	(0.2)%
PPF XI	68.6%	31.4%	—%
PPF XII*	60.3%	—%	39.7%

Portfolio holdings are subject to change daily.

* As of November 30, 2004, the Fund was in its Offering Period.

Current Strategy and Outlook: The near-term outlook is positive with third calendar quarter 2004 earnings hitting 17% and the non-farm payroll report almost double expectations. The Federal Reserve (“Fed”) signaled its intentions to continue with its “measured” increase in rates, and in November 2004 lifted the Fed funds rate to 2.00%*, still considered to be accommodative, triggering a bond market rally. Robust corporate profits, strong jobs numbers, and an inflation-fighting Federal Reserve bode well for equities. Despite Federal Reserve increases to the Fed funds rate, longer term fixed income issues have shown resilience through this period. Looking to 2005, however, we do project rising longer-term rates for the bond market. The allocation decision between equities and fixed income is dependent on our quantitative asset allocation model, which uses the factors mentioned above, not on a qualitative evaluation of the bond versus the equity markets.

*              Subsequent to the preparation of this report, the Fed raised rates 25 basis points on December 14 to 2.25%.

5

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Guarantee Period October 12, 2001
Including Sales Charge:
Class A(1)	(4.42)%	(0.27)%
Class B(2)	(4.27)%	(0.36)%
Class C(3)	(0.37)%	0.91%
Class Q	1.42%	1.74%
Excluding Sales Charge:
Class A	1.42%	1.63%
Class B	0.69%	0.89%
Class C	0.62%	0.91%
Class Q	1.42%	1.74%
S&P 500 Index(4)	12.85%	5.65	%(6)
Lehman Brothers Aggregate Bond Index(5)	4.44%	5.57	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(6)Since inception performance for the index is shown from October 1, 2001.

6

ING PRINCIPAL PROTECTION FUND II

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Guarantee Period February 1, 2002
Including Sales Charge:
Class A(1)	(4.55)%	(0.97)%
Class B(2)	(4.48)%	(1.02)%
Class C(3)	(0.45)%	0.37%
Class Q	1.23%	1.22%
Excluding Sales Charge:
Class A	1.27%	1.12%
Class B	0.45%	0.35%
Class C	0.54%	0.37%
Class Q	1.23%	1.22%
S&P 500 Index(4)	12.85%	3.12%
Lehman Brothers Aggregate Bond Index(5)	4.44%	5.93%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund II against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

7

ING PRINCIPAL PROTECTION FUND III

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Guarantee Period June 6, 2002
Including Sales Charge:
Class A(1)	(4.33)%	(0.85)%
Class B(2)	(4.23)%	(0.82)%
Class C(3)	(0.26)%	0.76%
Class Q	1.47%	1.61%
Excluding Sales Charge:
Class A	1.51%	1.54%
Class B	0.71%	0.75%
Class C	0.73%	0.76%
Class Q	1.47%	1.61%
S&P 500 Index(4)	12.85%	5.74	%(6)
Lehman Brothers Aggregate Bond Index(5)	4.44%	5.87	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund III against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(6)Since inception performance for the index is shown from June 1, 2002.

8

ING PRINCIPAL PROTECTION FUND IV

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Guarantee Period October 8, 2002
Including Sales Charge:
Class A(1)	(2.70)%	0.80%
Class B(2)	(2.56)%	1.03%
Class C(3)	1.50%	2.84%
Class Q	3.29%	3.72%
Excluding Sales Charge:
Class A	3.23%	3.62%
Class B	2.44%	2.85%
Class C	2.50%	2.84%
Class Q	3.29%	3.72%
S&P 500 Index(4)	12.85%	20.45	%(6)
Lehman Brothers Aggregate Bond Index(5)	4.44%	4.20	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund IV against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(6)Since inception performance for the index is shown from October 1, 2002.

9

ING PRINCIPAL PROTECTION FUND V

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Guarantee Period January 23, 2003
Including Sales Charge:
Class A(1)	(3.04)%	(0.46)%
Class B(2)	(2.81)%	(0.54)%
Class C(3)	1.13%	2.07%
Excluding Sales Charge:
Class A	2.87%	2.76%
Class B	2.09%	2.10%
Class C	2.11%	2.07%
S&P 500 Index(4)	12.85%	20.95	%(6)
Lehman Brothers Aggregate Bond Index(5)	4.44%	4.04	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund V against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(6)Since inception performance for the index is shown from February 1, 2003.

10

ING PRINCIPAL PROTECTION FUND VI

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Guarantee Period April 24, 2003
Including Sales Charge:
Class A(1)	(3.35)%	(1.34)%
Class B(2)	(3.14)%	(1.43)%
Class C(3)	0.87%	1.61%
Class Q	2.58%	2.41%
Excluding Sales Charge:
Class A	2.54%	2.36%
Class B	1.75%	1.62%
Class C	1.85%	1.61%
Class Q	2.58%	2.41%
S&P 500 Index(4)	12.85%	18.96	%(6)
Lehman Brothers Aggregate Bond Index(5)	4.44%	3.31	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund VI against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% for the 1 year and since inception returns.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(6)Since inception performance for the index is shown from May 1, 2003.

11

ING PRINCIPAL PROTECTION FUND VII

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Period Ended November 30, 2004

	1 Year	Since Inception of Guarantee Period June 30, 2003
Including Sales Charge:
Class A(1)	(2.70)%	(2.32)%
Class B(2)	(2.43)%	(2.41)%
Class C(3)	1.56%	1.04%
Excluding Sales Charge:
Class A	3.24%	1.84%
Class B	2.57%	1.07%
Class C	2.56%	1.04%
S&P 500 Index(4)	12.85%	16.04	%(6)
Lehman Brothers Aggregate Bond Index(5)	4.44%	2.50	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund VII against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% for the 1 year and since inception return.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(6)Since inception performance for the index is shown from July 1, 2003.

12

ING PRINCIPAL PROTECTION FUND VIII

PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended November 30, 2004

	Since Inception of Guarantee Period December 23, 2003
Including Sales Charge:
Class A(1)	(4.22)%
Class B(2)	(4.10)%
Class C(3)	(0.08)%
Excluding Sales Charge:
Class A	1.62%
Class B	0.85%
Class C	0.91%
S&P 500 Index(4)	7.22	%(6)
Lehman Brothers Aggregate Bond Index(5)	3.39	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund VIII against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(6)Since inception performance for the index is shown from January 1, 2004.

13

ING PRINCIPAL PROTECTION FUND IX

PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended November 30, 2004

	Since Inception of Guarantee Period April 22, 2004
Including Sales Charge:
Class A(1)	(4.23)%
Class B(2)	(3.90)%
Class C(3)	0.07%
Excluding Sales Charge:
Class A	1.61%
Class B	1.10%
Class C	1.07%
S&P 500 Index(4)	7.13	%(6)
Lehman Brothers Aggregate Bond Index(5)	3.40	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund IX against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(6)Since inception performance for the index is shown from May 1, 2004.

14

ING PRINCIPAL PROTECTION FUND X

PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended November 30, 2004

	Since Inception of Guarantee Period August 17, 2004
Including Sales Charge:
Class A(1)	(3.43)%
Class B(2)	(2.80)%
Class C(3)	1.22%
Excluding Sales Charge:
Class A	2.46%
Class B	2.20%
Class C	2.22%
S&P 500 Index(4)	6.78	%(6)
Lehman Brothers Aggregate Bond Index(5)	0.31	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund IX against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(6)Since inception performance for the index is shown from May 1, 2004.

15

ING PRINCIPAL PROTECTION FUNDS

INVESTMENT STRATEGY AND PRINCIPAL RISKS

What is the Investment Strategy During the Guarantee Period?

The Funds undertake (the “Payment Undertaking”) that on the Guarantee Maturity Date specified in the Prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the inception of the Guarantee Period, less certain expenses not covered by the Expense Limitation Agreement (“Guaranteed Amount”), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. Note: An investor must act on the Guarantee Maturity Date in order to receive the Guaranteed Amount.

As you know, the Funds do not implement an “investment strategy” in any conventional sense. Rather, the Funds’ asset allocation strategy seeks to optimize the exposure of the series to the Equity Component while protecting the Funds’ assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Payment Undertaking. The Funds allocate their assets among the following asset classes during the Guarantee Period:

•   During the Guarantee Period, the Funds’ assets will be allocated between the:

•              Equity Component, consisting primarily of common stocks included in the S&P 500 Index and futures contracts on the S&P 500 Index; and the

•              Fixed Component, consisting primarily of short- to intermediate-duration U.S. Government securities.

The Funds’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that payment by MBIA under the Guarantee will be required. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Funds.

How Does the Funds’ Asset Allocation work?

The Funds use a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Funds, the then prevailing level of interest rates, equity market volatility, the Funds’ total annual expenses, and the Maturity Date. The model determined the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter.

Equity Component: The Funds will employ an enhanced index strategy. This strategy means that the Funds invest at least 80% of the Equity Component’s net assets in stocks included in the S&P 500 Index although the weightings of the stocks will vary somewhat from their respective weightings in the Index. The Equity Component may also include up to 20% of its assets in S&P 500 Index futures contracts. The Funds may use futures for hedging purposes, but may only use futures on the S&P 500 Index and U.S. Treasury securities.

If the Equity Component’s market value is $5 million or less, in order to replicate investment in stocks listed on the S&P 500 Index, the Portfolio Manager may invest the entire amount of the Equity Component’s assets in S&P 500 Index futures, in exchange traded funds (ETFs), or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Funds’ investment in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Funds’ Portfolio Manager will not employ an enhanced index strategy when it invests in S&P 500 Index futures and ETFs.

Fixed Component: The Funds look to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities of a short- to intermediate duration. Duration refers to the sensitivity of fixed income securities to interest rate changes. Generally, fixed income securities with shorter durations are less sensitive to changes in interest rates. These U.S. Government securities include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or Agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody’s Investors Service, Inc., futures on U.S. Treasury securities and money market instruments.

What Are the Principal Guarantee Period Risks?

Allocation Risk: If at the inception of, or at any time during, the Guarantee Period interest rates are low, the Funds’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that a payment would be required under the Payment Undertaking. The effect of low interest rates on the Funds would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Funds’ assets may become largely invested in the Fixed Component. If the

16

value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Funds would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Funds’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Opportunity Costs: The Funds may allocate a substantial portion, and under certain circumstances all, of the Fund’s assets to the Fixed Component in order to conserve the Funds’ assets to a level equal to or above the present value of the Payment Undertaking. Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Funds’ assets. If the market value of the Equity Component rises, the percentage of the Funds’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Funds will affect these allocations. For example, if the Funds incur early losses, the Funds may allocate 100% of the Funds’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component. The extent to which the Funds participate in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Funds, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Fund and other factors. The Funds might capture a material portion, very little or none of any equity market increase. It is possible that on the Maturity Date, an investor could receive only the Guaranteed Amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

Worse Case Scenarios for the Funds’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee period: (a) the Fund’s NAVs decrease; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Funds’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

Investing in Stocks: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the Portfolio Manager’s skill in determining which securities to overweight, underweight or avoid altogether.

Investing in Bonds: The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is also a risk that the issuer will default on the payment of principal or interest. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as taxable income each year, even though the holder receives no interest payment on the security during the year. Because the Funds must distribute substantially all of their net income (including non-cash income attributable to zero coupon securities) to their shareholders each year for income and excise tax purposes, such accrued discount would also be taken into account in determining the amount of taxable distributions to shareholders. In addition, the Funds may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy their distribution requirements.

Use of Futures: While the use of futures contracts by the Funds can amplify a gain, it can also amplify a loss. Such a loss can be substantially more money than the actual cost of the investment. In addition, while a hedging strategy can guard against potential risks for the Funds as a whole, it adds to the Funds’ expense and may reduce or eliminate potential gains. There is also a risk that a futures contract intended as a hedge may not perform as expected.

Transaction Costs and Taxes: The asset allocation process results in additional transaction costs such as brokerage commissions. The process can have an adverse effect on the performance of the Funds during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Funds, may increase the Funds’ transaction costs.

The asset allocation process and sale of fixed-income securities in connection with the transition period may also result in the realization of additional gains to the Funds and may therefore also increase the tax liability of shareholders. The Funds will distribute any net gains and income to shareholders. Such distributions are taxable to shareholders even if the distributions are reinvested in the Funds.

For further information on the Funds’ Investment Strategy and Risks, please refer to your Prospectus and Statement of Additional Information.

17

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Principal Protection Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,010.10	1.74%	$8.77
Class B	1,000.00	1,006.90	2.49	12.53
Class C	1,000.00	1,007.20	2.49	12.53
Class Q	1,000.00	1,011.10	1.74	8.77
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.34	1.74%	$8.80
Class B	1,000.00	1,012.58	2.49	12.56
Class C	1,000.00	1,012.58	2.49	12.56
Class Q	1,000.00	1,016.34	1.74	8.80

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

18

ING Principal Protection Fund II	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,010.70	1.60%	$8.06
Class B	1,000.00	1,006.60	2.35	11.82
Class C	1,000.00	1,007.50	2.35	11.83
Class Q	1,000.00	1,010.20	1.59	8.01
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.05	1.60%	$8.09
Class B	1,000.00	1,013.29	2.35	11.86
Class C	1,000.00	1,013.29	2.35	11.86
Class Q	1,000.00	1,017.10	1.59	8.04

ING Principal Protection Fund III	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,012.00	1.59%	$8.02
Class B	1,000.00	1,008.10	2.34	11.78
Class C	1,000.00	1,008.30	2.34	11.78
Class Q	1,000.00	1,012.70	1.59	8.02
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.10	1.59%	$8.04
Class B	1,000.00	1,013.34	2.34	11.81
Class C	1,000.00	1,013.34	2.34	11.81
Class Q	1,000.00	1,017.10	1.59	8.04

ING Principal Protection Fund IV	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,019.40	1.57%	$7.95
Class B	1,000.00	1,015.50	2.32	11.72
Class C	1,000.00	1,016.10	2.32	11.73
Class Q	1,000.00	1,019.00	1.57	7.95
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.57%	$7.94
Class B	1,000.00	1,013.44	2.32	11.71
Class C	1,000.00	1,013.44	2.32	11.71
Class Q	1,000.00	1,017.20	1.57	7.94

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

19

ING Principal Protection Fund V	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,019.50	1.56%	$7.90
Class B	1,000.00	1,015.90	2.31	11.67
Class C	1,000.00	1,015.10	2.31	11.67
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.25	1.56%	$7.89
Class B	1,000.00	1,013.49	2.31	11.66
Class C	1,000.00	1,013.49	2.31	11.66

ING Principal Protection Fund VI	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,017.30	1.58%	$7.99
Class B	1,000.00	1,012.50	2.33	11.75
Class C	1,000.00	1,013.50	2.33	11.76
Class Q	1,000.00	1,016.70	1.58	7.99
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.15	1.58%	$7.99
Class B	1,000.00	1,013.39	2.33	11.76
Class C	1,000.00	1,013.39	2.33	11.76
Class Q	1,000.00	1,017.15	1.58	7.99

ING Principal Protection Fund VII	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,020.90	1.35%	$6.84
Class B	1,000.00	1,017.40	2.10	10.62
Class C	1,000.00	1,017.30	2.10	10.62
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.30	1.35%	$6.83
Class B	1,000.00	1,014.54	2.10	10.61
Class C	1,000.00	1,014.54	2.10	10.61

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

20

ING Principal Protection Fund VIII	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,020.80	1.51%	$7.65
Class B	1,000.00	1,017.10	2.26	11.43
Class C	1,000.00	1,017.70	2.26	11.43
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.50	1.51%	$7.64
Class B	1,000.00	1,013.74	2.26	11.41
Class C	1,000.00	1,013.74	2.26	11.41

ING Principal Protection Fund IX	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,024.30	1.75%	$8.88
Class B	1,000.00	1,020.20	2.50	12.66
Class C	1,000.00	1,019.90	2.50	12.66
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.29	1.75%	$8.85
Class B	1,000.00	1,012.53	2.50	12.61
Class C	1,000.00	1,012.53	2.50	12.61

ING Principal Protection Fund X	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,024.60	1.72%	$8.73
Class B	1,000.00	1,022.00	2.22	11.25
Class C	1,000.00	1,022.20	2.28	11.56
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.44	1.72%	$8.69
Class B	1,000.00	1,013.94	2.22	11.21
Class C	1,000.00	1,013.64	2.28	11.51

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

21

ING Principal Protection Fund XI	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$984.00	1.24%	$6.17
Class B	1,000.00	985.00	1.99	9.90
Class C	1,000.00	985.00	1.99	9.90
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.85	1.24%	$6.28
Class B	1,000.00	1,015.14	1.99	10.05
Class C	1,000.00	1,014.84	1.99	10.05

ING Principal Protection Fund XII	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,000.00	1.25%	$6.27
Class B	1,000.00	1,000.00	1.90	9.53
Class C	1,000.00	1,000.00	1.90	9.53
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.00	1.25%	$6.33
Class B	1,000.00	1,015.09	1.90	9.60
Class C	1,000.00	1,015.09	1.90	9.60

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

22

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING Principal Protection Fund	ING Principal Protection Fund II	ING Principal Protection Fund III	ING Principal Protection Fund IV
ASSETS:
Investments in securities at value*	$265,532,116	$379,175,499	$293,751,388	$566,110,089
Repurchase agreement	1,193,000	2,521,000	2,477,000	4,428,000
Cash	861	893	238	263
Dividends and interest receivable	185,135	166,839	180,714	992,492
Prepaid expenses	2,535	3,605	2,524	4,783
Total assets	266,913,647	381,867,836	296,411,864	571,535,627

LIABILITIES:
Payable for fund shares redeemed	306,263	675,288	625,720	793,137
Payable to affiliates	527,006	583,368	451,793	874,371
Payable for trustee fees	27,672	52,389	33,480	40,841
Other accrued expenses and liabilities	377,008	465,037	281,673	433,280
Total liabilities	1,237,949	1,776,082	1,392,666	2,141,629
NET ASSETS	$265,675,698	$380,091,754	$295,019,198	$569,393,998

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$269,940,515	$398,608,503	$301,676,840	$532,882,539
Accumulated net investment loss	(821,077)	(626,916)	(443,909)	(73,163)
Accumulated net realized loss on investments	(16,578,655)	(34,388,224)	(21,693,184)	(2,643,334)
Net unrealized appreciation or depreciation on investments	13,134,915	16,498,391	15,479,451	39,227,956
NET ASSETS	$265,675,698	$380,091,754	$295,019,198	$569,393,998

* Cost of investments in securities	$252,397,201	$362,677,108	$278,271,937	$526,882,133

See Accompanying Notes to Financial Statements

23

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING Principal Protection Fund	ING Principal Protection Fund II	ING Principal Protection Fund III	ING Principal Protection Fund IV
Class A:
Net assets	$23,410,232	$31,765,257	$23,987,323	$42,136,427
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,385,922	3,305,374	2,458,025	4,043,621
Net asset value and redemption price per share	$9.81	$9.61	$9.76	$10.42
Maximum offering price per share (5.75%)(1)	$10.40	$10.20	$10.36	$11.06

Class B:
Net assets	$208,609,127	$290,065,637	$234,603,957	$446,470,906
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	21,243,292	30,152,326	24,027,584	42,838,315
Net asset value and redemption price per share(2)	$9.82	$9.62	$9.76	$10.42
Maximum offering price per share	$9.82	$9.62	$9.76	$10.42

Class C:
Net assets	$33,087,909	$58,229,789	$35,833,339	$79,827,829
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,360,304	6,036,910	3,659,587	7,640,811
Net asset value and redemption price per share(2)	$9.85	$9.65	$9.79	$10.45
Maximum offering price per share	$9.85	$9.65	$9.79	$10.45

Class Q:
Net assets	$568,430	$31,071	$594,579	$958,836
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	57,792	3,230	60,999	92,028
Net asset value and redemption price per share(2)	$9.84	$9.62	$9.75	$10.42
Maximum offering price per share	$9.84	$9.62	$9.75	$10.42

(1)   Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)   Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

24

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING Principal Protection Fund V	ING Principal Protection Fund VI	ING Principal Protection Fund VII	ING Principal Protection Fund VIII
ASSETS:
Investments in securities at value*	$460,295,352	$429,712,482	$220,724,569	$146,735,455
Repurchase agreement	3,496,000	2,923,000	1,267,000	1,139,000
Cash	686	761	570	911

Receivables:
Investment securities sold	—	14,572,902	—	4,596,495
Dividends and interest	696,596	585,202	293,656	204,803
Prepaid expenses	3,528	3,460	1,759	2,265
Reimbursement due from manager	—	—	35,740	—
Total assets	464,492,162	447,797,807	222,323,294	152,678,929

LIABILITIES:
Payable for investment securities purchased	—	14,694,308	—	4,739,430
Payable for fund shares redeemed	1,040,254	361,477	173,388	62,646
Payable to affiliates	710,643	662,531	339,706	199,940
Payable for trustee fees	14,445	12,433	17,824	8,680
Other accrued expenses and liabilities	332,751	303,642	230,047	193,085
Total liabilities	2,098,093	16,034,391	760,965	5,203,781
NET ASSETS	$462,394,069	$431,763,416	$221,562,329	$147,475,148

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$464,795,019	$436,768,051	$224,194,175	$148,717,830
Undistributed net investment income (accumulated net investment loss)	(143,628)	(139,834)	(76,846)	(162,887)
Accumulated net realized loss on investments	(3,675,706)	(3,512,914)	(342,524)	(1,659,944)
Net unrealized appreciation or depreciation on investments	1,418,384	(1,351,887)	(2,212,476)	580,149
NET ASSETS	$462,394,069	$431,763,416	$221,562,329	$147,475,148

* Cost of investments in securities	$458,876,968	$431,064,369	$222,937,045	$146,155,306

See Accompanying Notes to Financial Statements

25

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

(CONTINUED)

	ING Principal Protection Fund V	ING Principal Protection Fund VI	ING Principal Protection Fund VII	ING Principal Protection Fund VIII
Class A:
Net assets	$35,893,378	$36,599,355	$17,477,963	$19,330,641
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,655,750	3,738,460	1,786,935	1,957,047
Net asset value and redemption price per share	$9.82	$9.79	$9.78	$9.88
Maximum offering price per share (5.75%)(1)	$10.42	$10.39	$10.38	$10.48

Class B:
Net assets	$378,149,278	$343,558,602	$170,879,437	$98,401,496
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	38,445,718	35,044,796	17,319,144	9,946,220
Net asset value and redemption price per share (2)	$9.84	$9.80	$9.87	$9.89
Maximum offering price per share	$9.84	$9.80	$9.87	$9.89

Class C:
Net assets	$48,351,413	$51,319,127	$33,204,929	$29,743,011
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	4,905,675	5,222,554	3,367,531	3,005,533
Net asset value and redemption price per share (2)	$9.86	$9.83	$9.86	$9.90
Maximum offering price per share	$9.86	$9.83	$9.86	$9.90

Class Q:
Net assets	n/a	$286,332	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$0.01	n/a	n/a
Shares outstanding	n/a	29,236	n/a	n/a
Net asset value and redemption price per share	n/a	$9.79	n/a	n/a
Maximum offering price per share	n/a	$9.79	n/a	n/a

(1)   Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)   Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

26

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING Principal Protection Fund IX	ING Principal Protection Fund X	ING Principal Protection Fund XI	ING Principal Protection Fund XII
ASSETS:
Investments in securities at value*	$98,314,511	$73,419,767	$45,981,578	$—
Short-term investments**	—	—	—	872,509
Repurchase agreement	521,000	378,000	661,000	198,000
Cash	108	571	294	58,151

Receivables:
Investment securities sold	—	15	—	—
Fund shares sold	2,362	—	—	647,985
Dividends and interest	164,595	128,384	6,856	16
Prepaid expenses	57,565	87,951	170,902	—
Total assets	99,060,141	74,014,688	46,820,630	1,776,661

LIABILITIES:
Payable for fund shares redeemed	8,041	89,582	—	—
Payable to affiliates	144,920	105,896	49,159	553
Payable for trustee fees	7,657	3,470	1,023	3
Other accrued expenses and liabilities	226,494	140,564	125,922	61
Total liabilities	387,112	339,512	176,104	617
NET ASSETS	$98,673,029	$73,675,176	$46,644,526	$1,776,044

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$98,498,316	$72,562,918	$47,348,328	$1,776,434
Accumulated net investment loss	(144,687)	(165,783)	(115,720)	(337)
Accumulated net realized gain (loss) on investments	(672,997)	46,571	—	—
Net unrealized appreciation or depreciation on investments	992,397	1,231,470	(588,082)	(53)
NET ASSETS	$98,673,029	$73,675,176	$46,644,526	$1,776,044

* Cost of investments in securities	$97,322,114	$72,188,297	$46,569,660	$—
** Cost of short-term investments	$—	$—	$—	$872,562

See Accompanying Notes to Financial Statements

27

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)
(CONTINUED)

	ING Principal Protection Fund IX	ING Principal Protection Fund X	ING Principal Protection Fund XI	ING Principal Protection Fund XII
Class A:
Net assets	$17,307,578	$15,825,647	$9,723,332	$129,261
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	1,732,670	1,559,372	986,668	12,927
Net asset value and redemption price per share	$9.99	$10.15	$9.85	$10.00
Maximum offering price per share (5.75%)(1)	$10.60	$10.77	$10.45	$10.61

Class B:
Net assets	$62,144,816	$44,242,318	$29,336,919	$1,460,598
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	6,213,864	4,358,278	2,977,763	146,094
Net asset value and redemption price per share(2)	$10.00	$10.15	$9.85	$10.00
Maximum offering price per share	$10.00	$10.15	$9.85	$10.00

Class C:
Net assets	$19,220,635	$13,607,211	$7,584,275	$186,185
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	1,921,120	1,340,621	770,050	18,622
Net asset value and redemption price per share(2)	$10.00	$10.15	$9.85	$10.00
Maximum offering price per share	$10.00	$10.15	$9.85	$10.00

(1)   Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)   Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

28

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING Principal Protection Fund	ING Principal Protection Fund II	ING Principal Protection Fund III	ING Principal Protection Fund IV
INVESTMENT INCOME:
Dividends	$441,425	$397,451	$452,704	$2,348,888
Interest	5,198,194	8,043,534	5,873,389	6,448,829
Total investment income	5,639,619	8,440,985	6,326,093	8,797,717

EXPENSES:
Investment management fees	1,151,429	1,639,999	1,258,465	2,419,628

Distribution and service fees:
Class A	31,915	43,247	33,295	59,931
Class B	1,118,167	1,553,979	1,239,274	2,337,581
Class C	190,331	322,859	197,657	442,474
Class Q	783	44	743	1,190

Transfer agent fees:
Class A	4,790	8,790	6,728	8,408
Class B	41,850	77,013	62,300	81,993
Class C	7,150	15,995	9,975	15,567
Class Q	106	9	137	149
Administrative service fees	143,927	204,998	157,307	302,451
Shareholder reporting expense	30,983	45,225	31,380	47,667
Registration fees	3,292	1,964	2,106	8,228
Professional fees	10,776	20,385	16,617	27,401
Custody and accounting expense	23,830	31,110	24,790	42,973
Trustee fees	7,618	20,117	12,201	12,763
Guarantee fees	474,965	676,500	519,117	998,097
Miscellaneous expense	13,401	17,072	12,309	21,260
Total expenses	3,255,313	4,679,306	3,584,401	6,827,761
Net recouped fees	230,000	—	—	—
Net expenses	3,485,313	4,679,306	3,584,401	6,827,761
Net investment income	2,154,306	3,761,679	2,741,692	1,969,956

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,008,113	558,526	1,809,702	1,830,703
Net change in unrealized appreciation or depreciation on investments	(1,198,015)	(1,404,138)	(1,740,052)	5,418,427
Net realized and unrealized gain (loss) on investments	(189,902)	(845,612)	69,650	7,249,130
Increase in net assets resulting from operations	$1,964,404	$2,916,067	$2,811,342	$9,219,086

See Accompanying Notes to Financial Statements

29

	ING Principal Protection Fund V	ING Principal Protection Fund VI	ING Principal Protection Fund VII	ING Principal Protection Fund VIII
INVESTMENT INCOME:
Dividends	$1,659,104	$1,410,618	$676,186	$488,435
Interest	5,732,985	5,542,544	2,584,922	2,004,867
Total investment income	7,392,089	6,953,162	3,261,108	2,493,302

EXPENSES:
Investment management fees	1,950,382	1,831,451	937,270	481,226

Distribution and service fees:
Class A	49,931	50,334	24,738	26,037
Class B	1,962,011	1,794,595	884,405	516,036
Class C	276,244	291,959	188,233	161,773
Class Q	—	357	—	—

Transfer agent fees:
Class A	6,941	9,802	3,942	3,282
Class S	—	—	—	—
Class B	68,077	87,329	35,198	16,267
Class C	9,605	14,331	7,562	5,137
Class Q	—	68	—	—
Administrative service fees	243,795	228,929	117,158	78,195
Shareholder reporting expense	37,110	34,770	25,268	6,657
Registration fees	2,858	14,136	10,935	9,031
Professional fees	25,437	23,081	12,024	6,172
Custody and accounting expense	27,630	31,750	21,594	19,620
Trustee fees	9,787	8,565	6,734	2,254
Guarantee fees	804,533	755,474	386,624	258,046
Organization and offering expense	—	—	18,782	97,307
Miscellaneous expense	16,046	14,425	8,573	2,828
Total expenses	5,490,387	5,191,356	2,689,040	1,689,868
Net waived and reimbursed fees	—	—	(312,215)	—
Net expenses	5,490,387	5,191,356	2,376,825	1,689,868
Net investment income	1,901,702	1,761,806	884,283	803,434

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,486,481	586,961	1,816,915	(674,887)
Net change in unrealized appreciation or depreciation on investments	4,028,577	3,711,608	1,368,968	2,633,360
Net realized and unrealized gain on investments	5,515,058	4,298,569	3,185,883	1,958,473
Increase in net assets resulting from operations	$7,416,760	$6,060,375	$4,070,166	$2,761,907

See Accompanying Notes to Financial Statements

30

	ING Principal Protection Fund IX	ING Principal Protection Fund X	ING Principal Protection Fund XI	ING Principal Protection Fund XII
INVESTMENT INCOME:
Dividends	$384,784	$207,293	$6,819	$4
Interest	1,397,623	612,259	135,371	276
Total investment income	1,782,407	819,552	142,190	280

EXPENSES:
Investment management fees	329,376	159,103	23,236	256

Distribution and service fees:
Class A	23,579	16,425	3,588	5
Class B	327,614	188,728	44,463	240
Class C	104,501	54,114	10,061	24

Transfer agent fees:
Class A	5,920	4,740	1,062	1
Class B	20,542	13,488	3,290	18
Class C	6,563	3,853	745	2
Administrative service fees	52,642	30,854	6,888	28
Shareholder reporting expense	21,453	19,908	4,546	19
Registration fees	33,048	9,245	433	1
Professional fees	22,863	14,749	3,444	13
Custody and accounting expense	11,401	7,162	1,605	7
Trustee fees	6,035	3,458	1,023	3
Guarantee fees	173,722	70,952	5,095
Organization and offering expense	87,739	101,164	16,233	—
Miscellaneous expense	3,617	2,031	433	—
Total expenses	1,230,615	699,974	126,145	617
Net recouped (waived and reimbursed) fees	13,000	(45,548)	—	—
Net expenses	1,243,615	654,426	126,145	617
Net investment income (loss)	538,792	165,126	16,045	(337)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(356,232)	268,966	—	—
Net change in unrealized appreciation or depreciation on investments	1,989,194	1,230,712	(588,082)	(53)
Net realized and unrealized gain (loss) on investments	1,632,962	1,499,678	(588,082)	(53)
Increase (decrease) in net assets resulting from operations	$2,171,754	$1,664,804	$(572,037)	$(390)

See Accompanying Notes to Financial Statements

31

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Principal Protection Fund		ING Principal Protection Fund II		ING Principal Protection Fund III
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income	$2,154,306	$5,268,801	$3,761,679	$8,790,620	$2,741,692	$6,428,702
Net realized gain on investments	1,008,113	12,838,793	558,526	18,834,971	1,809,702	8,922,253
Net change in unrealized appreciation or depreciation on investments	(1,198,015)	(24,692,215)	(1,404,138)	(40,945,613)	(1,740,052)	(24,725,472)
Net increase (decrease) in net assets resulting from operations	1,964,404	(6,584,621)	2,916,067	(13,320,022)	2,811,342	(9,374,517)

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class A	(564,345)	(745,132)	(866,398)	(1,197,538)	(626,977)	(832,606)
Class B	(3,355,370)	(3,485,693)	(5,524,028)	(5,262,708)	(4,298,535)	(3,887,884)
Class C	(477,836)	(690,305)	(1,035,340)	(1,303,518)	(636,967)	(676,217)
Class Q	(13,669)	(20,464)	(820)	(1,033)	(15,845)	(12,938)
Total distributions	(4,411,220)	(4,941,594)	(7,426,586)	(7,764,797)	(5,578,324)	(5,409,645)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	3,465,396	3,885,287	5,578,636	5,723,908	4,415,080	4,189,718
Cost of shares redeemed	(45,139,034)	(149,531,466)	(58,073,994)	(206,725,364)	(40,446,327)	(123,579,930)
Net decrease in net assets resulting from capital share transactions	(41,673,638)	(145,646,179)	(52,495,358)	(201,001,456)	(36,031,247)	(119,390,212)
Net decrease in net assets	(44,120,454)	(157,172,394)	(57,005,877)	(222,086,275)	(38,798,229)	(134,174,374)

NET ASSETS:
Beginning of period	309,796,152	466,968,546	437,097,631	659,183,906	333,817,427	467,991,801
End of period	$265,675,698	$309,796,152	$380,091,754	$437,097,631	$295,019,198	$333,817,427
Undistributed net investment income (accumulated net investment loss) at end of period	$(821,077)	$1,435,837	$(626,916)	$3,037,991	$(443,909)	$2,392,723

See Accompanying Notes to Financial Statements

32

	ING Principal Protection Fund IV		ING Principal Protection Fund V		ING Principal Protection Fund VI
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income	$1,969,956	$3,011,173	$1,901,702	$3,240,676	$1,761,806	$2,869,402
Net realized gain on investments	1,830,703	2,049,301	1,486,481	16,807,982	586,961	11,213,182
Net change in unrealized appreciation or depreciation on investments	5,418,427	(6,751,561)	4,028,577	(28,351,175)	3,711,608	(22,877,710)
Net increase (decrease) in net assets resulting from operations	9,219,086	(1,691,087)	7,416,760	(8,302,517)	6,060,375	(8,795,126)

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class A	(506,742)	(919,743)	(496,879)	(842,738)	(511,388)	(547,735)
Class B	(1,908,318)	(3,228,097)	(2,350,735)	(2,665,614)	(2,107,697)	(1,560,667)
Class C	(236,264)	(575,221)	(218,543)	(462,165)	(215,982)	(321,198)
Class Q	(11,929)	(15,495)	—	—	(4,049)	(3,278)

Net realized gains:
Class A	(188,414)	(192,145)	(1,227,769)	(442,254)	(1,182,133)	(151,157)
Class B	(1,998,186)	(1,520,921)	(12,976,224)	(3,193,257)	(11,096,003)	(1,115,952)
Class C	(359,397)	(391,698)	(1,686,942)	(638,079)	(1,690,563)	(243,823)
Class Q	(4,227)	(2,962)	—	—	(9,107)	(799)
Total distributions	(5,213,477)	(6,846,282)	(18,957,092)	(8,244,107)	(16,816,922)	(3,944,609)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	4,213,070	5,413,299	16,739,395	7,188,304	14,393,055	3,346,598
Cost of shares redeemed	(77,237,278)	(236,370,783)	(51,984,786)	(159,341,091)	(53,210,027)	(119,629,889)
Net decrease in net assets resulting from capital share transactions	(73,024,208)	(230,957,484)	(35,245,391)	(152,152,787)	(38,816,972)	(116,283,291)
Net decrease in net assets	(69,018,599)	(239,494,853)	(46,785,723)	(168,699,411)	(49,573,519)	(129,023,026)

NET ASSETS:
Beginning of period	638,412,597	877,907,450	509,179,792	677,879,203	481,336,935	610,359,961
End of period	$569,393,998	$638,412,597	$462,394,069	$509,179,792	$431,763,416	$481,336,935
Undistributed net investment income (accumulated net investment loss) at end of period	$(73,163)	$620,134	$(143,628)	$1,020,827	$(139,834)	$937,476

See Accompanying Notes to Financial Statements

33

	ING Principal Protection Fund VII		ING Principal Protection Fund VIII		ING Principal Protection Fund IX
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income	$884,283	$2,283,738	$803,434	$447,810	$538,792	$99,904
Net realized gain (loss) on investments	1,816,915	1,190,476	(674,887)	552,844	(356,232)	(28,231)
Net change in unrealized appreciation or depreciation on investments	1,368,968	(3,578,229)	2,633,360	(2,053,211)	1,989,194	(996,797)
Net increase (decrease) in net assets resulting from operations	4,070,166	(104,015)	2,761,907	(1,052,557)	2,171,754	(925,124)

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class A	(279,134)	(504,097)	(335,824)	(18,697)	(245,556)	—
Class B	(1,424,159)	(977,463)	(856,452)	(80,749)	(506,813)	—
Class C	(204,609)	(425,072)	(248,056)	(26,745)	(151,384)	—

Net realized gains:
Class A	(268,658)	—	(199,695)	—	(50,450)	—
Class B	(2,577,457)	—	(1,026,758)	—	(181,711)	—
Class C	(507,137)	—	(312,466)	—	(56,624)	—
Total distributions	(5,261,154)	(1,906,632)	(2,979,251)	(126,191)	(1,192,538)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	178,689,762	—	175,816,255	—	110,468,680
Dividends reinvested	4,485,076	1,581,185	2,340,510	99,974	955,712	—
	4,485,076	180,270,947	2,340,510	175,916,229	955,712	110,468,680
Cost of shares redeemed	(30,038,631)	(52,898,713)	(15,721,464)	(13,664,035)	(11,732,364)	(1,073,091)
Net increase (decrease) in net assets resulting from capital share transactions	(25,553,555)	127,372,234	(13,380,954)	162,252,194	(10,776,652)	109,395,589
Net increase (decrease) in net assets	(26,744,543)	125,361,587	(13,598,298)	161,073,446	(9,797,436)	108,470,465

NET ASSETS:
Beginning of period	248,306,872	122,945,285	161,073,446	—	108,470,465	—
End of period	$221,562,329	$248,306,872	$147,475,148	$161,073,446	$98,673,029	$108,470,465
Undistributed net investment income (accumulated net investment loss) at end of period	$(76,846)	$946,773	$(162,887)	$474,011	$(144,687)	$220,274

See Accompanying Notes to Financial Statements

34

	ING Principal Protection Fund X		ING Principal Protection Fund XI(1)	ING Principal Protection Fund XII(2)
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Period Ended November 30, 2004	Period Ended November 30, 2004
FROM OPERATIONS:
Net investment income (loss)	$165,126	$(4,182)	$16,045	$(337)
Net realized gain on investments	268,966	—	—	—
Net change in unrealized appreciation or depreciation on investments	1,230,712	758	(588,082)	(53)
Net increase (decrease) in net assets resulting from operations	1,664,804	(3,424)	(572,037)	(390)

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class A	(102,080)	—	(35,729)	—
Class B	(174,940)	—	(74,764)	—
Class C	(56,252)	—	(21,272)	—

Net realized gains:
Class A	(47,638)	—	—	—
Class B	(133,701)	—	—	—
Class C	(41,056)	—	—	—
Total distributions	(555,667)	—	(131,765)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	54,811,621	19,576,040	47,835,655	1,776,434
Dividends reinvested	462,384	—	110,271	—
	55,274,005	19,576,040	47,945,926	1,776,434
Cost of shares redeemed	(2,057,322)	(223,260)	(597,598)	—
Net increase in net assets resulting from capital share transactions	53,216,683	19,352,780	47,348,328	1,776,434
Net increase in net assets	54,325,820	19,349,356	46,644,526	1,776,044

NET ASSETS:
Beginning of period	19,349,356	—	—	—
End of period	$73,675,176	$19,349,356	$46,644,526	$1,776,044
Undistributed net investment income (accumulated net investment loss) at end of period	$(165,783)	$2,363	$(115,720)	$(337)

(1)   Fund commenced operations on September 16, 2004.

(2)   Fund commenced operations on November 15, 2004.

See Accompanying Notes to Financial Statements

35

ING PRINCIPAL PROTECTION FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A				Class B
	Six Months Ended November 30,	Year Ended May 31,		July 5, 2001(1) to May 31,	Six Months Ended November 30,	Year Ended May 31,		July 5, 2001(1) to May 31,
	2004	2004	2003	2002	2004	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$9.95	10.25	9.85	10.00	9.91	10.21	9.81	10.00

Income (loss) from investment operations:
Net investment income	$0.14	0.23	0.22	0.11	0.08	0.14	0.15	0.04
Net realized and unrealized gain (loss) on investments	$(0.04)	(0.33)	0.42	(0.22)	(0.01)	(0.32)	0.41	(0.21)
Total from investment operations	$0.10	(0.10)	0.64	(0.11)	0.07	(0.18)	0.56	(0.17)

Less distributions from:
Net investment income	$0.24	0.20	0.24	0.04	0.16	0.12	0.16	0.02
Total distributions	$0.24	0.20	0.24	0.04	0.16	0.12	0.16	0.02
Net asset value, end of period	$9.81	9.95	10.25	9.85	9.82	9.91	10.21	9.81

Total Return(2): %	1.01	(1.01)	6.60	(1.29)*	0.69	(1.76)	5.82	(1.78)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$23,410	28,057	51,385	62,301	208,609	237,539	328,399	345,449

Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment (3)(4)%	1.74	1.74	1.75	1.75	2.49	2.49	2.50	2.50
Gross expenses prior to expense reimbursement/ recoupment(3)%	1.58	1.67	1.78	1.87	2.33	2.42	2.54	2.62
Net investment income after expense reimbursement/ recoupment (3)(4)%	2.18	2.03	2.21	1.44	1.43	1.28	1.46	0.69
Portfolio turnover rate %	4	29	47	125	4	29	47	125

	Class C				Class Q
	Six Months Ended November 30,	Year Ended May 31,		July 5, 2001(1) to May 31,	Six Months Ended November 30,	Year Ended May 31,		July 5, 2001(1) to May 31,
	2004	2004	2003	2002	2004	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$9.92	10.21	9.81	10.00	9.97	10.27	9.87	10.00

Income (loss) from investment operations:
Net investment income	$0.10	0.15	0.15	0.05	0.17	0.24	0.25	0.11
Net realized and unrealized gain (loss) on investments	$(0.03)	(0.34)	0.41	(0.22)	(0.06)	(0.34)	0.40	(0.19)
Total from investment operations	$0.07	(0.19)	0.56	(0.17)	0.11	(0.10)	0.65	(0.08)

Less distributions from:
Net investment income	$0.14	0.10	0.16	0.02	0.24	0.20	0.25	0.05
Total distributions	$0.14	0.10	0.16	0.02	0.24	0.20	0.25	0.05
Net asset value, end of period	$9.85	9.92	10.21	9.81	9.84	9.97	10.27	9.87

Total Return(2): %	0.72	(1.83)	5.78	(1.66)*	1.11	(1.01)	6.68	(1.13)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$33,088	43,529	85,451	105,908	568	671	1,733	2,434

Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment (3)(4)%	2.49	2.49	2.50	2.30	1.74	1.70	1.66	1.60
Gross expenses prior to expense reimbursement/ recoupment (3)%	2.33	2.42	2.54	2.62	1.58	1.63	1.69	1.72
Net investment income after expense reimbursement/ recoupment (3)(4)%	1.42	1.28	1.45	0.72	2.18	2.08	2.30	1.59
Portfolio turnover rate %	4	29	47	125	4	29	47	125

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*      Represents performance beginning on the first day of the Guarantee Period (October 12, 2001). Total return from commencement of offering of shares was (1.11)%, (1.70)%, (1.70)% and (0.81)% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

36

ING PRINCIPAL PROTECTION FUND II (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A				Class B
	Six Months Ended November 30,	Year Ended May 31,		November 5, 2001(1) to May 31,	Six Months Ended November 30,	Year Ended May 31,		November 5, 2001(1) to May 31,
	2004	2004	2003	2002	2004	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$9.77	10.15	9.83	10.00	9.74	10.12	9.80	10.00

Income (loss) from investment operations:
Net investment income	$0.17	0.25	0.23	0.06	0.09	0.16	0.16	0.03
Net realized and unrealized gain (loss) on investments	$(0.06)	(0.43)	0.32	(0.22)	(0.03)	(0.41)	0.32	(0.23)
Total from investment operations	$0.11	(0.18)	0.55	(0.16)	0.06	(0.25)	0.48	(0.20)

Less distributions from:
Net investment income	$0.27	0.20	0.23	0.01	0.18	0.13	0.16	0.00	*
Total distributions	$0.27	0.20	0.23	0.01	0.18	0.13	0.16	0.00	*
Net asset value, end of period	$9.61	9.77	10.15	9.83	9.62	9.74	10.12	9.80

Total Return(2): %	1.07	(1.74)	5.73	(1.70)**	0.66	(2.47)	4.98	(2.00	)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$31,765	37,580	76,897	98,109	290,066	328,221	442,268	465,111

Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment(3)(4)%	1.60	1.69	1.75	1.61	2.35	2.44	2.50	2.36
Gross expenses prior to expense reimbursement/ recoupment(3)%	1.60	1.65	1.78	1.61	2.35	2.40	2.53	2.36
Net investment income after expense reimbursement/ recoupment(3)(4)%	2.52	2.26	2.30	1.36	1.77	1.51	1.55	0.61
Portfolio turnover rate %	3	74	60	70	3	74	60	70

	Class C					Class Q
	Six Months Ended November 30,	Year Ended May 31,		November 5, 2001(1) to May 31,		Six Months Ended November 30,	Year Ended May 31,		November 5, 2001(1) to May 31,
	2004	2004	2003	2002		2004	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$9.75	10.12	9.80	10.00		9.78	10.16	9.83	10.00

Income (loss) from investment operations:
Net investment income	$0.12	0.18	0.15	0.03		0.24	0.24	0.31	0.07
Net realized and unrealized gain (loss) on investments	$(0.05)	(0.43)	0.33	(0.23)		(0.14)	(0.40)	0.26	(0.23)
Total from investment operations	$0.07	(0.25)	0.48	(0.20)		0.10	(0.16)	0.57	(0.16)

Less distributions from:
Net investment income	$0.17	0.12	0.16	0.00	*	0.26	0.22	0.24	0.01
Total distributions	$0.17	0.12	0.16	0.00	*	0.26	0.22	0.24	0.01
Net asset value, end of period	$9.65	9.75	10.12	9.80		9.62	9.78	10.16	9.83

Total Return(2): %	0.75	(2.52)	4.99	(2.00	)**	1.02	(1.56)	5.87	(1.70)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$58,230	71,250	139,961	159,563		31	47	58	81

Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment (3)(4)%	2.35	2.44	2.50	2.36		1.60	1.63	1.61	1.45
Gross expenses prior to expense reimbursement/ recoupment(3)%	2.35	2.40	2.53	2.36		1.60	1.59	1.64	1.45
Net investment income after expense reimbursement/ recoupment (3)(4)%	1.77	1.51	1.55	0.69		2.50	2.33	2.42	1.52
Portfolio turnover rate %	3	74	60	70		3	74	60	70

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*      Amount represents less than $0.01 per share.

**   Represents performance beginning on the first day of the Guarantee Period (February 1, 2002). Total return from commencement of offering of shares was (1.60)%, (1.96)%, (1.97)% and (1.60)% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

37

ING PRINCIPAL PROTECTION FUND III (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A						Class B
	Six Months Ended November 30,	Year Ended May 31,			March 5, 2002(1) to May 31,		Six Months Ended November 30,	Year Ended May 31,			March 5, 2002(1) to May 31,
	2004	2004	2003		2002		2004	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$9.90	10.27	10.01		10.00		9.86	10.23	10.00		10.00

Income (loss) from investment operations:
Net investment income	$0.16	0.25	0.21		0.01		0.09	0.16	0.13		0.00	*
Net realized and unrealized gain (loss) on investments	$(0.04)	(0.42)	0.22		0.00	*	(0.01)	(0.40)	0.22		0.00	*
Total from investment operations	$0.12	(0.17)	0.43		0.01		0.08	(0.24)	0.35		0.00	*

Less distributions from:
Net investment income	$0.26	0.20	0.17		—		0.18	0.13	0.12		—
Total distributions	$0.26	0.20	0.17		—		0.18	0.13	0.12		—
Net asset value, end of period	$9.76	9.90	10.27		10.01		9.76	9.86	10.23		10.00

Total Return(2): %	1.20	(1.63)	4.35	***	—	**	0.81	(2.38)	3.51	***	—	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$23,987	29,113	49,652		57,749		234,604	261,098	335,942		347,788

Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment(3)(4)%	1.59	1.68	1.75		0.97		2.34	2.43	2.50		1.72
Gross expenses prior to expense reimbursement/ recoupment(3)%	1.59	1.66	1.77		0.97		2.34	2.41	2.52		1.72
Net investment income after expense reimbursement/ recoupment(3)(4)%	2.42	2.26	2.08		0.85		1.68	1.51	1.33		0.07
Portfolio turnover rate %	10	27	91		—		10	27	91		—

	Class C						Class Q
	Six Months Ended November 30,	Year Ended May 31,			March 5, 2002(1) to May 31,		Six Months Ended November 30,		Year Ended May 31,			March 5, 2002(1) to May 31,
	2004	2004	2003		2002		2004		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$9.88	10.23	10.00		10.00		9.89		10.28	10.02		10.00

Income (loss) from investment operations:
Net investment income	$0.10	0.19	0.13		0.00	*	0.13		0.23	0.22		0.01
Net realized and unrealized gain (loss) on investments	$(0.02)	(0.43)	0.22		0.00	*	0.00	*	(0.40)	0.22		0.01
Total from investment operations	$0.08	(0.24)	0.35		0.00	*	0.13		(0.17)	0.44		0.02

Less distributions from:
Net investment income	$0.17	0.11	0.12		—		0.27		0.22	0.18		—
Total distributions	$0.17	0.11	0.12		—		0.27		0.22	0.18		—
Net asset value, end of period	$9.79	9.88	10.23		10.00		9.75		9.89	10.28		10.02

Total Return(2): %	0.83	(2.37)	3.51	***	—	**	1.27		(1.64)	4.45	***	—	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$35,833	43,018	81,800		90,826		595		588	599		574

Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment(3)(4)%	2.34	2.43	2.50		1.72		1.59		1.62	1.62		0.80
Gross expenses prior to expense reimbursement/ recoupment(3)%	2.34	2.41	2.52		1.72		1.59		1.60	1.63		0.80
Net investment income after expense reimbursement/ recoupment(3)(4)%	1.68	1.51	1.33		0.06		2.44		2.32	2.22		1.02
Portfolio turnover rate %	10	27	91		—		10		27	91		—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share.

**   As of May 31, 2002, the Fund was in its Offering Period. Total return from commencement of offering of shares was 0.10%, 0.00%, 0.00% and 0.20% for Class A, B, C and Q, respectively.

*** Represents performance beginning on the first day of the Guarantee Period (June 6, 2002). Total return for year ended May 31, 2003 was 4.35%, 3.51%, 3.51% and 4.45% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

38

ING PRINCIPAL PROTECTION FUND IV (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		Class A				Class B
		Six Months Ended November 30, 2004	Year Ended May 31, 2004	July 1, 2002(1) to May 31, 2003		Six Months Ended November 30, 2004	Year Ended May 31, 2004	July 1, 2002(1) to May 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period		$10.39	10.52	10.00		10.35	10.47	10.00

Income (loss) from investment operations:
Net investment income		$0.09	0.12	0.09		0.03	0.04	0.03
Net realized and unrealized gain (loss) on investments		$0.12	(0.08)	0.47		0.13	(0.07)	0.46
Total from investment operations		$0.21	0.04	0.56		0.16	(0.03)	0.49

Less distributions from:
Net investment income		$0.13	0.14	0.03		0.04	0.06	0.01
Net realized gains on investments		$0.05	0.03	0.01		0.05	0.03	0.01
Total distributions		$0.18	0.17	0.04		0.08	0.09	0.02
Net asset value, end of period		$10.42	10.39	10.52		10.45	10.35	10.47

Total Return(2):	%	1.94	0.36	5.50	*	1.55	(0.29)	4.89	*

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$42,136	52,094	89,558		446,471	487,343	603,649

Ratios to average net assets:
Expenses(3)%		1.57	1.65	1.61		2.32	2.40	2.36
Net investment income(3)%		1.33	1.08	1.12		0.59	0.33	0.36
Portfolio turnover rate	%	40	75	31		40	75	31

		Class C				Class Q
		Six Months Ended November 30, 2004	Year Ended May 31, 2004	July 1, 2002(1) to May 31, 2003		Six Months Ended November 30, 2004	Year Ended May 31, 2004	July 1, 2002(1) to May 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period		$10.36	10.47	10.00		10.40	10.52	10.00

Income (loss) from investment operations:
Net investment income		$0.04	0.05	0.03		0.07	0.13	0.10
Net realized and unrealized gain (loss) on investments		$0.13	(0.09)	0.46		0.13	(0.07)	0.46
Total from investment operations		$0.17	(0.04)	0.49		0.20	0.06	0.56

Less distributions from:
Net investment income		$0.03	0.04	0.01		0.13	0.15	0.03
Net realized gains on investments		$0.05	0.03	0.01		0.05	0.03	0.01
Total distributions		$0.08	0.07	0.02		0.18	0.18	0.04
Net asset value, end of period		$10.45	10.36	10.47		10.42	10.40	10.52

Total Return(2):	%	1.61	(0.37)	4.90	*	1.90	0.58	5.54	*

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$79,828	98,026	183,228		959	950	1,473

Ratios to average net assets:
Expenses(3)%		2.32	2.40	2.36		1.57	1.59	1.49
Net investment income(3)%		0.58	0.33	0.36		1.36	1.14	1.24
Portfolio turnover rate	%	40	75	31		40	75	31

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

*      Represents performance beginning on the first day of the Guarantee Period (October 8, 2002). Total return from commencement of offering of shares was 5.61%, 4.89%, 4.90% and 5.64% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

39

ING PRINCIPAL PROTECTION FUND V (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		Class A				Class B
		Six Months Ended November 30, 2004	Year Ended May 31, 2004	November 1, 2002(1) to May 31, 2003		Six Months Ended November 30, 2004	Year Ended May 31, 2004	November 1, 2002(1) to May 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period		$10.11	10.41	10.00		10.09	10.38	10.00

Income (loss) from investment operations:
Net investment income		$0.10	0.13	0.05		0.04	0.05	0.01
Net realized and unrealized gain (loss) on investments		$0.10	(0.22)	0.36		0.12	(0.21)	0.37
Total from investment operations		$0.20	(0.09)	0.41		0.16	(0.16)	0.38

Less distributions from:
Net investment income		$0.14	0.14	—		0.06	0.06	—
Net realized gains on investments		$0.35	0.07	—		0.35	0.07	—
Total distributions		$0.49	0.21	—		0.41	0.13	—
Net asset value, end of period		$9.82	10.11	10.41		9.84	10.09	10.38

Total Return(2):	%	1.95	(0.89)	4.10	*	1.59	(1.54)	3.90	*

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$35,893	42,889	74,905		378,149	405,311	496,076

Ratios to average net assets:
Expenses(3)%		1.56	1.67	1.56		2.31	2.42	2.31
Net investment income(3)%		1.46	1.22	1.00		0.72	0.47	0.25
Portfolio turnover rate	%	45	53	12		45	53	12

		Class C
		Six Months Ended November 30, 2004	Year Ended May 31, 2004	November 1, 2002(1) to May 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period		$10.10	10.38	10.00

Income (loss) from investment operations:
Net investment income		$0.05	0.06	0.01
Net realized and unrealized gain (loss) on investments		$0.10	(0.22)	0.37
Total from investment operations		$0.15	(0.16)	0.38

Less distributions from:
Net investment income		$0.04	0.05	—
Net realized gains on investments		$0.35	0.07	—
Total distributions		$0.39	0.12	—
Net asset value, end of period		$9.86	10.10	10.38

Total Return(2):	%	1.51	(1.52)	3.90	*

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$48,351	60,980	106,754

Ratios to average net assets:
Expenses(3)%		2.31	2.42	2.31
Net investment income(3)%		0.70	0.47	0.25
Portfolio turnover rate	%	45	53	12

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

*      Represents performance beginning on the first day of the Guarantee Period (January 23, 2003). Total return from commencement of offering of shares is 4.10%, 3.80% and 3.80% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

40

ING PRINCIPAL PROTECTION FUND VI (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		Class A				Class B
		Six Months Ended November 30, 2004	Year Ended May 31, 2004	February 3, 2003(1) to May 31, 2003		Six Months Ended November 30, 2004	Year Ended May 31, 2004	February 3, 2003(1) to May 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period		$10.08	10.31	10.00		10.06	10.30	10.00

Income (loss) from investment operations:
Net investment income		$0.09	0.13	0.01		0.04	0.05	0.00	*
Net realized and unrealized gain (loss) on investments		$0.09	(0.23)	0.30		0.09	(0.22)	0.30
Total from investment operations		$0.18	(0.10)	0.31		0.13	(0.17)	0.30

Less distributions from:
Net investment income		$0.14	0.10	—		0.06	0.04	—
Net realized gains on investments		$0.33	0.03	—		0.33	0.03	—
Total distributions		$0.47	0.13	—		0.39	0.07	—
Net asset value, end of period		$9.79	10.08	10.31		9.80	10.06	10.30

Total Return(2):	%	1.73	(1.01)	3.10	**	1.25	(1.70)	3.10	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$36,599	43,443	63,460		343,559	372,323	444,549

Ratios to average net assets:
Expenses(3)%		1.58	1.67	1.41		2.33	2.42	2.16
Net investment income (loss)(3)%		1.45	1.19	0.59		0.71	0.44	(0.16)
Portfolio turnover rate	%	54	44	3		54	44	3

		Class C				Class Q
		Six Months Ended November 30, 2004	Year Ended May 31, 2004	February 3, 2003(1) to May 31, 2003		Six Months Ended November 30, 2004	Year Ended May 31, 2004	February 3, 2003(1) to May 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period		$10.06	10.30	10.00		10.09	10.33	10.00

Income (loss) from investment operations:
Net investment income		$0.05	0.05	0.00	*	0.08	0.13	0.01
Net realized and unrealized gain (loss) on investments		$0.09	(0.22)	0.30		0.10	(0.23)	0.32
Total from investment operations		$0.14	(0.17)	0.30		0.18	(0.10)	0.33

Less distributions from:
Net investment income		$0.04	0.04	—		0.15	0.11	—
Net realized gains on investments		$0.33	0.03	—		0.33	0.03	—
Total distributions		$0.37	0.07	—		0.48	0.14	—
Net asset value, end of period		$9.83	10.06	10.30		9.79	10.09	10.33

Total Return(2):	%	1.35	(1.72)	3.00	**	1.67	(0.98)	3.20	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$51,319	65,269	102,047		286	302	304

Ratios to average net assets:
Expenses(3)%		2.33	2.42	2.19		1.58	1.61	1.35
Net investment income (loss)(3)%		0.69	0.44	(0.13)		1.46	1.24	0.81
Portfolio turnover rate	%	54	44	3		54	44	3

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

*                 Amount represents less than $0.01 per share.

**          Represents performance beginning on the first day of the Guarantee Period (April 24, 2003). Total return from commencement of offering of shares was 3.10%, 3.00%, 3.00% and 3.30% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

41

ING PRINCIPAL PROTECTION FUND VII (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A					Class B
	Six Months Ended November 30, 2004	Year Ended May 31, 2004		May 1, 2003(1) to May 31, 2003		Six Months Ended November 30, 2004	Year Ended May 31, 2004		May 1, 2003(1) to May 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period	$9.88	10.00		10.00		9.93	10.00		10.00

Income (loss) from investment operations:
Net investment income	$0.09	0.13		0.00	*	0.04	0.07		0.00	*
Net realized and unrealized gain (loss) on investments	$0.12	(0.08)		0.00	*	0.13	(0.09)		0.00	*
Total from investment operations	$0.21	0.05		0.00	*	0.17	(0.02)		0.00	*

Less distributions from:
Net investment income	$0.16	0.17		—		0.08	0.05		—
Net realized gains on investments	$0.15	—		—		0.15			—
Total distributions	$0.31	0.17		—		0.23	0.05		—
Net asset value, end of period	$9.78	9.88		10.00		9.87	9.93		10.00

Total Return(2): %	2.09	0.52	***	—	**	1.74	(0.21	)***	—	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$17,478	21,805		11,028		170,879	182,112		92,014

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.35	0.99		0.88		2.10	1.74		1.60
Gross expenses prior to expense reimbursement (3)%	1.61	1.72		0.88		2.36	2.47		1.60
Net investment income (loss) after expense reimbursement(3)(4)%	1.44	1.51		0.09		0.70	0.76		(0.63)
Portfolio turnover rate %	19	91		—		19	91		—

	Class C
	Six Months Ended November 30, 2004	Year Ended May 31, 2004		May 1, 2003(1) to May 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period	$9.90	10.00		10.00

Income (loss) from investment operations:
Net investment income	$0.05	0.07		0.00	*
Net realized and unrealized gain (loss) on investments	$0.12	(0.09)		0.00	*
Total from investment operations	$0.17	(0.02)		0.00	*

Less distributions from:
Net investment income	$0.06	0.08		—
Net realized gains on investments	$0.15			—
Total distributions	$0.21	0.08		—
Net asset value, end of period	$9.86	9.90		10.00

Total Return(2): %	1.73	(0.24	)***	—	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$33,205	44,390		19,903

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.10	1.74		1.60
Gross expenses prior to expense reimbursement(3)%	2.36	2.47		1.60
Net investment income (loss) after expense reimbursement(3)(4)%	0.68	0.76		(0.64)
Portfolio turnover rate %	19	91		—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*      Amount represents less than $0.01 per share.

**   As of May 31, 2003, the Fund was in its Offering Period. Total return from commencement of offering of shares was 0.00%, 0.00% and 0.00% for Class A, B and C, respectively.

*** Represents performance beginning on the first day of Guarantee Period (June 30, 2003). Total return for the year ended May 31, 2004 was 0.69%, (0.02)% and (0.05)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

42

ING PRINCIPAL PROTECTION FUND VIII (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A		Class B			Class C
	Six Months Ended November 30, 2004	October 1, 2003(1) to May 31, 2004	Six Months Ended November 30, 2004	October 1, 2003(1) to May 31, 2004		Six Months Ended November 30, 2004	October 1, 2003(1) to May 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$9.95	10.00	9.91	10.00		9.91	10.00

Income (loss) from investment operations:
Net investment income	$0.10	0.06	0.05	0.02		0.05	0.02
Net realized and unrealized loss on investments	$0.11	(0.10)	0.72	(0.10)		0.12	(0.10)
Total from investment operations	$0.21	(0.04)	0.17	(0.08)		0.17	(0.08)

Less distributions from:
Net investment income	$0.18	0.01	0.09	0.01		0.09	0.01
Net realized gains on investments	$0.10		0.10			0.10
Total distributions	$0.28		0.19			0.19
Net asset value, end of period	$9.88	9.95	9.89	9.91		9.89	9.91

Total Return(2): %	2.08	(0.45)*	1.71	(0.85	)*	1.77	(0.85	)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,331	22,336	98,401	105,448		29,743	33,289

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.51	1.51	2.26	2.12	(5)	2.26	2.12	(5)
Gross expenses prior to expense reimbursement(3)%	1.51	1.54	2.26	2.29		2.26	2.29
Net investment income after expense reimbursement(3)(4)%	1.67	0.96	0.93	0.39	(5)	0.93	0.39	(5)
Portfolio turnover rate %	47	42	47	42		47	42

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

(5) ING Funds Distributor, LLC voluntarily waived 0.75% of distribution fees on Classes B and C from October 1, 2003 through December 23, 2003.

*      Represents performance beginning on the first day of the Guarantee Period (December 23, 2003). Total return from commencement of offering of shares was (0.45)%, (0.85)% and (0.85)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

43

ING PRINCIPAL PROTECTION FUND IX (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A		Class B			Class C
	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004		Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$9.92	10.00	9.91	10.00		9.91	10.00

Income (loss) from investment operations:
Net investment income	$0.10	0.02	0.05	0.01		0.05	0.01
Net realized and unrealized loss on investments	$0.15	(0.10)	0.15	(0.10)		0.15	(0.10)
Total from investment operations	$0.24	(0.08)	0.20	(0.09)		0.20	(0.09)

Less distributions from:
Net investment income	$0.14	—	0.08	—		0.08	—
Net realized gain on investments	$0.03		0.03			0.03
Total distributions	$0.17		0.11			0.11
Net asset value, end of period	$9.99	9.92	10.00	9.91		10.00	9.91

Total Return(2): %	2.43	(0.80)*	2.02	(0.90	)*	1.99	(0.90	)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$17,308	20,081	62,145	66,636		19,221	21,753

Ratios to average net assets:
Net expenses after expense reimbursement (3)(4)%	1.75	1.30	2.50	1.74	(5)	2.50	1.74	(5)
Gross expenses prior to expense reimbursement(3)%	1.72	1.56	2.47	2.36		2.47	2.36
Net investment income after expense reimbursement (3)(4)%	1.63	0.77	0.89	0.37	(5)	0.89	0.37	(5)
Portfolio turnover rate %	42	4	42	4		42	4

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

(5) ING Fund Distributor, LLC voluntarily waived 0.75% of distribution fees on Class B and Class C of Principal Protection IX from February 2, 2004 through April 22, 2004.

*               Represents performance beginning on the first day of the Guarantee Period (April 22, 2004). Total return from commencement of offering of shares was (0.50)%, (0.60)% and (0.60)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

44

ING PRINCIPAL PROTECTION FUND X (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A				Class B				Class C
	Six Months Ended November 30, 2004		May 3, 2004(1) to May 31, 2004		Six Months Ended November 30, 2004		May 3, 2004(1) to May 31, 2004		Six Months Ended November 30, 2004		May 3, 2004(1) to May 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00		10.00		10.00		10.00		10.00

Income (loss) from investment operations:
Net investment income	$0.04		0.00	*	0.02		0.00	*	0.02		0.00	*
Net realized and unrealized gain (loss) on investments	$0.21		0.00	*	0.20		0.00	*	0.21		0.00	*
Total from investment operations	$0.25		0.00	*	0.22		0.00	*	0.22		0.00	*

Less distributions from:
Net investment income	$0.07		—		0.04		—		0.04		—
Net realized gains on investments	$0.03				0.03				0.03
Total distributions	$0.10				0.07				0.07
Net asset value, end of period	$10.15		10.00		10.15		10.00		10.15		10.00

Total Return(2): %	2.46	***	—	**	2.20	***	—	**	2.22	***	—	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$15,826		5,047		44,242		12,477		13,607		1,825

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.72		0.93		2.22		1.68		2.28		1.68
Gross expenses prior to expense reimbursement(3)%	1.87		2.27		2.36		3.02		2.44		3.02
Net investment loss after expense reimbursement(3)(4)%	0.95		(0.01)		0.42		(0.75)		0.44		(0.77)
Portfolio turnover rate %	38		—		38		—		38		—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*                      Amount represents less than $0.01 per share.

**               As of May 31, 2004, the Fund was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (August 17, 2004). Total return from commencement of offering of shares was 0.00%, 0.00% and 0.00% for Class A, B and C, respectively.

***        Represents performance beginning on the first day of the Guarantee Period (August 17, 2004). Total return for the six months ended November 30, 2004 was 2.46%, 2.20% and 2.22% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

45

ING PRINCIPAL PROTECTION FUND XI (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		Class A	Class B		Class C
		August 16, 2004(1) to November 30, 2004	August 16, 2004(1) to November 30, 2004		August 16, 2004(1) to November 30, 2004

Per Share Operating Performance:
Net asset value, beginning of period		$10.00	10.00		10.00

Income (loss) from investment operations:
Net investment income		$0.01	0.00	*	0.00	*
Net realized and unrealized gain (loss) on investments		$(0.12)	(0.12)		(0.12)
Total from investment operations		$(0.11)	(0.12)		(0.12)

Less distributions from:
Net investment income		$0.04	0.03		0.03
Net asset value, end of period		$9.85	9.85		9.85

Total Return(2):	%	(1.60)**	(1.50	)**	(1.50	)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$9,723	29,337		7,584

Ratios to average net assets:
Expenses(3)%		1.24	1.99		1.99
Net investment loss(3)%		0.83	0.07		0.08
Portfolio turnover rate	%	0	0		0

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

*            Amount represents less than $0.01 per share.

**     Represents performance beginning on the first day of the Guarantee Period (November 18, 2004). Total return from commencement of offering of shares was (1.50)%, (1.50)% and (1.50)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

46

ING PRINCIPAL PROTECTION FUND XII (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		Class A		Class B		Class C
		November 15, 2004(1) to November 30, 2004		November 15, 2004(1) to November 30, 2004		November 15, 2004(1) to November 30, 2004

Per Share Operating Performance:
Net asset value, beginning of period		$10.00		10.00		10.00

Income (loss) from investment operations:
Net investment income		$0.00	*	0.00	*	0.00	*
Net realized and unrealized gain (loss) on investments		$0.00	*	0.00	*	0.00	*
Total from investment operations		$0.00	*	0.00	*	0.00	*

Less distributions from:
Net investment income		$—		—		—
Net asset value, end of period		$10.00		10.00		10.00

Total Return(2):	%	—	**	—	**	—	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$129		1,461		186

Ratios to average net assets:
Expenses(3)%		1.25		1.90		1.90
Net investment loss(3)%		(0.39)		(1.08)		(0.85)
Portfolio turnover rate	%	—		—		—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

*               Amount represents less than $0.01 per share.

**        As of November 30, 2004, the Fund was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (February 16, 2005). Total return from commencement of offering of shares was 0.00%, 0.00% and 0.00% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

47

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Principal Protection Funds are part of the ING Equity Trust (“IET”), which is an open-end investment management company registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended.

IET is a Massachusetts business trust organized on June 12, 1998 with twenty-three separate funds. Twelve of the Funds included in this report are: ING Principal Protection Fund (“Principal Protection” or “PPF”), ING Principal Protection Fund II (“Principal Protection II” or “PPF II”), ING Principal Protection Fund III (“Principal Protection III” or “PPF III”), ING Principal Protection Fund IV (“Principal Protection IV” or “PPF IV”), ING Principal Protection Fund V (“Principal Protection V” or “PPF V”), ING Principal Protection Fund VI (“Principal Protection VI” or “PPF VI”), ING Principal Protection Fund VII (“Principal Protection VII” or “PPF VII”), ING Principal Protection VIII (“Principal Protection VIII” or “PPF VIII”), ING Principal Protection IX (“Principal Protection IX” or “PPF IX”), ING Principal Protection X (“Principal Protection X” or “PPF X”), ING Principal Protection XI (“Principal Protection XI” or “PPFXI”), and ING Principal Protection XII (“Principal Protection XII” or “PPFXII”), (each a “Fund”; collectively the “Funds”).

Each Fund has an Offering Period, a Guarantee Period and an Index Plus LargeCap Period. Shares of each Fund will be offered during the Offering Period but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. Each Fund will be offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period. During the Guarantee Period, each Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. Each Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder’s investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. Each Fund’s Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation (“MBIA”), a monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of its average daily net assets during the guarantee period. During the Index Plus LargeCap Period, which will commence immediately following the Guarantee Period, the Fund seeks to outperform the total return performance of the S&P 500 Index, while maintaining a risk profile consistent with the Index.

The following table presents the time periods for each Fund’s three phases:

	Offering Period	Guarantee Period	Commencement of Index Plus LargeCap

PPF	07/05/01 – 10/11/01	10/12/01 – 10/11/06	10/12/06
PPF II	11/05/01 –01/31/02	02/01/02 – 01/31/07	02/01/07
PPF III	03/01/02 – 05/30/02*	06/06/02 – 06/05/07	06/06/07
PPF IV	07/01/02 – 09/30/02*	10/08/02 – 10/08/07	10/09/07
PPF V	11/01/02 – 01/15/03*	01/23/03 – 01/22/08	01/23/08
PPF VI	02/03/03 – 04/15/03*	04/24/03 – 04/23/08	04/24/08
PPF VII	05/01/03 – 06/24/03*	06/30/03 – 06/26/08	06/27/08
PPF VIII	10/01/03 – 12/15/03*	12/23/03 – 12/22/08	12/23/08
PPF IX	02/02/04 – 04/15/04*	04/22/04 – 04/21/09	04/22/09
PPF X	05/03/04 – 08/09/04*	08/17/04 – 08/14/09	08/15/09
PPF XI	08/16/04 – 11/11/04*	11/18/04 – 11/18/09	11/19/09
PPF XII	11/15/04 – 02/09/05*	02/16/05 – 02/16/10	02/17/10

*  A Quiet Period between the Offering Period and the Guarantee Period where new deposits are not accepted and the assets will remain invested in short term instruments.

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Funds and earn income and realized gains/losses from the Funds pro rata based on the average daily net assets of each class, without distinction between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.                Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale

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price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund’s Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund’s net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.                  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C.                  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)               Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)               Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

49

For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.                                  Foreign Currency Transactions and Futures Contracts. The Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.                                    Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund pays dividends and capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.                                    Federal Income Taxes. It is the policy of the Funds to comply with the requirements of the subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax or provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.                                   Organization Expenses and Offering Costs. Costs incurred with the organization of the Funds were expensed as incurred. Costs incurred with the offering of shares of the Funds are deferred and amortized over a twelve-month period starting on the first day of the Guarantee Period on a straight-line basis.

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H.                                  Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

I.                                       Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

J.                                      Illiquid and Restricted Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended November 30, 2004, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
PPF	$11,901,780	$11,127,797
PPF II	10,731,648	9,871,933
PPF III	22,016,701	11,688,494
PPF IV	141,986,403	158,690,513
PPF V	100,149,715	206,560,516
PPF VI	120,186,582	168,738,767
PPF VII	27,838,163	34,746,788
PPF VIII	42,775,139	47,097,869
PPF IX	25,537,723	31,083,643
PPF X	33,726,073	9,510,804
PPF XI	14,731,325	—

U.S. Government securities not included above were as follows:

	Purchases	Sales
PPF	$—	$49,968,223
PPF II	—	65,587,300
PPF III	8,100,145	63,937,423
PPF IV	99,364,104	167,217,516
PPF V	119,299,640	71,778,624
PPF VI	123,810,199	136,904,935
PPF VII	15,945,400	42,217,980
PPF VIII	29,663,485	42,977,891
PPF IX	18,796,493	25,760,171
PPF X	54,406,130	7,191,652
PPF XI	31,798,160	—

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into an Investment Management Agreement with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund. The fee for each Fund is 0.25% during its Offering Period and 0.60% during its Index Plus LargeCap Period. For PPF – PPF VII, the fee during the Guarantee Period is 0.80%. During the Guarantee Period for PPF VIII – PPF XII, the maximum fee is 0.80% on the Equity Component and 0.55% on both the Fixed Component and Exchange Traded Fund (“ETF”) Strategy Component of the average daily net assets.

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From June 30, 2003 through April 30, 2004, the Investment Manager waived 0.80% of its fees for PPF VII. Beginning May 1, 2004, the Investment Manager began receiving a portion of its Investment Management fees.

ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.,) a registered investment advisor, serves as Sub-Adviser to the Funds.

ING Funds Services, LLC (the “Administrator”), serves as administrator to each Fund. The Funds compensate the Administrator with a fee calculated at an annual rate of 0.10% of each Fund’s average daily net assets.

The Investment Manager, Sub-Adviser, Administrator and Distributor are indirect wholly-owned subsidiaries of ING Groep N.V., a global financial institution active in the fields of banking, insurance and asset management.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Funds has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor”) is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

	Class A	Class B	Class C	Class Q
PPF	0.25%	1.00%	1.00%	0.25%
PPF II	0.25%	1.00%	1.00%	0.25%
PPF III	0.25%	1.00%	1.00%	0.25%
PPF IV	0.25%	1.00%	1.00%	0.25%
PPF V	0.25%	1.00%	1.00%	N/A
PPF VI	0.25%	1.00%	1.00%	0.25%
PPF VII	0.25%	1.00%	1.00%	N/A
PPF VIII	0.25%	1.00%	1.00%	N/A
PPF IX	0.25%	1.00%	1.00%	N/A
PPF X	0.25%	1.00%	1.00%	N/A
PPF XI	0.25%	1.00%	1.00%	N/A
PPF XII	0.25%	1.00%	1.00%	N/A

From October 1, 2003 through December 23, 2003, the Distributor voluntarily waived 0.75% of Distribution and Service fees on Class B and Class C of Principal Protection VIII. From February 2, 2004 through April 22, 2004, the Distributor voluntarily waived 0.75% of Distribution and Service fees on Class B and Class C of Principal Protection IX.

For the six months ended November 30, 2004, the Distributor retained the following amounts in sales charges:

	Class A Shares	Class B Shares	Class C Shares	Class Q Shares
Initial Sales Charges	$117,201	N/A	N/A	N/A
Contingent Deferred Sales Charges	$995	—	$252	N/A

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2004, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Payable to Adviser for Recoupment	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
PPF	$177,660	$120,003	$22,206	$207,137	$527,006
PPF II	254,036	—	31,751	297,581	583,368
PPF III	196,718	—	24,588	230,487	451,793
PPF IV	379,621	—	47,449	447,301	874,371
PPF V	308,847	—	38,603	363,193	710,643
PPF VI	288,699	—	36,085	337,747	662,531
PPF VII	147,697	—	18,461	173,548	339,706
PPF VIII	76,071	—	12,355	111,514	199,940
PPF IX	52,106	12,546	8,293	71,975	144,920
PPF X	38,681	10,000	6,092	51,123	105,896
PPF XI	15,066	—	3,620	30,473	49,159
PPF XII	256	—	28	269	553

The Funds have adopted a Retirement Policy covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this

52

plan are based on an annual rate as defined in the plan agreement.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At November 30, 2004, the Funds had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

	Payable For Guarantee Fees		Payable For Transfer Agent Fees

PPF	$73,286	PPF	$116,123
PPF II	104,789	PPF III	66,960
PPF III	81,147	PPF IV	108,550
PPF IV	156,599	PPF VII	44,911
PPF V	127,401	PPF IX	39,500
PPF VII	60,926
PPF IX	27,371
PPF X	20,106

	Payable for Organization and Offering Fees		Payable for Professional Fees
PPF IX	$86,692	PPF IX	$27,623
PPF X	71,569
PPF XI	109,007

Payable for Shareholder Reporting Expense
PPF	$129,852
PPF II	119,876
PPF III	72,675
PPF VII	63,974
PPF IX	31,165

NOTE 8 — EXPENSE LIMITATIONS

ING Investments entered into a written Expense Limitation Agreement with each of the Funds whereby, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class A	Class B	Class C	Class Q
PPF	1.75%	2.50%	2.50%	1.75%
PPF II	1.75%	2.50%	2.50%	1.75%
PPF III	1.75%	2.50%	2.50%	1.75%
PPF IV	1.75%	2.50%	2.50%	1.75%
PPF V	1.75%	2.50%	2.50%	N/A
PPF VI	1.75%	2.50%	2.50%	1.75%
PPF VII(1)	1.75%	2.50%	2.50%	N/A
PPF VIII	1.75%	2.50%	2.50%	N/A
PPF IX	1.75%	2.50%	2.50%	N/A
PPF X	1.75%	2.50%	2.50%	N/A
PPF XI	1.75%	2.50%	2.50%	N/A
PPF XII	1.75%	2.50%	2.50%	N/A

(1)        The Expense Limitation Agreement for PPF VII was modified May 1, 2004 into a tier structure based on the percentage of assets in the Equity Component. Under this tier structure, the Investment Manager will limit expenses to a maximum of 1.75%, 2.50% and 2.50% for Classes A, B and C, respectively, excluding expenses such as interest, taxes, brokerage and extraordinary expenses. The actual expense limitation rates from May 31, 2004 to November 30, 2004 were 1.35%, 2.10% and 2.10% for Classes A, B and C, respectively.

The Investment Manager may at a later date recoup from a Fund for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, that Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for each Fund. Outstanding reimbursement balances due to the Funds, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

As of November 30, 2004, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:.

	November 30,
	2005	2006	2007	Total
PPF	$274,859	—	$—	$274,859
PPF VII	—	—	312,215	312,215
PPF IX	—	—	48,423	48,423

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. At November 30, 2004, the Funds did not have any loans outstanding under the line of credit.

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NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004

Principal Protection Fund (Number of Shares)
Dividends reinvested	49,672	62,521	269,163	279,376	31,671	46,877	1,262	1,657
Shares redeemed	(483,691)	(2,255,672)	(2,987,620)	(8,475,812)	(1,057,688)	(4,032,857)	(10,717)	(103,130)
Net decrease in shares outstanding	(434,019)	(2,193,151)	(2,718,457)	(8,196,436)	(1,026,017)	(3,985,980)	(9,455)	(101,473)

Principal Protection Fund ($)
Dividends reinvested	$488,774	$49,672	$2,651,252	$2,779,804	$312,912	$466,898	$12,458	$16,522
Shares redeemed	(4,833,454)	(22,766,805)	(29,678,740)	(85,181,330)	(10,519,489)	(40,540,710)	(107,351)	(1,042,621)
Net decrease	$(4,344,680)	$(22,717,133)	$(27,027,488)	$(82,401,526)	$(10,206,577)	$(40,073,812)	$(94,893)	$(1,026,099)

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004

Principal Protection Fund II (Number of Shares)
Dividends reinvested	70,514	97,596	435,167	403,691	71,657	82,101	85	105
Shares redeemed	(610,589)	(3,829,487)	(3,982,284)	(10,422,755)	(1,339,550)	(6,613,575)	(1,613)	(1,025)
Net decrease in shares outstanding	(540,075)	(3,731,891)	(3,547,117)	(10,019,064)	(1,267,893)	(6,531,474)	(1,528)	(920)

Principal Protection Fund II ($)
Dividends reinvested	$680,470	$956,440	$4,203,704	$3,960,223	$693,642	$806,212	$820	$1,033
Shares redeemed	(5,992,309)	(38,008,278)	(38,938,411)	(103,152,786)	(13,127,434)	(65,553,861)	(15,840)	(10,439)
Net decrease	$(5,311,839)	$(37,051,838)	$(34,734,707)	$(99,192,563)	$(12,433,792)	$(64,747,649)	$(15,020)	$(9,406)

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004

Principal Protection Fund III (Number of Shares)
Dividends reinvested	54,990	70,392	350,147	309,859	43,326	40,366	1,522	1,226
Shares redeemed	(538,781)	(1,964,837)	(2,802,322)	(6,666,799)	(737,913)	(3,681,856)	—	—
Net decrease in shares outstanding	(483,791)	(1,894,445)	(2,452,175)	(6,356,940)	(694,587)	(3,641,490)	1,522	1,226
Principal Protection Fund III ($)
Dividends reinvested	$538,903	$698,989	$3,434,937	$3,076,937	$426,334	$401,636	$14,906	$12,156
Shares redeemed	(5,370,069)	(19,781,296)	(27,758,364)	(66,780,710)	(7,317,894)	(37,017,924)	—	—
Net decrease	$(4,831,166)	$(19,082,307)	$(24,323,427)	$(63,703,773)	$(6,891,560)	$(36,616,288)	$14,906	$12,156

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004

Principal Protection Fund IV (Number of Shares)
Dividends reinvested	54,624	85,420	307,311	379,544	38,575	60,931	1,520	1,695
Shares redeemed	(1,023,772)	(3,588,838)	(4,540,793)	(10,943,351)	(1,855,555)	(8,099,131)	(866)	(50,269)
Net increase (decrease) in shares outstanding	(969,148)	(3,503,418)	(4,233,482)	(10,563,807)	(1,816,980)	(8,038,200)	654	(48,574)

Principal Protection Fund IV ($)
Dividends reinvested	$571,505	$876,255	$3,220,622	$3,894,121	$405,028	$625,532	$15,915	$17,391
Shares redeemed	(10,720,913)	(37,594,082)	(47,207,441)	(113,922,982)	(19,299,924)	(84,331,915)	(9,000)	(521,804)
Net increase (decrease)	$(10,149,408)	$(36,717,827)	$(43,986,819)	$(110,028,861)	$(18,894,896)	$(83,706,383)	$6,915	$(504,413)

54

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004

Principal Protection Fund V (Number of Shares)
Dividends reinvested	160,677	112,825	1,385,762	520,030	146,148	81,204	—	—
Shares redeemed	(745,539)	(3,066,422)	(3,099,337)	(8,170,839)	(1,281,051)	(4,329,176)	—	(13,824)
Net increase (decrease) in shares outstanding	(584,862)	(2,953,597)	(1,713,575)	(7,650,809)	(1,134,903)	(4,247,972)	—	(13,824)

Principal Protection Fund V ($)
Dividends reinvested	$1,585,875	$1,133,886	$13,705,190	$5,236,695	$1,448,330	$817,723	$—	$—
Shares redeemed	(7,600,704)	(31,425,959)	(31,399,544)	(83,486,312)	(12,984,538)	(44,284,992)	—	(143,828)
Net increase (decrease)	$(6,014,829)	$(30,292,073)	$(17,694,354)	$(78,249,617)	$(11,536,208)	$(43,467,269)	$—	$(143,828)

	Class A Shares		Class B Shares		Class C Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004

Principal Protection Fund VI (Number of Shares)
Dividends reinvested	146,847	59,009	1,171,582	232,991	138,182	40,979	1,334	406
Shares redeemed	(716,574)	(1,903,216)	(3,145,014)	(6,380,073)	(1,403,283)	(3,461,259)	(1,978)	—
Net increase (decrease) in shares outstanding	(569,727)	(1,844,207)	(1,973,432)	(6,147,082)	(1,265,101)	(3,420,280)	(644)	406

Principal Protection Fund VI ($)
Dividends reinvested	$1,447,922	$591,859	$11,563,979	$2,339,231	$1,367,998	$411,432	$13,156	$4,099
Shares redeemed	(7,263,882)	(19,429,994)	(31,757,749)	(64,953,503)	(14,168,396)	(35,246,415)	(20,000)	—
Net increase (decrease)	$(5,815,960)	$(18,838,135)	$(20,193,770)	$(62,614,272)	$(12,800,398)	$(34,834,983)	$(6,844)	$4,099

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004

Principal Protection Fund VII (Number of Shares)
Shares sold	—	2,083,874	—	11,662,174	—	4,123,160
Dividends reinvested	47,944	44,585	353,912	86,623	49,842	29,507
Shares redeemed	(468,273)	(1,023,987)	(1,378,124)	(2,609,291)	(1,166,076)	(1,659,767)
Net increase in shares outstanding	(420,329)	1,104,472	(1,024,212)	9,139,506	(1,116,234)	2,492,900

Principal Protection Fund VII ($)
Shares sold	$—	$20,838,011	$—	$116,620,846	$—	$41,230,905
Dividends reinvested	472,258	436,037	3,517,887	854,800	494,931	290,348
Shares redeemed	(4,658,472)	(10,221,967)	(13,776,526)	(26,156,354)	(11,603,633)	(16,520,392)
Net increase	$(4,186,214)	$11,052,081	$(10,258,639)	$91,319,292	$(11,108,702)	$25,000,861

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	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	October 1, 2003(1) to May 31, 2004	Six Months Ended November 30, 2004	October 1, 2003(1) to May 31, 2004	Six Months Ended November 30, 2004	October 1, 2003(1) to May 31, 2004

Principal Protection Fund VIII (Number of Shares)
Shares sold	—	2,708,122	—	11,208,345	—	3,668,221
Dividends reinvested	42,409	1,516	158,647	6,815	33,549	1,616
Shares redeemed	(331,065)	(463,935)	(849,809)	(577,778)	(386,617)	(311,236)
Net increase in shares outstanding	(288,656)	2,245,703	(691,162)	10,637,382	(353,068)	3,358,601

Principal Protection Fund VIII ($)
Shares sold	$—	$27,077,722	$—	$112,063,568	$—	$36,674,965
Dividends reinvested	422,391	15,221	1,583,297	68,535	334,822	16,218
Shares redeemed	(3,323,514)	(4,696,020)	(8,516,814)	(5,829,267)	(3,881,136)	(3,138,748)
Net increase	$(2,901,123)	$22,396,923	$(6,933,517)	$106,302,836	$(3,546,314)	$33,552,435

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004

Principal Protection Fund IX (Number of Shares)
Shares sold	—	2,043,715	—	6,785,067	—	2,218,307
Dividends reinvested	20,485	—	60,706	—	13,569	—
Shares redeemed	(311,573)	(19,733)	(568,073)	(59,012)	(286,562)	(24,194)
Net increase in shares outstanding	(291,088)	2,023,982	(507,367)	6,726,055	(272,993)	2,194,113

Principal Protection Fund IX ($)
Shares sold	$—	$20,437,156	$—	$67,850,682	$—	$22,183,082
Dividends reinvested	206,282	—	612,520	—	136,910	—
Shares redeemed	(3,126,006)	(197,373)	(5,730,514)	(587,944)	(2,875,844)	(239,965)
Net increase	$(2,919,724)	$20,239,783	$(5,117,994)	$67,262,738	$(2,738,934)	$21,943,117

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	May 3, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	May 3, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	May 3, 2004(1) to May 31, 2004

Principal Protection Fund X (Number of Shares)
Shares sold	1,089,013	460,824	3,209,038	1,216,466	1,183,012	185,618
Dividends reinvested	13,562	—	26,227	—	5,366	—
Shares redeemed	(47,870)	(28)	(125,044)	(298)	(30,310)	—
Net increase in shares outstanding	1,054,705	460,796	3,110,221	1,216,168	1,158,068	185,618

Principal Protection Fund X ($)
Shares sold	$10,890,199	$4,608,253	$32,090,469	$12,164,658	$11,830,953	$1,856,179
Dividends reinvested	138,874	—	268,560	—	54,950	—
Shares redeemed	(484,685)	(285)	(1,268,490)	(2,981)	(304,147)	—
Net increase	$10,544,388	$4,607,968	$31,090,539	$12,161,677	$11,581,756	$1,856,179

(1) Commencement of operations.

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	Class A Shares	Class B Shares	Class C Shares
	August 16, 2004(1) to November 30, 2004	August 16, 2004(1) to November 30, 2004	August 16, 2004(1) to November 30, 2004

Principal Protection Fund XI (Number of Shares)
Shares sold	1,017,250	2,997,223	768,805
Dividends reinvested	3,170	6,646	1,245
Shares redeemed	(33,752)	(26,106)	—
Net increase in shares outstanding	986,668	2,977,763	770,050

Principal Protection Fund XI ($)
Shares sold	$10,175,414	$29,972,215	$7,688,026
Dividends reinvested	31,603	66,257	12,411
Shares redeemed	(337,181)	(260,417)	—
Net increase	$9,869,836	$29,778,055	$7,700,437

	Class A Shares	Class B Shares	Class C Shares
	November 15, 2004(1) to November 30, 2004	November 15, 2004(1) to November 30, 2004	November 15, 2004(1) to November 30, 2004

Principal Protection Fund XII (Number of Shares)
Shares sold	12,927	146,094	18,622
Dividends reinvested	—	—	—
Shares redeemed	—	—	—
Net increase in shares outstanding	12,927	146,094	18,622

Principal Protection Fund XII ($)
Shares sold	$129,273	$1,460,944	$186,217
Dividends reinvested	—	—	—
Shares redeemed	—	—	—
Net increase	$129,273	$1,460,944	$186,217

(1) Commencement of operations.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, organizational and offering expenses, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders were as follows:

	Six Months Ended November 30, 2004
	Ordinary Income	Long-term Capital Gains
PPF	$4,411,200	$—
PPF II	7,426,586	—
PPF III	5,578,324	—
PPF IV	2,663,253	2,550,224
PPF V	3,066,157	15,890,935
PPF VI	2,839,116	13,977,806
PPF VII	1,907,902	3,353,252
PPF VIII	1,440,332	1,538,919
PPF IX	903,753	288,785
PPF X	333,272	222,395
PPF XI	131,765	—

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	Year Ended May 31, 2004
	Ordinary Income	Long-term Capital Gains
Principal Protection	$4,941,594	$—
Principal Protection II	7,764,797	—
Principal Protection III	5,409,645	—
Principal Protection IV	6,816,803	29,479
Principal Protection V	8,244,107	—
Principal Protection VI	3,944,609	—
Principal Protection VII	1,906,632	—
Principal Protection VIII	126,191	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2004:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Appreciation (Depreciation)	Post-October Capital Losses Deferred	Unrealized Loss Carryforwards	Capital Expiration Dates
Principal Protection	$1,573,337	$—	$10,757,549	$—	$(14,011,387)	2011
Principal Protection II	3,073,676	—	14,730,582	—	(31,774,803)	2011
Principal Protection III	2,408,613	—	14,040,216	—	(20,323,598)	2011
Principal Protection IV	1,281,396	1,584,238	29,643,246	—	—	—
Principal Protection V	9,186,833	4,437,054	(4,482,834)	—	—	—
Principal Protection VI	11,066,732	1,319,197	(6,631,429)	—	—	—
Principal Protection VII	2,340,463	2,752	(3,784,073)	—	—	—
Principal Protection VIII	1,325,297	796	(2,342,164)	—	—	—
Principal Protection IX	220,274	—	(1,014,929)	(9,848)	—	—
Principal Protection X	2,363	—	758	—	—	—

NOTE 12 — LITIGATION

Lawsuits have been filed by certain shareholders on behalf of Principal Protection, Principal Protection II, and Principal Protection IV (the “Funds”) against ING Investments, LLC, the Funds’ Investment Manager, ING IM, the Funds’ Sub-Adviser, ING Funds Distributors, LLC, the Funds’ Distributor and certain of the independent trustees of the Funds (collectively, the “Defendants”) that allege, among other things, that the Funds’ advisory fees, sub-advisory fees and certain 12b-1 fees are excessive. The Funds are named as nominal defendants in each of these suits. The suits seek recovery by the Funds from the Defendants of any fees found to be excessive. The Defendants have advised the Funds that they believe the lawsuits are without merit, and they intend to vigorously defend themselves against the allegations.

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the

58

U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•                  ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form  8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

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ING PRINCIPAL PROTECTION FUND I

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 14.5%
		Advertising: 0.0%
1,550	@	Interpublic Group of Cos., Inc.	$19,236
650		Omnicom Group, Inc.	52,650
			71,886
		Aerospace/ Defense: 0.3%
4,870		Boeing Co.	260,885
1,150		General Dynamics Corp.	124,614
630		Goodrich Corp.	20,003
1,550		Lockheed Martin Corp.	94,302
1,100		Northrop Grumman Corp.	61,963
2,650		Raytheon Co.	106,901
610		Rockwell Collins, Inc.	24,315
1,800		United Technologies Corp.	175,644
			868,627
		Agriculture: 0.2%
7,090		Altria Group, Inc.	407,604
2,170		Archer-Daniels-Midland Co.	46,004
900		Monsanto Co.	41,418
500		Reynolds American, Inc.	37,815
1,050		UST, Inc.	46,232
			579,073
		Apparel: 0.1%
900	@	Coach, Inc.	44,856
700		Jones Apparel Group, Inc.	24,871
610		Liz Claiborne, Inc.	25,053
1,470		Nike, Inc.	124,449
260		Reebok Intl. Ltd.	10,109
650		VF Corp.	35,094
			264,432
		Auto Manufacturers: 0.1%
10,580		Ford Motor Co.	150,024
1,950		General Motors Corp.	75,251
900		PACCAR, Inc.	70,290
			295,565
		Auto Parts and Equipment: 0.0%
600		Dana Corp.	9,810
630		Johnson Controls, Inc.	38,682
			48,492
		Banks: 1.0%
1,290		AmSouth Bancorporation	33,450
13,788		Bank of America Corp.	637,970
1,900		BB&T Corp.	80,655
800		Comerica, Inc.	49,200
750		Fifth Third Bancorp	37,770
430		First Horizon National Corp.	18,791
980		Huntington Bancshares, Inc.	23,775
1,580		KeyCorp	52,598
400		M & T Bank Corp.	42,164
750		Marshall & Ilsley Corp.	31,268
1,300		Mellon Financial Corp.	37,986
3,140		National City Corp.	116,431
600		North Fork Bancorporation, Inc.	17,280
750		Northern Trust Corp.	35,280
940		PNC Financial Services Group, Inc.	51,136
1,606		Regions Financial Corp.	56,194
440		State Street Corp.	19,606
1,220		SunTrust Banks, Inc.	86,986
400		Synovus Financial Corp.	10,800
1,050		The Bank of New York Co., Inc.	34,556
6,330		U.S. Bancorp	187,558
7,389		Wachovia Corp.	382,381
5,800		Wells Fargo & Co.	358,266
340		Zions Bancorporation	22,610
			2,424,711
		Beverages: 0.3%
150		Adolph Coors Co.	11,235
2,790		Anheuser-Busch Cos., Inc.	139,751
380		Brown-Forman Corp.	18,248
8,370		Coca-Cola Co.	329,025
1,600		Coca-Cola Enterprises, Inc.	33,280
1,070		Pepsi Bottling Group, Inc.	29,981
5,830		PepsiCo, Inc.	290,975
			852,495
		Biotechnology: 0.2%
4,362	@	Amgen, Inc.	261,894
1,150	@	Biogen Idec, Inc.	67,482
800	@	Genzyme Corp.	44,808
800	@	MedImmune, Inc.	21,280
200	@	Millipore Corp.	9,744
			405,208
		Building Materials: 0.0%
670	@	American Standard Cos., Inc.	26,090
1,400		Masco Corp.	49,377
450		Vulcan Materials Co.	23,333
			98,800
		Chemicals: 0.2%
750		Air Products & Chemicals, Inc.	42,938
250		Ashland, Inc.	14,788
3,350		Dow Chemical Co.	169,074
3,450		E.I. du Pont de Nemours & Co.	156,353
300		Eastman Chemical Co.	16,314
350		Ecolab, Inc.	12,243
650		Engelhard Corp.	19,429
340		International Flavors & Fragrances, Inc.	13,770
1,080		PPG Industries, Inc.	72,868
1,320		Praxair, Inc.	59,268
690		Rohm & Haas Co.	30,422
650		Sherwin-Williams Co.	28,990
300		Sigma-Aldrich Corp.	17,919
			654,376
		Commercial Services: 0.1%
570	@	Apollo Group, Inc.	45,429
3,600		Cendant Corp.	81,613
150		Deluxe Corp.	5,931
410		Equifax, Inc.	11,324
730		H&R Block, Inc.	34,821
1,000		McKesson Corp.	29,550
500		Moody’s Corp.	40,375
1,650		Paychex, Inc.	54,714
800		R.R. Donnelley & Sons Co.	27,760
880		Robert Half Intl., Inc.	23,786
			355,303
		Computers: 0.7%
450	@	Affiliated Computer Services, Inc.	26,631
2,200	@	Apple Computer, Inc.	147,510
650	@	Computer Sciences Corp.	35,165
11,350	@	Dell, Inc.	459,902
1,800		Electronic Data Systems Corp.	40,410
8,150	@	EMC Corp.	109,373
1,200	@	Gateway, Inc.	8,172
10,267		Hewlett-Packard Co.	205,340
7,620		International Business Machines Corp.	718,109
420	@	Lexmark Intl., Inc.	35,658

See Accompanying Notes to Financial Statements

60

Shares			Value
		Computers (continued)
300	@	NCR Corp.	$17,919
1,200	@	Network Appliance, Inc.	36,192
19,500	@	Sun Microsystems, Inc.	108,225
1,030	@	Sungard Data Systems, Inc.	27,305
1,200	@	Unisys Corp.	13,788
			1,989,699
		Cosmetics/ Personal Care: 0.5%
405		Alberto-Culver Co.	18,752
1,550		Avon Products, Inc.	58,187
1,750		Colgate-Palmolive Co.	80,483
5,750		Gillette Co.	250,068
2,270		Kimberly-Clark Corp.	144,395
14,530		Procter & Gamble Co.	777,063
			1,328,948
		Distribution/ Wholesale: 0.0%
550		Genuine Parts Co.	23,876
550		W.W. Grainger, Inc.	34,023
			57,899
		Diversified Financial Services: 1.1%
4,180		American Express Co.	232,867
350		Bear Stearns Cos., Inc.	34,153
790		Capital One Financial Corp.	62,078
950		CIT Group, Inc.	40,613
17,550		Citigroup, Inc.	785,362
3,200		Countrywide Financial Corp.	106,272
1,350	@	E*TRADE Financial Corp.	18,711
3,360		Fannie Mae	230,831
350		Federated Investors, Inc.	10,297
850		Franklin Resources, Inc.	55,786
2,280		Freddie Mac	155,633
1,650		Goldman Sachs Group, Inc.	172,854
4,895		J.P. Morgan Chase & Co.	184,296
850		Janus Capital Group, Inc.	14,068
950		Lehman Brothers Holdings, Inc.	79,591
4,205		MBNA Corp.	111,685
3,210		Merrill Lynch & Co., Inc.	178,829
1,490		Morgan Stanley	75,618
900	@	Providian Financial Corp.	14,445
1,410		SLM Corp.	72,150
			2,636,139
		Electric: 0.4%
2,100	@	AES Corp.	25,704
250		Ameren Corp.	12,105
1,530		American Electric Power Co., Inc.	52,280
550		Cinergy Corp.	22,765
850		Consolidated Edison, Inc.	37,273
700		Constellation Energy Group, Inc.	30,590
450		Dominion Resources, Inc.	29,462
600		DTE Energy Co.	26,328
4,350		Duke Energy Corp.	109,967
1,390		Edison Intl	44,341
750		Entergy Corp.	48,615
2,340		Exelon Corp.	97,600
1,100		FirstEnergy Corp.	46,453
600		FPL Group, Inc.	42,198
1,480	@	PG&E Corp.	49,225
300		Pinnacle West Capital Corp.	13,260
1,030		PPL Corp.	53,509
800		Public Service Enterprise Group, Inc.	35,192
2,490		Southern Co.	81,647
1,400		TXU Corp.	87,948
1,850		Xcel Energy, Inc.	33,411
			979,873
		Electrical Components and Equipment: 0.0%
1,910		Emerson Electric Co.	127,626
			127,626
		Electronics: 0.1%
1,550	@	Agilent Technologies, Inc.	35,479
730		Applera Corp. — Applied Biosystems Group	14,965
400	@	Fisher Scientific Intl	22,616
580	@	Jabil Circuit, Inc.	14,535
400		Parker Hannifin Corp.	29,919
650		PerkinElmer, Inc.	13,865
750	@	Sanmina-SCI Corp.	6,623
2,650	@	Solectron Corp.	16,563
250		Tektronix, Inc.	7,843
800	@	Thermo Electron Corp.	24,199
450	@	Waters Corp.	20,997
			207,604
		Engineering and Construction: 0.0%
300		Fluor Corp.	15,570
			15,570
		Entertainment: 0.0%
1,030		International Game Technology	36,411
			36,411
		Environmental Control: 0.0%
1,840		Waste Management, Inc.	54,850
			54,850
		Food: 0.2%
1,300		Albertson’s, Inc.	32,890
550		Campbell Soup Co.	15,692
1,750		ConAgra Foods, Inc.	47,338
1,250		General Mills, Inc.	56,863
1,170		H.J. Heinz Co.	43,477
900		Hershey Foods Corp.	46,620
1,260		Kellogg Co.	55,062
1,000	@	Kroger Co.	16,180
500		McCormick & Co., Inc.	18,225
2,540		Sara Lee Corp.	59,639
530		SUPERVALU, Inc.	16,743
1,000		Wm. Wrigley Jr. Co.	68,799
			477,528
		Forest Products and Paper: 0.1%
900		Georgia-Pacific Corp.	32,949
1,780		International Paper Co.	73,906
550		Louisiana-Pacific Corp.	13,459
700		MeadWestvaco Corp.	23,555
600		Plum Creek Timber Co., Inc.	22,200
200		Temple-Inland, Inc.	11,918
1,200		Weyerhaeuser Co.	79,199
			257,186
		Gas: 0.0%
660		KeySpan Corp.	26,083
990		Sempra Energy	36,610
			62,693

See Accompanying Notes to Financial Statements

61

Shares			Value
		Hand/ Machine Tools: 0.0%
410		Black & Decker Corp.	$34,477
140		Snap-On, Inc.	4,425
410		Stanley Works	19,172
			58,074
		Healthcare — Products: 0.6%
200		Bausch & Lomb, Inc.	11,776
2,150		Baxter Intl., Inc.	68,048
1,080		Becton Dickinson & Co.	59,162
800		Biomet, Inc.	38,296
2,770	@	Boston Scientific Corp.	96,424
540		C.R. Bard, Inc.	32,351
1,070		Guidant Corp.	69,368
13,600		Johnson & Johnson	820,351
4,050		Medtronic, Inc.	194,603
1,220	@	St. Jude Medical, Inc.	46,531
550		Stryker Corp.	24,195
850	@	Zimmer Holdings, Inc.	69,360
			1,530,465
		Healthcare — Services: 0.3%
910		Aetna, Inc.	107,844
750	@	Humana, Inc.	18,615
450	@	Laboratory Corp. Of America Holdings	21,578
350		Manor Care, Inc.	12,058
150		Quest Diagnostics, Inc.	14,063
3,810		UnitedHealth Group, Inc.	315,658
930	@	WellPoint Health Networks, Inc.	116,342
810	@	WellPoint, Inc.	82,077
			688,235
		Home Builders: 0.0%
460		Centex Corp.	24,136
			24,136
		Home Furnishings: 0.0%
640		Leggett & Platt, Inc.	19,104
370		Whirlpool Corp.	23,884
			42,988
		Household Products/ Wares: 0.0%
350		Avery Dennison Corp.	20,531
970		Clorox Co.	53,467
630		Fortune Brands, Inc.	49,442
			123,440
		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	21,926
			21,926
		Insurance: 0.9%
1,540	@@	ACE Ltd.	62,247
1,720		AFLAC, Inc.	64,706
3,250		Allstate Corp.	164,125
370		AMBAC Financial Group, Inc.	30,092
14,900		American International Group, Inc.	943,916
1,000		AON Corp.	21,120
1,120		Chubb Corp.	85,355
820		CIGNA Corp.	57,416
609		Cincinnati Financial Corp.	27,283
950		Hartford Financial Services Group, Inc.	60,800
510		Jefferson-Pilot Corp.	25,087
850		Lincoln National Corp.	39,117
900		Loews Corp.	62,919
1,770		Marsh & McLennan Cos., Inc.	50,604
520		MBIA, Inc.	31,179
3,400		MetLife, Inc.	132,600
300		MGIC Investment Corp.	20,400
1,070		Principal Financial Group	40,318
660		Progressive Corp.	60,053
3,020		Prudential Financial, Inc.	147,829
630		Safeco Corp.	30,536
480		Torchmark Corp.	26,357
1,100		UnumProvident Corp.	17,127
450	@@	XL Capital Ltd.	33,912
			2,235,098
		Internet: 0.2%
2,150	@	eBay, Inc.	241,767
1,750	@	Symantec Corp.	111,668
4,450	@	Yahoo!, Inc.	167,409
			520,844
		Iron/ Steel: 0.0%
500		Nucor Corp.	26,450
750		United States Steel Corp.	39,270
			65,720
		Leisure Time: 0.1%
340		Brunswick Corp.	16,599
2,100		Carnival Corp.	111,321
1,000		Harley-Davidson, Inc.	57,820
500		Sabre Holdings Corp.	11,540
			197,280
		Lodging: 0.0%
330		Harrah’s Entertainment, Inc.	20,262
1,230		Hilton Hotels Corp.	25,412
800		Marriott Intl., Inc.	45,479
650		Starwood Hotels & Resorts Worldwide, Inc.	33,989
			125,142
		Machinery — Construction and Mining: 0.0%
450		Caterpillar, Inc.	41,198
			41,198
		Machinery — Diversified: 0.0%
880		Deere & Co.	63,122
790		Rockwell Automation, Inc.	37,367
			100,489
		Media: 0.4%
750		Clear Channel Communications, Inc.	25,260
7,550	@	Comcast Corp.	226,802
910		Gannett Co., Inc.	75,066
260		Knight-Ridder, Inc.	17,703
860		McGraw-Hill Cos., Inc.	75,448
220		Meredith Corp.	11,598
500		New York Times Co.	20,500
15,100	@	Time Warner, Inc.	267,422
420		Tribune Co.	18,215
400	@	Univision Communications, Inc.	12,040
2,360		Viacom, Inc.	81,892
7,070		Walt Disney Co.	190,042
			1,021,988
		Mining: 0.0%
470		Phelps Dodge Corp.	45,651
			45,651

See Accompanying Notes to Financial Statements

62

Shares			Value
		Miscellaneous Manufacturing: 0.8%
2,650		3M Co.	$210,914
260		Cooper Industries Ltd.	17,241
1,000		Danaher Corp.	56,880
750		Dover Corp.	30,338
960		Eastman Kodak Co.	31,402
480		Eaton Corp.	32,352
35,780		General Electric Co.	1,265,180
2,820		Honeywell International, Inc.	99,631
1,050		Illinois Tool Works, Inc.	98,942
570	@@	Ingersoll-Rand Co.	42,419
250		ITT Industries, Inc.	21,280
400		Pall Corp.	10,836
520		Textron, Inc.	37,762
6,800	@@	Tyco Intl. Ltd.	230,995
			2,186,172
		Office/ Business Equipment: 0.0%
720		Pitney Bowes, Inc.	31,514
2,640	@	Xerox Corp.	40,445
			71,959
		Oil and Gas: 1.2%
280		Amerada Hess Corp.	24,878
1,050		Anadarko Petroleum Corp.	73,080
1,094		Apache Corp.	59,142
2,120		Burlington Resources, Inc.	98,389
11,150		ChevronTexaco Corp.	608,789
2,866		ConocoPhillips	260,776
2,640		Devon Energy Corp.	109,349
400		EOG Resources, Inc.	30,028
27,290		Exxon Mobil Corp.	1,398,612
500		Kerr-McGee Corp.	31,115
1,370		Marathon Oil Corp.	54,033
180	@,@@	Nabors Industries Ltd.	9,360
450	@	Noble Corp.	21,803
1,370		Occidental Petroleum Corp.	82,488
400		Sunoco, Inc.	33,024
950	@	Transocean, Inc.	38,257
1,000		Unocal Corp.	46,040
1,200		Valero Energy Corp.	56,148
			3,035,311
		Oil and Gas Services: 0.0%
1,100		Baker Hughes, Inc.	48,763
500		BJ Services Co.	25,335
1,350		Halliburton Co.	55,823
			129,921
		Packaging and Containers: 0.0%
540		Ball Corp.	24,153
340		Bemis Co.	9,466
880	@	Pactiv Corp.	21,868
250	@	Sealed Air Corp.	12,853
			68,340
		Pharmaceuticals: 0.8%
5,250		Abbott Laboratories	220,290
450		Allergan, Inc.	33,075
350		AmerisourceBergen Corp.	20,629
6,500		Bristol-Myers Squibb Co.	152,750
1,500		Cardinal Health, Inc.	78,420
2,600	@	Caremark Rx, Inc.	92,976
1,550		Eli Lilly & Co.	82,662
250	@	Express Scripts, Inc.	17,990
1,210	@	Forest Laboratories, Inc.	47,154
1,500	@	Gilead Sciences, Inc.	51,690
550	@	Hospira, Inc.	17,727
980	@	King Pharmaceuticals, Inc.	12,201
949	@	Medco Health Solutions, Inc.	35,796
7,600		Merck & Co., Inc.	212,952
25,634		Pfizer, Inc.	711,855
4,900		Schering-Plough Corp.	87,465
4,600		Wyeth	183,402
			2,059,034
		Pipelines: 0.0%
1,850		El Paso Corp.	19,314
150		Kinder Morgan, Inc.	10,395
1,750		Williams Cos., Inc.	29,173
			58,882
		Real Estate Investment Trusts: 0.0%
550		Equity Office Properties Trust	15,098
600		ProLogis	24,138
710		Simon Property Group, Inc.	44,076
			83,312
		Retail: 1.3%
1,000	@	Bed Bath & Beyond, Inc.	39,928
1,100		Best Buy Co., Inc.	62,018
950		Circuit City Stores, Inc.	14,811
2,650		Costco Wholesale Corp.	128,790
1,310		CVS Corp.	59,435
600		Darden Restaurants, Inc.	16,356
770		Federated Department Stores, Inc.	42,196
4,020		Gap, Inc.	87,837
12,550		Home Depot, Inc.	523,962
1,600		J.C. Penney Co., Inc. Holding Co.	61,760
450	@	Kohl’s Corp.	20,772
2,130		Limited Brands, Inc.	52,057
2,670		Lowe’s Cos., Inc.	147,731
950		May Department Stores Co.	26,714
4,250		McDonald’s Corp.	130,645
450		Nordstrom, Inc.	19,688
1,730	@	Office Depot, Inc.	28,372
890		RadioShack Corp.	28,097
2,220		Staples, Inc.	70,840
1,350	@	Starbucks Corp.	75,951
3,050		Target Corp.	156,221
1,630		TJX Cos., Inc.	38,370
950	@	Toys R US, Inc.	18,373
14,270		Wal-Mart Stores, Inc.	742,895
4,700		Walgreen Co.	179,446
510		Wendy’s Intl., Inc.	18,192
970		Yum! Brands, Inc.	44,038
			2,835,495
		Savings and Loans: 0.1%
500		Golden West Financial Corp.	59,620
450		Sovereign Bancorp, Inc.	9,833
3,120		Washington Mutual, Inc.	127,015
			196,468
		Semiconductors: 0.3%
1,800	@	Altera Corp.	40,824
1,240		Analog Devices, Inc.	45,818
5,740	@	Applied Materials, Inc.	95,514
21,850		Intel Corp.	488,347
650	@	KLA-Tencor Corp.	29,289
1,050		Linear Technology Corp.	40,068
450		Maxim Integrated Products, Inc.	18,432
1,300	@	National Semiconductor Corp.	20,098
2,350		Texas Instruments, Inc.	56,823
			835,213
		Software: 0.7%
810		Adobe Systems, Inc.	49,054
560		Autodesk, Inc.	36,630

See Accompanying Notes to Financial Statements

63

Shares			Value
		Software (continued)
1,920		Automatic Data Processing, Inc.	$87,418
1,210	@	BMC Software, Inc.	22,482
850	@	Citrix Systems, Inc.	20,069
1,980		Computer Associates Intl., Inc.	60,449
1,900	@	Compuware Corp.	10,963
400	@	Electronic Arts, Inc.	19,560
2,824		First Data Corp.	116,037
760	@	Fiserv, Inc.	29,268
1,250		IMS Health, Inc.	28,213
650	@	Intuit, Inc.	27,196
36,850		Microsoft Corp.	987,948
2,100	@	Novell, Inc.	12,810
30,130	@	Oracle Corp.	381,445
1,000	@	PeopleSoft, Inc.	23,610
2,650	@	Siebel Systems, Inc.	26,712
1,380	@	Veritas Software Corp.	30,222
			1,970,086
		Telecommunications: 1.0%
1,480		Alltel Corp.	83,901
1,038		AT&T Corp.	18,995
1,350	@	Avaya, Inc.	22,167
6,300		BellSouth Corp.	168,966
680		CenturyTel, Inc.	22,386
23,320	@	Cisco Systems, Inc.	436,317
800		Citizens Communications Co.	11,440
710	@	Comverse Technology, Inc.	15,102
4,700	@	Corning, Inc.	59,126
14,100	@	Lucent Technologies, Inc.	55,413
10,750		Motorola, Inc.	207,045
3,750	@	Nextel Communications, Inc.	106,725
5,400		Qualcomm, Inc.	224,748
6,350	@	Qwest Communications Intl., Inc.	25,400
11,400		SBC Communications, Inc.	286,938
770		Scientific-Atlanta, Inc.	22,807
4,950		Sprint Corp.	112,910
1,720	@	Tellabs, Inc.	14,706
9,490		Verizon Communications, Inc.	391,273
			2,286,365
		Textiles: 0.0%
550		Cintas Corp.	24,596
			24,596
		Toys/ Games/ Hobbies: 0.0%
920		Hasbro, Inc.	17,508
1,400		Mattel, Inc.	26,530
			44,038
		Transportation: 0.2%
1,210		Burlington Northern Santa Fe Corp.	54,498
750		CSX Corp.	28,598
1,400		FedEx Corp.	133,042
1,800		Norfolk Southern Corp.	61,794
270		Ryder System, Inc.	14,483
350		Union Pacific Corp.	22,204
3,880		United Parcel Service, Inc.	326,502
			641,121
		Total Common Stock (Cost $29,625,827)	38,519,981

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.6%
	Federal National Mortgage Association: 72.6%
$5,000,000	3.320%, due 07/24/06, STRIP	$4,738,175
200,000,000	3.390%, due 10/11/06	187,956,200

	Total U.S. Government Agency Obligations (Cost $188,720,865)	192,694,375

U.S. TREASURY OBLIGATIONS: 12.9%
	U.S. Treasury STRIP: 12.9%
16,863,000	2.880%, due 05/15/06	16,180,200
19,394,000	3.090%, due 02/15/07	18,137,560

	Total U.S. Treasury Obligations (Cost $34,050,509)	34,317,760

	Total Long-Term Investments (Cost $252,397,201)	265,532,116

SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreement: 0.4%
1,193,000	Goldman Sachs Repurchase Agreement dated 11/30/04, 2.060% due 12/01/04, $1,193,068 to be received upon repurchase (Collateralized by $1,151,000 Federal Home Loan Mortgage Corporation, 5.500%, Market Value plus accrued interest $1,217,902, due 07/15/06)	1,193,000

	Total Short-Term Investments (Cost $1,193,000)	1,193,000

Total Investments In Securities (Cost $253,590,201)*	100.4%	$266,725,116
Other Assets and Liabilities-Net	(0.4)	(1,049,418)

Net Assets	100.0%	$265,675,698

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $256,854,085. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,354,760
Gross Unrealized Depreciation	(483,729)
Net Unrealized Appreciation	$9,871,031

See Accompanying Notes to Financial Statements

64

ING PRINCIPAL PROTECTION FUND II

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 9.1%
		Advertising: 0.0%
450	@	Interpublic Group of Cos., Inc.	$5,585
550		Omnicom Group, Inc.	44,550
			50,135
		Aerospace/Defense: 0.2%
4,370		Boeing Co.	234,101
1,000		General Dynamics Corp.	108,360
330		Goodrich Corp.	10,478
1,360		Lockheed Martin Corp.	82,742
1,100		Northrop Grumman Corp.	61,963
2,400		Raytheon Co.	96,816
540		Rockwell Collins, Inc.	21,524
1,590		United Technologies Corp.	155,152
			771,136
		Agriculture: 0.1%
6,370		Altria Group, Inc.	366,211
1,950		Archer-Daniels-Midland Co.	41,340
850		Monsanto Co.	39,117
450		Reynolds American, Inc.	34,034
900		UST, Inc.	39,627
			520,329
		Apparel: 0.1%
800	@	Coach, Inc.	39,872
600		Jones Apparel Group, Inc.	21,318
530		Liz Claiborne, Inc.	21,767
1,330		Nike, Inc.	112,597
250		Reebok Intl. Ltd.	9,720
550		VF Corp.	29,695
			234,969
		Auto Manufacturers: 0.1%
9,490		Ford Motor Co.	134,568
1,750		General Motors Corp.	67,533
840		PACCAR, Inc.	65,604
			267,705
		Auto Parts and Equipment: 0.0%
550		Dana Corp.	8,993
570		Johnson Controls, Inc.	34,998
			43,991
		Banks: 0.6%
1,100		AmSouth Bancorporation	28,523
12,288		Bank of America Corp.	568,566
1,700		BB&T Corp.	72,165
750		Comerica, Inc.	46,125
700		Fifth Third Bancorp	35,252
480		First Horizon National Corp.	20,976
870		Huntington Bancshares, Inc.	21,106
1,730		KeyCorp	57,592
350		M & T Bank Corp.	36,894
860		Marshall & Ilsley Corp.	35,853
1,200		Mellon Financial Corp.	35,064
2,800		National City Corp.	103,824
600		North Fork Bancorporation, Inc.	17,280
650		Northern Trust Corp.	30,576
820		PNC Financial Services Group, Inc.	44,608
1,414		Regions Financial Corp.	49,476
390		State Street Corp.	17,378
1,100		SunTrust Banks, Inc.	78,430
400		Synovus Financial Corp.	10,800
950		The Bank of New York Co., Inc.	31,265
5,680		U.S. Bancorp	168,298
6,620		Wachovia Corp.	342,585
5,200		Wells Fargo & Co.	321,204
120		Zions Bancorporation	7,980
			2,181,820
		Beverages: 0.2%
150		Adolph Coors Co.	11,235
2,500		Anheuser-Busch Cos., Inc.	125,225
340		Brown-Forman Corp.	16,327
7,490		Coca-Cola Co.	294,433
1,430		Coca-Cola Enterprises, Inc.	29,744
1,120		Pepsi Bottling Group, Inc.	31,382
5,240		PepsiCo, Inc.	261,528
			769,874
		Biotechnology: 0.1%
3,918	@	Amgen, Inc.	235,237
1,000	@	Biogen Idec, Inc.	58,680
700	@	Genzyme Corp.	39,207
700	@	MedImmune, Inc.	18,620
200	@	Millipore Corp.	9,744
			361,488
		Building Materials: 0.0%
920	@	American Standard Cos., Inc.	35,825
1,300		Masco Corp.	45,851
400		Vulcan Materials Co.	20,740
			102,416
		Chemicals: 0.2%
700		Air Products & Chemicals, Inc.	40,075
250		Ashland, Inc.	14,788
3,000		Dow Chemical Co.	151,409
3,100		E.I. du Pont de Nemours & Co.	140,492
250		Eastman Chemical Co.	13,595
330		Ecolab, Inc.	11,543
550		Engelhard Corp.	16,440
430		International Flavors & Fragrances, Inc.	17,415
970		PPG Industries, Inc.	65,446
980		Praxair, Inc.	44,002
610		Rohm & Haas Co.	26,895
650		Sherwin-Williams Co.	28,990
250		Sigma-Aldrich Corp.	14,933
			586,023
		Commercial Services: 0.1%
500	@	Apollo Group, Inc.	39,850
3,250		Cendant Corp.	73,677
120		Deluxe Corp.	4,745
560		Equifax, Inc.	15,467
670		H&R Block, Inc.	31,959
900		McKesson Corp.	26,595
450		Moody’s Corp.	36,338
1,150		Paychex, Inc.	38,134
400		R.R. Donnelley & Sons Co.	13,880
790		Robert Half Intl., Inc.	21,354
			301,999
		Computers: 0.5%
400	@	Affiliated Computer Services, Inc.	23,672
1,950	@	Apple Computer, Inc.	130,748
600	@	Computer Sciences Corp.	32,460
10,230	@	Dell, Inc.	414,519
1,600		Electronic Data Systems Corp.	35,920
7,300	@	EMC Corp.	97,966
1,050	@	Gateway, Inc.	7,151
9,302		Hewlett-Packard Co.	186,040
6,890		International Business Machines Corp.	649,313
370	@	Lexmark Intl., Inc.	31,413

See Accompanying Notes to Financial Statements

65

Shares			Value
		Computers (continued)
450	@	NCR Corp.	$26,879
1,050	@	Network Appliance, Inc.	31,668
17,550	@	Sun Microsystems, Inc.	97,403
940	@	Sungard Data Systems, Inc.	24,919
1,100	@	Unisys Corp.	12,639
			1,802,710
		Cosmetics/Personal Care: 0.3%
375		Alberto-Culver Co.	17,363
1,400		Avon Products, Inc.	52,556
1,550		Colgate-Palmolive Co.	71,285
5,170		Gillette Co.	224,843
2,050		Kimberly-Clark Corp.	130,401
13,110		Procter & Gamble Co.	701,122
			1,197,570
		Distribution/Wholesale: 0.0%
500		Genuine Parts Co.	21,705
500		W.W. Grainger, Inc.	30,930
			52,635
		Diversified Financial Services: 0.7%
3,920		American Express Co.	218,382
330		Bear Stearns Cos., Inc.	32,201
690		Capital One Financial Corp.	54,220
900		CIT Group, Inc.	38,475
15,750		Citigroup, Inc.	704,812
2,860		Countrywide Financial Corp.	94,981
1,200	@	E*TRADE Financial Corp.	16,632
2,980		Fannie Mae	204,725
300		Federated Investors, Inc.	8,826
750		Franklin Resources, Inc.	49,223
2,040		Freddie Mac	139,250
1,500		Goldman Sachs Group, Inc.	157,140
4,394		J.P. Morgan Chase & Co.	165,434
750		Janus Capital Group, Inc.	12,413
840		Lehman Brothers Holdings, Inc.	70,375
3,775		MBNA Corp.	100,264
2,860		Merrill Lynch & Co., Inc.	159,331
1,350		Morgan Stanley	68,513
900	@	Providian Financial Corp.	14,445
1,410		SLM Corp.	72,150
			2,381,792
		Electric: 0.2%
1,900	@	AES Corp.	23,256
250		Ameren Corp.	12,105
1,400		American Electric Power Co., Inc.	47,838
250		Cinergy Corp.	10,348
750		Consolidated Edison, Inc.	32,888
700		Constellation Energy Group, Inc.	30,590
400		Dominion Resources, Inc.	26,188
550		DTE Energy Co.	24,134
3,900		Duke Energy Corp.	98,591
1,240		Edison Intl.	39,556
700		Entergy Corp.	45,374
2,000		Exelon Corp.	83,420
1,000		FirstEnergy Corp.	42,230
680		FPL Group, Inc.	47,824
1,300	@	PG&E Corp.	43,238
250		Pinnacle West Capital Corp.	11,050
810		PPL Corp.	42,080
750		Public Service Enterprise Group, Inc.	32,993
2,260		Southern Co.	74,105
1,250		TXU Corp.	78,525
1,650		Xcel Energy, Inc.	29,799
			876,132
		Electrical Components and Equipment: 0.0%
1,730		Emerson Electric Co.	115,599
			115,599
		Electronics: 0.1%
1,400	@	Agilent Technologies, Inc.	32,045
590		Applera Corp. — Applied Biosystems Group	12,095
350	@	Fisher Scientific Intl.	19,789
540	@	Jabil Circuit, Inc.	13,532
400		Parker Hannifin Corp.	29,920
550		PerkinElmer, Inc.	11,732
700	@	Sanmina-SCI Corp.	6,181
2,350	@	Solectron Corp.	14,688
350		Tektronix, Inc.	10,980
700	@	Thermo Electron Corp.	21,175
400	@	Waters Corp.	18,664
			190,801
		Engineering and Construction: 0.0%
300		Fluor Corp.	15,570
			15,570
		Entertainment: 0.0%
1,080		International Game Technology	38,178
			38,178
		Environmental Control: 0.0%
1,880		Waste Management, Inc.	56,043
			56,043
		Food: 0.1%
1,150		Albertson’s, Inc.	29,095
500		Campbell Soup Co.	14,265
1,550		ConAgra Foods, Inc.	41,928
1,150		General Mills, Inc.	52,313
1,050		H.J. Heinz Co.	39,018
800		Hershey Foods Corp.	41,440
1,120		Kellogg Co.	48,944
900	@	Kroger Co.	14,562
450		McCormick & Co., Inc.	16,403
2,220		Sara Lee Corp.	52,126
510		SUPERVALU, Inc.	16,111
900		Wm. Wrigley Jr. Co.	61,919
			428,124
		Forest Products and Paper: 0.1%
800		Georgia-Pacific Corp.	29,288
1,590		International Paper Co.	66,017
500		Louisiana-Pacific Corp.	12,235
600		MeadWestvaco Corp.	20,190
600		Plum Creek Timber Co., Inc.	22,200
250		Temple-Inland, Inc.	14,898
1,050		Weyerhaeuser Co.	69,299
			234,127
		Gas: 0.0%
570		KeySpan Corp.	22,526
860		Sempra Energy	31,803
			54,329

See Accompanying Notes to Financial Statements

66

Shares			Value
		Hand/Machine Tools: 0.0%
400		Black & Decker Corp.	$33,636
120		Snap-On, Inc.	3,793
380		Stanley Works	17,769
			55,198
		Healthcare — Products: 0.4%
150		Bausch & Lomb, Inc.	8,832
1,900		Baxter Intl., Inc.	60,135
1,010		Becton Dickinson & Co.	55,328
750		Biomet, Inc.	35,903
2,480	@	Boston Scientific Corp.	86,329
400		C.R. Bard, Inc.	23,964
990		Guidant Corp.	64,182
12,200		Johnson & Johnson	735,903
3,600		Medtronic, Inc.	172,980
1,020	@	St. Jude Medical, Inc.	38,903
500		Stryker Corp.	21,995
750	@	Zimmer Holdings, Inc.	61,200
			1,365,654
		Healthcare — Services: 0.2%
810		Aetna, Inc.	95,993
750	@	Humana, Inc.	18,615
400	@	Laboratory Corp. Of America Holdings	19,180
300		Manor Care, Inc.	10,335
100		Quest Diagnostics, Inc.	9,375
3,430		UnitedHealth Group, Inc.	284,176
760	@	WellPoint Health Networks, Inc.	95,076
700	@	WellPoint, Inc.	70,931
			603,681
		Home Builders: 0.0%
390		Centex Corp.	20,463
			20,463
		Home Furnishings: 0.0%
650		Leggett & Platt, Inc.	19,403
300		Whirlpool Corp.	19,365
			38,768
		Household Products/Wares: 0.0%
300		Avery Dennison Corp.	17,598
870		Clorox Co.	47,954
510		Fortune Brands, Inc.	40,025
			105,577
		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	19,618
			19,618
		Insurance: 0.5%
1,370	@@	ACE Ltd.	55,375
1,550		AFLAC, Inc.	58,311
2,900		Allstate Corp.	146,450
300		AMBAC Financial Group, Inc.	24,399
13,450		American International Group, Inc.	852,058
1,000		AON Corp.	21,120
1,010		Chubb Corp.	76,972
740		CIGNA Corp.	51,815
525		Cincinnati Financial Corp.	23,520
850		Hartford Financial Services Group, Inc.	54,400
460		Jefferson-Pilot Corp.	22,627
750		Lincoln National Corp.	34,515
800		Loews Corp.	55,928
1,560		Marsh & McLennan Cos., Inc.	44,600
470		MBIA, Inc.	28,181
3,100		MetLife, Inc.	120,900
450		MGIC Investment Corp.	30,600
970		Principal Financial Group	36,550
590		Progressive Corp.	53,684
2,700		Prudential Financial, Inc.	132,165
580		Safeco Corp.	28,113
520		Torchmark Corp.	28,553
1,000		UnumProvident Corp.	15,570
550	@@	XL Capital Ltd.	41,448
			2,037,854
		Internet: 0.1%
2,050	@	eBay, Inc.	230,522
1,550	@	Symantec Corp.	98,906
3,950	@	Yahoo!, Inc.	148,599
			478,027
		Iron/Steel: 0.0%
500		Nucor Corp.	26,450
400		United States Steel Corp.	20,944
			47,394
		Leisure Time: 0.0%
360		Brunswick Corp.	17,575
1,900		Carnival Corp.	100,719
930		Harley-Davidson, Inc.	53,773
450		Sabre Holdings Corp.	10,386
			182,453
		Lodging: 0.0%
320		Harrah’s Entertainment, Inc.	19,648
1,100		Hilton Hotels Corp.	22,726
700		Marriott Intl., Inc.	39,795
600		Starwood Hotels & Resorts Worldwide, Inc.	31,374
			113,543
		Machinery — Construction and Mining: 0.0%
400		Caterpillar, Inc.	36,620
			36,620
		Machinery — Diversified: 0.0%
150		Cummins, Inc.	11,943
780		Deere & Co.	55,949
780		Rockwell Automation, Inc.	36,894
			104,786
		Media: 0.2%
700		Clear Channel Communications, Inc.	23,576
6,800	@	Comcast Corp.	204,272
790		Gannett Co., Inc.	65,167
200		Knight-Ridder, Inc.	13,618
760		McGraw-Hill Cos., Inc.	66,675
190		Meredith Corp.	10,017
450		New York Times Co.	18,450
13,500	@	Time Warner, Inc.	239,085
390		Tribune Co.	16,914
400	@	Univision Communications, Inc.	12,040
2,100		Viacom, Inc.	72,870
6,180		Walt Disney Co.	166,118
			908,802
		Mining: 0.0%
440		Phelps Dodge Corp.	42,737
			42,737

See Accompanying Notes to Financial Statements

67

Shares			Value
		Miscellaneous Manufacturing: 0.5%
2,370		3M Co.	$188,628
250		Cooper Industries Ltd.	16,578
900		Danaher Corp.	51,192
650		Dover Corp.	26,293
850		Eastman Kodak Co.	27,804
450		Eaton Corp.	30,330
32,020		General Electric Co.	1,132,226
2,580		Honeywell International, Inc.	91,151
880		Illinois Tool Works, Inc.	82,922
490	@@	Ingersoll-Rand Co.	36,466
230		ITT Industries, Inc.	19,578
350		Pall Corp.	9,482
530		Textron, Inc.	38,489
6,150	@@	Tyco Intl. Ltd.	208,915
			1,960,054
		Office/Business Equipment: 0.0%
680		Pitney Bowes, Inc.	29,764
2,820	@	Xerox Corp.	43,202
			72,966
		Oil and Gas: 0.8%
260		Amerada Hess Corp.	23,101
950		Anadarko Petroleum Corp.	66,120
980		Apache Corp.	52,979
1,930		Burlington Resources, Inc.	89,571
10,050		ChevronTexaco Corp.	548,729
2,576		ConocoPhillips	234,389
2,400		Devon Energy Corp.	99,408
350		EOG Resources, Inc.	26,275
24,580		Exxon Mobil Corp.	1,259,724
500		Kerr-McGee Corp.	31,115
990		Marathon Oil Corp.	39,046
140	@,@@	Nabors Industries Ltd.	7,280
450	@	Noble Corp.	21,803
1,220		Occidental Petroleum Corp.	73,456
350		Sunoco, Inc.	28,896
850	@	Transocean, Inc.	34,230
820		Unocal Corp.	37,753
1,300		Valero Energy Corp.	60,827
			2,734,702
		Oil and Gas Services: 0.0%
1,000		Baker Hughes, Inc.	44,330
450		BJ Services Co.	22,802
1,250		Halliburton Co.	51,687
			118,819
		Packaging and Containers: 0.0%
300		Ball Corp.	13,419
280		Bemis Co.	7,795
610	@	Pactiv Corp.	15,159
450	@	Sealed Air Corp.	23,134
			59,507
		Pharmaceuticals: 0.5%
4,700		Abbott Laboratories	197,212
400		Allergan, Inc.	29,400
300		AmerisourceBergen Corp.	17,682
5,800		Bristol-Myers Squibb Co.	136,300
1,350		Cardinal Health, Inc.	70,578
2,350	@	Caremark Rx, Inc.	84,036
1,400		Eli Lilly & Co.	74,662
250	@	Express Scripts, Inc.	17,990
1,080	@	Forest Laboratories, Inc.	42,088
1,300	@	Gilead Sciences, Inc.	44,798
500	@	Hospira, Inc.	16,115
890	@	King Pharmaceuticals, Inc.	11,081
862	@	Medco Health Solutions, Inc.	32,515
6,860		Merck & Co., Inc.	192,217
23,046		Pfizer, Inc.	639,986
4,400		Schering-Plough Corp.	78,540
3,950		Wyeth	157,487
			1,842,687
		Pipelines: 0.0%
1,650		El Paso Corp.	17,226
150		Kinder Morgan, Inc.	10,395
1,600		Williams Cos., Inc.	26,672
			54,293
		Real Estate Investment Trusts: 0.0%
500		Equity Office Properties Trust	13,725
550		ProLogis	22,127
640		Simon Property Group, Inc.	39,731
			75,583
		Retail: 0.8%
910	@	Bed Bath & Beyond, Inc.	36,334
950		Best Buy Co., Inc.	53,561
850		Circuit City Stores, Inc.	13,252
2,400		Costco Wholesale Corp.	116,640
1,200		CVS Corp.	54,444
550		Darden Restaurants, Inc.	14,993
680		Federated Department Stores, Inc.	37,264
3,620		Gap, Inc.	79,097
11,300		Home Depot, Inc.	471,775
1,450		J.C. Penney Co., Inc. Holding Co.	55,970
400	@	Kohl’s Corp.	18,464
1,910		Limited Brands, Inc.	46,680
2,430		Lowe’s Cos., Inc.	134,452
850		May Department Stores Co.	23,902
3,850		McDonald’s Corp.	118,349
400		Nordstrom, Inc.	17,500
1,450	@	Office Depot, Inc.	23,780
800		RadioShack Corp.	25,256
2,020		Staples, Inc.	64,458
1,210	@	Starbucks Corp.	68,075
2,750		Target Corp.	140,855
1,460		TJX Cos., Inc.	34,368
650	@	Toys R US, Inc.	12,571
13,050		Wal-Mart Stores, Inc.	679,382
4,250		Walgreen Co.	162,265
470		Wendy’s Intl., Inc.	16,765
850		Yum! Brands, Inc.	38,590
			2,559,042
		Savings and Loans: 0.0%
460		Golden West Financial Corp.	54,850
400		Sovereign Bancorp, Inc.	8,740
2,770		Washington Mutual, Inc.	112,767
			176,357
		Semiconductors: 0.2%
1,630	@	Altera Corp.	36,968
1,130		Analog Devices, Inc.	41,754
5,120	@	Applied Materials, Inc.	85,197
19,810		Intel Corp.	442,753
600	@	KLA-Tencor Corp.	27,036
930		Linear Technology Corp.	35,489
400		Maxim Integrated Products, Inc.	16,384
1,200	@	National Semiconductor Corp.	18,552
2,100		Texas Instruments, Inc.	50,778
			754,911
		Software: 0.5%
730		Adobe Systems, Inc.	44,209
560		Autodesk, Inc.	36,630

See Accompanying Notes to Financial Statements

68

Shares			Value
		Software (continued)
1,890		Automatic Data Processing, Inc.	$86,052
1,120	@	BMC Software, Inc.	20,810
670	@	Citrix Systems, Inc.	15,819
1,770		Computer Associates Intl., Inc.	54,038
1,700	@	Compuware Corp.	9,809
360	@	Electronic Arts, Inc.	17,604
2,609		First Data Corp.	107,204
600	@	Fiserv, Inc.	23,106
650		IMS Health, Inc.	14,671
560	@	Intuit, Inc.	23,430
33,140		Microsoft Corp.	888,482
1,900	@	Novell, Inc.	11,590
27,050	@	Oracle Corp.	342,453
900	@	PeopleSoft, Inc.	21,249
2,340	@	Siebel Systems, Inc.	23,587
1,230	@	Veritas Software Corp.	26,937
			1,767,680
		Telecommunications: 0.5%
1,360		Alltel Corp.	77,098
942		AT&T Corp.	17,239
1,200	@	Avaya, Inc.	19,704
5,660		BellSouth Corp.	151,801
570		CenturyTel, Inc.	18,764
20,910	@	Cisco Systems, Inc.	391,227
950		Citizens Communications Co.	13,585
800	@	Comverse Technology, Inc.	17,016
4,400	@	Corning, Inc.	55,352
12,700	@	Lucent Technologies, Inc.	49,911
9,650		Motorola, Inc.	185,859
3,350	@	Nextel Communications, Inc.	95,341
4,800		Qualcomm, Inc.	199,776
5,750	@	Qwest Communications Intl., Inc.	23,000
10,230		SBC Communications, Inc.	257,489
620		Scientific-Atlanta, Inc.	18,364
4,450		Sprint Corp.	101,505
1,590	@	Tellabs, Inc.	13,595
8,510		Verizon Communications, Inc.	350,867
			2,057,493
		Textiles: 0.0%
500		Cintas Corp.	22,360
			22,360
		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	15,224
1,300		Mattel, Inc.	24,635
			39,859
		Transportation: 0.2%
1,060		Burlington Northern Santa Fe Corp.	47,742
700		CSX Corp.	26,691
1,260		FedEx Corp.	119,738
1,650		Norfolk Southern Corp.	56,645
310		Ryder System, Inc.	16,628
300		Union Pacific Corp.	19,032
3,480		United Parcel Service, Inc.	292,842
			579,318
		Total Common Stock (Cost $26,726,675)	34,672,301

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.8%
	Federal Home Loan Mortgage Corporation: 4.9%
$20,000,000	3.390%, due 01/26/07	$18,619,900
		18,619,900
	Federal National Mortgage Association: 72.9%
13,653,000	3.520%, due 01/15/07 STRIP	12,686,204
285,000,000	3.510%, due 01/31/07	264,466,889
		277,153,093
	Other: 1.0%
4,000,000	Financing Corp. FICO STRIP, 3.340%, due 12/06/06	3,743,824
		3,743,824
	Total U.S. Government Agency Obligations (Cost $291,008,812)	299,516,817
U.S. TREASURY OBLIGATIONS: 10.4%
	U.S. Treasury STRIP: 10.4%
41,907,000	3.020%, due 11/15/06	39,536,405
	Total U.S. Treasury Obligations (Cost $39,604,864)	39,536,405
OTHER BONDS: 1.4%
	Sovereign: 1.4%
5,827,000	Israel Trust, 3.480%, due 11/15/06	5,449,976
	Total Other Bonds (Cost $5,336,757)	5,449,976
	Total Long-Term Investments (Cost $362,677,108)	379,175,499

See Accompanying Notes to Financial Statements

69

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
$2,521,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $2,521,144 to be received upon repurchase (Collateralized by $2,431,000 Federal Home Loan Mortgage Corporation, 5.500%, Market Value plus accrued interest $2,572,302, due 07/15/06)	$2,521,000
	Total Short-Term Investments (Cost $2,521,000)	2,521,000

Total Investments In Securities (Cost $365,198,108)*	100.4%	$381,696,499
Other Assets and Liabilities-Net	(0.4)	(1,604,745)

Net Assets	100.0%	$380,091,754

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $368,234,705. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,826,010
Gross Unrealized Depreciation	(364,216)

Net Unrealized Appreciation	$13,461,794

See Accompanying Notes to Financial Statements

70

ING PRINCIPAL PROTECTION FUND III

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 15.1%
		Advertising: 0.0%
1,450	@	Interpublic Group of Cos., Inc.	$17,995
700		Omnicom Group, Inc.	56,700
			74,695
		Aerospace/Defense: 0.3%
5,600		Boeing Co.	299,992
1,350		General Dynamics Corp.	146,286
450		Goodrich Corp.	14,288
1,800		Lockheed Martin Corp.	109,512
1,500		Northrop Grumman Corp.	84,495
3,200		Raytheon Co.	129,088
300		Rockwell Collins, Inc.	11,958
2,080		United Technologies Corp.	202,966
			998,585
		Agriculture: 0.2%
8,150		Altria Group, Inc.	468,543
2,000		Archer-Daniels-Midland Co.	42,400
900		Monsanto Co.	41,418
500		Reynolds American, Inc.	37,815
950		UST, Inc.	41,829
			632,005
		Apparel: 0.1%
1,300	@	Coach, Inc.	64,792
620		Jones Apparel Group, Inc.	22,029
370		Liz Claiborne, Inc.	15,196
1,900		Nike, Inc.	160,853
250		Reebok Intl. Ltd.	9,720
550		VF Corp.	29,695
			302,285
		Auto Manufacturers: 0.1%
13,060		Ford Motor Co.	185,191
2,400		General Motors Corp.	92,616
1,160		PACCAR, Inc.	90,596
			368,403
		Auto Parts and Equipment: 0.0%
650		Dana Corp.	10,628
600		Johnson Controls, Inc.	36,840
			47,468
		Banks: 1.0%
1,250		AmSouth Bancorporation	32,413
16,196		Bank of America Corp.	749,388
2,350		BB&T Corp.	99,758
900		Comerica, Inc.	55,350
750		Fifth Third Bancorp	37,770
450		First Horizon National Corp.	19,665
650		Huntington Bancshares, Inc.	15,769
2,350		KeyCorp	78,232
350		M & T Bank Corp.	36,894
750		Marshall & Ilsley Corp.	31,268
1,400		Mellon Financial Corp.	40,908
3,750		National City Corp.	139,049
600		North Fork Bancorporation, Inc.	17,280
700		Northern Trust Corp.	32,928
1,150		PNC Financial Services Group, Inc.	62,560
1,493		Regions Financial Corp.	52,240
550		State Street Corp.	24,508
1,500		SunTrust Banks, Inc.	106,950
400		Synovus Financial Corp.	10,800
1,000		The Bank of New York Co., Inc.	32,910
7,750		U.S. Bancorp	229,632
8,634		Wachovia Corp.	446,809
6,700		Wells Fargo & Co.	413,858
250		Zions Bancorporation	16,625
			2,783,564
		Beverages: 0.3%
3,300		Anheuser-Busch Cos., Inc.	165,297
400		Brown-Forman Corp.	19,208
9,500		Coca-Cola Co.	373,445
1,400		Coca-Cola Enterprises, Inc.	29,120
800		Pepsi Bottling Group, Inc.	22,416
6,600		PepsiCo, Inc.	329,406
			938,892
		Biotechnology: 0.2%
4,926	@	Amgen, Inc.	295,757
1,400	@	Biogen Idec, Inc.	82,152
950	@	Genzyme Corp.	53,210
750	@	MedImmune, Inc.	19,950
250	@	Millipore Corp.	12,180
			463,249
		Building Materials: 0.0%
900	@	American Standard Cos., Inc.	35,046
1,700		Masco Corp.	59,959
500		Vulcan Materials Co.	25,925
			120,930
		Chemicals: 0.3%
1,000		Air Products & Chemicals, Inc.	57,250
150		Ashland, Inc.	8,873
3,950		Dow Chemical Co.	199,356
4,100		E.I. du Pont de Nemours & Co.	185,811
350		Eastman Chemical Co.	19,033
350		Ecolab, Inc.	12,243
640		Engelhard Corp.	19,130
300		International Flavors & Fragrances, Inc.	12,150
1,250		PPG Industries, Inc.	84,338
1,450		Praxair, Inc.	65,105
900		Rohm & Haas Co.	39,681
1,000		Sherwin-Williams Co.	44,600
250		Sigma-Aldrich Corp.	14,933
			762,503
		Commercial Services: 0.1%
800	@	Apollo Group, Inc.	63,759
4,350		Cendant Corp.	98,614
60		Deluxe Corp.	2,372
600		Equifax, Inc.	16,572
1,210		H&R Block, Inc.	57,717
950		McKesson Corp.	28,073
450		Moody’s Corp.	36,338
1,150		Paychex, Inc.	38,134
650		R.R. Donnelley & Sons Co.	22,555
650		Robert Half Intl., Inc.	17,570
			381,704
		Computers: 0.8%
450	@	Affiliated Computer Services, Inc.	26,631
2,800	@	Apple Computer, Inc.	187,740
600	@	Computer Sciences Corp.	32,460
13,150	@	Dell, Inc.	532,837
1,650		Electronic Data Systems Corp.	37,043
10,000	@	EMC Corp.	134,200
1,300	@	Gateway, Inc.	8,853
12,500		Hewlett-Packard Co.	250,000
9,000		International Business Machines Corp.	848,159
480	@	Lexmark Intl., Inc.	40,752
300	@	NCR Corp.	17,919

See Accompanying Notes to Financial Statements

71

Shares			Value
		Computers (continued)
1,150	@	Network Appliance, Inc.	$34,684
23,800	@	Sun Microsystems, Inc.	132,090
1,200	@	Sungard Data Systems, Inc.	31,812
1,250	@	Unisys Corp.	14,363
			2,329,543
		Cosmetics/Personal Care: 0.5%
375		Alberto-Culver Co.	17,363
1,950		Avon Products, Inc.	73,203
2,200		Colgate-Palmolive Co.	101,178
7,000		Gillette Co.	304,430
2,600		Kimberly-Clark Corp.	165,386
16,900		Procter & Gamble Co.	903,812
			1,565,372
		Distribution/Wholesale: 0.0%
650		Genuine Parts Co.	28,217
500		W.W. Grainger, Inc.	30,930
			59,147
		Diversified Financial Services: 1.2%
5,250		American Express Co.	292,477
400		Bear Stearns Cos., Inc.	39,032
980		Capital One Financial Corp.	77,008
1,150		CIT Group, Inc.	49,163
20,600		Citigroup, Inc.	921,849
3,998		Countrywide Financial Corp.	132,774
1,150	@	E*TRADE Financial Corp.	15,939
4,010		Fannie Mae	275,486
150		Federated Investors, Inc.	4,413
1,050		Franklin Resources, Inc.	68,912
2,830		Freddie Mac	193,176
2,000		Goldman Sachs Group, Inc.	209,520
5,892		J.P. Morgan Chase & Co.	221,834
400		Janus Capital Group, Inc.	6,620
1,150		Lehman Brothers Holdings, Inc.	96,347
5,225		MBNA Corp.	138,776
3,900		Merrill Lynch & Co., Inc.	217,269
1,800		Morgan Stanley	91,350
1,350	@	Providian Financial Corp.	21,668
1,800		SLM Corp.	92,106
			3,165,719
		Electric: 0.4%
3,370	@	AES Corp.	41,249
250		Ameren Corp.	12,105
1,300		American Electric Power Co., Inc.	44,421
600		Cinergy Corp.	24,834
750		Consolidated Edison, Inc.	32,888
650		Constellation Energy Group, Inc.	28,405
500		Dominion Resources, Inc.	32,735
550		DTE Energy Co.	24,134
5,150		Duke Energy Corp.	130,191
1,690		Edison Intl	53,911
950		Entergy Corp.	61,579
2,700		Exelon Corp.	112,617
1,050		FirstEnergy Corp.	44,342
600		FPL Group, Inc.	42,198
1,320	@	PG&E Corp.	43,903
400		Pinnacle West Capital Corp.	17,680
950		PPL Corp.	49,353
1,000		Public Service Enterprise Group, Inc.	43,990
3,000		Southern Co.	98,370
1,600		TXU Corp.	100,512
1,250		Xcel Energy, Inc.	22,575
			1,061,992
		Electrical Components and Equipment: 0.1%
2,300		Emerson Electric Co.	153,686
			153,686
		Electronics: 0.1%
1,850	@	Agilent Technologies, Inc.	42,346
1,000		Applera Corp.— Applied Biosystems Group	20,500
500	@	Fisher Scientific Intl	28,270
900	@	Jabil Circuit, Inc.	22,554
400		Parker Hannifin Corp.	29,920
700		PerkinElmer, Inc.	14,931
1,500	@	Sanmina-SCI Corp.	13,245
2,950	@	Solectron Corp.	18,438
200		Tektronix, Inc.	6,274
500	@	Thermo Electron Corp.	15,125
550	@	Waters Corp.	25,663
			237,266
		Engineering and Construction: 0.0%
300		Fluor Corp.	15,570
			15,570
		Entertainment: 0.0%
1,100		International Game Technology	38,885
			38,885
		Environmental Control: 0.0%
2,450		Waste Management, Inc.	73,035
			73,035
		Food: 0.2%
1,550		Albertson’s, Inc.	39,215
650		Campbell Soup Co.	18,545
1,700		ConAgra Foods, Inc.	45,985
1,600		General Mills, Inc.	72,784
1,100		H.J. Heinz Co.	40,876
800		Hershey Foods Corp.	41,440
1,700		Kellogg Co.	74,290
1,150	@	Kroger Co.	18,607
500		McCormick & Co., Inc.	18,225
3,350		Sara Lee Corp.	78,658
950		SUPERVALU, Inc.	30,011
1,300		Wm. Wrigley Jr. Co.	89,439
			568,075
		Forest Products and Paper: 0.1%
1,140		Georgia-Pacific Corp.	41,735
2,050		International Paper Co.	85,116
520		Louisiana-Pacific Corp.	12,724
800		MeadWestvaco Corp.	26,920
600		Plum Creek Timber Co., Inc.	22,200
300		Temple-Inland, Inc.	17,877
1,500		Weyerhaeuser Co.	99,001
			305,573
		Gas: 0.0%
500		KeySpan Corp.	19,760
950		Sempra Energy	35,131
			54,891

See Accompanying Notes to Financial Statements

72

Shares			Value
		Hand/Machine Tools: 0.0%
420		Black & Decker Corp.	$35,317
250		Snap-On, Inc.	7,903
350		Stanley Works	16,366
			59,586
		Healthcare — Products: 0.6%
250		Bausch & Lomb, Inc.	14,720
2,550		Baxter Intl., Inc.	80,708
1,280		Becton Dickinson & Co.	70,118
750		Biomet, Inc.	35,903
3,550	@	Boston Scientific Corp.	123,576
400		C.R. Bard, Inc.	23,964
1,330		Guidant Corp.	86,224
15,950		Johnson & Johnson	962,103
4,700		Medtronic, Inc.	225,835
1,600	@	St. Jude Medical, Inc.	61,024
500		Stryker Corp.	21,995
1,050	@	Zimmer Holdings, Inc.	85,680
			1,791,850
		Healthcare — Services: 0.3%
1,080		Aetna, Inc.	127,991
900	@	Humana, Inc.	22,338
450	@	Laboratory Corp. Of America Holdings	21,578
400		Manor Care, Inc.	13,780
150		Quest Diagnostics, Inc.	14,063
4,450		UnitedHealth Group, Inc.	368,682
1,120	@	WellPoint Health Networks, Inc.	140,112
980	@	WellPoint, Inc.	99,303
			807,847
		Home Builders: 0.0%
490		Centex Corp.	25,710
			25,710
		Home Furnishings: 0.0%
550		Leggett & Platt, Inc.	16,418
300		Whirlpool Corp.	19,365
			35,783
		Household Products/Wares: 0.0%
400		Avery Dennison Corp.	23,464
1,210		Clorox Co.	66,695
550		Fortune Brands, Inc.	43,164
			133,323
		Housewares: 0.0%
900		Newell Rubbermaid, Inc.	20,772
			20,772
		Insurance: 0.9%
1,200	@@	ACE Ltd.	48,504
2,100		AFLAC, Inc.	79,002
3,850		Allstate Corp.	194,424
400		AMBAC Financial Group, Inc.	32,532
17,650		American International Group, Inc.	1,118,127
1,000		AON Corp.	21,120
1,350		Chubb Corp.	102,883
770		CIGNA Corp.	53,915
577		Cincinnati Financial Corp.	25,850
1,250		Hartford Financial Services Group, Inc.	80,000
450		Jefferson-Pilot Corp.	22,136
950		Lincoln National Corp.	43,719
850		Loews Corp.	59,424
1,650		Marsh & McLennan Cos., Inc.	47,174
450		MBIA, Inc.	26,982
4,150		MetLife, Inc.	161,849
400		MGIC Investment Corp.	27,200
1,000		Principal Financial Group	37,680
850		Progressive Corp.	77,342
3,700		Prudential Financial, Inc.	181,114
700		Safeco Corp.	33,929
350		Torchmark Corp.	19,219
1,050		UnumProvident Corp.	16,349
400	@@	XL Capital Ltd.	30,144
			2,540,618
		Internet: 0.2%
2,600	@	eBay, Inc.	292,370
2,150	@	Symantec Corp.	137,192
5,650	@	Yahoo!, Inc.	212,553
			642,115
		Iron/Steel: 0.0%
600		Nucor Corp.	31,740
850		United States Steel Corp.	44,506
			76,246
		Leisure Time: 0.1%
330		Brunswick Corp.	16,111
2,650		Carnival Corp.	140,476
1,250		Harley-Davidson, Inc.	72,275
550		Sabre Holdings Corp.	12,694
			241,556
		Lodging: 0.0%
450		Harrah’s Entertainment, Inc.	27,630
1,400		Hilton Hotels Corp.	28,924
700		Marriott Intl., Inc.	39,795
600		Starwood Hotels & Resorts Worldwide, Inc.	31,374
			127,723
		Machinery — Construction and Mining: 0.0%
450		Caterpillar, Inc.	41,198
			41,198
		Machinery — Diversified: 0.0%
200		Cummins, Inc.	15,924
1,050		Deere & Co.	75,317
600		Rockwell Automation, Inc.	28,380
			119,621
		Media: 0.4%
900		Clear Channel Communications, Inc.	30,312
9,300	@	Comcast Corp.	279,372
1,100		Gannett Co., Inc.	90,739
100		Knight-Ridder, Inc.	6,809
1,050		McGraw-Hill Cos., Inc.	92,117
230		Meredith Corp.	12,126
450		New York Times Co.	18,450
17,850	@	Time Warner, Inc.	316,123
400		Tribune Co.	17,348
400	@	Univision Communications, Inc.	12,040
2,900		Viacom, Inc.	100,630
8,500		Walt Disney Co.	228,480
			1,204,546
		Mining: 0.0%
550		Phelps Dodge Corp.	53,422
			53,422

See Accompanying Notes to Financial Statements

73

Shares			Value
		Miscellaneous Manufacturing: 0.9%
3,150		3M Co.	$250,708
300		Cooper Industries Ltd.	19,893
1,000		Danaher Corp.	56,880
800		Dover Corp.	32,360
1,110		Eastman Kodak Co.	36,308
550		Eaton Corp.	37,070
41,400		General Electric Co.	1,463,903
3,600		Honeywell International, Inc.	127,188
1,250		Illinois Tool Works, Inc.	117,788
550	@@	Ingersoll-Rand Co.	40,931
330		ITT Industries, Inc.	28,090
400		Pall Corp.	10,836
530		Textron, Inc.	38,489
8,300	@@	Tyco Intl. Ltd.	281,950
			2,542,394
		Office/Business Equipment: 0.0%
850		Pitney Bowes, Inc.	37,205
3,600	@	Xerox Corp.	55,152
			92,357
		Oil and Gas: 1.3%
320		Amerada Hess Corp.	28,432
1,300		Anadarko Petroleum Corp.	90,480
1,318		Apache Corp.	71,251
2,750		Burlington Resources, Inc.	127,628
13,200		ChevronTexaco Corp.	720,720
3,368		ConocoPhillips	306,454
2,900		Devon Energy Corp.	120,118
400		EOG Resources, Inc.	30,028
31,500		Exxon Mobil Corp.	1,614,374
450		Kerr-McGee Corp.	28,004
1,300		Marathon Oil Corp.	51,272
150	@,@@	Nabors Industries Ltd.	7,800
400	@	Noble Corp.	19,380
1,630		Occidental Petroleum Corp.	98,142
450		Sunoco, Inc.	37,152
1,100	@	Transocean, Inc.	44,297
1,150		Unocal Corp.	52,946
1,800		Valero Energy Corp.	84,222
			3,532,700
		Oil and Gas Services: 0.0%
1,050		Baker Hughes, Inc.	46,547
550		BJ Services Co.	27,869
1,600		Halliburton Co.	66,159
			140,575
		Packaging and Containers: 0.0%
340		Ball Corp.	15,208
500		Bemis Co.	13,920
800	@	Pactiv Corp.	19,880
300	@	Sealed Air Corp.	15,423
			64,431
		Pharmaceuticals: 0.8%
6,100		Abbott Laboratories	255,955
400		Allergan, Inc.	29,400
400		AmerisourceBergen Corp.	23,576
8,050		Bristol-Myers Squibb Co.	189,175
1,750		Cardinal Health, Inc.	91,490
3,200	@	Caremark Rx, Inc.	114,432
1,800		Eli Lilly & Co.	95,994
300	@	Express Scripts, Inc.	21,588
1,550	@	Forest Laboratories, Inc.	60,404
1,400	@	Gilead Sciences, Inc.	48,244
650	@	Hospira, Inc.	20,950
650	@	King Pharmaceuticals, Inc.	8,093
1,182	@	Medco Health Solutions, Inc.	44,585
9,100		Merck & Co., Inc.	254,981
29,630		Pfizer, Inc.	822,824
6,150		Schering-Plough Corp.	109,778
5,550		Wyeth	221,279
			2,412,748
		Pipelines: 0.0%
1,750		El Paso Corp.	18,270
150		Kinder Morgan, Inc.	10,395
1,800		Williams Cos., Inc.	30,006
			58,671
		Real Estate Investment Trusts: 0.0%
500		Equity Office Properties Trust	13,725
550		ProLogis	22,127
650		Simon Property Group, Inc.	40,352
			76,204
		Retail: 1.2%
900	@	Bed Bath & Beyond, Inc.	35,935
1,350		Best Buy Co., Inc.	76,113
850		Circuit City Stores, Inc.	13,252
3,300		Costco Wholesale Corp.	160,380
1,650		CVS Corp.	74,861
850		Darden Restaurants, Inc.	23,171
700		Federated Department Stores, Inc.	38,360
5,000		Gap, Inc.	109,250
14,790		Home Depot, Inc.	617,482
2,000		J.C. Penney Co., Inc. Holding Co.	77,200
550	@	Kohl’s Corp.	25,388
2,690		Limited Brands, Inc.	65,744
3,230		Lowe’s Cos., Inc.	178,716
1,000		May Department Stores Co.	28,120
5,200		McDonald’s Corp.	159,848
400		Nordstrom, Inc.	17,500
1,510	@	Office Depot, Inc.	24,764
790		RadioShack Corp.	24,940
2,800		Staples, Inc.	89,348
1,600	@	Starbucks Corp.	90,016
3,750		Target Corp.	192,075
1,600		TJX Cos., Inc.	37,664
750	@	Toys R US, Inc.	14,505
16,600		Wal-Mart Stores, Inc.	864,195
5,800		Walgreen Co.	221,443
650		Wendy’s Intl., Inc.	23,186
1,100		Yum! Brands, Inc.	49,940
			3,333,396
		Savings and Loans: 0.1%
520		Golden West Financial Corp.	62,005
550		Sovereign Bancorp, Inc.	12,018
3,650		Washington Mutual, Inc.	148,591
			222,614
		Semiconductors: 0.3%
1,500	@	Altera Corp.	34,020
1,600		Analog Devices, Inc.	59,120
7,050	@	Applied Materials, Inc.	117,312
25,600		Intel Corp.	572,160
600	@	KLA-Tencor Corp.	27,036
950		Linear Technology Corp.	36,252
450		Maxim Integrated Products, Inc.	18,432
1,250	@	National Semiconductor Corp.	19,325
2,200		Texas Instruments, Inc.	53,196
			936,853
		Software: 0.8%
900		Adobe Systems, Inc.	54,504
600		Autodesk, Inc.	39,246

See Accompanying Notes to Financial Statements

74

Shares			Value
		Software (continued)
2,400		Automatic Data Processing, Inc.	$109,272
1,180	@	BMC Software, Inc.	21,924
450	@	Citrix Systems, Inc.	10,625
2,450		Computer Associates Intl., Inc.	74,799
1,950	@	Compuware Corp.	11,252
520	@	Electronic Arts, Inc.	25,428
3,557		First Data Corp.	146,157
750	@	Fiserv, Inc.	28,883
1,150		IMS Health, Inc.	25,956
750	@	Intuit, Inc.	31,380
42,550		Microsoft Corp.	1,140,765
1,000	@	Novell, Inc.	6,100
34,500	@	Oracle Corp.	436,769
1,300	@	PeopleSoft, Inc.	30,693
1,800	@	Siebel Systems, Inc.	18,144
1,650	@	Veritas Software Corp.	36,135
			2,248,032
		Telecommunications: 1.0%
1,700		Alltel Corp.	96,373
1,240		AT&T Corp.	22,692
1,450	@	Avaya, Inc.	23,809
7,550		BellSouth Corp.	202,491
400		CenturyTel, Inc.	13,168
26,550	@	Cisco Systems, Inc.	496,750
1,300		Citizens Communications Co.	18,590
600	@	Comverse Technology, Inc.	12,762
5,950	@	Corning, Inc.	74,851
17,500	@	Lucent Technologies, Inc.	68,775
13,250		Motorola, Inc.	255,195
4,650	@	Nextel Communications, Inc.	132,339
6,400		Qualcomm, Inc.	266,368
6,000	@	Qwest Communications Intl., Inc.	24,000
12,950		SBC Communications, Inc.	325,951
850		Scientific-Atlanta, Inc.	25,177
6,100		Sprint Corp.	139,141
1,450	@	Tellabs, Inc.	12,398
10,950		Verizon Communications, Inc.	451,468
			2,662,298
		Textiles: 0.0%
550		Cintas Corp.	24,596
			24,596
		Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	9,515
1,700		Mattel, Inc.	32,215
			41,730
		Transportation: 0.2%
1,550		Burlington Northern Santa Fe Corp.	69,812
700		CSX Corp.	26,691
1,650		FedEx Corp.	156,800
1,700		Norfolk Southern Corp.	58,361
350		Ryder System, Inc.	18,774
300		Union Pacific Corp.	19,032
4,400		United Parcel Service, Inc.	370,260
			719,730
		Total Common Stock (Cost $35,730,906)	44,534,282

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.9%
	Federal National Mortgage Association: 54.9%
$177,000,000	3.640%, due 06/05/07	$161,813,401
	Total U.S. Government Agency Obligations (Cost $157,250,485)	161,813,401
U.S. TREASURY OBLIGATIONS: 29.6%
	U.S. Treasury STRIP: 29.6%
15,800,000	3.140%, due 05/15/07	14,636,298
78,591,000	3.190%, due 05/15/07	72,767,407
	Total U.S. Treasury Obligations (Cost $85,290,546)	87,403,705
	Total Long-Term Investments (Cost $278,271,937)	293,751,388
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
2,477,000	Goldman Sachs Repurchase Agreement dated 11/30/04, 2.060%, due 12/01/04, $2,477,141 to be received upon repurchase (Collateralized by $2,388,000.00 Federal Home Loan Mortgage Corporation, 5.500%, Market Value plus accrued interest $2,526,802, due 07/15/06)	2,477,000
	Total Short-Term Investments (Cost $2,477,000)	2,477,000

Total Investments In Securities (Cost $280,748,937)*	100.4%	$296,228,388
Other Assets and Liabilities-Net	(0.4)	(1,209,190)

Net Assets	100.0%	$295,019,198

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $283,343,588. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,325,275
Gross Unrealized Depreciation	(440,475)

Net Unrealized Appreciation	$12,884,800

See Accompanying Notes to Financial Statements

75

ING PRINCIPAL PROTECTION FUND IV

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 35.2%
		Advertising: 0.1%
6,750	@	Interpublic Group of Cos., Inc.	$83,768
2,900		Omnicom Group, Inc.	234,900
			318,668
		Aerospace/Defense: 0.8%
25,050		Boeing Co.	1,341,928
6,100		General Dynamics Corp.	660,996
2,900		Goodrich Corp.	92,075
8,300		Lockheed Martin Corp.	504,972
5,950		Northrop Grumman Corp.	335,164
14,550		Raytheon Co.	586,947
2,800		Rockwell Collins, Inc.	111,608
9,460		United Technologies Corp.	923,107
			4,556,797
		Agriculture: 0.5%
36,150		Altria Group, Inc.	2,078,263
11,100		Archer-Daniels-Midland Co.	235,320
4,250		Monsanto Co.	195,585
2,750		Reynolds American, Inc.	207,983
5,600		UST, Inc.	246,568
			2,963,719
		Apparel: 0.2%
5,800	@	Coach, Inc.	289,072
3,170		Jones Apparel Group, Inc.	112,630
2,780		Liz Claiborne, Inc.	114,175
8,400		Nike, Inc.	711,144
700		Reebok Intl. Ltd.	27,216
2,600		VF Corp.	140,374
			1,394,611
		Auto Manufacturers: 0.3%
57,120		Ford Motor Co.	809,961
10,150		General Motors Corp.	391,689
5,095		PACCAR, Inc.	397,920
			1,599,570
		Auto Parts and Equipment: 0.1%
3,650		Dana Corp.	59,678
5,650	@	Goodyear Tire & Rubber Co.	71,303
2,800		Johnson Controls, Inc.	171,920
			302,901
		Banks: 2.2%
5,650		AmSouth Bancorporation	146,505
71,844		Bank of America Corp.	3,324,221
10,400		BB&T Corp.	441,480
3,450		Comerica, Inc.	212,175
4,000		Fifth Third Bancorp	201,440
2,250		First Horizon National Corp.	98,325
4,300		Huntington Bancshares, Inc.	104,318
9,200		KeyCorp	306,268
1,800		M & T Bank Corp.	189,738
3,150		Marshall & Ilsley Corp.	131,324
7,300		Mellon Financial Corp.	213,306
16,550		National City Corp.	613,674
3,225		North Fork Bancorporation, Inc.	92,880
4,000		Northern Trust Corp.	188,160
4,250		PNC Financial Services Group, Inc.	231,200
6,747		Regions Financial Corp.	236,078
2,000		State Street Corp.	89,120
6,650		SunTrust Banks, Inc.	474,145
2,150		Synovus Financial Corp.	58,050
4,800		The Bank of New York Co., Inc.	157,968
32,750		U.S. Bancorp	970,383
38,289		Wachovia Corp.	1,981,455
29,800		Wells Fargo & Co.	1,840,745
1,450		Zions Bancorporation	96,425
			12,399,383
		Beverages: 0.8%
800		Adolph Coors Co.	59,920
15,100		Anheuser-Busch Cos., Inc.	756,359
1,800		Brown-Forman Corp.	86,436
42,650		Coca-Cola Co.	1,676,571
7,950		Coca-Cola Enterprises, Inc.	165,360
4,650		Pepsi Bottling Group, Inc.	130,293
29,950		PepsiCo, Inc.	1,494,805
			4,369,744
		Biotechnology: 0.4%
22,150	@	Amgen, Inc.	1,329,886
5,700	@	Biogen Idec, Inc.	334,476
4,150	@	Genzyme Corp.	232,442
4,100	@	MedImmune, Inc.	109,060
50	@	Millipore Corp.	2,436
			2,008,300
		Building Materials: 0.1%
3,050	@	American Standard Cos., Inc.	118,767
8,500		Masco Corp.	299,795
1,800		Vulcan Materials Co.	93,330
			511,892
		Chemicals: 0.6%
3,950		Air Products & Chemicals, Inc.	226,138
1,600		Ashland, Inc.	94,640
18,800		Dow Chemical Co.	948,835
19,750		E.I. du Pont de Nemours & Co.	895,070
1,800		Eastman Chemical Co.	97,884
1,900		Ecolab, Inc.	66,462
2,950		Engelhard Corp.	88,176
1,200		International Flavors & Fragrances, Inc.	48,600
4,600		PPG Industries, Inc.	310,362
5,300		Praxair, Inc.	237,970
4,100		Rohm & Haas Co.	180,769
4,350		Sherwin-Williams Co.	194,010
1,200		Sigma-Aldrich Corp.	71,676
			3,460,592
		Commercial Services: 0.3%
3,250	@	Apollo Group, Inc.	259,025
19,550		Cendant Corp.	443,198
820		Deluxe Corp.	32,423
2,300		Equifax, Inc.	63,526
3,180		H&R Block, Inc.	151,686
5,850		McKesson Corp.	172,868
2,200		Moody’s Corp.	177,650
5,450		Paychex, Inc.	180,722
3,000		R.R. Donnelley & Sons Co.	104,100
2,300		Robert Half Intl., Inc.	62,169
			1,647,367
		Computers: 1.8%
2,300	@	Affiliated Computer Services, Inc.	136,114
12,600	@	Apple Computer, Inc.	844,830
2,750	@	Computer Sciences Corp.	148,775
59,100	@	Dell, Inc.	2,394,731
9,150		Electronic Data Systems Corp.	205,418
45,400	@	EMC Corp.	609,268
7,100	@	Gateway, Inc.	48,351
55,700		Hewlett-Packard Co.	1,114,000

See Accompanying Notes to Financial Statements

76

Shares			Value
		Computers (continued)
39,900		International Business Machines Corp.	$3,760,175
2,450	@	Lexmark Intl., Inc.	208,005
1,750	@	NCR Corp.	104,528
5,750	@	Network Appliance, Inc.	173,420
98,200	@	Sun Microsystems, Inc.	545,010
4,800	@	Sungard Data Systems, Inc.	127,248
5,300	@	Unisys Corp.	60,897
			10,480,770
		Cosmetics/Personal Care: 1.2%
1,575		Alberto-Culver Co.	72,923
7,150		Avon Products, Inc.	268,411
9,950		Colgate-Palmolive Co.	457,601
30,150		Gillette Co.	1,311,223
12,250		Kimberly-Clark Corp.	779,223
76,400		Procter & Gamble Co.	4,085,871
			6,975,252
		Distribution/Wholesale: 0.0%
2,500		Genuine Parts Co.	108,525
2,500		W.W. Grainger, Inc.	154,650
			263,175
		Diversified Financial Services: 2.5%
23,450		American Express Co.	1,306,399
1,500		Bear Stearns Cos., Inc.	146,370
3,630		Capital One Financial Corp.	285,245
4,400		CIT Group, Inc.	188,100
91,600		Citigroup, Inc.	4,099,099
18,248		Countrywide Financial Corp.	606,016
5,050	@	E*TRADE Financial Corp.	69,993
17,900		Fannie Mae	1,229,729
1,850		Federated Investors, Inc.	54,427
4,400		Franklin Resources, Inc.	288,772
12,750		Freddie Mac	870,315
9,050		Goldman Sachs Group, Inc.	948,078
26,450		J.P. Morgan Chase & Co.	995,843
4,700		Janus Capital Group, Inc.	77,785
4,850		Lehman Brothers Holdings, Inc.	406,333
24,000		MBNA Corp.	637,440
17,550		Merrill Lynch & Co., Inc.	977,711
7,700		Morgan Stanley	390,775
6,590	@	Providian Financial Corp.	105,770
6,750		SLM Corp.	345,398
900		T. Rowe Price Group, Inc.	53,244
			14,082,842
		Electric: 0.9%
16,200	@	AES Corp.	198,288
1,250		Ameren Corp.	60,525
6,550		American Electric Power Co., Inc.	223,814
1,300		Cinergy Corp.	53,807
4,450		Consolidated Edison, Inc.	195,133
3,250		Constellation Energy Group, Inc.	142,025
2,300		Dominion Resources, Inc.	150,581
3,200		DTE Energy Co.	140,416
22,750		Duke Energy Corp.	575,119
7,910		Edison Intl	252,329
4,050		Entergy Corp.	262,521
12,300		Exelon Corp.	513,032
5,250		FirstEnergy Corp.	221,708
3,250		FPL Group, Inc.	228,573
7,070	@	PG&E Corp.	235,148
1,950		Pinnacle West Capital Corp.	86,190
4,550		PPL Corp.	236,373
4,300		Public Service Enterprise Group, Inc.	189,157
13,000		Southern Co.	426,270
4,100		TECO Energy, Inc.	61,336
7,500		TXU Corp.	471,150
6,050		Xcel Energy, Inc.	109,263
			5,032,758
		Electrical Components and Equipment: 0.1%
10,850		Emerson Electric Co.	724,997
			724,997
		Electronics: 0.2%
7,800	@	Agilent Technologies, Inc.	178,541
4,400		Applera Corp. — Applied Biosystems Group	90,200
2,200	@	Fisher Scientific Intl.	124,388
5,030	@	Jabil Circuit, Inc.	126,052
1,800		Parker Hannifin Corp.	134,640
3,500		PerkinElmer, Inc.	74,655
7,200	@	Sanmina-SCI Corp.	63,576
14,400	@	Solectron Corp.	90,000
1,050		Tektronix, Inc.	32,939
2,950	@	Thermo Electron Corp.	89,238
3,050	@	Waters Corp.	142,313
			1,146,542
		Engineering and Construction: 0.0%
1,600		Fluor Corp.	83,040
			83,040
		Entertainment: 0.0%
5,550		International Game Technology	196,193
			196,193
		Environmental Control: 0.0%
9,000		Waste Management, Inc.	268,290
			268,290
		Food: 0.4%
6,850		Albertson’s, Inc.	173,305
2,850		Campbell Soup Co.	81,311
8,150		ConAgra Foods, Inc.	220,458
6,800		General Mills, Inc.	309,332
5,350		H.J. Heinz Co.	198,806
4,350		Hershey Foods Corp.	225,330
6,250		Kellogg Co.	273,125
5,100	@	Kroger Co.	82,518
2,900		McCormick & Co., Inc.	105,705
3,100	@	Safeway, Inc.	59,768
14,250		Sara Lee Corp.	334,590
3,600		SUPERVALU, Inc.	113,724
5,100		Wm. Wrigley Jr. Co.	350,879
			2,528,851
		Forest Products and Paper: 0.2%
4,700		Georgia-Pacific Corp.	172,067
8,000		International Paper Co.	332,160
2,500		Louisiana-Pacific Corp.	61,175
4,350		MeadWestvaco Corp.	146,378
3,250		Plum Creek Timber Co., Inc.	120,250
1,100		Temple-Inland, Inc.	65,549
6,250		Weyerhaeuser Co.	412,500
			1,310,079

See Accompanying Notes to Financial Statements

77

Shares			Value
		Gas: 0.1%
3,000		KeySpan Corp.	$118,560
4,500		Sempra Energy	166,410
			284,970
		Hand/Machine Tools: 0.0%
1,950		Black & Decker Corp.	163,976
400		Snap-On, Inc.	12,644
1,800		Stanley Works	84,168
			260,788
		Healthcare — Products: 1.4%
1,150		Bausch & Lomb, Inc.	67,712
10,900		Baxter Intl., Inc.	344,985
6,220		Becton Dickinson & Co.	340,732
4,200		Biomet, Inc.	201,054
15,500	@	Boston Scientific Corp.	539,555
2,400		C.R. Bard, Inc.	143,784
5,670		Guidant Corp.	367,586
70,750		Johnson & Johnson	4,267,639
21,200		Medtronic, Inc.	1,018,660
7,200	@	St. Jude Medical, Inc.	274,608
2,750		Stryker Corp.	120,973
3,850	@	Zimmer Holdings, Inc.	314,160
			8,001,448
		Healthcare — Services: 0.6%
4,500		Aetna, Inc.	533,295
4,200	@	Humana, Inc.	104,244
2,150	@	Laboratory Corp. Of America Holdings	103,093
1,700		Manor Care, Inc.	58,565
700		Quest Diagnostics, Inc.	65,625
19,800		UnitedHealth Group, Inc.	1,640,429
4,970	@	WellPoint Health Networks, Inc.	621,747
4,090	@	WellPoint, Inc.	414,440
			3,541,438
		Home Builders: 0.0%
2,220		Centex Corp.	116,483
			116,483
		Home Furnishings: 0.0%
3,800		Leggett & Platt, Inc.	113,430
1,250		Whirlpool Corp.	80,688
			194,118
		Household Products/Wares: 0.1%
2,100		Avery Dennison Corp.	123,186
4,960		Clorox Co.	273,395
2,750		Fortune Brands, Inc.	215,820
			612,401
		Housewares: 0.0%
5,000		Newell Rubbermaid, Inc.	115,400
			115,400
		Insurance: 2.0%
5,750	@@	ACE Ltd.	232,415
8,800		AFLAC, Inc.	331,056
17,350		Allstate Corp.	876,174
1,800		AMBAC Financial Group, Inc.	146,394
78,300		American International Group, Inc.	4,960,304
5,250		AON Corp.	110,880
6,000		Chubb Corp.	457,260
4,270		CIGNA Corp.	298,985
2,992		Cincinnati Financial Corp.	134,042
4,450		Hartford Financial Services Group, Inc.	284,800
2,250		Jefferson-Pilot Corp.	110,678
4,500		Lincoln National Corp.	207,090
4,400		Loews Corp.	307,604
9,050		Marsh & McLennan Cos., Inc.	258,740
2,700		MBIA, Inc.	161,892
18,650		MetLife, Inc.	727,350
1,850		MGIC Investment Corp.	125,800
4,850		Principal Financial Group	182,748
3,500		Progressive Corp.	318,465
15,450		Prudential Financial, Inc.	756,278
4,100		Safeco Corp.	198,727
2,100		Torchmark Corp.	115,311
5,000		UnumProvident Corp.	77,850
2,450	@@	XL Capital Ltd.	184,632
			11,565,475
		Internet: 0.5%
11,700	@	eBay, Inc.	1,315,665
9,700	@	Symantec Corp.	618,957
25,150	@	Yahoo!, Inc.	946,143
			2,880,765
		Iron/Steel: 0.1%
3,100		Nucor Corp.	163,990
2,750		United States Steel Corp.	143,990
			307,980
		Leisure Time: 0.2%
1,450		Brunswick Corp.	70,789
11,900		Carnival Corp.	630,819
4,400		Harley-Davidson, Inc.	254,408
3,400		Sabre Holdings Corp.	78,472
			1,034,488
		Lodging: 0.1%
1,430		Harrah’s Entertainment, Inc.	87,802
5,600		Hilton Hotels Corp.	115,696
3,800		Marriott Intl., Inc.	216,030
3,500		Starwood Hotels & Resorts Worldwide, Inc.	183,015
			602,543
		Machinery — Construction and Mining: 0.0%
2,350		Caterpillar, Inc.	215,143
			215,143
		Machinery — Diversified: 0.1%
1,200		Cummins, Inc.	95,544
3,950		Deere & Co.	283,334
3,750		Rockwell Automation, Inc.	177,375
			556,253
		Media: 1.0%
4,050		Clear Channel Communications, Inc.	136,404
41,500	@	Comcast Corp.	1,246,659
4,750		Gannett Co., Inc.	391,828
1,150		Knight-Ridder, Inc.	78,304
4,650		McGraw-Hill Cos., Inc.	407,945
1,050		Meredith Corp.	55,356
2,200		New York Times Co.	90,200
80,500	@	Time Warner, Inc.	1,425,654
2,250		Tribune Co.	97,583
2,200	@	Univision Communications, Inc.	66,220

See Accompanying Notes to Financial Statements

78

Shares			Value
		Media (continued)
12,300		Viacom, Inc.	$426,810
38,250		Walt Disney Co.	1,028,160
			5,451,123
		Mining: 0.0%
2,450		Phelps Dodge Corp.	237,969
			237,969
		Miscellaneous Manufacturing: 2.0%
14,450		3M Co.	1,150,075
1,700		Cooper Industries Ltd.	112,727
4,950		Danaher Corp.	281,556
3,150		Dover Corp.	127,418
5,970		Eastman Kodak Co.	195,279
2,200		Eaton Corp.	148,280
186,750		General Electric Co.	6,603,479
15,850		Honeywell Intl., Inc.	559,980
5,550		Illinois Tool Works, Inc.	522,977
2,600	@@	Ingersoll-Rand Co.	193,492
1,350		ITT Industries, Inc.	114,912
1,800		Pall Corp.	48,762
1,930		Textron, Inc.	140,157
35,450	@@	Tyco Intl. Ltd.	1,204,236
			11,403,330
		Office/Business Equipment: 0.1%
4,400		Pitney Bowes, Inc.	192,588
12,800	@	Xerox Corp.	196,096
			388,684
		Oil and Gas: 2.8%
1,560		Amerada Hess Corp.	138,606
5,400		Anadarko Petroleum Corp.	375,840
4,600		Apache Corp.	248,676
11,500		Burlington Resources, Inc.	533,715
58,650		ChevronTexaco Corp.	3,202,289
14,950		ConocoPhillips	1,360,300
14,400		Devon Energy Corp.	596,447
1,700		EOG Resources, Inc.	127,619
141,550		Exxon Mobil Corp.	7,254,437
2,150		Kerr-McGee Corp.	133,795
5,000		Marathon Oil Corp.	197,200
850	@,@@	Nabors Industries Ltd.	44,200
1,850	@	Noble Corp.	89,633
6,890		Occidental Petroleum Corp.	414,847
1,800		Sunoco, Inc.	148,608
4,950	@	Transocean, Inc.	199,337
6,200		Unocal Corp.	285,448
6,200		Valero Energy Corp.	290,098
			15,641,095
		Oil and Gas Services: 0.1%
4,600		Baker Hughes, Inc.	203,918
2,750		BJ Services Co.	139,343
7,200		Halliburton Co.	297,720
			640,981
		Packaging and Containers: 0.1%
2,600		Ball Corp.	116,298
1,400		Bemis Co.	38,976
2,550	@	Pactiv Corp.	63,368
1,400	@	Sealed Air Corp.	71,974
			290,616
		Pharmaceuticals: 1.9%
29,000		Abbott Laboratories	1,216,839
2,250		Allergan, Inc.	165,375
2,050		AmerisourceBergen Corp.	120,827
36,500		Bristol-Myers Squibb Co.	857,750
6,700		Cardinal Health, Inc.	350,276
13,600	@	Caremark Rx, Inc.	486,336
8,000		Eli Lilly & Co.	426,640
1,400	@	Express Scripts, Inc.	100,744
6,050	@	Forest Laboratories, Inc.	235,769
6,800	@	Gilead Sciences, Inc.	234,328
3,200	@	Hospira, Inc.	103,136
5,700	@	King Pharmaceuticals, Inc.	70,965
4,948	@	Medco Health Solutions, Inc.	186,639
41,000		Merck & Co., Inc.	1,148,819
133,070		Pfizer, Inc.	3,695,353
27,550		Schering-Plough Corp.	491,768
25,050		Wyeth	998,744
			10,890,308
		Pipelines: 0.1%
12,850	@	Dynegy, Inc.	72,603
9,500		El Paso Corp.	99,180
750		Kinder Morgan, Inc.	51,975
9,000		Williams Cos., Inc.	150,030
			373,788
		Real Estate Investment Trusts: 0.1%
2,900		Equity Office Properties Trust	79,605
2,750		ProLogis	110,633
3,700		Simon Property Group, Inc.	229,696
			419,934
		Retail: 2.6%
5,550	@	Bed Bath & Beyond, Inc.	221,600
5,000		Best Buy Co., Inc.	281,900
5,950		Circuit City Stores, Inc.	92,761
14,550		Costco Wholesale Corp.	707,130
6,350		CVS Corp.	288,100
3,950		Darden Restaurants, Inc.	107,677
2,650		Federated Department Stores, Inc.	145,220
20,670		Gap, Inc.	451,640
65,640		Home Depot, Inc.	2,740,469
8,850		J.C. Penney Co., Inc. Holding Co.	341,610
2,350	@	Kohl’s Corp.	108,476
11,550		Limited Brands, Inc.	282,282
14,590		Lowe’s Cos., Inc.	807,265
4,250		May Department Stores Co.	119,510
23,100		McDonald’s Corp.	710,094
2,350		Nordstrom, Inc.	102,813
5,500	@	Office Depot, Inc.	90,200
3,840		RadioShack Corp.	121,229
11,620		Staples, Inc.	370,794
7,050	@	Starbucks Corp.	396,633
16,900		Target Corp.	865,618
7,800		TJX Cos., Inc.	183,612
3,950	@	Toys R US, Inc.	76,393
75,100		Wal-Mart Stores, Inc.	3,909,705
25,900		Walgreen Co.	988,861
3,450		Wendy’s Intl., Inc.	123,062
4,250		Yum! Brands, Inc.	192,950
			14,827,604
		Savings and Loans: 0.2%
2,700		Golden West Financial Corp.	321,948
5,500		Sovereign Bancorp, Inc.	120,175
14,150		Washington Mutual, Inc.	576,047
			1,018,170
		Semiconductors: 0.8%
2,450	@	Advanced Micro Devices, Inc.	52,136
5,600	@	Altera Corp.	127,008
6,600		Analog Devices, Inc.	243,870
27,500	@	Applied Materials, Inc.	457,600
113,600		Intel Corp.	2,538,960

See Accompanying Notes to Financial Statements

79

Shares			Value
		Semiconductors (continued)
3,300	@	KLA-Tencor Corp.	$148,698
5,300		Linear Technology Corp.	202,248
2,050		Maxim Integrated Products, Inc.	83,968
6,850	@	National Semiconductor Corp.	105,901
1,800	@	Qlogic Corp.	61,902
12,000		Texas Instruments, Inc.	290,160
			4,312,451
		Software: 1.8%
3,550		Adobe Systems, Inc.	214,988
3,300		Autodesk, Inc.	215,853
9,650		Automatic Data Processing, Inc.	439,365
5,280	@	BMC Software, Inc.	98,102
2,650	@	Citrix Systems, Inc.	62,567
8,850		Computer Associates Intl., Inc.	270,191
10,700	@	Compuware Corp.	61,739
2,200	@	Electronic Arts, Inc.	107,580
16,128		First Data Corp.	662,699
2,750	@	Fiserv, Inc.	105,903
6,550		IMS Health, Inc.	147,834
3,450	@	Intuit, Inc.	144,348
191,000		Microsoft Corp.	5,120,709
7,200	@	Novell, Inc.	43,920
154,750	@	Oracle Corp.	1,959,134
7,300	@	PeopleSoft, Inc.	172,353
8,350	@	Siebel Systems, Inc.	84,168
6,500	@	Veritas Software Corp.	142,350
			10,053,803
		Telecommunications: 2.1%
6,600		Alltel Corp.	374,154
5,540		AT&T Corp.	101,382
8,050	@	Avaya, Inc.	132,181
34,350		BellSouth Corp.	921,267
3,250		CenturyTel, Inc.	106,990
119,050	@	Cisco Systems, Inc.	2,227,425
5,600		Citizens Communications Co.	80,080
4,800	@	Comverse Technology, Inc.	102,096
20,600	@	Corning, Inc.	259,148
72,550	@	Lucent Technologies, Inc.	285,122
59,050		Motorola, Inc.	1,137,303
18,350	@	Nextel Communications, Inc.	522,241
30,150		Qualcomm, Inc.	1,254,843
28,750	@	Qwest Communications Intl., Inc.	115,000
58,900		SBC Communications, Inc.	1,482,512
3,850		Scientific-Atlanta, Inc.	114,037
25,900		Sprint Corp.	590,779
8,450	@	Tellabs, Inc.	72,248
48,750		Verizon Communications, Inc.	2,009,962
			11,888,770
		Textiles: 0.0%
3,700		Cintas Corp.	165,464
			165,464
		Toys/Games/Hobbies: 0.0%
4,900		Hasbro, Inc.	93,247
7,350		Mattel, Inc.	139,283
			232,530
		Transportation: 0.6%
5,700		Burlington Northern Santa Fe Corp.	256,728
3,950		CSX Corp.	150,614
7,450		FedEx Corp.	707,973
8,050		Norfolk Southern Corp.	276,357
1,200		Ryder System, Inc.	64,368
1,750		Union Pacific Corp.	111,020
19,950		United Parcel Service, Inc.	1,678,792
			3,245,852
		Total Common Stock (Cost $156,655,918)	200,398,498

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.4%
	Federal Home Loan Bank: 55.4%
$350,000,000	3.670%, due 10/05/07	$315,893,900
		315,893,900
	Federal National Mortgage Association: 4.0%
25,000,000	3.740%, due 10/05/07	22,521,700
		22,521,700
	Total U.S. Government Agency Obligations (Cost $342,808,761)	338,415,600
U.S. TREASURY OBLIGATIONS: 4.8%
	U.S. Treasury STRIP: 4.8%
29,760,000	3.240%, due 08/15/07	27,295,991
	Total U.S. Treasury Obligations (Cost $27,417,454)	27,295,991
	Total Long-Term Investments (Cost $526,882,133)	566,110,089
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
4,428,000	Goldman Sachs Repurchase Agreement dated 11/30/04, 2.060%, due 12/01/04, $4,428,253 to be received upon repurchase (Collateralized by $4,525,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $4,516,940, due 11/29/06)	4,428,000
	Total Short-Term Investments (Cost $4,428,000)	4,428,000

Total Investments In Securities (Cost $531,310,133)*	100.2%	$570,538,089
Other Assets and Liabilities-Net	(0.2)	(1,144,091)

Net Assets	100.0%	$569,393,998

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $535,435,198. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,028,474
Gross Unrealized Depreciation	(5,925,583)
Net Unrealized Appreciation	$35,102,891

See Accompanying Notes to Financial Statements

80

ING PRINCIPAL PROTECTION FUND V

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 30.3%
		Advertising: 0.0%
1,950	@	Interpublic Group of Cos., Inc.	$24,200
2,050		Omnicom Group, Inc.	166,050
			190,250
		Aerospace/ Defense: 0.7%
18,500		Boeing Co.	991,045
4,300		General Dynamics Corp.	465,948
2,100		Goodrich Corp.	66,675
5,800		Lockheed Martin Corp.	352,872
3,850		Northrop Grumman Corp.	216,871
10,200		Raytheon Co.	411,468
2,000		Rockwell Collins, Inc.	79,720
6,600		United Technologies Corp.	644,028
			3,228,627
		Agriculture: 0.4%
25,350		Altria Group, Inc.	1,457,371
8,100		Archer-Daniels-Midland Co.	171,720
3,600		Monsanto Co.	165,672
1,550		Reynolds American, Inc.	117,227
3,600		UST, Inc.	158,508
			2,070,498
		Apparel: 0.2%
3,350	@	Coach, Inc.	166,964
1,260		Jones Apparel Group, Inc.	44,768
1,750		Liz Claiborne, Inc.	71,873
5,900		Nike, Inc.	499,493
500		Reebok Intl. Ltd.	19,440
1,900		VF Corp.	102,581
			905,119
		Auto Manufacturers: 0.2%
40,030		Ford Motor Co.	567,625
7,100		General Motors Corp.	273,989
3,275		PACCAR, Inc.	255,778
			1,097,392
		Auto Parts and Equipment: 0.0%
1,300		Dana Corp.	21,255
4,150	@	Goodyear Tire & Rubber Co.	52,373
2,450		Johnson Controls, Inc.	150,430
			224,058
		Banks: 1.9%
4,350		AmSouth Bancorporation	112,796
50,404		Bank of America Corp.	2,332,192
7,300		BB&T Corp.	309,885
2,500		Comerica, Inc.	153,750
2,450		Fifth Third Bancorp	123,382
1,450		First Horizon National Corp.	63,365
2,900		Huntington Bancshares, Inc.	70,354
7,000		KeyCorp	233,030
1,250		M & T Bank Corp.	131,763
2,250		Marshall & Ilsley Corp.	93,803
4,350		Mellon Financial Corp.	127,107
11,600		National City Corp.	430,128
1,875		North Fork Bancorporation, Inc.	54,000
2,450		Northern Trust Corp.	115,248
3,000		PNC Financial Services Group, Inc.	163,200
4,856		Regions Financial Corp.	169,911
1,400		State Street Corp.	62,384
4,650		SunTrust Banks, Inc.	331,545
1,400		Synovus Financial Corp.	37,800
3,400		The Bank of New York Co., Inc.	111,894
24,700		U.S. Bancorp	731,861
26,899		Wachovia Corp.	1,392,022
20,950		Wells Fargo & Co.	1,294,082
1,050		Zions Bancorporation	69,825
			8,715,327
		Beverages: 0.7%
550		Adolph Coors Co.	41,195
10,600		Anheuser-Busch Cos., Inc.	530,954
1,900		Brown-Forman Corp.	91,238
29,900		Coca-Cola Co.	1,175,369
4,850		Coca-Cola Enterprises, Inc.	100,880
2,650		Pepsi Bottling Group, Inc.	74,253
21,000		PepsiCo, Inc.	1,048,110
			3,061,999
		Biotechnology: 0.3%
15,550	@	Amgen, Inc.	933,622
4,150	@	Biogen Idec, Inc.	243,522
2,900	@	Genzyme Corp.	162,429
2,500	@	MedImmune, Inc.	66,500
450	@	Millipore Corp.	21,924
			1,427,997
		Building Materials: 0.1%
2,350	@	American Standard Cos., Inc.	91,509
6,200		Masco Corp.	218,674
1,300		Vulcan Materials Co.	67,405
			377,588
		Chemicals: 0.5%
2,950		Air Products & Chemicals, Inc.	168,888
1,100		Ashland, Inc.	65,065
13,150		Dow Chemical Co.	663,680
13,850		E.I. du Pont de Nemours & Co.	627,681
1,100		Eastman Chemical Co.	59,818
1,150		Ecolab, Inc.	40,227
1,750		Engelhard Corp.	52,308
1,000		International Flavors & Fragrances, Inc.	40,500
3,900		PPG Industries, Inc.	263,133
3,450		Praxair, Inc.	154,905
2,750		Rohm & Haas Co.	121,248
2,550		Sherwin-Williams Co.	113,730
700		Sigma-Aldrich Corp.	41,811
			2,412,994
		Commercial Services: 0.3%
2,300	@	Apollo Group, Inc.	183,310
13,200		Cendant Corp.	299,244
250		Deluxe Corp.	9,885
2,150		Equifax, Inc.	59,383
3,000		H&R Block, Inc.	143,100
3,900		McKesson Corp.	115,245
1,500		Moody’s Corp.	121,125
3,950		Paychex, Inc.	130,982
2,950		R.R. Donnelley & Sons Co.	102,365
2,350		Robert Half Intl., Inc.	63,521
			1,228,160
		Computers: 1.6%
1,700	@	Affiliated Computer Services, Inc.	100,606
8,800	@	Apple Computer, Inc.	590,040
1,900	@	Computer Sciences Corp.	102,790
41,600	@	Dell, Inc.	1,685,631
6,600		Electronic Data Systems Corp.	148,170
31,800	@	EMC Corp.	426,756
4,100	@	Gateway, Inc.	27,921
39,050		Hewlett-Packard Co.	781,000
28,050		International Business Machines Corp.	2,643,431

See Accompanying Notes to Financial Statements

81

Shares			Value
		Computers (continued)
1,600	@	Lexmark Intl., Inc.	$135,840
1,150	@	NCR Corp.	68,690
4,450	@	Network Appliance, Inc.	134,212
68,850	@	Sun Microsystems, Inc.	382,118
2,850	@	Sungard Data Systems, Inc.	75,554
3,300	@	Unisys Corp.	37,917
			7,340,676
		Cosmetics/ Personal Care: 1.1%
1,200		Alberto-Culver Co.	55,560
5,900		Avon Products, Inc.	221,486
7,000		Colgate-Palmolive Co.	321,930
21,150		Gillette Co.	919,814
8,600		Kimberly-Clark Corp.	547,046
53,600		Procter & Gamble Co.	2,866,528
			4,932,364
		Distribution/ Wholesale: 0.0%
2,400		Genuine Parts Co.	104,184
1,350		W.W. Grainger, Inc.	83,511
			187,695
		Diversified Financial Services: 2.2%
16,450		American Express Co.	916,429
1,350		Bear Stearns Cos., Inc.	131,733
2,500		Capital One Financial Corp.	196,450
3,100		CIT Group, Inc.	132,525
64,300		Citigroup, Inc.	2,877,424
12,798		Countrywide Financial Corp.	425,022
6,250	@	E*TRADE Financial Corp.	86,625
12,550		Fannie Mae	862,184
1,350		Federated Investors, Inc.	39,717
2,700		Franklin Resources, Inc.	177,201
8,900		Freddie Mac	607,514
6,350		Goldman Sachs Group, Inc.	665,226
18,536		J.P. Morgan Chase & Co.	697,880
3,300		Janus Capital Group, Inc.	54,615
3,050		Lehman Brothers Holdings, Inc.	255,529
16,800		MBNA Corp.	446,208
12,300		Merrill Lynch & Co., Inc.	685,233
5,450		Morgan Stanley	276,588
4,350	@	Providian Financial Corp.	69,818
4,700		SLM Corp.	240,499
650		T. Rowe Price Group, Inc.	38,454
			9,882,874
		Electric: 0.7%
7,800	@	AES Corp.	95,472
900		Ameren Corp.	43,578
5,050		American Electric Power Co., Inc.	172,559
900		Cinergy Corp.	37,251
2,550		Consolidated Edison, Inc.	111,818
2,150		Constellation Energy Group, Inc.	93,955
1,650		Dominion Resources, Inc.	108,026
2,400		DTE Energy Co.	105,312
16,000		Duke Energy Corp.	404,479
5,520		Edison Intl	176,088
2,850		Entergy Corp.	184,737
8,600		Exelon Corp.	358,705
3,500		FirstEnergy Corp.	147,805
2,300		FPL Group, Inc.	161,759
4,300	@	PG&E Corp.	143,018
1,000		Pinnacle West Capital Corp.	44,200
2,700		PPL Corp.	140,265
3,050		Public Service Enterprise Group, Inc.	134,170
9,100		Southern Co.	298,389
2,950		TECO Energy, Inc.	44,132
4,950		TXU Corp.	310,959
4,400		Xcel Energy, Inc.	79,464
			3,396,141
		Electrical Components and Equipment: 0.1%
7,050		Emerson Electric Co.	471,081
			471,081
		Electronics: 0.2%
5,900	@	Agilent Technologies, Inc.	135,050
1,550		Applera Corp. — Applied Biosystems Group	31,775
1,600	@	Fisher Scientific Intl	90,464
1,950	@	Jabil Circuit, Inc.	48,867
1,350		Parker Hannifin Corp.	100,980
2,300		PerkinElmer, Inc.	49,059
6,050	@	Sanmina-SCI Corp.	53,422
9,450	@	Solectron Corp.	59,063
750		Tektronix, Inc.	23,528
2,700	@	Thermo Electron Corp.	81,675
2,000	@	Waters Corp.	93,320
			767,203
		Engineering and Construction: 0.0%
1,150		Fluor Corp.	59,685
			59,685
		Entertainment: 0.0%
3,800		International Game Technology	134,330
			134,330
		Environmental Control: 0.0%
7,250		Waste Management, Inc.	216,123
			216,123
		Food: 0.4%
4,800		Albertson’s, Inc.	121,440
2,000		Campbell Soup Co.	57,060
5,750		ConAgra Foods, Inc.	155,538
4,150		General Mills, Inc.	188,784
3,850		H.J. Heinz Co.	143,066
2,800		Hershey Foods Corp.	145,040
5,150		Kellogg Co.	225,055
3,800	@	Kroger Co.	61,484
1,300		McCormick & Co., Inc.	47,385
2,200	@	Safeway, Inc.	42,416
10,050		Sara Lee Corp.	235,974
2,450		SUPERVALU, Inc.	77,396
3,700		Wm. Wrigley Jr. Co.	254,559
			1,755,197
		Forest Products and Paper: 0.2%
3,800		Georgia-Pacific Corp.	139,118
6,200		International Paper Co.	257,424
1,750		Louisiana-Pacific Corp.	42,823
3,000		MeadWestvaco Corp.	100,950
2,100		Plum Creek Timber Co., Inc.	77,700
750		Temple-Inland, Inc.	44,693
4,350		Weyerhaeuser Co.	287,099
			949,807
		Gas: 0.0%
1,750		KeySpan Corp.	69,160
950		Nicor, Inc.	35,055
3,250		Sempra Energy	120,185
			224,400

See Accompanying Notes to Financial Statements

82

Shares			Value
		Hand/ Machine Tools: 0.0%
1,380		Black & Decker Corp.	$116,044
300		Snap-On, Inc.	9,483
1,400		Stanley Works	65,464
			190,991
		Healthcare — Products: 1.2%
750		Bausch & Lomb, Inc.	44,160
6,700		Baxter Intl., Inc.	212,055
4,500		Becton Dickinson & Co.	246,510
3,200		Biomet, Inc.	153,184
10,870	@	Boston Scientific Corp.	378,385
1,200		C.R. Bard, Inc.	71,892
3,950		Guidant Corp.	256,079
49,650		Johnson & Johnson	2,994,887
14,900		Medtronic, Inc.	715,945
5,400	@	St. Jude Medical, Inc.	205,956
1,650		Stryker Corp.	72,584
2,700	@	Zimmer Holdings, Inc.	220,320
			5,571,957
		Healthcare — Services: 0.5%
3,150		Aetna, Inc.	373,307
3,050	@	Humana, Inc.	75,701
1,500	@	Laboratory Corp. Of America Holdings	71,925
1,200		Manor Care, Inc.	41,340
550		Quest Diagnostics, Inc.	51,563
13,900		UnitedHealth Group, Inc.	1,151,614
3,480	@	WellPoint Health Networks, Inc.	435,348
3,110	@	WellPoint, Inc.	315,136
			2,515,934
		Home Builders: 0.0%
1,460		Centex Corp.	76,606
			76,606
		Home Furnishings: 0.0%
1,800		Leggett & Platt, Inc.	53,730
1,100		Whirlpool Corp.	71,005
			124,735
		Household Products/ Wares: 0.1%
1,550		Avery Dennison Corp.	90,923
2,900		Clorox Co.	159,848
1,500		Fortune Brands, Inc.	117,720
			368,491
		Housewares: 0.0%
3,650		Newell Rubbermaid, Inc.	84,242
			84,242
		Insurance: 1.7%
4,250	@@	ACE Ltd.	171,785
5,350		AFLAC, Inc.	201,267
12,150		Allstate Corp.	613,574
1,350		AMBAC Financial Group, Inc.	109,796
55,000		American International Group, Inc.	3,484,249
5,250		AON Corp.	110,880
4,200		Chubb Corp.	320,082
2,970		CIGNA Corp.	207,959
1,890		Cincinnati Financial Corp.	84,672
3,200		Hartford Financial Services Group, Inc.	204,800
1,350		Jefferson-Pilot Corp.	66,407
2,550		Lincoln National Corp.	117,351
2,800		Loews Corp.	195,748
6,400		Marsh & McLennan Cos., Inc.	182,976
2,050		MBIA, Inc.	122,918
13,050		MetLife, Inc.	508,950
1,000		MGIC Investment Corp.	68,000
3,400		Principal Financial Group	128,112
2,450		Progressive Corp.	222,926
11,550		Prudential Financial, Inc.	565,372
2,850		Safeco Corp.	138,140
1,000		Torchmark Corp.	54,910
3,600		UnumProvident Corp.	56,052
1,500	@@	XL Capital Ltd.	113,040
			8,049,966
		Internet: 0.4%
8,100	@	eBay, Inc.	910,845
6,800	@	Symantec Corp.	433,908
17,600	@	Yahoo!, Inc.	662,112
			2,006,865
		Iron/ Steel: 0.1%
1,800		Nucor Corp.	95,220
2,700		United States Steel Corp.	141,372
			236,592
		Leisure Time: 0.2%
1,050		Brunswick Corp.	51,261
8,300		Carnival Corp.	439,983
3,350		Harley-Davidson, Inc.	193,697
2,400		Sabre Holdings Corp.	55,392
			740,333
		Lodging: 0.1%
1,250		Harrah’s Entertainment, Inc.	76,750
3,450		Hilton Hotels Corp.	71,277
2,300		Marriott Intl., Inc.	130,755
2,300		Starwood Hotels & Resorts Worldwide, Inc.	120,267
			399,049
		Machinery — Construction and Mining: 0.0%
1,700		Caterpillar, Inc.	155,635
			155,635
		Machinery — Diversified: 0.1%
800		Cummins, Inc.	63,696
2,750		Deere & Co.	197,258
2,650		Rockwell Automation, Inc.	125,345
			386,299
		Media: 0.8%
2,850		Clear Channel Communications, Inc.	95,988
29,100	@	Comcast Corp.	874,164
3,250		Gannett Co., Inc.	268,093
800		Knight-Ridder, Inc.	54,472
3,100		McGraw-Hill Cos., Inc.	271,963
750		Meredith Corp.	39,540
1,550		New York Times Co.	63,550
56,500	@	Time Warner, Inc.	1,000,615
1,400		Tribune Co.	60,718
1,400	@	Univision Communications, Inc.	42,140
8,600		Viacom, Inc.	298,420
26,800		Walt Disney Co.	720,384
			3,790,047
		Mining: 0.0%
1,500		Phelps Dodge Corp.	145,695
			145,695

See Accompanying Notes to Financial Statements

83

Shares			Value
		Miscellaneous Manufacturing: 1.8%
10,100		3M Co.	$803,859
1,500		Cooper Industries Ltd.	99,465
3,900		Danaher Corp.	221,832
2,050		Dover Corp.	82,923
4,560		Eastman Kodak Co.	149,158
1,650		Eaton Corp.	111,210
131,100		General Electric Co.	4,635,695
11,100		Honeywell Intl., Inc.	392,163
3,900		Illinois Tool Works, Inc.	367,497
1,850	@@	Ingersoll-Rand Co.	137,677
1,000		ITT Industries, Inc.	85,120
1,200		Pall Corp.	32,508
1,750		Textron, Inc.	127,085
26,350	@@	Tyco Intl. Ltd.	895,109
			8,141,301
		Office/ Business Equipment: 0.1%
2,550		Pitney Bowes, Inc.	111,614
9,950	@	Xerox Corp.	152,434
			264,048
		Oil and Gas: 2.5%
1,100		Amerada Hess Corp.	97,735
3,800		Anadarko Petroleum Corp.	264,480
3,120		Apache Corp.	168,667
7,700		Burlington Resources, Inc.	357,357
41,150		ChevronTexaco Corp.	2,246,789
10,500		ConocoPhillips	955,394
10,100		Devon Energy Corp.	418,341
1,050		EOG Resources, Inc.	78,824
99,350		Exxon Mobil Corp.	5,091,687
1,500		Kerr-McGee Corp.	93,345
4,470		Marathon Oil Corp.	176,297
700	@,@@	Nabors Industries Ltd.	36,400
1,850	@	Noble Corp.	89,633
4,150		Occidental Petroleum Corp.	249,872
1,300		Sunoco, Inc.	107,328
3,450	@	Transocean, Inc.	138,932
3,400		Unocal Corp.	156,536
4,150		Valero Energy Corp.	194,179
			10,921,796
		Oil and Gas Services: 0.1%
3,200		Baker Hughes, Inc.	141,856
1,800		BJ Services Co.	91,206
5,050		Halliburton Co.	208,818
			441,880
		Packaging and Containers: 0.0%
1,200		Ball Corp.	53,676
1,000		Bemis Co.	27,840
2,340	@	Pactiv Corp.	58,149
1,000	@	Sealed Air Corp.	51,410
			191,075
		Pharmaceuticals: 1.6%
20,300		Abbott Laboratories	851,787
1,650		Allergan, Inc.	121,275
1,350		AmerisourceBergen Corp.	79,569
25,600		Bristol-Myers Squibb Co.	601,600
4,700		Cardinal Health, Inc.	245,716
9,600	@	Caremark Rx, Inc.	343,296
5,650		Eli Lilly & Co.	301,315
900	@	Express Scripts, Inc.	64,764
4,050	@	Forest Laboratories, Inc.	157,829
4,800	@	Gilead Sciences, Inc.	165,408
2,400	@	Hospira, Inc.	77,352
2,530	@	King Pharmaceuticals, Inc.	31,499
3,460	@	Medco Health Solutions, Inc.	130,511
28,750		Merck & Co., Inc.	805,575
93,290		Pfizer, Inc.	2,590,662
19,300		Schering-Plough Corp.	344,505
17,550		Wyeth	699,719
			7,612,382
		Pipelines: 0.1%
8,500	@	Dynegy, Inc.	48,025
5,850		El Paso Corp.	61,074
550		Kinder Morgan, Inc.	38,115
6,150		Williams Cos., Inc.	102,521
			249,735
		Real Estate Investment Trusts: 0.1%
2,100		Equity Office Properties Trust	57,645
1,950		ProLogis	78,449
2,700		Simon Property Group, Inc.	167,616
			303,710
		Retail: 2.3%
3,100	@	Bed Bath & Beyond, Inc.	123,777
3,450		Best Buy Co., Inc.	194,511
3,750		Circuit City Stores, Inc.	58,463
10,200		Costco Wholesale Corp.	495,720
4,300		CVS Corp.	195,091
2,800		Darden Restaurants, Inc.	76,328
2,250		Federated Department Stores, Inc.	123,300
14,940		Gap, Inc.	326,439
46,050		Home Depot, Inc.	1,922,587
6,300		J.C. Penney Co., Inc. Holding Co.	243,180
1,650	@	Kohl’s Corp.	76,164
8,100		Limited Brands, Inc.	197,964
10,230		Lowe’s Cos., Inc.	566,026
2,950		May Department Stores Co.	82,954
16,200		McDonald’s Corp.	497,988
2,000		Nordstrom, Inc.	87,500
5,750	@	Office Depot, Inc.	94,300
1,550		RadioShack Corp.	48,934
7,090		Staples, Inc.	226,242
4,950	@	Starbucks Corp.	278,487
11,850		Target Corp.	606,957
5,600		TJX Cos., Inc.	131,824
2,200	@	Toys R US, Inc.	42,548
52,700		Wal-Mart Stores, Inc.	2,743,561
18,150		Walgreen Co.	692,967
2,020		Wendy’s Intl., Inc.	72,053
3,150		Yum! Brands, Inc.	143,010
			10,348,875
		Savings and Loans: 0.2%
1,900		Golden West Financial Corp.	226,556
1,700		Sovereign Bancorp, Inc.	37,145
11,350		Washington Mutual, Inc.	462,059
			725,760
		Semiconductors: 0.7%
1,700	@	Advanced Micro Devices, Inc.	36,176
5,550	@	Altera Corp.	125,874
4,650		Analog Devices, Inc.	171,818
21,750	@	Applied Materials, Inc.	361,920
79,750		Intel Corp.	1,782,412
2,100	@	KLA-Tencor Corp.	94,626
3,350		Linear Technology Corp.	127,836
1,450		Maxim Integrated Products, Inc.	59,392
4,800	@	National Semiconductor Corp.	74,208
1,300	@	Qlogic Corp.	44,707
7,250		Texas Instruments, Inc.	175,305
			3,054,274

See Accompanying Notes to Financial Statements

84

Shares			Value
		Software: 1.5%
2,500		Adobe Systems, Inc.	$151,400
1,900		Autodesk, Inc.	124,279
7,550		Automatic Data Processing, Inc.	343,752
3,750	@	BMC Software, Inc.	69,675
1,550	@	Citrix Systems, Inc.	36,596
6,250		Computer Associates Intl., Inc.	190,813
7,350	@	Compuware Corp.	42,410
1,550	@	Electronic Arts, Inc.	75,795
11,290		First Data Corp.	463,905
1,950	@	Fiserv, Inc.	75,095
2,300		IMS Health, Inc.	51,911
2,450	@	Intuit, Inc.	102,508
133,900		Microsoft Corp.	3,589,858
4,700	@	Novell, Inc.	28,670
108,500	@	Oracle Corp.	1,373,609
4,800	@	PeopleSoft, Inc.	113,328
8,950	@	Siebel Systems, Inc.	90,216
4,250	@	Veritas Software Corp.	93,075
			7,016,895
		Telecommunications: 1.8%
4,700		Alltel Corp.	266,443
3,900		AT&T Corp.	71,370
5,750	@	Avaya, Inc.	94,415
24,050		BellSouth Corp.	645,021
2,100		CenturyTel, Inc.	69,132
83,450	@	Cisco Systems, Inc.	1,561,349
4,800		Citizens Communications Co.	68,640
3,000	@	Comverse Technology, Inc.	63,810
15,100	@	Corning, Inc.	189,958
46,450	@	Lucent Technologies, Inc.	182,549
41,400		Motorola, Inc.	797,364
13,900	@	Nextel Communications, Inc.	395,594
21,150		Qualcomm, Inc.	880,263
24,400	@	Qwest Communications Intl., Inc.	97,600
41,350		SBC Communications, Inc.	1,040,780
2,650		Scientific-Atlanta, Inc.	78,493
18,200		Sprint Corp.	415,142
5,500	@	Tellabs, Inc.	47,025
34,200		Verizon Communications, Inc.	1,410,065
			8,375,013
		Textiles: 0.0%
1,800		Cintas Corp.	80,496
			80,496
		Toys/ Games/ Hobbies: 0.0%
3,450		Hasbro, Inc.	65,654
5,550		Mattel, Inc.	105,172
			170,826
		Transportation: 0.5%
3,800		Burlington Northern Santa Fe Corp.	171,152
2,500		CSX Corp.	95,325
5,200		FedEx Corp.	494,156
6,450		Norfolk Southern Corp.	221,429
500		Ryder System, Inc.	26,820
1,100		Union Pacific Corp.	69,784
14,000		United Parcel Service, Inc.	1,178,100
			2,256,766
		Total Common Stock (Cost $134,552,747)	140,255,854

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.6%
	Federal National Mortgage Association: 59.6%
$310,000,000	3.820%, due 01/22/08	$275,531,720
	Total U.S. Government Agency Obligations (Cost $279,692,999)	275,531,720
U.S. TREASURY OBLIGATIONS: 9.6%
	U.S. Treasury STRIP: 9.6%
49,000,000	3.300%, due 11/15/07	44,507,778
	Total U.S. Treasury Obligations (Cost $44,631,222)	44,507,778
	Total Long-Term Investments (Cost $458,876,968)	460,295,352
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
3,496,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $3,496,200 to be received upon repurchase (Collateralized by $3,371,000 Federal Home Loan Mortgage Corporation, 5.500%, Market Value plus accrued interest $3,566,939, due 07/15/06)	3,496,000
	Total Short-Term Investments (Cost $3,496,000)	3,496,000

Total Investments In Securities (Cost $462,372,968)*	100.3%	$463,791,352
Other Assets and Liabilities-Net	(0.3)	(1,397,283)
Net Assets	100.0%	$462,394,069

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $465,673,342. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,137,981
Gross Unrealized Depreciation	(8,019,971)
Net Unrealized Appreciation	$(1,881,990)

See Accompanying Notes to Financial Statements

85

ING PRINCIPAL PROTECTION FUND VI

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 30.6%
		Advertising: 0.0%
1,350	@	Interpublic Group of Cos., Inc.	$16,754
1,850		Omnicom Group, Inc.	149,850
			166,604
		Aerospace/Defense: 0.7%
16,950		Boeing Co.	908,012
4,150		General Dynamics Corp.	449,694
900		Goodrich Corp.	28,575
4,850		Lockheed Martin Corp.	295,074
4,200		Northrop Grumman Corp.	236,586
8,550		Raytheon Co.	344,907
1,650		Rockwell Collins, Inc.	65,769
6,100		United Technologies Corp.	595,238
			2,923,855
		Agriculture: 0.5%
24,550		Altria Group, Inc.	1,411,379
6,850		Archer-Daniels-Midland Co.	145,220
2,550		Monsanto Co.	117,351
1,650		Reynolds American, Inc.	124,790
3,300		UST, Inc.	145,299
			1,944,039
		Apparel: 0.2%
4,050	@	Coach, Inc.	201,852
1,050		Jones Apparel Group, Inc.	37,307
1,600		Liz Claiborne, Inc.	65,712
4,950		Nike, Inc.	419,067
500		Reebok Intl. Ltd.	19,440
1,600		VF Corp.	86,384
			829,762
		Auto Manufacturers: 0.2%
33,600		Ford Motor Co.	476,447
5,950		General Motors Corp.	229,611
3,675		PACCAR, Inc.	287,018
			993,076
		Auto Parts and Equipment: 0.0%
1,100		Dana Corp.	17,985
3,450	@	Goodyear Tire & Rubber Co.	43,539
1,650		Johnson Controls, Inc.	101,310
			162,834
		Banks: 2.0%
2,950		AmSouth Bancorporation	76,494
48,704		Bank of America Corp.	2,253,533
6,100		BB&T Corp.	258,945
3,600		Comerica, Inc.	221,400
2,000		Fifth Third Bancorp	100,720
1,200		First Horizon National Corp.	52,440
2,600		Huntington Bancshares, Inc.	63,076
6,050		KeyCorp	201,405
1,200		M & T Bank Corp.	126,492
2,300		Marshall & Ilsley Corp.	95,887
4,350		Mellon Financial Corp.	127,107
9,750		National City Corp.	361,530
5,475		North Fork Bancorporation, Inc.	157,680
2,300		Northern Trust Corp.	108,192
2,550		PNC Financial Services Group, Inc.	138,720
5,647		Regions Financial Corp.	197,589
4,100		State Street Corp.	182,696
3,900		SunTrust Banks, Inc.	278,070
1,150		Synovus Financial Corp.	31,050
2,800		The Bank of New York Co., Inc.	92,148
22,450		U.S. Bancorp	665,194
22,581		Wachovia Corp.	1,168,566
20,200		Wells Fargo & Co.	1,247,753
850		Zions Bancorporation	56,525
			8,263,212
		Beverages: 0.7%
350		Adolph Coors Co.	26,215
8,900		Anheuser-Busch Cos., Inc.	445,801
1,000		Brown-Forman Corp.	48,020
29,100		Coca-Cola Co.	1,143,921
4,500		Coca-Cola Enterprises, Inc.	93,600
2,750		Pepsi Bottling Group, Inc.	77,055
27,350		PepsiCo, Inc.	1,365,039
			3,199,651
		Biotechnology: 0.3%
15,250	@	Amgen, Inc.	915,610
3,750	@	Biogen Idec, Inc.	220,050
2,450	@	Genzyme Corp.	137,225
1,150	@	MedImmune, Inc.	30,590
400	@	Millipore Corp.	19,488
			1,322,963
		Building Materials: 0.1%
2,000	@	American Standard Cos., Inc.	77,880
5,150		Masco Corp.	181,641
1,100		Vulcan Materials Co.	57,035
			316,556
		Chemicals: 0.5%
2,550		Air Products & Chemicals, Inc.	145,988
800		Ashland, Inc.	47,320
11,050		Dow Chemical Co.	557,693
11,600		E.I. du Pont de Nemours & Co.	525,711
1,050		Eastman Chemical Co.	57,099
950		Ecolab, Inc.	33,231
1,750		Engelhard Corp.	52,308
1,000		International Flavors & Fragrances, Inc.	40,500
3,250		PPG Industries, Inc.	219,278
4,000		Praxair, Inc.	179,600
2,200		Rohm & Haas Co.	96,998
2,550		Sherwin-Williams Co.	113,730
700		Sigma-Aldrich Corp.	41,811
			2,111,267
		Commercial Services: 0.2%
1,750	@	Apollo Group, Inc.	139,475
11,500		Cendant Corp.	260,704
300		Deluxe Corp.	11,862
1,900		Equifax, Inc.	52,478
3,300		H&R Block, Inc.	157,410
3,600		McKesson Corp.	106,380
1,250		Moody’s Corp.	100,938
3,500		Paychex, Inc.	116,060
2,050		R.R. Donnelley & Sons Co.	71,135
2,050		Robert Half Intl., Inc.	55,412
			1,071,854
		Computers: 1.7%
1,450	@	Affiliated Computer Services, Inc.	85,811
7,400	@	Apple Computer, Inc.	496,170
1,750	@	Computer Sciences Corp.	94,675
40,500	@	Dell, Inc.	1,641,060
5,600		Electronic Data Systems Corp.	125,720
26,700	@	EMC Corp.	358,314
3,700	@	Gateway, Inc.	25,197
35,950		Hewlett-Packard Co.	719,000
34,200		International Business Machines Corp.	3,223,007

See Accompanying Notes to Financial Statements

86

Shares			Value
		Computers (continued)
1,150	@	Lexmark Intl., Inc.	$97,635
1,100	@	NCR Corp.	65,703
4,050	@	Network Appliance, Inc.	122,148
61,200	@	Sun Microsystems, Inc.	339,660
2,400	@	Sungard Data Systems, Inc.	63,624
3,200	@	Unisys Corp.	36,768
			7,494,492
		Cosmetics/Personal Care: 1.0%
900		Alberto-Culver Co.	41,670
5,100		Avon Products, Inc.	191,454
5,850		Colgate-Palmolive Co.	269,042
20,300		Gillette Co.	882,847
7,200		Kimberly-Clark Corp.	457,992
45,000		Procter & Gamble Co.	2,406,599
			4,249,604
		Distribution/Wholesale: 0.1%
2,900		Genuine Parts Co.	125,889
1,600		W.W. Grainger, Inc.	98,976
			224,865
		Diversified Financial Services: 2.2%
15,200		American Express Co.	846,791
900		Bear Stearns Cos., Inc.	87,822
4,000		Capital One Financial Corp.	314,320
6,750		Charles Schwab Corp.	72,765
4,350		CIT Group, Inc.	185,963
62,150		Citigroup, Inc.	2,781,212
10,698		Countrywide Financial Corp.	355,281
3,350	@	E*TRADE Financial Corp.	46,431
11,650		Fannie Mae	800,354
1,000		Federated Investors, Inc.	29,420
2,250		Franklin Resources, Inc.	147,668
7,500		Freddie Mac	511,950
5,900		Goldman Sachs Group, Inc.	618,083
15,548		J.P. Morgan Chase & Co.	585,382
1,100		Janus Capital Group, Inc.	18,205
4,400		Lehman Brothers Holdings, Inc.	368,632
14,100		MBNA Corp.	374,496
10,350		Merrill Lynch & Co., Inc.	576,599
4,850		Morgan Stanley	246,138
2,400	@	Providian Financial Corp.	38,520
5,200		SLM Corp.	266,084
			9,272,116
		Electric: 0.8%
7,960	@	AES Corp.	97,430
750		Ameren Corp.	36,315
3,550		American Electric Power Co., Inc.	121,304
2,200		Cinergy Corp.	91,058
2,650		Consolidated Edison, Inc.	116,203
2,100		Constellation Energy Group, Inc.	91,770
3,950		Dominion Resources, Inc.	258,607
1,750		DTE Energy Co.	76,790
19,000		Duke Energy Corp.	480,319
4,620		Edison Intl.	147,378
2,400		Entergy Corp.	155,568
7,250		Exelon Corp.	302,397
3,150		FirstEnergy Corp.	133,025
2,000		FPL Group, Inc.	140,660
4,300	@	PG&E Corp.	143,018
750		Pinnacle West Capital Corp.	33,150
2,250		PPL Corp.	116,888
1,200		Progress Energy, Inc.	52,692
2,550		Public Service Enterprise Group, Inc.	112,175
8,000		Southern Co.	262,320
2,500		TECO Energy, Inc.	37,400
4,400		TXU Corp.	276,407
3,750		Xcel Energy, Inc.	67,725
			3,350,599
		Electrical Components and Equipment: 0.1%
5,850		Emerson Electric Co.	390,897
			390,897
		Electronics: 0.1%
5,050	@	Agilent Technologies, Inc.	115,594
2,100		Applera Corp. — Applied Biosystems Group	43,050
1,300	@	Fisher Scientific Intl.	73,502
1,650	@	Jabil Circuit, Inc.	41,349
1,150		Parker Hannifin Corp.	86,020
1,700		PerkinElmer, Inc.	36,261
5,500	@	Sanmina-SCI Corp.	48,565
6,950	@	Solectron Corp.	43,438
700		Tektronix, Inc.	21,959
2,550	@	Thermo Electron Corp.	77,138
1,100	@	Waters Corp.	51,326
			638,202
		Engineering and Construction: 0.0%
1,000		Fluor Corp.	51,900
			51,900
		Entertainment: 0.0%
3,050		International Game Technology	107,818
			107,818
		Environmental Control: 0.0%
5,650		Waste Management, Inc.	168,427
			168,427
		Food: 0.4%
4,050		Albertson’s, Inc.	102,465
5,100		Campbell Soup Co.	145,503
5,250		ConAgra Foods, Inc.	142,013
3,700		General Mills, Inc.	168,313
3,500		H.J. Heinz Co.	130,060
2,650		Hershey Foods Corp.	137,270
5,000		Kellogg Co.	218,500
3,050	@	Kroger Co.	49,349
1,150		McCormick & Co., Inc.	41,918
1,800	@	Safeway, Inc.	34,704
9,400		Sara Lee Corp.	220,712
2,300		SUPERVALU, Inc.	72,657
3,300		Wm. Wrigley Jr. Co.	227,039
			1,690,503
		Forest Products and Paper: 0.2%
2,350		Georgia-Pacific Corp.	86,034
4,950		International Paper Co.	205,524
1,500		Louisiana-Pacific Corp.	36,705
1,900		MeadWestvaco Corp.	63,935
2,000		Plum Creek Timber Co., Inc.	74,000
600		Temple-Inland, Inc.	35,754
3,650		Weyerhaeuser Co.	240,900
			742,852
		Gas: 0.1%
1,700		KeySpan Corp.	67,184
800		Nicor, Inc.	29,520
3,350		Sempra Energy	123,883
			220,587

See Accompanying Notes to Financial Statements

87

Shares			Value
		Hand/Machine Tools: 0.0%
1,300		Black & Decker Corp.	$109,317
300		Snap-On, Inc.	9,483
900		Stanley Works	42,084
			160,884
		Healthcare — Products: 1.4%
550		Bausch & Lomb, Inc.	32,384
7,350		Baxter Intl., Inc.	232,628
4,950		Becton Dickinson & Co.	271,161
2,200		Biomet, Inc.	105,314
9,150	@	Boston Scientific Corp.	318,511
1,150		C.R. Bard, Inc.	68,897
3,350		Guidant Corp.	217,181
60,600		Johnson & Johnson	3,655,391
14,450		Medtronic, Inc.	694,322
3,800	@	St. Jude Medical, Inc.	144,932
1,400		Stryker Corp.	61,586
2,950	@	Zimmer Holdings, Inc.	240,720
			6,043,027
		Healthcare — Services: 0.5%
3,150		Aetna, Inc.	373,306
2,550	@	Humana, Inc.	63,291
1,250	@	Laboratory Corp. Of America Holdings	59,938
850		Manor Care, Inc.	29,283
450		Quest Diagnostics, Inc.	42,188
13,600		UnitedHealth Group, Inc.	1,126,759
2,950	@	WellPoint Health Networks, Inc.	369,045
2,600	@	WellPoint, Inc.	263,458
			2,327,268
		Home Builders: 0.0%
1,400		Centex Corp.	73,458
			73,458
		Home Furnishings: 0.0%
1,800		Leggett & Platt, Inc.	53,730
900		Whirlpool Corp.	58,095
			111,825
		Household Products/Wares: 0.1%
1,350		Avery Dennison Corp.	79,191
2,450		Clorox Co.	135,044
1,300		Fortune Brands, Inc.	102,024
			316,259
		Housewares: 0.0%
3,100		Newell Rubbermaid, Inc.	71,548
			71,548
		Insurance: 1.7%
3,300	@@	ACE Ltd.	133,386
5,900		AFLAC, Inc.	221,958
10,200		Allstate Corp.	515,099
1,100		AMBAC Financial Group, Inc.	89,463
46,150		American International Group, Inc.	2,923,602
4,450		AON Corp.	93,984
3,550		Chubb Corp.	270,546
2,850		CIGNA Corp.	199,557
1,680		Cincinnati Financial Corp.	75,264
3,500		Hartford Financial Services Group, Inc.	224,000
1,150		Jefferson-Pilot Corp.	56,569
2,600		Lincoln National Corp.	119,652
3,900		Loews Corp.	272,649
5,350		Marsh & McLennan Cos., Inc.	152,957
1,650		MBIA, Inc.	98,934
12,200		MetLife, Inc.	475,799
850		MGIC Investment Corp.	57,800
2,800		Principal Financial Group	105,504
2,050		Progressive Corp.	186,530
10,450		Prudential Financial, Inc.	511,527
2,750		Safeco Corp.	133,293
3,200		St. Paul Travelers Cos., Inc.	116,736
1,000		Torchmark Corp.	54,910
3,000		UnumProvident Corp.	46,710
1,250	@@	XL Capital Ltd.	94,200
			7,230,629
		Internet: 0.4%
7,900	@	eBay, Inc.	888,355
5,700	@	Symantec Corp.	363,717
16,450	@	Yahoo!, Inc.	618,849
			1,870,921
		Iron/Steel: 0.0%
1,600		Nucor Corp.	84,640
1,650		United States Steel Corp.	86,394
			171,034
		Leisure Time: 0.1%
1,000		Brunswick Corp.	48,820
7,000		Carnival Corp.	371,070
2,650		Harley-Davidson, Inc.	153,223
2,200		Sabre Holdings Corp.	50,776
			623,889
		Lodging: 0.1%
1,000		Harrah’s Entertainment, Inc.	61,400
3,250		Hilton Hotels Corp.	67,145
3,750		Marriott Intl., Inc.	213,187
2,050		Starwood Hotels & Resorts Worldwide, Inc.	107,195
			448,927
		Machinery — Construction and Mining: 0.0%
1,450		Caterpillar, Inc.	132,748
			132,748
		Machinery — Diversified: 0.1%
500		Cummins, Inc.	39,810
2,300		Deere & Co.	164,979
1,700		Rockwell Automation, Inc.	80,410
			285,199
		Media: 0.8%
2,400		Clear Channel Communications, Inc.	80,832
26,650	@	Comcast Corp.	800,565
2,950		Gannett Co., Inc.	243,346
850		Knight-Ridder, Inc.	57,877
2,600		McGraw-Hill Cos., Inc.	228,098
600		Meredith Corp.	31,632
1,350		New York Times Co.	55,350
54,550	@	Time Warner, Inc.	966,080
1,150		Tribune Co.	49,876
1,150	@	Univision Communications, Inc.	34,615
7,250		Viacom, Inc.	251,575
24,550		Walt Disney Co.	659,904
			3,459,750
		Mining: 0.0%
1,250		Phelps Dodge Corp.	121,413
			121,413

See Accompanying Notes to Financial Statements

88

Shares			Value
		Miscellaneous Manufacturing: 1.8%
9,350		3M Co.	$744,167
800		Cooper Industries Ltd.	53,048
3,250		Danaher Corp.	184,860
2,000		Dover Corp.	80,900
4,050		Eastman Kodak Co.	132,476
1,450		Eaton Corp.	97,730
126,650		General Electric Co.	4,478,343
9,300		Honeywell Intl., Inc.	328,569
3,250		Illinois Tool Works, Inc.	306,248
1,700	@@	Ingersoll-Rand Co.	126,514
1,000		ITT Industries, Inc.	85,120
1,100		Pall Corp.	29,799
1,400		Textron, Inc.	101,668
24,100	@@	Tyco Intl. Ltd.	818,676
			7,568,118
		Office/Business Equipment: 0.1%
2,400		Pitney Bowes, Inc.	105,048
9,200	@	Xerox Corp.	140,944
			245,992
		Oil and Gas: 2.5%
1,050		Amerada Hess Corp.	93,293
4,000		Anadarko Petroleum Corp.	278,400
3,000		Apache Corp.	162,180
6,750		Burlington Resources, Inc.	313,268
34,550		ChevronTexaco Corp.	1,886,429
8,050		ConocoPhillips	732,469
8,500		Devon Energy Corp.	352,069
1,050		EOG Resources, Inc.	78,824
103,550		Exxon Mobil Corp.	5,306,937
1,300		Kerr-McGee Corp.	80,899
2,900		Marathon Oil Corp.	114,376
700	@,@@	Nabors Industries Ltd.	36,400
1,100	@	Noble Corp.	53,295
4,550		Occidental Petroleum Corp.	273,956
1,100		Sunoco, Inc.	90,816
2,900	@	Transocean, Inc.	116,783
4,200		Unocal Corp.	193,368
4,450		Valero Energy Corp.	208,216
			10,371,978
		Oil and Gas Services: 0.1%
4,050		Baker Hughes, Inc.	179,536
1,450		BJ Services Co.	73,472
2,050		Halliburton Co.	84,768
			337,776
		Packaging and Containers: 0.0%
1,200		Ball Corp.	53,676
1,000		Bemis Co.	27,840
1,500	@	Pactiv Corp.	37,275
800	@	Sealed Air Corp.	41,128
			159,919
		Pharmaceuticals: 1.7%
18,600		Abbott Laboratories	780,455
1,350		Allergan, Inc.	99,225
1,300		AmerisourceBergen Corp.	76,622
23,600		Bristol-Myers Squibb Co.	554,600
5,100		Cardinal Health, Inc.	266,628
9,450	@	Caremark Rx, Inc.	337,932
13,450		Eli Lilly & Co.	717,288
700	@	Express Scripts, Inc.	50,372
3,350	@	Forest Laboratories, Inc.	130,550
4,100	@	Gilead Sciences, Inc.	141,286
2,050	@	Hospira, Inc.	66,072
950	@	King Pharmaceuticals, Inc.	11,828
2,899	@	Medco Health Solutions, Inc.	109,350
26,600		Merck & Co., Inc.	745,331
90,350		Pfizer, Inc.	2,509,019
16,200		Schering-Plough Corp.	289,170
16,050		Wyeth	639,914
			7,525,642
		Pipelines: 0.0%
6,800	@	Dynegy, Inc.	38,420
4,850		El Paso Corp.	50,634
450		Kinder Morgan, Inc.	31,185
4,150		Williams Cos., Inc.	69,181
			189,420
		Real Estate Investment Trusts: 0.1%
1,800		Equity Office Properties Trust	49,410
1,650		ProLogis	66,380
2,300		Simon Property Group, Inc.	142,784
			258,574
		Retail: 2.4%
2,750	@	Bed Bath & Beyond, Inc.	109,802
3,650		Best Buy Co., Inc.	205,787
3,200		Circuit City Stores, Inc.	49,888
8,550		Costco Wholesale Corp.	415,530
4,000		CVS Corp.	181,480
2,600		Darden Restaurants, Inc.	70,876
1,600		Federated Department Stores, Inc.	87,680
12,700		Gap, Inc.	277,495
44,800		Home Depot, Inc.	1,870,400
5,300		J.C. Penney Co., Inc. Holding Co.	204,580
4,100	@	Kohl’s Corp.	189,256
5,650		Limited Brands, Inc.	138,086
8,600		Lowe’s Cos., Inc.	475,838
2,750		May Department Stores Co.	77,330
20,450		McDonald’s Corp.	628,633
1,200		Nordstrom, Inc.	52,500
4,600	@	Office Depot, Inc.	75,440
1,350		RadioShack Corp.	42,620
7,300		Staples, Inc.	232,943
6,550	@	Starbucks Corp.	368,503
10,900		Target Corp.	558,298
5,050		TJX Cos., Inc.	118,877
2,450	@	Toys R US, Inc.	47,383
50,950		Wal-Mart Stores, Inc.	2,652,456
15,250		Walgreen Co.	582,245
1,800		Wendy’s Intl., Inc.	64,206
2,700		Yum! Brands, Inc.	122,580
			9,900,712
		Savings and Loans: 0.1%
1,500		Golden West Financial Corp.	178,860
1,450		Sovereign Bancorp, Inc.	31,683
9,500		Washington Mutual, Inc.	386,745
			597,288
		Semiconductors: 0.6%
3,400	@	Altera Corp.	77,112
3,900		Analog Devices, Inc.	144,105
18,250	@	Applied Materials, Inc.	303,680
76,950		Intel Corp.	1,719,833
1,750	@	KLA-Tencor Corp.	78,855
3,000		Linear Technology Corp.	114,480
1,200		Maxim Integrated Products, Inc.	49,152
3,400	@	National Semiconductor Corp.	52,564
1,100	@	Qlogic Corp.	37,829
8,350		Texas Instruments, Inc.	201,903
			2,779,513

See Accompanying Notes to Financial Statements

89

Shares			Value
		Software: 1.5%
2,100		Adobe Systems, Inc.	$127,176
1,800		Autodesk, Inc.	117,738
6,350		Automatic Data Processing, Inc.	289,116
3,450	@	BMC Software, Inc.	64,101
1,300	@	Citrix Systems, Inc.	30,693
5,750		Computer Associates Intl., Inc.	175,548
5,350	@	Compuware Corp.	30,870
1,300	@	Electronic Arts, Inc.	63,570
9,467		First Data Corp.	388,998
2,000	@	Fiserv, Inc.	77,020
1,950		IMS Health, Inc.	44,012
1,900	@	Intuit, Inc.	79,496
130,400		Microsoft Corp.	3,496,023
3,500	@	Novell, Inc.	21,350
104,900	@	Oracle Corp.	1,328,033
3,250	@	PeopleSoft, Inc.	76,733
4,950	@	Siebel Systems, Inc.	49,896
3,850	@	Veritas Software Corp.	84,315
			6,544,688
		Telecommunications: 1.9%
5,050		Alltel Corp.	286,285
3,300		AT&T Corp.	60,390
6,600	@	Avaya, Inc.	108,372
20,200		BellSouth Corp.	541,764
1,500		CenturyTel, Inc.	49,380
80,900	@	Cisco Systems, Inc.	1,513,638
3,600		Citizens Communications Co.	51,480
2,850	@	Comverse Technology, Inc.	60,620
16,550	@	Corning, Inc.	208,199
52,550	@	Lucent Technologies, Inc.	206,522
38,300		Motorola, Inc.	737,658
12,050	@	Nextel Communications, Inc.	342,943
19,600		Qualcomm, Inc.	815,752
19,800	@	Qwest Communications Intl., Inc.	79,200
39,950		SBC Communications, Inc.	1,005,541
2,250		Scientific-Atlanta, Inc.	66,645
17,600		Sprint Corp.	401,456
4,000	@	Tellabs, Inc.	34,200
33,150		Verizon Communications, Inc.	1,366,774
			7,936,819
		Textiles: 0.0%
1,550		Cintas Corp.	69,316
			69,316
		Toys/Games/Hobbies: 0.0%
2,100		Hasbro, Inc.	39,963
4,400		Mattel, Inc.	83,380
			123,343
		Transportation: 0.5%
3,350		Burlington Northern Santa Fe Corp.	150,884
2,100		CSX Corp.	80,073
4,350		FedEx Corp.	413,381
5,500		Norfolk Southern Corp.	188,815
1,000		Ryder System, Inc.	53,640
950		Union Pacific Corp.	60,268
13,550		United Parcel Service, Inc.	1,140,232
			2,087,293
		Total Common Stock (Cost $127,514,288)	132,053,705

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 64.3%
	Federal National Mortgage Association: 50.8%
$250,000,000	3.900%, due 04/22/08	$219,596,249
		219,596,249
	Other: 13.5%
16,301,000	FICO STRIP, 3.680%, due 04/06/08	14,444,414
50,000,000	Federal Agriculture Mortgage Corp., 3.900%, due 04/22/08	43,919,250
		58,363,664
	Total U.S. Government Agency Obligations (Cost $283,615,107)	277,959,913
U.S. TREASURY OBLIGATIONS: 4.6%
	U.S. Treasury STRIP: 4.6%
21,878,000	3.320%, due 02/15/08	19,698,864
	Total U.S. Treasury Obligations (Cost $19,934,974)	19,698,864
	Total Long-Term Investments (Cost $431,064,369)	429,712,482
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
2,923,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $2,923,167 to be received upon repurchase (Collateralized by $2,818,000 Federal Home Loan Mortgage Corporation, 5.500%, Market Value plus accrued interest $2,981,796, due 07/15/06)	2,923,000
	Total Short-Term Investments (Cost $2,923,000)	2,923,000

Total Investments In Securities (Cost $433,987,369)*	100.2%	$432,635,482
Other Assets and Liabilities-Net	(0.2)	(872,066)
Net Assets	100.0%	$431,763,416

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $437,992,154. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,564,090
Gross Unrealized Depreciation	(8,920,762)
Net Unrealized Appreciation	$(5,356,672)

See Accompanying Notes to Financial Statements

90

ING PRINCIPAL PROTECTION FUND VII

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 26.9%
		Advertising: 0.0%
2,100	@	Interpublic Group of Cos., Inc.	$26,061
1,000		Omnicom Group, Inc.	81,000
			107,061
		Aerospace/ Defense: 0.6%
7,450		Boeing Co.	399,096
1,800		General Dynamics Corp.	195,048
450		Goodrich Corp.	14,288
2,250		Lockheed Martin Corp.	136,890
2,000		Northrop Grumman Corp.	112,660
4,300		Raytheon Co.	173,462
800		Rockwell Collins, Inc.	31,888
2,800		United Technologies Corp.	273,224
			1,336,556
		Agriculture: 0.4%
10,750		Altria Group, Inc.	618,017
2,850		Archer-Daniels-Midland Co.	60,420
1,150		Monsanto Co.	52,923
800		Reynolds American, Inc.	60,504
1,550		UST, Inc.	68,247
			860,111
		Apparel: 0.2%
1,700	@	Coach, Inc.	84,728
500		Jones Apparel Group, Inc.	17,765
450		Liz Claiborne, Inc.	18,482
2,450		Nike, Inc.	207,417
200		Reebok Intl. Ltd.	7,776
800		VF Corp.	43,192
			379,360
		Auto Manufacturers: 0.2%
16,900		Ford Motor Co.	239,642
3,000		General Motors Corp.	115,770
1,600		PACCAR, Inc.	124,960
			480,372
		Auto Parts and Equipment: 0.0%
550		Dana Corp.	8,993
1,000		Johnson Controls, Inc.	61,400
			70,393
		Banks: 1.7%
1,750		AmSouth Bancorporation	45,378
21,406		Bank of America Corp.	990,455
3,100		BB&T Corp.	131,595
1,200		Comerica, Inc.	73,800
1,050		Fifth Third Bancorp	52,878
700		First Horizon National Corp.	30,590
1,300		Huntington Bancshares, Inc.	31,538
3,100		KeyCorp	103,199
500		M & T Bank Corp.	52,705
1,050		Marshall & Ilsley Corp.	43,775
2,100		Mellon Financial Corp.	61,362
4,950		National City Corp.	183,546
825		North Fork Bancorporation, Inc.	23,760
1,000		Northern Trust Corp.	47,040
1,250		PNC Financial Services Group, Inc.	68,000
2,110		Regions Financial Corp.	73,829
600		State Street Corp.	26,736
1,950		SunTrust Banks, Inc.	139,035
550		Synovus Financial Corp.	14,850
1,450		The Bank of New York Co., Inc.	47,720
10,200		U.S. Bancorp	302,226
11,324		Wachovia Corp.	586,016
8,900		Wells Fargo & Co.	549,752
400		Zions Bancorporation	26,600
			3,706,385
		Beverages: 0.6%
250		Adolph Coors Co.	18,725
4,350		Anheuser-Busch Cos., Inc.	217,892
600		Brown-Forman Corp.	28,812
12,700		Coca-Cola Co.	499,236
1,950		Coca-Cola Enterprises, Inc.	40,560
1,400		Pepsi Bottling Group, Inc.	39,228
8,850		PepsiCo, Inc.	441,704
			1,286,157
		Biotechnology: 0.3%
6,600	@	Amgen, Inc.	396,264
1,850	@	Biogen Idec, Inc.	108,558
1,250	@	Genzyme Corp.	70,013
1,050	@	MedImmune, Inc.	27,930
			602,765
		Building Materials: 0.1%
950	@	American Standard Cos., Inc.	36,993
2,650		Masco Corp.	93,466
500		Vulcan Materials Co.	25,925
			156,384
		Chemicals: 0.5%
1,300		Air Products & Chemicals, Inc.	74,425
500		Ashland, Inc.	29,575
5,500		Dow Chemical Co.	277,585
5,950		E.I. du Pont de Nemours & Co.	269,654
500		Eastman Chemical Co.	27,190
500		Ecolab, Inc.	17,490
900		Engelhard Corp.	26,901
400		International Flavors & Fragrances, Inc.	16,200
1,650		PPG Industries, Inc.	111,326
1,500		Praxair, Inc.	67,350
1,300		Rohm & Haas Co.	57,317
1,150		Sherwin-Williams Co.	51,290
400		Sigma-Aldrich Corp.	23,892
			1,050,195
		Commercial Services: 0.2%
900	@	Apollo Group, Inc.	71,730
5,600		Cendant Corp.	126,952
300		Deluxe Corp.	11,862
700		Equifax, Inc.	19,334
1,050		H&R Block, Inc.	50,085
1,600		McKesson Corp.	47,280
850		Moody’s Corp.	68,638
1,700		Paychex, Inc.	56,372
950		R.R. Donnelley & Sons Co.	32,965
1,200		Robert Half Intl., Inc.	32,436
			517,654
		Computers: 1.4%
600	@	Affiliated Computer Services, Inc.	35,508
3,700	@	Apple Computer, Inc.	248,085
800	@	Computer Sciences Corp.	43,280
17,600	@	Dell, Inc.	713,151
2,400		Electronic Data Systems Corp.	53,880
13,250	@	EMC Corp.	177,815
1,100	@	Gateway, Inc.	7,491
16,650		Hewlett-Packard Co.	333,000
11,900		International Business Machines Corp.	1,121,455
550	@	Lexmark Intl., Inc.	46,695
550	@	NCR Corp.	32,852
2,150	@	Network Appliance, Inc.	64,844

See Accompanying Notes to Financial Statements

91

Shares			Value
		Computers (continued)
31,750	@	Sun Microsystems, Inc.	$176,213
1,850	@	Sungard Data Systems, Inc.	49,044
1,600	@	Unisys Corp.	18,384
			3,121,697
		Cosmetics/ Personal Care: 0.9%
450		Alberto-Culver Co.	20,835
2,600		Avon Products, Inc.	97,604
2,650		Colgate-Palmolive Co.	121,874
9,300		Gillette Co.	404,457
3,650		Kimberly-Clark Corp.	232,177
22,750		Procter & Gamble Co.	1,216,669
			2,093,616
		Distribution/ Wholesale: 0.0%
1,000		Genuine Parts Co.	43,410
800		W.W. Grainger, Inc.	49,488
			92,898
		Diversified Financial Services: 1.9%
6,900		American Express Co.	384,398
450		Bear Stearns Cos., Inc.	43,911
1,200		Capital One Financial Corp.	94,296
1,300		CIT Group, Inc.	55,575
27,300		Citigroup, Inc.	1,221,674
5,248		Countrywide Financial Corp.	174,286
2,400	@	E*TRADE Financial Corp.	33,264
5,250		Fannie Mae	360,674
600		Federated Investors, Inc.	17,652
1,150		Franklin Resources, Inc.	75,475
3,750		Freddie Mac	255,975
2,650		Goldman Sachs Group, Inc.	277,614
7,844		J.P. Morgan Chase & Co.	295,327
1,550		Janus Capital Group, Inc.	25,653
1,500		Lehman Brothers Holdings, Inc.	125,670
6,950		MBNA Corp.	184,592
5,200		Merrill Lynch & Co., Inc.	289,692
2,400		Morgan Stanley	121,800
2,200	@	Providian Financial Corp.	35,310
2,450		SLM Corp.	125,367
			4,198,205
		Electric: 0.7%
3,320	@	AES Corp.	40,637
350		Ameren Corp.	16,947
2,000		American Electric Power Co., Inc.	68,340
850		Cinergy Corp.	35,182
1,350		Consolidated Edison, Inc.	59,198
700		Constellation Energy Group, Inc.	30,590
700		Dominion Resources, Inc.	45,829
950		DTE Energy Co.	41,686
6,800		Duke Energy Corp.	171,903
2,370		Edison Intl	75,603
1,200		Entergy Corp.	77,784
3,650		Exelon Corp.	152,241
1,450		FirstEnergy Corp.	61,234
900		FPL Group, Inc.	63,297
1,750	@	PG&E Corp.	58,205
600		Pinnacle West Capital Corp.	26,520
1,150		PPL Corp.	59,743
1,300		Public Service Enterprise Group, Inc.	57,187
4,050		Southern Co.	132,800
1,150		TECO Energy, Inc.	17,204
2,200		TXU Corp.	138,203
1,800		Xcel Energy, Inc.	32,508
			1,462,841
		Electrical Components and Equipment: 0.1%
3,000		Emerson Electric Co.	200,460
			200,460
		Electronics: 0.1%
2,500	@	Agilent Technologies, Inc.	57,224
1,400		Applera Corp. — Applied Biosystems Group	28,700
650	@	Fisher Scientific Intl	36,751
800	@	Jabil Circuit, Inc.	20,048
550		Parker Hannifin Corp.	41,140
900		PerkinElmer, Inc.	19,197
2,350	@	Sanmina-SCI Corp.	20,751
1,750	@	Solectron Corp.	10,938
300		Tektronix, Inc.	9,411
900	@	Thermo Electron Corp.	27,225
800	@	Waters Corp.	37,328
			308,713
		Engineering and Construction: 0.0%
400		Fluor Corp.	20,760
			20,760
		Entertainment: 0.0%
1,500		International Game Technology	53,025
			53,025
		Environmental Control: 0.0%
2,600		Waste Management, Inc.	77,506
			77,506
		Food: 0.3%
2,050		Albertson’s, Inc.	51,865
850		Campbell Soup Co.	24,251
2,350		ConAgra Foods, Inc.	63,568
1,950		General Mills, Inc.	88,706
1,550		H.J. Heinz Co.	57,598
1,150		Hershey Foods Corp.	59,570
2,050		Kellogg Co.	89,585
1,550	@	Kroger Co.	25,079
900		McCormick & Co., Inc.	32,805
900	@	Safeway, Inc.	17,352
4,000		Sara Lee Corp.	93,920
1,200		SUPERVALU, Inc.	37,908
1,650		Wm. Wrigley Jr. Co.	113,519
			755,726
		Forest Products and Paper: 0.2%
1,200		Georgia-Pacific Corp.	43,932
2,850		International Paper Co.	118,332
700		Louisiana-Pacific Corp.	17,129
1,200		MeadWestvaco Corp.	40,380
850		Plum Creek Timber Co., Inc.	31,450
350		Temple-Inland, Inc.	20,857
1,850		Weyerhaeuser Co.	122,100
			394,180
		Gas: 0.0%
900		KeySpan Corp.	35,568
1,300		Sempra Energy	48,074
			83,642
		Hand/ Machine Tools: 0.0%
600		Black & Decker Corp.	50,454
100		Snap-On, Inc.	3,161
450		Stanley Works	21,042
			74,657

See Accompanying Notes to Financial Statements

92

Shares			Value
		Healthcare — Products: 1.1%
300		Bausch & Lomb, Inc.	$17,664
2,850		Baxter Intl., Inc.	90,203
1,850		Becton Dickinson & Co.	101,343
1,100		Biomet, Inc.	52,657
4,550	@	Boston Scientific Corp.	158,386
500		C.R. Bard, Inc.	29,955
1,450		Guidant Corp.	94,004
21,100		Johnson & Johnson	1,272,751
6,600		Medtronic, Inc.	317,130
2,300	@	St. Jude Medical, Inc.	87,722
700		Stryker Corp.	30,793
1,150	@	Zimmer Holdings, Inc.	93,840
			2,346,448
		Healthcare — Services: 0.5%
1,500		Aetna, Inc.	177,765
1,350	@	Humana, Inc.	33,507
650	@	Laboratory Corp. Of America Holdings	31,168
300		Manor Care, Inc.	10,335
200		Quest Diagnostics, Inc.	18,750
5,900		UnitedHealth Group, Inc.	488,815
1,450	@	WellPoint Health Networks, Inc.	181,395
1,300	@	WellPoint, Inc.	131,729
			1,073,464
		Home Builders: 0.0%
650		Centex Corp.	34,106
			34,106
		Home Furnishings: 0.0%
1,200		Leggett & Platt, Inc.	35,820
300		Whirlpool Corp.	19,365
			55,185
		Household Products/ Wares: 0.1%
650		Avery Dennison Corp.	38,129
1,600		Clorox Co.	88,192
700		Fortune Brands, Inc.	54,936
			181,257
		Housewares: 0.0%
1,300		Newell Rubbermaid, Inc.	30,004
			30,004
		Insurance: 1.6%
2,100	@@	ACE Ltd.	84,882
2,300		AFLAC, Inc.	86,526
5,150		Allstate Corp.	260,074
550		AMBAC Financial Group, Inc.	44,732
23,350		American International Group, Inc.	1,479,222
2,250		AON Corp.	47,520
1,800		Chubb Corp.	137,178
1,250		CIGNA Corp.	87,525
945		Cincinnati Financial Corp.	42,336
1,650		Hartford Financial Services Group, Inc.	105,600
700		Jefferson-Pilot Corp.	34,433
1,350		Lincoln National Corp.	62,127
1,200		Loews Corp.	83,892
2,350		Marsh & McLennan Cos., Inc.	67,187
850		MBIA, Inc.	50,966
5,500		MetLife, Inc.	214,500
650		MGIC Investment Corp.	44,200
1,450		Principal Financial Group	54,636
1,050		Progressive Corp.	95,540
4,900		Prudential Financial, Inc.	239,854
1,200		Safeco Corp.	58,164
700		Torchmark Corp.	38,437
1,450		UnumProvident Corp.	22,577
600	@@	XL Capital Ltd.	45,216
			3,487,324
		Internet: 0.4%
3,450	@	eBay, Inc.	387,953
3,000	@	Symantec Corp.	191,430
7,550	@	Yahoo!, Inc.	284,031
			863,414
		Iron/ Steel: 0.0%
1,000		Nucor Corp.	52,900
800		United States Steel Corp.	41,888
			94,788
		Leisure Time: 0.1%
850		Brunswick Corp.	41,497
3,500		Carnival Corp.	185,535
1,350		Harley-Davidson, Inc.	78,057
550		Sabre Holdings Corp.	12,694
			317,783
		Lodging: 0.1%
500		Harrah’s Entertainment, Inc.	30,700
1,700		Hilton Hotels Corp.	35,122
950		Marriott Intl., Inc.	54,007
950		Starwood Hotels & Resorts Worldwide, Inc.	49,676
			169,505
		Machinery — Construction and Mining: 0.0%
600		Caterpillar, Inc.	54,930
			54,930
		Machinery — Diversified: 0.1%
250		Cummins, Inc.	19,905
1,150		Deere & Co.	82,490
1,050		Rockwell Automation, Inc.	49,665
			152,060
		Media: 0.7%
1,200		Clear Channel Communications, Inc.	40,416
12,250	@	Comcast Corp.	367,990
1,450		Gannett Co., Inc.	119,611
400		Knight-Ridder, Inc.	27,236
1,350		McGraw-Hill Cos., Inc.	118,436
300		Meredith Corp.	15,816
650		New York Times Co.	26,650
24,950	@	Time Warner, Inc.	441,864
600		Tribune Co.	26,022
550	@	Univision Communications, Inc.	16,555
3,650		Viacom, Inc.	126,655
11,300		Walt Disney Co.	303,744
			1,630,995
		Mining: 0.0%
650		Phelps Dodge Corp.	63,135
			63,135
		Miscellaneous Manufacturing: 1.6%
4,300		3M Co.	342,237
500		Cooper Industries Ltd.	33,155
1,550		Danaher Corp.	88,164
1,250		Dover Corp.	50,563
1,700		Eastman Kodak Co.	55,607
700		Eaton Corp.	47,180
55,650		General Electric Co.	1,967,783
4,650		Honeywell Intl., Inc.	164,285

See Accompanying Notes to Financial Statements

93

Shares			Value
		Miscellaneous Manufacturing (continued)
1,650		Illinois Tool Works, Inc.	$155,480
750	@@	Ingersoll-Rand Co.	55,815
450		ITT Industries, Inc.	38,304
600		Pall Corp.	16,254
700		Textron, Inc.	50,834
11,100	@@	Tyco Intl. Ltd.	377,066
			3,442,727
		Office/ Business Equipment: 0.1%
1,200		Pitney Bowes, Inc.	52,524
4,250	@	Xerox Corp.	65,110
			117,634
		Oil and Gas: 2.2%
450		Amerada Hess Corp.	39,983
1,600		Anadarko Petroleum Corp.	111,360
1,600		Apache Corp.	86,496
3,100		Burlington Resources, Inc.	143,871
17,500		ChevronTexaco Corp.	955,499
4,450		ConocoPhillips	404,905
4,200		Devon Energy Corp.	173,964
500		EOG Resources, Inc.	37,535
42,200		Exxon Mobil Corp.	2,162,749
600		Kerr-McGee Corp.	37,338
1,450		Marathon Oil Corp.	57,188
250	@,@@	Nabors Industries Ltd.	13,000
850	@	Noble Corp.	41,183
2,050		Occidental Petroleum Corp.	123,431
600		Sunoco, Inc.	49,536
1,450	@	Transocean, Inc.	58,392
1,900		Unocal Corp.	87,476
2,100		Valero Energy Corp.	98,259
			4,682,165
		Oil and Gas Services: 0.1%
1,500		Baker Hughes, Inc.	66,495
900		BJ Services Co.	45,603
2,150		Halliburton Co.	88,903
			201,001
		Packaging and Containers: 0.0%
800		Ball Corp.	35,784
400		Bemis Co.	11,136
800	@	Pactiv Corp.	19,880
400	@	Sealed Air Corp.	20,564
			87,364
		Pharmaceuticals: 1.5%
8,600		Abbott Laboratories	360,855
650		Allergan, Inc.	47,775
650		AmerisourceBergen Corp.	38,311
10,750		Bristol-Myers Squibb Co.	252,625
2,000		Cardinal Health, Inc.	104,560
4,050	@	Caremark Rx, Inc.	144,828
2,400		Eli Lilly & Co.	127,992
500	@	Express Scripts, Inc.	35,980
1,650	@	Forest Laboratories, Inc.	64,301
2,000	@	Gilead Sciences, Inc.	68,920
1,000	@	Hospira, Inc.	32,230
1,000	@	King Pharmaceuticals, Inc.	12,450
1,491	@	Medco Health Solutions, Inc.	56,241
12,300		Merck & Co., Inc.	344,645
39,650		Pfizer, Inc.	1,101,080
8,100		Schering-Plough Corp.	144,585
7,350		Wyeth	293,045
			3,230,423
		Pipelines: 0.0%
3,850	@	Dynegy, Inc.	21,753
2,500		El Paso Corp.	26,100
250		Kinder Morgan, Inc.	17,325
2,450		Williams Cos., Inc.	40,841
			106,019
		Real Estate Investment Trusts: 0.1%
750		Equity Office Properties Trust	20,588
800		ProLogis	32,184
950		Simon Property Group, Inc.	58,976
			111,748
		Retail: 2.1%
1,700	@	Bed Bath & Beyond, Inc.	67,878
1,700		Best Buy Co., Inc.	95,846
1,650		Circuit City Stores, Inc.	25,724
4,300		Costco Wholesale Corp.	208,980
1,750		CVS Corp.	79,398
1,250		Darden Restaurants, Inc.	34,075
750		Federated Department Stores, Inc.	41,100
6,850		Gap, Inc.	149,673
19,550		Home Depot, Inc.	816,212
2,400		J.C. Penney Co., Inc. Holding Co.	92,640
700	@	Kohl’s Corp.	32,312
3,450		Limited Brands, Inc.	84,318
4,300		Lowe’s Cos., Inc.	237,918
1,800		May Department Stores Co.	50,616
6,950		McDonald’s Corp.	213,643
600		Nordstrom, Inc.	26,250
2,050	@	Office Depot, Inc.	33,620
1,150		RadioShack Corp.	36,306
3,050		Staples, Inc.	97,326
2,100	@	Starbucks Corp.	118,146
4,950		Target Corp.	253,538
2,600		TJX Cos., Inc.	61,204
1,200	@	Toys R US, Inc.	23,208
22,400		Wal-Mart Stores, Inc.	1,166,143
7,500		Walgreen Co.	286,349
850		Wendy’s Intl., Inc.	30,320
1,250		Yum! Brands, Inc.	56,750
			4,419,493
		Savings and Loans: 0.1%
800		Golden West Financial Corp.	95,392
750		Sovereign Bancorp, Inc.	16,388
4,850		Washington Mutual, Inc.	197,443
			309,223
		Semiconductors: 0.6%
1,600	@	Altera Corp.	36,288
1,950		Analog Devices, Inc.	72,053
9,150	@	Applied Materials, Inc.	152,256
33,850		Intel Corp.	756,547
900	@	KLA-Tencor Corp.	40,554
1,350		Linear Technology Corp.	51,516
600		Maxim Integrated Products, Inc.	24,576
1,600	@	National Semiconductor Corp.	24,736
500	@	Qlogic Corp.	17,195
3,100		Texas Instruments, Inc.	74,958
			1,250,679
		Software: 1.4%
1,200		Adobe Systems, Inc.	72,672
800		Autodesk, Inc.	52,328
3,200		Automatic Data Processing, Inc.	145,696
1,550	@	BMC Software, Inc.	28,799
800	@	Citrix Systems, Inc.	18,888

See Accompanying Notes to Financial Statements

94

Shares			Value
		Software (continued)
2,550		Computer Associates Intl., Inc.	$77,852
2,200	@	Compuware Corp.	12,694
650	@	Electronic Arts, Inc.	31,785
4,749		First Data Corp.	195,136
1,000	@	Fiserv, Inc.	38,510
1,600		IMS Health, Inc.	36,112
1,100	@	Intuit, Inc.	46,024
56,900		Microsoft Corp.	1,525,488
1,950	@	Novell, Inc.	11,895
46,100	@	Oracle Corp.	583,625
2,250	@	PeopleSoft, Inc.	53,123
2,350	@	Siebel Systems, Inc.	23,688
2,500	@	Veritas Software Corp.	54,750
			3,009,065
		Telecommunications: 1.6%
2,000		Alltel Corp.	113,380
1,650		AT&T Corp.	30,195
1,950	@	Avaya, Inc.	32,019
10,000		BellSouth Corp.	268,200
600		CenturyTel, Inc.	19,752
35,500	@	Cisco Systems, Inc.	664,204
1,950		Citizens Communications Co.	27,885
1,500	@	Comverse Technology, Inc.	31,905
6,750	@	Corning, Inc.	84,915
23,250	@	Lucent Technologies, Inc.	91,373
17,450		Motorola, Inc.	336,087
6,050	@	Nextel Communications, Inc.	172,183
8,900		Qualcomm, Inc.	370,418
8,500	@	Qwest Communications Intl., Inc.	34,000
17,300		SBC Communications, Inc.	435,441
1,200		Scientific-Atlanta, Inc.	35,544
7,700		Sprint Corp.	175,637
2,700	@	Tellabs, Inc.	23,085
14,550		Verizon Communications, Inc.	599,896
			3,546,119
		Textiles: 0.0%
750		Cintas Corp.	33,540
			33,540
		Toys/ Games/ Hobbies: 0.0%
1,000		Hasbro, Inc.	19,030
2,250		Mattel, Inc.	42,638
			61,668
		Transportation: 0.4%
1,600		Burlington Northern Santa Fe Corp.	72,064
1,000		CSX Corp.	38,130
2,200		FedEx Corp.	209,066
3,000		Norfolk Southern Corp.	102,990
400		Ryder System, Inc.	21,456
450		Union Pacific Corp.	28,548
5,900		United Parcel Service, Inc.	496,485
			968,739
		Total Common Stock (Cost $55,904,028)	59,623,324

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.5%
	Federal Home Loan Mortgage Corporation: 28.9%
$73,000,000	3.880%, due 06/26/08	$63,996,107
		63,996,107
	Federal National Mortgage Association: 30.6%
5,430,000	4.040%, due 05/15/08 STRIP	4,756,729
72,000,000	4.070%, due 05/15/08 STRIP	63,009,144
	Total U.S. Government Agency Obligations (Cost $137,252,905)	131,761,980
U.S. TREASURY OBLIGATIONS: 13.2%
	U.S. Treasury STRIP: 13.2%
32,942,000	3.410%, due 05/15/08	29,339,265
	Total U.S. Treasury Obligations (Cost $29,780,112)	29,339,265
	Total Long-Term Investments (Cost $222,937,045)	220,724,569
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreement: 0.6%
1,267,000	Goldman Sachs Repurchase Agreement dated 11/30/04, 2.060%, due 12/01/04, $1,267,073 to be received upon repurchase (Collateralized by $1,222,000 Federal Home Loan Mortgage Corporation, 5.500%, Market Value plus accrued interest $1,293,029, due 07/15/06)	1,267,000
	Total Short-Term Investments (Cost $1,267,000)	1,267,000

Total Investments In Securities (Cost $224,204,045)*	100.2%	$221,991,569
Other Assets and Liabilities-Net	(0.2)	(429,240)
Net Assets	100.0%	$221,562,329

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $224,802,893. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,764,461
Gross Unrealized Depreciation	(7,575,785)
Net Unrealized Depreciation	$(2,811,324)

See Accompanying Notes to Financial Statements

95

ING PRINCIPAL PROTECTION FUND VIII

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 30.8%
		Advertising: 0.0%
480	@	Interpublic Group of Cos., Inc.	$5,957
670		Omnicom Group, Inc.	54,270
			60,227
		Aerospace/Defense: 0.7%
5,820		Boeing Co.	311,778
1,440		General Dynamics Corp.	156,038
360		Goodrich Corp.	11,430
1,730		Lockheed Martin Corp.	105,253
1,200		Northrop Grumman Corp.	67,596
3,000		Raytheon Co.	121,020
520		Rockwell Collins, Inc.	20,727
1,950		United Technologies Corp.	190,281
			984,123
		Agriculture: 0.5%
8,390		Altria Group, Inc.	482,341
2,430		Archer-Daniels-Midland Co.	51,516
900		Monsanto Co.	41,418
570		Reynolds American, Inc.	43,109
1,200		UST, Inc.	52,836
			671,220
		Apparel: 0.2%
1,400	@	Coach, Inc.	69,776
520		Jones Apparel Group, Inc.	18,476
330		Liz Claiborne, Inc.	13,553
1,720		Nike, Inc.	145,615
160		Reebok Intl. Ltd.	6,221
500		VF Corp.	26,995
			280,636
		Auto Manufacturers: 0.2%
11,780		Ford Motor Co.	167,040
2,070		General Motors Corp.	79,881
1,275		PACCAR, Inc.	99,578
			346,499
		Auto Parts and Equipment: 0.0%
380		Dana Corp.	6,213
650	@	Goodyear Tire & Rubber Co.	8,203
670		Johnson Controls, Inc.	41,138
			55,554
		Banks: 2.0%
1,280		AmSouth Bancorporation	33,190
16,680		Bank of America Corp.	771,783
2,300		BB&T Corp.	97,635
1,240		Comerica, Inc.	76,260
700		Fifth Third Bancorp	35,252
310		First Horizon National Corp.	13,547
580		Huntington Bancshares, Inc.	14,071
2,050		KeyCorp	68,245
400		M & T Bank Corp.	42,164
770		Marshall & Ilsley Corp.	32,101
1,240		Mellon Financial Corp.	36,233
3,410		National City Corp.	126,443
1,885		North Fork Bancorporation, Inc.	54,288
360		Northern Trust Corp.	16,934
910		PNC Financial Services Group, Inc.	49,504
1,918		Regions Financial Corp.	67,111
1,400		State Street Corp.	62,384
1,370		SunTrust Banks, Inc.	97,681
400		Synovus Financial Corp.	10,800
990		The Bank of New York Co., Inc.	32,581
7,690		U.S. Bancorp	227,855
7,873		Wachovia Corp.	407,428
6,910		Wells Fargo & Co.	426,830
290		Zions Bancorporation	19,285
			2,819,605
		Beverages: 0.7%
3,110		Anheuser-Busch Cos., Inc.	155,780
400		Brown-Forman Corp.	19,208
9,990		Coca-Cola Co.	392,707
1,640		Coca-Cola Enterprises, Inc.	34,112
720		Pepsi Bottling Group, Inc.	20,174
9,380		PepsiCo, Inc.	468,156
			1,090,137
		Biotechnology: 0.3%
5,220	@	Amgen, Inc.	313,408
1,150	@	Biogen Idec, Inc.	67,482
850	@	Genzyme Corp.	47,609
750	@	MedImmune, Inc.	19,950
150	@	Millipore Corp.	7,308
			455,757
		Building Materials: 0.1%
690	@	American Standard Cos., Inc.	26,869
1,820		Masco Corp.	64,191
310		Vulcan Materials Co.	16,074
			107,134
		Chemicals: 0.5%
900		Air Products & Chemicals, Inc.	51,525
150		Ashland, Inc.	8,873
4,080		Dow Chemical Co.	205,917
4,050		E.I. du Pont de Nemours & Co.	183,545
350		Eastman Chemical Co.	19,033
320		Ecolab, Inc.	11,194
510		Engelhard Corp.	15,244
270		International Flavors & Fragrances, Inc.	10,935
1,300		PPG Industries, Inc.	87,711
1,210		Praxair, Inc.	54,329
730		Rohm & Haas Co.	32,186
750		Sherwin-Williams Co.	33,450
270		Sigma-Aldrich Corp.	16,127
			730,069
		Commercial Services: 0.3%
730	@	Apollo Group, Inc.	58,181
4,030		Cendant Corp.	91,359
190		Deluxe Corp.	7,513
520		Equifax, Inc.	14,362
860		H&R Block, Inc.	41,022
850		McKesson Corp.	25,118
630		Moody’s Corp.	50,873
1,620		Paychex, Inc.	53,719
900		R.R. Donnelley & Sons Co.	31,230
600		Robert Half Intl., Inc.	16,218
			389,595
		Computers: 1.8%
500	@	Affiliated Computer Services, Inc.	29,590
2,760	@	Apple Computer, Inc.	185,058
600	@	Computer Sciences Corp.	32,460
13,880	@	Dell, Inc.	562,417
2,050		Electronic Data Systems Corp.	46,023
9,340	@	EMC Corp.	125,343
710	@	Gateway, Inc.	4,835
12,310		Hewlett-Packard Co.	246,200
11,750		International Business Machines Corp.	1,107,319
430	@	Lexmark Intl., Inc.	36,507
350	@	NCR Corp.	20,906
1,190	@	Network Appliance, Inc.	35,890

See Accompanying Notes to Financial Statements

96

Shares			Value
		Computers (continued)
23,550	@	Sun Microsystems, Inc.	$130,703
1,090	@	Sungard Data Systems, Inc.	28,896
1,200	@	Unisys Corp.	13,788
			2,605,935
		Cosmetics/Personal Care: 1.0%
510		Alberto-Culver Co.	23,613
1,600		Avon Products, Inc.	60,064
2,040		Colgate-Palmolive Co.	93,820
6,980		Gillette Co.	303,560
2,500		Kimberly-Clark Corp.	159,025
15,730		Procter & Gamble Co.	841,240
			1,481,322
		Distribution/Wholesale: 0.0%
1,000		Genuine Parts Co.	43,410
450		W.W. Grainger, Inc.	27,837
			71,247
		Diversified Financial Services: 2.3%
5,230		American Express Co.	291,363
380		Bear Stearns Cos., Inc.	37,080
1,360		Capital One Financial Corp.	106,869
2,300		Charles Schwab Corp.	24,794
1,500		CIT Group, Inc.	64,125
21,290		Citigroup, Inc.	952,728
3,760		Countrywide Financial Corp.	124,870
1,050	@	E*TRADE Financial Corp.	14,553
4,000		Fannie Mae	274,800
120		Federated Investors, Inc.	3,530
770		Franklin Resources, Inc.	50,535
2,600		Freddie Mac	177,476
2,020		Goldman Sachs Group, Inc.	211,615
5,461		J.P. Morgan Chase & Co.	205,607
250		Janus Capital Group, Inc.	4,138
1,530		Lehman Brothers Holdings, Inc.	128,183
4,960		MBNA Corp.	131,738
3,630		Merrill Lynch & Co., Inc.	202,227
1,780		Morgan Stanley	90,335
780	@	Providian Financial Corp.	12,519
1,520		SLM Corp.	77,778
200		T. Rowe Price Group, Inc.	11,832
			3,198,695
		Electric: 0.8%
3,150	@	AES Corp.	38,556
500	@	Allegheny Energy, Inc.	9,570
250		Ameren Corp.	12,105
1,690		American Electric Power Co., Inc.	57,747
500		Cinergy Corp.	20,695
850		Consolidated Edison, Inc.	37,273
950		Constellation Energy Group, Inc.	41,515
1,350		Dominion Resources, Inc.	88,385
600		DTE Energy Co.	26,328
6,510		Duke Energy Corp.	164,573
1,910		Edison Intl.	60,929
850		Entergy Corp.	55,097
2,530		Exelon Corp.	105,526
1,120		FirstEnergy Corp.	47,298
540		FPL Group, Inc.	37,978
1,440	@	PG&E Corp.	47,894
240		Pinnacle West Capital Corp.	10,608
790		PPL Corp.	41,041
400		Progress Energy, Inc.	17,564
900		Public Service Enterprise Group, Inc.	39,591
3,090		Southern Co.	101,321
900		TECO Energy, Inc.	13,464
1,570		TXU Corp.	98,627
1,320		Xcel Energy, Inc.	23,839
			1,197,524
		Electrical Components and Equipment: 0.1%
2,070		Emerson Electric Co.	138,317
			138,317
		Electronics: 0.1%
1,600	@	Agilent Technologies, Inc.	36,623
600		Applera Corp. — Applied Biosystems Group	12,300
450	@	Fisher Scientific Intl.	25,443
570	@	Jabil Circuit, Inc.	14,284
340		Parker Hannifin Corp.	25,432
390		PerkinElmer, Inc.	8,319
1,640	@	Sanmina-SCI Corp.	14,481
3,270	@	Solectron Corp.	20,438
250		Tektronix, Inc.	7,843
670	@	Thermo Electron Corp.	20,268
350	@	Waters Corp.	16,331
			201,762
		Engineering and Construction: 0.0%
350		Fluor Corp.	18,165
			18,165
		Entertainment: 0.0%
1,210		International Game Technology	42,774
			42,774
		Environmental Control: 0.0%
2,010		Waste Management, Inc.	59,918
			59,918
		Food: 0.4%
1,400		Albertson’s, Inc.	35,420
1,750		Campbell Soup Co.	49,928
1,950		ConAgra Foods, Inc.	52,748
1,250		General Mills, Inc.	56,863
1,150		H.J. Heinz Co.	42,734
850		Hershey Foods Corp.	44,030
1,420		Kellogg Co.	62,054
1,100	@	Kroger Co.	17,798
550		McCormick & Co., Inc.	20,048
650	@	Safeway, Inc.	12,532
2,750		Sara Lee Corp.	64,569
770		SUPERVALU, Inc.	24,324
1,260		Wm. Wrigley Jr. Co.	86,687
			569,735
		Forest Products and Paper: 0.2%
1,100		Georgia-Pacific Corp.	40,271
2,060		International Paper Co.	85,531
510		Louisiana-Pacific Corp.	12,480
650		MeadWestvaco Corp.	21,873
550		Plum Creek Timber Co., Inc.	20,350
250		Temple-Inland, Inc.	14,898
1,300		Weyerhaeuser Co.	85,799
			281,202
		Gas: 0.0%
430		KeySpan Corp.	16,994
300		Nicor, Inc.	11,070
1,150		Sempra Energy	42,527
			70,591

See Accompanying Notes to Financial Statements

97

Shares			Value
		Hand/Machine Tools: 0.0%
410		Black & Decker Corp.	$34,477
90		Snap-On, Inc.	2,845
280		Stanley Works	13,093
			50,415
		Healthcare — Products: 1.4%
260		Bausch & Lomb, Inc.	15,309
2,510		Baxter Intl., Inc.	79,442
1,700		Becton Dickinson & Co.	93,126
750		Biomet, Inc.	35,903
3,210	@	Boston Scientific Corp.	111,740
340		C.R. Bard, Inc.	20,369
1,170		Guidant Corp.	75,851
20,790		Johnson & Johnson	1,254,052
4,970		Medtronic, Inc.	238,808
1,340	@	St. Jude Medical, Inc.	51,108
500		Stryker Corp.	21,995
910	@	Zimmer Holdings, Inc.	74,256
			2,071,959
		Healthcare — Services: 0.5%
970		Aetna, Inc.	114,955
740	@	Humana, Inc.	18,367
450	@	Laboratory Corp. Of America Holdings	21,578
390		Manor Care, Inc.	13,436
140		Quest Diagnostics, Inc.	13,125
4,670		UnitedHealth Group, Inc.	386,909
1,020	@	WellPoint Health Networks, Inc.	127,601
920	@	WellPoint, Inc.	93,224
			789,195
		Home Builders: 0.0%
460		Centex Corp.	24,136
			24,136
		Home Furnishings: 0.0%
510		Leggett & Platt, Inc.	15,224
290		Whirlpool Corp.	18,719
			33,943
		Household Products/Wares: 0.1%
350		Avery Dennison Corp.	20,531
860		Clorox Co.	47,403
500		Fortune Brands, Inc.	39,240
			107,174
		Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	25,388
			25,388
		Insurance: 1.6%
1,140	@@	ACE Ltd.	46,079
2,020		AFLAC, Inc.	75,992
3,590		Allstate Corp.	181,295
370		AMBAC Financial Group, Inc.	30,092
14,520		American International Group, Inc.	919,842
1,540		AON Corp.	32,525
1,260		Chubb Corp.	96,025
890		CIGNA Corp.	62,318
482		Cincinnati Financial Corp.	21,594
1,200		Hartford Financial Services Group, Inc.	76,800
360		Jefferson-Pilot Corp.	17,708
710		Lincoln National Corp.	32,674
1,350		Loews Corp.	94,379
2,200		Marsh & McLennan Cos., Inc.	62,898
570		MBIA, Inc.	34,177
3,840		MetLife, Inc.	149,760
270		MGIC Investment Corp.	18,360
960		Principal Financial Group	36,173
730		Progressive Corp.	66,423
3,400		Prudential Financial, Inc.	166,430
720		Safeco Corp.	34,898
1,100		St. Paul Travelers Cos., Inc.	40,128
330		Torchmark Corp.	18,120
900		UnumProvident Corp.	14,013
420	@@	XL Capital Ltd.	31,651
			2,360,354
		Internet: 0.4%
2,730	@	eBay, Inc.	306,989
2,000	@	Symantec Corp.	127,620
5,650	@	Yahoo!, Inc.	212,553
			647,162
		Iron/Steel: 0.0%
400		Allegheny Technologies, Inc.	8,800
400		Nucor Corp.	21,160
750		United States Steel Corp.	39,270
			69,230
		Leisure Time: 0.1%
320		Brunswick Corp.	15,622
2,450		Carnival Corp.	129,875
1,020		Harley-Davidson, Inc.	58,976
650		Sabre Holdings Corp.	15,002
			219,475
		Lodging: 0.1%
320		Harrah’s Entertainment, Inc.	19,648
1,270		Hilton Hotels Corp.	26,238
1,270		Marriott Intl., Inc.	72,199
740		Starwood Hotels & Resorts Worldwide, Inc.	38,695
			156,780
		Machinery — Construction and Mining: 0.0%
500		Caterpillar, Inc.	45,775
			45,775
		Machinery — Diversified: 0.1%
250		Cummins, Inc.	19,905
810		Deere & Co.	58,101
520		Rockwell Automation, Inc.	24,596
			102,602
		Media: 0.8%
850		Clear Channel Communications, Inc.	28,628
9,150	@	Comcast Corp.	274,866
990		Gannett Co., Inc.	81,665
110		Knight-Ridder, Inc.	7,490
950		McGraw-Hill Cos., Inc.	83,344
140		Meredith Corp.	7,381
490		New York Times Co.	20,090
18,720	@	Time Warner, Inc.	331,531
370		Tribune Co.	16,047
400	@	Univision Communications, Inc.	12,040
2,500		Viacom, Inc.	86,750
7,890		Walt Disney Co.	212,083
			1,161,915
		Mining: 0.0%
420		Phelps Dodge Corp.	40,795
			40,795

See Accompanying Notes to Financial Statements

98

Shares			Value
		Miscellaneous Manufacturing: 1.8%
3,200		3M Co.	$254,688
390		Cooper Industries Ltd.	25,861
1,050		Danaher Corp.	59,724
600		Dover Corp.	24,270
1,870		Eastman Kodak Co.	61,168
600		Eaton Corp.	40,440
43,450		General Electric Co.	1,536,392
3,280		Honeywell Intl., Inc.	115,882
1,130		Illinois Tool Works, Inc.	106,480
530	@@	Ingersoll-Rand Co.	39,443
320		ITT Industries, Inc.	27,238
410		Pall Corp.	11,107
510		Textron, Inc.	37,036
8,260	@@	Tyco Intl. Ltd.	280,592
			2,620,321
		Office/Business Equipment: 0.1%
900		Pitney Bowes, Inc.	39,393
2,610	@	Xerox Corp.	39,985
			79,378
		Oil and Gas: 2.5%
290		Amerada Hess Corp.	25,767
1,360		Anadarko Petroleum Corp.	94,656
1,320		Apache Corp.	71,359
2,390		Burlington Resources, Inc.	110,920
11,640		ChevronTexaco Corp.	635,544
2,780		ConocoPhillips	252,952
2,960		Devon Energy Corp.	122,603
390		EOG Resources, Inc.	29,277
35,500		Exxon Mobil Corp.	1,819,375
520		Kerr-McGee Corp.	32,360
1,300		Marathon Oil Corp.	51,272
200	@,@@	Nabors Industries Ltd.	10,400
350	@	Noble Corp.	16,958
1,330		Occidental Petroleum Corp.	80,079
560		Sunoco, Inc.	46,234
1,000	@	Transocean, Inc.	40,270
1,420		Unocal Corp.	65,377
1,800		Valero Energy Corp.	84,222
			3,589,625
		Oil and Gas Services: 0.1%
1,400		Baker Hughes, Inc.	62,062
620		BJ Services Co.	31,415
700		Halliburton Co.	28,945
			122,422
		Packaging and Containers: 0.0%
580		Ball Corp.	25,943
320		Bemis Co.	8,909
580	@	Pactiv Corp.	14,413
290	@	Sealed Air Corp.	14,909
			64,174
		Pharmaceuticals: 1.7%
6,400		Abbott Laboratories	268,544
490		Allergan, Inc.	36,015
550		AmerisourceBergen Corp.	32,417
7,520		Bristol-Myers Squibb Co.	176,720
1,750		Cardinal Health, Inc.	91,490
2,800	@	Caremark Rx, Inc.	100,128
4,610		Eli Lilly & Co.	245,851
320	@	Express Scripts, Inc.	23,027
1,270	@	Forest Laboratories, Inc.	49,492
1,500	@	Gilead Sciences, Inc.	51,690
400	@	Hospira, Inc.	12,892
700	@	King Pharmaceuticals, Inc.	8,715
1,020	@	Medco Health Solutions, Inc.	38,474
9,110		Merck & Co., Inc.	255,262
30,970		Pfizer, Inc.	860,037
5,700		Schering-Plough Corp.	101,745
5,150		Wyeth	205,331
			2,557,830
		Pipelines: 0.0%
2,500	@	Dynegy, Inc.	14,125
1,700		El Paso Corp.	17,748
140		Kinder Morgan, Inc.	9,702
1,670		Williams Cos., Inc.	27,839
			69,414
		Real Estate Investment Trusts: 0.1%
650		Equity Office Properties Trust	17,843
500		ProLogis	20,115
810		Simon Property Group, Inc.	50,284
			88,242
		Retail: 2.4%
1,040	@	Bed Bath & Beyond, Inc.	41,525
1,110		Best Buy Co., Inc.	62,582
1,050		Circuit City Stores, Inc.	16,370
3,020		Costco Wholesale Corp.	146,772
1,380		CVS Corp.	62,611
450		Darden Restaurants, Inc.	12,267
650		Federated Department Stores, Inc.	35,620
4,580		Gap, Inc.	100,073
15,350		Home Depot, Inc.	640,863
2,100		J.C. Penney Co., Inc. Holding Co.	81,060
1,400	@	Kohl’s Corp.	64,624
2,220		Limited Brands, Inc.	54,257
2,990		Lowe’s Cos., Inc.	165,437
860		May Department Stores Co.	24,183
7,010		McDonald’s Corp.	215,487
390		Nordstrom, Inc.	17,063
1,700	@	Office Depot, Inc.	27,880
700		RadioShack Corp.	22,099
2,830		Staples, Inc.	90,305
2,260	@	Starbucks Corp.	127,148
3,500		Target Corp.	179,270
1,680		TJX Cos., Inc.	39,547
900	@	Toys R US, Inc.	17,406
17,490		Wal-Mart Stores, Inc.	910,528
5,320		Walgreen Co.	203,118
480		Wendy’s Intl., Inc.	17,122
1,020		Yum! Brands, Inc.	46,308
			3,421,525
		Savings and Loans: 0.2%
610		Golden West Financial Corp.	72,736
950		Sovereign Bancorp, Inc.	20,758
3,310		Washington Mutual, Inc.	134,750
			228,244
		Semiconductors: 0.7%
1,120	@	Altera Corp.	25,402
1,370		Analog Devices, Inc.	50,622
6,400	@	Applied Materials, Inc.	106,495
26,390		Intel Corp.	589,816
650	@	KLA-Tencor Corp.	29,289
1,030		Linear Technology Corp.	39,305
410		Maxim Integrated Products, Inc.	16,794
1,190	@	National Semiconductor Corp.	18,397
400	@	Qlogic Corp.	13,756
2,860		Texas Instruments, Inc.	69,155
			959,031
		Software: 1.5%
860		Adobe Systems, Inc.	52,082
830		Autodesk, Inc.	54,290

See Accompanying Notes to Financial Statements

99

Shares			Value
		Software (continued)
2,210		Automatic Data Processing, Inc.	$100,621
1,110	@	BMC Software, Inc.	20,624
540	@	Citrix Systems, Inc.	12,749
1,970		Computer Associates Intl., Inc.	60,144
1,640	@	Compuware Corp.	9,463
470	@	Electronic Arts, Inc.	22,983
3,347		First Data Corp.	137,528
740	@	Fiserv, Inc.	28,497
680		IMS Health, Inc.	15,348
530	@	Intuit, Inc.	22,175
44,700		Microsoft Corp.	1,198,408
1,630	@	Novell, Inc.	9,943
35,970	@	Oracle Corp.	455,380
1,040	@	PeopleSoft, Inc.	24,554
1,570	@	Siebel Systems, Inc.	15,826
1,290	@	Veritas Software Corp.	28,251
			2,268,866
		Telecommunications: 1.9%
1,710		Alltel Corp.	96,940
1,170		AT&T Corp.	21,411
2,350	@	Avaya, Inc.	38,587
7,060		BellSouth Corp.	189,349
390		CenturyTel, Inc.	12,839
27,750	@	Cisco Systems, Inc.	519,202
800		Citizens Communications Co.	11,440
540	@	Comverse Technology, Inc.	11,486
4,600	@	Corning, Inc.	57,868
16,000	@	Lucent Technologies, Inc.	62,880
13,130		Motorola, Inc.	252,884
4,220	@	Nextel Communications, Inc.	120,101
6,690		Qualcomm, Inc.	278,438
6,250	@	Qwest Communications Intl., Inc.	25,000
13,710		SBC Communications, Inc.	345,080
710		Scientific-Atlanta, Inc.	21,030
5,350		Sprint Corp.	122,034
1,990	@	Tellabs, Inc.	17,015
11,350		Verizon Communications, Inc.	467,960
			2,671,544
		Textiles: 0.0%
490		Cintas Corp.	21,913
			21,913
		Toys/Games/Hobbies: 0.0%
760		Hasbro, Inc.	14,463
1,150		Mattel, Inc.	21,792
			36,255
		Transportation: 0.5%
1,190		Burlington Northern Santa Fe Corp.	53,598
750		CSX Corp.	28,598
1,510		FedEx Corp.	143,495
1,880		Norfolk Southern Corp.	64,540
270		Ryder System, Inc.	14,483
350		Union Pacific Corp.	22,204
4,630		United Parcel Service, Inc.	389,614
			716,532
		Total Common Stock (Cost $43,833,749)	45,349,357

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.0%
	Federal Home Loan Mortgage Corporation: 58.0%
$100,000,000	3.880%, due 12/22/08	$85,671,001
	Total U.S. Government Agency Obligations (Cost $86,388,978)	85,671,001
U.S. TREASURY OBLIGATIONS: 10.7%
	U.S. Treasury STRIP: 10.7%
18,048,000	3.560%, due 11/15/08	15,715,097
	Total U.S. Treasury Obligations (Cost $15,932,579)	15,715,097
	Total Long-Term Investments (Cost $146,155,306)	146,735,455
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
1,139,000	Goldman Sachs Repurchase Agreement dated 11/30/04, 2.060%, due 12/01/04, $1,139,065 to be received upon repurchase (Collateralized by $1,098,000 Federal Home Loan Mortgage Corporation, 5.500%, Market Value plus accrued interest $1,161,821, due 07/15/06)	1,139,000
	Total Short-Term Investments (Cost $1,139,000)	1,139,000

Total Investments In Securities (Cost $147,294,306)*	100.3%	$147,874,455
Other Assets and Liabilities-Net	(0.3)	(399,307)
Net Assets	100.0%	$147,475,148

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $149,253,759. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$456,190
Gross Unrealized Depreciation	(1,835,494)
Net Unrealized Appreciation	$(1,379,304)

See Accompanying Notes to Financial Statements

100

ING PRINCIPAL PROTECTION FUND IX

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 32.4%
		Advertising: 0.1%
1,000	@	Interpublic Group of Cos., Inc.	$12,410
600		Omnicom Group, Inc.	48,600
			61,010
		Aerospace/Defense: 0.7%
4,100		Boeing Co.	219,637
1,000		General Dynamics Corp.	108,360
400		Goodrich Corp.	12,700
1,200		Lockheed Martin Corp.	73,008
1,150		Northrop Grumman Corp.	64,780
2,100		Raytheon Co.	84,714
500		Rockwell Collins, Inc.	19,930
1,450		United Technologies Corp.	141,491
			724,620
		Agriculture: 0.5%
5,900		Altria Group, Inc.	339,190
1,750		Archer-Daniels-Midland Co.	37,100
700		Monsanto Co.	32,214
450		Reynolds American, Inc.	34,034
650		UST, Inc.	28,620
			471,158
		Apparel: 0.2%
700	@	Coach, Inc.	34,888
450		Jones Apparel Group, Inc.	15,989
450		Liz Claiborne, Inc.	18,482
1,200		Nike, Inc.	101,591
100		Reebok Intl. Ltd.	3,888
450		VF Corp.	24,296
			199,134
		Auto Manufacturers: 0.3%
8,500		Ford Motor Co.	120,530
1,650		General Motors Corp.	63,674
800		PACCAR, Inc.	62,480
			246,684
		Auto Parts and Equipment: 0.1%
600		Dana Corp.	9,810
800	@	Goodyear Tire & Rubber Co.	10,096
550		Johnson Controls, Inc.	33,770
			53,676
		Banks: 2.1%
900		AmSouth Bancorporation	23,337
11,750		Bank of America Corp.	543,672
1,750		BB&T Corp.	74,288
750		Comerica, Inc.	46,125
600		Fifth Third Bancorp	30,216
250		First Horizon National Corp.	10,925
600		Huntington Bancshares, Inc.	14,556
1,350		KeyCorp	44,942
400		M & T Bank Corp.	42,164
550		Marshall & Ilsley Corp.	22,930
1,050		Mellon Financial Corp.	30,681
2,450		National City Corp.	90,846
525		North Fork Bancorporation, Inc.	15,120
600		Northern Trust Corp.	28,224
850		PNC Financial Services Group, Inc.	46,240
1,387		Regions Financial Corp.	48,531
350		State Street Corp.	15,596
1,100		SunTrust Banks, Inc.	78,430
350		Synovus Financial Corp.	9,450
850		The Bank of New York Co., Inc.	27,974
5,450		U.S. Bancorp	161,483
6,251		Wachovia Corp.	323,488
4,900		Wells Fargo & Co.	302,672
200		Zions Bancorporation	13,300
			2,045,190
		Beverages: 0.7%
100		Adolph Coors Co.	7,490
2,250		Anheuser-Busch Cos., Inc.	112,703
300		Brown-Forman Corp.	14,406
6,850		Coca-Cola Co.	269,273
1,200		Coca-Cola Enterprises, Inc.	24,960
650		Pepsi Bottling Group, Inc.	18,213
4,900		PepsiCo, Inc.	244,559
			691,604
		Biotechnology: 0.3%
3,600	@	Amgen, Inc.	216,144
1,050	@	Biogen Idec, Inc.	61,614
700	@	Genzyme Corp.	39,207
650	@	MedImmune, Inc.	17,290
100	@	Millipore Corp.	4,872
			339,127
		Building Materials: 0.1%
650	@	American Standard Cos., Inc.	25,311
1,200		Masco Corp.	42,324
250		Vulcan Materials Co.	12,963
			80,598
		Chemicals: 0.5%
550		Air Products & Chemicals, Inc.	31,488
200		Ashland, Inc.	11,830
2,750		Dow Chemical Co.	138,792
3,000		E.I. du Pont de Nemours & Co.	135,959
300		Eastman Chemical Co.	16,314
300		Ecolab, Inc.	10,494
450		Engelhard Corp.	13,451
200		International Flavors & Fragrances, Inc.	8,100
850		PPG Industries, Inc.	57,350
850		Praxair, Inc.	38,165
600		Rohm & Haas Co.	26,454
650		Sherwin-Williams Co.	28,990
200		Sigma-Aldrich Corp.	11,946
			529,333
		Commercial Services: 0.3%
550	@	Apollo Group, Inc.	43,835
2,650		Cendant Corp.	60,075
100		Deluxe Corp.	3,954
300		Equifax, Inc.	8,286
600		H&R Block, Inc.	28,620
850		McKesson Corp.	25,118
350		Moody’s Corp.	28,263
1,000		Paychex, Inc.	33,160
700		R.R. Donnelley & Sons Co.	24,290
500		Robert Half Intl., Inc.	13,515
			269,116
		Computers: 1.7%
350	@	Affiliated Computer Services, Inc.	20,713
1,850	@	Apple Computer, Inc.	124,043
400	@	Computer Sciences Corp.	21,640
9,550	@	Dell, Inc.	386,965
1,400		Electronic Data Systems Corp.	31,430
6,550	@	EMC Corp.	87,901
1,000	@	Gateway, Inc.	6,810
8,650		Hewlett-Packard Co.	173,000
6,400		International Business Machines Corp.	603,135
300	@	Lexmark Intl., Inc.	25,470
250	@	NCR Corp.	14,933

See Accompanying Notes to Financial Statements

101

Shares			Value
		Computers (continued)
800	@	Network Appliance, Inc.	$24,128
15,350	@	Sun Microsystems, Inc.	85,193
700	@	Sungard Data Systems, Inc.	18,557
800	@	Unisys Corp.	9,192
			1,633,110
		Cosmetics/Personal Care: 1.1%
400		Alberto-Culver Co.	18,520
1,450		Avon Products, Inc.	54,433
1,450		Colgate-Palmolive Co.	66,686
4,950		Gillette Co.	215,275
1,850		Kimberly-Clark Corp.	117,679
12,200		Procter & Gamble Co.	652,455
			1,125,048
		Distribution/Wholesale: 0.0%
400		Genuine Parts Co.	17,364
350		W.W. Grainger, Inc.	21,651
			39,015
		Diversified Financial Services: 2.2%
3,650		American Express Co.	203,341
300		Bear Stearns Cos., Inc.	29,274
600		Capital One Financial Corp.	47,148
850		CIT Group, Inc.	36,338
14,700		Citigroup, Inc.	657,824
2,650		Countrywide Financial Corp.	88,007
850	@	E*TRADE Financial Corp.	11,781
2,800		Fannie Mae	192,359
100		Federated Investors, Inc.	2,942
650		Franklin Resources, Inc.	42,660
1,900		Freddie Mac	129,694
1,350		Goldman Sachs Group, Inc.	141,426
4,048		J.P. Morgan Chase & Co.	152,407
200		Janus Capital Group, Inc.	3,310
750		Lehman Brothers Holdings, Inc.	62,835
4,000		MBNA Corp.	106,240
2,700		Merrill Lynch & Co., Inc.	150,417
1,250		Morgan Stanley	63,438
600	@	Providian Financial Corp.	9,630
1,200		SLM Corp.	61,404
			2,192,475
		Electric: 0.8%
2,400	@	AES Corp.	29,376
400	@	Allegheny Energy, Inc.	7,656
200		Ameren Corp.	9,684
1,050		American Electric Power Co., Inc.	35,879
400		Cinergy Corp.	16,556
500		Consolidated Edison, Inc.	21,925
450		Constellation Energy Group, Inc.	19,665
400		Dominion Resources, Inc.	26,188
500		DTE Energy Co.	21,940
3,700		Duke Energy Corp.	93,535
1,100		Edison Intl.	35,090
650		Entergy Corp.	42,133
1,800		Exelon Corp.	75,078
850		FirstEnergy Corp.	35,896
400		FPL Group, Inc.	28,132
1,050	@	PG&E Corp.	34,923
300		Pinnacle West Capital Corp.	13,260
650		PPL Corp.	33,768
700		Public Service Enterprise Group, Inc.	30,793
1,950		Southern Co.	63,941
700		TECO Energy, Inc.	10,472
1,250		TXU Corp.	78,524
1,300		Xcel Energy, Inc.	23,478
			787,892
		Electrical Components and Equipment: 0.1%
1,650		Emerson Electric Co.	110,253
			110,253
		Electronics: 0.1%
1,150	@	Agilent Technologies, Inc.	26,324
700		Applera Corp. — Applied Biosystems Group	14,350
250	@	Fisher Scientific Intl.	14,135
450	@	Jabil Circuit, Inc.	11,277
250		Parker Hannifin Corp.	18,700
500		PerkinElmer, Inc.	10,665
2,100	@	Solectron Corp.	13,125
300		Tektronix, Inc.	9,411
500	@	Thermo Electron Corp.	15,125
300	@	Waters Corp.	13,998
			147,110
		Engineering and Construction: 0.0%
250		Fluor Corp.	12,975
			12,975
		Entertainment: 0.0%
800		International Game Technology	28,280
			28,280
		Environmental Control: 0.1%
1,850		Waste Management, Inc.	55,149
			55,149
		Food: 0.4%
800		Albertson’s, Inc.	20,240
450		Campbell Soup Co.	12,839
1,150		ConAgra Foods, Inc.	31,108
1,200		General Mills, Inc.	54,588
1,000		H.J. Heinz Co.	37,160
550		Hershey Foods Corp.	28,490
1,300		Kellogg Co.	56,809
900	@	Kroger Co.	14,562
400		McCormick & Co., Inc.	14,580
500	@	Safeway, Inc.	9,640
2,150		Sara Lee Corp.	50,482
550		SUPERVALU, Inc.	17,375
800		Wm. Wrigley Jr. Co.	55,040
			402,913
		Forest Products and Paper: 0.2%
950		Georgia-Pacific Corp.	34,780
1,650		International Paper Co.	68,507
430		Louisiana-Pacific Corp.	10,522
550		MeadWestvaco Corp.	18,508
450		Plum Creek Timber Co., Inc.	16,650
200		Temple-Inland, Inc.	11,918
1,000		Weyerhaeuser Co.	66,000
			226,885
		Gas: 0.1%
400		KeySpan Corp.	15,808
100		Nicor, Inc.	3,690
950		Sempra Energy	35,131
			54,629

See Accompanying Notes to Financial Statements

102

Shares			Value
		Hand/Machine Tools: 0.0%
300		Black & Decker Corp.	$25,227
100		Snap-On, Inc.	3,161
300		Stanley Works	14,028
			42,416
		Healthcare — Products: 1.3%
200		Bausch & Lomb, Inc.	11,776
1,600		Baxter Intl., Inc.	50,640
900		Becton Dickinson & Co.	49,302
550		Biomet, Inc.	26,329
2,250	@	Boston Scientific Corp.	78,322
250		C.R. Bard, Inc.	14,978
800		Guidant Corp.	51,864
11,350		Johnson & Johnson	684,631
3,450		Medtronic, Inc.	165,772
1,200	@	St. Jude Medical, Inc.	45,768
400		Stryker Corp.	17,596
650	@	Zimmer Holdings, Inc.	53,040
			1,250,018
		Healthcare — Services: 0.6%
650		Aetna, Inc.	77,032
600	@	Anthem, Inc.	60,798
0		HCA, Inc.	0
600	@	Humana, Inc.	14,892
350	@	Laboratory Corp. Of America Holdings	16,783
300		Manor Care, Inc.	10,335
100		Quest Diagnostics, Inc.	9,375
3,250		UnitedHealth Group, Inc.	269,262
750	@	WellPoint Health Networks, Inc.	93,825
			552,302
		Home Builders: 0.0%
400		Centex Corp.	20,988
			20,988
		Home Furnishings: 0.0%
600		Leggett & Platt, Inc.	17,910
200		Whirlpool Corp.	12,910
			30,820
		Household Products/Wares: 0.1%
350		Avery Dennison Corp.	20,531
900		Clorox Co.	49,608
400		Fortune Brands, Inc.	31,392
			101,531
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	18,464
			18,464
		Insurance: 1.8%
950	@@	ACE Ltd.	38,399
1,300		AFLAC, Inc.	48,906
2,650		Allstate Corp.	133,824
300		AMBAC Financial Group, Inc.	24,399
12,550		American International Group, Inc.	795,042
800		AON Corp.	16,896
850		Chubb Corp.	64,779
600		CIGNA Corp.	42,012
375		Cincinnati Financial Corp.	16,800
900		Hartford Financial Services Group, Inc.	57,600
400		Jefferson-Pilot Corp.	19,676
500		Lincoln National Corp.	23,010
700		Loews Corp.	48,937
1,300		Marsh & McLennan Cos., Inc.	37,167
350		MBIA, Inc.	20,986
3,100		MetLife, Inc.	120,899
250		MGIC Investment Corp.	17,000
850		Principal Financial Group	32,028
550		Progressive Corp.	50,045
2,400		Prudential Financial, Inc.	117,480
650		Safeco Corp.	31,506
300		Torchmark Corp.	16,473
750		UnumProvident Corp.	11,678
400	@@	XL Capital Ltd.	30,144
			1,815,686
		Internet: 0.5%
1,900	@	eBay, Inc.	213,655
1,500	@	Symantec Corp.	95,715
3,850	@	Yahoo!, Inc.	144,837
			454,207
		Iron/Steel: 0.1%
400		Nucor Corp.	21,160
600		United States Steel Corp.	31,416
			52,576
		Leisure Time: 0.2%
250		Brunswick Corp.	12,205
1,750		Carnival Corp.	92,768
900		Harley-Davidson, Inc.	52,038
500		Sabre Holdings Corp.	11,540
			168,551
		Lodging: 0.1%
250		Harrah’s Entertainment, Inc.	15,350
1,150		Hilton Hotels Corp.	23,759
500		Marriott Intl., Inc.	28,425
500		Starwood Hotels & Resorts Worldwide, Inc.	26,145
			93,679
		Machinery — Construction and Mining: 0.0%
350		Caterpillar, Inc.	32,043
			32,043
		Machinery — Diversified: 0.1%
200		Cummins, Inc.	15,924
700		Deere & Co.	50,211
450		Rockwell Automation, Inc.	21,285
			87,420
		Media: 0.9%
650		Clear Channel Communications, Inc.	21,892
6,450	@	Comcast Corp.	193,758
850		Gannett Co., Inc.	70,117
100		Knight-Ridder, Inc.	6,809
800		McGraw-Hill Cos., Inc.	70,184
100		Meredith Corp.	5,272
300		New York Times Co.	12,300
13,150	@	Time Warner, Inc.	232,886
350		Tribune Co.	15,180
350	@	Univision Communications, Inc.	10,535
2,000		Viacom, Inc.	69,400
5,950		Walt Disney Co.	159,936
			868,269
		Metal Fabricate/Hardware: 0.0%
300		Worthington Industries, Inc.	6,453
			6,453

See Accompanying Notes to Financial Statements

103

Shares			Value
		Mining: 0.0%
400		Phelps Dodge Corp.	$38,852
			38,852
		Miscellaneous Manufacturing: 1.8%
2,250		3M Co.	179,078
300		Cooper Industries Ltd.	19,893
950		Danaher Corp.	54,036
500		Dover Corp.	20,225
850		Eastman Kodak Co.	27,804
350		Eaton Corp.	23,590
30,050		General Electric Co.	1,062,567
2,150		Honeywell International, Inc.	75,960
800		Illinois Tool Works, Inc.	75,384
500	@@	Ingersoll-Rand Co.	37,210
200		ITT Industries, Inc.	17,024
300		Pall Corp.	8,127
350		Textron, Inc.	25,417
5,800	@@	Tyco Intl. Ltd.	197,025
			1,823,340
		Office/Business Equipment: 0.1%
550		Pitney Bowes, Inc.	24,074
2,100	@	Xerox Corp.	32,172
			56,246
		Oil and Gas: 2.7%
200		Amerada Hess Corp.	17,770
900		Anadarko Petroleum Corp.	62,640
850		Apache Corp.	45,951
1,900		Burlington Resources, Inc.	88,179
9,600		ChevronTexaco Corp.	524,159
2,450		ConocoPhillips	222,926
2,400		Devon Energy Corp.	99,408
300		EOG Resources, Inc.	22,521
22,800		Exxon Mobil Corp.	1,168,499
300		Kerr-McGee Corp.	18,669
700		Marathon Oil Corp.	27,608
100	@,@@	Nabors Industries Ltd.	5,200
300	@	Noble Corp.	14,535
1,000		Occidental Petroleum Corp.	60,210
350		Sunoco, Inc.	28,896
800	@	Transocean, Inc.	32,216
950		Unocal Corp.	43,738
1,250		Valero Energy Corp.	58,488
			2,541,613
		Oil and Gas Services: 0.1%
900		Baker Hughes, Inc.	39,897
300		BJ Services Co.	15,201
1,200		Halliburton Co.	49,620
			104,718
		Packaging and Containers: 0.0%
400		Ball Corp.	17,892
200		Bemis Co.	5,568
400	@	Pactiv Corp.	9,940
200	@	Sealed Air Corp.	10,282
			43,682
		Pharmaceuticals: 1.7%
4,400		Abbott Laboratories	184,623
400		Allergan, Inc.	29,400
350		AmerisourceBergen Corp.	20,629
5,600		Bristol-Myers Squibb Co.	131,600
1,150		Cardinal Health, Inc.	60,122
2,200	@	Caremark Rx, Inc.	78,672
1,300		Eli Lilly & Co.	69,329
200	@	Express Scripts, Inc.	14,392
1,000	@	Forest Laboratories, Inc.	38,970
1,200	@	Gilead Sciences, Inc.	41,352
350	@	Hospira, Inc.	11,281
600	@	King Pharmaceuticals, Inc.	7,470
800	@	Medco Health Solutions, Inc.	30,176
6,350		Merck & Co., Inc.	177,927
21,450		Pfizer, Inc.	595,666
4,000		Schering-Plough Corp.	71,400
3,850		Wyeth	153,500
			1,716,509
		Pipelines: 0.1%
1,300	@	Dynegy, Inc.	7,345
1,800		El Paso Corp.	18,792
100		Kinder Morgan, Inc.	6,930
1,350		Williams Cos., Inc.	22,505
			55,572
		Real Estate Investment Trusts: 0.1%
450		Equity Office Properties Trust	12,353
400		ProLogis	16,092
550		Simon Property Group, Inc.	34,144
			62,589
		Retail: 2.5%
650	@	Bed Bath & Beyond, Inc.	25,953
1,050		Best Buy Co., Inc.	59,199
750		Circuit City Stores, Inc.	11,693
2,450		Costco Wholesale Corp.	119,070
1,200		CVS Corp.	54,444
600		Darden Restaurants, Inc.	16,356
350		Dillard’s, Inc.	8,813
450		Federated Department Stores, Inc.	24,660
3,250		Gap, Inc.	71,013
10,750		Home Depot, Inc.	448,812
1,450		J.C. Penney Co., Inc. Holding Co.	55,970
400	@	Kohl’s Corp.	18,464
1,950		Limited Brands, Inc.	47,658
2,250		Lowe’s Cos., Inc.	124,493
850		May Department Stores Co.	23,902
3,850		McDonald’s Corp.	118,349
350		Nordstrom, Inc.	15,313
800	@	Office Depot, Inc.	13,120
300		RadioShack Corp.	9,471
1,700		Staples, Inc.	54,247
1,150	@	Starbucks Corp.	64,699
2,550		Target Corp.	130,610
1,050		TJX Cos., Inc.	24,717
1,000	@	Toys R US, Inc.	19,340
12,000		Wal-Mart Stores, Inc.	624,719
4,000		Walgreen Co.	152,719
450		Wendy’s Intl., Inc.	16,052
650		Yum! Brands, Inc.	29,510
			2,383,366
		Savings and Loans: 0.2%
400		Golden West Financial Corp.	47,696
750		Sovereign Bancorp, Inc.	16,388
2,700		Washington Mutual, Inc.	109,917
			174,001
		Semiconductors: 0.7%
950	@	Altera Corp.	21,546
1,100		Analog Devices, Inc.	40,645
4,600	@	Applied Materials, Inc.	76,544
18,600		Intel Corp.	415,710
450	@	KLA-Tencor Corp.	20,277
800		Linear Technology Corp.	30,528
350		Maxim Integrated Products, Inc.	14,336
1,000	@	National Semiconductor Corp.	15,460

See Accompanying Notes to Financial Statements

104

Shares			Value
		Semiconductors (continued)
350	@	Qlogic Corp.	$12,037
1,750		Texas Instruments, Inc.	42,315
			689,398
		Software: 1.6%
550		Adobe Systems, Inc.	33,308
450		Autodesk, Inc.	29,435
1,600		Automatic Data Processing, Inc.	72,847
1,000	@	BMC Software, Inc.	18,580
450	@	Citrix Systems, Inc.	10,625
1,750		Computer Associates Intl., Inc.	53,428
1,450	@	Compuware Corp.	8,367
350	@	Electronic Arts, Inc.	17,115
2,700		First Data Corp.	110,942
500	@	Fiserv, Inc.	19,255
550		IMS Health, Inc.	12,414
550	@	Intuit, Inc.	23,012
30,750		Microsoft Corp.	824,407
1,100	@	Novell, Inc.	6,710
24,950	@	Oracle Corp.	315,866
1,150	@	PeopleSoft, Inc.	27,152
1,250	@	Siebel Systems, Inc.	12,600
1,050	@	Veritas Software Corp.	22,995
			1,619,058
		Telecommunications: 1.9%
1,300		Alltel Corp.	73,697
900		AT&T Corp.	16,470
1,900	@	Avaya, Inc.	31,198
5,300		BellSouth Corp.	142,146
300		CenturyTel, Inc.	9,876
19,250	@	Cisco Systems, Inc.	360,167
650		Citizens Communications Co.	9,295
700	@	Comverse Technology, Inc.	14,889
3,500	@	Corning, Inc.	44,030
10,650	@	Lucent Technologies, Inc.	41,855
9,150		Motorola, Inc.	176,229
3,000	@	Nextel Communications, Inc.	85,380
4,750		Qualcomm, Inc.	197,695
4,900	@	Qwest Communications Intl., Inc.	19,600
9,650		SBC Communications, Inc.	242,890
600		Scientific-Atlanta, Inc.	17,772
4,250		Sprint Corp.	96,943
1,100	@	Tellabs, Inc.	9,405
7,950		Verizon Communications, Inc.	327,778
			1,917,315
		Textiles: 0.0%
500		Cintas Corp.	22,360
			22,360
		Toys/Games/Hobbies: 0.0%
700		Hasbro, Inc.	13,321
900		Mattel, Inc.	17,055
			30,376
		Transportation: 0.5%
850		Burlington Northern Santa Fe Corp.	38,284
600		CSX Corp.	22,878
1,250		FedEx Corp.	118,788
1,400		Norfolk Southern Corp.	48,062
200		Ryder System, Inc.	10,728
250		Union Pacific Corp.	15,860
3,250		United Parcel Service, Inc.	273,487
			528,087
		Total Common Stock (Cost $30,684,534)	31,929,489

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 51.3%
	Federal Home Loan Mortgage Corporation: 51.3%
$60,000,000	3.970%, due 04/21/09	$50,581,201
	Total U.S. Government Agency Obligations (Cost $50,645,688)	50,581,201

U.S. TREASURY OBLIGATIONS: 16.0%
	U.S. Treasury STRIP: 16.0%
18,370,000	3.640%, due 02/15/09	15,803,821
	Total U.S. Treasury Obligations (Cost $15,991,892)	15,803,821
	Total Long-Term Investments (Cost $97,322,114)	98,314,511

SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreement: 0.5%
521,000	Morgan Stanley Repurchase Agreement dated 11/30/04, 2.070%, due 12/01/04, $521,030 to be received upon repurchased (Collateralized by $535,000 Federal National Mortgage Association, 2.350%-6.250% Market Value plus accrued interest $537,688 due 05/03/06-06/28/19)	521,000
	Total Short-Term Investments (Cost $521,000)	521,000

Total Investments In Securities (Cost $97,843,114)*	100.2%	$98,835,511
Other Assets and Liabilities-Net	(0.2)	(162,482)
Net Assets	100.0%	$98,673,029

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $98,705,601. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,087,726
Gross Unrealized Depreciation	(957,816)
Net Unrealized Appreciation	$129,910

See Accompanying Notes to Financial Statements

105

ING PRINCIPAL PROTECTION FUND X

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 35.4%
		Advertising: 0.0%
331	@	Interpublic Group of Cos., Inc.	$4,108
357		Omnicom Group, Inc.	28,917
			33,025
		Aerospace/Defense: 0.8%
3,415		Boeing Co.	182,942
799		General Dynamics Corp.	86,580
313		Goodrich Corp.	9,938
1,049		Lockheed Martin Corp.	63,821
877		Northrop Grumman Corp.	49,401
1,881		Raytheon Co.	75,880
419		Rockwell Collins, Inc.	16,701
1,199		United Technologies Corp.	116,998
			602,261
		Agriculture: 0.5%
4,676		Altria Group, Inc.	268,823
1,495		Archer-Daniels-Midland Co.	31,694
654		Monsanto Co.	30,097
367		Reynolds American, Inc.	27,756
622		UST, Inc.	27,387
			385,757
		Apparel: 0.2%
600	@	Coach, Inc.	29,904
353		Jones Apparel Group, Inc.	12,542
261		Liz Claiborne, Inc.	10,719
1,108		Nike, Inc.	93,803
142		Reebok Intl. Ltd.	5,521
413		VF Corp.	22,298
			174,787
		Auto Manufacturers: 0.3%
7,350		Ford Motor Co.	104,223
1,325		General Motors Corp.	51,132
581		PACCAR, Inc.	45,376
			200,731
		Auto Parts and Equipment: 0.1%
210		Cooper Tire & Rubber Co.	4,288
395		Dana Corp.	6,458
429	@	Goodyear Tire & Rubber Co.	5,414
430		Johnson Controls, Inc.	26,402
247		Visteon Corp.	2,090
			44,652
		Banks: 2.2%
850		AmSouth Bancorporation	22,041
9,312		Bank of America Corp.	430,865
1,135		BB&T Corp.	48,181
537		Comerica, Inc.	33,026
550		Fifth Third Bancorp	27,698
270		First Horizon National Corp.	11,799
498		Huntington Bancshares, Inc.	12,081
1,252		KeyCorp	41,679
271		M & T Bank Corp.	28,566
545		Marshall & Ilsley Corp.	22,721
1,028		Mellon Financial Corp.	30,038
1,868		National City Corp.	69,265
406		North Fork Bancorporation, Inc.	11,693
521		Northern Trust Corp.	24,508
629		PNC Financial Services Group, Inc.	34,218
866		Regions Financial Corp.	30,301
252		State Street Corp.	11,229
875		SunTrust Banks, Inc.	62,388
263		Synovus Financial Corp.	7,101
628		The Bank of New York Co., Inc.	20,667
4,568		U.S. Bancorp	135,350
4,985		Wachovia Corp.	257,974
3,863		Wells Fargo & Co.	238,618
199		Zions Bancorporation	13,234
			1,625,241
		Beverages: 0.8%
107		Adolph Coors Co.	8,014
1,942		Anheuser-Busch Cos., Inc.	97,275
313		Brown-Forman Corp.	15,030
5,542		Coca-Cola Co.	217,856
1,162		Coca-Cola Enterprises, Inc.	24,170
609		Pepsi Bottling Group, Inc.	17,064
4,045		PepsiCo, Inc.	201,886
			581,295
		Biotechnology: 0.4%
3,027	@	Amgen, Inc.	181,740
801	@	Biogen Idec, Inc.	47,003
557	@	Genzyme Corp.	31,198
550	@	MedImmune, Inc.	14,630
97	@	Millipore Corp.	4,726
			279,297
		Building Materials: 0.1%
471	@	American Standard Cos., Inc.	18,341
1,118		Masco Corp.	39,432
252		Vulcan Materials Co.	13,066
			70,839
		Chemicals: 0.6%
552		Air Products & Chemicals, Inc.	31,602
142		Ashland, Inc.	8,399
2,398		Dow Chemical Co.	121,027
2,561		E.I. du Pont de Nemours & Co.	116,065
161		Eastman Chemical Co.	8,755
273		Ecolab, Inc.	9,550
344		Engelhard Corp.	10,282
188		International Flavors & Fragrances, Inc.	7,614
635		PPG Industries, Inc.	42,843
715		Praxair, Inc.	32,104
551		Rohm & Haas Co.	24,294
512		Sherwin-Williams Co.	22,835
169		Sigma-Aldrich Corp.	10,094
			445,464
		Commercial Services: 0.3%
394	@	Apollo Group, Inc.	31,402
2,545		Cendant Corp.	57,695
110		Deluxe Corp.	4,349
292		Equifax, Inc.	8,065
578		H&R Block, Inc.	27,571
711		McKesson Corp.	21,010
347		Moody’s Corp.	28,020
873		Paychex, Inc.	28,949
479		R.R. Donnelley & Sons Co.	16,621
495		Robert Half Intl., Inc.	13,380
			237,062
		Computers: 1.8%
331	@	Affiliated Computer Services, Inc.	19,589
1,645	@	Apple Computer, Inc.	110,297
429	@	Computer Sciences Corp.	23,209
7,686	@	Dell, Inc.	311,436
1,250		Electronic Data Systems Corp.	28,063
5,860	@	EMC Corp.	78,641
231	@	Gateway, Inc.	1,573
7,189		Hewlett-Packard Co.	143,780
5,198		International Business Machines Corp.	489,859
303	@	Lexmark Intl., Inc.	25,725

See Accompanying Notes to Financial Statements

106

Shares			Value
		Computers (continued)
223	@	NCR Corp.	$13,320
824	@	Network Appliance, Inc.	24,852
11,562	@	Sun Microsystems, Inc.	64,169
714	@	Sungard Data Systems, Inc.	18,928
716	@	Unisys Corp.	8,227
			1,361,668
		Cosmetics/Personal Care: 1.2%
343		Alberto-Culver Co.	15,881
963		Avon Products, Inc.	36,151
1,275		Colgate-Palmolive Co.	58,637
3,881		Gillette Co.	168,785
1,597		Kimberly-Clark Corp.	101,585
9,916		Procter & Gamble Co.	530,308
			911,347
		Distribution/Wholesale: 0.0%
378		Genuine Parts Co.	16,409
285		W.W. Grainger, Inc.	17,630
			34,039
		Diversified Financial Services: 2.6%
3,016		American Express Co.	168,020
249		Bear Stearns Cos., Inc.	24,297
594		Capital One Financial Corp.	46,677
600		CIT Group, Inc.	25,650
11,850		Citigroup, Inc.	530,287
2,330		Countrywide Financial Corp.	77,379
838	@	E*TRADE Financial Corp.	11,615
2,318		Fannie Mae	159,246
99		Federated Investors, Inc.	2,913
573		Franklin Resources, Inc.	37,606
1,644		Freddie Mac	112,219
1,180		Goldman Sachs Group, Inc.	123,617
3,424		J.P. Morgan Chase & Co.	128,913
544		Janus Capital Group, Inc.	9,003
629		Lehman Brothers Holdings, Inc.	52,698
3,112		MBNA Corp.	82,655
2,253		Merrill Lynch & Co., Inc.	125,515
890		Morgan Stanley	45,168
561	@	Providian Financial Corp.	9,004
845		SLM Corp.	43,239
			1,815,721
		Electric: 0.8%
1,708	@	AES Corp.	20,906
325	@	Allegheny Energy, Inc.	6,221
186		Ameren Corp.	9,006
757		American Electric Power Co., Inc.	25,867
167		Cinergy Corp.	6,912
262	@	CMS Energy Corp.	2,672
578		Consolidated Edison, Inc.	25,345
423		Constellation Energy Group, Inc.	18,485
300		Dominion Resources, Inc.	19,641
415		DTE Energy Co.	18,210
2,945		Duke Energy Corp.	74,450
791		Edison Intl.	25,233
550		Entergy Corp.	35,651
1,526		Exelon Corp.	63,649
783		FirstEnergy Corp.	33,066
352		FPL Group, Inc.	24,756
1,004	@	PG&E Corp.	33,393
223		Pinnacle West Capital Corp.	9,857
504		PPL Corp.	26,183
550		Public Service Enterprise Group, Inc.	24,195
1,492		Southern Co.	48,923
146		TECO Energy, Inc.	2,184
833		TXU Corp.	52,329
957		Xcel Energy, Inc.	17,283
			624,417
		Electrical Components and Equipment: 0.1%
1,354		Emerson Electric Co.	90,474
			90,474
		Electronics: 0.2%
1,142	@	Agilent Technologies, Inc.	26,141
494		Applera Corp. — Applied Biosystems Group	10,127
290	@	Fisher Scientific Intl.	16,397
474	@	Jabil Circuit, Inc.	11,878
288		Parker Hannifin Corp.	21,542
284		PerkinElmer, Inc.	6,058
1,082	@	Sanmina-SCI Corp.	9,554
745	@	Solectron Corp.	4,656
171		Tektronix, Inc.	5,364
383	@	Thermo Electron Corp.	11,586
290	@	Waters Corp.	13,531
			136,834
		Engineering and Construction: 0.0%
88		Fluor Corp.	4,567
			4,567
		Entertainment: 0.0%
876		International Game Technology	30,967
			30,967
		Environmental Control: 0.1%
1,352		Waste Management, Inc.	40,303
			40,303
		Food: 0.4%
878		Albertson’s, Inc.	22,213
350		Campbell Soup Co.	9,986
1,021		ConAgra Foods, Inc.	27,618
730		General Mills, Inc.	33,208
832		H.J. Heinz Co.	30,917
589		Hershey Foods Corp.	30,510
979		Kellogg Co.	42,782
675	@	Kroger Co.	10,922
291		McCormick & Co., Inc.	10,607
400	@	Safeway, Inc.	7,712
1,862		Sara Lee Corp.	43,720
457		SUPERVALU, Inc.	14,437
583		Wm. Wrigley Jr. Co.	40,110
			324,742
		Forest Products and Paper: 0.2%
533		Georgia-Pacific Corp.	19,513
1,133		International Paper Co.	47,042
344		Louisiana-Pacific Corp.	8,418
475		MeadWestvaco Corp.	15,984
446		Plum Creek Timber Co., Inc.	16,502
194		Temple-Inland, Inc.	11,560
824		Weyerhaeuser Co.	54,384
			173,403
		Gas: 0.1%
381		KeySpan Corp.	15,057
135		Nicor, Inc.	4,982
47		Peoples Energy Corp.	2,097
715		Sempra Energy	26,440
			48,576

See Accompanying Notes to Financial Statements

107

Shares			Value
		Hand/Machine Tools: 0.1%
298		Black & Decker Corp.	$25,059
148		Snap-On, Inc.	4,678
285		Stanley Works	13,327
			43,064
		Healthcare — Products: 1.4%
153		Bausch & Lomb, Inc.	9,009
1,219		Baxter Intl., Inc.	38,581
814		Becton Dickinson & Co.	44,591
572		Biomet, Inc.	27,382
1,751	@	Boston Scientific Corp.	60,952
307		C.R. Bard, Inc.	18,392
749		Guidant Corp.	48,558
9,152		Johnson & Johnson	552,049
2,900		Medtronic, Inc.	139,345
788	@	St. Jude Medical, Inc.	30,054
350		Stryker Corp.	15,397
509	@	Zimmer Holdings, Inc.	41,534
			1,025,844
		Healthcare — Services: 0.6%
537		Aetna, Inc.	63,640
542	@	Humana, Inc.	13,452
300	@	Laboratory Corp. Of America Holdings	14,385
231		Manor Care, Inc.	7,958
102		Quest Diagnostics, Inc.	9,563
2,554		UnitedHealth Group, Inc.	211,599
650	@	WellPoint Health Networks, Inc.	81,315
594	@	WellPoint, Inc.	60,190
			462,102
		Home Builders: 0.0%
262		Centex Corp.	13,747
			13,747
		Home Furnishings: 0.0%
449		Leggett & Platt, Inc.	13,403
155		Whirlpool Corp.	10,005
			23,408
		Household Products/ Wares: 0.1%
273		Avery Dennison Corp.	16,014
550		Clorox Co.	30,316
338		Fortune Brands, Inc.	26,526
			72,856
		Housewares: 0.0%
668		Newell Rubbermaid, Inc.	15,417
			15,417
		Insurance: 2.0%
732	@@	ACE Ltd.	29,587
986		AFLAC, Inc.	37,093
2,214		Allstate Corp.	111,807
267		AMBAC Financial Group, Inc.	21,715
10,149		American International Group, Inc.	642,940
756		AON Corp.	15,967
786		Chubb Corp.	59,901
468		CIGNA Corp.	32,769
411		Cincinnati Financial Corp.	18,413
676		Hartford Financial Services Group, Inc.	43,264
341		Jefferson-Pilot Corp.	16,774
440		Lincoln National Corp.	20,249
581		Loews Corp.	40,618
1,232		Marsh & McLennan Cos., Inc.	35,223
347		MBIA, Inc.	20,806
2,391		MetLife, Inc.	93,249
187		MGIC Investment Corp.	12,716
658		Principal Financial Group	24,793
442		Progressive Corp.	40,218
2,013		Prudential Financial, Inc.	98,536
368		Safeco Corp.	17,837
277		Torchmark Corp.	15,210
760		UnumProvident Corp.	11,833
302	@@	XL Capital Ltd.	22,759
			1,484,277
		Internet: 0.5%
1,583	@	eBay, Inc.	178,008
1,244	@	Symantec Corp.	79,380
3,249	@	Yahoo!, Inc.	122,227
			379,615
		Iron/Steel: 0.1%
121		Allegheny Technologies, Inc.	2,662
346		Nucor Corp.	18,304
343		United States Steel Corp.	17,959
			38,925
		Leisure Time: 0.2%
188		Brunswick Corp.	9,178
1,507		Carnival Corp.	79,886
562		Harley-Davidson, Inc.	32,495
404		Sabre Holdings Corp.	9,324
			130,883
		Lodging: 0.1%
264		Harrah’s Entertainment, Inc.	16,210
847		Hilton Hotels Corp.	17,499
516		Marriott Intl., Inc.	29,334
454		Starwood Hotels & Resorts Worldwide, Inc.	23,740
			86,783
		Machinery — Construction and Mining: 0.0%
312		Caterpillar, Inc.	28,564
			28,564
		Machinery — Diversified: 0.1%
106		Cummins, Inc.	8,440
631		Deere & Co.	45,261
446		Rockwell Automation, Inc.	21,096
			74,797
		Media: 1.0%
550		Clear Channel Communications, Inc.	18,524
5,364	@	Comcast Corp.	161,135
629		Gannett Co., Inc.	51,886
74		Knight-Ridder, Inc.	5,039
606		McGraw-Hill Cos., Inc.	53,164
95		Meredith Corp.	5,008
339		New York Times Co.	13,899
10,457	@	Time Warner, Inc.	185,193
286		Tribune Co.	12,404
300	@	Univision Communications, Inc.	9,030
1,595		Viacom, Inc.	55,347
4,920		Walt Disney Co.	132,250
			702,879
		Metal Fabricate/ Hardware: 0.0%
241		Worthington Industries, Inc.	5,184
			5,184

See Accompanying Notes to Financial Statements

108

Shares			Value
		Mining: 0.0%
254		Phelps Dodge Corp.	$24,671
			24,671
		Miscellaneous Manufacturing: 2.0%
1,840		3M Co.	146,446
213		Cooper Industries Ltd.	14,124
72		Crane Co.	2,179
725		Danaher Corp.	41,238
503		Dover Corp.	20,346
657		Eastman Kodak Co.	21,490
346		Eaton Corp.	23,320
24,205		General Electric Co.	855,890
2,059		Honeywell Intl., Inc.	72,744
714		Illinois Tool Works, Inc.	67,280
304	@@	Ingersoll-Rand Co.	22,624
215		ITT Industries, Inc.	18,301
308		Pall Corp.	8,344
337		Textron, Inc.	24,473
4,619	@@	Tyco Intl. Ltd.	156,907
			1,495,706
		Office/Business Equipment: 0.1%
559		Pitney Bowes, Inc.	24,467
1,794	@	Xerox Corp.	27,485
			51,952
		Oil and Gas: 2.9%
210		Amerada Hess Corp.	18,659
677		Anadarko Petroleum Corp.	47,119
608		Apache Corp.	32,868
1,465		Burlington Resources, Inc.	67,991
7,622		ChevronTexaco Corp.	416,160
1,943		ConocoPhillips	176,794
1,824		Devon Energy Corp.	75,550
288		EOG Resources, Inc.	21,620
18,327		Exxon Mobil Corp.	939,258
365		Kerr-McGee Corp.	22,714
826		Marathon Oil Corp.	32,577
130	@,@@	Nabors Industries Ltd.	6,760
325	@	Noble Corp.	15,746
890		Occidental Petroleum Corp.	53,587
262		Sunoco, Inc.	21,631
650	@	Transocean, Inc.	26,176
648		Unocal Corp.	29,834
764		Valero Energy Corp.	35,748
			2,040,792
		Oil and Gas Services: 0.1%
613		Baker Hughes, Inc.	27,174
362		BJ Services Co.	18,343
950		Halliburton Co.	39,282
			84,799
		Packaging and Containers: 0.1%
260		Ball Corp.	11,629
275		Bemis Co.	7,656
401	@	Pactiv Corp.	9,965
197	@	Sealed Air Corp.	10,128
			39,378
		Pharmaceuticals: 1.9%
3,717		Abbott Laboratories	155,965
293		Allergan, Inc.	21,536
275		AmerisourceBergen Corp.	16,209
4,720		Bristol-Myers Squibb Co.	110,920
898		Cardinal Health, Inc.	46,947
1,791	@	Caremark Rx, Inc.	64,046
1,025		Eli Lilly & Co.	54,663
190	@	Express Scripts, Inc.	13,672
859	@	Forest Laboratories, Inc.	33,475
1,024	@	Gilead Sciences, Inc.	35,287
335	@	Hospira, Inc.	10,797
574	@	King Pharmaceuticals, Inc.	7,146
624	@	Medco Health Solutions, Inc.	23,537
5,299		Merck & Co., Inc.	148,478
17,356		Pfizer, Inc.	481,977
3,550		Schering-Plough Corp.	63,368
3,234		Wyeth	128,940
			1,416,963
		Pipelines: 0.1%
1,140	@	Dynegy, Inc.	6,441
1,250		El Paso Corp.	13,050
77		Kinder Morgan, Inc.	5,336
1,229		Williams Cos., Inc.	20,488
			45,315
		Real Estate Investment Trusts: 0.1%
400		Equity Office Properties Trust	10,980
414		ProLogis	16,655
496		Simon Property Group, Inc.	30,792
			58,427
		Retail: 2.7%
678	@	Bed Bath & Beyond, Inc.	27,071
763		Best Buy Co., Inc.	43,018
643		Circuit City Stores, Inc.	10,024
1,886		Costco Wholesale Corp.	91,660
806		CVS Corp.	36,568
361		Darden Restaurants, Inc.	9,841
204		Dillard’s, Inc.	5,137
419		Federated Department Stores, Inc.	22,961
2,568		Gap, Inc.	56,111
8,502		Home Depot, Inc.	354,959
1,192		J.C. Penney Co., Inc. Holding Co.	46,011
321	@	Kohl’s Corp.	14,817
1,482		Limited Brands, Inc.	36,220
1,881		Lowe’s Cos., Inc.	104,076
633		May Department Stores Co.	17,800
2,982		McDonald’s Corp.	91,667
299		Nordstrom, Inc.	13,081
762	@	Office Depot, Inc.	12,497
297		RadioShack Corp.	9,376
1,525		Staples, Inc.	48,663
896	@	Starbucks Corp.	50,409
2,151		Target Corp.	110,174
1,180		TJX Cos., Inc.	27,777
465	@	Toys R US, Inc.	8,993
9,720		Wal-Mart Stores, Inc.	506,022
3,353		Walgreen Co.	128,018
389		Wendy’s Intl., Inc.	13,876
546		Yum! Brands, Inc.	24,788
			1,921,615
		Savings and Loans: 0.2%
361		Golden West Financial Corp.	43,046
304		Sovereign Bancorp, Inc.	6,642
2,081		Washington Mutual, Inc.	84,718
			134,406
		Semiconductors: 0.7%
690	@	Altera Corp.	15,649
849		Analog Devices, Inc.	31,371
3,482	@	Applied Materials, Inc.	57,940
14,711		Intel Corp.	328,791
433	@	KLA-Tencor Corp.	19,511
723		Linear Technology Corp.	27,590
262		Maxim Integrated Products, Inc.	10,732
807	@	National Semiconductor Corp.	12,476

See Accompanying Notes to Financial Statements

109

Shares			Value
		Semiconductors (continued)
83	@	Qlogic Corp.	$2,854
1,333		Texas Instruments, Inc.	32,232
			539,146
		Software: 1.8%
527		Adobe Systems, Inc.	31,915
336		Autodesk, Inc.	21,978
1,413		Automatic Data Processing, Inc.	64,334
714	@	BMC Software, Inc.	13,266
446	@	Citrix Systems, Inc.	10,530
1,131		Computer Associates Intl., Inc.	34,529
1,259	@	Compuware Corp.	7,264
278	@	Electronic Arts, Inc.	13,594
2,069		First Data Corp.	85,015
489	@	Fiserv, Inc.	18,831
687		IMS Health, Inc.	15,506
428	@	Intuit, Inc.	17,908
24,887		Microsoft Corp.	667,221
747	@	Novell, Inc.	4,557
20,196	@	Oracle Corp.	255,682
721	@	Parametric Technology Corp.	4,218
858	@	PeopleSoft, Inc.	20,257
1,317	@	Siebel Systems, Inc.	13,275
953	@	Veritas Software Corp.	20,871
			1,320,751
		Telecommunications: 2.1%
847		Alltel Corp.	48,016
737		AT&T Corp.	13,487
1,083	@	Avaya, Inc.	17,783
4,446		BellSouth Corp.	119,242
330		CenturyTel, Inc.	10,864
15,501	@	Cisco Systems, Inc.	290,023
836		Citizens Communications Co.	11,955
450	@	Comverse Technology, Inc.	9,572
3,046	@	Corning, Inc.	38,319
9,765	@	Lucent Technologies, Inc.	38,376
7,609		Motorola, Inc.	146,549
2,333	@	Nextel Communications, Inc.	66,397
3,894		Qualcomm, Inc.	162,068
3,750	@	Qwest Communications Intl., Inc.	15,000
7,593		SBC Communications, Inc.	191,116
315		Scientific-Atlanta, Inc.	9,330
3,350		Sprint Corp.	76,414
1,157	@	Tellabs, Inc.	9,892
6,295		Verizon Communications, Inc.	259,543
			1,533,946
		Textiles: 0.0%
411		Cintas Corp.	18,380
			18,380
		Toys/ Games/ Hobbies: 0.0%
545		Hasbro, Inc.	10,371
976		Mattel, Inc.	18,496
			28,867
		Transportation: 0.6%
872		Burlington Northern Santa Fe Corp.	39,275
510		CSX Corp.	19,446
935		FedEx Corp.	88,853
1,175		Norfolk Southern Corp.	40,338
165		Ryder System, Inc.	8,851
250		Union Pacific Corp.	15,860
2,562		United Parcel Service, Inc.	215,592
			428,215
		Total Common Stock (Cost $24,468,179)	26,049,143

Principal Amount		Value
U.S. TREASURY OBLIGATIONS: 64.3%
	U.S. Treasury STRIP: 64.3%
$56,290,000	3.700%, due 08/15/09	$47,370,624
	Total U.S. Treasury Obligations (Cost $47,720,118)	47,370,624
	Total Long-Term Investments (Cost $72,188,297)	73,419,767

SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreement: 0.5%
378,000	Morgan Stanley Repurchase Agreement dated 11/30/04, 2.071%, due 12/01/04, $3,378,022 to be received upon repurchase (Collateralized by $1,085,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $1,067,342, due 05/01/13)	378,000
	Total Short-Term Investments (Cost $378,000)	378,000

Total Investments In Securities (Cost $72,566,297)*	100.2%	$73,797,767
Other Assets and Liabilities-Net	(0.2)	(122,591)
Net Assets	100.0%	$73,675,176

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $72,687,152. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,798,180
Gross Unrealized Depreciation	(687,565)
Net Unrealized Appreciation	$1,110,615

See Accompanying Notes to Financial Statements

110

ING PRINCIPAL PROTECTION FUND XI

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 31.4%
		Advertising: 0.0%
233	@	Interpublic Group of Cos., Inc.	$2,892
237		Omnicom Group, Inc.	19,197
			22,089
		Aerospace/Defense: 0.7%
1,849		Boeing Co.	99,051
447		General Dynamics Corp.	48,437
137		Goodrich Corp.	4,350
586		Lockheed Martin Corp.	35,652
452		Northrop Grumman Corp.	25,461
989		Raytheon Co.	39,896
215		Rockwell Collins, Inc.	8,570
669		United Technologies Corp.	65,281
			326,698
		Agriculture: 0.5%
2,519		Altria Group, Inc.	144,818
822		Archer-Daniels-Midland Co.	17,427
367		Monsanto Co.	16,889
188		Reynolds American, Inc.	14,218
377		UST, Inc.	16,599
			209,951
		Apparel: 0.2%
393	@	Coach, Inc.	19,587
162		Jones Apparel Group, Inc.	5,756
183		Liz Claiborne, Inc.	7,516
588		Nike, Inc.	49,781
72		Reebok Intl. Ltd.	2,799
264		VF Corp.	14,253
			99,692
		Auto Manufacturers: 0.2%
4,043		Ford Motor Co.	57,330
748		General Motors Corp.	28,865
372	@	PACCAR, Inc.	29,053
			115,248
		Auto Parts and Equipment: 0.0%
171		Dana Corp.	2,796
323	@	Goodyear Tire & Rubber Co.	4,076
252		Johnson Controls, Inc.	15,473
			22,345
		Banks: 2.0%
432		AmSouth Bancorporation	11,202
5,295		Bank of America Corp.	245,000
732		BB&T Corp.	31,073
303		Comerica, Inc.	18,635
294		Fifth Third Bancorp	14,806
162		First Horizon National Corp.	7,079
290		Huntington Bancshares, Inc.	7,035
731		KeyCorp	24,335
147		M & T Bank Corp.	15,495
298		Marshall & Ilsley Corp.	12,424
567		Mellon Financial Corp.	16,568
1,151		National City Corp.	42,679
249		North Fork Bancorporation, Inc.	7,171
277		Northern Trust Corp.	13,030
361		PNC Financial Services Group, Inc.	19,638
599		Regions Financial Corp.	20,959
175		State Street Corp	7,798
471		SunTrust Banks, Inc.	33,582
164		Synovus Financial Corp.	4,428
397		The Bank of New York Co., Inc.	13,065
2,455		U.S. Bancorp	72,742
2,797		Wachovia Corp.	144,745
2,179		Wells Fargo & Co.	134,597
126		Zions Bancorporation	8,379
			926,465
		Beverages: 0.7%
1,029		Anheuser-Busch Cos., Inc.	51,543
147		Brown-Forman Corp.	7,059
3,133		Coca-Cola Co.	123,158
598		Coca-Cola Enterprises, Inc.	12,438
344		Pepsi Bottling Group, Inc.	9,639
2,212		PepsiCo, Inc.	110,401
			314,238
		Biotechnology: 0.3%
1,634	@	Amgen, Inc.	98,106
447	@	Biogen Idec, Inc.	26,230
307	@	Genzyme Corp.	17,195
130	@	MedImmune, Inc.	3,458
59	@	Millipore Corp.	2,874
			147,863
		Building Materials: 0.1%
289	@	American Standard Cos., Inc.	11,254
550		Masco Corp.	19,398
143		Vulcan Materials Co.	7,415
			38,067
		Chemicals: 0.5%
296		Air Products & Chemicals, Inc.	16,946
90		Ashland, Inc.	5,324
1,293		Dow Chemical Co.	65,257
1,356		E.I. du Pont de Nemours & Co.	61,453
118		Eastman Chemical Co.	6,417
138		Ecolab, Inc.	4,827
147		Engelhard Corp.	4,394
146		International Flavors & Fragrances, Inc.	5,913
382		PPG Industries, Inc.	25,774
440		Praxair, Inc.	19,756
307		Rohm & Haas Co.	13,536
321		Sherwin-Williams Co.	14,317
102		Sigma-Aldrich Corp.	6,092
			250,006
		Commercial Services: 0.3%
244	@	Apollo Group, Inc.	19,447
1,378		Cendant Corp.	31,238
71		Deluxe Corp.	2,807
156		Equifax, Inc.	4,309
305		H&R Block, Inc.	14,549
390		McKesson Corp.	11,525
191		Moody’s Corp.	15,423
468		Paychex, Inc.	15,519
287		R.R. Donnelley & Sons Co.	9,959
201		Robert Half Intl., Inc.	5,433
			130,209
		Computers: 1.6%
166	@	Affiliated Computer Services, Inc.	9,824
879	@	Apple Computer, Inc.	58,937
234	@	Computer Sciences Corp.	12,659
4,381	@	Dell, Inc.	177,518
684		Electronic Data Systems Corp.	15,356
2,941	@	EMC Corp.	39,468
484	@	Gateway, Inc.	3,296
3,790		Hewlett-Packard Co.	75,800
2,927		International Business Machines Corp.	275,841
169	@	Lexmark Intl., Inc.	14,348
124	@	NCR Corp.	7,407
384	@	Network Appliance, Inc.	11,581

See Accompanying Notes to Financial Statements

111

Shares			Value
		Computers (continued)
6,759	@	Sun Microsystems, Inc.	$37,512
377	@	Sungard Data Systems, Inc.	9,994
381	@	Unisys Corp.	4,378
			753,919
		Cosmetics/Personal Care: 1.1%
123		Alberto-Culver Co.	5,695
617		Avon Products, Inc.	23,162
669		Colgate-Palmolive Co.	30,767
2,199		Gillette Co.	95,635
884		Kimberly-Clark Corp.	56,231
5,617		Procter & Gamble Co.	300,397
			511,887
		Distribution/Wholesale: 0.0%
228		Genuine Parts Co.	9,897
198		W.W. Grainger, Inc.	12,249
			22,146
		Diversified Financial Services: 2.2%
1,645		American Express Co.	91,643
130		Bear Stearns Cos., Inc.	12,685
306		Capital One Financial Corp.	24,045
378		CIT Group, Inc.	16,160
6,724		Citigroup, Inc.	300,898
1,168		Countrywide Financial Corp.	38,789
494	@	E*TRADE Financial Corp.	6,847
1,271		Fannie Mae	87,318
57		Federated Investors, Inc.	1,677
313		Franklin Resources, Inc.	20,542
887		Freddie Mac	60,547
623		Goldman Sachs Group, Inc.	65,265
1,867		J.P. Morgan Chase & Co.	70,293
345		Janus Capital Group, Inc.	5,710
357		Lehman Brothers Holdings, Inc.	29,909
1,647		MBNA Corp.	43,744
1,211		Merrill Lynch & Co., Inc.	67,465
565		Morgan Stanley	28,674
352	@	Providian Financial Corp.	5,650
551		SLM Corp.	28,195
			1,006,056
		Electric: 0.8%
808	@	AES Corp.	9,890
144	@	Allegheny Energy, Inc.	2,756
106		Ameren Corp.	5,133
539		American Electric Power Co., Inc.	18,418
96		Cinergy Corp.	3,973
317		Consolidated Edison, Inc.	13,900
232		Constellation Energy Group, Inc.	10,138
171		Dominion Resources, Inc.	11,195
224		DTE Energy Co.	9,829
1,680		Duke Energy Corp.	42,469
544		Edison Intl.	17,354
301		Entergy Corp.	19,511
863		Exelon Corp.	35,995
433		FirstEnergy Corp.	18,286
236		FPL Group, Inc.	16,598
502	@	PG&E Corp.	16,697
127		Pinnacle West Capital Corp.	5,613
328		PPL Corp.	17,040
322		Public Service Enterprise Group, Inc.	14,165
954		Southern Co.	31,282
285		TECO Energy, Inc.	4,264
534		TXU Corp.	33,546
550		Xcel Energy, Inc.	9,933
			367,985
		Electrical Components and Equipment: 0.1%
737		Emerson Electric Co.	49,246
			49,246
		Electronics: 0.2%
606	@	Agilent Technologies, Inc.	13,872
278		Applera Corp. — Applied Biosystems Group	5,699
159	@	Fisher Scientific Intl.	8,990
274	@	Jabil Circuit, Inc.	6,866
153		Parker Hannifin Corp.	11,444
195		PerkinElmer, Inc.	4,159
249	@	Sanmina-SCI Corp.	2,199
461	@	Solectron Corp.	2,881
130		Tektronix, Inc.	4,078
321	@	Thermo Electron Corp.	9,710
154	@	Waters Corp.	7,186
			77,084
		Engineering and Construction: 0.0%
122		Fluor Corp.	6,332
			6,332
		Entertainment: 0.0%
441		International Game Technology	15,589
			15,589
		Environmental Control: 0.0%
769		Waste Management, Inc.	22,924
			22,924
		Food: 0.4%
495		Albertson’s, Inc.	12,524
206		Campbell Soup Co.	5,877
669		ConAgra Foods, Inc.	18,096
500		General Mills, Inc.	22,745
450		H.J. Heinz Co.	16,722
327		Hershey Foods Corp.	16,939
541		Kellogg Co.	23,642
378	@	Kroger Co.	6,116
192		McCormick & Co., Inc.	6,998
227	@	Safeway, Inc.	4,377
1,047		Sara Lee Corp.	24,584
300		SUPERVALU, Inc.	9,477
393		Wm. Wrigley Jr. Co.	27,037
			195,134
		Forest Products and Paper: 0.2%
341		Georgia-Pacific Corp.	12,484
664		International Paper Co.	27,569
203		Louisiana-Pacific Corp.	4,967
272		MeadWestvaco Corp.	9,153
227		Plum Creek Timber Co., Inc.	8,399
98		Temple-Inland, Inc.	5,840
430		Weyerhaeuser Co.	28,380
			96,792
		Gas: 0.1%
212		KeySpan Corp.	8,378
75		Nicor, Inc.	2,768
417		Sempra Energy	15,420
			26,566
		Hand/Machine Tools: 0.1%
172		Black & Decker Corp.	14,463
92		Snap-On, Inc.	2,908
159		Stanley Works	7,435
			24,806

See Accompanying Notes to Financial Statements

112

Shares			Value
		Healthcare — Products: 1.3%
70		Bausch & Lomb, Inc.	$4,122
802		Baxter Intl., Inc.	25,383
456		Becton Dickinson & Co.	24,980
330		Biomet, Inc.	15,797
1,086	@	Boston Scientific Corp.	37,804
143		C.R. Bard, Inc.	8,567
415		Guidant Corp.	26,904
5,217		Johnson & Johnson	314,689
1,572		Medtronic, Inc.	75,535
446	@	St. Jude Medical, Inc.	17,010
206		Stryker Corp.	9,062
321	@	Zimmer Holdings, Inc.	26,194
			586,047
		Healthcare — Services: 0.6%
331		Aetna, Inc.	39,227
308	@	Humana, Inc.	7,645
181	@	Laboratory Corp. Of America Holdings	8,679
125		Manor Care, Inc.	4,306
56		Quest Diagnostics, Inc.	5,250
1,453		UnitedHealth Group, Inc.	120,381
344	@	WellPoint Health Networks, Inc.	43,034
299	@	WellPoint, Inc.	30,298
			258,820
		Home Builders: 0.0%
153		Centex Corp.	8,028
			8,028
		Home Furnishings: 0.0%
241		Leggett & Platt, Inc.	7,194
85		Whirlpool Corp.	5,487
			12,681
		Household Products/Wares: 0.1%
147		Avery Dennison Corp.	8,623
366		Clorox Co.	20,174
182		Fortune Brands, Inc.	14,283
			43,080
		Housewares: 0.0%
358		Newell Rubbermaid, Inc.	8,263
			8,263
		Insurance: 1.8%
495	@@	ACE Ltd.	20,008
647		AFLAC, Inc.	24,340
1,213		Allstate Corp.	61,257
142		AMBAC Financial Group, Inc.	11,549
5,732		American International Group, Inc.	363,122
553		AON Corp.	11,679
425		Chubb Corp.	32,389
314		CIGNA Corp.	21,986
226		Cincinnati Financial Corp.	10,125
383		Hartford Financial Services Group, Inc.	24,512
171		Jefferson-Pilot Corp.	8,411
288		Lincoln National Corp.	13,254
316		Loews Corp.	22,092
669		Marsh & McLennan Cos., Inc.	19,127
183		MBIA, Inc.	10,973
1,296		MetLife, Inc.	50,544
125		MGIC Investment Corp.	8,500
403		Principal Financial Group	15,185
258		Progressive Corp.	23,475
1,133		Prudential Financial, Inc.	55,460
300		Safeco Corp.	14,541
152		Torchmark Corp.	8,346
403		UnumProvident Corp.	6,275
171	@@	XL Capital Ltd.	12,887
			850,037
		Internet: 0.4%
843	@	eBay, Inc.	94,796
669	@	Symantec Corp.	42,689
1,765	@	Yahoo!, Inc.	66,399
			203,884
		Iron/Steel: 0.1%
143		Allegheny Technologies Inc	3,146
205		Nucor Corp.	10,845
276		United States Steel Corp.	14,451
			28,442
		Leisure Time: 0.2%
158		Brunswick Corp.	7,714
825		Carnival Corp.	43,733
395		Harley-Davidson, Inc.	22,839
253		Sabre Holdings Corp.	5,839
			80,125
		Lodging: 0.1%
141		Harrah’s Entertainment, Inc.	8,657
486		Hilton Hotels Corp.	10,041
301		Marriott Intl., Inc.	17,112
283		Starwood Hotels & Resorts Worldwide, Inc.	14,798
			50,608
		Machinery — Construction and Mining: 0.0%
174		Caterpillar, Inc.	15,930
			15,930
		Machinery — Diversified: 0.1%
54		Cummins, Inc.	4,299
309		Deere & Co.	22,165
251		Rockwell Automation, Inc.	11,872
			38,336
		Media: 0.8%
295		Clear Channel Communications, Inc.	9,936
2,910	@	Comcast Corp.	87,416
350		Gannett Co., Inc.	28,872
102		Knight-Ridder, Inc.	6,945
334		McGraw-Hill Cos., Inc.	29,302
54		Meredith Corp.	2,847
207		New York Times Co.	8,487
5,969	@	Time Warner, Inc.	105,711
168		Tribune Co.	7,286
169	@	Univision Communications, Inc.	5,087
902		Viacom, Inc.	31,299
2,669		Walt Disney Co.	71,743
			394,931
		Mining: 0.0%
169		Phelps Dodge Corp.	16,415
			16,415
		Miscellaneous Manufacturing: 1.8%
1,017		3M Co.	80,943
127		Cooper Industries Ltd.	8,421
388		Danaher Corp.	22,069
273		Dover Corp.	11,043
477		Eastman Kodak Co.	15,603
189		Eaton Corp.	12,739
13,613		General Electric Co.	481,356
1,106		Honeywell Intl., Inc.	39,075
389		Illinois Tool Works, Inc.	36,655

See Accompanying Notes to Financial Statements

113

Shares			Value
		Miscellaneous Manufacturing (continued)
230	@@	Ingersoll-Rand Co.	$17,117
118		ITT Industries, Inc.	10,044
160		Pall Corp.	4,334
177		Textron, Inc.	12,854
2,573	@@	Tyco Intl. Ltd.	87,405
			839,658
		Office/Business Equipment: 0.1%
293		Pitney Bowes, Inc.	12,825
1,069	@	Xerox Corp.	16,377
			29,202
		Oil and Gas: 2.5%
98		Amerada Hess Corp.	8,707
390		Anadarko Petroleum Corp.	27,144
394		Apache Corp.	21,300
793		Burlington Resources, Inc.	36,803
4,262		ChevronTexaco Corp.	232,705
1,092		ConocoPhillips	99,361
987		Devon Energy Corp.	40,882
134		EOG Resources, Inc.	10,059
10,318		Exxon Mobil Corp.	528,797
177		Kerr-McGee Corp.	11,015
417		Marathon Oil Corp.	16,446
74	@,@@	Nabors Industries Ltd.	3,848
144	@	Noble Corp.	6,977
453		Occidental Petroleum Corp.	27,275
143		Sunoco, Inc.	11,806
388	@	Transocean, Inc.	15,625
406		Unocal Corp.	18,692
506		Valero Energy Corp.	23,676
			1,141,118
		Oil and Gas Services: 0.1%
400		Baker Hughes, Inc.	17,732
194		BJ Services Co.	9,830
515		Halliburton Co.	21,295
			48,857
		Packaging and Containers: 0.0%
140		Ball Corp.	6,262
162		Bemis Co.	4,510
178	@	Pactiv Corp.	4,423
116	@	Sealed Air Corp.	5,964
			21,159
		Pharmaceuticals: 1.7%
2,046		Abbott Laboratories	85,850
181		Allergan, Inc.	13,304
198		AmerisourceBergen Corp.	11,670
2,510		Bristol-Myers Squibb Co.	58,985
553		Cardinal Health, Inc.	28,911
999	@	Caremark Rx, Inc.	35,724
599		Eli Lilly & Co.	31,945
96	@	Express Scripts, Inc.	6,908
488	@	Forest Laboratories, Inc.	19,017
576	@	Gilead Sciences, Inc.	19,849
222	@	Hospira, Inc.	7,155
375	@	King Pharmaceuticals, Inc.	4,669
363	@	Medco Health Solutions, Inc.	13,692
2,904		Merck & Co., Inc.	81,370
9,574		Pfizer, Inc.	265,870
1,950		Schering-Plough Corp.	34,808
1,754		Wyeth	69,932
			789,659
		Pipelines: 0.1%
944	@	Dynegy, Inc.	5,334
686		El Paso Corp.	7,162
62		Kinder Morgan, Inc.	4,297
637		Williams Cos., Inc.	10,618
			27,411
		Real Estate Investment Trusts: 0.1%
204		Equity Office Properties Trust	5,600
253		ProLogis	10,178
286		Simon Property Group, Inc.	17,755
			33,533
		Retail: 2.4%
395	@	Bed Bath & Beyond, Inc.	15,772
416		Best Buy Co., Inc.	23,454
438		Circuit City Stores, Inc.	6,828
1,034		Costco Wholesale Corp.	50,252
521		CVS Corp.	23,638
212		Darden Restaurants, Inc.	5,779
225		Federated Department Stores, Inc.	12,330
1,582		Gap, Inc.	34,567
4,903		Home Depot, Inc.	204,700
651		J.C. Penney Co., Inc. Holding Co.	25,129
182	@	Kohl’s Corp.	8,401
848	@	Limited Brands, Inc.	20,725
1,008		Lowe’s Cos., Inc.	55,773
369		May Department Stores Co.	10,376
1,632		McDonald’s Corp.	50,168
187		Nordstrom, Inc.	8,181
429	@	Office Depot, Inc.	7,036
215		RadioShack Corp.	6,788
854		Staples, Inc.	27,251
510	@	Starbucks Corp.	28,693
1,195		Target Corp.	61,208
645		TJX Cos., Inc.	15,183
385	@	Toys R US, Inc.	7,446
5,571		Wal-Mart Stores, Inc.	290,025
1,803		Walgreen Co.	68,839
157		Wendy’s Intl., Inc.	5,600
387		Yum! Brands, Inc.	17,570
			1,091,712
		Savings and Loans: 0.2%
199		Golden West Financial Corp.	23,729
178		Sovereign Bancorp, Inc.	3,889
1,117		Washington Mutual, Inc.	45,473
			73,091
		Semiconductors: 0.7%
478	@	Altera Corp.	10,841
483		Analog Devices, Inc.	17,847
2,126	@	Applied Materials, Inc.	35,377
8,162		Intel Corp.	182,421
241	@	KLA-Tencor Corp.	10,859
397		Linear Technology Corp.	15,150
170		Maxim Integrated Products, Inc.	6,963
420		National Semiconductor Corp.	6,493
119	@	Qlogic Corp.	4,092
877		Texas Instruments, Inc.	21,206
			311,249
		Software: 1.6%
315		Adobe Systems, Inc.	19,076
240		Autodesk, Inc.	15,698
750		Automatic Data Processing, Inc.	34,148
543	@	BMC Software, Inc.	10,089
230	@	Citrix Systems, Inc.	5,430
756		Computer Associates Intl., Inc.	23,081
764	@	Compuware Corp.	4,408
151	@	Electronic Arts, Inc.	7,384
1,123		First Data Corp.	46,144
267	@	Fiserv, Inc.	10,282
314		IMS Health, Inc.	7,087

See Accompanying Notes to Financial Statements

114

Shares			Value
		Software (continued)
260	@	Intuit, Inc.	$10,878
14,090		Microsoft Corp.	377,754
415	@	Novell, Inc.	2,532
11,197	@	Oracle Corp.	141,754
497	@	PeopleSoft, Inc.	11,734
753	@	Siebel Systems, Inc.	7,590
552	@	Veritas Software Corp.	12,089
			747,158
		Telecommunications: 1.8%
532		Alltel Corp.	30,159
396		AT&T Corp.	7,247
588	@	Avaya, Inc.	9,655
2,385		BellSouth Corp.	63,966
171		CenturyTel, Inc.	5,629
8,707	@	Cisco Systems, Inc.	162,909
398		Citizens Communications Co.	5,691
258	@	Comverse Technology, Inc.	5,488
1,785	@	Corning, Inc.	22,455
5,383	@	Lucent Technologies, Inc.	21,155
4,116		Motorola, Inc.	79,274
1,406	@	Nextel Communications, Inc.	40,015
2,050		QUALCOMM, Inc.	85,321
2,244	@	Qwest Communications Intl., Inc.	8,976
4,278		SBC Communications, Inc.	107,677
187		Scientific-Atlanta, Inc.	5,539
1,854		Sprint Corp.	42,290
495	@	Tellabs, Inc.	4,232
3,632		Verizon Communications, Inc.	149,747
			857,425
		Textiles: 0.0%
218		Cintas Corp.	9,749
			9,749
		Toys/Games/Hobbies: 0.0%
224		Hasbro, Inc.	4,263
524		Mattel, Inc.	9,930
			14,193
		Transportation: 0.5%
476		Burlington Northern Santa Fe Corp.	21,439
264		CSX Corp.	10,066
527		FedEx Corp.	50,081
680		Norfolk Southern Corp.	23,344
78		Ryder System, Inc.	4,184
134		Union Pacific Corp.	8,501
1,446		United Parcel Service, Inc.	121,681
			239,296

		Total Common Stock (Cost $14,731,326)	14,649,434

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.0%
	Federal National Mortgage Association: 35.0%
$20,000,000	4.630%, due 09/15/09	$16,322,520

	Total U.S. Government Agency Obligations (Cost $16,691,499)	16,322,520

U.S. TREASURY OBLIGATIONS: 32.2%
	U.S. Treasury STRIP: 32.2%
18,000,000	3.700%, due 11/15/09	15,009,624
	Total U.S. Treasury Obligations (Cost $15,146,835)	15,009,624
	Total Long-Term Investment (Cost $46,569,660)	45,981,578

SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreement: 1.4%
661,000	Morgan Stanley Repurchase Agreement 11/30/04, 2.070%, due 12/01/04, $661,038 to be received upon repurchase (Collateralized by $715,000 Federal Home Loan Mortgage Corporation, 3.500%, Market Value plus accrued interest $721,107, due 09/15/07)	661,000
	Total Short-Term Investments (Cost $661,000)	661,000

Total Investments In Securities (Cost $47,230,660)*	100.0%	$46,642,578
Other Assets and Liabilities-Net	0.0	1,948
Net Assets	100.0%	$46,644,526

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$136,117
Gross Unrealized Depreciation	(724,199)
Net Unrealized Depreciation	$(588,082)

See Accompanying Notes to Financial Statements

115

ING PRINCIPAL PROTECTION FUND XII

PORTFOLIO OF INVESTMENTS

AS OF NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 60.3% U.S. Government Agency Obligations: 49.2%
	Federal Home Loan Bank: 11.2%
$100,000	2.220%, due 01/28/05	$99,638
100,000	2.280%, due 02/09/05	99,552
		199,190
	Federal Home Loan Mortgage Corporation: 9.8%
175,000	2.210%, due 01/18/05	174,476
		174,476
	Federal National Mortgage Association: 16.9%
300,000	2.240%, due 01/12/05	299,201
		299,201
	Other: 11.3%
100,000	Federal Farm Credit Discount Notes, 1.970%, due 12/17/04	99,907
100,000	Federal Farm Credit Discount Notes, 2.180%, due 01/13/05	99,735
		199,642

	Total U.S. Government Agency Obligations (Cost $872,562)	872,509
	Repurchase Agreement: 11.1%
198,000	Morgan Stanley Repurchase Agreement 11/30/04, 2.071%, due 12/01/04, $198,011 to be received upon repurchase (Collateralized by $205,000 Federal National Mortgage Association, 1.750%-5.000%, Market Value plus accrued interest $206,605, due 05/23/05-03/21/07)	198,000

	Total Repurchase Agreement (Cost $198,000)	198,000

	Total Short-Term Investments (Cost $1,070,562)	1,070,509

Total Investments In Securities (Cost $1,070,562)*	60.3%	$1,070,509
Other Assets and Liabilities-Net	39.7	705,535
Net Assets	100.0%	$1,776,044

*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(53)
Net Unrealized Depreciation	$(53)

See Accompanying Notes to Financial Statements

116

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180.

Domestic Equity and Income Funds

ING Balanced Fund

ING Convertible Fund

ING Equity and Bond Fund

ING Equity Income Fund

ING Real Estate Fund

Domestic Equity Growth Funds

ING Disciplined LargeCap Fund

ING Growth Fund

ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING SmallCap Opportunities Fund

ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund

ING LargeCap Value Fund

ING MagnaCap Fund

ING MidCap Value Fund

ING SmallCap Value Fund

ING Value Opportunity Fund

Fixed Income Funds

ING GNMA Income Fund

ING Government Fund

ING High Yield Bond Fund

ING Intermediate Bond Fund

ING National Tax Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund

ING Global Real Estate Fund

ING Global Science and Technology Fund

ING Worldwide Growth Fund

International Equity Funds

ING Emerging Countries Fund

ING Foreign Fund

ING International Fund

ING International Growth Fund

ING International SmallCap Growth Fund

ING International Value Fund

ING Precious Metals Fund

ING Russia Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Aeltus Money Market Fund

ING Classic Money Market Fund

ING Lexington Money Market Trust

ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Balanced Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Income Fund

*

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager

ING Investments, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York

100 Colonial Center Parkway, Suite 300

Lake Mary, FL 32746

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.ingfunds.com and on the SEC’s website www.sec.gov.

PRSAR-UFPPFABCQ (1104-012805)

Funds

Semi-Annual Report

November 30, 2004

Classes A, B, C, M and O

Domestic Equity Growth Funds  Domestic Equity and Income Funds

■  ING Disciplined LargeCap Fund  ■  ING Convertible Fund

■  ING LargeCap Growth Fund  ■  ING Equity and Bond Fund

■  ING MidCap Opportunities Fund  ■  ING Real Estate Fund

■  ING SmallCap Opportunities Fund

Domestic Equity Value Funds

■  ING Financial Services Fund

■  ING LargeCap Value Fund

■  ING MagnaCap Fund

■  ING MidCap Value Fund

■  ING SmallCap Value Fund

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PRESIDENT'S LETTER

Dear Shareholder:

The past year has brought about numerous changes in the mutual funds industry, including requests for additional disclosures. I would like to draw your attention to some additional information you will now see in the reports due, in part, to these new requirements:

•  You will see a new section entitled "Shareholder Expense Examples". These examples are intended to illustrate for you the ongoing costs of investing in a mutual fund and to provide a method to compare those costs with the ongoing costs of investing in other mutual funds.

•  In addition to the normal performance tables included in the Portfolio Managers' Reports, there are now additional graphical or tabular presentations, which illustrate the current holdings of the funds as of the period-end.

•  Each fund now also files its complete schedule of portfolio holdings with the Securities Exchange Commission ("SEC") for the first and third quarters of each fiscal year on
Form N-Q. These Forms are available for shareholders to view on the SEC's website at www.sec.gov.

We welcome these changes and believe that they will provide valuable information to our shareholders. We hope you will find these additional disclosures beneficial and easy to understand.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in 2005 and beyond.

Sincerely,

James M. Hennessy
President
ING Funds
January 25, 2005

JAMES M. HENNESSY

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2004

Two months prior to the start of our fiscal year, the economic outlook had changed radically. On April 2, 2004, a very bullish U.S. employment report had sparked a few days of euphoria that vanished as it became clear that as the job market tightens, inflation picks up and rising interest rates cannot be far away. This was followed up with another strong report in May and by mid-month major stock and bond markets had negative returns for 2004. Markets were off their lows as we started our half year and in this period, as we shall see below, sentiment would undergo two more major reversals, accompanied by record-breaking market movements.

Global equities added 9.0% from the end of May through November according to the Morgan Stanley Capital International ("MSCI") World Index(1) in dollars including net dividends, just under half due to dollar weakness. Among currencies, the euro, yen and pound all gained on the dollar, although the pendulum swung back and forth. Ultimately, the dollar succumbed to record U.S. trade deficits, and latterly, to fears that non-U.S. investors might diversify out of U.S. financial assets. By the end of November 2004, the euro had gained 8.9% and a new all time record against the dollar. The yen rose 6.2% to a level not seen since early 2000, while the pound stood 4.2% higher at a remarkable 12-year peak. On a trade-weighted basis, the dollar plumbed 9-year lows.

Investment grade U.S. fixed income classes initially bore the brunt of fears of a new cycle of rising interest rates from multi-decade low levels, as evidence mounted that inflation was on the rise. In the six months ended November 30, 2004, the Federal Open Market Committee (FOMC) would increase the Federal Reserves Funds rate four times to 2.0%, even as the economy clearly decelerated again. During this time, the total return of the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds was 3.8%. High yield bonds fared comparatively well, the Lehman Brothers U.S. Corporate High Yield Bond Index(3) returning 9.6% for the six months. In a similar vein there was a notable flattening of the yield curve, as short-term interest rates marched up in anticipation of continued monetary tightening, while bond yields ignored this and fell in the face of mostly tame economic data. For the six months, the yield on 10-year Treasury Notes fell by 30 basis points to 4.4%, but the yield on 13-week Treasury Bills rose 113 basis points to 2.2%.

The U.S. equities market in the form of the Standard & Poor's ("S&P") 500 Index(4) rose 5.7% including dividends in the six months ended November 30, 2004. At that point the market was trading at a price to earnings ("P/E") level of just under 16 times 2005 estimated earnings. As mentioned above, strong monthly employment reports from April 2004 set the tone. After an initial scare about the rise in interest rates that this implied, investors regained their nerve and as the Federal Reserve embarked on its tightening cycle at the end of June the market was challenging its best levels of 2004. And yet in the week before the increase the wind seemed to shift again with some unexpectedly downbeat economic releases. From July through October 2004, the employment reports were neutral to shockingly weak, while oil prices continued their rise, peaking on Friday, October 22 at 41% above end of May 2004 levels. This effective deflationary "tax" on worldwide consumers troubled equity markets, and the S&P 500 Index reached its lowest point of 2004 on August 12. From there, however, oil prices retreated by 13% and that, combined with a clear election result, perceived to be business and shareholder friendly, plus a new, powerful employment report, caused sentiment to shift yet again. By the end of November, the S&P 500 Index had breached levels not seen since before September 11, 2001, bolstered by an upward revision to third quarter gross domestic product ("GDP") growth to 3.9%.

In international equities markets, for the six months ended November 30, 2004, Japan rose 4.8% in dollars, according to the MSCI Japan Index(5) with net dividends, but fell 2.6% in yen. At that point, stocks were trading at nearly 16 times 2005 estimated earnings. Initially encouraged by surprisingly strong, export led, 6.1% first quarter GDP growth, investors became disillusioned by a likely slow down in China, rising oil prices and a slumping dollar. By the third quarter, GDP growth had fallen to a depressingly flat 0.1%.

Meanwhile, European excluding ("ex") UK markets gained 15.5% in dollars, about five-eighths due to dollar weakness, according to the MSCI Europe ex UK Index(6) with net dividends. In local currency terms, the region's markets reached a 28-month high during November 2004, and were then trading on average at just over 13 times 2005 estimated earnings. Growth in this region is held back by weak domestic demand, restrained by 8.9% unemployment in inflexible labor markets. This region's main attraction is its relative

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2004

cheapness; the concern is the fragility of this picture, given its export dependency.

The UK market rose 12.1% in dollars between May and November 2004, based on the MSCI UK Index(7) with net dividends. In pounds, the market rose 7.5%, attaining the highest mark since mid-2002, and traded at about 161/2 times 2005 estimated earnings. Unlike Continental Europe, the UK economy strains at full employment, with over-committed, property owning consumers, enriched (at least in their own minds), by a housing price bubble. The Bank of England has been trying, with five interest rate increases since November 2003, to cool demand and by the end of November seemed to be succeeding.

(1)  The MSCI World Index measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3)  The Lehman Brothers U.S. Corporate High Yield Bond Index is generally representative of corporate bonds rated below investment-grade.

(4)  The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5)  The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING DISCIPLINED LARGECAP FUND

PORTFOLIO MANAGERS' REPORT

The ING Disciplined LargeCap Fund (the "Fund") seeks capital appreciation. The Fund is managed by a team of investment professionals led by Hugh T.M. Whelan Sr., CFA, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 7.37% compared to the Standard & Poor's ("S&P") 500 Index(4), which returned 5.67% for the same period.

Portfolio Specifics: Performance benefited from good stock selection. Sector allocation, market timing, and other macro themes played no significant role in the Fund's outperformance of its benchmark.

Relative performance during the first five months of this period was positive, but somewhat restrained. The market headed down going into August weighed by oil's ascent and the beginning of a season full of large events, such as the Olympics and the Democratic and Republican conventions, which were perceived to be prime targets for terrorists. As each potential disaster passed without incident, the market slowly drifted up, until by the end of October it was roughly back to where it had started. Throughout this period, we incrementally added value, especially in the information technology and health care sectors. Stock selection in these sectors was helped by our model's earnings quality and valuation factors. Price momentum and other market recognition factors were detrimental to security selection in these sectors. Security selection during this time was weakest in the financials sector where historically successful factors, such as earnings momentum and earnings surprise, failed to provide positive guidance.

A market catalyst emerged after the election. In November, the S&P 500 Index returned a robust 4.1%, and we generated as much outperformance in November as we did in the preceding five months. The markets seemed to ease its concern over macro fears and concentrate more on individual stock stories. Like the first five months of the reporting period, stock selection within the health care and information technology sectors was particularly successful. However, this time the factors that proved to be the strong indicators of performance were market recognition factors, such as price momentum and analyst estimate revision. Factors that tended not to work as well were those that monitor management behavior, such as capital expenditures intensity. Stock selection in November was weakest in the industrial sector.

For the full six-month performance period, roughly half our outperformance came in November and the other half was spread out over the preceding five months. We had strong stock selection in the health care and information technology sector and weak stock selection in the financial and industrial sectors.

Current Strategy and Outlook: Our strategy going forward is to continue our focus on bottom-up stock selection using the criteria of positive business momentum, valuation, and market recognition. The Fund is overweight in the consumer discretionary and energy sectors and underweight in the industrials and financials sectors. However, our overall sector exposures are a result of our bottom-up stock picking and are by design quite close to the S&P 500 Index so that nearly all of our relative performance is driven by individual stock selection.

The outlook for equities is positive with third calendar quarter earnings hitting seventeen percent and the non-farm payroll report almost double expectations. The Federal Reserve signaled its intentions to continue with its "measured" increase in rates and in November lifted the fed funds rate to 2.00%, still considered to be accommodative. Robust corporate profits, strong jobs numbers and inflation fighting Federal Reserve all bode well for equities.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Exxon Mobil Corp.	3.7%
General Electric Co.	3.1%
Microsoft Corp.	2.6%
Johnson & Johnson	2.5%
American International Group, Inc.	2.5%
International Business Machines Corp.	2.4%
Procter & Gamble Co.	2.1%
Citigroup, Inc.	2.0%
Wal-Mart Stores, Inc.	2.0%
Pfizer, Inc.	1.9%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

PORTFOLIO MANAGERS' REPORT

ING DISCIPLINED LARGECAP FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	Since Inception December 30, 1998
Including Sales Charge:
Class A(1)	6.89%	(4.45)%	(1.69)%
Class B(2)	7.52%	(4.40)%	(1.57)%
Class C(3)	11.52%	(4.01)%	(1.40)%
Excluding Sales Charge:
Class A	13.41%	(3.31)%	(0.70)%
Class B	12.52%	(4.01)%	(1.40)%
Class C	12.52%	(4.01)%	(1.40)%
S&P 500 Index(4)	12.85%	(1.84)%	0.70	%(5)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Disciplined LargeCap Fund against the S&P 500 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(5) Since inception performance for index is shown from
January 1, 1999.

ING LARGECAP GROWTH FUND

PORTFOLIO MANAGERS' REPORT

The ING LargeCap Growth Fund (the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of large U.S. companies. The Fund is managed by Andrew J. Shilling, CFA, Senior Vice President, Partner and Equity Portfolio Manager, Wellington Management Company, LLP - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 0.34% compared to the Russell 1000 Growth Index(4) and the Standard & Poor's ("S&P") 500 Index(5), which returned 0.81% and 5.67%, respectively, for the same period.

Portfolio Specifics: The summer of 2004 weakness in equities was a result of investor focus on several concerns: a softening economy, uncertainty over presidential elections, continued violence in Iraq, and worries of potential terrorist strikes during the political conventions or the Olympics. By fall, many of these worries had been mitigated and America remained free of terrorist attacks. The economy seemed to be moving forward despite record high oil prices. Equity markets generally rallied beginning in September, resulting in positive performance for the six month period.

In this volatile environment, the Fund maintained its focus on stock selection. Wireless handheld device maker Research In Motion Ltd., the top positive contributor to absolute Fund returns, benefited from the introduction of an appealing new messaging and communication device and a software agreement with cell phone giant Nokia Corp. Internet media company Yahoo!, Inc. also boosted results on favorable trends for online advertising and paid search, while online auctioneer eBay, Inc., a consumer discretionary stock, rose on strong international growth and accelerating PayPal metrics.

Unfavorable performance from Apollo Group, Inc. and a handful of health care stocks contributed to the Fund's relative underperformance during the period. Post-secondary educator Apollo Group, Inc., the bottom contributor on a relative basis, declined on negative news flow for the industry and questions regarding its recruitment practices. In the health care sector, pharmaceuticals were generally weak during the period. Of our holdings, Eli Lilly & Co. and AstraZeneca PLC were particularly weak. AstraZeneca PLC's weakness was driven mainly by FDA concerns about negative side effects of Exanta, a blood thinning drug in the company's product pipeline. Drug distributor Cardinal Health, Inc., which was held during the period, was hurt by an investigation of accounting practices.

Current Strategy and Outlook: Though we believe that the economy will exhibit moderate growth over the intermediate term, we are somewhat challenged to aptly forecast the near-term macroeconomic environment. On the one hand, gross domestic product (GDP) rose at a 3.9% annualized rate in the third calendar quarter of 2004, manufacturing indicators continue to show strength, and interest rates are relatively low. On the other hand, employment growth remains somewhat sluggish, the Federal Reserve continues to raise short-term interest rates, and oil prices remain high. Elevated energy prices, particularly if they persist or rise in the coming months, could serve to restrain corporate spending and/or curtail consumer consumption. In this uncertain environment, we continue to emphasize competitively-advantaged, share-gaining industry leaders that should perform well in most economic scenarios. Our strategy is to build a diversified portfolio on a stock-by-stock basis, identifying companies with sustainable strong revenue and cash flow growth.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Research In Motion Ltd.	5.6%
Apollo Group, Inc.	5.1%
Yahoo!, Inc.	5.1%
Countrywide Financial Corp.	4.9%
Guidant Corp.	4.6%
eBay, Inc.	4.5%
Dell, Inc.	4.1%
Electronic Arts, Inc.	3.7%
AstraZeneca PLC ADR	3.4%
First Data Corp.	3.3%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

PORTFOLIO MANAGERS' REPORT

ING LARGECAP GROWTH FUND

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	Since Inception July 21, 1997
Including Sales Charge:
Class A(1)	3.05%	(12.05)%	5.16%
Class B(2)	3.64%	(11.93)%	5.32%
Class C(3)	7.54%	(11.59)%	5.31%
Excluding Sales Charge:
Class A	9.34%	(11.00)%	6.00%
Class B	8.64%	(11.58)%	5.32%
Class C	8.54%	(11.59)%	5.31%
Russell 1000 Growth Index(4)	5.83%	(8.19)%	1.24	%(6)
S&P 500 Index(5)	12.85%	(1.84)%	4.44	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Growth Fund against the Russell 1000 Growth Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(5) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(6) Since inception performance for index is shown from August 1, 1997.

ING MIDCAP OPPORTUNITIES FUND

PORTFOLIO MANAGERS' REPORT

The ING MidCap Opportunities Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 4.98% compared to the Russell MidCap Growth Index(4) and the Russell MidCap Index(5), which returned 5.68% and 11.09%, respectively, for the same period.

Portfolio Specifics: The Fund slightly underperformed the Russell MidCap Growth Index as unfavorable sector allocation was offset by good stock selection. A substantial overweight in the energy sector combined with strong stock selection was a major positive factor, as was the industrial sector where superior stock selection more than offset unfavorable sector allocation. With energy prices likely to settle for a period around the $40 price level, we believe that share prices remain attractive in that sector. The health care sector hurt performance most as asset allocation and poor stock selection united to negatively impact results. Stocks that contributed to performance during the past six months were Harman Intl. Industries, Inc., CACI Intl., Inc., and Adobe Systems, Inc., while Omnicare, Inc., Broadcom Corp., and NBTY, Inc., which were all previously held, performed poorly and detracted from results.

Energy represents the most heavily overweighted sector relative to the Russell MidCap Growth Index, while technology remains as the most underweighted. This is an indication as to where the Fund's managers believe the best earnings growth will be found in 2005. The latter sector was reduced sharply during the past six months as profits were taken in successful investments, while several unsuccessful technology positions were sold. The exposure to health care remains above the benchmark as we believe that following a period of difficult earnings comparisons and potential "headline risk" from new product failures, the sector offers above- average potential. Overall, we believe that the Fund is well positioned for the 2005 investment environment we see ahead.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits and inflation. Given our positive economic outlook for the remainder of 2004 and into 2005, we believe that the market is reasonably valued and able to provide positive returns during the coming year. However, our stock selection process is primarily based on a combination of positive earnings growth, relative price strength and reasonable valuation and, as such, is not dependent upon our market or economic outlook.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Adobe Systems, Inc.	2.1%
Harman Intl. Industries, Inc.	2.1%
Coach, Inc.	2.1%
Mohawk Industries, Inc.	2.0%
Avid Technology, Inc.	2.0%
Rockwell Automation, Inc.	1.8%
Chesapeake Energy Corp.	1.8%
St. Jude Medical, Inc.	1.8%
CACI Intl., Inc.	1.7%
Sonic Corp.	1.7%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

PORTFOLIO MANAGERS' REPORT

ING MIDCAP OPPORTUNITIES FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	Since Inception August 20, 1998
Including Sales Charge:
Class A(1)	0.35%	(6.11)%	8.17%
Class B(2)	0.67%	(5.97)%	8.49%
Class C(3)	4.70%	(5.65)%	8.42%
Excluding Sales Charge:
Class A	6.48%	(4.99)%	9.19%
Class B	5.67%	(5.64)%	8.49%
Class C	5.70%	(5.65)%	8.42%
Russell MidCap Growth Index(4)	11.40%	(1.15)%	8.40	%(6)
Russell MidCap Index(5)	18.76%	8.51%	12.27	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MidCap Opportunities Fund against the Russell MidCap Growth Index and the Russell MidCap Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell MidCap Growth Index consists of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values with greater than average growth orientation.

(5) The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(6) Since inception performance for index is shown from September 1, 1998.

ING SMALLCAP OPPORTUNITIES FUND

PORTFOLIO MANAGERS' REPORT

The ING SmallCap Opportunities Fund (the "Fund") seeks capital appreciation. The Fund is managed by a team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 7.81% compared to the Russell 2000 Growth Index(4) and the Russell 2000 Index(5), which returned 7.88% and 12.18%, respectively, for the same period.

Portfolio Specifics: Strong stock selection was able to overcome disappointing results from our sector allocation, providing a return for the six months ended November 30, 2004 that was in line with the Fund's benchmark. The divergence in performance among sectors was very wide during this period. Compared to the benchmark technology experienced very positive results, but these gains were more than offset by disappointing performance in the health care sector. Strong contributors in technology included Cognizant Technology Solutions, Micros Systems, Inc., and Silicon Image, Inc. However, the problems among several small health care-related companies, including previously held Ligand Pharmaceuticals, Martek Biosciences Corp., and Accredo Health, Inc. had a severely negative impact. The energy sector contributed to the favorable results due to a combination of good sector weighting decisions and strong stock selection, including Southwestern Energy Co. Favorable stock selections in the consumer discretionary sector, such as Penn National Gaming, Inc. and Dick's Sporting Goods, Inc., also helped performance. Lack of exposure to the strongly performing materials sector detracted from performance.

The sector weightings remained relatively unchanged during the June to November 2004 period. The consumer discretionary sector is the Fund's largest position and represents a substantial overweighting versus the benchmark. As is often the case in small-cap growth portfolios, consumer discretionary, technology, and health care remain the three largest sectors, representing about 70% of the entire Fund versus about 65% of the benchmark. There is a high level of industry diversification within these sectors, but they remain the growth areas of the economy. On the other hand, industrials are the most heavily underweighted sector in the Fund, where a lack of earnings growth and relative price strength has made security selection challenging.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits, and inflation. Given our positive economic outlook, we believe that the market is reasonably valued and able to provide positive returns during the coming year.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Southwestern Energy Co.	3.0%
Shuffle Master, Inc.	2.8%
Cognizant Technology Solutions Corp.	2.6%
Ishares Russell 2000 Growth Index Fund	2.6%
Avid Technology, Inc.	2.5%
Amsurg Corp.	2.4%
SCP Pool Corp.	2.4%
Station Casinos, Inc.	2.3%
Inamed Corp.	2.3%
Pediatrix Medical Group, Inc.	2.2%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

PORTFOLIO MANAGERS' REPORT

ING SMALLCAP OPPORTUNITIES FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	Since Inception of Class A, B and C June 5, 1995
Including Sales Charge:
Class A(1)	(3.28)%	(10.16)%	7.05%
Class B(2)	(3.04)%	(10.00)%	6.98%
Class C(3)	0.92%	(9.72)%	6.96%
Excluding Sales Charge:
Class A	2.62%	(9.09)%	7.72%
Class B	1.96%	(9.71)%	6.98%
Class C	1.92%	(9.72)%	6.96%
Russell 2000 Growth Index(4)	10.83%	(1.09)%	6.19	%(6)
Russell 2000 Index(5)	17.26%	8.29%	10.85	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Opportunities Fund against the Russell 2000 Growth Index and the Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged Index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) Since inception performance for index is shown from
June 1, 1995.

ING FINANCIAL SERVICES FUND

PORTFOLIO MANAGERS' REPORT

The ING Financial Services Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Steven L. Rayner, CFA, CPA, Vice President and Portfolio Manager and Robert M. Kloss, Vice President and Portfolio Manager, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 6.70% compared to the Standard & Poor's ("S&P") Financials Index(3) and the S&P 500 Index(4), which returned 4.36% and 5.67%, respectively, for the same period.

Portfolio Specifics: We continued to bias our positioning of the portfolio toward "offensive" holdings during this period, favoring stocks that we believed would benefit on a relative basis from a strengthening economy and would tend to be less vulnerable to a higher interest rate environment that often follows more robust economic growth.

This proved to be an effective strategy overall, though we had to work through a challenging summer and early fall period characterized by oil-price-induced questions about the sustainability of the economic recovery. The Fund was able to outperform its benchmark for the period, and at the time of this writing, we remain committed to our offensive stance, as the domestic economy moves forward and the Federal Reserve ("Fed") continues its measured pace of interest rate increases.

Stock selection rather than allocation to financial industry groups was the source of most of the relative gain, and we were able to add value through stock selection in each of the three main groups: banks, diversified financials, and Insurance. AIG was a benefit to performance and Bank of America a detractor because we were under- and over-weight, respectively, in these stocks. Among the specific stocks that were significant contributors to performance during the six months ended November 30, 2004 were: asset managers Affiliated Managers Group, Franklin Resources, and T. Rowe Price; subprime home equity lender Accredited Home Lenders; banks Prosperity Bancshares and Bank of America; and internet broker E*Trade Financial.

Conversely, our holdings of multiline insurers American Intl. Group and Hartford Financial Services Group suffered due to their involvement in the insurance brokerage scandal, though we continue to hold stakes in both firms as of this writing, believing further downside to be limited.

Current Strategy and Outlook: In our last commentary six months ago, we expressed our conviction that higher interest rates were coming. So far, the Fed has done its part to increase short-term rates, boosting Fed funds from 1.00% in May to 2.25% in December 2004. However, while long-term rates have gyrated a bit during the period, they generally remained in the 4% range.

This flatter yield curve could be a potential negative for interest-spread-driven financials such as banks. As such, we are maintaining our underweight position in the banking sub-sector. But we must point out that the prospect of higher rates is not an automatic negative for financial stocks - there are many companies in our universe that will actually benefit from moderately higher rates. Further, higher rates do not occur in a vacuum; they are typically a result of strong economic growth, which would benefit the earnings of a substantial portion of our universe. That said, we do not foresee the kind of precipitous rise in interest rates that would likely be a major negative for the market as a whole including most of the financial universe.

We have, therefore, maintained our offensive bias in the portfolio, though we are cognizant of the need to maintain valuation discipline in the face of rising equity prices.

We continue to focus on finding what we believe to be the best relative values among companies leveraged to an economic recovery, as opposed to those whose earnings outlook might prove disappointing in a higher rate environment.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Citigroup, Inc.	5.8%
Wells Fargo & Co.	4.4%
American International Group, Inc.	3.7%
Affiliated Managers Group	3.5%
JPMorgan Chase & Co.	3.2%
Goldman Sachs Group, Inc.	3.2%
Freddie Mac	3.0%
Morgan Stanley	2.9%
Hartford Financial Services Group, Inc.	2.8%
U.S. Bancorp	2.7%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS' REPORT

ING FINANCIAL SERVICES FUND

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	10 Year	Since Inception of Class B October 20, 1997		Since Inception of Class C August 25, 2004		Since Inception of Class O September 15, 2004
Including Sales Charge:
Class A(1)	6.31%	9.05%	13.19%	-		-		-
Class B(2)	6.98%	9.24%	-	2.16%		-		-
Class C	-	-	-	-		4.55%		-
Class O	-	-	-	-		-		3.72%
Excluding Sales Charge:
Class A	12.80%	10.35%	17.12%	-		-		-
Class B	11.98%	9.52%	-	5.73%		-		-
Class C	-	-	-	-		5.53%		-
Class O	-	-	-	-		-		3.72%
S&P 500 Financials Index(3)	11.44%	5.92%	17.25%	7.97	%(5)	2.60	%(6)	3.48	%(7)
S&P 500 Index(4)	12.85%	(1.84)%	11.90%	5.15	%(5)	6.78	%(6)	5.63	%(7)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Financial Services Fund against the S&P 500 Financials Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year and since inception returns.

(3) The S&P 500 Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500 Index.

(4) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(5) Since inception performance for index is shown from November 1, 1997.

(6) Since inception performance for index is shown from September 1, 2004.

(7) Since inception performance for index is shown from October 1, 2004.

ING LARGECAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING LargeCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 7.05% compared to the Russell 1000 Value Index(4) and the Russell 1000 Index(5), which returned 11.01% and 5.92%, respectively, for the same period.

Portfolio Specifics: While energy prices increased substantially during the period ended November 30, 2004, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third calendar quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0%. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index gained 5.92%, while the small-cap Russell 2000 Index(9) climbed 12.18%, suggesting that returns for large caps trailed returns for small caps during the period. Among large caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell 1000 Value Index advanced 11.01%, for example, the Russell 1000 Growth Index(10) gained only 0.81%.

The Fund underperformed the Russell 1000 Value Index, but outperformed the Russell 1000 Index. For the Fund, a majority of holdings posted advances. Gains for positions in industries such as diversified telecom services, oil and gas, and tobacco made the most substantial contributions to returns. Strong performers in these industries included Sprint Corp., El Paso Corp. and Altria Group, Inc.

Returns for holdings in pharmaceuticals were mixed during the period, with Wyeth and Schering-Plough Corp. advancing, while positions such as Merck & Co., Inc. and Pfizer Inc. declined. On a stock-by-stock basis, declines for positions in Merck & Co., Inc., Micron Technology, Inc. and Safeway, Inc. were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the period, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the insurance industry increased, while exposure to the diversified telecom services industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding large-cap U.S. stocks in particular. Instead, we remain focused on purchasing large-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Merck & Co, Inc.	4.0%
Schering-Plough Corp.	4.0%
Safeway, Inc.	4.0%
BellSouth Corp.	3.9%
Kroger Co.	3.8%
Pfizer, Inc.	3.6%
Bristol-Myers Squibb Co.	3.5%
Ford Motor Co.	3.5%
Albertson's, Inc.	3.5%
SBC Communications, Inc.	3.5%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS' REPORT

ING LARGECAP VALUE FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	Since Inception of Class A and Class B February 2, 2004		Since Inception of Class C February 3, 2004
Including Sales Charge:
Class A(1)	(2.64)%		-
Class B(2)	(2.38)%		-
Class C(3)	-		2.02%
Excluding Sales Charge:
Class A	3.30%		-
Class B	2.62%		-
Class C	-		3.02%
Russell 1000 Value Index(4)	10.77	%(6)	10.77	%(6)
Russell 1000 Index(5)	5.51	%(6)	5.51	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Value Fund against the Russell 1000 Value Index and the Russell 1000 Index. The Indices have no cash in their portfolios, imposes no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%.

(3) Reflects deduction of the Class C deferred sales charge of 1%.

(4) The Russell 1000 Value Index measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(5) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(6) Since inception performance for the index is shown from February 1, 2004.

(7) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(8) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(9) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(10) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth.

ING MAGNACAP FUND

PORTFOLIO MANAGERS' REPORT

The ING MagnaCap Fund (the "Fund") seeks growth of capital, with dividend income as a secondary consideration. The Fund is managed by a team of investment professionals led by William F. Coughlin, CFA, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 7.19% compared to the Russell 1000 Value Index(5) and the Russell 1000 Index(6), which returned 11.01% and 5.92%, respectively, for the same period.

Portfolio Specifics: A combination of sector allocation and disappointing stock selection caused the Fund to underperform its Russell 1000 Value Index benchmark during the past six months. With respect to the Fund's sector allocation, an overweighted position in the poorly performing health care sector had a negative impact on performance as Merck & Co., which was previously held, and Pfizer, Inc. were two of the Fund's worst performing positions. Partially offsetting this weakness, however, was an important overweighting of the energy sector where Apache Corp., Halliburton Co., and ChevronTexaco Corp. made positive contributions. Overall, our holdings in the financial services sector had the most impact on relative results as American Intl. Group, Washington Mutual, Inc. and Morgan Stanley all declined during the period.

There were no major sector changes over the last six months. The largest sector exposure in the Fund remains financial services at approximately 34% of total assets. While this appears to be a relatively high level for a single sector, the Russell 1000 Value Index has a weighting of nearly 33%, so the Fund is relatively in line with its benchmark. Consumer staples continues to the most heavily overweighted sector relative to the benchmark, while technology is the most underweighted. Overall, the Fund's sector weightings have remained sensitive to the weightings of the underlying benchmark as a means of controlling the overall risk and volatility of the Fund's returns.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits, and inflation. Given our positive economic outlook, we believe that the market is reasonably valued and able to provide positive returns during the coming year.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

ChevronTexaco Corp.	3.8%
Bank of America Corp.	3.7%
General Dynamics Corp.	3.6%
Altria Group, Inc.	3.6%
Exxon Mobil Corp.	3.4%
Wells Fargo & Co.	3.3%
Nestle SA ADR	3.1%
BP PLC ADR	3.0%
Fannie Mae	3.0%
Merrill Lynch & Co, Inc.	3.0%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS' REPORT

ING MAGNACAP FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	10 Year	Since Inception of Class B and M July 17, 1995		Since Inception of Class C June 1, 1999
Including Sales Charge:
Class A(1)	7.66%	(2.03)%	9.08%	-		-
Class B(2)	8.40%	(1.84)%	-	7.39%		-
Class C(3)	12.39%	(1.55)%	-	-		(0.86)%
Class M(4)	9.69%	(1.97)%	-	7.27%		-
Excluding Sales Charge:
Class A	14.23%	(0.86)%	9.73%	-		-
Class B	13.40%	(1.55)%	-	7.39%		-
Class C	13.39%	(1.55)%	-	-		(0.86)%
Class M	13.67%	(1.27)%	-	7.68%		-
Russell 1000 Value Index(5)	19.67%	4.68%	13.58%	11.92	%(7)	3.75%
Russell 1000 Index(6)	12.66%	(1.30)%	11.92%	10.02	%(7)	0.11%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MagnaCap Fund against the Russell 1000 Value Index and the Russell 1000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) Reflects deduction of the maximum Class M sales charge of 3.50%.

(5) The Russell 1000 Value Index measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(6) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(7) Since inception performance for index is shown from August 1, 1995.

ING MIDCAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING MidCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Mid Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 5.85% compared to the Russell MidCap Value Index(4) and the Russell MidCap Index(5), which returned 15.09% and 11.09%, respectively, for the same period.

Portfolio Specifics: While energy prices increased substantially during the period, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0% as of period end. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index(9) gained 5.92% while the Russell Midcap Index climbed 11.09%, suggesting that returns for large caps trailed returns for mid caps during the period. Among mid caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell Midcap Value Index advanced 15.09%, for example, the Russell Midcap Growth Index(10) gained only 5.68%.

For the Fund, a majority of holdings posted advances; however, the Fund still underperformed its benchmarks. Gains for positions in the oil and gas, tobacco, and chemicals industries made the most substantial contributions to returns. Strong performers in these industries included El Paso Corp., Loews Corp. - Carolina Group, and RPM International, which was sold during the period.

Returns for positions in the auto components industry were mixed, with Goodyear Tire & Rubber Co. advancing while Visteon Corp. declined. On a stock-by-stock basis, declines for positions in Tommy Hilfiger Corp. and Winn-Dixie Stores, Inc. were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the six-month period ended November 30, 2004, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the health care providers & services industry increased, while exposure to the chemicals industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding mid-cap U.S. stocks in particular. Instead, we remain focused on purchasing mid-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Agere Systems, Inc.	4.2%
Goodyear Tire & Rubber Co.	4.1%
UnumProvident Corp.	4.0%
Unisys Corp.	4.0%
El Paso Corp.	3.4%
Synopsys, Inc.	3.4%
Tenet Healthcare Corp.	3.3%
Visteon Corp.	3.2%
Loews Corp.	3.2%
3Com Corp.	3.1%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

PORTFOLIO MANAGERS' REPORT

ING MIDCAP VALUE FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Class A February 1, 2002	Since Inception of Class B and C February 4, 2002
Including Sales Charge:
Class A(1)	11.78%	5.86%	-
Class B(2)	12.75%	-	7.00%
Class C(3)	16.65%	-	7.89%
Excluding Sales Charge:
Class A	18.60%	8.09%	-
Class B	17.75%	-	7.93%
Class C	17.65%	-	7.89%
Russell MidCap Value Index(4)	24.23%	14.59%	14.59	%(6)
Russell MidCap Index(5)	18.76%	11.51%	11.51	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MidCap Value Fund against the Russell MidCap Value Index and the Russell MidCap Index. The Indices are unmanaged and have no cash in their portfolios, imposes no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell Midcap Value Index is an unmanaged index that measures the performance of Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(5) The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(6) Since inception performance for index is shown from February 1, 2002.

(7) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(8) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(9) The Russell 1000 Index measures the performance of the 1000 largest in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(10) The Russell MidCap Growth Index consists of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values with greater than average growth orientation.

ING SMALLCAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING SmallCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Small Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 6.56% compared to the Russell 2000 Value Index(4) and the Russell 2000 Index(5), which returned 16.35% and 12.18%, respectively, for the same period.

Portfolio Specifics: While energy prices increased substantially during the period, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third calendar quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0% as of period end. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index(9) gained 5.92%, while the small-cap Russell 2000 Index climbed 12.18%, suggesting that returns for large caps trailed returns for small caps during the period. Among small caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell 2000 Value Index advanced 16.35%, for example, the Russell 2000 Growth Index(10) gained only 7.88%.

For the Fund, a majority of holdings posted advances; however, the Fund still underperformed its benchmarks. Gains for positions in industries such as household durables, computers and peripherals, and chemicals made the most substantial contributions to returns. Strong performers in these industries included American Greetings Corp., Gateway, Inc., and PolyOne Corp.

Holdings in food & staples retailing and in speciality retail declined. On a stock-by-stock basis, declines for positions in Winn-Dixie Stores, Inc., Tommy Hilfiger Corp., and Interstate Bakeries Corp. - which was sold during the period - were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the six-month period ended November 30, 2004, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the textiles, apparel & luxury goods industry increased, while exposure to the machinery industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding small-cap U.S. stocks in particular. Instead, we remain focused on purchasing small-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Visteon Corp.	3.4%
Winn-Dixie Stores, Inc.	3.3%
Playtex Products, Inc.	3.3%
Payless Shoesource, Inc.	3.1%
Wellman, Inc.	3.0%
Delta Air Lines, Inc.	3.0%
Cincinnati Bell, Inc.	2.9%
Kemet Corp.	2.9%
Dillard's, Inc.	2.9%
Sensient Technologies Corp.	2.8%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

ING SMALLCAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Class A February 1, 2002	Since Inception of Class B February 4, 2002		Since Inception of Class C February 7, 2002
Including Sales Charge:
Class A(1)	14.97%	14.58%	-		-
Class B(2)	16.07%	-	16.02%		-
Class C(3)	20.09%	-	-		17.27%
Excluding Sales Charge:
Class A	21.98%	17.00%	-		-
Class B	21.07%	-	16.83%		-
Class C	21.09%	-	-		17.27%
Russell 2000 Value Index(4)	23.71%	16.04%	16.04	%(6)	16.04	%(6)
Russell 2000 Index(5)	17.26%	11.46%	11.46	%(6)	11.46	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Value Fund against the Russell 2000 Value Index and Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception return.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell 2000 Value Index measures the performance of those Russell 2000 securities with lower price-to-book ratios and lower forecasted growth values.

(5) The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) Since inception performance for index is shown from February 1, 2002.

(7) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(8) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(9) The Russell 1000 Index measures the performance of the 1,000 largest in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(10) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

ING CONVERTIBLE FUND

PORTFOLIO MANAGERS' REPORT

The ING Convertible Fund (the "Fund") seeks maximum total return, consisting of capital appreciation and current income. The Fund is managed by a team of investment professionals led by Anuradha Sahai, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 3.89% compared to the Merrill Lynch All Convertibles Excluding Mandatory All Qualities ("ML Convertible") Index(4) and the First Boston Convertible Index(5), which returned 4.13% and 3.79%, respectively, for the same period.

Portfolio Specifics: The Fund slightly underperformed its benchmark index (the "ML Convertible Index") and comparable mutual funds for the six months ended November 30, 2004. The Fund was relatively defensively positioned versus its peer group, as well as the Index at the beginning of the six-month period. The barbell approach adopted earlier in the year, with heavier weights in more defensive bond-like higher income names, along with some equity sensitive names having good fundamentals, helped the Fund participate more during the rallies.

The technology sector was the driver of the majority of the gains in the convertible market due to its heavy weight in the ML Convertible Index. The Fund lagged due to underweighting in this sector versus the benchmark. Slight overweighting and security selection aided the Fund in beating the benchmark handily in the energy sector, which was a strong performing sector in the Fund. Security selection was the major driver of performance in the consumer discretionary, transportation, and health care sectors as well. An overweight sensitivity in the materials sector also benefited performance. This was offset by significant underperformance in telecommunications, due to pronounced underperformance of Primus Telecommunications Group, Inc. (3.750%, due 09/15/10), which the Fund has since sold. The Fund also underperformed in the industrial sector due to a couple of names not meeting third-quarter earnings expectations. We believe the investment thesis for these companies remains intact and that the market has overreacted. Financials were affected negatively due to overexposure to insurers, which were first affected by hurricanes and then by the announcement of investigations into their sales practices.

Current Strategy and Outlook: With the continued redemption of higher interest bond-like convertibles, as well as the continued new issuance of more equity-like convertibles, the convertible market has taken on more equity sensitivity than witnessed in the last couple of years. U.S. economic indicators continue to improve, but we believe that equity market valuations will improve more modestly going into 2005. A weak dollar, combined with relatively high oil prices, could still act as a damper to economic growth going forward. Inflationary fears, along with geopolitical concerns, decrease the visibility for the financial markets going into next year.

As the equity markets have rallied and with spreads tight, the Fund has since shifted from the barbell approach to a more middle of the road stance with most of its weighting in total return convertibles with neither a pure bond-like tilt, nor a pure equity tilt.

In these volatile times, we believe convertible securities are attractive relative to comparable asset classes due to their bond floor downside protection, while providing equity-like upside participation. Despite the fear of higher rates, strong balance sheets and lower default risk should keep bond floors from dropping much. We continue to look for companies across the spectrum that will benefit from a gradually recovering economy as we expect the market will reward companies that typically profit in the recovery part of the cycle. A bottom-up approach, which relies on fundamental analysis and careful security selection within our broader top-down sector positioning strategy, continues to be the foundation for our investment decisions.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Electronics	3.6%
Pharmaceuticals	9.6%
Mining	4.3%
Telecommunications	6.3%
Miscellaneous Manufacturing	3.3%
Insurance	9.8%
Media	6.0%
Healthcare-Services	3.5%
Diversified Financial Services	5.7%
Oil and Gas	4.7%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

ING CONVERTIBLE FUND

PORTFOLIO MANAGERS' REPORT

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	10 Year	Since Inception of Class B May 31, 1995
Including Sales Charge:
Class A(1)	0.71%	1.71%	11.75%	-
Class B(2)	1.09%	1.99%	-	11.69%
Class C(3)	5.15%	2.30%	11.72%	-
Excluding Sales Charge:
Class A	6.85%	2.92%	12.42%	-
Class B	6.09%	2.29%	-	11.69%
Class C	6.15%	2.30%	11.72%	-
ML Convertible Index(4)	8.86%	4.31%	10.99%	10.34	%(6)
First Boston Convertible Index(5)	8.63%	4.31%	10.43%	9.66	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Convertible Fund against the ML Convertible Index and the First Boston Convertible Index. The Indicies are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Merrill Lynch All Convertibles Excluding Mandatory All Quantities Index ("ML Convertible Index") is a market capitalization-weighted index including all non-mandatory domestic corporate convertible securities with at least on overall par of $50 million market value.

(5) The First Boston Convertible Index is an index representing the universe of convertible securities.

(6) Since inception performance for index is shown from June 1, 1995.

ING EQUITY AND BOND FUND

PORTFOLIO MANAGERS' REPORT

The ING Equity and Bond Fund (the "Fund") seeks a balance of long-term capital appreciation and current income. The equity portion of the Fund is managed by a team of investment professionals led by James A. Vail, CFA. The bond portion of the Fund is managed by a team of investment professionals led by James B. Kauffmann. Both are with ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 3.12% compared to the Standard & Poor's ("S&P") 500 Index(4), the Lehman Brothers Aggregate Bond Index(5), and a Composite Index (60% S&P 500 Index / 40% Lehman Brothers Aggregate Bond Index), which returned 5.67%, 3.82% and 4.98%, respectively, for the same period.

Portfolio Specifics: Stock selection was the primary reason for the underperformance of the equity portion of the Fund for the six months ended November 30, 2004. Despite being underweight information technology, individual stocks, such as previously held NVIDIA Corp. and Corning, Inc., the Fund encountered company-specific disappointments and negatively impacted performance. Likewise in health care, individual disappointments in biotech and generic pharmaceuticals, specifically Chiron Corp. because of flu vaccine problems and Barr Pharmaceuticals, Inc. and Par Pharmaceuticals, Inc., which was held during the period, due to drug delays, hurt performance.

Performance was aided by our overweight in industrials where demand for a broad array of industrial and heavy duty truck components propelled sales and earnings ahead of expectations. Parker Hannifin Corp., Rockwell Automation, Inc., and Paccar, Inc. all contributed positively to results. The second best supporter of performance was our significant underweight in the consumer staples sector.

Our continuing exposure to emerging markets debt and crossover high yield issues contributed to the outperformance of the fixed income portion of the Fund. The Fund was well positioned for a rising rate environment in which yields of shorter maturities rise more than those of longer maturities. Our underweight in five- and ten-year maturities was particularly beneficial. Overweights in the outperforming securitized sectors -mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities - also helped. Our underweight in agencies held back performance somewhat.

Overall, our underweight in stocks in favor of cash and bonds detracted from performance.

Current Strategy and Outlook: With domestic gross domestic product and corporate profit growth expected to slow in the quarters ahead, we believe equity returns could also moderate as we go forward. The Fund is positioned for such an environment by stressing later cycle names in the industrial sector that benefit from late cycle corporate spending, such as General Electric Co. and United Technologies Corp. Additionally, we will be seeking individual companies whose particular fundamentals warrant inclusion in the Fund. These would include specialty and discount retailers within the consumer discretionary sector that would benefit from individual company- specific; for example, content providers to a new generation of video games appear ready to outperform. Finally, the Fund will likely maintain its energy exposure since we continue to believe higher relative prices are here to stay and the sector remains attractive.

While the bond market has renewed its focus on the improving economic releases, we do not believe that the yields on shorter maturity Treasuries fully reflect the future pace of economic activity and the rise in a number of inflation measures. Some projections place a neutral overnight rate around 4% or 5%, indicating that monetary policy is still highly accommodative. Tactically, the Fund is short duration in the anticipation of improving domestic economic fundamentals and the potential for increasing inflation and enduring dollar weakness. The Fund is neutral home mortgages, overweight asset-backed and commercial mortgage-backed securities, and underweight the intermediate and front-end of the yield curve, which appear most vulnerable in a tightening cycle. We are also underweight agencies, which had witnessed some regulatory criticism. While stretched valuations in investment-grade credit still warrant caution, credit continues to post positive excess returns. Exposures to emerging markets debt and crossover high yield remain intact.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Diversified Financial Services	9.2%
Whole Loan Collaterized Mortgage Obligation	7.1%
Banks	6.7%
U.S. Treasury Notes	4.9%
Federal Home Loan Mortgage Corporation	4.6%
Miscelaneous Manufacturing	4.6%
Oil and Gas	4.3%
Federal National Mortgage Association	3.9%
Chemicals	3.3%
Retail	3.0%

Portfolio holdings are subject to change daily.

ING EQUITY AND BOND FUND

PORTFOLIO MANAGERS' REPORT

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	10 Year	Since Inception of Class B May 31, 1995
Including Sales Charge:
Class A(1)	0.44%	(0.69)%	8.28%	-
Class B(2)	0.80%	(0.51)%	-	7.49%
Class C(3)	4.94%	(0.15)%	8.22%	-
Excluding Sales Charge:
Class A	6.56%	0.49%	8.92%	-
Class B	5.80%	(0.18)%	-	7.49%
Class C	5.94%	(0.15)%	8.22%	-
S&P 500 Index(4)	12.85%	(1.84)%	11.90%	10.50	%(7)
Lehman Brothers Aggregate Bond Index(5)	4.44%	7.41%	7.70%	6.90	%(7)
Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index)	9.50%	2.16%	10.55%	9.41	%(7)
S&P Barra Value Index(6)	18.99%	2.58%	12.02%	10.58	%(7)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Equity and Bond Fund against the S&P 500 Index, Lehman Brothers Aggregate Bond Index, Composite Index and the S&P Barra Value Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(5) The Lehman Brothers Aggregate Bond Index is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

(6) The S&P Barra Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios.

(7) Since inception performance for index is shown from June 1, 1995.

ING REAL ESTATE FUND

PORTFOLIO MANAGERS' REPORT

The ING Real Estate Fund (the "Fund") seeks total return. The Fund is managed by T. Ritson Ferguson, Chief Investment Officer and Kenneth D. Campbell, Managing Director, ING Clarion Real Estate Securities L.P. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 21.49% compared to the Dow Jones Wilshire ("DJW") Real Estate Securities Index(4), which returned 23.01% for the same period.

Portfolio Specifics: Real estate stocks have continued to deliver good returns to investors. The Fund returned 21.49% and 30.54% net of expenses in the last six and 12 months respectively, which trailed the DJW Real Estate Securities Index return of 23.00% and 31.79% for the same time periods. Real estate investment trusts ("REITs") have outperformed other stocks and bonds in the last year. Over the last six months, the Standard & Poor's ("S&P") 500 Index(9) gained 5.67% and the Lehman Brothers Aggregate Bond Index(10) rose 3.82%. For the year ended November 30, 2004, the S&P 500 Index is up 12.85% and the Lehman Bond Aggregate Bond Index is up 4.44%.

The best returns by sector in the last six months were from the retail (malls and shopping centers), industrial and hotel sectors. Our decision to increase the Fund's weighting to hotels, apartments and industrial in the spring of 2004 when evidence of economic growth was becoming more evident has aided performance. We are now overweight in the mall, hotel and apartment sectors reflecting a more positive view of the economy and accelerating earnings growth prospects for these more economically sensitive property types. We have decreased our exposure to the more bond-like health care sector and remain underweight the office sector.

Real estate stocks have rebounded sharply since April's double-digit decline. The market has adjusted to an expectation of measured increases in short-term interest rates over time as the Federal Reserve reacts appropriately to an improving U.S. economy. Importantly, investors have also realized that REITs can prosper in an environment of slowly rising rates if the economic setting is conducive to better real estate fundamentals and improved earnings prospects for the owners of real estate assets.

The Fund's underperformance for the year as a whole traced to the third quarter when we lost nearly 1% alone from the General Growth Properties, Inc. acquisition of Rouse Co. for a 33% premium. We owned the acquirer but not the acquiree.

Current Strategy and Outlook: With growing evidence that the U.S. economic recovery is gaining strength, the outlook for real estate fundamentals appears to be improving. We look for the earnings growth rate for REITs to nearly double from 4% in 2004 to almost 8% in 2005. Positive earnings growth is expected in every property sector next year. The improving earnings outlook should help offset the impact of higher interest rates on REIT stock prices.

REIT valuations are above long-term averages reflecting optimism for the sector. At month end, REIT valuations were roughly 12% higher than our estimate of Net Asset Value (NAV). Prices represented a 14.2 multiple of forward cash earnings before depreciation (FFO), which is about 15% above the 12.2 long-term multiple. The average REIT dividend yield is now 4.79%, down almost 90 basis points from 6 months ago. During the same period, the yield on the 10-year Treasury bond has decreased approximately 30 basis points. The average REIT dividend now represents a 43 basis point spread over the yield on the 10-year Treasury bond. The current "spread" is a little below the average spread over the last 20 years which has been approximately 60 basis points. However, it is not unprecedented for REITs to trade at yields less than the 10-year Treasury yield.

Momentum for REITs may continue as funds flows remain strong. According to data from AMG Data Services, dedicated REIT mutual funds have attracted $5.7 billion of new investment this year including $1.75 billion thus far in the fourth calendar quarter of 2004. The positive funds flows to REITs reflects a widespread desire for investors (both institutions and individuals) to increase their allocation to real estate.

REITs offer an attractive source of high current income and as long as new stock issuance remains disciplined, stock prices should improve with earnings growth. For now, we expect REITs, which offer relatively high yields and solid earnings prospects, to retain their appeal to investors, given the alternatives. We believe that REIT investors can still expect reasonable return.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Simon Property Group, Inc.	5.4%
Starwood Hotels & Resorts Worldwide, Inc.	5.1%
Archstone-Smith Trust	5.0%
ProLogis	5.0%
Boston Properties, Inc.	5.0%
Mills Corp.	4.8%
United Dominion Realty Trust, Inc.	4.0%
Regency Centers Corp.	3.5%
SL Green Realty Corp.	3.5%
Vornado Realty Trust	3.5%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

ING REAL ESTATE FUND

PORTFOLIO MANAGERS' REPORT

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year		Since Inception of Class A December 20, 2002		Since Inception of Class B November 20, 2002		Since Inception of Class C January 17, 2003		Since Inception of Class O September 15, 2004
Including Sales Charge:
Class A(1)	23.03%		28.78%		-		-		-
Class B(2)	24.66%		-		29.48%		-		-
Class C(3)	28.51	%*	-		-		34.64%		-
Class O	-		-		-		-		13.12%
Excluding Sales Charge:
Class A	30.54	%*	32.75%		-		-		-
Class B	29.66	%*	-		30.60%		-		-
Class C	29.51	%*	-		-		34.64%		-
Class O	-		-		-		-		13.12%
Dow Jones Wilshire Real Estate Securities Index(4)	31.82%		33.95	%(5)	33.30	%(6)	37.96	%(7)	10.37	%(8)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Real Estate Fund against the Dow Jones Wilshire Real Estate Securities Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

* Performance was attributed to highly favorable conditions. Please be advised that such conditions may not continue to exist and such performance may not be repeated in the future.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted.

(5) Since inception for the index is shown from January 1, 2003.

(6) Since inception for the index is shown from December 1, 2002.

(7) Since inception for the index is shown from February 1, 2003.

(8) Since inception for the index is shown from October 1, 2004.

(9) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(10) The Lehman Brothers Aggregated Bond Index is a widely recognized index of publicly issued fixed rate U.S. government investment grade mortgage-backed and corporate debt securities.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Disciplined LargeCap Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,073.70	1.36%	$7.07
Class B	1,000.00	1,069.50	2.06	10.69
Class C	1,000.00	1,069.50	2.06	10.69
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.36%	$6.88
Class B	1,000.00	1,014.74	2.06	10.40
Class C	1,000.00	1,014.64	2.06	10.40

*   Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING LargeCap Growth Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,003.40	1.45%	$7.28
Class B	1,000.00	1,000.40	2.10	10.53
Class C	1,000.00	999.90	2.10	10.53
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.90	1.45%	$7.33
Class B	1,000.00	1,015.14	2.10	10.61
Class C	1,000.00	1,015.14	2.10	10.61
ING MidCap Opportunities Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,049.80	1.75%	$8.99
Class B	1,000.00	1,045.70	2.45	12.56
Class C	1,000.00	1,046.00	2.45	12.57
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.34	1.75%	$8.85
Class B	1,000.00	1,012.84	2.45	12.36
Class C	1,000.00	1,012.78	2.45	12.36
ING SmallCap Opportunities Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,078.10	1.72%	$8.96
Class B	1,000.00	1,074.60	2.42	12.59
Class C	1,000.00	1,074.80	2.42	12.59
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.44	1.72%	$8.69
Class B	1,000.00	1,013.09	2.42	12.21
Class C	1,000.00	1,012.99	2.42	12.21

*   Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Financial Services Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,067.00	1.17%	$6.06
Class B	1,000.00	1,063.70	1.92	9.93
Class C	1,000.00	1,055.30	1.92	9.89
Class O	1,000.00	1,037.20	1.13	5.77
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.17%	$5.92
Class B	1,000.00	1,015.44	1.92	9.70
Class C	1,000.00	1,016.39	1.92	9.70
Class O	1,000.00	1,019.40	1.13	5.72
ING LargeCap Value Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,070.50	1.45%	$7.53
Class B	1,000.00	1,065.70	2.20	11.39
Class C	1,000.00	1,065.50	2.20	11.39
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.90	1.45%	$7.33
Class B	1,000.00	1,014.04	2.20	11.11
Class C	1,000.00	1,014.04	2.20	11.11
ING MagnaCap Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,071.90	1.16%	$6.02
Class B	1,000.00	1,067.60	1.86	9.64
Class C	1,000.00	1,068.70	1.86	9.65
Class M	1,000.00	1,069.60	1.61	8.35
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.16%	$5.87
Class B	1,000.00	1,015.74	1.86	9.40
Class C	1,000.00	1,015.74	1.86	9.40
Class M	1,000.00	1,017.00	1.61	8.14

*   Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING MidCap Value Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,058.50	1.68%	$8.67
Class B	1,000.00	1,054.70	2.43	12.52
Class C	1,000.00	1,054.70	2.43	12.52
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.65	1.68%	$8.49
Class B	1,000.00	1,012.89	2.43	12.26
Class C	1,000.00	1,012.89	2.43	12.26
ING SmallCap Value Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,065.60	1.72%	$8.91
Class B	1,000.00	1,061.20	2.47	12.76
Class C	1,000.00	1,061.30	2.47	12.76
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.44	1.72%	$8.69
Class B	1,000.00	1,012.68	2.47	12.46
Class C	1,000.00	1,012.68	2.47	12.46
ING Convertible Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,038.90	1.41%	$7.21
Class B	1,000.00	1,035.20	2.06	10.51
Class C	1,000.00	1,035.60	2.06	10.51
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.00	1.41%	$7.13
Class B	1,000.00	1,014.74	2.06	10.40
Class C	1,000.00	1,014.74	2.06	10.40

*   Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Equity and Bond Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,031.20	1.60%	$8.15
Class B	1,000.00	1,028.40	2.25	11.44
Class C	1,000.00	1,028.50	2.25	11.44
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.05	1.60%	$8.09
Class B	1,000.00	1,013.79	2.25	11.36
Class C	1,000.00	1,013.79	2.25	11.36
ING Real Estate Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,214.90	1.24%	$6.89
Class B	1,000.00	1,211.90	1.99	11.03
Class C	1,000.00	1,211.00	1.99	11.03
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.24%	$6.28
Class B	1,000.00	1,015.64	1.99	10.05
Class C	1,000.00	1,015.64	1.99	10.05

*   Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
ASSETS:
Investments in securities at value+*	$49,434,365	$315,413,674	$413,429,678	$228,793,610
Short-term investments at amortized cost	379,129	34,202,610	43,961,923	39,670,466
Repurchase agreement	902,000	-	9,091,000	1,592,000
Cash	316	7,328,269	659	209
Cash collateral for futures	48,000	-	-	-
Receivables:
Investment securities sold	-	640,838	4,048,270	2,647,490
Fund shares sold	2,737	400,360	50,220	13,201
Dividends and interest	242,755	1,054,628	59,492	32,236
Prepaid expenses	23,848	33,613	30,104	19,893
Total assets	51,033,150	359,073,992	470,671,346	272,769,105
LIABILITIES:
Payable for investment securities purchased	-	2,565,568	2,150,005	-
Payable for fund shares redeemed	62,059	268,303	475,779	265,376
Payable for futures variation margin	1,425	-	-	-
Payable upon receipt of securities loaned	379,129	34,202,610	43,961,923	39,670,466
Payable to affiliates	71,831	443,812	728,712	317,098
Payable for trustee	5,808	11,700	20,795	11,821
Other accrued expenses and liabilities	138,504	425,136	680,681	254,695
Total liabilities	658,756	37,917,129	48,017,895	40,519,456
NET ASSETS	$50,374,394	$321,156,863	$422,653,451	$232,249,649
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$92,502,045	$665,445,578	$588,588,790	$504,183,821
Undistributed net investment income (accumulated net investment loss or distributions in excess)	112,247	(9,331,502)	(3,768,195)	(2,050,927)
Accumulated net realized loss on investments and futures	(46,642,783)	(391,028,796)	(255,561,411)	(346,789,092)
Net unrealized appreciation on investments and futures	4,402,885	56,071,583	93,394,267	76,905,847
NET ASSETS	$50,374,394	$321,156,863	$422,653,451	$232,249,649
+ Including securities loaned at value	$369,244	$33,248,005	$42,247,835	$38,383,888
* Cost of investments in securities	$45,032,128	$259,342,091	$320,035,411	$151,887,763

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
Class A:
Net Assets	$5,087,825	$110,029,149	$127,958,230	$105,312,124
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	536,986	6,233,223	10,104,307	4,335,379
Net asset value and redemption price per share	$9.47	$17.65	$12.66	$24.29
Maximum offering price per share (5.75%)(1)	$10.05	$18.73	$13.43	$25.77
Class B:
Net Assets	$31,295,544	$115,070,783	$168,987,832	$60,704,615
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	3,445,103	6,701,823	13,937,341	2,718,854
Net asset value and redemption price per share(2)	$9.08	$17.17	$12.12	$22.33
Maximum offering price per share	$9.08	$17.17	$12.12	$22.33
Class C:
Net Assets	$13,986,491	$52,989,337	$117,912,829	$53,120,315
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	1,539,823	3,096,325	9,773,132	2,384,367
Net asset value and redemption price per share(2)	$9.08	$17.11	$12.06	$22.28
Maximum offering price per share	$9.08	$17.11	$12.06	$22.28
Class I:
Net Assets	$4,534	$37,838,639	$2,985,670	$12,792,928
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	469	2,078,840	230,208	520,134
Net asset value and redemption price per share	$9.67	$18.20	$12.97	$24.60
Maximum offering price per share	$9.67	$18.20	$12.97	$24.60
Class Q:
Net Assets	n/a	$5,228,955	$4,808,890	$319,667
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.00	$0.01	$0.01
Shares outstanding	n/a	288,779	375,977	13,082
Net asset value and redemption price per share	n/a	$18.11	$12.79	$24.44
Maximum offering price per share	n/a	$18.11	$12.79	$24.44

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING Financial Services Fund	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
ASSETS:
Investments in securities at value+*	$308,720,509	$31,797,838	$376,239,011	$161,733,891
Short-term investments at amortized cost	-	-	-	25,264,576
Repurchase agreement	7,334,000	-	2,837,000	-
Cash	677	2,240,220	158	8,031,901
Receivables:
Fund shares sold	48,090	224,487	677	1,666,826
Dividends and interest	405,213	48,249	942,827	242,279
Prepaid expenses	31,394	47,773	30,747	18,480
Reimbursement due from manager	-	27,466	-	-
Total assets	316,539,883	34,386,033	380,050,420	196,957,953
LIABILITIES:
Payable for investment securities purchased	120,917	1,581,306	-	3,452,746
Payable for fund shares redeemed	320,935	484	185,500	156,178
Payable upon receipt of securities loaned	-	-	-	25,264,576
Payable to affiliates	334,011	40,871	357,735	250,102
Payable for trustee fees	21,026	1,157	58,030	1,754
Other accrued expenses and liabilities	429,722	77,179	487,410	61,487
Total liabilities	1,226,611	1,700,997	1,088,675	29,186,843
NET ASSETS	$315,313,272	$32,685,036	$378,961,745	$167,771,110
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$254,309,232	$31,290,950	$377,253,427	$163,835,217
Undistributed net investment income (accumulated net investment loss)	148,366	(37,850)	(274,550)	(471,989)
Accumulated net realized gain (loss) on investments	837,466	356,858	(71,632,059)	3,160,044
Net unrealized appreciation on investments	60,018,208	1,075,078	73,614,927	1,247,838
NET ASSETS	$315,313,272	$32,685,036	$378,961,745	$167,771,110
+ Including securities loaned at value	$-	$-	$-	$23,864,087
* Cost of investments in securities	$248,702,301	$30,722,760	$302,128,558	$160,486,053

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING Financial Services Fund	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
Class A:
Net Assets	$193,057,028	$14,422,617	$315,708,153	$76,288,758
Shares authorized	unlimited	unlimited	80,000,000	unlimited
Par value	$0.00	$0.00	$0.00	$0.001
Shares outstanding	8,798,157	1,415,224	28,996,894	6,745,688
Net asset value and redemption price per share	$21.94	$10.19	$10.89	$11.31
Maximum offering price per share (5.75%)(1)	$23.28	$10.81	$11.55	$12.00
Class B:
Net Assets	$121,424,457	$6,789,543	$46,213,724	$43,156,840
Shares authorized	unlimited	unlimited	80,000,000	unlimited
Par value	$0.00	$0.00	$0.00	$0.001
Shares outstanding	5,599,238	668,022	4,376,450	3,875,209
Net asset value and redemption price per share(2)	$21.69	$10.16	$10.56	$11.14
Maximum offering price per share	$21.69	$10.16	$10.56	$11.14
Class C:
Net Assets	$2,682	$8,807,918	$9,970,068	$46,159,703
Shares authorized	unlimited	unlimited	20,000,000	unlimited
Par value	$0.00	$0.00	$0.00	$0.001
Shares outstanding	124	866,836	943,545	4,145,661
Net asset value and redemption price per share(2)	$21.59	$10.16	$10.57	$11.13
Maximum offering price per share	$21.59	$10.16	$10.57	$11.13
Class I:
Net Assets	n/a	$2,664,958	$2,271,718	$2,145,009
Shares authorized	n/a	unlimited	50,000,000	unlimited
Par value	n/a	$0.00	$0.00	$0.001
Shares outstanding	n/a	261,620	209,911	187,674
Net asset value and redemption price per share	n/a	$10.19	$10.82	$11.43
Maximum offering price per share	n/a	$10.19	$10.82	$11.43
Class M:
Net Assets	n/a	n/a	$4,798,082	n/a
Shares authorized	n/a	n/a	5,000,000	n/a
Par value	n/a	n/a	$0.00	n/a
Shares outstanding	n/a	n/a	443,215	n/a
Net asset value and redemption price per share	n/a	n/a	$10.83	n/a
Maximum offering price per share	n/a	n/a	$10.83	n/a
Class O:
Net Assets	$829,105	n/a	n/a	n/a
Shares authorized	unlimited	n/a	n/a	n/a
Par value	$0.00	n/a	n/a	n/a
Shares outstanding	37,857	n/a	n/a	n/a
Net asset value and redemption price per share	$21.90	n/a	n/a	n/a
Maximum offering price per share	$21.90	n/a	n/a	n/a
Class Q:
Net Assets	n/a	n/a	n/a	$20,800
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,842
Net asset value and redemption price per share	n/a	n/a	n/a	$11.29
Maximum offering price per share	n/a	n/a	n/a	$11.29

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
ASSETS:
Investments in securities at value+*	$154,497,494	$197,410,504	$65,854,178	$240,281,035
Short-term investments at amortized cost	34,093,573	53,943,311	-	9,043,070
Repurchase agreement	-	1,065,000	3,292,000	-
Cash	4,310,357	-	7,046	4,772,647
Cash collateral for futures	-	-	7,131	-
Foreign currencies at value***	-	388	-	-
Receivables:
Investment securities sold	104,555	-	682,795	371,916
Fund shares sold	1,545,438	59,740	744	18,500
Dividends and interest	208,077	861,652	333,554	185,499
Prepaid expenses	17,221	23,646	19,070	39,188
Total assets	194,776,715	253,364,241	70,196,518	254,711,855
LIABILITIES:
Payable for investment securities purchased	1,217,883	-	5,648,348	929,811
Payable for fund shares redeemed	99,170	495,859	32,672	-
Payable for futures variation margin	-	-	3,141	-
Payable upon receipt of securities loaned	34,093,573	53,943,311	-	9,043,070
Payable to affiliates	272,212	267,805	89,731	224,171
Payable to custodian	-	4,971	-	-
Payable for trustee fees	3,265	14,974	4,344	5,041
Other accrued expenses and liabilities	62,234	217,945	121,592	139,662
Total liabilities	35,748,337	54,944,865	5,899,828	10,341,755
NET ASSETS	$159,028,378	$198,419,376	$64,296,690	$244,370,100
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$146,347,901	$258,623,990	$75,549,304	$180,992,251
Undistributed net investment income (accumulated net investment loss)	(419,868)	789,019	140,828	2,242,494
Accumulated net realized gain (loss) on investments, foreign currencies and futures	2,209,370	(80,098,377)	(14,866,452)	2,958,782
Net unrealized appreciation on investments, foreign currencies and futures	10,890,975	19,104,744	3,473,010	58,176,573
NET ASSETS	$159,028,378	$198,419,376	$64,296,690	$244,370,100
+ Including securities loaned at value	$31,965,747	$52,558,629	$-	$8,856,992
* Cost of investments in securities	$143,606,519	$178,306,148	$62,388,209	$182,104,462

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
Class A:
Net Assets	$88,102,947	$60,615,668	$34,189,443	$38,487,554
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	6,520,546	3,271,384	2,674,821	2,698,366
Net asset value and redemption price per share	$13.51	$18.53	$12.78	$14.26
Maximum offering price per share (5.75%)(1)	$14.33	$19.66	$13.56	$15.13
Class B:
Net Assets	$26,109,462	$66,597,556	$17,407,222	$3,088,890
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	1,966,957	3,264,430	1,262,835	216,073
Net asset value and redemption price per share(2)	$13.27	$20.40	$13.78	$14.30
Maximum offering price per share	$13.27	$20.40	$13.78	$14.30
Class C:
Net Assets	$44,235,075	$68,400,264	$12,409,157	$3,476,512
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	3,335,852	3,600,076	1,017,491	236,663
Net asset value and redemption price per share(2)	$13.26	$19.00	$12.20	$14.69
Maximum offering price per share	$13.26	$19.00	$12.20	$14.69
Class I:
Net Assets	$514,154	n/a	n/a	$195,284,167
Shares authorized	unlimited	n/a	n/a	unlimited
Par value	$0.00	n/a	n/a	$0.00
Shares outstanding	37,796	n/a	n/a	13,112,275
Net asset value and redemption price per share	$13.60	n/a	n/a	$14.89
Maximum offering price per share	$13.60	n/a	n/a	$14.89
Class O:
Net Assets	n/a	n/a	n/a	$4,032,977
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.00
Shares outstanding	n/a	n/a	n/a	283,008
Net asset value and redemption price per share	n/a	n/a	n/a	$14.25
Maximum offering price per share	n/a	n/a	n/a	$14.25
Class Q:
Net Assets	$66,740	$2,805,888	$290,868	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.00	$0.00	$0.00	n/a
Shares outstanding	4,872	156,101	22,915	n/a
Net asset value and redemption price per share	$13.70	$17.97	$12.69	n/a
Maximum offering price per share	$13.70	$17.97	$12.69	n/a

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$691,060	$1,805,856	$807,753	$227,471
Interest	4,425	280	72,014	25,401
Securities lending income	684	10,762	33,398	45,707
Other	8,641	-	-	-
Total investment income	704,810	1,816,898	913,165	298,579
EXPENSES:
Investment management fees	234,184	1,172,003	2,110,695	1,086,573
Distribution and service fees:
Class A	7,838	184,836	185,922	152,861
Class B	158,729	567,446	859,197	321,149
Class C	71,301	257,635	595,408	261,952
Class Q	-	6,963	5,760	447
Transfer agent fees:
Class A	2,409	74,221	87,048	79,035
Class B	12,043	80,355	116,212	49,945
Class C	6,603	36,613	87,126	40,772
Class I	261	5,320	32	668
Class Q	-	743	55	20
Administrative service fees	33,455	156,265	367,700	242,224
Shareholder reporting expense	8,105	27,414	45,600	42,520
Registration fees	21,390	38,825	51,208	24,604
Professional fees	5,475	12,977	12,282	12,849
Custody and accounting expense	6,797	15,298	10,755	16,480
Trustee fees	1,983	4,657	6,341	8,281
Miscellaneous expense	21,990	6,733	15,019	9,126
Total expenses	592,563	2,648,304	4,556,360	2,349,506
Less:
Net recouped fees	-	(55,000)	(125,000)	-
Brokerage commission recapture	-	32,660	-	-
Net expenses	592,563	2,670,644	4,681,360	2,349,506
Net investment income (loss)	112,247	(853,746)	(3,768,195)	(2,050,927)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain (loss) on:
Investments	4,559,066	(3,952,007)	2,749,837	2,980,721
Futures	(12,554)	-	-	-
Net realized gain (loss) on investments and futures	4,546,512	(3,952,007)	2,749,837	2,980,721
Net change in unrealized appreciation or depreciation on:
Investments	(1,107,879)	4,474,101	18,335,010	14,797,287
Futures	(1,077)	-	-	-
Net change in unrealized appreciation or depreciation on investments and futures	(1,108,956)	4,474,101	18,335,010	14,797,287
Net realized and unrealized gain on investments investments and futures	3,437,556	522,094	21,084,847	17,778,008
Increase (decrease) in net assets resulting from operations	$3,549,803	$(331,652)	$17,316,652	$15,727,081
* Foreign taxes	$-	$656	$-	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING Financial Services Fund	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,750,505	$246,685	$4,540,680	$951,578
Interest	58,755	-	25,519	150
Securities lending income	-	-	4,382	91,306
Total investment income	2,809,260	246,685	4,570,581	1,043,034
EXPENSES:
Investment management fees	1,166,681	99,146	1,368,733	676,353
Distribution and service fees:
Class A	239,023	11,578	465,906	84,150
Class B	611,318	23,788	243,240	192,338
Class C	7	31,717	54,872	184,336
Class M	-	-	18,272	-
Class O	196	-	-	-
Class Q	-	-	-	24
Transfer agent fees:
Class A	85,841	7,493	98,014	34,814
Class B	54,934	3,980	15,523	19,788
Class C	-	5,176	3,493	19,006
Class I	-	956	14	853
Class M	-	-	1,553	-
Class O	49	-	-	-
Class Q	-	28	-	10
Administrative service fees	-	11,016	-	72,364
Shareholder reporting expense	54,082	4,626	23,547	9,876
Registration fees	26,064	36,481	40,639	23,930
Professional fees	14,436	3,254	16,285	12,414
Custody and accounting expense	14,334	2,314	19,905	5,604
Trustee fees	9,671	1,102	9,006	1,614
Offering expense	-	50,137	-	-
Miscellaneous expense	13,490	625	16,565	2,202
Total expenses	2,290,126	293,417	2,395,567	1,339,676
Less:
Net waived and reimbursed (recouped) fees	-	96,134	-	(153,977)
Net expenses	2,290,126	197,283	2,395,567	1,493,653
Net investment income (loss)	519,134	49,402	2,175,014	(450,619)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	3,685,735	599,544	(1,812,694)	8,657,798
Net change in unrealized appreciation or depreciation on investments	15,534,797	1,182,223	25,384,178	(426,989)
Net realized and unrealized gain on investments	19,220,532	1,781,767	23,571,484	8,230,809
Increase in net assets resulting from operations	$19,739,666	$1,831,169	$25,746,498	$7,780,190
* Foreign taxes	$-	$-	$42,112	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$771,846	$1,330,249	$357,175	$4,680,768
Interest	-	1,955,962	611,485	-
Securities lending income	134,338	69,737	-	5,047
Total investment income	906,184	3,355,948	968,660	4,685,815
EXPENSES:
Investment management fees	592,957	760,810	248,784	724,287
Distribution and service fees:
Class A	85,829	106,825	61,183	31,007
Class B	110,437	348,467	91,076	12,180
Class C	174,573	345,930	64,299	14,983
Class O	-	-	-	883
Class Q	75	3,691	382	-
Transfer agent fees:
Class A	39,421	25,663	19,709	2,174
Class B	12,621	29,576	10,263	221
Class C	20,054	29,415	7,192	295
Class I	162	-	-	12,266
Class O	-	-	-	159
Class Q	18	418	143	-
Administrative service fees	63,098	101,440	33,171	103,469
Shareholder reporting expense	8,607	57,030	17,751	12,301
Registration fees	22,427	26,150	23,127	30,867
Professional fees	4,338	12,613	7,402	13,014
Custody and accounting expense	2,910	15,718	20,156	7,850
Trustee fees	1,917	5,555	2,652	2,897
Miscellaneous expense	2,034	7,643	3,534	27,839
Total expenses	1,141,478	1,876,944	610,824	996,692
Less:
Net recouped fees	(163,241)	-	(20,000)	(115,001)
Brokerage commission recapture	-	-	-	72,658
Net expenses	1,304,719	1,876,944	630,824	1,039,035
Net investment income/(loss)	(398,535)	1,479,004	337,836	3,646,780
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES:
Net realized gain (loss) on:
Investments	5,255,247	1,064,427	707,649	9,073,434
Foreign currencies	-	14,642	-	-
Futures	-	-	(19,674)	-
Net realized gain on investments, foreign currencies and futures	5,255,247	1,079,069	687,975	9,073,434
Net change in unrealized appreciation or depreciation on:
Investments	5,652,992	4,393,868	837,028	28,898,993
Foreign currencies	-	388	-	-
Futures	-	-	35,819	-
Net change in unrealized appreciation or depreciation on investments, foreign currencies and futures	5,652,992	4,394,256	872,847	28,898,993
Net realized and unrealized gain on investments, foreign currencies and futures	10,908,239	5,473,325	1,560,822	37,972,427
Increase in net assets resulting from operations	$10,509,704	$6,952,329	$1,898,658	$41,619,207
* Foreign taxes	$-	$-	$558	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Disciplined LargeCap Fund		ING LargeCap Growth Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$112,247	$(196,511)	$(853,746)	$(2,863,179)
Net realized gain (loss) on investments and futures	4,546,512	8,281,222	(3,952,007)	39,816,143
Net change in unrealized appreciation or depreciation on invesments and futures	(1,108,956)	4,006,258	4,474,101	18,934,271
Net increase (decrease) in net assets resulting from operations	3,549,803	12,090,969	(331,652)	55,887,235
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	-	-	(3,156,967)	-
Class B	-	-	(2,693,358)	-
Class C	-	-	(1,248,300)	-
Class I	-	-	(1,216,755)	-
Class Q	-	-	(162,376)	-
Total distributions	-	-	(8,477,756)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,070,186	4,879,672	61,314,036	167,009,595
Dividends reinvested	-	-	6,728,584	-
	2,070,186	4,879,672	68,042,620	167,009,595
Cost of shares redeemed	(31,450,468)	(23,356,188)	(64,106,366)	(70,231,343)
Net increase (decrease) in net assets resulting from capital share transactions	(29,380,282)	(18,476,516)	3,936,254	96,778,252
Net increase (decrease) in net assets	(25,830,479)	(6,385,547)	(4,873,154)	152,665,487
NET ASSETS:
Beginning of period	76,204,873	82,590,420	326,030,017	173,364,530
End of period	$50,374,394	$76,204,873	$321,156,863	$326,030,017
Undistributed net investment income (accumulated net investment loss) at end of period	$112,247	$-	$(9,331,502)	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MidCap Opportunities Fund		ING SmallCap Opportunities Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment loss	$(3,768,195)	$(3,189,037)	$(2,050,927)	$(5,073,085)
Net realized gain on investments	2,749,837	36,005,578	2,980,721	43,684,508
Net change in unrealized appreciation or depreciation on investments	18,335,010	(14,157,412)	14,797,287	20,950,754
Net increase in net assets resulting from operations	17,316,652	18,659,129	15,727,081	59,562,177
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,197,998	28,495,626	18,636,682	55,115,680
Dividends reinvested	-	373,162,486	-	-
	12,197,998	401,658,112	18,636,682	55,115,680
Cost of shares redeemed	(70,485,126)	(127,345,757)	(54,883,976)	(140,542,492)
Net increase (decrease) in net assets resulting from capital share transactions	(58,287,128)	274,312,355	(36,247,294)	(85,426,812)
Net increase (decrease) in net assets	(40,970,476)	292,971,484	(20,520,213)	(25,864,635)
NET ASSETS:
Beginning of period	463,623,927	170,652,443	252,769,862	278,634,497
End of period	$422,653,451	$463,623,927	$232,249,649	$252,769,862
Accumualted net investment loss at end of period	$(3,768,195)	$-	$(2,050,927)	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Financial Services Fund		ING LargeCap Value Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004
FROM OPERATIONS:
Net investment income	$519,134	$291,940	$49,402	$5,355
Net realized gain on investments	3,685,735	30,704,885	599,544	8,982
Net change in unrealized appreciation or depreciation on investments	15,534,797	25,739,724	1,182,223	(107,145)
Net increase in net assets resulting from operations	19,739,666	56,736,549	1,831,169	(92,808)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(653,510)	(697,897)	(82,342)	-
Class B	-	-	(14,178)	-
Class C	(11)	-	(17,275)	-
Class I	-	-	(18,995)	-
Class O	(4,300)	-
Net realized gains:
Class A	(12,401,564)	(7,418,743)	(110,882)	-
Class B	(7,842,026)	(5,117,566)	(52,095)	-
Class C	(171)	-	(67,763)	-
Class I	-	-	(20,928)	-
Class O	(47,206)	-	-	-
Total distributions	(20,948,788)	(13,234,206)	(384,458)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,523,610	17,608,115	21,137,141	11,680,876
Dividends reinvested	15,284,143	9,519,235	261,534	-
	24,807,753	27,127,350	21,398,675	11,680,876
Cost of shares redeemed	(29,041,606)	(58,848,107)	(1,284,059)	(464,359)
Net increase (decrease) in net assets resulting from capital share transactions	(4,233,853)	(31,720,757)	20,114,616	11,216,517
Net increase (decrease) in net assets	(5,442,975)	11,781,586	21,561,327	11,123,709
NET ASSETS:
Beginning of period	320,756,247	308,974,661	11,123,709	-
End of period	$315,313,272	$320,756,247	$32,685,036	$11,123,709
Undistributed net investment income (accumulated net investment loss) at end of period	$148,366	$287,053	$(37,850)	$45,538

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MagnaCap Fund		ING MidCap Value Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$2,175,014	$2,960,215	$(450,619)	$(455,900)
Net realized gain (loss) on investments	(1,812,694)	5,922,962	8,657,798	9,538,762
Net change in unrealized appreciation or depreciation on invesments	25,384,178	38,819,962	(426,989)	9,173,938
Net increase in net assets resulting from operations	25,746,498	47,703,139	7,780,190	18,256,800
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(3,660,545)	(2,197,417)	-	-
Class B	(93,647)	-	-	-
Class C	(21,507)	-	-	-
Class I	(21,582)	(112)	-	-
Class M	(16,713)	(4,890)	-	-
Class O	-	(42,794)	-	-
Net realized gains:
Class A	-	-	(5,379,868)	-
Class B	-	-	(3,140,896)	-
Class C	-	-	(3,310,535)	-
Class I	-	-	(154,805)	-
Class Q			(1,507)	-
Total distributions	(3,813,994)	(2,245,213)	(11,987,611)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,321,548	35,810,247	68,181,104	90,677,565
Net proceeds from shares issued in merger	-	147,505,028	-	-
Dividends reinvested	3,316,498	1,940,774	9,165,841	-
	17,638,046	185,256,049	77,346,945	90,677,565
Cost of shares redeemed	(41,295,845)	(80,780,723)	(33,014,389)	(20,765,261)
Net increase (decrease) in net assets resulting from capital share transactions	(23,657,799)	104,475,326	44,332,556	69,912,304
Net increase (decrease) in net assets	(1,725,295)	149,933,252	40,125,135	88,169,104
NET ASSETS:
Beginning of period	380,687,040	230,753,788	127,645,975	39,476,871
End of period	$378,961,745	$380,687,040	$167,771,110	$127,645,975
Undistributed net investment income (accumulated net investment loss) at end of period	$(274,550)	$1,364,430	$(471,989)	$(21,333)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING SmallCap Value Fund		ING Convertible Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$(398,535)	$(576,767)	$1,479,004	$3,558,967
Net realized gain on investments and foreign currencies	5,255,247	10,868,528	1,079,069	18,580,712
Net change in unrealized appreciation or depreciation on investments and foreign currencies	5,652,992	8,636,660	4,394,256	5,044,475
Net increase in net assets resulting from operations	10,509,704	18,928,421	6,952,329	27,184,154
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	-	-	(931,468)	(1,433,574)
Class B	-	-	(720,738)	(1,224,775)
Class C	-	-	(801,156)	(1,281,578)
Class Q	-	-	(49,687)	(99,026)
Net realized gains:
Class A	(5,340,181)	(1,073,901)	-	-
Class B	(1,592,895)	(775,481)	-	-
Class C	(2,730,797)	(949,961)	-	-
Class I	(31,243)	(22,291)	-	-
Class Q	(4,047)	(49)	-	-
Total distributions	(9,699,163)	(2,821,683)	(2,503,049)	(4,038,953)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,263,566	57,600,625	11,627,954	47,499,407
Dividends reinvested	7,367,984	2,135,022	1,611,454	2,581,510
	86,631,550	59,735,647	13,239,408	50,080,917
Cost of shares redeemed	(23,281,611)	(12,951,477)	(32,350,100)	(53,959,375)
Net increase (decrease) in net assets resulting from capital share transactions	63,349,939	46,784,170	(19,110,692)	(3,878,458)
Net increase (decrease) in net assets	64,160,480	62,890,908	(14,661,412)	19,266,743
NET ASSETS:
Beginning of period	94,867,898	31,976,990	213,080,788	193,814,045
End of period	$159,028,378	$94,867,898	$198,419,376	$213,080,788
Undistributed net investment income (accumulated net investment loss) at end of period	$(419,868)	$(21,333)	$789,019	$1,813,063

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Equity and Bond Fund		ING Real Estate Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 13, 2004
FROM OPERATIONS:
Net investment income	$337,836	$692,027	$3,646,780	$7,739,664
Net realized gain (loss) on investments and futures	687,975	(791,892)	9,073,434	18,787,767
Net change in unrealized appreciation or depreciation on investments and futures	872,847	6,008,996	28,898,993	10,691,837
Net increase in net assets resulting from operations	1,898,658	5,909,131	41,619,207	37,219,268
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(217,758)	(789,960)	(409,850)	(327,077)
Class B	(42,676)	(315,822)	(33,431)	(35,510)
Class C	(42,964)	(249,621)	(42,116)	(77,403)
Class I	-	-	(3,183,919)	(8,236,929)
Class Q	(2,104)	(6,646)	-	-
Class O	-	-	(6,743)	-
Net realized gains:
Class A	-	-	(2,268,169)	(242,273)
Class B	-	-	(184,964)	(30,332)
Class C	-	-	(206,851)	(87,401)
Class I	-	-	-	(6,232,489)
Class T	-	-	(11,900,609)	-
Class O	-	-	(199,400)	-
Total distributions	(305,502)	(1,362,049)	(18,436,052)	(15,269,414)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,894,753	18,750,762	38,765,916	73,899,420
Dividends reinvested	232,892	1,011,337	12,832,345	9,979,129
	3,127,645	19,762,099	51,598,261	83,878,549
Cost of shares redeemed	(9,905,097)	(27,110,551)	(13,582,137)	(49,590,718)
Net increase (decrease) in net assets resulting from capital share transactions	(6,777,452)	(7,348,452)	38,016,124	34,287,831
Net increase (decrease) in net assets	(5,184,296)	(2,801,370)	61,199,279	56,237,685
NET ASSETS:
Beginning of period	69,480,986	72,282,356	183,170,821	126,933,136
End of period	$64,296,690	$69,480,986	$244,370,100	$183,170,821
Undistributed net investment income at end of period	$140,828	$108,494	$2,242,494	$2,271,773

See Accompanying Notes to Financial Statements

ING DISCIPLINED LARGECAP FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Seven Months Ended	Year Ended	December 30, 1998(2) to
	November 30,	Year Ended May 31,			May 31,	October 31,	October 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$8.82	7.61	8.43	9.87	11.17	11.14	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.01	0.03	0.03	(0.01)	-	0.01
Net realized and unrealized gain (loss) on investments	$0.61	1.20	(0.85)	(1.47)	(1.29)	0.18	1.13
Total from investment operations	$0.65	1.21	(0.82)	(1.44)	(1.30)	0.18	1.14
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	0.15	-
Total distributions	$-	-	-	-	-	0.15	-
Net asset value, end of period	$9.47	8.82	7.61	8.43	9.87	11.17	11.14
Total Return(3)%	7.37	15.90	(9.73)	(14.59)	(11.64)	1.55	11.40
Ratios and Supplemental Data:
Net assets, end of period (000's)	$5,088	5,362	7,205	9,883	12,748	23,571	27,091
Ratios to average net assets:
Net expenses after expense reimbursement(4)%	1.36	1.53	1.54	1.33	1.45	1.37	1.29	(5)
Gross expenses prior to expense
reimbursement(4)%	1.36	1.53	1.54	1.33	1.45	1.37	1.56
Net investment income (loss) after expense reimbursement(4)%	0.89	0.11	0.32	0.12	(0.13)	0.01	0.23	(5)
Portfolio turnover rate %	79	200	106	149	26	57	26
	Class B
	Six Months Ended				Seven Months Ended	Year Ended	December 30, 1998(2) to
	November 30,	Year Ended May 31,			May 31,	October 31,	October 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$8.49	7.37	8.23	9.70	11.04	11.09	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.05)	(0.03)	(0.07)	(0.05)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.58	1.17	(0.83)	(1.40)	(1.29)	0.18	1.11
Total from investment operations	$0.59	1.12	(0.86)	(1.47)	(1.34)	0.10	1.09
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	0.15	-
Total distributions	$-	-	-	-	-	0.15	-
Net asset value, end of period	$9.08	8.49	7.37	8.23	9.70	11.04	11.09
Total Return(3)%	6.95	15.20	(10.45)	(15.15)	(12.14)	0.83	10.90
Ratios and Supplemental Data:
Net assets, end of period (000's)	$31,296	32,848	34,358	53,185	76,726	94,028	99,249
Ratios to average net assets:
Net expenses after expense reimbursement(4)%	2.06	2.23	2.24	2.03	2.15	2.07	1.99	(5)
Gross expenses prior to expense
reimbursement(4)%	2.06	2.23	2.24	2.03	2.15	2.07	2.29
Net investment income (loss) after expense reimbursement(4)%	0.21	(0.59)	(0.43)	(0.58)	(0.83)	(0.70)	(0.49	)(5)
Portfolio turnover rate %	79	200	106	149	26	57	26

(1)  The Fund changed its fiscal year end to May 31.

(2)  Commencement of operations.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  Expenses calculated net of taxes and advisor reimbursement.

See Accompanying Notes to Financial Statements

ING DISCIPLINED LARGECAP FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended				Seven Months Ended	Year Ended	December 30, 1998(2) to
	November 30,	Year Ended May 31,			May 31,	October 31,	October 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$8.49	7.37	8.23	9.70	11.05	11.09	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.06)	(0.04)	(0.09)	(0.05)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.58	1.18	(0.82)	(1.38)	(1.30)	0.19	1.11
Total from investment operations	$0.59	1.12	(0.86)	(1.47)	(1.35)	0.11	1.09
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	0.15	-
Total distributions	$-	-	-	-	-	0.15	-
Net asset value, end of period	$9.08	8.49	7.37	8.23	9.70	11.05	11.09
Total Return(3)%	6.95	15.20	(10.45)	(15.15)	(12.12)	0.92	10.90
Ratios and Supplemental Data:
Net assets, end of period (000's)	$13,986	15,233	21,478	36,486	66,252	88,449	75,941
Ratios to average net assets:
Net expenses after expense reimbursement(4)%	2.06	2.23	2.24	2.03	2.15	2.07	1.99	(5)
Gross expenses prior to expense
reimbursement(4)%	2.06	2.23	2.24	2.03	2.15	2.07	2.27
Net investment income (loss) after expense reimbursement(4)%	0.19	(0.59)	(0.43)	(0.58)	(0.83)	(0.70)	(0.49	)(5)
Portfolio turnover rate %	79	200	106	149	26	57	26

(1)  The Fund changed its fiscal year end to May 31.

(2)  Commencement of operations.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  Expenses calculated net of taxes and advisor reimbursement.

See Accompanying Notes to Financial Statements

ING LARGECAP GROWTH FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Eleven Months Ended	Year Ended	Three Months Ended
	November 30,	Year Ended May 31,			May 31,	June 30,	June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$18.11	14.33	16.59	24.40	43.12	28.09	24.94
Income (loss) from investment operations:
Net investment loss	$-	(0.10)	(0.15)	(0.18)	(0.20)	(0.22)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.07	3.88	(2.11)	(7.63)	(18.05)	15.63	3.17
Total from investment operations	$0.07	3.78	(2.26)	(7.81)	(18.25)	15.41	3.15
Less distributions from:
Net investment income	$0.53	-	-	0.00 *	-	-	-
Net realized gain from investments	$-	-	-	-	0.47	0.38	-
Total distributions	$0.53	-	-	0.00 *	0.47	0.38	-
Net asset value, end of period	$17.65	18.11	14.33	16.59	24.40	43.12	28.09
Total Return(3)%	0.34	26.38	(13.62)	(31.99)	(42.67)	55.35	12.63
Ratios and Supplemental Data:
Net assets, end of period (000's)	$110,029	109,858	40,941	65,642	161,824	186,261	30,108
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment and brokerage commission recapture(4)(5)%	1.42	1.42	1.60	1.58	1.47	1.36	1.43
Net expenses after expense reimbursement/recoupment(4)(5)%	1.45	1.45	1.60	1.58	1.47	1.36	1.43
Gross expenses prior to expense reimbursement and brokerage commission recapture(4)%	1.41	1.61	1.76	1.58	1.47	1.36	1.45
Net investment loss after expense reimbursement/recoupment and brokerage commission %	(0.26)	(0.82)	(0.96)	(1.12)	(0.78)	(0.87)	(0.56)
recapture(4)(5)
Portfolio turnover rate %	40	142	291	536	331	139	27
	Class B
	Six Months Ended				Eleven Months Ended	Year Ended	Three Months Ended
	November 30,	Year Ended May 31,			May 31,	June 30,	June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$17.57	13.99	16.30	24.14	42.94	28.15	25.04
Income (loss) from investment operations:
Net investment loss	$(0.07)	(0.21)	(0.24)	(0.43)	(0.41)	(0.39)	(0.05)
Net realized and unrealized gain (loss) on investments	$0.08	3.79	(2.07)	(7.41)	(17.92)	15.56	3.16
Total from investment operations	$0.01	3.58	(2.31)	(7.84)	(18.33)	15.17	3.11
Less distributions from:
Net investment income	$0.41	-	-	-	-	-	-
Net realized gain from investments	$-	-	-	-	0.47	0.38	-
Total distributions	$0.41	-	-	-	0.47	0.38	-
Net asset value, end of period	$17.17	17.57	13.99	16.30	24.14	42.94	28.15
Total Return(3)%	0.04	25.59	(14.17)	(32.48)	(43.04)	55.37	12.42
Ratios and Supplemental Data:
Net assets, end of period (000's)	$115,071	119,658	72,575	116,738	224,572	333,256	49,057
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment and brokerage commission recapture(4)(5)%	2.07	2.07	2.25	2.23	2.12	2.01	2.08
Net expenses after expense reimbursement/recoupment(4)(5)%	2.10	2.09	2.25	2.23	2.12	2.01	2.10
Gross expenses prior to expense reimbursement/ recoupment and brokerage commission recapture(4)%	2.06	2.26	2.41	2.23	2.12	2.01	2.10
Net investment loss after expense reimbursement and brokerage commission recapture(4)(5)%	(0.92)	(1.47)	(1.61)	(1.77)	(1.43)	(1.52)	(1.21)
Portfolio turnover rate %	40	142	291	536	331	139	27

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser and the Fund changed its year end to June 30. The Fund was directly managed by ING Investments, LLC from October 1, 2000 to June 2, 2003. Effective June 2, 2003, Wellington Capital Management was appointed as Sub-Adviser to the Fund.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING LARGECAP GROWTH FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended				Eleven Months Ended	Year Ended	Three Months Ended
	November 30,	Year Ended May 31,			May 31,	June 30,	June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$17.52	13.95	16.25	24.07	42.82	28.07	24.97
Income (loss) from investment operations:
Net investment loss	$(0.07)	(0.22)	(0.25)	(0.48)	(0.39)	(0.35)	(0.06)
Net realized and unrealized gain (loss) on investments	$0.07	3.79	(2.05)	(7.34)	(17.89)	15.48	3.16
Total from investment operations	$0.00 *	3.57	(2.30)	(7.82)	(18.28)	15.13	3.10
Less distributions from:
Net investment income	$0.41	-	-	-	-	-	-
Net realized gain from investments	$-	-	-	-	0.47	0.38	-
Total distributions	$0.41	-	-	-	0.47	0.38	-
Net asset value, end of period	$17.11	17.52	13.95	16.25	24.07	42.82	28.07
Total Return(3)%	(0.01)	25.59	(14.15)	(32.49)	(43.04)	54.38	12.41
Ratios and Supplemental Data:
Net assets, end of period (000's)	$52,989	53,976	31,516	54,048	117,222	152,682	17,755
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(4)(5)%	2.07	2.07	2.25	2.23	2.12	2.01	2.08
Net expenses after expense reimbursement(4)(5)%	2.10	2.09	2.25	2.23	2.12	2.01	2.08
Gross expenses prior to expense reimbursement and brokerage commission recapture(4)%	2.06	2.26	2.41	2.23	2.12	2.01	2.10
Net investment loss after expense reimbursement
and brokerage commission recapture(4)(5)%	(0.91)	(1.47)	(1.61)	(1.77)	(1.43)	(1.52)	(1.21)
Portfolio turnover rate %	40	142	291	536	331	139	27

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser and the Fund changed its year end to June 30. The Fund was directly managed by ING Investments, LLC from October 1, 2000 to June 2, 2003. Effective June 2, 2003, Wellington Capital Management was appointed as Sub-Adviser to the Fund.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$12.06	10.12	11.11	14.58	19.12	21.29	12.96
Income (loss) from investment operations:
Net investment loss	$(0.08)	(0.06)	(0.12)	(0.17)*	(0.11)	(0.15)	(0.09)
Net realized and unrealized gain (loss)
on investments	$0.68	2.00	(0.87)	(3.30)	(4.43)	0.16	12.01
Total from investment operations	$0.60	1.94	(0.99)	(3.47)	(4.54)	0.01	11.92
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	2.18	3.59
Total distributions	$-	-	-	-	-	2.18	3.59
Net asset value, end of period	$12.66	12.06	10.12	11.11	14.58	19.12	21.29
Total Return(2)%	4.98	19.17	(8.91)	(23.80)	(23.74)	(0.35)	103.24
Ratios and Supplemental Data:
Net assets, end of period (000's)	$127,958	133,363	44,010	68,106	24,265	25,742	6,291
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.75	1.59	1.50	1.77	2.06	1.66	1.74
Gross expenses prior to expense
reimbursement/recoupment(3)%	1.68	1.70	1.83	1.99	2.06	1.66	1.74
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.31)	(1.06)	(1.15)	(1.45)	(1.52)	(0.96)	(1.34)
Portfolio turnover rate %	25	115	345	399	182	188	201
	Class B
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$11.59	9.80	10.83	14.30	18.79	21.12	12.97
Income (loss) from investment operations:
Net investment loss	$(0.13)	(0.06)	(0.20)	(0.25)*	(0.14)	(0.24)	(0.07)
Net realized and unrealized gain (loss)
on investments	$0.66	1.85	(0.83)	(3.22)	(4.35)	0.09	11.81
Total from investment operations	$0.53	1.79	(1.03)	(3.47)	(4.49)	(0.15)	11.74
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	2.18	3.59
Total distributions	$-	-	-	-	-	2.18	3.59
Net asset value, end of period	$12.12	11.59	9.80	10.83	14.30	18.79	21.12
Total Return(2)%	4.57	18.27	(9.51)	(24.27)	(23.90)	(1.13)	101.73
Ratios and Supplemental Data:
Net assets, end of period (000's)	$168,988	191,288	43,183	69,621	28,448	35,551	8,252
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.45	2.29	2.20	2.47	2.76	2.36	2.40
Gross expenses prior to expense
reimbursement/recoupment(3)%	2.38	2.40	2.53	2.69	2.76	2.36	2.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(2.00)	(1.69)	(1.85)	(2.15)	(2.22)	(1.66)	(2.00)
Portfolio turnover rate %	25	115	345	399	182	188	201

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$11.53	9.75	10.77	14.24	18.72	21.03	12.96
Income (loss) from investment operations:
Net investment loss	$(0.13)	(0.12)	(0.19)	(0.25)*	(0.14)	(0.24)	(0.07)
Net realized and unrealized gain (loss)
on investments	$0.66	1.90	(0.83)	(3.22)	(4.34)	0.11	11.73
Total from investment operations	$0.53	1.78	(1.02)	(3.47)	(4.48)	(0.13)	11.66
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	2.18	3.59
Total distributions	$-	-	-	-	-	2.18	3.59
Net asset value, end of period	$12.06	11.53	9.75	10.77	14.24	18.72	21.03
Total Return(2)%	4.60	18.26	(9.47)	(24.37)	(23.93)	(1.03)	101.16
Ratios and Supplemental Data:
Net assets, end of period (000's)	$117,913	131,461	67,730	100,888	18,901	25,939	4,560
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.45	2.29	2.20	2.47	2.76	2.36	2.36
Gross expenses prior to expense
reimbursement(3)%	2.38	2.40	2.53	2.69	2.76	2.36	2.36
Net investment loss after expense reimbursement(3)(4)%	(2.01)	(1.80)	(1.85)	(2.15)	(2.22)	(1.66)	(1.98)
Portfolio turnover rate %	25	115	345	399	182	188	201

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has aggreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary (expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$22.53	18.16	24.04	38.78	47.17	59.35	29.00
Income (loss) from investment operations:
Net investment loss	$(0.17)	(0.37)	(0.35)	(0.51)*	(0.23)	(0.54)	(0.32)
Net realized and unrealized gain (loss)
on investments	$1.93	4.74	(5.53)	(13.24)	(8.16)	(2.74)	38.23
Total from investment operations	$1.76	4.37	(5.88)	(13.75)	(8.39)	(3.28)	37.91
Less distributions from:
Net realized gain from investments	$-	-	-	0.99	-	8.90	7.56
Total distributions	$-	-	-	0.99	-	8.90	7.56
Net asset value, end of period	$24.29	22.53	18.16	24.04	38.78	47.17	59.35
Total Return(2)%	7.81	24.06 †	(24.46)	(35.86)	(17.79)	(6.04)	146.94
Ratios and Supplemental Data:
Net assets, end of period (000's)	$105,312	105,890	118,570	183,810	159,641	177,286	123,377
Ratios to average net assets:
Expenses(3)%	1.72	1.74	1.88	1.81	1.69	1.45	1.43
Net investment loss(3)%	(1.45)	(1.52)	(1.80)	(1.70)	(1.41)	(1.05)	(1.21)
Portfolio turnover rate	% 34	60	357	427	104	134	223
	Class B
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$20.78	16.87	22.48	36.60	44.64	57.06	28.26
Income (loss) from investment operations:
Net investment loss	$(0.25)	(0.50)	(0.48)	(0.68)*	(0.33)	(0.96)	(0.60)
Net realized and unrealized gain (loss)
on investments	$1.80	4.41	(5.13)	(12.45)	(7.71)	(2.56)	36.96
Total from investment operations	$1.55	3.91	(5.61)	(13.13)	(8.04)	(3.52)	36.36
Less distributions from:
Net realized gain from investments	$-	-	-	0.99	-	8.90	7.56
Total distributions	$-	-	-	0.99	-	8.90	7.56
Net asset value, end of period	$22.33	20.78	16.87	22.48	36.60	44.64	57.06
Total Return(2)%	7.46	23.18 †	(24.96)	(36.31)	(18.01)	(6.71)	145.24
Ratios and Supplemental Data:
Net assets, end of period (000's)	$60,705	77,751	85,465	154,899	206,968	266,348	264,677
Ratios to average net assets:
Expenses(3)%	2.42	2.44	2.58	2.51	2.39	2.15	2.15
Net investment loss(3)%	(2.14)	(2.07)	(2.50)	(2.40)	(2.11)	(1.75)	(1.93)
Portfolio turnover rate	% 34	60	357	427	104	134	223

(1)  The Fund changed its fiscal year-end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

†  Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 23.95% and 23.12%, for Class A and Class B, respectively.

See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$20.73	16.83	22.44	36.53	44.54	56.98	28.24
Income (loss) from investment operations:
Net investment loss	$(0.23)	(0.49)	(0.49)	(0.67)*	(0.33)	(0.97)	(0.53)
Net realized and unrealized gain (loss)
on investments	$1.78	4.39	(5.12)	(12.43)	(7.68)	(2.57)	36.83
Total from investment operations	$1.55	3.90	(5.61)	(13.10)	(8.01)	(3.54)	36.30
Less distributions from:
Net realized gain from investments	$-	-	-	0.99	-	8.90	7.56
Total distributions	$-	-	-	0.99	-	8.90	7.56
Net asset value, end of period	$22.28	20.73	16.83	22.44	36.53	44.54	56.98
Total Return(2)%	7.48	23.17 †	(25.00)	(36.30)	(17.98)	(6.76)	145.12
Ratios and Supplemental Data:
Net assets, end of period (000's)	$53,120	57,140	63,406	119,498	78,658	104,094	72,581
Ratios to average net assets:
Net expenses(3)%	2.42	2.44	2.58	2.51	2.39	2.15	2.18
Net investment loss(3)%	(2.15)	(2.06)	(2.50)	(2.40)	(2.11)	(1.75)	(1.96)
Portfolio turnover rate	% 34	60	357	427	104	134	223

(1)  The Fund changed its fiscal year-end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

†  Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 23.11% for Class C.

See Accompanying Notes to Financial Statements

ING FINANCIAL SERVICES FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Eleven Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$22.03	19.24	22.11	23.36	16.42	24.38	27.52
Income (loss) from investment operations:
Net investment income	$0.07	0.09	0.12	0.14	0.31	0.32	0.29
Net realized and unrealized gain (loss)
on investments	$1.40	3.60	(1.78)	1.29	7.11	(5.30)	(2.70)
Total from investment operations	$1.47	3.69	(1.66)	1.43	7.42	(4.98)	(2.41)
Less distributions from:
Net investment income	$0.08	0.08	0.09	0.33	0.33	0.25	0.18
Net realized gain from investments	$1.48	0.82	1.12	2.35	0.15	2.73	0.55
Total distributions	$1.56	0.90	1.21	2.68	0.48	2.98	0.73
Net asset value, end of period	$21.94	22.03	19.24	22.11	23.36	16.42	24.38
Total Return(2)%	6.70	19.57	(6.98)	7.05	46.01	(22.44)	(8.61)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$193	193	182	231	252	210	403
Ratios to average net assets:
Expenses(3)%	1.17	1.41	1.52	1.48	1.42	1.41	1.39
Net investment income(3)%	0.62	0.40	0.54	0.54	1.48	1.46	1.09
Portfolio turnover rate	% 12	35	19	43	39	10	29
	Class B
	Six Months Ended				Eleven Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$21.79	19.12	22.03	23.28	16.35	24.21	27.40
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.08)	(0.07)	(0.04)	0.15	0.22	0.08
Net realized and unrealized gain (loss)
on investments	$1.39	3.57	(1.72)	1.29	7.12	(5.32)	(2.66)
Total from investment operations	$1.38	3.49	(1.79)	1.25	7.27	(5.10)	(2.58)
Less distributions from:
Net investment income	$-	-	-	0.15	0.19	0.03	0.06
Net realized gain from investments	$1.48	0.82	1.12	2.35	0.15	2.73	0.55
Total distributions	$1.48	0.82	1.12	2.50	0.34	2.76	0.61
Net asset value, end of period	$21.69	21.79	19.12	22.03	23.28	16.35	24.21
Total Return(2)%	6.37	18.60	(7.66)	6.22	45.01	(23.00)	(9.31)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$121	127	127	171	183	148	343
Ratios to average net assets:
Expenses(3)%	1.92	2.16	2.27	2.23	2.17	2.16	2.14
Net investment income (loss)(3)%	(0.13)	(0.36)	(0.21)	(0.21)	0.73	0.71	0.34
Portfolio turnover rate	% 12	35	19	43	39	10	29

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING FINANCIAL SERVICES FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C		Class O
	August 25, 2004(1) to November 30, 2004		September 15, 2004(1) to November 30, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$21.78		22.67
Income (loss) from investment operations:
Net investment loss	$(0.09)		(0.10)
Net realized and unrealized gain on investments	$1.48		0.94
Total from investment operations	$1.39		0.84
Less distributions from:
Net investment income	$0.10		0.13
Net realized gain from investments	$1.48		1.48
Total distributions	$1.58		1.61
Net asset value, end of period	$21.59		21.90
Total Return(2)%	5.53		3.72
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3		829
Ratios to average net assets:
Expenses(3)(4)%	1.92		1.13
Net investment income after expense reimbursement(3)(4)%	0.00	*	0.81
Portfolio turnover rate %	12		12

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share or 0.01%.

See Accompanying Notes to Financial Statements

ING LARGECAP VALUE FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A		Class B
	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.65	10.00	9.63	10.00
Income (loss) from investment operations:
Net investment income (loss)	$-	0.01	(0.02)	(0.00)*
Net realized and unrealized income (loss)
on investments	$0.68	(0.36)	0.65	(0.37)
Total from investment operations	$0.68	(0.35)	0.63	(0.37)
Less distributions from:
Net investment income	$0.06	-	0.02	-
Net realized gains on investments	$0.08	-	0.08	-
Total distributions	$0.14	-	0.10	-
Net asset value, end of period	$10.19	9.65	10.16	9.63
Total Return(2)%	7.05	(3.50)	6.57	(3.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$14,423	4,729	6,790	2,601
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.45	1.35	2.20	2.10
Gross expenses prior to expense
reimbursement(4)%	2.32	4.05	3.07	4.80
Net investment income (loss) after expense reimbursement(3)(4)%	0.80	0.72	0.05	(0.07)
Portfolio turnover rate %	21	4	21	4

	Class C
	Six Months Ended November 30, 2004	February 3, 2004(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.63	9.96
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.00)*
Net realized and unrealized income (loss)
on investments	$0.65	(0.33)
Total from investment operations	$0.63	(0.33)
Less distributions from:
Net investment income	$0.02	-
Net realized gains on investments	$0.08	-
Total distributions	$0.10	-
Net asset value, end of period	$10.16	9.63
Total Return(2)%	6.55	(3.31)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$8,808	3,793
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.20	2.11
Gross expenses prior to expense
reimbursement(4)%	3.07	4.81
Net investment income (loss) after expense reimbursement(3)(4)%	0.05	(0.03)
Portfolio turnover rate %	21	4

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Amount is less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MAGNACAP FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Eleven Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$10.28	8.82	10.11	13.54	15.84	17.69	17.07
Income (loss) from investment operations:
Net investment income	$0.15	0.09	0.06	0.07	0.05	0.07	0.07
Net realized and unrealized gain (loss)
on investments	$0.66	1.46	(1.32)	(1.53)	(0.38)	(0.08)	2.37
Total from investment operations	$0.81	1.55	(1.26)	(1.46)	(0.33)	(0.01)	2.44
Less distributions from:
Net investment income	$0.20	0.09	0.03	0.07	0.09	0.05	0.04
Net realized gain from investments	$-	-	-	1.90	1.88	1.79	1.78
Total distributions	$0.20	0.09	0.03	1.97	1.97	1.84	1.82
Net asset value, end of period	$10.89	10.28	8.82	10.11	13.54	15.84	17.69
Total Return(2)%	7.19	17.64	(12.46)	(10.96)	(2.77)	(0.36)	15.93
Ratios and Supplemental Data:
Net assets, end of period (000's)	$315,708	311,087	156,902	211,602	277,722	303,864	368,508
Ratios to average net assets:
Expenses(3)%	1.16	1.35	1.45	1.34	1.31	1.29	1.35
Net investment income(3)%	1.27	1.10	0.73	0.59	0.33	0.41	0.41
Portfolio turnover rate	% 10	28	110	75	92	26	48
	Class B
	Six Months Ended				Eleven Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$9.91	8.48	9.75	13.14	15.44	17.36	16.86
Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.04	0.00 *	(0.02)	(0.01)	(0.05)	(0.04)
Net realized and unrealized gain (loss)
on investments	$0.63	1.39	(1.27)	(1.47)	(0.41)	(0.08)	2.32
Total from investment operations	$0.67	1.43	(1.27)	(1.49)	(0.42)	(0.13)	2.28
Less distributions from:
Net investment income	$0.02	-	-	-	-	-	-
Net realized gain from investments	$-	-	-	1.90	1.88	1.79	1.78
Total distributions	$0.02	-	-	1.90	1.88	1.79	1.78
Net asset value, end of period	$10.56	9.91	8.48	9.75	13.14	15.44	17.36
Total Return(2)%	6.76	16.86	(13.03)	(11.61)	(3.40)	(1.11)	15.12
Ratios and Supplemental Data:
Net assets, end of period (000's)	$46,214	52,812	50,677	79,685	112,286	87,167	116,227
Ratios to average net assets:
Expenses(3)%	1.86	2.05	2.15	2.04	2.01	1.99	2.05
Net investment income (loss)(3)%	0.56	0.35	0.03	(0.11)	(0.37)	(0.29)	(0.29)
Portfolio turnover rate	% 10	28	110	75	92	26	48

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MAGNACAP FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	June 1, 1999(2) to June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$9.91	8.48	9.76	13.14	15.44	17.37	16.69
Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.03	0.00 *	(0.01)	(0.01)	(0.10)	-
Net realized and unrealized gain (loss)
on investments	$0.64	1.40	(1.28)	(1.47)	(0.41)	(0.04)	0.68
Total from investment operations	$0.68	1.43	(1.28)	(1.48)	(0.42)	(0.14)	0.68
Less distributions from:
Net investment income	$0.02	-	-	-	-	-	-
Net realized gain from investments	$-	-	-	1.90	1.88	1.79	-
Total distributions	$0.02	-	-	1.90	1.88	1.79	-
Net asset value, end of period	$10.57	9.91	8.48	9.76	13.14	15.44	17.37
Total Return(3)%	6.87	16.86	(13.11)	(11.53)	(3.41)	(1.17)	4.07
Ratios and Supplemental Data:
Net assets, end of period (000's)	$9,970	11,502	8,291	9,693	10,887	3,660	601
Ratios to average net assets:
Expenses(4)%	1.86	2.05	2.15	2.04	2.01	1.99	1.12
Net investment income (loss)(4)%	0.56	0.36	0.03	(0.11)	(0.37)	(0.29)	0.42
Portfolio turnover rate %	10	28	110	75	92	26	48
	Class M
	Six Months Ended				Eleven Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$10.16	8.68	9.96	13.36	15.64	17.51	16.95
Income (loss) from investment operations:
Net investment income (loss)	$0.05	0.08	0.03	0.02	-	(0.01)	(0.01)
Net realized and unrealized gain (loss)
on investments	$0.66	1.41	(1.31)	(1.50)	(0.39)	(0.06)	2.35
Total from investment operations	$0.71	1.49	(1.28)	(1.48)	(0.39)	(0.07)	2.34
Less distributions from:
Net investment income	$0.04	0.01	-	0.02	0.01	0.01	-
Net realized gain from investments	$-	-	-	1.90	1.88	1.79	1.78
Total distributions	$0.04	0.01	-	1.92	1.89	1.80	1.78
Net asset value, end of period	$10.83	10.16	8.68	9.96	13.36	15.64	17.51
Total Return(3)%	6.96	17.13	(12.85)	(11.30)	(3.21)	(0.71)	15.41
Ratios and Supplemental Data:
Net assets, end of period (000's)	$4,798	5,270	7,445	12,074	17,440	13,050	16,351
Ratios to average net assets:
Expenses(4)%	1.61	1.80	1.90	1.79	1.76	1.74	1.80
Net investment income (loss)(4)%	0.82	0.55	0.28	0.14	(0.12)	(0.04)	(0.04)
Portfolio turnover rate %	10	28	110	75	92	26	48

(1)  The Fund changed its fiscal year end to May 31.

(2)  Commencement of operations.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP VALUE FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,		February 1, 2002(1) to May 31
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.53	8.36	10.28	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.02)	0.00 *	0.00 *
Net realized and unrealized gain (loss) on investments	$0.67	3.19	(1.77)	0.28
Total from investment operations	$0.66	3.17	(1.77)	0.28
Less distributions from:
Net investment income	$-	-	0.04	-
Net realized gain from investments	$0.88	-	0.11	-
Total distributions	$0.88	-	0.15	-
Net asset value, end of period	$11.31	11.53	8.36	10.28
Total Return(2)%	5.85	37.92	(16.94)	2.80
Ratios and Supplemental Data:
Net assets, end of period (000's)	$76,289	58,631	15,026	25,325
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.68	1.75	1.75	1.61
Gross expenses prior to expense reimbursement(3)%	1.47	1.62	2.17	3.05
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	(0.25)	(0.18)	(0.10)	0.04
Portfolio turnover rate %	42	70	72	13
	Class B
	Six Months Ended November 30,	Year Ended May 31,		February 4, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.41	8.34	10.27	9.87
Income (loss) from investment operations:
Net investment (loss)	$(0.05)	(0.07)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.66	3.14	(1.75)	0.41
Total from investment operations	$0.61	3.07	(1.81)	0.40
Less distributions from:
Net investment income	$-	-	0.01	-
Net realized gain from investments	$0.88	-	0.11	-
Total distributions	$0.88	-	0.12	-
Net asset value, end of period	$11.14	11.41	8.34	10.27
Total Return(2)%	5.47	36.81	(17.40)	4.05
Ratios and Supplemental Data:
Net assets, end of period (000's)	$43,157	34,856	12,205	11,656
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.43	2.50	2.50	2.36
Gross expenses prior to expense reimbursement(3)%	2.22	2.37	2.92	3.80
Net investment (loss) after expense reimbursement/recoupment(3)(4)%	(0.98)	(0.95)	(0.82)	(0.71)
Portfolio turnover rate %	42	70	72	13

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP VALUE FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,		February 4, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.40	8.34	10.26	9.87
Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.07)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.65	3.13	(1.75)	0.40
Total from investment operations	$0.61	3.06	(1.80)	0.39
Less distributions from:
Net investment income	$-	-	0.01	-
Net realized gain from investments	$0.88	-	0.11	-
Total distributions	$0.88	-	0.12	-
Net asset value, end of period	$11.13	11.40	8.34	10.26
Total Return(2)%	5.47	36.69	(17.32)	3.95
Ratios and Supplemental Data:
Net assets, end of period (000's)	$46,160	31,982	12,034	9,731
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.43	2.50	2.50	2.36
Gross expenses prior to expense reimbursement(3)%	2.22	2.37	2.92	3.80
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.97)	(0.94)	(0.81)	(0.71)
Portfolio turnover rate %	42	70	72	13

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING SMALLCAP VALUE FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,		February 1, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.53	9.44	10.62	10.00
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.88	4.88	(1.00)	0.63
Total from investment operations	$0.87	4.83	(1.05)	0.62
Less distributions from:
Net investment income	$-	-	0.04	-
Net realized gain from investments	$0.89	0.74	0.09	-
Total distributions	$0.89	0.74	0.13	-
Net asset value, end of period	$13.51	13.53	9.44	10.62
Total Return(2)%	6.56	52.83	(9.83)	6.20
Ratios and Supplemental Data:
Net assets, end of period (000's)	$88,103	45,609	12,280	18,435
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.72	1.75	1.75	1.62
Gross expenses prior to expense reimbursement(3)%	1.47	1.66	2.17	3.65
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.29)	(0.67)	(0.54)	(0.39)
Portfolio turnover rate %	16	57	54	12
	Class B
	Six Months Ended November 30,	Year Ended May 31,		February 4, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.36	9.39	10.60	9.85
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.13)	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.86	4.84	(1.01)	0.77
Total from investment operations	$0.80	4.71	(1.12)	0.75
Less distributions from:
Net investment income	$-	-	-	-
Net realized gain from investments	$0.89	0.74	0.09	-
Total distributions	$0.89	0.74	0.09	-
Net asset value, end of period	$13.27	13.36	9.39	10.60
Total Return(2)%	6.12	51.80	(10.53)	7.61
Ratios and Supplemental Data:
Net assets, end of period (000's)	$26,109	19,815	8,233	7,889
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.47	2.50	2.50	2.37
Gross expenses prior to expense reimbursement(3)%	2.22	2.41	2.92	4.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.06)	(1.37)	(1.29)	(1.14)
Portfolio turnover rate %	16	57	54	12

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING SMALLCAP VALUE FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,		February 7, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.35	9.38	10.60	9.76
Income (loss) from investment operations:
Net investment loss	$(0.05)	(0.12)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.85	4.83	(1.02)	0.85
Total from investment operations	$0.80	4.71	(1.12)	0.84
Less distributions from:
Net investment income	$-	-	0.01	-
Net realized gain from investments	$0.89	0.74	0.09	-
Total distributions	$0.89	0.74	0.10	-
Net asset value, end of period	$13.26	13.35	9.38	10.60
Total Return(2)%	6.13	51.86	(10.55)	8.61
Ratios and Supplemental Data:
Net assets, end of period (000's)	$44,235	28,906	11,241	8,468
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.47	2.50	2.50	2.37
Gross expenses prior to expense reimbursement(3)%	2.22	2.41	2.92	4.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.05)	(1.35)	(1.28)	(1.14)
Portfolio turnover rate %	16	57	54	12

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING CONVERTIBLE FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$18.11	16.20	15.35	17.89	27.70	23.27	21.92
Income (loss) from investment operations:
Net investment income	$0.18	0.36	0.38	0.30	0.85	0.42	0.10
Net realized and unrealized gain (loss)
on investments	$0.52	1.97	0.78	(2.34)	(5.29)	8.02	1.35
Total from investment operations	$0.70	2.33	1.16	(2.04)	(4.44)	8.44	1.45
Less distributions from:
Net investment income	$0.28	0.42	0.31	0.41	0.51	0.32	0.10
Net realized gain from investments	$-	-	-	0.09	4.86	3.69	-
Total distributions	$0.28	0.42	0.31	0.50	5.37	4.01	0.10
Net asset value, end of period	$18.53	18.11	16.20	15.35	17.89	27.70	23.27
Total Return(3)%	3.89	14.52	7.80	(11.44)	(17.78)	39.88	6.62
Ratios and Supplemental Data:
Net assets, end of period (000's)	$60,616	63,443	51,008	60,692	98,896	131,218	73,133
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)%	1.41	1.48	1.59	1.46	1.42	1.35	1.45
Gross expenses prior to expense
reimbursement(4)%	1.41	1.48	1.59	1.46	1.41	1.35	2.10
Net investment income after expense reimbursement(4)(5)%	1.90	2.13	2.57	1.93	2.20	1.78	1.82
Portfolio turnover rate %	27	138	97	100	145	129	28
	Class B
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$19.91	17.79	16.83	19.56	30.20	25.34	23.86
Income (loss) from investment operations:
Net investment income	$0.15	0.30	0.35	0.24	0.49	0.29	0.07
Net realized and unrealized gain (loss)
on investments	$0.54	2.13	0.83	(2.59)	(5.49)	8.77	1.47
Total from investment operations	$0.69	2.43	1.18	(2.35)	(5.00)	9.06	1.54
Less distributions from:
Net investment income	$0.20	0.31	0.22	0.28	0.34	0.19	0.06
Net realized gain from investments	$-	-	-	0.10	5.30	4.01	-
Total distributions	$0.20	0.31	0.22	0.38	5.64	4.20	0.06
Net asset value, end of period	$20.40	19.91	17.79	16.83	19.56	30.20	25.34
Total Return(3)%	3.52	13.75	7.16	(12.04)	(18.26)	39.21	6.47
Ratios and Supplemental Data:
Net assets, end of period (000's)	$66,598	75,097	72,364	88,650	125,366	139,704	68,091
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)%	2.06	2.13	2.24	2.11	2.07	2.00	2.10
Gross expenses prior to expense
reimbursement(4)%	2.06	2.13	2.24	2.11	2.06	2.00	2.10
Net investment income after expense reimbursement(4)(5)%	1.25	1.48	1.92	1.28	1.55	1.13	1.17
Portfolio turnover rate %	27	138	97	100	145	129	28

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING Investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser in which capacity it served until October 1, 2000, and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING CONVERTIBLE FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$18.56	16.62	15.75	18.33	28.33	23.78	22.40
Income (loss) from investment operations:
Net investment income	$0.12	0.27	0.32	0.22	0.58	0.28	0.07
Net realized and unrealized gain (loss)
on investments	$0.53	1.99	0.78	(2.42)	(5.26)	8.22	1.37
Total from investment operations	$0.65	2.26	1.10	(2.20)	(4.68)	8.50	1.44
Less distributions from:
Net investment income	$0.21	0.32	0.23	0.29	0.35	0.19	0.06
Net realized gain from investments	$-	-	-	0.09	4.97	3.76	-
Total distributions	$0.21	0.32	0.23	0.38	5.32	3.95	0.06
Net asset value, end of period	$19.00	18.56	16.62	15.75	18.33	28.33	23.78
Total Return(3)%	3.56	13.72	7.15	(12.03)	(18.25)	39.24	6.45
Ratios and Supplemental Data:
Net assets, end of period (000's)	$68,400	71,365	66,412	81,247	118,363	156,592	100,276
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)%	2.06	2.13	2.24	2.11	2.07	2.00	2.10
Gross expenses prior to expense
reimbursement(4)%	2.06	2.13	2.24	2.11	2.06	2.00	2.10
Net investment income after expense reimbursement(4)(5)%	1.25	1.48	1.92	1.28	1.55	1.13	1.17
Portfolio turnover rate %	27	138	97	100	145	129	28

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING Investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser in which capacity it served until October 1, 2000, and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING EQUITY AND BOND FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004		2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$12.47	11.71		12.06	13.30	15.04	19.23	19.03
Income (loss) from investment operations:
Net investment income	$0.08	0.15		0.31	0.39	0.93	0.51	0.10
Net realized and unrealized gain (loss)
on investments	$0.31	0.87		(0.41)	(1.13)	(1.01)	(0.60)	0.17
Total from investment operations	$0.39	1.02		(0.10)	(0.74)	(0.08)	(0.09)	0.27
Less distributions from:
Net investment income	$0.08	0.26		0.25	0.45	0.51	0.39	0.07
Net realized gain from investments	$-	-		-	0.05	1.15	3.71	-
Total distributions	$0.08	0.26		0.25	0.50	1.66	4.10	0.07
Net asset value, end of period	$12.78	12.47		11.71	12.06	13.30	15.04	19.23
Total Return(3)%	3.12	8.84	†	(0.66)	(5.55)	(0.61)	(1.01)	1.42
Ratios and Supplemental Data:
Net assets, end of period (000's)	$34,189	36,205		32,179	57,042	61,477	63,592	9,619
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(4)(5)%	1.60	1.60		1.60	1.48	1.32	1.40	1.49
Gross expenses prior to expense reimbursement(4)%	1.54	1.59		1.71	1.45	1.53	1.61	1.75
Net investment income after expense reimbursement/recoupment(4)(5)%	1.33	1.27		2.62	3.11	3.54	3.26	2.06
Portfolio turnover rate %	36	302		129	145	76	173	63
	Class B
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004		2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$13.43	12.61		12.97	14.28	16.09	20.59	20.38
Income (loss) from investment operations:
Net investment income	$0.04	0.08		0.29	0.32	0.80	0.44	0.07
Net realized and unrealized gain (loss)
on investments	$0.34	0.92		(0.47)	(1.22)	(0.98)	(0.64)	0.18
Total from investment operations	$0.38	1.00		(0.18)	(0.90)	(0.18)	(0.20)	0.25
Less distributions from:
Net investment income	$0.03	0.18		0.18	0.36	0.39	0.33	0.04
Net realized gain from investments	$-	-		-	0.05	1.24	3.97	-
Total distributions	$0.03	0.18		0.18	0.41	1.63	4.30	0.04
Net asset value, end of period	$13.78	13.43		12.61	12.97	14.28	16.09	20.59
Total Return(3)%	2.84	8.05	†	(1.29)	(6.26)	(1.21)	(1.58)	1.24
Ratios and Supplemental Data:
Net assets, end of period (000's)	$17,407	19,386		22,348	31,682	35,828	41,026	7,157
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(4)(5)%	2.25	2.25		2.25	2.13	1.97	2.05	2.14
Gross expenses prior to expense reimbursement(4)%	2.19	2.24		2.36	2.10	2.18	2.26	2.40
Net investment income after expense reimbursement/recoupment(4)(5)%	0.67	0.62		1.97	2.46	2.89	2.61	1.41
Portfolio turnover rate %	36	302		129	145	76	173	63

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

†  Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 8.76% for Class A, and there was no effect on Class B.

See Accompanying Notes to Financial Statements

ING EQUITY AND BOND FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended					Eleven Months Ended	Year Ended	Three Months Ended
	November 30,	Year Ended May 31,				May 31,	June 30,	June 30,
	2004	2004		2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$11.90	11.21		11.57	12.78	14.45	18.53	18.35
Income (loss) from investment operations:
Net investment income	$0.04	0.07		0.17	0.34	0.74	0.45	0.06
Net realized and unrealized gain (loss)
on investments	$0.30	0.82		(0.34)	(1.13)	(0.91)	(0.62)	0.16
Total from investment operations	$0.34	0.89		(0.17)	(0.79)	(0.17)	(0.17)	0.22
Less distributions from:
Net investment income	$0.04	0.20		0.19	0.37	0.39	0.34	0.04
Net realized gain from investments	$-	-		-	0.05	1.11	3.57	-
Total distributions	$0.04	0.20		0.19	0.42	1.50	3.91	0.04
Net asset value, end of period	$12.20	11.90		11.21	11.57	12.78	14.45	18.53
Total Return(3)%	2.85	8.04	†	(1.27)	(6.20)	(1.28)	(1.53)	1.21
Ratios and Supplemental Data:
Net assets, end of period (000's)	$12,409	13,566		14,240	18,007	22,679	25,838	21,331
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(4)(5)%	2.25	2.25		2.25	2.13	1.97	2.05	2.14
Gross expenses prior to expense
reimbursement(4)%	2.19	2.24		2.36	2.10	2.18	2.26	2.40
Net investment income after expense reimbursement/recoupment(4)(5)%	0.67	0.62		1.96	2.46	2.89	2.61	1.41
Portfolio turnover rate %	36	302		129	145	76	173	63

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

†  Total return without the effect of affiliated payments would have been 7.95%.

See Accompanying Notes to Financial Statements

ING REAL ESTATE FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A			Class B
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	December 20, 2002(1) to May 31, 2003	Six Months Ended November 30, 2004	Year Ended May 31, 2004	November 20, 2002(1) to May 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.76	11.06	10.06	12.78	11.10	10.00
Income (loss) from investment operations:
Net investment income	$0.17	0.57	0.16	0.15	0.45	0.12
Net realized and unrealized gain
on investments	$2.53	2.29	1.04	2.52	2.32	1.15
Total from investment operations	$2.70	2.86	1.20	2.67	2.77	1.27
Less distributions from:
Net investment income	$0.25	0.65	0.20	0.20	0.58	0.17
Net realized gain from investments	$0.95	0.51	-	0.95	0.51	-
Total distributions	$1.20	1.16	0.20	1.14	1.09	0.17
Net asset value, end of period	$14.26	12.76	11.06	14.30	12.78	11.10
Total Return(2)%	21.49	26.79	12.06	21.19	25.81	12.77
Ratios and Supplemental Data:
Net assets, end of period (000's)	$38,488	16,569	982	3,089	1,990	149
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment and brokerage commission recapture(3)(4)%	1.17	1.27	1.45	1.92	2.02	2.20
Net expenses after expense
reimbursement/recoupment(4)(5)%	1.24	1.31	1.45	1.99	2.06	2.20
Gross expenses prior to expense reimbursement and brokerage commission recapture(5)%	1.14	1.37	1.53	1.89	2.12	2.30
Net investment income after expense
reimbursement/recoupment and
brokerage commission recapture(5)(6)%	3.35	4.84	0.01	2.61	3.28	1.91
Portfolio turnover rate %	37	132	62	37	132	62

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING REAL ESTATE FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C				Class O
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	January 17 2003(1) to May 31, 2003		September 15, 2004(1) to November 30, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.11	11.37	9.96		13.52
Income (loss) from investment operations:
Net investment income (loss)	$0.16	0.43	(0.01	)*	0.30
Net realized and unrealized gain
on investments	$2.56	2.40	1.50		1.65
Total from investment operations	$2.72	2.83	1.49		1.95
Less distributions from:
Net investment income	$0.19	0.58	0.08		0.27
Net realized gain from investments	$0.95	0.51	-		0.95
Total distributions	$1.14	1.09	0.08		1.22
Net asset value, end of period	$14.69	13.11	11.37		14.25
Total Return(2)%	21.10	25.75	15.03		13.12
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,477	2,708	157		4,033
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	1.92	2.02	2.20		1.07
Net expenses after expense reimbursement/recoupment(4)(5)%	1.99	2.06	2.20		1.16
Gross expenses prior to expense reimbursement and brokerage commission recapture(5)%	1.89	2.12	2.30		1.16
Net investment income (loss) after expense reimbursement/
recoupment and brokerage commission recapture(5)(6)%	2.67	3.54	(1.62)		3.34
Portfolio turnover rate %	37	132	62		37

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED)

NOTE 1 - ORGANIZATION

Organization. The ING Funds contained within this book are comprised of ING Equity Trust ("IET") and ING Investment Funds, Inc. ("IIF") both of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

IET is a Massachusetts business trust organized on June 12, 1998 with twenty-three separate series (Portfolios). Eleven of which ar discussed in this report: ING Disciplined LargeCap Fund ("Disciplined LargeCap"), ING LargeCap Growth Fund ("LargeCap Growth"), ING MidCap Opportunities Fund ("MidCap Opportunities"), ING SmallCap Opportunities Fund ("SmallCap Opportunities"), ING Financial Services Fund ("Financial Services"), ING LargeCap Value Fund ("LargeCap Value"), ING MidCap Value Fund ("MidCap Value"), ING SmallCap Value Fund ("SmallCap Value"), ING Convertible Fund ("Convertible"), ING Equity and Bond Fund ("Equity and Bond") and ING Real Estate Fund ("Real Estate"). IIF is a Maryland Corporation organized on July 7, 1969 with one Portfolio, ING MagnaCap Fund ("MagnaCap").

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C, Class I, Class M, Class O and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. No class preferential dividend rights exist. Differences in per share dividend rates generally results from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Funds' valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds' Board of Directors/Trustees (''Board''), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. Research services use statistical analyses and quantitative models to help determine fair value as of the time

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities - at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies,

currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government securities.

D.  Foreign Currency Transactions and Futures Contracts. Certain funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund pays dividends, if any, as follows:

Annually	Semi-Annually
Financial Services	MagnaCap
LargeCap Growth	Quarterly
MidCap Opportunities
SmallCap Opportunities	Convertible
Disciplined LargeCap	Equity and Bond
LargeCap Value	Real Estate
MidCap Value
SmallCap Value

Each Fund distributes capital gains, to the extent available, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.  Federal Income Taxes. It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

The Funds may utilize equalization accounting for tax purposes, where by a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

G.  Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.  Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I.  Options Contracts. Each Funds may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon  the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

J.  Securities Lending. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

K.  Offering Costs. Offering costs are capitalized and amortized on a straight line basis over a period of twelve months.

L.  Illiquid and Restricted Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board.

M.  Delayed Delivery Transactions. Each Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Fund's Portfolio of

Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. In connection with a Fund's ability to purchase or sell securities on a when-issued basis, the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

NOTE 3 - INVESTMENT TRANSACTIONS

For the six months ended November 30, 2004, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Disciplined LargeCap	$52,790,720	$81,930,384
LargeCap Growth	125,403,346	129,217,717
MidCap Opportunities	105,857,740	178,501,008
SmallCap Opportunities	77,628,487	117,895,157
Financial Services	37,899,983	66,013,997
LargeCap Value	24,096,258	4,359,730
MagnaCap	37,811,928	65,086,971
MidCap Value	88,695,426	57,880,610
SmallCap Value	77,638,421	19,300,495
Convertible	53,381,754	74,327,783
Equity and Bond	24,561,128	28,708,066
Real Estate	96,961,140	75,381,250

U.S. Governemnt securities not included above were as follows:

	Purchases	Sales
Equity and Bond	$49,664,983	$53,462,074

NOTE 4 - INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into Investment Management Agreements with ING Investments, LLC (the

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 4 - INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

"Investment Manager") a wholly-owned subsidiary of ING Groep N.V. ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management. The Investment Management Agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

As a Percent of Average Net Assets
Disciplined LargeCap	0.70%
LargeCap Growth*	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
MidCap Opportunities	1.00% on first $500 million; and 0.90% thereafter
SmallCap Opportunities	1.00% on first $100 million; 0.90% on next $150 million; 0.80% on next $250 million; and 0.75% in excess of $500 million
Financial Services	1.00% on first $30 million; 0.75% on next $95 million; and 0.70% in excess of $125 million
LargeCap Value	0.90% on first $50 million; 0.85% on next $450 million; and 0.80% thereafter
MagnaCap	1.00% on first $30 million; 0.75% on next $220 million; 0.625% on next $200 million; and 0.50% in excess of $450 million
MidCap Value	1.00% on first $50 million; and 0.90%
thereafter
SmallCap Value	1.00% on first $50 million; and 0.90%
thereafter
Convertible	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Equity and Bond	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Real Estate	0.70%

* Assets are aggregated with ING VP LargeCap Growth Portfolio to determine fees.

ING Investment Management Co. (formerly, Aeltus Investment Management, Inc. "ING IM"), a registered investment adviser, serves as Sub-Adviser to the MidCap Opportunities Fund, SmallCap Opportunities Fund, Disciplined LargeCap Fund, Financial Services Fund, MagnaCap Fund, Convertible Fund and the Equity and Bond Fund pursuant to Sub-Advisory Agreements between the Investment Manager and ING IM.

Brandes Investment Partners, LP ("Brandes"), a registered investment adviser, serves as Sub-Adviser to the LargeCap Value, MidCap Value and SmallCap Value Funds pursuant to a Sub-Advisory Agreement between the Investment Manager and Brandes.

Wellington Management Company, LLP is the Sub-Adviser to the LargeCap Growth Fund.

ING Clarion Real Estate Securities L.P. ("ING Clarion"), a registered investment adviser, is the Sub-Adviser to the Real Estate Fund pursuant to a Sub-Advisory Agreement between the Investment Manager and ING Clarion.

ING Funds Services, LLC (the "Administrator" or "IFS"), serves as administrator to each Fund except Financial Services and MagnaCap. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Funds' average daily net assets.

Financial Services and MagnaCap have entered into Shareholder Service Agreements with IFS whereby IFS will act as Shareholder Service Agent for the Funds. The agreement provides that IFS will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services. Prior to March 1, 2002, IFS acted as Shareholder Service Agent for LargeCap Growth, Convertible and Equity and Bond.

MidCap Opportunities and SmallCap Opportunities also pay IFS an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

The Investment Manager, ING IM, ING Clarion, IFS and the Distributor are indirect wholly-owned subsidiaries of ING Groep N.V., a global financial institution active in the fields of banking, insurance and asset management.

NOTE 5 - DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 5 - DISTRIBUTION AND SERVICE FEES (continued)

Service Fee based on average daily net assets at the following rates:

	Class A	Class B and C	Class I	Class M	Class O	Class Q
Disciplined LargeCap	0.30%	1.00%	N/A	N/A	N/A	N/A
LargeCap Growth	0.35%	1.00%	N/A	N/A	N/A	0.25%
MidCap Opportunities	0.30%	1.00%	N/A	N/A	N/A	0.25%
SmallCap Opportunities	0.30%	1.00%	N/A	N/A	N/A	0.25%
Financial Services	0.25%	1.00%	N/A	N/A	0.25%	0.25%
LargeCap Value	0.25%	1.00%	N/A	N/A	N/A	N/A
MagnaCap	0.30%	1.00%	N/A	0.75%	N/A	N/A
MidCap Value	0.25%	1.00%	N/A	N/A	N/A	0.25%
SmallCap Value	0.25%	1.00%	N/A	N/A	N/A	0.25%
Convertible	0.35%	1.00%	N/A	N/A	N/A	0.25%
Equity and Bond	0.35%	1.00%	N/A	N/A	N/A	0.25%
Real Estate	0.25%	1.00%	N/A	N/A	0.25%	0.25%

For the six months ended November 30, 2004, the Distributor has retained $172,546 as sales charges from the proceeds of Class A Shares sold, $22,017 and $20,318 from the proceeds of Class A Shares and Class C Shares redeemed, respectively and $90 from the proceeds of Class M Shares sold.

NOTE 6 - OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Investment Manager may direct the Funds' portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Funds are reflected as brokerage commission recapture in the Statements of Operations.

At November 30, 2004, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Recoupment	Total
Disciplined LargeCap	$29,088	$4,155	$38,588	$-	$71,831
LargeCap Growth	195,865	26,113	169,316	52,518	443,812
MidCap Opportunities	347,009	34,698	268,401	78,604	728,712
SmallCap Opportunities	178,898	18,963	119,237	-	317,098
Financial Services	193,512	-	140,499	-	334,011
LargeCap Value	23,174	2,575	15,122	-	40,871
MagnaCap	225,948	-	127,002	4,785	357,735
MidCap Value	120,377	12,918	83,556	33,251	250,102
SmallCap Value	115,731	12,402	71,079	73,000	272,212
Convertible	122,402	16,319	129,084	-	267,805
Equity and Bond	39,852	5,313	34,567	9,999	89,731
Real Estate	136,515	19,501	13,026	55,129	224,171

At November 30, 2004, ING Life Insurance & Annuity Company, a wholly-owned indirect subsidiary of ING Groep N.V., held 11.1% of the Real Estate Fund. At November 30, 2004, certain non-affiliated individuals and entities owned separately the following percentage of the Real Estate Fund: 5.3% and 22.9%. Investment activities of these shareholders could have a material impact on the Funds.

NOTE 7 - OTHER ACCRUED EXPENSES AND LIABILITIES

At November 30, 2004, the funds had following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Payable for Custody and Accounting Fees
Disciplined LargeCap	$14,496
Payable for Transfer Agent Fees
Disciplined LargeCap	$28,931
Financial Services	112,651
MagnaCap	188,311
Payable for Shareholder Reporting Expense
Disciplined LargeCap	$62,990
Financial Services	254,818
MagnaCap	206,738

NOTE 8 - EXPENSE LIMITATIONS

For the following Funds, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class A	Class B	Class C	Class I	Class O	Class Q
LargeCap Growth	1.45%	2.10%	2.10%	1.10%	N/A	1.35%
MidCap Opportunities	1.75%	2.45%	2.45%	1.45%	N/A	1.60%
LargeCap Value	1.45%	2.20%	2.20%	1.20%	N/A	N/A
MidCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
SmallCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
Convertible	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Equity and Bond	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Real Estate	1.45%	2.20%	2.20%	1.00%	1.45%	1.45%

Each Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

Outstanding reimbursement balances due to the Funds, if any, under their respective expense limitation

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 8 - EXPENSE LIMITATIONS (continued)

agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

As of November 30, 2004, the cumulative amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	November 30,
	2005	2006	2007	Total
LargeCap Growth	$263,850	$365,234	$23,483	$652,567
MidCap Opportunities	554,148	398,893	-	953,041
LargeCap Value	-	-	145,120	145,120
MidCap Value	-	20,025	-	20,025
SmallCap Value	9,105	42,868	-	51,973
Real Estate	-	123,825	-	123,825

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 - LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Funds utilized the line of credit during the six months ended November 30, 2004:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
MidCap Opportunities	8	818,125	1.82%
SmallCap Opportunities	14	1,173,996	2.13%
MagnaCap	3	576,667	2.35%
SmallCap Value	4	1,185,000	2.49%
Covertible	14	1,026,951	2.22%
Real Estate	1	4,300,000	1.80%

NOTE 10 - CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Disciplined LargeCap (Number of Shares)
Shares sold	51,840	113,903	166,227	389,459	19,552	84,889
Shares redeemed	(122,484)	(453,135)	(591,037)	(1,178,718)	(274,401)	(1,202,854)
Net decrease in shares outstanding	(70,644)	(339,232)	(424,810)	(789,259)	(254,849)	(1,117,965)
Disciplined LargeCap ($)
Shares sold	$463,191	$970,844	$1,432,573	$3,217,947	$174,422	$690,881
Shares redeemed	(1,076,198)	(3,704,827)	(4,937,725)	(9,667,160)	(2,294,763)	(9,984,201)
Net decrease	$(613,007)	$(2,733,983)	$(3,505,152)	$(6,449,213)	$(2,120,341)	$(9,293,320)
	Class I Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Disciplined LargeCap (Number of Shares)
Shares sold	-	-
Shares redeemed	(2,531,779)	-
Net decrease in shares outstanding	(2,531,779)	-
Disciplined LargeCap ($)
Shares sold	$-	$-
Shares redeemed	(23,141,782)	-
Net decrease	$(23,141,782)	$-

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
LargeCap Growth (Number of Shares)
Shares sold	2,189,218	4,717,809	666,364	3,033,622	465,836	1,665,504
Dividends reinvested	146,425	-	111,851	-	49,176	-
Shares redeemed	(2,168,903)	(1,508,196)	(886,581)	(1,409,436)	(500,211)	(842,766)
Net increase (decrease) in shares outstanding	166,740	3,209,613	(108,366)	1,624,186	14,801	822,738
LargeCap Growth ($)
Shares sold	$38,528,666	$77,600,379	$11,338,359	$48,308,654	$7,828,856	$25,792,950
Dividends reinvested	2,601,968	-	1,933,909	-	847,791	-
Shares redeemed	(37,589,048)	(24,659,524)	(14,849,443)	(22,603,682)	(8,385,013)	(13,587,922)
Net increase (decrease)	$3,541,586	$52,940,855	$(1,577,175)	$25,704,972	$291,634	$12,205,028
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
LargeCap Growth (Number of Shares)
Shares sold	178,623	650,093	21,137	252,367
Dividends reinvested	66,417	-	7,030	-
Shares redeemed	(119,403)	(202,685)	(64,228)	(348,885)
Net increase (decrease) in shares outstanding	125,637	447,408	(36,061)	(96,518)
LargeCap Growth ($)
Shares sold	$3,231,684	$11,253,002	$386,471	$4,054,610
Dividends reinvested	1,216,755	-	128,161	-
Shares redeemed	(2,129,403)	(3,512,313)	(1,153,459)	(5,867,902)
Net increase (decrease)	$2,319,036	$7,740,689	$(638,827)	$(1,813,292)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Opportunities (Number of Shares)
Shares sold	761,487	1,036,073	168,479	733,927	83,761	329,723
Shares issued in merger	-	7,257,045	-	13,295,946	-	5,847,535
Shares redeemed	(1,712,984)	(1,584,581)	(2,736,169)	(1,932,970)	(1,709,173)	(1,727,198)
Net increase (decrease) in shares outstanding	(951,497)	6,708,537	(2,567,690)	12,096,903	(1,625,412)	4,450,060
MidCap Opportunities ($)
Shares sold	$8,917,692	$11,933,398	$1,919,978	$8,169,093	$943,468	$3,570,794
Shares issued in merger	-	90,057,643	-	158,660,384	-	69,438,190
Shares redeemed	(20,055,661)	(18,290,662)	(30,803,978)	(21,648,477)	(19,115,772)	(19,175,206)
Net increase (decrease)	$(11,137,969)	$83,700,379	$(28,884,000)	$145,181,000	$(18,172,304)	$53,833,778

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Opportunities (Number of Shares)
Shares sold	32,492	137,735	2,513	295,722
Shares issued in merger	-	4,319,450	-	17,144
Shares redeemed	(14,345)	(5,294,804)	(28,902)	(390,135)
Net increase (decrease) in shares outstanding	18,147	(837,619)	(26,389)	(77,269)
MidCap Opportunities ($)
Shares sold	$387,678	$1,697,334	$29,182	$3,125,007
Shares issued in merger	-	54,791,843	-	214,426
Shares redeemed	(174,631)	(64,078,651)	(335,084)	(4,152,761)
Net increase (decrease)	$213,047	$(7,589,474)	$(305,902)	$(813,328)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Opportunities (Number of Shares)
Shares sold	709,123	1,922,887	42,965	324,368	23,097	110,776
Shares redeemed	(1,074,212)	(3,854,778)	(1,065,657)	(1,650,166)	(394,572)	(1,121,973)
Net increase (decrease) in shares outstanding	(365,089)	(1,931,891)	(1,022,692)	(1,325,798)	(371,475)	(1,011,197)
SmallCap Opportunities ($)
Shares sold	$15,788,738	$41,773,565	$882,557	$6,706,707	$464,323	$2,424,180
Shares redeemed	(23,735,242)	(80,177,493)	(21,785,610)	(33,798,668)	(8,024,914)	(22,678,422)
Net increase (decrease)	$(7,946,504)	$(38,403,928)	$(20,903,053)	$(27,091,961)	$(7,560,591)	$(20,254,242)
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Opportunities (Number of Shares)
Shares sold	66,536	186,283	-	1,160
Shares redeemed	(52,813)	(145,691)	(7,358)	(30,438)
Net increase (decrease) in shares outstanding	13,723	40,592	(7,358)	(29,278)
SmallCap Opportunities ($)
Shares sold	$1,501,064	$4,182,902	$-	$28,326
Shares redeemed	(1,176,441)	(3,235,935)	(161,769)	(651,974)
Net increase (decrease)	$324,623	$946,967	$(161,769)	$(623,648)
	Class A Shares			Class B Shares	Class C Shares	Class O
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	August 25, 2004(1) to November 30, 2004	September 15, 2004(1) to November 30, 2004
Financial Services (Number of Shares)
Shares sold	246,320	455,137	143,236	368,220	116	40,941
Dividends reinvested	416,930	277,726	281,714	192,903	8	2,154
Shares redeemed	(645,481)	(1,417,033)	(669,976)	(1,350,445)	-	(5,238)
Net increase (decrease) in shares outstanding	17,769	(684,170)	(245,026)	(789,322)	124	37,857
Financial Services ($)
Shares sold	$5,462,060	$9,841,082	$3,136,133	$7,767,033	$2,522	$922,895
Dividends reinvested	9,134,930	5,632,245	6,101,924	3,886,990	182	47,107
Shares redeemed	(14,283,946)	(30,228,337)	(14,640,566)	(28,619,770)	-	(117,094)
Net increase (decrease)	$313,044	$(14,755,010)	$(5,402,509)	$(16,965,747)	$2,704	$852,908

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004
LargeCap Value (Number of Shares)
Shares sold	998,189	518,761	413,099	283,191	493,764	400,925
Dividends reinvested	14,581	-	4,783	-	6,111	-
Shares redeemed	(87,531)	(28,776)	(20,073)	(12,978)	(27,131)	(6,833)
Net increase in shares outstanding	925,239	489,985	397,809	270,213	472,744	394,092
LargeCap Value ($)
Shares sold	$9,803,063	$5,037,124	$4,039,690	$2,755,909	$4,796,388	$3,887,843
Dividends reinvested	149,894	-	48,999	-	62,641	-
Shares redeemed	(866,916)	(274,359)	(195,910)	(124,117)	(261,156)	(65,883)
Net increase	$9,086,041	$4,762,765	$3,892,779	$2,631,792	$4,597,873	$3,821,960
	Class I Shares
	August 2, 2004(1) to November 30, 2004
LargeCap Value (Number of Shares)
Shares sold	257,733
Dividends reinvested	3,887
Shares redeemed	-
Net increase in shares outstanding	261,620
LargeCap Value ($)
Shares sold	$2,500,000
Dividends reinvested	39,923
Shares redeemed	-
Net increase	$2,539,923
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MagnaCap (Number of Shares)
Shares sold	1,007,491	2,598,002	127,846	715,715	26,553	263,235
Shares issued in merger	-	14,679,883	-	443,560	-	235,540
Dividends reinvested	301,850	203,397	6,892	-	1,810	-
Shares redeemed	(2,579,765)	(5,008,192)	(1,089,709)	(1,805,792)	(245,138)	(315,710)
Net increase (decrease) in shares outstanding	(1,270,424)	12,473,090	(954,971)	(646,517)	(216,775)	183,065
MagnaCap ($)
Shares sold	$10,456,168	$25,810,263	$1,286,003	$7,106,156	$268,486	$2,618,410
Shares issued in merger	-	141,208,171	-	4,106,720	-	2,182,353
Dividends reinvested	3,192,414	1,893,245	68,642	-	18,047	-
Shares redeemed	(26,904,590)	(49,598,073)	(10,937,153)	(17,200,575)	(2,487,389)	(2,831,500)
Net increase (decrease)	$(13,256,008)	$119,313,606	$(9,582,508)	$(5,987,699)	$(2,200,856)	$1,969,263

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class I Shares		Class M Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MagnaCap (Number of Shares)
Shares sold	221,490	-	1,636	30,375	-	-
Shares issued in merger	-	2	-	-	-	807
Dividends reinvested	1,995	12	1,533	506	-	4,830
Shares redeemed	(14,363)	(2)	(78,720)	(369,836)	(814)	(847,215)
Net increase (decrease) in shares outstanding	209,122	12	(75,551)	(338,955)	(814)	(841,578)
MagnaCap ($)
Shares sold	$2,294,178	$-	$16,713	$275,418	$-	$-
Shares issued in merger	-	18	-	-	-	7,766
Dividends reinvested	21,582	111	15,813	4,431	-	42,987
Shares redeemed	(152,409)	(21)	(805,860)	(3,437,895)	(8,444)	(7,712,659)
Net increase (decrease)	$2,163,351	$108	$(773,334)	$(3,158,046)	$(8,444)	$(7,661,906)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Value (Number of Shares)
Shares sold	3,579,577	4,389,175	945,597	1,916,154	1,434,397	1,895,746
Dividends reinvested	385,030	-	214,551	-	213,558	-
Shares redeemed	(2,304,605)	(1,100,635)	(340,795)	(323,780)	(306,631)	(534,781)
Net increase in shares outstanding	1,660,002	3,288,540	819,353	1,592,374	1,341,324	1,360,965
MidCap Value ($)
Shares sold	$41,280,708	$47,731,690	$10,710,789	$20,528,670	$16,189,607	$20,537,186
Dividends reinvested	4,301,356	-	2,360,063	-	2,349,128	-
Shares redeemed	(25,637,914)	(12,000,827)	(3,790,654)	(3,379,087)	(3,450,323)	(5,326,519)
Net increase	$19,944,150	$35,730,863	$9,280,198	$17,149,583	$15,088,412	$15,210,667
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Value (Number of Shares)
Shares sold	-	167,376	-	-
Dividends reinvested	13,266	-	135	-
Shares redeemed	(11,385)	(5,110)	-	-
Net increase in shares outstanding	1,881	162,266	135	-
MidCap Value ($)
Shares sold	$-	$1,880,019	$-	$-
Dividends reinvested	153,787	-	1,507	-
Shares redeemed	(135,498)	(58,828)	-	-
Net increase	$18,289	$1,821,191	$1,507	$-

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Value (Number of Shares)
Shares sold	4,168,645	2,394,934	534,967	752,515	1,306,443	1,373,071
Dividends reinvested	324,833	83,905	98,206	55,029	137,839	50,521
Shares redeemed	(1,343,277)	(409,889)	(149,120)	(201,315)	(274,000)	(455,949)
Net increase in shares outstanding	3,150,201	2,068,950	484,053	606,229	1,170,282	967,643
SmallCap Value ($)
Shares sold	$55,188,734	$30,977,651	$7,025,405	$9,220,990	$17,041,617	$17,186,034
Dividends reinvested	4,281,297	940,575	1,271,774	611,375	1,783,641	560,781
Shares redeemed	(17,838,218)	(5,024,204)	(1,908,851)	(2,376,307)	(3,537,268)	(5,504,573)
Net increase	$41,631,813	$26,894,022	$6,388,328	$7,456,058	$15,287,990	$12,242,242
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Value (Number of Shares)
Shares sold	205	13,396	370	4,134
Dividends reinvested	2,260	1,983	303	-
Shares redeemed	-	(3,604)	-	-
Net increase in shares outstanding	2,465	11,775	673	4,134
SmallCap Value ($)
Shares sold	$2,810	$158,274	$5,000	$57,676
Dividends reinvested	29,951	22,291	4,047	-
Shares redeemed	-	(46,393)	-	-
Net increase	$32,761	$134,172	$9,047	$57,676
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Convertible (Number of Shares)
Shares sold	374,702	1,298,675	140,780	739,659	112,815	557,509
Dividends reinvested	37,842	60,283	24,184	42,820	21,723	35,305
Shares redeemed	(644,139)	(1,003,751)	(672,948)	(1,078,475)	(378,972)	(744,929)
Net increase (decrease) in shares outstanding	(231,595)	355,207	(507,984)	(295,996)	(244,434)	(152,115)
Convertible ($)
Shares sold	$6,753,786	$22,561,007	$2,780,427	$14,414,494	$2,081,591	$10,042,116
Dividends reinvested	683,419	1,052,348	481,004	813,670	402,497	627,776
Shares redeemed	(11,570,432)	(17,665,114)	(13,314,403)	(20,919,881)	(6,982,232)	(13,528,070)
Net increase (decrease)	$(4,133,227)	$5,948,241	$(10,052,972)	$(5,691,717)	$(4,498,144)	$(2,858,178)
	Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Convertible (Number of Shares)
Shares sold	704	27,805
Dividends reinvested	2,542	5,192
Shares redeemed	(27,818)	(108,400)
Net increase (decrease) in shares outstanding	(24,572)	(75,403)
Convertible ($)
Shares sold	$12,150	$481,790
Dividends reinvested	44,534	87,716
Shares redeemed	(483,033)	(1,846,310)
Net increase (decrease)	$(426,349)	$(1,276,804)

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Equity and Bond (Number of Shares)
Shares sold	106,090	887,579	108,252	437,744	7,269	141,155
Dividends reinvested	13,886	53,776	2,096	15,763	2,345	13,925
Shares redeemed	(349,668)	(1,045,795)	(290,619)	(782,074)	(132,365)	(285,420)
Net increase (decrease) in shares outstanding	(229,692)	(104,440)	(180,271)	(328,567)	(122,751)	(130,340)
Equity and Bond ($)
Shares sold	$1,325,834	$10,932,304	$1,459,661	$5,924,840	$86,354	$1,627,156
Dividends reinvested	174,303	644,730	28,384	201,540	28,101	158,421
Shares redeemed	(4,360,582)	(13,177,888)	(3,908,740)	(10,424,076)	(1,570,483)	(3,316,399)
Net increase (decrease)	$(2,860,445)	$(1,600,854)	$(2,420,695)	$(4,297,696)	$(1,456,028)	$(1,530,822)
	Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Equity and Bond (Number of Shares)
Shares sold	1,836	22,261
Dividends reinvested	169	556
Shares redeemed	(5,240)	(15,787)
Net increase (decrease) in shares outstanding	(3,235)	7,030
Equity and Bond ($)
Shares sold	$22,904	$266,462
Dividends reinvested	2,104	6,646
Shares redeemed	(65,292)	(192,188)
Net increase (decrease)	$(40,284)	$80,920
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Real Estate (Number of Shares)
Shares sold	1,296,961	1,380,337	61,751	166,580	49,705	292,977
Dividends reinvested	185,743	43,360	13,596	3,900	15,446	12,292
Shares redeemed	(82,888)	(213,905)	(14,977)	(28,211)	(35,006)	(112,603)
Net increase (decrease) in shares outstanding	1,399,816	1,209,792	60,370	142,269	30,145	192,666
Real Estate ($)
Shares sold	$17,848,353	$16,994,026	$849,451	$2,087,459	$688,996	$3,611,743
Dividends reinvested	2,584,373	538,693	189,646	48,871	220,956	154,981
Shares redeemed	(1,121,002)	(2,582,779)	(204,720)	(344,880)	(483,364)	(1,396,621)
Net increase (decrease)	$19,311,724	$14,949,940	$834,377	$1,791,450	$426,588	$2,370,103
	Class I Shares		Class O
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	September 15, 2004(1) to November 30, 2004
Real Estate (Number of Shares)
Shares sold	1,082,086	4,052,833	292,138
Dividends reinvested	665,515	735,129	14,205
Shares redeemed	(829,154)	(3,565,560)	(23,335)
Net increase (decrease) in shares outstanding	918,447	1,222,402	283,008
Real Estate ($)
Shares sold	$15,222,356	$51,206,192	$4,156,760
Dividends reinvested	9,638,943	9,236,584	198,427
Shares redeemed	(11,434,487)	(45,266,438)	(338,564)
Net increase (decrease)	$13,426,812	$15,176,338	$4,016,623

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 11 - SECURITIES LENDING

Under an agreement with The Bank of New York ("BNY"), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At November 30, 2004, the Funds had securities on loan with the following market values:

	Value of Securities Loaned	Value of Collateral
Disciplined LargeCap	$369,244	$379,129
LargeCap Growth	33,248,005	34,202,610
MidCap Opportunities	42,247,835	43,961,923
SmallCap Opportunities	38,383,888	39,670,466
MidCap Value	23,864,087	25,264,576
SmallCap Value	31,965,747	34,093,573
Convertible	52,558,629	53,943,311
Real Estate	8,856,992	9,043,070

NOTE 12 - WHEN ISSUED SECURITIES

The Equity and Bond Fund, at times, may purchase FNMA/GNMA certificates on a delayed delivery, forward or when-issued basis with payment and delivery often taking place a month or more after the initiation of the transaction. It is the Fund's policy to record when-issued FNMA/GNMA certificates (and the corresponding obligation to pay for the securities) at the time the purchase commitment becomes fixed - generally on the trade date. It is also the Fund's policy to segregate assets to cover its commitments for when-issued securities on trade date.

NOTE 13 - FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, organizational and offering expenses, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders were as follows:

	Six Months Ended November 30, 2004
	Ordinary	Long-Term
	Income	Capital Gains
LargeCap Growth	$8,477,756	$-
Financial Services	657,821	20,290,967
LargeCap Value	132,790	251,668
SmallCap Value	-	9,699,163
Convertible	2,503,049	-
Equity and Bond	305,502	-
Real Estate	3,676,059	14,759,993
	Year Ended May 31, 2004
	Ordinary Income	Long-Term Capital Gains
Financial Services	$697,897	$12,536,310
MagnaCap	2,245,213	-
SmallCap Value	536,307	2,285,376
Convertible	4,038,953	-
Equity and Bond	1,362,049	-
Real Estate(1)	8,704,727	6,564,687

(1) Composition of dividends and distributions presented herein differ from final amounts based on the Fund's tax year end of December 31, 2003.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 13 - FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2004:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Post October Losses Deferred	Capital Loss Carryforwards	Expiration Dates
LargeCap Growth	$-	$-	$51,263,561	$-	$(129,467,771)	2009
					(140,176,886)	2010
					(117,098,211)	2011
					$(386,742,868)*
MidCap Opportunities	-	-	74,959,819	-	$(133,027,987)	2008
					(94,142,180)	2009
					(21,217,297)	2010
					(9,824,346)	2011
					$(258,211,810)*
SmallCap Opportunities	-	-	61,768,589	-	$(1,017,516)	2008
					(74,206,071)	2009
					(106,886,755)	2010
					(167,319,500)	2011
					$(349,429,842)*
Disciplined LargeCap	-	-	4,324,900	-	$(1,279,041)	2008
					(7,339,303)	2009
					(10,480,954)	2010
					(24,371,998)	2011
					(6,531,058)	2012
					$(50,002,354)
Financial Services		2,075,255	15,819,260	44,318,646	-	$-
LargeCap Value		54,520	-	(107,145)	-	$-
MagnaCap	1,364,430	-	48,726,275	(309,679)	$(10,576,002)	2011
					(58,933,684)	2012
					$(69,509,686)
MidCap Value		3,838,510	2,707,472	1,618,665	-	$-
SmallCap Value		3,161,587	3,491,699	5,237,983	-	$-
Convertible	1,813,064	-	14,601,092	-	$(65,571,008)	2010
					(15,497,044)	2011
					$(81,068,052)
Equity and Bond	109,754	-	2,551,909	(1,260)	$(2,058,681)	2010
					(4,569,236)	2011
					(8,878,256)	2012
					$(15,506,173)
Real Estate(1)		-	-	30,275,162	-	$-

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

(1) As of the Fund's tax year ended December 31, 2003.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 14 - ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Funds' Board, the following securities have been deemed to be illiquid. The Funds currently limit investment in illiquid securities to 15% of the Fund's net assets, at market value, at time of purchase.

Fund	Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Convertible	WinStar Communications, Inc.	51,932	11/6/98	$2,364,096	$5	0.00%
Equity and Bond	Dayton Superior Corp.	400	8/31/01	7,446	4	0.00%
	Iridium World Comm	500	8/31/01	50,507	-	0.00%
	North Atlantic Trading Co.	1,209	8/31/01	12	1	0.00%
	WinStar Communications, Inc.	500,000	1/10/01	386,500	50	0.00%
				$444,465	$55	0.00%

NOTE 15 - REORGANIZATION

On November 8, 2003, MagnaCap as listed below ("Acquiring Fund"), acquired the assets and certain liabilities of the ING Large Company Value Fund, also listed below ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 - Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquiring Fund	Acquired Funds	Total net assets of Acquired Fund (000's)	Total net assets of Acquiring Fund (000's)	Acquired Fund unrealized appreciation (000's)	Conversion Ratio
MagnaCap	ING Large Company Value Fund	$147,505	$230,749	$9,420	1.40

The net assets of MagnaCap after the acquisition were approximately $378,254,371.

On April 17, 2004, MidCap Opportunities as listed below ("Acquiring Fund"), acquired the assets and certain liabilities of the ING Growth + Value Fund and the ING Growth Opportunities Fund, also listed below ("Acquired Funds"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 - Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquiring Fund	Acquired Funds	Total net assets of Acquired Fund (000's)	Total net assets of Acquiring Fund (000's)	Acquired Fund unrealized appreciation (000's)	Conversion Ratio
MidCap Opportunities	ING Growth + Value Fund	$196,927	$173,487	$36,128	0.79
MidCap Opportunities	ING Growth Opportunities Fund	176,236	173,487	35,037	1.10

The net assets of MidCap Opportunities after the acquisition were approximately $546,649,969.

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•  ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 17 - SUBSEQUENT EVENTS

Effective January 1, 2005, the expense limitations for Disciplined LargeCap, MidCap Opportunities, SmallCap Opportunities, Convertible and Equity and Bond will be lowered based on the following tables:

	Class A	Class B	Class C	Class I	Class Q
Disciplined Large Cap	1.36%	2.11%	2.11%	1.11%	N/A
MidCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
SmallCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
Convertible	1.33%	2.08%	2.08%	N/A	1.33%
Equity and Bond	1.36%	2.11%	2.11%	N/A	1.36%

These expense limitation agreements are for the period beginning January 1, 2005 through December 31, 2005.

Effective January 1, 2005, ING Funds Distributor, LLC has contractually agreed to waive 0.05% of the Distribution Fee for Class A shares of Disciplined LargeCap, MidCap Opportunities and SmallCap Opportunities and 0.10% of the Distribution Fee for Class A shares of Convertible and Equity and Bond. The fee waiver is for the period beginning January 1, 2005 through December 31, 2005.

  PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.1%
		Aerospace/Defense: 2.8%
9,700		Boeing Co.	$519,629
3,350		General Dynamics Corp.	363,006
8,000		Raytheon Co.	322,720
2,200		United Technologies Corp.	214,676
			1,420,031
		Agriculture: 1.3%
8,850		Altria Group, Inc.	508,786
3,691		UST, Inc.	162,515
			671,301
		Apparel: 1.4%
4,200	@	Coach, Inc.	209,328
4,150		Nike, Inc.	351,339
2,500		VF Corp.	134,975
			695,642
		Auto Manufacturers: 1.3%
25,650		Ford Motor Co.	363,717
3,600		PACCAR, Inc.	281,160
			644,877
		Banks: 5.5%
17,750		Bank of America Corp.	821,292
3,700		Comerica, Inc.	227,550
8,400		KeyCorp	279,636
9,634		National City Corp.	357,229
8,250		U.S. Bancorp	244,448
7,050		Wachovia Corp.	364,837
7,450		Wells Fargo & Co.	460,186
			2,755,178
		Beverages: 2.3%
10,600		Coca-Cola Co.	416,686
15,150		PepsiCo, Inc.	756,137
			1,172,823
		Biotechnology: 0.2%
1,800	@	Amgen, Inc.	108,072
			108,072
		Chemicals: 1.6%
4,100		Dow Chemical Co.	206,927
4,700		E.I. du Pont de Nemours & Co.	213,004
3,750		PPG Industries, Inc.	253,013
3,300		Sherwin-Williams Co.	147,180
			820,124
		Commercial Services: 0.5%
2,600		Equifax, Inc.	71,812
3,400		H&R Block, Inc.	162,180
			233,992
		Computers: 6.0%
5,900	@	Apple Computer, Inc.	395,595
21,200	@	Dell, Inc.	859,024
13,237		Hewlett-Packard Co.	264,740
12,550		International Business Machines Corp.	1,182,711
12,700	@,X	Seagate Technology	0
61,600	@	Sun Microsystems, Inc.	341,880
			3,043,950

Shares			Value
		Cosmetics/Personal Care: 3.1%
11,800		Gillette Co.	$513,182
19,800		Procter & Gamble Co.	1,058,904
			1,572,086
		Distribution/Wholesale: 0.6%
3,800		Genuine Parts Co.	164,958
1,950		W.W. Grainger, Inc.	120,627
			285,585
		Diversified Financial Services: 6.2%
5,650		American Express Co.	314,762
4,050		Capital One Financial Corp.	318,249
4,850		CIT Group, Inc.	207,338
21,850		Citigroup, Inc.	977,787
10,150		Countrywide Financial Corp.	337,081
4,250		Fannie Mae	291,975
4,250		Lehman Brothers Holdings, Inc.	356,064
4,100		Merrill Lynch & Co., Inc.	228,411
6,000	@	Providian Financial Corp.	96,300
			3,127,967
		Electric: 2.8%
11,700	@	AES Corp.	143,208
3,700		Constellation Energy Group, Inc.	161,690
12,550		Duke Energy Corp.	317,264
6,500		Edison Intl.	207,350
2,500		Exelon Corp.	104,275
3,565		PPL Corp.	185,202
4,450		TXU Corp.	279,549
			1,398,538
		Electronics: 0.2%
3,350	@	Thermo Electron Corp.	101,338
			101,338
		Food: 0.8%
3,350		SUPERVALU, Inc.	105,827
4,428		Wm. Wrigley Jr. Co.	304,646
			410,473
		Forest Products and Paper: 0.8%
1,900		Louisiana-Pacific Corp.	46,493
1,050		Temple-Inland, Inc.	62,570
4,500		Weyerhaeuser Co.	297,000
			406,063
		Gas: 0.3%
4,550	L	Sempra Energy	168,259
			168,259
		Hand/Machine Tools: 0.3%
1,700		Black & Decker Corp.	142,953
			142,953
		Healthcare-Products: 3.6%
5,100		Becton Dickinson & Co.	279,378
21,450		Johnson & Johnson	1,293,864
5,350		Medtronic, Inc.	257,068
			1,830,310

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services: 3.2%
2,750		Aetna, Inc.	$325,903
3,250	@	Humana, Inc.	80,665
7,050		UnitedHealth Group, Inc.	584,092
2,750	@	WellPoint Health Networks, Inc.	344,025
2,750	@	WellPoint, Inc.	278,658
			1,613,343
		Household Products/Wares: 0.5%
4,700		Clorox Co.	259,064
			259,064
		Insurance: 6.1%
19,050		American International Group, Inc.	1,206,817
3,700		Chubb Corp.	281,977
3,200		CIGNA Corp.	224,064
3,600		Lincoln National Corp.	165,672
3,959		Loews Corp.	276,774
10,150		MetLife, Inc.	395,849
7,750		Prudential Financial, Inc.	379,362
2,950		Safeco Corp.	142,987
			3,073,502
		Internet: 1.8%
2,800	@	eBay, Inc.	314,860
5,450	@	Symantec Corp.	347,765
5,850	@	Yahoo!, Inc.	220,077
			882,702
		Iron/Steel: 0.2%
2,300		United States Steel Corp.	120,428
			120,428
		Leisure Time: 0.4%
2,700		Carnival Corp.	143,127
3,100		Sabre Holdings Corp.	71,548
			214,675
		Lodging: 0.5%
4,600		Marriott Intl., Inc.	261,510
			261,510
		Machinery-Diversified: 0.2%
1,000		Cummins, Inc.	79,620
			79,620
		Media: 2.3%
9,800	@	Comcast Corp.	294,392
3,500		McGraw-Hill Cos., Inc.	307,055
19,550	@	Time Warner, Inc.	346,231
8,700		Walt Disney Co.	233,856
			1,181,534
		Mining: 0.4%
2,100		Phelps Dodge Corp.	203,973
			203,973
		Miscellaneous Manufacturing: 5.0%
3,500		3M Co.	278,565
6,050	L	Eastman Kodak Co.	197,896
45,100		General Electric Co.	1,594,736
4,200		Honeywell International, Inc.	148,386
8,700	@@	Tyco Intl. Ltd.	295,539
			2,515,122

Shares			Value
		Oil and Gas: 8.8%
3,950		Anadarko Petroleum Corp.	$274,920
6,200		Burlington Resources, Inc.	287,742
15,350		ChevronTexaco Corp.	838,110
2,678		ConocoPhillips	243,671
7,200		Devon Energy Corp.	298,224
36,400	S	Exxon Mobil Corp.	1,865,499
1,650		Sunoco, Inc.	136,224
5,100		Unocal Corp.	234,804
4,800		Valero Energy Corp.	224,592
			4,403,786
		Pharmaceuticals: 4.7%
6,950		Abbott Laboratories	291,622
2,450		AmerisourceBergen Corp.	144,403
8,250	@	Caremark Rx, Inc.	295,020
5,050		Eli Lilly & Co.	269,317
9,650		Merck & Co., Inc.	270,393
32,390		Pfizer, Inc.	899,470
5,500		Wyeth	219,285
			2,389,510
		Pipelines: 0.1%
10,850	@,L	Dynegy, Inc.	61,303
			61,303
		Retail: 8.8%
4,300		Circuit City Stores, Inc.	67,037
7,450		Costco Wholesale Corp.	362,070
15,100		Gap, Inc.	329,935
18,450		Home Depot, Inc.	770,288
6,150		J.C. Penney Co., Inc. Holding Co.	237,390
10,000	@	Limited Brands, Inc.	244,400
15,250		McDonald's Corp.	468,785
9,300		Staples, Inc.	296,763
6,450	@	Starbucks Corp.	362,877
3,800		Target Corp.	194,636
5,350	@	Toys R US, Inc.	103,469
18,350		Wal-Mart Stores, Inc.	955,300
			4,392,950
		Semiconductors: 1.2%
26,750		Intel Corp.	597,863
			597,863
		Software: 4.7%
2,650	@	Autodesk, Inc.	173,337
5,100	@	BMC Software, Inc.	94,758
10,000	@	Compuware Corp.	57,700
46,650		Microsoft Corp.	1,250,686
50,950	@	Oracle Corp.	645,027
5,100	@	Parametric Technology Corp.	29,835
12,050	@	Siebel Systems, Inc.	121,464
			2,372,807
		Telecommunications: 5.4%
9,200		Alltel Corp.	521,548
28,900	@	Cisco Systems, Inc.	540,719
27,250		Motorola, Inc.	524,835
7,150		Qualcomm, Inc.	297,583
20,050		Verizon Communications, Inc.	826,661
			2,711,346

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares		Value
	Transportation: 2.2%
4,150	FedEx Corp.	$394,375
8,000	Norfolk Southern Corp.	274,640
5,000	United Parcel Service, Inc.	420,750
		1,089,765
	Total Common Stock (Cost $45,032,128)	49,434,365
Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.6%

	Repurchase Agreement: 1.8%
$902,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $902,052 to be received upon repurchase (Collateralized by $870,000 Federal Home Loan Mortgage Corporation, 5.500%, Market Value plus accrued interest $920,569, due 07/15/06)		902,000
	Total Repurchase Agreement (Cost $902,000)		902,000
	Securities Lending Collateralcc: 0.8%
379,129	The Bank of New York Institutional Cash Reserves Fund		379,129
	Total Securities Lending Collateral (Cost $379,129)		379,129
	Total Short-Term Investments (Cost $1,281,129)		1,281,129
	Total Investments In Securities (Cost $46,313,257)*	100.7%	$50,715,494
	Other Assets and Liabilities-Net	(0.7)	(341,100)
	Net Assets	100.0%	$50,374,394

@  Non-income producing security

@@  Foreign issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

S  Segregated assets for futures collateral.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $46,585,594. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,254,608
Gross Unrealized Depreciation	(1,124,708)
Net Unrealized Appreciation	$4,129,900

Information concerning open futures contracts for the ING Discipline LargeCap Fund at November 30, 2004 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain
S&P 500	3	$880,575	12/16/04	$648

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.2%
		Advertising: 2.2%
89,110		Omnicom Group, Inc.	$7,217,910
			7,217,910
		Aerospace/Defense: 1.0%
30,300		General Dynamics Corp.	3,283,308
			3,283,308
		Apparel: 0.0%
2,600	@	Coach, Inc.	129,584
			129,584
		Auto Parts and Equipment: 1.0%
51,370		Johnson Controls, Inc.	3,154,118
			3,154,118
		Biotechnology: 0.8%
44,130	@	Genzyme Corp.	2,471,721
			2,471,721
		Commercial Services: 7.5%
142,970	@,@@	Accenture Ltd. - Class A	3,708,642
208,940	@,L	Apollo Group, Inc.	16,652,517
46,110		Moody's Corp.	3,723,383
			24,084,542
		Computers: 10.7%
327,290	@	Dell, Inc.	13,261,791
37,130	@	Lexmark Intl., Inc.	3,152,337
203,510	@,@@	Research In Motion Ltd.	18,106,285
			34,520,413
		Cosmetics/Personal Care: 1.8%
131,430		Gillette Co.	5,715,891
			5,715,891
		Distribution/Wholesale: 3.0%
148,690		CDW Corp.	9,771,907
			9,771,907
		Diversified Financial Services: 11.4%
40,680		Capital One Financial Corp.	3,196,634
136,570		Citigroup, Inc.	6,111,508
472,388		Countrywide Financial Corp.	15,688,006
74,400		Franklin Resources, Inc.	4,882,872
97,170		Freddie Mac	6,632,824
			36,511,844
		Healthcare-Products: 7.7%
225,100		Guidant Corp.	14,593,233
209,800		Medtronic, Inc.	10,080,890
			24,674,123
		Home Builders: 0.9%
67,900		Lennar Corp.	3,050,747
			3,050,747
		Insurance: 0.5%
17,160		Progressive Corp.	1,561,388
			1,561,388

Shares			Value
		Internet: 9.6%
127,210	@,L	eBay, Inc.	$14,304,765
436,550	@	Yahoo!, Inc.	16,423,011
			30,727,776
		Media: 2.9%
254,040	@,L	XM Satellite Radio Holdings, Inc.	9,376,616
			9,376,616
		Miscellaneous Manufacturing: 3.7%
74,770		Danaher Corp.	4,252,918
211,760		General Electric Co.	7,487,833
			11,740,751
		Oil and Gas: 1.2%
70,050	@@	Petro-Canada	3,999,855
			3,999,855
		Pharmaceuticals: 11.1%
141,880		Abbott Laboratories	5,953,285
283,300	@,@@,L	AstraZeneca PLC ADR	11,159,186
109,500	@,@@,L	Elan Corp. PLC ADR	2,890,800
134,550		Eli Lilly & Co.	7,175,552
39,840	@	Forest Laboratories, Inc.	1,552,565
81,680	@	Gilead Sciences, Inc.	2,814,693
221,220		Schering-Plough Corp.	3,948,777
			35,494,858
		Retail: 5.1%
81,680	@,L	Autozone, Inc.	6,991,808
85,890		Best Buy Co., Inc.	4,842,478
56,660		Lowe's Cos., Inc.	3,134,998
39,100	L	PETsMART, Inc.	1,339,957
			16,309,241
		Semiconductors: 1.8%
186,850	L	Xilinx, Inc.	5,833,457
			5,833,457
		Software: 10.7%
242,960	@,L	Electronic Arts, Inc.	11,880,744
258,700		First Data Corp.	10,629,983
305,990		Microsoft Corp.	8,203,592
38,760	@,L	Pixar, Inc.	3,514,369
			34,228,688
		Telecommunications: 3.6%
68,860	@,@@	America Movil SA de CV ADR	3,216,451
445,670	@	Cisco Systems, Inc.	8,338,485
			11,554,936
		Total Common Stock (Cost $259,342,091)	315,413,674

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.7%
	Securities Lending Collateralcc: 10.7%
$34,202,610	The Bank of New York
	Institutional Cash
	Reserves Fund		$34,202,610
	Total Short-Term Investments (Cost $34,202,610)		34,202,610
	Total Investments In Securities (Cost $293,544,701)*	108.9%	$349,616,284
	Other Assets and Liabilities-Net	(8.9)	(28,459,421)
	Net Assets	100.0%	$321,156,863

@  Non-income producing security

@@  Foreign issuer

ADR  American Depositary Receipt

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $303,679,987. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$51,664,500
Gross Unrealized Depreciation	(5,728,203)
Net Unrealized Appreciation	$45,936,297

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.8%
		Advertising: 0.6%
42,200	@	Getty Images, Inc.	$2,458,150
			2,458,150
		Apparel: 3.1%
172,500	@	Coach, Inc.	8,597,400
109,500		Polo Ralph Lauren Corp.	4,313,205
			12,910,605
		Auto Parts and Equipment: 1.2%
98,800	L	BorgWarner Inc	4,945,928
			4,945,928
		Banks: 0.5%
32,600		Zions Bancorporation	2,167,900
			2,167,900
		Biotechnology: 3.3%
197,520	@	Celgene Corp.	5,415,998
85,000	@	Charles River Laboratories Intl., Inc.	3,973,750
97,200	@,L	Millipore Corp.	4,735,584
			14,125,332
		Building Materials: 1.2%
130,500	@	American Standard Cos., Inc.	5,081,670
			5,081,670
		Coal: 1.4%
72,900		Peabody Energy Corp.	6,050,700
			6,050,700
		Commercial Services: 4.8%
120,300	@	Alliance Data Systems Corp.	5,160,870
100,000	@	CoStar Group, Inc.	4,380,000
133,200	@	Education Management Corp.	4,414,248
156,061	@	Laureate Education, Inc.	6,147,243
			20,102,361
		Computers: 3.5%
63,100	@	Anteon Intl. Corp.	2,335,962
121,600	@	CACI Intl., Inc.	7,555,008
140,700	@,L	palmOne, Inc.	4,930,128
			14,821,098
		Distribution/Wholesale: 1.1%
135,056		Hughes Supply, Inc.	4,440,641
			4,440,641
		Diversified Financial Services: 1.4%
414,100	@	Ameritrade Holding Corp.	5,768,413
			5,768,413
		Electrical Components and Equipment: 1.0%
129,700		Ametek, Inc.	4,238,596
			4,238,596
		Electronics: 2.7%
88,000	@,L	Arrow Electronics, Inc.	2,158,640
66,250	@	Benchmark Electronics, Inc.	2,322,063
147,000	@	Waters Corp.	6,859,020
			11,339,723

Shares			Value
		Hand/Machine Tools: 0.5%
48,200		Stanley Works	$2,253,832
			2,253,832
		Healthcare-Products: 8.2%
90,000	@	Gen-Probe, Inc.	3,591,000
120,400	@	Inamed Corp.	6,459,460
151,200	@,L	Patterson Cos., Inc.	6,178,032
185,830	@	St. Jude Medical, Inc.	7,087,556
130,400	@,L	Varian Medical Systems, Inc.	5,487,232
70,000	@	Zimmer Holdings, Inc.	5,712,000
			34,515,280
		Healthcare-Services: 6.1%
22,800		Aetna, Inc.	2,702,028
88,450	@	Amsurg Corp.	2,274,050
184,500	@	Community Health Systems, Inc.	5,101,425
47,300	L	Quest Diagnostics, Inc.	4,434,375
320,000		Select Medical Corp.	5,584,000
114,800	@	WellChoice, Inc.	5,624,052
			25,719,930
		Home Furnishings: 2.1%
72,000		Harman Intl. Industries, Inc.	8,845,200
			8,845,200
		Household Products/Wares: 1.1%
150,600	@,L	Yankee Candle Co., Inc.	4,587,276
			4,587,276
		Insurance: 2.5%
26,700		AMBAC Financial Group, Inc.	2,171,511
74,500	L	MBIA, Inc.	4,467,020
96,700	@	Proassurance Corp.	3,776,135
			10,414,666
		Internet: 2.6%
332,800	@,L	Akamai Technologies, Inc.	4,309,760
78,400	@,L	Ask Jeeves, Inc.	2,025,856
402,100	@	TIBCO Software, Inc.	4,624,150
			10,959,766
		Iron/Steel: 1.2%
99,500		Nucor Corp.	5,263,550
			5,263,550
		Leisure Time: 1.0%
63,500		Polaris Industries, Inc.	4,184,650
			4,184,650
		Lodging: 1.3%
91,300	L	Harrah's Entertainment, Inc.	5,605,820
			5,605,820
		Machinery-Diversified: 1.8%
157,300		Rockwell Automation, Inc.	7,440,290
			7,440,290
		Miscellaneous Manufacturing: 3.5%
98,500	L	Danaher Corp.	5,602,680
70,800		Donaldson Co., Inc.	2,194,800
29,200		ITT Industries, Inc.	2,485,504
115,500		Pentair, Inc.	4,622,310
			14,905,294

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Office/Business Equipment: 0.9%
256,800	@,L	Xerox Corp.	$3,934,176
			3,934,176
		Oil and Gas: 7.7%
63,730		Apache Corp.	3,445,244
399,300		Chesapeake Energy Corp.	7,187,400
26,600		Murphy Oil Corp.	2,269,246
67,255	@,@@	Nabors Industries Ltd.	3,497,260
70,400		Patina Oil & Gas Corp.	2,337,280
348,600		Patterson-UTI Energy, Inc.	6,972,000
190,575		XTO Energy, Inc.	6,927,401
			32,635,831
		Oil and Gas Services: 1.8%
93,000		BJ Services Co.	4,712,310
50,500	@,L	Smith Intl., Inc.	3,058,785
			7,771,095
		Pharmaceuticals: 0.5%
74,300	@	MGI Pharma, Inc.	2,005,357
			2,005,357
		Retail: 12.0%
51,400	@,L	Advance Auto Parts, Inc.	2,120,764
159,550		Applebees Intl., Inc.	4,100,435
159,100	@,L	Chico's FAS, Inc.	6,141,260
279,400		Foot Locker, Inc.	7,258,812
240,200	L	Michaels Stores, Inc.	6,564,666
88,700	L	MSC Industrial Direct Co.	3,159,494
93,100	@	Pacific Sunwear of California, Inc.	2,067,751
58,700	@,L	Panera Bread Co.	2,344,478
158,600	L	PETsMART, Inc.	5,435,222
102,000		Regis Corp.	4,554,300
255,000	@	Sonic Corp.	7,438,350
			51,185,532
		Savings and Loans: 2.7%
130,700		Independence Community Bank Corp.	5,552,136
274,400	L	Sovereign Bancorp, Inc.	5,995,640
			11,547,776
		Semiconductors: 1.8%
91,500	@,L	Altera Corp.	2,075,220
141,800	L	Linear Technology Corp.	5,411,088
			7,486,308
		Software: 5.5%
147,500		Adobe Systems, Inc.	8,932,600
147,800	@,L	Avid Technology, Inc.	8,434,946
99,900	@	Dun & Bradstreet Corp.	5,930,064
			23,297,610
		Telecommunications: 2.3%
328,400	@,L	Comverse Technology, Inc.	6,985,068
118,600	@	Polycom, Inc.	2,708,824
			9,693,892
		Textiles: 2.0%
97,200	@	Mohawk Industries, Inc.	8,524,440
			8,524,440

Shares			Value
		Transportation: 2.9%
66,100		CH Robinson Worldwide, Inc.	$3,552,875
97,900	@,L	Forward Air Corp.	4,537,665
102,250		J.B. Hunt Transport Services, Inc.	4,110,450
			12,200,990
		Total Common Stock (Cost $320,035,411)	413,429,678
Principal Amount			Value

SHORT-TERM INVESTMENTS: 12.6%

	Repurchase Agreement: 2.2%
$9,091,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $9,091,520 to be received upon repurchase (Collateralized by $9,290,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $9,273,453, due 11/29/06)		9,091,000
	Total Repurchase Agreement (Cost $9,091,000)		9,091,000
	Securities Lending Collateralcc: 10.4%
43,961,923	The Bank of New York Institutional Cash Reserves Fund		43,961,923
	Total Securities Lending Collateral (Cost $43,961,923)		43,961,923
	Total Short-Term Investments (Cost $53,052,923)		53,052,923
	Total Investments In Securities (Cost $373,088,334)*	110.4%	$466,482,601
	Other Assets and Liabilities-Net	(10.4)	(43,829,150)
	Net Assets	100.0%	$422,653,451

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $373,133,784. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$94,074,065
Gross Unrealized Depreciation	(725,248)
Net Unrealized Appreciation	$93,348,817

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.5%
		Banks: 5.1%
202,700	L	Southwest Bancorp of Texas, Inc.	$4,958,042
55,500	L	UCBH Holdings, Inc.	2,516,370
75,900		Westamerica Bancorporation	4,414,344
			11,888,756
		Biotechnology: 2.7%
51,400	@	Celgene Corp.	1,409,388
141,100	@,L	Integra LifeSciences Holdings Corp.	4,795,989
			6,205,377
		Commercial Services: 3.5%
72,100	@	CoStar Group, Inc.	3,157,980
45,900	@	Education Management Corp.	1,521,126
86,057	@	Laureate Education, Inc.	3,389,785
			8,068,891
		Computers: 9.1%
41,600	@	Anteon Intl. Corp.	1,540,032
79,200	@	CACI Intl., Inc.	4,920,696
162,000	@	Cognizant Technology Solutions Corp.	6,177,060
114,600		Jack Henry & Associates, Inc.	2,209,488
48,800	@	Micros Systems, Inc.	3,580,456
79,000	@,L	PalmOne, Inc.	2,768,160
			21,195,892
		Distribution/Wholesale: 3.0%
42,164		Hughes Supply, Inc.	1,386,352
173,550		SCP Pool Corp.	5,472,032
			6,858,384
		Electrical Components and Equipment: 1.1%
89,501	@	Intermagnetics General Corp.	2,637,594
			2,637,594
		Electronics: 2.4%
68,442	@,L	Benchmark Electronics, Inc.	2,398,892
22,500	@	Dionex Corp.	1,291,275
71,400	@	Measurement Specialties, Inc.	1,821,414
			5,511,581
		Entertainment: 6.0%
83,100	@,L	Penn National Gaming, Inc.	4,385,187
127,300	@	Scientific Games Corp.	3,042,470
141,922	@,L	Shuffle Master, Inc.	6,532,670
			13,960,327
		Healthcare-Products: 7.2%
78,200	@,L	Arthrocare Corp.	2,367,114
74,300	@	Gen-Probe, Inc.	2,964,570
97,800	@	Inamed Corp.	5,246,970
157,401	@,L	Kyphon, Inc.	3,787,068
63,100	@	Quinton Cardiology Systems, Inc.	646,775
43,500	@	Techne Corp.	1,616,025
12,553	@,L	TriPath Imaging, Inc.	90,131
			16,718,653

Shares			Value
		Healthcare-Services: 7.0%
214,000	@	Amsurg Corp.	$5,501,940
81,100	@	Pediatrix Medical Group, Inc.	5,052,530
152,100		Select Medical Corp.	2,654,145
77,840	@	United Surgical Partners Intl., Inc.	3,072,345
			16,280,960
		Home Builders: 1.1%
74,798	L	Thor Industries, Inc.	2,498,253
			2,498,253
		Household Products/Wares: 1.3%
97,600	@	Yankee Candle Co., Inc.	2,972,896
			2,972,896
		Insurance: 2.5%
54,900	@	Philadelphia Consolidated Holding Co.	3,746,925
50,700	@	Proassurance Corp.	1,979,835
			5,726,760
		Internet: 4.1%
181,800	@	Akamai Technologies, Inc.	2,354,310
42,200	@,L	Ask Jeeves, Inc.	1,090,448
221,200	@	TIBCO Software, Inc.	2,543,800
279,700	@	ValueClick, Inc.	3,608,130
			9,596,688
		Investment Companies: 2.6%
93,050	@,L	Ishares Russell 2000 Growth Index Fund	6,066,860
			6,066,860
		Leisure Time: 1.0%
36,600		Polaris Industries, Inc.	2,411,940
			2,411,940
		Lodging: 2.3%
95,200		Station Casinos, Inc.	5,430,208
			5,430,208
		Miscellaneous Manufacturing: 2.4%
81,800	@,L	Ceradyne, Inc.	4,040,920
24,570	@	Cuno, Inc.	1,610,072
			5,650,992
		Oil and Gas: 6.0%
83,100		Patina Oil & Gas Corp.	2,758,920
125,200	@	Southwestern Energy Co.	6,873,480
107,000	@	Unit Corp.	4,239,340
			13,871,740
		Oil and Gas Services: 1.2%
310,660	@,L	Input/Output, Inc.	2,724,488
			2,724,488
		Pharmaceuticals: 3.6%
117,000	@,L	HealthExtras, Inc.	1,868,490
84,100	@	MGI Pharma, Inc.	2,269,859
227,298	@,L	VCA Antech, Inc.	4,218,651
			8,357,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 12.6%
95,000	L	Applebees Intl., Inc.	$2,441,500
86,880	@	Chico's FAS, Inc.	3,353,568
58,600	@	Copart, Inc.	1,265,760
90,400	@	Dave & Buster's, Inc.	1,690,480
100,400	@,L	Dick's Sporting Goods, Inc.	3,614,400
48,284	@,L	GameStop Corp.	1,018,310
57,800		MSC Industrial Direct Co.	2,058,836
192,542	@	Pacific Sunwear of California, Inc.	4,276,357
31,900	@,L	Panera Bread Co.	1,274,086
72,800	@	PETCO Animal Supplies, Inc.	2,632,448
49,400		Regis Corp.	2,205,710
121,950	@	Sonic Corp.	3,557,282
			29,388,737
		Semiconductors: 1.9%
260,600	@	Silicon Image, Inc.	4,378,080
			4,378,080
		Software: 5.3%
105,100	@	Avid Technology, Inc.	5,998,057
42,300	L	Global Payments, Inc.	2,333,268
271,820	@	Witness Systems, Inc.	4,074,582
			12,405,907
		Telecommunications: 2.1%
81,044	@	Polycom, Inc.	1,851,045
146,500	@,L	Powerwave Technologies, Inc.	1,184,892
77,200	@	Tekelec	1,807,252
			4,843,189
		Transportation: 1.4%
67,820	@	Forward Air Corp.	3,143,457
			3,143,457
		Total Common Stock (Cost $151,887,763)	228,793,610
Principal Amount			Value
SHORT-TERM INVESTMENTS: 17.8%
	Repurchase Agreement: 0.7%
$1,592,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $1,592,091 to be received upon repurchase (Collateralized by $1,535,000 Federal Home Loan Bank, 5.500%, Market Value plus accrued interest $1,624,222, due 07/15/06)		1,592,000
	Total Repurchase Agreement (Cost $1,592,000)		1,592,000

Principal Amount			Value
	Securities Lending Collateralcc: 17.1%
$39,670,466	The Bank of New York
	Institutional Cash
	Reserves Fund		$39,670,466
	Total Securities Lending Collateral (Cost $39,670,466)		39,670,466
	Total Short-Term Investments (Cost $41,262,466)		41,262,466
	Total Investments In Securities (Cost $193,150,229)*	116.3%	$270,056,076
	Other Assets and Liabilities-Net	(16.3)	(37,806,427)
	Net Assets	100.0%	$232,249,649

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $193,359,874. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$77,016,023
Gross Unrealized Depreciation	(319,821)
Net Unrealized Appreciation	$76,696,202

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING FINANCIAL SERVICES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.9%
		Banks: 22.9%
174,622		Bank of America Corp.	$8,079,760
120,733		City National Corp.	8,258,137
124,785		Cullen/Frost Bankers, Inc.	5,978,449
120,964		Northern Trust Corp.	5,690,147
215,000		Prosperity Bancshares, Inc.	6,097,400
181,895		The Bank of New York Co., Inc.	5,986,164
289,667		U.S. Bancorp	8,582,833
76,400		UnionBanCal Corp.	4,723,812
99,787		Wachovia Corp.	5,163,977
222,600		Wells Fargo & Co.	13,750,003
			72,310,682
		Diversified Financial Services: 45.9%
146,740	@	Accredited Home Lenders Holding Co.	6,302,483
172,778	@	Affiliated Managers Group, Inc.	10,950,669
117,800		American Express Co.	6,562,638
82,700		Capital One Financial Corp.	6,498,566
150,700		CIT Group, Inc.	6,442,425
411,200		Citigroup, Inc.	18,401,199
204,374		Countrywide Financial Corp.	6,787,261
547,200	@	E*TRADE Financial Corp.	7,584,192
111,513		Fannie Mae	7,660,943
87,218		Franklin Resources, Inc.	5,724,117
136,700		Freddie Mac	9,331,142
95,777		Goldman Sachs Group, Inc.	10,033,599
267,649		J.P. Morgan Chase & Co.	10,076,984
79,179		Lehman Brothers Holdings, Inc.	6,633,617
122,767		MBNA Corp.	3,260,692
153,254		Merrill Lynch & Co., Inc.	8,537,780
177,950		Morgan Stanley	9,030,963
82,362		T. Rowe Price Group, Inc.	4,872,536
			144,691,806
		Home Builders: 2.3%
206,650		DR Horton, Inc.	7,276,147
			7,276,147
		Insurance: 22.9%
176,700	@@	ACE Ltd.	7,142,214
121,200		AFLAC, Inc.	4,559,544
96,759		Allstate Corp.	4,886,330
184,871		American International Group, Inc.	11,711,579
125,000	@@	Endurance Specialty Holdings Ltd.	4,196,250
138,000		Hartford Financial Services Group, Inc.	8,832,000
139,919		MetLife, Inc.	5,456,841
164,285		PMI Group, Inc.	6,765,256
98,000		Prudential Financial, Inc.	4,797,100
95,449		Radian Group, Inc.	4,891,761
81,961	@@	RenaissanceRe Holdings Ltd.	4,126,736
130,311	@@	Willis Group Holdings Ltd.	4,932,271
			72,297,882
		Software: 3.9%
189,900		First Data Corp.	7,802,991
112,724	@	Fiserv, Inc.	4,341,001
			12,143,992
		Total Common Stock (Cost $248,702,301)	308,720,509

Principal Amount			Value
SHORT-TERM INVESTMENTS: 2.3%
	Repurchase Agreement: 2.3%
$7,334,000	Morgan Stanley Repurchase
	Agreement 11/30/04, 2.070%,
	due 12/01/04, $7,334,422 to be
	received upon repurchase
	(Collateralized by $7,334,422
	Federal National Mortgage
	Association, 4.625%, Market Value
	plus accrued interest $7,481,234,
	due 05/01/13)		$7,334,000
	Total Short-Term Investments (Cost $7,334,000)		7,334,000
	Total Investments In Securities (Cost $256,036,301)*	100.2%	$316,054,509
	Other Assets and Liabilities-Net	(0.2)	(741,237)
	Net Assets	100.0%	$315,313,272

@  Non-income producing security

@@  Foreign issuer

*  Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$63,116,297
Gross Unrealized Depreciation	(3,098,089)
Net Unrealized Appreciation	$60,018,208

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING LARGECAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.3%
		Agriculture: 5.8%
19,650		Altria Group, Inc.	$1,129,679
5,790		Reynolds American, Inc.	437,898
7,710		UST, Inc.	339,471
			1,907,048
		Auto Manufacturers: 6.9%
80,030		Ford Motor Co.	1,134,825
29,100		General Motors Corp.	1,122,969
			2,257,794
		Auto Parts and Equipment: 1.5%
54,230		Delphi Corp.	488,070
			488,070
		Commercial Services: 2.0%
22,200		McKesson Corp.	656,010
			656,010
		Computers: 7.2%
43,320		Electronic Data Systems Corp.	972,534
46,200		Hewlett-Packard Co.	924,000
41,150	@	Unisys Corp.	472,814
			2,369,348
		Diversified Financial Services: 3.6%
12,520		CIT Group, Inc.	535,230
17,390		J.P. Morgan Chase & Co.	654,734
			1,189,964
		Electric: 0.9%
8,340		American Electric Power Co., Inc.	284,978
			284,978
		Environmental Control: 0.9%
9,420		Waste Management, Inc.	280,810
			280,810
		Food: 12.5%
44,730		Albertson's, Inc.	1,131,669
11,850		Kraft Foods, Inc.	405,270
76,820	@	Kroger Co.	1,242,948
67,120	@	Safeway, Inc.	1,294,073
			4,073,960
		Healthcare-Services: 1.9%
57,630	@	Tenet Healthcare Corp.	625,286
			625,286
		Housewares: 2.4%
33,810		Newell Rubbermaid, Inc.	780,335
			780,335
		Insurance: 8.6%
29,470		AON Corp.	622,406
13,670		Loews Corp.	955,670
28,400		Marsh & McLennan Cos., Inc.	811,956
11,440		Nationwide Financial Services	429,915
			2,819,947
		Office/Business Equipment: 2.1%
44,220	@	Xerox Corp.	677,450
			677,450

Shares			Value
		Pharmaceuticals: 16.4%
48,550		Bristol-Myers Squibb Co.	$1,140,925
46,300		Merck & Co., Inc.	1,297,325
41,800		Pfizer, Inc.	1,160,786
72,590		Schering-Plough Corp.	1,295,732
11,470		Wyeth	457,309
			5,352,077
		Pipelines: 3.1%
96,880		El Paso Corp.	1,011,427
			1,011,427
		Retail: 2.4%
27,510		May Department Stores Co.	773,581
			773,581
		Semiconductors: 2.9%
85,210	@	Micron Technology, Inc.	944,127
			944,127
		Telecommunications: 14.2%
47,900		BellSouth Corp.	1,284,679
181,040	@	Lucent Technologies, Inc.	711,487
44,890		SBC Communications, Inc.	1,129,881
32,830		Sprint Corp.	748,852
18,780		Verizon Communications, Inc.	774,299
			4,649,198
34,640		Mattel, Inc.	656,428
			656,428
	Total Common Stock (Cost $30,722,760)		31,797,838
	Total Investments In Securities (Cost $30,722,760)*	97.3%	$31,797,838
	Other Assets and Liabilities-Net	2.7	887,198
	Net Assets	100.0%	$32,685,036

@  Non-income producing security

*  Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,993,776
Gross Unrealized Depreciation	(918,698)
Net Unrealized Appreciation	$1,075,078

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.3%
		Aerospace/Defense: 3.6%
125,900		General Dynamics Corp.	$13,642,524
			13,642,524
		Agriculture: 3.6%
236,015		Altria Group, Inc.	13,568,502
			13,568,502
		Apparel: 1.8%
81,300		Nike, Inc.	6,882,858
			6,882,858
		Banks: 7.0%
300,800		Bank of America Corp.	13,918,016
203,400		Wells Fargo & Co.	12,564,018
			26,482,034
		Building Materials: 1.8%
198,200		Masco Corp.	6,990,514
			6,990,514
		Chemicals: 4.6%
195,200		Dow Chemical Co.	9,851,744
165,700		Praxair, Inc.	7,439,930
			17,291,674
		Computers: 2.0%
80,200		International Business Machines Corp.	7,558,048
			7,558,048
		Cosmetics/Personal Care: 2.9%
174,500		Kimberly-Clark Corp.	11,099,945
			11,099,945
		Diversified Financial Services: 13.3%
205,000		Citigroup, Inc.	9,173,750
165,300		Fannie Mae	11,356,110
115,000		Freddie Mac	7,849,900
203,600		Merrill Lynch & Co., Inc.	11,342,556
201,200		Morgan Stanley	10,210,900
			49,933,216
		Electrical Components and Equipment: 2.9%
166,800		Emerson Electric Co.	11,145,576
			11,145,576
		Electronics: 2.6%
381,300	@@	Koninklijke Philips Electronics NV	9,814,662
			9,814,662
		Food: 4.6%
182,600	@@	Nestle SA ADR	11,734,442
87,500	@@	Unilever NV	5,512,500
			17,246,942
		Forest Products and Paper: 1.9%
175,800		International Paper Co.	7,299,216
			7,299,216

Shares			Value
		Healthcare-Products: 2.3%
134,000		Beckman Coulter, Inc.	$8,771,640
			8,771,640
		Healthcare-Services: 2.3%
93,400		Quest Diagnostics, Inc.	8,756,250
			8,756,250
		Insurance: 8.1%
189,000		Allstate Corp.	9,544,500
175,100		American International Group, Inc.	11,092,585
257,000		MetLife, Inc.	10,023,000
			30,660,085
		Media: 2.3%
106,200		Gannett Co., Inc.	8,760,438
			8,760,438
		Miscellaneous Manufacturing: 2.7%
288,300		Honeywell Intl., Inc.	10,185,639
			10,185,639
		Oil and Gas: 12.8%
184,700		Apache Corp.	9,984,882
187,500	@@	BP PLC ADR	11,503,125
260,900		ChevronTexaco Corp.	14,245,140
249,400		Exxon Mobil Corp.	12,781,750
			48,514,897
		Oil and Gas Services: 2.6%
235,980		Halliburton Co.	9,757,773
			9,757,773
		Pharmaceuticals: 1.7%
232,200		Pfizer, Inc.	6,448,194
			6,448,194
		Retail: 2.1%
263,400		McDonald's Corp.	8,096,916
			8,096,916
		Savings and Loans: 5.6%
509,300		Sovereign Bancorp, Inc.	11,128,205
252,100		Washington Mutual, Inc.	10,262,991
			21,391,196
		Telecommunications: 4.2%
295,700		SBC Communications, Inc.	7,442,769
206,100		Verizon Communications, Inc.	8,497,503
			15,940,272
		Total Common Stock (Cost $302,128,558)	376,239,011

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
$2,837,000	Goldman Sachs Repurchase
	Agreement 11/30/04, 2.060%,
	due 12/01/04, $2,837,162 to be
	received upon repurchase
	(Collateralized by $2,735,000
	Federal Home Loan Mortgage
	Corporation, 5.500%, Market Value
	plus accrued interest $2,893,972,
	due 07/15/06)		$2,837,000
	Total Short-Term Investments (Cost $2,837,000)		2,837,000
	Total Investments In Securities (Cost $304,965,558)*	100.0%	$379,076,011
	Other Assets and Liabilities-Net	0.0%	(114,266)
	Net Assets	100.0%	$378,961,745

@@  Foreign issuer

ADR  American Depositary Receipt

*  Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$76,661,734
Gross Unrealized Depreciation	(2,551,281)
Net Unrealized Appreciation	$74,110,453

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.4%
		Agriculture: 3.9%
184,580		Loews Corp.	$5,426,652
25,640		UST, Inc.	1,128,929
			6,555,581
		Airlines: 3.0%
326,840	@,L	AMR Corp.	2,951,365
296,400	@,L	Delta Air Lines, Inc.	2,065,908
			5,017,273
		Apparel: 2.1%
354,610	@,@@	Tommy Hilfiger Corp.	3,475,178
			3,475,178
		Auto Parts and Equipment: 9.8%
112,200		ArvinMeritor, Inc.	2,462,790
100,000		Dana Corp.	1,635,000
543,730	@,L	Goodyear Tire & Rubber Co.	6,861,872
644,310	L	Visteon Corp.	5,450,863
			16,410,525
		Building Materials: 2.4%
110,400		York Intl. Corp.	4,070,448
			4,070,448
		Chemicals: 5.6%
96,690		Great Lakes Chemical Corp.	2,833,017
87,680		Lubrizol Corp.	3,029,344
156,300	L	Sensient Technologies Corp.	3,602,715
			9,465,076
		Commercial Services: 6.7%
330,300	@	Convergys Corp.	4,911,561
49,000		Kelly Services, Inc.	1,489,600
683,580	@	Service Corp. Intl.	4,826,075
			11,227,236
		Computers: 7.4%
323,580	@,L	Synopsys, Inc.	5,704,715
577,590	@	Unisys Corp.	6,636,510
			12,341,225
		Diversified Financial Services: 0.6%
24,000		CIT Group, Inc.	1,026,000
			1,026,000
		Electric: 0.0%
162,000	@,L	Mirant Corp.	59,738
			59,738
		Electronics: 1.6%
302,700	@	Kemet Corp.	2,681,922
			2,681,922
		Food: 4.5%
44,000	L	Albertson's, Inc.	1,113,200
363,330	@	Del Monte Foods Co.	3,942,131
606,064	@,L	Winn-Dixie Stores, Inc.	2,424,256
			7,479,587

Shares			Value
		Healthcare-Services: 5.3%
122,800	@	Health Net, Inc.	$3,342,616
517,030	@	Tenet Healthcare Corp.	5,609,776
			8,952,392
		Home Furnishings: 3.0%
253,320		Maytag Corp.	5,091,732
			5,091,732
		Household Products/Wares: 2.1%
189,410		Tupperware Corp.	3,545,755
			3,545,755
		Insurance: 14.0%
132,200	@	Allmerica Financial Corp.	4,303,110
255,010	L	Assured Guaranty Ltd.	4,697,283
62,460	@	CNA Financial Corp.	1,630,831
69,400		Nationwide Financial Services	2,608,052
285,550	L	Phoenix Cos., Inc.	3,483,710
431,350	L	UnumProvident Corp.	6,716,119
			23,439,105
		Miscellaneous Manufacturing: 2.4%
78,600		Teleflex, Inc.	3,969,300
			3,969,300
		Office/Business Equipment: 2.8%
420,420		IKON Office Solutions, Inc.	4,742,338
			4,742,338
		Pipelines: 3.4%
548,193		El Paso Corp.	5,723,135
			5,723,135
		Retail: 5.2%
90,320		Dillard's, Inc.	2,274,258
135,000	@,L	Payless Shoesource, Inc.	1,576,800
248,220	@	Toys R US, Inc.	4,800,574
			8,651,632
		Semiconductors: 4.3%
5,136,390	@	Agere Systems, Inc.	6,985,490
19,958	@,L	Micron Technology, Inc.	221,135
			7,206,625
		Telecommunications: 6.3%
1,182,050	@	3Com Corp.	5,248,302
66,550		CenturyTel, Inc.	2,190,826
878,600	@	Cincinnati Bell, Inc.	3,162,960
			10,602,088
		Total Common Stock (Cost $160,486,053)	161,733,891

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 15.1%
	Securities Lending Collateralcc: 15.1%
$25,264,576	The Bank of New York Institutional Cash Reserves Fund		$25,264,576
	Total Short-Term Investments (Cost $25,264,576)		25,264,576
	Total Investments In Securities (Cost $185,750,629)*	111.5%	$186,998,467

	Other Assets and Liabilities-Net	(11.5)	(19,227,357)
	Net Assets	100.0%	$167,771,110

@  Non-income producing security

@@  Foreign issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $185,798,818. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,562,208
Gross Unrealized Depreciation	(13,362,559)
Net Unrealized Appreciation	$1,199,649

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.2%
		Airlines: 3.0%
685,520	@,L	Delta Air Lines, Inc.	$4,778,074
			4,778,074
		Apparel: 4.9%
94,848		Oshkosh B'Gosh, Inc.	1,944,384
132,150		Russell Corp.	2,423,631
353,940	@,@@	Tommy Hilfiger Corp.	3,468,612
			7,836,627
		Auto Parts and Equipment: 9.9%
110,140	@	Aftermarket Technology Corp.	1,918,639
351,779	@,L	Goodyear Tire & Rubber Co.	4,439,451
140,590	L	Superior Industries Intl., Inc.	3,971,668
635,290		Visteon Corp.	5,374,553
			15,704,311
		Building Materials: 2.0%
85,490		York Intl. Corp.	3,152,016
			3,152,016
		Chemicals: 11.4%
95,260		Great Lakes Chemical Corp.	2,791,118
36,000		Lubrizol Corp.	1,243,800
55,505	@@	Octel Corp.	1,224,440
375,260	@	PolyOne Corp.	3,463,650
194,590		Sensient Technologies Corp.	4,485,300
464,700		Wellman, Inc.	4,781,762
			17,990,070
		Commercial Services: 3.1%
95,330		Kelly Services, Inc.	2,898,032
281,980	@	Service Corp. Intl.	1,990,779
			4,888,811
		Computers: 4.1%
630,600	@	Gateway, Inc.	4,294,386
173,100	@,L	Mentor Graphics Corp.	2,172,405
			6,466,791
		Electric: 0.3%
25,000		Westar Energy, Inc.	553,750
			553,750
		Electrical Components and Equipment: 2.3%
157,780		Belden CDT, Inc.	3,658,918
			3,658,918
		Electronics: 2.9%
517,940	@	Kemet Corp.	4,588,948
			4,588,948
		Food: 6.6%
125,440	@	Del Monte Foods Co.	1,361,024
675,960	@,L	Interstate Bakeries Corp.	3,934,087
1,304,837	@,L	Winn-Dixie Stores, Inc.	5,219,348
			10,514,459
		Hand/Machine Tools: 1.1%
90,220		Starrett (L.S.) Co.	1,793,574
			1,793,574

Shares			Value
		Healthcare-Services: 2.0%
560,900	@,L	OCA, Inc.	$3,208,348
			3,208,348
		Home Builders: 0.8%
127,500	@	National RV Holdings, Inc.	1,240,575
			1,240,575
		Home Furnishings: 2.0%
157,100		Maytag Corp.	3,157,710
			3,157,710
		Household Products/Wares: 8.9%
125,500		American Greetings Corp.	3,340,810
695,740	@,L	Playtex Products, Inc.	5,218,050
64,900		Russ Berrie & Co., Inc.	1,475,826
220,770		Tupperware Corp.	4,132,814
			14,167,500
		Insurance: 8.6%
73,900	@	Allmerica Financial Corp.	2,405,445
164,700	@@	Assured Guaranty Ltd.	3,033,773
29,990		Kansas City Life Insurance Co.	1,482,706
46,020		Landamerica Financial Group, Inc.	2,457,468
14,545	@	National Western Life Insurance Co.	2,359,054
155,260	L	Phoenix Cos., Inc.	1,894,172
			13,632,618
		Iron/Steel: 0.0%
4,154	L	Ryerson Tull, Inc.	67,212
			67,212
		Leisure Time: 2.2%
272,900		Callaway Golf Co.	3,209,304
19,800	@	K2, Inc.	334,224
			3,543,528
		Machinery-Diversified: 5.3%
36,290		Nacco Industries, Inc.	3,973,392
100,840		Tecumseh Products Co.	4,416,792
			8,390,184
		Mining: 0.0%
5,305		USEC, Inc.	55,862
			55,862
		Miscellaneous Manufacturing: 1.2%
33,453		Federal Signal Corp.	575,392
116,881		Myers Industries, Inc.	1,324,261
			1,899,653
		Oil and Gas Services: 1.3%
59,850		Tidewater, Inc.	2,030,711
			2,030,711
		Pipelines: 1.8%
504,090	@,L	Dynegy, Inc.	2,848,109
			2,848,109
		Retail: 7.3%
182,150	L	Dillard's, Inc.	4,586,537

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
78,100		Lone Star Steakhouse & Saloon, Inc.	$2,107,919
415,820	@,L	Payless ShoeSource, Inc.	4,856,778
			11,551,234
		Software: 1.3%
133,760	@	SPSS, Inc.	2,138,822
			2,138,822
		Telecommunications: 2.9%
1,288,633	@	Cincinnati Bell, Inc.	4,639,079
			4,639,079
		Total Common Stock (Cost $143,606,519)	154,497,494
Principal Amount			Value

SHORT-TERM INVESTMENTS: 21.4%

	Securities Lending CollateralCC: 21.4%
$34,093,573	The Bank of New York Institutional Cash Reserves		34,093,573
	Total Short-Term Investments (Cost $34,093,573)		34,093,573
	Total Investments In Securities (Cost $177,700,092)*	118.6%	$188,591,067
	Other Assets and Liabilities-Net	(18.6)	(29,562,689)
	Net Assets	100.0%	$159,028,378

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes $177,739,983. Net unrealized Appreciation consists of:

Gross Unrealized Appreciation	$19,268,214
Gross Unrealized Depreciation	(8,417,130)
Net Unrealized Appreciation	$10,851,084

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 9.3%
		Computers: 0.5%
1,462,500	@,@@	Bull SA	$913,556
			913,556
		Food: 0.6%
35,000	@	Dean Foods Co.	1,108,450
			1,108,450
		Healthcare-Services: 2.1%
74,600	@	Community Health Systems, Inc.	2,062,690
22,800	@	WellPoint, Inc.	2,310,324
			4,373,014
		Investment Companies: 2.6%
45,000	@,L	SPDR Trust Series 1	5,305,050
			5,305,050
		Miscellaneous Manufacturing: 0.6%
36,000		General Electric Co.	1,272,960
			1,272,960
		Retail: 1.6%
18,000		Wal-Mart Stores, Inc.	937,080
60,000	L	Wendy's Intl., Inc.	2,140,200
			3,077,280
		Telecommunications: 1.3%
60,000		QUALCOMM, Inc.	2,497,200
			2,497,200
		Total Common Stock (Cost $13,462,240)	18,547,510
PREFERRED STOCK: 22.5%
		Auto Manufacturers: 2.8%
55,000		Ford Motor Co. Capital Trust II	2,884,750
105,000		General Motors Corp.	2,680,400
			5,565,150
		Chemicals: 0.4%
960		Hercules Trust II	844,800
			844,800
		Diversified Financial Services: 1.8%
88,300		Gabelli Asset Management, Inc.	2,301,981
48,000		Lehman Brothers Holdings, Inc.	1,233,600
			3,535,581
		Food: 1.3%
97,500		Albertson's, Inc.	2,570,100
			2,570,100
		Home Builders: 0.6%
25,000	@	Fleetwood Capital Trust	1,131,250
			1,131,250

Shares			Value
		Insurance: 5.9%
60,000		Hartford Financial Services Group, Inc.	$3,703,800
67,800		Reinsurance Group of America	4,139,190
118,000		Travelers Property Casualty Corp.	2,725,800
40,000	@@	XL Capital Ltd.	987,200
			11,555,990
		Media: 2.2%
25,000	@,L	Comcast Corp.	1,212,500
25,200		Emmis Communications Corp.	1,146,600
1,985		News Corp Finance Trust II	1,990,558
			4,349,658
		Mining: 0.9%
1,900		Freeport-McMoRan Copper & Gold, Inc.	1,869,125
			1,869,125
		Office/Business Equipment: 0.7%
9,900	@	Xerox Corp.	1,357,290
			1,357,290
		Oil and Gas: 1.3%
24,700		Chesapeake Energy Corp.	2,608,950
			2,608,950
		Pharmaceuticals: 1.2%
44,500		Omnicare, Inc.	2,327,350
			2,327,350
		Real Estate Investment Trusts: 1.6%
83,000	@	FelCor Lodging Trust, Inc.	2,058,400
20,000		Simon Property Group Inc	1,142,600
			3,201,000
		Savings and Loans: 0.9%
39,200		Sovereign Capital Trust II	1,871,800
			1,871,800
		Telecommunications: 0.9%
1,500	@	Lucent Technologies Capital Trust I	1,825,410
51,932	@,I,X,**	Winstar Communications, Inc.	5
			1,825,415
		Total Preferred Stock (Cost $43,418,025)	44,613,459
Principal Amount			Value
CONVERTIBLE CORPORATE BONDS: 67.1%
		Advertising: 1.1%
$2,000,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	2,132,500
			2,132,500
		Aerospace/Defense: 1.3%
3,460,000		Spacehab, Inc., 8.000%, due 10/15/07	2,633,925
			2,633,925

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Apparel: 1.0%
$1,950,000	#	Reebok International Ltd., 2.000%, due 05/01/24	$2,025,563
			2,025,563
		Auto Parts and Equipment: 1.0%
4,000,000	L	Lear Corp.,4.000%, due 02/20/22	2,035,000
			2,035,000
		Biotechnology: 0.6%
1,485,000		ICOS Corp., 2.000%, due 07/01/23	1,254,825
			1,254,825
		Distribution/Wholesale: 2.0%
3,500,000		Costco Wholesale Corp., 0.000%, due 08/19/17	3,876,250
			3,876,250
		Diversified Financial Services: 3.9%
980,000	@@,#,L	AngloGold Holdings PLC, 2.375%, due 02/27/09	951,825
4,875,000		Lehman Brothers Holdings, Inc., 1.000%, due 09/16/10	4,424,062
2,000,000	@@,#	RepCon Lux SA, 4.500%, due 01/26/11	2,410,466
			7,786,353
		Electric: 2.3%
2,000,000	L	Centerpoint Energy, Inc., 3.750%, due 05/15/23	2,285,000
2,000,000	L	PPL Energy Supply LLC, 2.625%, due 05/15/23	2,222,500
			4,507,500
		Electrical Components and Equipment: 1.9%
1,000,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07	1,052,500
3,000,000		GrafTech Intl. Ltd., 1.625%, due 01/15/24	2,707,500
			3,760,000
		Electronics: 3.6%
1,500,000	@@,L	Flextronics Intl. Ltd., 1.000%, due 08/01/10	1,753,125
3,000,000	L	Flir Systems, Inc., 3.000%, due 06/01/23	4,462,500
100,000,000	@@	Sony Corp., 0.000%, due 12/18/08	972,972
			7,188,597
		Energy-Alternate Sources: 1.3%
2,000,000	#,L	Headwaters, Inc., 2.875%, due 06/01/16	2,560,000
			2,560,000
		Entertainment: 0.9%
1,500,000		International Game Technology, 0.860%, due 01/29/33	1,179,375
480,000		Six Flags, Inc., 4.500%, due 05/15/15	511,200
			1,690,575

Principal Amount			Value
		Environmental Control: 1.5%
$3,500,000	L	Allied Waste Industries, Inc., 4.250%, due 04/15/34	$3,049,375
			3,049,375
		Healthcare-Products: 3.1%
2,900,000	L	Advanced Medical Optics Inc, 2.500%, due 07/15/24	3,200,875
2,900,000	#	Henry Schein, Inc., 3.000%, due 08/15/34	3,026,875
			6,227,750
		Healthcare-Services: 1.3%
2,000,000	L	Laboratory Corp. of America Holdings, 1.570%, due 09/11/21	1,540,000
1,000,000	L	Quest Diagnostics, Inc., 1.750%, due 11/30/21	1,088,750
			2,628,750
		Insurance: 3.9%
3,770,000	L	American Intl. Group, Inc., 0.500%, due 05/15/07	3,586,213
1,970,000	#	AmerUs Group Co., 2.000%, due 03/06/32	2,531,450
1,440,000	L	PMA Capital Corp, 6.500%, due 09/30/22	1,564,200
			7,681,863
		Internet: 2.1%
1,470,000	L	Equinix Inc, 2.500%, due 02/15/24	1,719,900
960,000	@@,#	Shanda Interactive Entertainment Ltd, 0.000%, due 10/15/14	1,168,800
1,400,000		Sohu.com, Inc., 0.700%, due 07/14/23	1,228,500
			4,117,200
		Lodging: 1.2%
1,000,000	L	Hilton Hotels Corp., 3.375%, due 04/15/23	1,148,750
1,000,000	L	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	1,150,000
			2,298,750
		Media: 3.8%
2,400,000	#,L	Charter Communications Inc, 5.875%, due 11/16/09	2,568,000
2,460,000		Citadel Broadcasting Corp, 1.875%, due 02/15/11	2,198,625
1,000,000		Liberty Media Corp, 3.500%, due 01/15/31	956,250
1,920,000	@@	ZEE Telefilms Ltd, 0.500%, due 04/29/09	1,850,928
			7,573,803
		Mining: 3.4%
1,500,000	@@,L	Inco Ltd., 0.000%, due 03/29/21	1,545,000
1,985,000	@@,L	Inco Ltd., 1.000%, due 03/14/23	2,654,938

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Mining (continued)
$2,000,000	@@,L	Placer Dome, Inc., 2.750%, due 10/15/23	$2,612,500
			6,812,438
		Miscellaneous Manufacturing: 2.7%
3,500,000	@@,#	Tyco Intl. Group SA, 2.750%, due 01/15/18	5,363,750
			5,363,750
		Oil and Gas: 3.3%
1,998,000		Devon Energy Corp., 4.900%, due 08/15/08	2,210,288
2,000,000	@@,L	Formosa Petrochemical Corp., 0.000%, due 06/30/11	2,199,000
1,985,000	#,L	Pride Intl., Inc., 3.250%, due 05/01/33	2,133,875
			6,543,163
		Oil and Gas Services: 0.5%
1,000,000	@@,L	Schlumberger Ltd., 2.125%, due 06/01/23	1,077,500
			1,077,500
		Packaging and Containers: 1.0%
2,000,000	#	Sealed Air Corp., 3.000%, due 06/30/33	2,035,000
			2,035,000
		Pharmaceuticals: 7.9%
1,990,000	L	Amylin Pharmaceuticals, Inc., 2.250%, due 06/30/08	1,947,713
4,000,000		Cephalon, Inc., 2.500%, due 12/15/06	3,944,999
1,920,000	#	Isolagen Inc, 3.500%, due 11/01/24	2,133,600
3,000,000		NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	2,737,500
1,000,000	L	Sepracor, Inc., 5.000%, due 02/15/07	1,028,750
1,920,000	#	Sepracor, Inc., 0.430%, due 10/15/24	1,764,000
2,000,000		Teva Pharmaceutical Finance LLC, .500%, due 02/01/24	1,962,500
			15,519,062
		Retail: 0.6%
1,100,000		Rite Aid Corp., 4.750%, due 12/01/06	1,116,500
			1,116,500
		Savings and Loans: 2.0%
3,870,000	#	Ocwen Financial Corp., 3.250%, due 08/01/24	4,063,500
			4,063,500
		Semiconductors: 2.7%
3,000,000	L	Advanced Micro Devices, Inc., 4.750%, due 02/01/22	3,393,750
1,000,000		Cypress Semiconductor Corp, 1.250%, due 06/15/08	992,500
960,000	#	Vitesse Semiconductor Corp., 1.500%, due 10/01/24	1,053,600
			5,439,850

Principal Amount			Value
		Telecommunications: 4.0%
$2,000,000		Nextel Partners, Inc., 1.500%, due 11/15/08	$3,142,499
1,000,000	L	NII Holdings, Inc., 2.875%, due 02/01/34	1,107,500
1,470,000	L	Primus Telecommunications Group, Inc., 5.750%, due 02/15/07	1,288,088
1,980,000	L	RF Micro Devices, Inc., 1.500%, due 07/01/10	2,272,050
			7,810,137
		Transportation: 1.2%
985,000	#	Yellow Corp., 5.000%, due 08/08/23	1,636,331
490,000	#	Yellow Corp., 3.375%, due 11/25/23	711,725
			2,348,056
		Total Convertible Corporate Bonds (Cost $120,465,883)	133,157,535
CORPORATE BONDS/NOTES: 0.6%
		Building Materials: 0.6%
960,000	#,L	NCI Building Systems Inc, 2.125%, due 11/15/24	1,092,000
		Total Corporate Bonds/notes (Cost $960,000)	1,092,000
		Total Long-Term Investments (Cost $178,306,148)	197,410,504

SHORT-TERM INVESTMENTS: 27.7%

	Repurchase Agreement: 0.5%
1,065,000	Morgan Stanley Repurchase Agreement 11/30/04, 2.070%, due 12/01/04, $1,065,061 to be received upon repurchase (Collateralized by $980,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $1,089,368, due 07/15/06)		1,065,000
	Total Repurchase Agreement (Cost $1,065,000)		1,065,000
	Securities Lending CollateralCC: 27.2%
53,943,311	The Bank of New York Institutional Cash Reserves Fund		53,943,311
	Total Securities Lending Collateral (Cost $53,943,311)		53,943,311
	Total Short-Term Investments (Cost $55,008,311)		55,008,311
	Total Investments In Securities (Cost $233,314,459)*	127.2%	$252,418,815
	Other Assets and Liabilities-Net	(27.2)	(53,999,439)
	Net Assets	100.0%	$198,419,376

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

@  Non-income producing security

@@  Foreign issuer

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

**  Defaulted security

*  Cost for federal income tax purposes is $233,423,855. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$24,245,259
Gross Unrealized Depreciation	(5,250,299)
Net Unrealized Appreciation	$18,994,960

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 55.6%
		Aerospace/Defense: 2.2%
8,320		Boeing Co.	$445,702
4,170		General Dynamics Corp.	451,861
5,100		United Technologies Corp.	497,659
			1,395,222
		Agriculture: 0.8%
9,300		Altria Group, Inc.	534,657
			534,657
		Auto Manufacturers: 0.6%
4,800		PACCAR, Inc.	374,880
			374,880
		Banks: 3.3%
9,100		Bank of America Corp.	421,057
14,785		North Fork Bancorporation, Inc.	425,808
16,100		U.S. Bancorp	477,043
5,900		Wachovia Corp.	305,325
7,900		Wells Fargo & Co.	487,983
			2,117,216
		Beverages: 0.6%
7,900		PepsiCo, Inc.	394,289
			394,289
		Biotechnology: 1.2%
6,600	@	Amgen, Inc.	396,264
6,455	@	Biogen Idec, Inc.	378,779
			775,043
		Chemicals: 3.2%
6,225		Air Products & Chemicals, Inc.	356,381
12,900		Dow Chemical Co.	651,063
9,300		E.I. du Pont de Nemours & Co.	421,476
8,325		Praxair, Inc.	373,793
5,000		Sherwin-Williams Co.	223,000
			2,025,713
		Commercial Services: 0.9%
26,200		Cendant Corp.	593,954
			593,954
		Computers: 2.6%
11,100	@	Dell, Inc.	449,772
36,700	@	EMC Corp.	492,514
7,800		International Business Machines Corp.	735,072
			1,677,358
		Cosmetics/Personal Care: 0.7%
8,400		Procter & Gamble Co.	449,232
			449,232
		Diversified Financial Services: 6.9%
23,100		Citigroup, Inc.	1,033,726
21,800		Countrywide Financial Corp.	723,978
37,120	@	E*TRADE Financial Corp.	514,483
8,900		Goldman Sachs Group, Inc.	932,364
13,000		J.P. Morgan Chase & Co.	489,450
8,800		Lehman Brothers Holdings, Inc.	737,264
1,209	I,XX	North Atlantic Trading Co., Inc.	1
			4,431,266

Shares			Value
		Electric: 0.8%
11,100		Consolidated Edison, Inc.	$486,735
			486,735
		Electronics: 0.5%
4,510		Parker Hannifin Corp.	337,348
			337,348
		Healthcare-Products: 2.4%
6,090		Guidant Corp.	394,815
10,800		Johnson & Johnson	651,456
5,800	@	Zimmer Holdings, Inc.	473,280
			1,519,551
		Healthcare-Services: 0.8%
4,000	@	WellPoint Health Networks, Inc.	500,400
			500,400
		Insurance: 2.1%
13,380		American Intl. Group, Inc.	847,623
6,300		Chubb Corp.	480,123
			1,327,746
		Investment Companies: 1.0%
12,400		iShares Goldman Sachs Semiconductor Index Fund	651,000
			651,000
		Leisure Time: 1.4%
10,300		Carnival Corp.	546,003
6,600		Harley-Davidson, Inc.	381,612
			927,615
		Lodging: 1.1%
8,425		Marriott Intl., Inc.	478,961
4,900		Starwood Hotels & Resorts Worldwide, Inc.	256,221
			735,182
		Machinery-Diversified: 0.6%
8,700		Rockwell Automation, Inc.	411,510
			411,510
		Media: 0.8%
16,400	@	Comcast Corp.	486,260
			486,260
		Mining: 0.7%
13,300		Alcoa, Inc.	451,934
			451,934
		Miscellaneous Manufacturing: 4.7%
9,400		3M Co.	748,146
3,980		Eaton Corp.	268,252
37,200		General Electric Co.	1,315,392
19,480	@@	Tyco Intl. Ltd.	661,736
			2,993,526
		Oil and Gas: 3.2%
10,500		ChevronTexaco Corp.	573,300
19,200		Exxon Mobil Corp.	984,000
9,850	@,@@	Nabors Industries Ltd.	512,200
			2,069,500

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil and Gas Services: 2.2%
16,230		Baker Hughes, Inc.	$719,476
13,120		BJ Services Co.	664,790
			1,384,266
		Pharmaceuticals: 2.7%
5,900		Abbott Laboratories	247,564
4,210		Allergan, Inc.	309,435
11,250	@	Barr Pharmaceuticals, Inc.	439,313
13,200		Merck & Co., Inc.	369,864
13,885		Pfizer, Inc.	385,586
			1,751,762
		Retail: 3.0%
9,440		CVS Corp.	428,293
9,010	@	Kohl's Corp.	415,902
7,900		Lowe's Cos., Inc.	437,107
12,600		Wal-Mart Stores, Inc.	655,955
			1,937,257
		Semiconductors: 0.7%
19,800		Intel Corp.	442,530
			442,530
		Software: 1.5%
35,200		Microsoft Corp.	943,712
			943,712
		Telecommunications: 2.4%
13,300	@	Avaya, Inc.	218,386
26,500	@	Cisco Systems, Inc.	495,815
9,900		Qualcomm, Inc.	412,038
16,400		SBC Communications, Inc.	412,788
			1,539,027
		Total Common Stock (Cost $31,718,106)	35,665,691
PREFERRED STOCK: 0.3%
		Banks: 0.3%
16	#,XX	DG Funding Trust	173,100
			173,100
		Electric: 0.0%
1,025	XX	TECO Energy, Inc.	26,045
			26,045
		Total Preferred Stock (Cost $199,878)	199,145
WARRANTS: 0.0%
		Building Materials: 0.0%
400	I,#	Dayton Superior Corp.	4
		Telecommunications: 0.0%
500	I,X	Iridium World Communications, Inc.	-
			-
		Total Warrants (Cost $57,953)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.7%
		Airlines: 0.1%
$90,000		American Airlines, Inc., 7.324%, due 10/15/09	$73,136
			73,136
		Auto Manufacturers: 0.3%
24,000		Ford Motor Co., 6.625%, due 10/01/28	21,743
72,000		Ford Motor Co., 7.450%, due 07/16/31	70,244
76,000		General Motors Corp., 8.375%, due 07/15/33	77,575
			169,562
		Banks: 2.6%
40,000	@@	Australia & New Zealand Banking Group Ltd., 2.405%, due 10/29/49	34,803
48,000	@@	Banco Bradesco SA/Cayman Islands, 8.750%, due 10/24/13	51,840
109,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	122,903
40,000	@@	Bank of Ireland, 2.160%, due 12/29/49	34,656
30,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	24,885
50,000		BankAmerica Capital II, 8.000%, due 12/15/26	54,169
43,000	@@,#	Danske Bank A/S, 5.914%, due 12/29/49	45,157
20,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	16,575
80,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	96,579
53,000		FBS Capital I, 8.090%, due 11/15/26	57,623
45,000	@@,#	HBOS Capital Funding LP, 6.071%, due 06/30/49	47,813
150,000	@@	HSBC Bank PLC, 1.971%, due 06/29/49	129,903
80,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	68,263
80,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	71,154
71,000		M & T Bank Corp., 3.850%, due 04/01/13	70,087
51,000		Mellon Capital I, 7.720%, due 12/01/26	55,169
30,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	26,102
90,000		National Westminster Bank PLC, 2.563%, due 11/29/49	76,704
58,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	58,704
70,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	59,921
30,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	26,414
20,000	@@	Societe Generale, 2.705%, due 11/29/49	17,150
130,000	@@,C	Standard Chartered PLC, 2.070%, due 12/29/49	104,325

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Banks (continued)
$160,000	@@,C	Standard Chartered PLC, 2.813%, due 11/29/49	$127,563
49,000		Wells Fargo Capital I, 7.960%, due 12/15/26	53,156
30,000	@@	Westpac Banking Corp., 2.338%, due 09/29/49	25,910
155,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	151,510
			1,709,038
		Beverages: 0.4%
145,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	165,844
11,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	13,640
80,000	#,S	Miller Brewing Co., 4.250%, due 08/15/08	80,504
			259,988
		Chemicals: 0.1%
23,000		Dow Chemical Co., 5.750%, due 11/15/09	24,509
22,000	@@,#,S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	23,391
			47,900
		Diversified Financial Services: 1.6%
22,118	@@,#	Arcel Finance Ltd., 5.984%, due 02/01/09	22,884
47,000	@@,#,S	Arcel Finance Ltd., 6.361%, due 05/01/12	46,872
46,000	@@,#	Arcel Finance Ltd., 7.048%, due 09/01/11	47,523
122,000	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	121,390
51,000		Citigroup Capital II, 7.750%, due 12/01/36	54,578
51,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	55,549
72,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	71,661
30,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	24,877
24,000		Ford Motor Credit Co., 7.000%, due 10/01/13	25,081
106,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	136,557
14,000		JPM Capital Trust I, 7.540%, due 01/15/27	14,946
45,000		JPM Capital Trust II, 7.950%, due 02/01/27	48,771
135,000	#,XX	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	134,477
66,453	@@,#	PF Export Receivables Master Trust, 3.748%, due 06/01/13	64,266
101,236	@@,#	PF Export Receivables Master Trust, 6.436%, due 06/01/15	100,308
69,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	77,491
			1,047,231

Principal Amount			Value
		Electric: 1.6%
$100,000	@@,#	AES Gener SA, 7.500%, due 03/25/14	$104,750
74,842	#	Allegheny Energy Supply Statutory Trust 2001, 10.250%, due 11/15/07	85,881
8,344	#	Allegheny Energy Supply Statutory Trust 2001, 13.000%, due 11/15/07	9,137
91,880		CE Generation LLC, 7.416%, due 12/15/18	95,038
81,000		Consumers Energy Co., 4.250%, due 04/15/08	81,636
62,000	S	DTE Energy Co, 2.740%, due 06/01/07	62,356
98,000	@@,S	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	113,438
116,000		Enterprise Capital Trust II, 3.195%, due 06/30/28	110,454
69,000		Monongahela Power Co., 7.360%, due 01/15/10	75,630
106,000		Ohio Power Co., 6.375%, due 07/15/33	109,111
11,970	#,S	Power Contract Financing LLC, 5.200%, due 02/01/06	12,098
47,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	48,951
18,094		PPL Montana LLC, 8.903%, due 07/02/20	20,458
26,000		Sithe/Independence Funding, 9.000%, due 12/30/13	28,688
31,810	@@,#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	33,073
63,000	S	TXU Corp, 4.446%, due 11/16/06	63,785
			1,054,484
		Food: 0.4%
35,000	S	Kroger Co., 7.250%, due 06/01/09	38,990
65,000	S	Safeway, Inc., 4.800%, due 07/16/07	66,517
45,000		Supervalu, Inc., 7.875%, due 08/01/09	51,565
89,000	S	Tyson Foods, Inc., 7.250%, due 10/01/06	94,698
			251,770
		Gas: 0.1%
67,000	#,S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	71,606
			71,606
		Healthcare-Services: 0.1%
50,000		HCA, Inc., 5.500%, due 12/01/09	49,814
			49,814
		Home Builders: 0.0%
4,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	4,330
			4,330

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Insurance: 0.4%
$18,000	@@,#	Farmers Insurance Exchange, 6.000%, due 08/01/14	$17,862
26,000	@@,#	Farmers Insurance Exchange, 8.625%, due 05/01/24	30,180
54,000	@@,#	Monumental Global Funding II, 3.850%, due 03/03/08	53,964
53,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	53,570
88,000	@@,#	Zurich Capital Trust I, 8.376%, due 06/01/37	97,489
			253,065
		Media: 0.1%
48,000		COX Communications, Inc., 6.850%, due 01/15/18	50,132
10,000	@@	Rogers Cable, Inc., 6.750%, due 03/15/15	10,200
			60,332
		Mining: 0.2%
47,000	@@,#	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	48,335
74,000	@@,S	Vale Overseas Ltd., 8.625%, due 03/08/07	82,214
			130,549
		Multi-National: 0.2%
124,000	@@,S	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	137,660
			137,660
		Oil and Gas: 1.0%
59,000		Amerada Hess Corp., 6.650%, due 08/15/11	64,592
67,000	@@,#	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	64,799
76,000	@@,#	Gazprom International SA, 7.201%, due 02/01/20	79,420
53,000	@@	Husky Energy, Inc., 6.150%, due 06/15/19	55,969
104,000	#	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	106,860
37,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	40,460
37,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	44,955
22,868	@@	Petrozuata Finance, Inc., 7.630%, due 04/01/09	23,868
100,000	@@	Tengizchevroil Finance Co S.ar.1, 6.124%, due 11/15/14	100,000
42,000		Valero Energy Corp., 8.750%, due 06/15/30	54,429
			635,352
		Packaging and Containers: 0.1%
32,000	#	Sealed Air Corp., 5.375%, due 04/15/08	33,308
			33,308

Principal Amount			Value
		Real Estate: 0.2%
$70,000		EOP Operating LP, 7.750%, due 11/15/07	$77,461
61,000	S	Liberty Property LP, 7.750%, due 04/15/09	68,490
			145,951
		Real Estate Investment Trusts: 0.5%
11,000		Liberty Property Trust, 6.375%, due 08/15/12	11,824
99,000		Rouse Co., 7.200%, due 09/15/12	105,881
50,000		Rouse Co., 8.000%, due 04/30/09	54,780
54,000		Simon Property Group LP, 4.875%, due 03/18/10	54,711
96,000	S	Simon Property Group LP, 6.375%, due 11/15/07	102,489
			329,685
		Savings and Loans: 0.1%
48,000		Great Western Financial, 8.206%, due 02/01/27	52,248
			52,248
		Telecommunications: 0.5%
101,000		AT&T Corp., 9.750%, due 11/15/31	117,539
65,000		BellSouth Corp., 4.200%, due 09/15/09	64,782
43,000	S	Sprint Capital Corp., 4.780%, due 08/17/06	43,877
15,000	S	Sprint Capital Corp., 8.375%, due 03/15/12	18,147
53,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	51,097
500,000	I,X,**	Winstar Communications, Inc., 0.000%, due 04/15/10	50
			295,492
		Transportation: 0.1%
42,000	@@,#	MISC Capital Ltd., 6.125%, due 07/01/14	44,616
			44,616
		Total Corporate Bonds/Notes (Cost $7,204,050)	6,857,117
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%
		Federal Home Loan Bank: 0.4%
270,000		3.250%, due 12/17/07	268,005
			268,005
		Federal Home Loan Mortgage Corporation: 4.0%
556,000		2.700%, due 03/16/07	549,128
361,000		4.500%, due 10/15/12	364,106
93,437		4.500%, due 04/01/14	93,307
54,000	W	5.500%, due 12/15/18	55,671
96,000		5.875%, due 03/21/11	103,118
93,813		6.000%, due 04/01/14	98,592
556,260		6.000%, due 01/15/29	576,823
193,012		6.500%, due 12/01/31	202,528
488,000	W	7.000%, due 12/15/34	517,585
			2,560,858

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Association: 9.0%
$325,000		2.875%, due 05/19/08	$316,724
141,000		4.750%, due 12/25/42	141,842
420,000	W	5.000%, due 12/01/17	425,644
2,562,000	W	5.000%, due 01/15/34	2,521,167
150,000		5.250%, due 08/01/12	154,419
5,070	W	5.500%, due 12/15/19	5,230
569,000	W	5.500%, due 01/01/33	574,156
199,639		6.000%, due 08/01/16	209,314
67,686		6.000%, due 10/01/18	70,959
344,344		6.000%, due 07/25/29	355,621
145,711		6.000%, due 04/25/31	150,885
96,000		6.000%, due 12/15/33	99,090
211,000		6.000%, due 01/15/34	217,264
231,000		6.500%, due 12/15/34	242,406
135,000		6.625%, due 11/15/10	152,115
35,691		7.500%, due 09/01/30	38,269
65,451		7.500%, due 06/25/32	70,164
84,049		7.500%, due 01/25/48	89,569
			5,834,838
		Government National Mortgage Association: 0.3%
164,311		6.500%, due 06/15/29	173,404
			173,404
		Total U.S. Government Agency Obligations (Cost $8,845,801)	8,837,105
U.S. TREASURY OBLIGATIONS: 7.1%
		U.S. Treasury Bonds: 2.4%
229,000	W	4.250%, due 11/15/14	227,104
885,000	S	5.375%, due 02/15/31	931,739
121,000		6.250%, due 08/15/23	138,876
228,000	S	10.375%, due 11/15/12	272,986
			1,570,705
		U.S. Treasury Notes: 4.4%
1,530,000		1.625%, due 01/31/05	1,529,284
237,000		2.875%, due 11/30/06	236,426
175,000		3.000%, due 11/15/07	173,742
906,000	S	3.500%, due 11/15/09	898,073
			2,837,525
		U.S. Treasury STRIP: 0.3%
325,000	S	4.870%, due 05/15/16	188,545
			188,545
		Total U.S. Treasury Obligations (Cost $4,637,354)	4,596,775
ASSET-BACKED SECURITIES: 3.2%
		Automobile Asset-Backed Securities: 0.3%
95,000		Capital One Auto Finance Trust, 3.180%, due 09/15/10	94,176
50,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	48,759
40,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	39,319
			182,254

Principal Amount			Value
		Credit Card Asset-Backed Securities: 0.4%
$55,000		Bank One Issuance Trust, 4.540%, due 09/15/10	$55,808
55,000		Capital One Master Trust, 4.900%, due 03/15/10	56,883
95,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	98,492
75,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	77,624
			288,807
		Home Equity Asset-Backed Securities: 2.1%
89,900		Asset Backed Funding Certificates, 2.461%, due 11/25/33	89,930
157,159	XX	Bayview Financial Acquisition Trust, 2.694%, due 09/28/43	157,343
267,966		Centex Home Equity, 2.460%, due 01/25/34	268,383
294,505		Emergent Home Equity Loan Trust, 7.080%, due 12/15/28	301,456
236,000		GSAA Trust, 5.242%, due 05/25/35	234,553
103,738		Merrill Lynch Mortgage Investors, Inc., 2.541%, due 07/25/34	103,847
38,662		Residential Asset Mortgage Products, Inc., 2.491%, due 06/25/33	38,654
143,994		Residential Asset Securities Corp., 2.491%, due 12/25/33	144,283
			1,338,449
		Other Asset-Backed Securities: 0.4%
34,678	XX	Amortizing Residential Collateral Trust, 2.681%, due 05/25/32	34,657
11,000		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	10,944
7,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	7,036
52,488		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.481%, due 07/25/33	52,550
96,000	XX	First Horizon Asset Back Trust, 0.000%, due 10/25/34	96,000
8,000	XX	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	7,980
8,000	XX	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,983
			217,150
		Total Asset-backed Securities (Cost $2,022,196)	2,026,660

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.2%
		Commercial Mortgage-Backed Securities: 2.4%
$81,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	$81,394
79,000		COMM, 3.600%, due 03/10/39	77,665
303,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	302,519
40,000		CS First Boston Mortgage Securities Corp., 7.792%, due 04/14/62	46,162
215,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	231,638
60,000	#	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	65,433
570,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	640,777
97,000		GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	103,893
			1,549,481
		Federal Home Loan Mortgage Corporation: 0.7%
469,538		Freddie Mac, 2.740%, due 04/15/32	473,362
			473,362
		Whole Loan Collateral PAC: 1.1%
141,376		GSR Mortgage Loan Trust, 2.581%, due 10/25/32	141,421
184,642		MASTR Alternative Loans Trust, 2.581%, due 11/25/33	184,895
112,723		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	114,742
239,756		Washington Mutual, 2.580%, due 03/25/34	240,236
			681,294
		Whole Loan Collateralized Mortgage Obligations: 7.0%
203,712		Banc of America Funding Corp, 5.750%, due 09/20/34	206,434
320,763		Bank of America Alternative Loan Trust, 2.631%, due 12/25/33	321,260
134,393		Bank of America Mortgage Securities, 2.631%, due 12/25/33	134,582
113,471		Bank of America Mortgage Securities, 5.000%, due 12/25/18	114,216
115,217		Bank of America Mortgage Securities, 5.000%, due 06/25/33	114,749
69,629		Bank of America Mortgage Securities, 5.250%, due 11/25/19	70,586
63,823		Bank of America Mortgage Securities, 5.500%, due 11/25/33	63,215
111,134		Citicorp Mortgage Securities, Inc., 2.433%, due 10/25/33	110,913

Principal Amount			Value
		Whole Loan Collateralized Mortgage Obligations: (continued)
$70,502		Countrywide Alternative Loan Trust, 2.581%, due 07/25/18	$70,647
108,225		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	108,935
117,715		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	118,487
99,000		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, due 11/25/34	102,240
114,000		CS First Boston Mortgage Securities Corp., 4.147%, due 10/25/33	113,167
139,081		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	139,463
230,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	233,620
121,455		GSR Mortgage Loan Trust, 6.500%, due 01/25/34	126,655
96,432		Homebanc Mortgage Trust, 2.611%, due 08/25/29	96,384
161,000	XX	MASTR Alternative Loans Trust, 0.000%, due 01/15/20	165,025
109,000		MASTR Alternative Loans Trust, 5.750%, due 09/25/34	110,851
198,909		MASTR Alternative Loans Trust, 6.000%, due 09/25/34	204,007
92,021		MASTR Asset Securitization Trust, 2.631%, due 11/25/33	92,222
98,000		MASTR Asset Securitization Trust, 5.500%, due 09/25/34	96,630
80,784		MLCC Mortgage Investors, Inc., 2.541%, due 04/25/29	80,920
139,324		Prime Mortgage Trust, 5.250%, due 11/25/19	141,240
132,467		Residential Accredit Loans, Inc., 2.631%, due 03/25/18	132,729
99,000		Residential Asset Securitization Trust, 5.500%, due 11/25/34	97,580
143,000		Residential Funding Mortgage Sec I, 5.750%, due 09/25/34	143,522
581,144		Thornburg Mortgage Securities Trust, 2.531%, due 12/25/33	581,322
141,004		Washington Mutual, 6.000%, due 06/25/34	144,617
182,847		Wells Fargo Mortgage Backed Securities Trust, 2.681%, due 02/25/34	183,185
130,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	124,671
			4,544,074
		Total Collateralized Mortgage Obligations (Cost $7,298,929)	7,248,211

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
OTHER BONDS: 0.5%
		Sovereign: 0.5%
$29,118	@@	Brazilian Government Intl. Bond, 3.125%, due 04/15/12	$27,367
22,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	27,940
36,000	@@,S	Colombia Government Intl. Bond, 10.000%, due 01/23/12	40,950
59,000	@@	Dominican Republic, 9.040%, due 01/23/13	51,478
71,000	@@	Russian Federation, 5.000%, due 03/31/30	70,840
28,000	@@,S	Turkey Government Intl. Bond, 12.375%, due 06/15/09	34,860
14,000	@@,#	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	14,175
50,847	@@,S,XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	58,800
15,000	@@	Venezuela Government Intl. Bond, 8.500%, due 10/08/14	15,638
		Total Other Bonds (Cost $321,737)	342,048
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
25,000		City of New York NY, 5.000%, due 11/01/08	26,966
25,000		City of New York NY, 5.000%, due 11/01/11	27,300
25,000		City of New York NY, 5.000%, due 11/01/15	27,156
		Total Municipal Bonds (Cost $82,205)	81,422
		Total Long-Term Investments (Cost $62,388,209)	65,854,178

SHORT-TERM INVESTMENTS: 5.1%

	Repurchase Agreement: 5.1%
3,292,000	Morgan Stanley Repurchase Agreement 11/30/04, 2.070%, due 12/01/04, $3,292,189 to be received upon repurchase (Collateralized by $3,220,000 various U.S. Government Agency Obligation, 4.750%-5.250%, Market Value plus accrued interest $3,365,716, due 01/02/07-08/01/12)		3,292,000
	Total Short-Term Investments (Cost $3,292,000)		3,292,000
	Total Investments In Securities (Cost $65,680,209)*	107.5%	$69,146,178
	Other Assets and Liabilities-Net	(7.5)	(4,849,488)
	Net Assets	100.0%	$64,296,690

@  Non-income producing security

@@  Foreign issuer

STRIP  Separate Trading of Registered Interest and Principal of Securities

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

W  When-issued or delayed delivery security.

S  Segregated securities for futures, when-issued or delayed delivery securities held at November 30, 2004.

I  Illiquid security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

XX  Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund's valuation procedures.

**  Defaulted security

*  Cost for federal income tax purposes is $65,725,180. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,643,604
Gross Unrealized Depreciation	(1,222,606)
Net Unrealized Depreciation	$3,420,998

Information concerning open futures for ING Equity and Bond Fund at November 30, 2004 is shown below:

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
U.S. 2 Year Treasury Note	3	$(630,797)	01/05/05	$595
U.S. 10 Year Treasury Note	10	(1,114,531)	12/30/04	10,731
		$(1,745,328)		$11,326
Long Contracts
U.S. Long Bond	7	$777,656	12/30/04	$(4,285)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING REAL ESTATE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 93.2%
		Apartments: 19.0%
99,600	L	Apartment Investment & Management Co.	$3,622,452
338,100	L	Archstone-Smith Trust	12,340,650
102,600	L	AvalonBay Communities, Inc.	7,294,860
154,500	L	Camden Property Trust	7,575,135
60,200	L	Essex Property Trust, Inc.	4,847,906
30,000	L	Post Properties, Inc.	1,023,000
424,500		United Dominion Realty Trust, Inc.	9,759,255
			46,463,258
		Diversified: 8.0%
127,100	@	American Campus Communities, Inc.	2,656,390
204,000		Liberty Property Trust	8,364,000
116,600		Vornado Realty Trust	8,570,100
			19,590,490
		Health Care: 2.0%
385,800		Omega Healthcare Investors, Inc.	4,826,358
			4,826,358
		Hotels: 5.0%
465,500		Host Marriott Corp.	7,289,730
81,100		LaSalle Hotel Properties	2,489,770
167,800		Strategic Hotel Capital, Inc.	2,533,780
			12,313,280
		Office Property: 21.7%
205,000		Arden Realty, Inc.	7,380,000
199,100		Boston Properties, Inc.	11,981,838
176,650		Corporate Office Properties Trust SBI MD	4,907,337
54,000		Mack-Cali Realty Corp.	2,361,960
277,800		Maguire Properties, Inc.	7,308,918
85,400		Prentiss Properties Trust	3,193,106
150,100	L	SL Green Realty Corp.	8,650,263
439,000		Trizec Properties, Inc.	7,230,330
			53,013,752
		Regional Malls: 18.5%
70,900		CBL & Associates Properties, Inc.	5,196,261
182,900		General Growth Properties, Inc.	6,275,299
140,100	L	Macerich Co.	8,509,674
198,900		Mills Corp.	11,806,704
214,800		Simon Property Group, Inc.	13,334,784
			45,122,722
		Shopping Centers: 10.3%
148,400		Acadia Realty Trust	2,248,260
164,900	L	Developers Diversified Realty Corp.	7,098,945
122,400		Pan Pacific Retail Properties, Inc.	7,258,320
166,700		Regency Centers Corp.	8,668,400
			25,273,925
		Storage: 1.0%
173,300		Extra Space Storage, Inc.	2,408,870
			2,408,870

Shares			Value
		Warehouse: 7.7%
207,279	L	Catellus Development Corp.	$6,508,561
305,200		ProLogis	12,278,196
			18,786,757
		Total Real Estate Investment Trust (Cost $173,275,454)	227,799,412
COMMON STOCK: 5.1%
		Hotels and Motels: 5.1%
238,700	L	Starwood Hotels & Resorts Worldwide, Inc.	12,481,623
		Total Common Stock (Cost $8,829,008)	12,481,623
		Total Long-Term Investments (Cost $182,104,462)	240,281,035
Principal Amount			Value

SHORT-TERM INVESTMENTS: 3.7%

	Securities Lending CollateralCC: 3.7%
$9,043,070	The Bank of New York Institutional Cash Reserves Fund		9,043,070
	Total Short-Term Investments (Cost $9,043,070)		9,043,070
	Total Investments In
	Securities (Cost
	$191,147,532)*	102.0%	$249,324,105
	Other Assets and Liabilities-Net	(2.0)	(4,954,005)
	Net Assets	100.0%	$244,370,100

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $189,916,706. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$59,407,399
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$59,407,399

See Accompanying Notes to Financial Statements

(THIS PAGE INTENTIONALLY LEFT BLANK)

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180.

Domestic Equity and Income Funds

ING Balanced Fund
ING Convertible Fund
ING Equity and Bond Fund
ING Equity Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds

ING Disciplined LargeCap Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund
ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING Value Opportunity Fund

Fixed Income Funds

ING GNMA Income Fund
ING Government Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Science and Technology Fund
ING Worldwide Growth Fund

International Equity Funds

ING Emerging Countries Fund
ING Foreign Fund
ING International Fund
ING International Growth Fund
ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Aeltus Money Market Fund
ING Classic Money Market Fund
ING Lexington Money Market Trust
ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Balanced Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Income Fund

*  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrants use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrants' website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov.

Information regarding how the Registrants voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrants' website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrants' Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert
1775 I Street, N.W.
Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

PRSAR-UFDEABCMO (1104-012805)

Funds

Semi-Annual Report

November 30, 2004

Classes I and Q

Domestic Equity Growth Funds	Domestic Equity And Income Funds

■ ING Disciplined LargeCap Fund	■ ING Convertible Fund

■ ING LargeCap Growth Fund	■ ING Equity and Bond Fund

■ ING MidCap Opportunities Fund	■ ING Real Estate Fund

■ ING SmallCap Opportunities Fund

Domestic Equity Value Funds

■ ING LargeCap Value Fund

■ ING MagnaCap Fund

■ ING MidCap Value Fund

■ ING SmallCap Value Fund

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

  Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.

Just go to www.ingfunds.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT'S LETTER

Dear Shareholder:

The past year has brought about numerous changes in the mutual funds industry, including requests for additional disclosures. I would like to draw your attention to some additional information you will now see in the reports due, in part, to these new requirements:

•  You will see a new section entitled "Shareholder Expense Examples". These examples are intended to illustrate for you the ongoing costs of investing in a mutual fund and to provide a method to compare those costs with the ongoing costs of investing in other mutual funds.

•  In addition to the normal performance tables included in the Portfolio Managers' Reports, there are now additional graphical or tabular presentations, which illustrate the current holdings of the funds as of the period-end.

•  Each fund now also files its complete schedule of portfolio holdings with the Securities Exchange Commission ("SEC") for the first and third quarters of each fiscal year on
Form N-Q. These Forms are available for shareholders to view on the SEC's website at www.sec.gov.

We welcome these changes and believe that they will provide valuable information to our shareholders. We hope you will find these additional disclosures beneficial and easy to understand.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in 2005 and beyond.

Sincerely,

James M. Hennessy

President

ING Funds

January 25, 2005

JAMES M. HENNESSY

1

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2004

Two months prior to the start of our fiscal year, the economic outlook had changed radically. On April 2, 2004, a very bullish U.S. employment report had sparked a few days of euphoria that vanished as it became clear that as the job market tightens, inflation picks up and rising interest rates cannot be far away. This was followed up with another strong report in May and by mid-month major stock and bond markets had negative returns for 2004. Markets were off their lows as we started our half year and in this period, as we shall see below, sentiment would undergo two more major reversals, accompanied by record-breaking market movements.

Global equities added 9.0% from the end of May through November according to the Morgan Stanley Capital International ("MSCI") World Index(1) in dollars including net dividends, just under half due to dollar weakness. Among currencies, the euro, yen and pound all gained on the dollar, although the pendulum swung back and forth. Ultimately, the dollar succumbed to record U.S. trade deficits, and latterly, to fears that non-U.S. investors might diversify out of U.S. financial assets. By the end of November 2004, the euro had gained 8.9% and a new all time record against the dollar. The yen rose 6.2% to a level not seen since early 2000, while the pound stood 4.2% higher at a remarkable 12-year peak. On a trade-weighted basis, the dollar plumbed 9-year lows.

Investment grade U.S. fixed income classes initially bore the brunt of fears of a new cycle of rising interest rates from multi-decade low levels, as evidence mounted that inflation was on the rise. In the six months ended November 30, 2004, the Federal Open Market Committee (FOMC) would increase the Federal Reserves Funds rate four times to 2.0%, even as the economy clearly decelerated again. During this time, the total return of the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds was 3.8%. High yield bonds fared comparatively well, the Lehman Brothers U.S. Corporate High Yield Bond Index(3) returning 9.6% for the six months. In a similar vein there was a notable flattening of the yield curve, as short-term interest rates marched up in anticipation of continued monetary tightening, while bond yields ignored this and fell in the face of mostly tame economic data. For the six months, the yield on 10-year Treasury Notes fell by 30 basis points to 4.4%, but the yield on 13-week Treasury Bills rose 113 basis points to 2.2%.

The U.S. equities market in the form of the Standard & Poor's ("S&P") 500 Index(4) rose 5.7% including dividends in the six months ended November 30, 2004. At that point the market was trading at a price to earnings ("P/E") level of just under 16 times 2005 estimated earnings. As mentioned above, strong monthly employment reports from April 2004 set the tone. After an initial scare about the rise in interest rates that this implied, investors regained their nerve and as the Federal Reserve embarked on its tightening cycle at the end of June the market was challenging its best levels of 2004. And yet in the week before the increase the wind seemed to shift again with some unexpectedly downbeat economic releases. From July through October 2004, the employment reports were neutral to shockingly weak, while oil prices continued their rise, peaking on Friday, October 22 at 41% above end of May 2004 levels. This effective deflationary "tax" on worldwide consumers troubled equity markets, and the S&P 500 Index reached its lowest point of 2004 on August 12. From there, however, oil prices retreated by 13% and that, combined with a clear election result, perceived to be business and shareholder friendly, plus a new, powerful employment report, caused sentiment to shift yet again. By the end of November, the S&P 500 Index had breached levels not seen since before September 11, 2001, bolstered by an upward revision to third quarter gross domestic product ("GDP") growth to 3.9%.

In international equities markets, for the six months ended November 30, 2004, Japan rose 4.8% in dollars, according to the MSCI Japan Index(5) with net dividends, but fell 2.6% in yen. At that point, stocks were trading at nearly 16 times 2005 estimated earnings. Initially encouraged by surprisingly strong, export led, 6.1% first quarter GDP growth, investors became disillusioned by a likely slow down in China, rising oil prices and a slumping dollar. By the third quarter, GDP growth had fallen to a depressingly flat 0.1%.

Meanwhile, European excluding ("ex") UK markets gained 15.5% in dollars, about five-eighths due to dollar weakness, according to the MSCI Europe ex UK Index(6) with net dividends. In local currency terms, the region's markets reached a 28-month high during November 2004, and were then trading on average at just over 13 times 2005 estimated earnings. Growth in this region is held back by weak domestic demand, restrained by 8.9% unemployment in inflexible labor markets. This region's main attraction is its relative

2

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2004

cheapness; the concern is the fragility of this picture, given its export dependency.

The UK market rose 12.1% in dollars between May and November 2004, based on the MSCI UK Index(7) with net dividends. In pounds, the market rose 7.5%, attaining the highest mark since mid-2002, and traded at about 161/2 times 2005 estimated earnings. Unlike Continental Europe, the UK economy strains at full employment, with over-committed, property owning consumers, enriched (at least in their own minds), by a housing price bubble. The Bank of England has been trying, with five interest rate increases since November 2003, to cool demand and by the end of November seemed to be succeeding.

(1)  The MSCI World Index measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3)  The Lehman Brothers U.S. Corporate High Yield Bond Index is generally representative of corporate bonds rated below investment-grade.

(4)  The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5)  The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

ING DISCIPLINED LARGECAP FUND

PORTFOLIO MANAGERS' REPORT

The ING Disciplined LargeCap Fund (the "Fund") seeks capital appreciation. The Fund is managed by a team of investment professionals led by Hugh T.M. Whelan Sr., CFA, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 7.56% compared to the Standard & Poor's ("S&P") 500 Index(4), which returned 5.67% for the same period.

Portfolio Specifics: Performance benefited from good stock selection. Sector allocation, market timing, and other macro themes played no significant role in the Fund's outperformance of its benchmark.

Relative performance during the first five months of this period was positive, but somewhat restrained. The market headed down going into August weighed by oil's ascent and the beginning of a season full of large events, such as the Olympics and the Democratic and Republican conventions, which were perceived to be prime targets for terrorists. As each potential disaster passed without incident, the market slowly drifted up, until by the end of October it was roughly back to where it had started. Throughout this period, we incrementally added value, especially in the information technology and health care sectors. Stock selection in these sectors was helped by our model's earnings quality and valuation factors. Price momentum and other market recognition factors were detrimental to security selection in these sectors. Security selection during this time was weakest in the financials sector where historically successful factors, such as earnings momentum and earnings surprise, failed to provide positive guidance.

A market catalyst emerged after the election. In November, the S&P 500 Index returned a robust 4.1%, and we generated as much outperformance in November as we did in the preceding five months. The markets seemed to ease its concern over macro fears and concentrate more on individual stock stories. Like the first five months of the reporting period, stock selection within the health care and information technology sectors was particularly successful. However, this time the factors that proved to be the strong indicators of performance were market recognition factors, such as price momentum and analyst estimate revision. Factors that tended not to work as well were those that monitor management behavior, such as capital expenditures intensity. Stock selection in November was weakest in the industrial sector.

For the full six-month performance period, roughly half our outperformance came in November and the other half was spread out over the preceding five months. We had strong stock selection in the health care and information technology sector and weak stock selection in the financial and industrial sectors.

Current Strategy and Outlook: Our strategy going forward is to continue our focus on bottom-up stock selection using the criteria of positive business momentum, valuation, and market recognition. The Fund is overweight in the consumer discretionary and energy sectors and underweight in the industrials and financials sectors. However, our overall sector exposures are a result of our bottom-up stock picking and are by design quite close to the S&P 500 Index so that nearly all of our relative performance is driven by individual stock selection.

The outlook for equities is positive with third calendar quarter earnings hitting seventeen percent and the non-farm payroll report almost double expectations. The Federal Reserve signaled its intentions to continue with its "measured" increase in rates and in November lifted the fed funds rate to 2.00%, still considered to be accommodative. Robust corporate profits, strong jobs numbers and inflation fighting Federal Reserve all bode well for equities.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Exxon Mobil Corp.	3.7%
General Electric Co.	3.1%
Microsoft Corp.	2.6%
Johnson & Johnson	2.5%
American International Group, Inc.	2.5%
International Business Machines Corp.	2.4%
Procter & Gamble Co.	2.1%
Citigroup, Inc.	2.0%
Wal-Mart Stores, Inc.	2.0%
Pfizer, Inc.	1.9%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

4

PORTFOLIO MANAGERS' REPORT  ING DISCIPLINED LARGECAP FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception December 30, 1998
Class I	13.90%	(2.97)%	(0.35)%
S&P 500 Index(1)	12.85%	(1.84)%	0.70	%(2)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING Disciplined LargeCap Fund against the S&P 500 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(2) Since inception performance for index is shown from January 1, 1999.

5

ING LARGECAP GROWTH FUND

PORTFOLIO MANAGERS' REPORT

The ING LargeCap Growth Fund (the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of large U.S. companies. The Fund is managed by Andrew J. Shilling, CFA, Senior Vice President, Partner and Equity Portfolio Manager, Wellington Management Company, LLP - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class Q shares provided a total return of 0.48% compared to the Russell 1000 Growth Index(4) and the Standard & Poor's ("S&P") 500 Index(5), which returned 0.81% and 5.67%, respectively, for the same period.

Portfolio Specifics: The summer of 2004 weakness in equities was a result of investor focus on several concerns: a softening economy, uncertainty over presidential elections, continued violence in Iraq, and worries of potential terrorist strikes during the political conventions or the Olympics. By fall, many of these worries had been mitigated and America remained free of terrorist attacks. The economy seemed to be moving forward despite record high oil prices. Equity markets generally rallied beginning in September, resulting in positive performance for the six month period.

In this volatile environment, the Fund maintained its focus on stock selection. Wireless handheld device maker Research In Motion Ltd., the top positive contributor to absolute Fund returns, benefited from the introduction of an appealing new messaging and communication device and a software agreement with cell phone giant Nokia Corp. Internet media company Yahoo!, Inc. also boosted results on favorable trends for online advertising and paid search, while online auctioneer eBay, Inc., a consumer discretionary stock, rose on strong international growth and accelerating PayPal metrics.

Unfavorable performance from Apollo Group, Inc. and a handful of health care stocks contributed to the Fund's relative underperformance during the period. Post-secondary educator Apollo Group, Inc., the bottom contributor on a relative basis, declined on negative news flow for the industry and questions regarding its recruitment practices. In the health care sector, pharmaceuticals were generally weak during the period. Of our holdings, Eli Lilly & Co. and AstraZeneca PLC were particularly weak. AstraZeneca PLC's weakness was driven mainly by FDA concerns about negative side effects of Exanta, a blood thinning drug in the company's product pipeline. Drug distributor Cardinal Health, Inc., which was held during the period, was hurt by an investigation of accounting practices.

Current Strategy and Outlook: Though we believe that the economy will exhibit moderate growth over the intermediate term, we are somewhat challenged to aptly forecast the near-term macroeconomic environment. On the one hand, gross domestic product (GDP) rose at a 3.9% annualized rate in the third calendar quarter of 2004, manufacturing indicators continue to show strength, and interest rates are relatively low. On the other hand, employment growth remains somewhat sluggish, the Federal Reserve continues to raise short-term interest rates, and oil prices remain high. Elevated energy prices, particularly if they persist or rise in the coming months, could serve to restrain corporate spending and/or curtail consumer consumption. In this uncertain environment, we continue to emphasize competitively-advantaged, share-gaining industry leaders that should perform well in most economic scenarios. Our strategy is to build a diversified portfolio on a stock-by-stock basis, identifying companies with sustainable strong revenue and cash flow growth.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Research In Motion Ltd.	5.6%
Apollo Group, Inc.	5.1%
Yahoo!, Inc.	5.1%
Countrywide Financial Corp.	4.9%
Guidant Corp.	4.6%
eBay, Inc.	4.5%
Dell, Inc.	4.1%
Electronic Arts, Inc.	3.7%
AstraZeneca PLC ADR	3.4%
First Data Corp.	3.3%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

6

PORTFOLIO MANAGERS' REPORT  ING LARGECAP GROWTH FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception of Class I January 8, 2002		Since Inception of Class Q July 21, 1997
Class I	9.81%	-	(3.81)%		-
Class Q	9.62%	(10.74)%	-		6.27%
Russell 1000 Growth Index(1)	5.83%	(8.19)%	(1.49	)%(3)	1.24	%(4)
S&P 500 Index(2)	12.85%	(1.84)%	2.51	%(3)	4.44	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Growth Fund against the Russell 1000 Growth Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(2) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(3) Since inception performance for index is shown from January 1, 2002.

(4) Since inception performance for index is shown from August 1, 1997.

7

ING MIDCAP OPPORTUNITIES FUND

PORTFOLIO MANAGERS' REPORT

The ING MidCap Opportunities Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 5.19% compared to the Russell MidCap Growth Index(4) and the Russell MidCap Index(5), which returned 5.68% and 11.09%, respectively, for the same period.

Portfolio Specifics: The Fund slightly underperformed the Russell MidCap Growth Index as unfavorable sector allocation was offset by good stock selection. A substantial overweight in the energy sector combined with strong stock selection was a major positive factor, as was the industrial sector where superior stock selection more than offset unfavorable sector allocation. With energy prices likely to settle for a period around the $40 price level, we believe that share prices remain attractive in that sector. The health care sector hurt performance most as asset allocation and poor stock selection united to negatively impact results. Stocks that contributed to performance during the past six months were Harman Intl. Industries, Inc., CACI Intl., Inc., and Adobe Systems, Inc., while Omnicare, Inc., Broadcom Corp., and NBTY, Inc., which were all previously held, performed poorly and detracted from results.

Energy represents the most heavily overweighted sector relative to the Russell MidCap Growth Index, while technology remains as the most underweighted. This is an indication as to where the Fund's managers believe the best earnings growth will be found in 2005. The latter sector was reduced sharply during the past six months as profits were taken in successful investments, while several unsuccessful technology positions were sold. The exposure to health care remains above the benchmark as we believe that following a period of difficult earnings comparisons and potential "headline risk" from new product failures, the sector offers above- average potential. Overall, we believe that the Fund is well positioned for the 2005 investment environment we see ahead.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits and inflation. Given our positive economic outlook for the remainder of 2004 and into 2005, we believe that the market is reasonably valued and able to provide positive returns during the coming year. However, our stock selection process is primarily based on a combination of positive earnings growth, relative price strength and reasonable valuation and, as such, is not dependent upon our market or economic outlook.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Adobe Systems, Inc.	2.1%
Harman Intl. Industries, Inc.	2.1%
Coach, Inc.	2.1%
Mohawk Industries, Inc.	2.0%
Avid Technology, Inc.	2.0%
Rockwell Automation, Inc.	1.8%
Chesapeake Energy Corp.	1.8%
St. Jude Medical, Inc.	1.8%
CACI Intl., Inc.	1.7%
Sonic Corp.	1.7%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

8

PORTFOLIO MANAGERS' REPORT  ING MIDCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception of Class I August 20, 1998		Since Inception of Class Q April 4, 2000
Class I	6.92%	(4.58)%	9.60%		-
Class Q	6.76%	-	-		(9.48)%
Russell MidCap Growth Index(1)	11.40%	(1.15)%	8.40	%(3)	(8.39	)%(4)
Russell MidCap Index(2)	18.76%	8.51%	12.27	%(3)	5.01	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING MidCap Opportunities Fund against the Russell MidCap Growth Index and the Russell MidCap Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell MidCap Growth Index consists of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values with greater than average growth orientation.

(2) The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(3) Since inception performance for index is shown from September 1, 1998.

(4) Since inception performance for index is shown from April 1, 2000.

9

ING SMALLCAP OPPORTUNITIES FUND

PORTFOLIO MANAGERS' REPORT

The ING SmallCap Opportunities Fund (the "Fund") seeks capital appreciation. The Fund is managed by a team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 8.08% compared to the Russell 2000 Growth Index(4) and the Russell 2000 Index(5), which returned 7.88% and 12.18%, respectively, for the same period.

Portfolio Specifics: Strong stock selection was able to overcome disappointing results from our sector allocation, providing a return for the six months ended November 30, 2004 that was in line with the Fund's benchmark. The divergence in performance among sectors was very wide during this period. Compared to the benchmark technology experienced very positive results, but these gains were more than offset by disappointing performance in the health care sector. Strong contributors in technology included Cognizant Technology Solutions, Micros Systems, Inc., and Silicon Image, Inc. However, the problems among several small health care-related companies, including previously held Ligand Pharmaceuticals, Martek Biosciences Corp., and Accredo Health, Inc. had a severely negative impact. The energy sector contributed to the favorable results due to a combination of good sector weighting decisions and strong stock selection, including Southwestern Energy Co. Favorable stock selections in the consumer discretionary sector, such as Penn National Gaming, Inc. and Dick's Sporting Goods, Inc., also helped performance. Lack of exposure to the strongly performing materials sector detracted from performance.

The sector weightings remained relatively unchanged during the June to November 2004 period. The consumer discretionary sector is the Fund's largest position and represents a substantial overweighting versus the benchmark. As is often the case in small-cap growth portfolios, consumer discretionary, technology, and health care remain the three largest sectors, representing about 70% of the entire Fund versus about 65% of the benchmark. There is a high level of industry diversification within these sectors, but they remain the growth areas of the economy. On the other hand, industrials are the most heavily underweighted sector in the Fund, where a lack of earnings growth and relative price strength has made security selection challenging.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits, and inflation. Given our positive economic outlook, we believe that the market is reasonably valued and able to provide positive returns during the coming year.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Southwestern Energy Co.	3.0%
Shuffle Master, Inc.	2.8%
Cognizant Technology Solutions Corp.	2.6%
Ishares Russell 2000 Growth Index Fund	2.6%
Avid Technology, Inc.	2.5%
Amsurg Corp.	2.4%
SCP Pool Corp.	2.4%
Station Casinos, Inc.	2.3%
Inamed Corp.	2.3%
Pediatrix Medical Group, Inc.	2.2%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

10

PORTFOLIO MANAGERS' REPORT  ING SMALLCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception of Class I April 1, 1999	Since Inception of Class Q April 4, 2000
Class I	3.10%	(8.86)%	2.38%	-
Class Q	2.78%	-	-	(14.14)%
Russell 2000 Growth Index(1)	10.83%	(1.09)%	2.83%	(6.34	)%(4)
Russell 2000 Index(2)	17.26%	8.29%	9.98%	4.88	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Opportunities Fund against the Russell 2000 Growth Index and the Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(2) The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Fund normally invests in small-cap companies that the portfolio managers feel have above average prospects for growth. The Russell 2000 Growth Index tracks the performance of small-cap growth companies.

(4) Since inception performance for index is shown from April 1, 2000.

11

ING LARGECAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING LargeCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the period from August 2, 2004(1) to November 30, 2004, the Fund's Class I shares provided a total return of 6.42% compared to the Russell 1000 Value Index(3)(4) and the Russell 1000 Index(3)(5), which returned 10.00% and 7.83%, respectively, for the period.

Portfolio Specifics: While energy prices increased substantially during the period ended November 30, 2004, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third calendar quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0%. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index gained 5.92%, while the small-cap Russell 2000 Index(9) climbed 12.18%, suggesting that returns for large caps trailed returns for small caps during the period. Among large caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell 1000 Value Index advanced 11.01%, for example, the Russell 1000 Growth Index(10) gained only 0.81%.

The Fund underperformed the Russell 1000 Value Index, but outperformed the Russell 1000 Index. For the Fund, a majority of holdings posted advances. Gains for positions in industries such as diversified telecom services, oil and gas, and tobacco made the most substantial contributions to returns. Strong performers in these industries included Sprint Corp., El Paso Corp. and Altria Group, Inc.

Returns for holdings in pharmaceuticals were mixed during the period, with Wyeth and Schering-Plough Corp. advancing, while positions such as Merck & Co., Inc. and Pfizer, Inc. declined. On a stock-by-stock basis, declines for positions in Merck & Co., Inc., Micron Technology, Inc., and Safeway, Inc. were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the period, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the insurance industry increased, while exposure to the diversified telecom services industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding large-cap U.S. stocks in particular. Instead, we remain focused on purchasing large-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

(1)  Commencement of operations for Class I

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Merck & Co, Inc.	4.0%
Schering-Plough Corp.	4.0%
Safeway, Inc.	4.0%
BellSouth Corp.	3.9%
Kroger Co.	3.8%
Pfizer, Inc.	3.6%
Bristol-Myers Squibb Co.	3.5%
Ford Motor Co.	3.5%
Albertson's, Inc.	3.5%
SBC Communications, Inc.	3.5%

Portfolio holdings are subject to change daily.

12

PORTFOLIO MANAGERS' REPORT  ING LARGECAP VALUE FUND

Cumulative Total Returns for the Periods Ended November 30, 2004

	Since Inception of Class I August 2, 2004
Class I	6.42%
Russell 1000 Value Index(1)	10.00	%(3)
Russell 1000 Index(2)	7.83	%(3)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Value Fund against the Russell 1000 Value Index and the Russell 1000 Index. The Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(2) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(3) Since inception performance for the index is shown from August 1, 2004.

(4) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(6) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(7) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth.

13

ING MAGNACAP FUND

PORTFOLIO MANAGERS' REPORT

The ING MagnaCap Fund (the "Fund") seeks growth of capital, with dividend income as a secondary consideration. The Fund is managed by a team of investment professionals led by William F. Coughlin, CFA, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 7.28% compared to the Russell 1000 Value Index(5) and the Russell 1000 Index(6), which returned 11.01% and 5.92%, respectively, for the same period.

Portfolio Specifics: A combination of sector allocation and disappointing stock selection caused the Fund to underperform its Russell 1000 Value Index benchmark during the past six months. With respect to the Fund's sector allocation, an overweighted position in the poorly performing health care sector had a negative impact on performance as Merck & Co., which was previously held, and Pfizer, Inc. were two of the Fund's worst performing positions. Partially offsetting this weakness, however, was an important overweighting of the energy sector where Apache Corp., Halliburton Co., and ChevronTexaco Corp. made positive contributions. Overall, our holdings in the financial services sector had the most impact on relative results as American Intl. Group, Washington Mutual, Inc. and Morgan Stanley all declined during the period.

There were no major sector changes over the last six months. The largest sector exposure in the Fund remains financial services at approximately 34% of total assets. While this appears to be a relatively high level for a single sector, the Russell 1000 Value Index has a weighting of nearly 33%, so the Fund is relatively in line with its benchmark. Consumer staples continues to the most heavily overweighted sector relative to the benchmark, while technology is the most underweighted. Overall, the Fund's sector weightings have remained sensitive to the weightings of the underlying benchmark as a means of controlling the overall risk and volatility of the Fund's returns.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits, and inflation. Given our positive economic outlook, we believe that the market is reasonably valued and able to provide positive returns during the coming year.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

ChevronTexaco Corp.	3.8%
Bank of America Corp.	3.7%
General Dynamics Corp.	3.6%
Altria Group, Inc.	3.6%
Exxon Mobil Corp.	3.4%
Wells Fargo & Co.	3.3%
Nestle SA ADR	3.1%
BP PLC ADR	3.0%
Fannie Mae	3.0%
Merrill Lynch & Co, Inc.	3.0%

Portfolio holdings are subject to change daily.

14

PORTFOLIO MANAGERS' REPORT  ING MAGNACAP FUND

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Class I March 5, 2003
Class I	14.65%	25.86%
Russell 1000 Value Index(1)	19.67%	28.14	%(3)
Russell 1000 Index(2)	12.66%	23.83	%(3)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING MagnaCap Fund against the Russell 1000 Value Index, Russell 1000 Index and the S&P Barra Value Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(2) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(3) Since inception performance for index is shown from March 1, 2003.

(4) Since inception performance for index is shown from December 1, 1999.

15

ING MIDCAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING MidCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Mid Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 6.15% compared to the Russell MidCap Value Index(4) and the Russell MidCap Index(5), which returned 15.09% and 11.09%, respectively, for the same period.

Portfolio Specifics: While energy prices increased substantially during the period, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0% as of period end. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index(9) gained 5.92% while the Russell Midcap Index climbed 11.09%, suggesting that returns for large caps trailed returns for mid caps during the period. Among mid caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell Midcap Value Index advanced 15.09%, for example, the Russell Midcap Growth Index(10) gained only 5.68%.

For the Fund, a majority of holdings posted advances; however, the Fund still underperformed its benchmarks. Gains for positions in the oil and gas, tobacco, and chemicals industries made the most substantial contributions to returns. Strong performers in these industries included El Paso Corp., Loews Corp. - Carolina Group, and RPM International, which was sold during the period.

Returns for positions in the auto components industry were mixed, with Goodyear Tire & Rubber Co. advancing while Visteon Corp. declined. On a stock-by-stock basis, declines for positions in Tommy Hilfiger Corp. and Winn-Dixie Stores, Inc. were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the six-month period ended November 30, 2004, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the health care providers & services industry increased, while exposure to the chemicals industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding mid-cap U.S. stocks in particular. Instead, we remain focused on purchasing mid-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Agere Systems, Inc.	4.2%
Goodyear Tire & Rubber Co.	4.1%
UnumProvident Corp.	4.0%
Unisys Corp.	4.0%
El Paso Corp.	3.4%
Synopsys, Inc.	3.4%
Tenet Healthcare Corp.	3.3%
Visteon Corp.	3.2%
Loews Corp.	3.2%
3Com Corp.	3.1%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

16

PORTFOLIO MANAGERS' REPORT  ING MIDCAP VALUE FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	Since Inception of Class I March 4, 2002		Since Inception of Class Q April 17, 2002
Class I	19.07%	8.18%		-
Class Q	18.28%	-		6.76%
Russell MidCap Value Index(1)	24.23%	14.39	%(3)	13.21	%(4)
Russell MidCap Index(2)	18.76%	12.32	%(3)	11.48	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING MidCap Value Fund against the Russell MidCap Value Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell Midcap Value Index is an unmanaged index that measures the performance of Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(2) The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(3) Since inception performance for index is shown from March 1, 2002.

(4) Since inception performance for the index is shown from May 1, 2002.

(5) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(6) The S&P 500 Index is an unmanaged index that measures the performance of securities in approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(7) The Russell 1000 Index measures the performance of the 1000 largest in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(8) The Russell MidCap Growth Index consists of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values with greater than average growth orientation.

17

ING SMALLCAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING SmallCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Small Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 6.68% compared to the Russell 2000 Value Index(4) and the Russell 2000 Index(5), which returned 16.35% and 12.18%, respectively, for the same period.

Portfolio Specifics: While energy prices increased substantially during the period, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third calendar quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0% as of period end. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index(9) gained 5.92%, while the small-cap Russell 2000 Index climbed 12.18%, suggesting that returns for large caps trailed returns for small caps during the period. Among small caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell 2000 Value Index advanced 16.35%, for example, the Russell 2000 Growth Index(10) gained only 7.88%.

For the Fund, a majority of holdings posted advances; however, the Fund still underperformed its benchmarks. Gains for positions in industries such as household durables, computers and peripherals, and chemicals made the most substantial contributions to returns. Strong performers in these industries included American Greetings Corp., Gateway, Inc., and PolyOne Corp.

Holdings in food & staples retailing and in specialty retail declined. On a stock-by-stock basis, declines for positions in Winn-Dixie Stores, Inc., Tommy Hilfiger Corp., and Interstate Bakeries Corp. – which was sold during the period – were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the six-month period ended November 30, 2004, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the textiles, apparel & luxury goods industry increased, while exposure to the machinery industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding small-cap U.S. stocks in particular. Instead, we remain focused on purchasing small-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Visteon Corp.	3.4%
Winn-Dixie Stores, Inc.	3.3%
Playtex Products, Inc.	3.3%
Payless Shoesource, Inc.	3.1%
Wellman, Inc.	3.0%
Delta Air Lines, Inc.	3.0%
Cincinnati Bell, Inc.	2.9%
Kemet Corp.	2.9%
Dillard's, Inc.	2.9%
Sensient Technologies Corp.	2.8%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

18

PORTFOLIO MANAGERS' REPORT  ING SMALLCAP VALUE FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	Since Inception of Class I March 7, 2002		Since Inception of Class Q April 30, 2002
Class I	22.33%	16.81%		-
Class Q	22.04%	-		14.74%
Russell 2000 Value Index(1)	23.71%	16.30	%(3)	12.68	%(4)
Russell 2000 Index(2)	17.26%	12.96	%(3)	10.11	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Value Fund against the Russell 2000 Value Index and Russell 2000 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(2) The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) Since inception performance for index is shown from March 1, 2002.

(4) Since inception performance for index is shown from May 1, 2002.

(5) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(6) The S&P 500 Index is an unmanaged index that measures the performance of securities in approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(7) The Russell 1000 Index measures the performance of the 1000 largest in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(8) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

19

ING CONVERTIBLE FUND

PORTFOLIO MANAGERS' REPORT

The ING Convertible Fund (the "Fund") seeks maximum total return, consisting of capital appreciation and current income. The Fund is managed by a team of investment professionals led by Anuradha Sahai, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class Q shares provided a total return of 3.93% compared to the Merrill Lynch All Convertibles Excluding Mandatory All Qualities ("ML Convertible") Index(4) and the First Boston Convertible Index(5), which returned 4.13% and 3.79%, respectively, for the same period.

Portfolio Specifics: The Fund slightly underperformed its benchmark index (the "ML Convertible Index") and comparable mutual funds for the six months ended November 30, 2004. The Fund was relatively defensively positioned versus its peer group, as well as the Index at the beginning of the six-month period. The barbell approach adopted earlier in the year, with heavier weights in more defensive bond-like higher income names, along with some equity sensitive names having good fundamentals, helped the Fund participate more during the rallies.

The technology sector was the driver of the majority of the gains in the convertible market due to its heavy weight in the ML Convertible Index. The Fund lagged due to underweighting in this sector versus the benchmark. Slight overweighting and security selection aided the Fund in beating the benchmark handily in the energy sector, which was a strong performing sector in the Fund. Security selection was the major driver of performance in the consumer discretionary, transportation, and health care sectors as well. An overweight sensitivity in the materials sector also benefited performance. This was offset by significant underperformance in telecommunications, due to pronounced underperformance of Primus Telecommunications Group, Inc. (3.750%, due 09/15/10), which the Fund has since sold. The Fund also underperformed in the industrial sector due to a couple of names not meeting third-quarter earnings expectations. We believe the investment thesis for these companies remains intact and that the market has overreacted. Financials were affected negatively due to overexposure to insurers, which were first affected by hurricanes and then by the announcement of investigations into their sales practices.

Current Strategy and Outlook: With the continued redemption of higher interest bond-like convertibles, as well as the continued new issuance of more equity-like convertibles, the convertible market has taken on more equity sensitivity than witnessed in the last couple of years. U.S. economic indicators continue to improve, but we believe that equity market valuations will improve more modestly going into 2005. A weak dollar, combined with relatively high oil prices, could still act as a damper to economic growth going forward. Inflationary fears, along with geopolitical concerns, decrease the visibility for the financial markets going into next year.

As the equity markets have rallied and with spreads tight, the Fund has since shifted from the barbell approach to a more middle of the road stance with most of its weighting in total return convertibles with neither a pure bond-like tilt, nor a pure equity tilt.

In these volatile times, we believe convertible securities are attractive relative to comparable asset classes due to their bond floor downside protection, while providing equity-like upside participation. Despite the fear of higher rates, strong balance sheets and lower default risk should keep bond floors from dropping much. We continue to look for companies across the spectrum that will benefit from a gradually recovering economy as we expect the market will reward companies that typically profit in the recovery part of the cycle. A bottom-up approach, which relies on fundamental analysis and careful security selection within our broader top-down sector positioning strategy, continues to be the foundation for our investment decisions.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Electronics	3.6%
Pharmaceuticals	9.6%
Mining	4.3%
Telecommunications	6.3%
Miscellaneous Manufacturing	3.3%
Insurance	9.8%
Media	6.0%
Healthcare-Services	3.5%
Diversified Financial Services	5.7%
Oil and Gas	4.7%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

20

PORTFOLIO MANAGERS' REPORT  ING CONVERTIBLE FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception August 31, 1995
Class Q	6.99%	3.22%	11.87%
Merrill Lynch Convertible Index(1)	8.86%	4.31%	9.66	%(3)
First Boston Convertible Index(2)	8.63%	4.31%	8.97	%(3)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Convertible Fund against the Merrill Lynch Convertible Index and the First Boston Convertible Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Merrill Lynch Convertible Index is a market capitalization-weighted index including all non-mandatory domestic corporate convertible securities with at least an overall par of $50 million market value.

(2) The First Boston Convertible Index is an index representing the universe of convertible securities.

(3) Since inception performance for index is shown from September 1, 1995.

21

ING EQUITY AND BOND FUND

PORTFOLIO MANAGERS' REPORT

The ING Equity and Bond Fund (the "Fund") seeks a balance of long-term capital appreciation and current income. The equity portion of the Fund is managed by a team of investment professionals led by James A. Vail, CFA. The bond portion of the Fund is managed by a team of investment professionals led by James B. Kauffmann. Both are with ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class Q shares provided a total return of 3.20% compared to the Standard & Poor's ("S&P") 500 Index(4), the Lehman Brothers Aggregate Bond Index(5), and a Composite Index (60% S&P 500 Index / 40% Lehman Brothers Aggregate Bond Index), which returned 5.67%, 3.82% and 4.98%, respectively, for the same period.

Portfolio Specifics: Stock selection was the primary reason for the underperformance of the equity portion of the Fund for the six months ended November 30, 2004. Despite being underweight information technology, individual stocks, such as previously held NVIDIA Corp. and Corning, Inc., the Fund encountered company-specific disappointments and negatively impacted performance. Likewise in health care, individual disappointments in biotech and generic pharmaceuticals, specifically Chiron Corp. because of flu vaccine problems and Barr Pharmaceuticals, Inc. and Par Pharmaceuticals, Inc., which was held during the period, due to drug delays, hurt performance.

Performance was aided by our overweight in industrials where demand for a broad array of industrial and heavy duty truck components propelled sales and earnings ahead of expectations. Parker Hannifin Corp., Rockwell Automation, Inc., and Paccar, Inc. all contributed positively to results. The second best supporter of performance was our significant underweight in the consumer staples sector.

Our continuing exposure to emerging markets debt and crossover high yield issues contributed to the outperformance of the fixed income portion of the Fund. The Fund was well positioned for a rising rate environment in which yields of shorter maturities rise more than those of longer maturities. Our underweight in five- and ten-year maturities was particularly beneficial. Overweights in the outperforming securitized sectors -mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities - also helped. Our underweight in agencies held back performance somewhat.

Overall, our underweight in stocks in favor of cash and bonds detracted from performance.

Current Strategy and Outlook: With domestic gross domestic product and corporate profit growth expected to slow in the quarters ahead, we believe equity returns could also moderate as we go forward. The Fund is positioned for such an environment by stressing later cycle names in the industrial sector that benefit from late cycle corporate spending, such as General Electric Co. and United Technologies Corp. Additionally, we will be seeking individual companies whose particular fundamentals warrant inclusion in the Fund. These would include specialty and discount retailers within the consumer discretionary sector that would benefit from individual company- specific; for example, content providers to a new generation of video games appear ready to outperform. Finally, the Fund will likely maintain its energy exposure since we continue to believe higher relative prices are here to stay and the sector remains attractive.

While the bond market has renewed its focus on the improving economic releases, we do not believe that the yields on shorter maturity Treasuries fully reflect the future pace of economic activity and the rise in a number of inflation measures. Some projections place a neutral overnight rate around 4% or 5%, indicating that monetary policy is still highly accommodative. Tactically, the Fund is short duration in the anticipation of improving domestic economic fundamentals and the potential for increasing inflation and enduring dollar weakness. The Fund is neutral home mortgages, overweight asset-backed and commercial mortgage-backed securities, and underweight the intermediate and front-end of the yield curve, which appear most vulnerable in a tightening cycle. We are also underweight agencies, which had witnessed some regulatory criticism. While stretched valuations in investment-grade credit still warrant caution, credit continues to post positive excess returns. Exposures to emerging markets debt and crossover high yield remain intact.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Diversified Financial Services	9.2%
Whole Loan Collaterized Mortgage Obligation	7.1%
Banks	6.7%
U.S. Treasury Notes	4.9%
Federal Home Loan Mortgage Corporation	4.6%
Miscelaneous Manufacturing	4.6%
Oil and Gas	4.3%
Federal National Mortgage Association	3.9%
Chemicals	3.3%
Retail	3.0%

Portfolio holdings are subject to change daily.

22

PORTFOLIO MANAGERS' REPORT  ING EQUITY AND BOND FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception August 31, 1995
Class Q	6.73%	0.60%	7.33%
S&P 500 Index(1)	12.85%	(1.84)%	10.10	%(4)
Lehman Brothers Aggregate Bond Index(2)	4.44%	7.41%	6.89	%(4)
Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index)	9.50%	2.16%	9.18	%(4)
S&P Barra Value Index(3)	18.99%	2.58%	10.28	%(4)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Equity and Bond Fund against the S&P 500 Index, Lehman Brothers Aggregate Bond Index, Composite Index and the S&P Barra Value Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

(3) The S&P Barra Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios.

(4) Since inception performance for index is shown from September 1, 1995.

23

ING REAL ESTATE FUND

PORTFOLIO MANAGERS' REPORT

The ING Real Estate Fund (the "Fund") seeks total return. The Fund is managed by T. Ritson Ferguson, Chief Investment Officer and Kenneth D. Campbell, Managing Director, ING Clarion Real Estate Securities L.P. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares, excluding sales charges, provided a total return of 25.63% compared to the Dow Jones Wilshire ("DJW") Real Estate Securities Index(4), which returned 23.01% for the same period.

Portfolio Specifics: Real estate stocks have continued to deliver good returns to investors. The Fund returned 21.49% and 30.54% net of expenses in the last six and 12 months respectively, which trailed the DJW Real Estate Securities Index return of 23.00% and 31.79% for the same time periods. Real estate investment trusts ("REITs") have outperformed other stocks and bonds in the last year. Over the last six months, the Standard & Poor's ("S&P") 500 Index(9) gained 5.67% and the Lehman Brothers Aggregate Bond Index(10) rose 3.82%. For the year ended November 30, 2004, the S&P 500 Index is up 12.85% and the Lehman Bond Aggregate Bond Index is up 4.44%.

The best returns by sector in the last six months were from the retail (malls and shopping centers), industrial and hotel sectors. Our decision to increase the Fund's weighting to hotels, apartments and industrial in the spring of 2004 when evidence of economic growth was becoming more evident has aided performance. We are now overweight in the mall, hotel and apartment sectors reflecting a more positive view of the economy and accelerating earnings growth prospects for these more economically sensitive property types. We have decreased our exposure to the more bond-like health care sector and remain underweight the office sector.

Real estate stocks have rebounded sharply since April's double-digit decline. The market has adjusted to an expectation of measured increases in short-term interest rates over time as the Federal Reserve reacts appropriately to an improving U.S. economy. Importantly, investors have also realized that REITs can prosper in an environment of slowly rising rates if the economic setting is conducive to better real estate fundamentals and improved earnings prospects for the owners of real estate assets.

The Fund's underperformance for the year as a whole traced to the third quarter when we lost nearly 1% alone from the General Growth Properties, Inc. acquisition of Rouse Co. for a 33% premium. We owned the acquirer but not the acquiree.

Current Strategy and Outlook: With growing evidence that the U.S. economic recovery is gaining strength, the outlook for real estate fundamentals appears to be improving. We look for the earnings growth rate for REITs to nearly double from 4% in 2004 to almost 8% in 2005. Positive earnings growth is expected in every property sector next year. The improving earnings outlook should help offset the impact of higher interest rates on REIT stock prices.

REIT valuations are above long-term averages reflecting optimism for the sector. At month end, REIT valuations were roughly 12% higher than our estimate of Net Asset Value (NAV). Prices represented a 14.2 multiple of forward cash earnings before depreciation (FFO), which is about 15% above the 12.2 long-term multiple. The average REIT dividend yield is now 4.79%, down almost 90 basis points from 6 months ago. During the same period, the yield on the 10-year Treasury bond has decreased approximately 30 basis points. The average REIT dividend now represents a 43 basis point spread over the yield on the 10-year Treasury bond. The current "spread" is a little below the average spread over the last 20 years which has been approximately 60 basis points. However, it is not unprecedented for REITs to trade at yields less than the 10-year Treasury yield.

Momentum for REITs may continue as funds flows remain strong. According to data from AMG Data Services, dedicated REIT mutual funds have attracted $5.7 billion of new investment this year including $1.75 billion thus far in the fourth calendar quarter of 2004. The positive funds flows to REITs reflects a widespread desire for investors (both institutions and individuals) to increase their allocation to real estate.

REITs offer an attractive source of high current income and as long as new stock issuance remains disciplined, stock prices should improve with earnings growth. For now, we expect REITs, which offer relatively high yields and solid earnings prospects, to retain their appeal to investors, given the alternatives. We believe that REIT investors can still expect reasonable return.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Simon Property Group, Inc.	5.4%
Starwood Hotels & Resorts Worldwide, Inc.	5.1%
Archstone-Smith Trust	5.0%
ProLogis	5.0%
Boston Properties, Inc.	5.0%
Mills Corp.	4.8%
United Dominion Realty Trust, Inc.	4.0%
Regency Centers Corp.	3.5%
SL Green Realty Corp.	3.5%
Vornado Realty Trust	3.5%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

24

PORTFOLIO MANAGERS' REPORT  ING REAL ESTATE FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception December 31, 1996
Class I	30.88%	21.64%	12.55%
Dow Jones Wilshire Real Estate Security Index(1)	31.82%	21.91%	12.19	%(2)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING Real Estate Fund against the Dow Jones Wilshire Real Estate Security Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted.

(2) Since inception for the index is shown from January 1, 1997.

(3) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(4) The Lehman Brothers Aggregated Bond Index is a widely recognized index of publicly issued fixed rate U.S. government investment grade mortgage-backed and corporate debt securities.

25

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Disciplined LargeCap Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000.00	$1,075.60	1.03%	$5.36
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.90	1.03%	$5.22
ING LargeCap Growth Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000	$1,006	0.98%	$4.93
Class Q	1,000	1,005	1.21	6.08
Hypothetical (5% return before expenses)
Class I	$1,000	$1,020	0.98%	$4.96
Class Q	1,000	1,019	1.21	6.12

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

26

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING MidCap Opportunities Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000	$1,052	1.30%	$6.69
Class Q	1,000	1,051	1.55	7.97
Hypothetical (5% return before expenses)
Class I	$1,000	$1,019	1.30%	$6.58
Class Q	1,000	1,017	1.55	7.84
ING SmallCap Opportunities Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000	$1,081	1.27%	$6.62
Class Q	1,000	1,080	1.47	7.66
Hypothetical (5% return before expenses)
Class I	$1,000	$1,019	1.27	$6.43
Class Q	1,000	1,018	1.47	7.44
ING LargeCap Value Fund	Beginning Account Value August 2, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2004**
Actual Fund Return
Class I	$1,000.00	$1,064.20	1.05%	$5.43
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.80	1.05	$5.32
ING MagnaCap Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000.00	$1,072.80	0.80%	$4.16
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.06	0.80%	$4.05
ING MidCap Value Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000.00	$1,061.50	1.41%	$7.29
Class Q	1,001.00	1,056.76	2.11	10.88
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,018.00	1.41%	$7.13
Class Q	1,000.00	1,014.49	2.11	$10.66

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period).

27

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING SmallCap Value Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000.00	$1,066.80	1.46%	$7.56
Class Q	1,001.00	1,066.57	1.69	8.76
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,017.75	1.46%	$7.38
Class Q	1,000.00	1,016.60	1.69	8.54
ING Convertible Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class Q	$1,000.00	$1,039.30	1.25%	$6.39
Hypothetical (5% return before expenses)
Class Q	$1,000.00	$1,018.80	1.25%	$6.33
ING Equity and Bond Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class Q	$1,000.00	$1,032.00	1.48%	$7.54
Hypothetical (5% return before expenses)
Class Q	$1,000.00	$1,017.65	1.48%	$7.49
ING Real Estate Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000.00	$1,216.30	0.88%	$4.89
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.66	0.88%	$4.46

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

28

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
ASSETS:
Investments in securities at value+*	$49,434,365	$315,413,674	$413,429,678	$228,793,610
Short-term investments at amortized cost	379,129	34,202,610	43,961,923	39,670,466
Repurchase agreement	902,000	-	9,091,000	1,592,000
Cash	316	7,328,269	659	209
Cash collateral for futures	48,000	-	-	-
Receivables:
Investment securities sold	-	640,838	4,048,270	2,647,490
Fund shares sold	2,737	400,360	50,220	13,201
Dividends and interest	242,755	1,054,628	59,492	32,236
Prepaid expenses	23,848	33,613	30,104	19,893
Total assets	51,033,150	359,073,992	470,671,346	272,769,105
LIABILITIES:
Payable for investment securities purchased	-	2,565,568	2,150,005	-
Payable for fund shares redeemed	62,059	268,303	475,779	265,376
Payable for futures variation margin	1,425	-	-	-
Payable upon receipt of securities loaned	379,129	34,202,610	43,961,923	39,670,466
Payable to affiliates	71,831	443,812	728,712	317,098
Payable for trustee	5,808	11,700	20,795	11,821
Other accrued expenses and liabilities	138,504	425,136	680,681	254,695
Total liabilities	658,756	37,917,129	48,017,895	40,519,456
NET ASSETS	$50,374,394	$321,156,863	$422,653,451	$232,249,649
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$92,502,045	$665,445,578	$588,588,790	$504,183,821
Undistributed net investment income, (accumulated net investment loss or distributions in excess)	112,247	(9,331,502)	(3,768,195)	(2,050,927)
Accumulated net realized loss on investments and futures	(46,642,783)	(391,028,796)	(255,561,411)	(346,789,092)
Net unrealized appreciation on investments and futures	4,402,885	56,071,583	93,394,267	76,905,847
NET ASSETS	$50,374,394	$321,156,863	$422,653,451	$232,249,649
+ Including securities loaned at value	$369,244	$33,248,005	$42,247,835	$38,383,888
* Cost of investments in securities	$45,032,128	$259,342,091	$320,035,411	$151,887,763

See Accompanying Notes to Financial Statements

29

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
Class A:
Net Assets	$5,087,825	$110,029,149	$127,958,230	$105,312,124
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	536,986	6,233,223	10,104,307	4,335,379
Net asset value and redemption price per share	$9.47	$17.65	$12.66	$24.29
Maximum offering price per share (5.75%)(1)	$10.05	$18.73	$13.43	$25.77
Class B:
Net Assets	$31,295,544	$115,070,783	$168,987,832	$60,704,615
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	3,445,103	6,701,823	13,937,341	2,718,854
Net asset value and redemption price per share(2)	$9.08	$17.17	$12.12	$22.33
Maximum offering price per share	$9.08	$17.17	$12.12	$22.33
Class C:
Net Assets	$13,986,491	$52,989,337	$117,912,829	$53,120,315
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	1,539,823	3,096,325	9,773,132	2,384,367
Net asset value and redemption price per share(2)	$9.08	$17.11	$12.06	$22.28
Maximum offering price per share	$9.08	$17.11	$12.06	$22.28
Class I:
Net Assets	$4,534	$37,838,639	$2,985,670	$12,792,928
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	469	2,078,840	230,208	520,134
Net asset value and redemption price per share	$9.67	$18.20	$12.97	$24.60
Maximum offering price per share	$9.67	$18.20	$12.97	$24.60
Class Q:
Net Assets	n/a	$5,228,955	$4,808,890	$319,667
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.00	$0.01	$0.01
Shares outstanding	n/a	288,779	375,977	13,082
Net asset value and redemption price per share	n/a	$18.11	$12.79	$24.44
Maximum offering price per share	n/a	$18.11	$12.79	$24.44

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

30

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
ASSETS:
Investments in securities at value+*	$31,797,838	$376,239,011	$161,733,891
Short-term investments at amortized cost	-	-	25,264,576
Repurchase agreement	-	2,837,000	-
Cash	2,240,220	158	8,031,901
Receivables:
Fund shares sold	224,487	677	1,666,826
Dividends and interest	48,249	942,827	242,279
Prepaid expenses	47,773	30,747	18,480
Reimbursement due from manager	27,466	-	-
Total assets	34,386,033	380,050,420	196,957,953
LIABILITIES:
Payable for investment securities purchased	1,581,306	-	3,452,746
Payable for fund shares redeemed	484	185,500	156,178
Payable upon receipt of securities loaned	-	-	25,264,576
Payable to affiliates	40,871	357,735	250,102
Payable for trustee fees	1,157	58,030	1,754
Other accrued expenses and liabilities	77,179	487,410	61,487
Total liabilities	1,700,997	1,088,675	29,186,843
NET ASSETS	$32,685,036	$378,961,745	$167,771,110
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$31,290,950	$377,253,427	$163,835,217
Accumulated net investment loss	(37,850)	(274,550)	(471,989)
Accumulated net realized gain (loss) on investments	356,858	(71,632,059)	3,160,044
Net unrealized appreciation on investments	1,075,078	73,614,927	1,247,838
NET ASSETS	$32,685,036	$378,961,745	$167,771,110
+ Including securities loaned at value	$-	$-	$23,864,087
* Cost of investments in securities	$30,722,760	$302,128,558	$160,486,053

See Accompanying Notes to Financial Statements

31

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
Class A:
Net Assets	$14,422,617	$315,708,153	$76,288,758
Shares authorized	unlimited	80,000,000	unlimited
Par value	$0.00	$0.00	$0.001
Shares outstanding	1,415,224	28,996,894	6,745,688
Net asset value and redemption price per share	$10.19	$10.89	$11.31
Maximum offering price per share (5.75%)(1)	$10.81	$11.55	$12.00
Class B:
Net Assets	$6,789,543	$46,213,724	$43,156,840
Shares authorized	unlimited	80,000,000	unlimited
Par value	$0.00	$0.00	$0.001
Shares outstanding	668,022	4,376,450	3,875,209
Net asset value and redemption price per share(2)	$10.16	$10.56	$11.14
Maximum offering price per share	$10.16	$10.56	$11.14
Class C:
Net Assets	$8,807,918	$9,970,068	$46,159,703
Shares authorized	unlimited	20,000,000	unlimited
Par value	$0.00	$0.00	$0.001
Shares outstanding	866,836	943,545	4,145,661
Net asset value and redemption price per share(2)	$10.16	$10.57	$11.13
Maximum offering price per share	$10.16	$10.57	$11.13
Class I:
Net Assets	$2,664,958	$2,271,718	$2,145,009
Shares authorized	unlimited	50,000,000	unlimited
Par value	$0.00	$0.00	$0.001
Shares outstanding	261,620	209,911	187,674
Net asset value and redemption price per share	$10.19	$10.82	$11.43
Maximum offering price per share	$10.19	$10.82	$11.43
Class M:
Net Assets	n/a	$4,798,082	n/a
Shares authorized	n/a	5,000,000	n/a
Par value	n/a	$0.00	n/a
Shares outstanding	n/a	443,215	n/a
Net asset value and redemption price per share	n/a	$10.83	n/a
Maximum offering price per share	n/a	$10.83	n/a
Class Q:
Net Assets	n/a	n/a	$20,800
Shares authorized	n/a	n/a	unlimited
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	1,842
Net asset value and redemption price per share	n/a	n/a	$11.29
Maximum offering price per share	n/a	n/a	$11.29

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

32

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
ASSETS:
Investments in securities at value+*	$154,497,494	$197,410,504	$65,854,178	$240,281,035
Short-term investments at amortized cost	34,093,573	53,943,311	-	9,043,070
Repurchase agreement	-	1,065,000	3,292,000	-
Cash	4,310,357	-	7,046	4,772,647
Cash collateral for futures	-	-	7,131	-
Foreign currencies at value***	-	388	-	-
Receivables:
Investment securities sold	104,555	-	682,795	371,916
Fund shares sold	1,545,438	59,740	744	18,500
Dividends and interest	208,077	861,652	333,554	185,499
Prepaid expenses	17,221	23,646	19,070	39,188
Total assets	194,776,715	253,364,241	70,196,518	254,711,855
LIABILITIES:
Payable for investment securities purchased	1,217,883	-	5,648,348	929,811
Payable for fund shares redeemed	99,170	495,859	32,672	-
Payable for futures variation margin	-	-	3,141	-
Payable upon receipt of securities loaned	34,093,573	53,943,311	-	9,043,070
Payable to affiliates	272,212	267,805	89,731	224,171
Payable to custodian	-	4,971	-	-
Payable for trustee fees	3,265	14,974	4,344	5,041
Other accrued expenses and liabilities	62,234	217,945	121,592	139,662
Total liabilities	35,748,337	54,944,865	5,899,828	10,341,755
NET ASSETS	$159,028,378	$198,419,376	$64,296,690	$244,370,100
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$146,347,901	$258,623,990	$75,549,304	$180,992,251
Undistributed net investment income (accumulated net investment loss)	(419,868)	789,019	140,828	2,242,494
Accumulated net realized gain (loss) on investments, foreign currencies and futures	2,209,370	(80,098,377)	(14,866,452)	2,958,782
Net unrealized appreciation on investments, foreign currencies and futures	10,890,975	19,104,744	3,473,010	58,176,573
NET ASSETS	$159,028,378	$198,419,376	$64,296,690	$244,370,100
+ Including securities loaned at value	$31,965,747	$52,558,629	$-	$8,856,992
* Cost of investments in securities	$143,606,519	$178,306,148	$62,388,209	$182,104,462

See Accompanying Notes to Financial Statements

33

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
Class A:
Net Assets	$88,102,947	$60,615,668	$34,189,443	$38,487,554
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	6,520,546	3,271,384	2,674,821	2,698,366
Net asset value and redemption price per share	$13.51	$18.53	$12.78	$14.26
Maximum offering price per share (5.75%)(1)	$14.33	$19.66	$13.56	$15.13
Class B:
Net Assets	$26,109,462	$66,597,556	$17,407,222	$3,088,890
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	1,966,957	3,264,430	1,262,835	216,073
Net asset value and redemption price per share(2)	$13.27	$20.40	$13.78	$14.30
Maximum offering price per share	$13.27	$20.40	$13.78	$14.30
Class C:
Net Assets	$44,235,075	$68,400,264	$12,409,157	$3,476,512
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	3,335,852	3,600,076	1,017,491	236,663
Net asset value and redemption price per share(2)	$13.26	$19.00	$12.20	$14.69
Maximum offering price per share	$13.26	$19.00	$12.20	$14.69
Class I:
Net Assets	$514,154	n/a	n/a	$195,284,167
Shares authorized	unlimited	n/a	n/a	unlimited
Par value	$0.00	n/a	n/a	$0.00
Shares outstanding	37,796	n/a	n/a	13,112,275
Net asset value and redemption price per share	$13.60	n/a	n/a	$14.89
Maximum offering price per share	$13.60	n/a	n/a	$14.89
Class O:
Net Assets	n/a	n/a	n/a	$4,032,977
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.00
Shares outstanding	n/a	n/a	n/a	283,008
Net asset value and redemption price per share	n/a	n/a	n/a	$14.25
Maximum offering price per share	n/a	n/a	n/a	$14.25
Class Q:
Net Assets	$66,740	$2,805,888	$290,868	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.00	$0.00	$0.00	n/a
Shares outstanding	4,872	156,101	22,915	n/a
Net asset value and redemption price per share	$13.70	$17.97	$12.69	n/a
Maximum offering price per share	$13.70	$17.97	$12.69	n/a

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

34

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$691,060	$1,805,856	$807,753	$227,471
Interest	4,425	280	72,014	25,401
Securities lending income	684	10,762	33,398	45,707
Other	8,641	-	-	-
Total investment income	704,810	1,816,898	913,165	298,579
EXPENSES:
Investment management fees	234,184	1,172,003	2,110,695	1,086,573
Distribution and service fees:
Class A	7,838	184,836	185,922	152,861
Class B	158,729	567,446	859,197	321,149
Class C	71,301	257,635	595,408	261,952
Class Q	-	6,963	5,760	447
Transfer agent fees:
Class A	2,409	74,221	87,048	79,035
Class B	12,043	80,355	116,212	49,945
Class C	6,603	36,613	87,126	40,772
Class I	261	5,320	32	668
Class Q	-	743	55	20
Administrative service fees	33,455	156,265	367,700	242,224
Shareholder reporting expense	8,105	27,414	45,600	42,520
Registration fees	21,390	38,825	51,208	24,604
Professional fees	5,475	12,977	12,282	12,849
Custody and accounting expense	6,797	15,298	10,755	16,480
Trustee fees	1,983	4,657	6,341	8,281
Miscellaneous expense	21,990	6,733	15,019	9,126
Total expenses	592,563	2,648,304	4,556,360	2,349,506
Less:
Net recouped fees	-	(55,000)	(125,000)	-
Brokerage commission recapture	-	32,660	-	-
Net expenses	592,563	2,670,644	4,681,360	2,349,506
Net investment income (loss)	112,247	(853,746)	(3,768,195)	(2,050,927)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain (loss) on:
Investments	4,559,066	(3,952,007)	2,749,837	2,980,721
Futures	(12,554)	-	-	-
Net realized gain (loss) on investments and futures	4,546,512	(3,952,007)	2,749,837	2,980,721
Net change in unrealized appreciation or depreciation on:
Investments	(1,107,879)	4,474,101	18,335,010	14,797,287
Futures	(1,077)	-	-	-
Net change in unrealized appreciation or depreciation on investments and futures	(1,108,956)	4,474,101	18,335,010	14,797,287
Net realized and unrealized gain on investments investments and futures	3,437,556	522,094	21,084,847	17,778,008
Increase (decrease) in net assets resulting from operations	$3,549,803	$(331,652)	$17,316,652	$15,727,081
* Foreign taxes	$-	$656	$-	$-

See Accompanying Notes to Financial Statements

35

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$246,685	$4,540,680	$951,578
Interest	-	25,519	150
Securities lending income	-	4,382	91,306
Total investment income	246,685	4,570,581	1,043,034
EXPENSES:
Investment management fees	99,146	1,368,733	676,353
Distribution and service fees:
Class A	11,578	465,906	84,150
Class B	23,788	243,240	192,338
Class C	31,717	54,872	184,336
Class M	-	18,272	-
Class Q	-	-	24
Transfer agent fees:
Class A	7,493	98,014	34,814
Class B	3,980	15,523	19,788
Class C	5,176	3,493	19,006
Class I	956	14	853
Class M	-	1,553	-
Class Q	28	-	10
Administrative service fees	11,016	-	72,364
Shareholder reporting expense	4,626	23,547	9,876
Registration fees	36,481	40,639	23,930
Professional fees	3,254	16,285	12,414
Custody and accounting expense	2,314	19,905	5,604
Trustee fees	1,102	9,006	1,614
Offering expense	50,137	-	-
Miscellaneous expense	625	16,565	2,202
Total expenses	293,417	2,395,567	1,339,676
Less:
Net waived and reimbursed (recouped) fees	96,134	-	(153,977)
Net expenses	197,283	2,395,567	1,493,653
Net investment income (loss)	49,402	2,175,014	(450,619)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	599,544	(1,812,694)	8,657,798
Net change in unrealized appreciation or depreciation on investments	1,182,223	25,384,178	(426,989)
Net realized and unrealized gain on investments	1,781,767	23,571,484	8,230,809
Increase in net assets resulting from operations	$1,831,169	$25,746,498	$7,780,190
* Foreign taxes	$-	$42,112	$-

See Accompanying Notes to Financial Statements

36

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$771,846	$1,330,249	$357,175	$4,680,768
Interest	-	1,955,962	611,485	-
Securities lending income	134,338	69,737	-	5,047
Total investment income	906,184	3,355,948	968,660	4,685,815
EXPENSES:
Investment management fees	592,957	760,810	248,784	724,287
Distribution and service fees:
Class A	85,829	106,825	61,183	31,007
Class B	110,437	348,467	91,076	12,180
Class C	174,573	345,930	64,299	14,983
Class O	-	-	-	883
Class Q	75	3,691	382	-
Transfer agent fees:
Class A	39,421	25,663	19,709	2,174
Class B	12,621	29,576	10,263	221
Class C	20,054	29,415	7,192	295
Class I	162	-	-	12,266
Class O	-	-	-	159
Class Q	18	418	143	-
Administrative service fees	63,098	101,440	33,171	103,469
Shareholder reporting expense	8,607	57,030	17,751	12,301
Registration fees	22,427	26,150	23,127	30,867
Professional fees	4,338	12,613	7,402	13,014
Custody and accounting expense	2,910	15,718	20,156	7,850
Trustee fees	1,917	5,555	2,652	2,897
Miscellaneous expense	2,034	7,643	3,534	27,839
Total expenses	1,141,478	1,876,944	610,824	996,692
Less:
Net recouped fees	(163,241)	-	(20,000)	(115,001)
Brokerage commission recapture	-	-	-	72,658
Net expenses	1,304,719	1,876,944	630,824	1,039,035
Net investment income/(loss)	(398,535)	1,479,004	337,836	3,646,780
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES:
Net realized gain (loss) on:
Investments	5,255,247	1,064,427	707,649	9,073,434
Foreign currencies	-	14,642	-	-
Futures	-	-	(19,674)	-
Net realized gain on investments, foreign currencies and futures	5,255,247	1,079,069	687,975	9,073,434
Net change in unrealized appreciation or depreciation on:
Investments	5,652,992	4,393,868	837,028	28,898,993
Foreign currencies	-	388	-	-
Futures	-	-	35,819	-
Net change in unrealized appreciation or depreciation on investments, foreign currencies and futures	5,652,992	4,394,256	872,847	28,898,993
Net realized and unrealized gain on investments, foreign currencies and futures	10,908,239	5,473,325	1,560,822	37,972,427
Increase in net assets resulting from operations	$10,509,704	$6,952,329	$1,898,658	$41,619,207
* Foreign taxes	$-	$-	$558	$-

See Accompanying Notes to Financial Statements

37

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Disciplined LargeCap Fund		ING LargeCap Growth Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$112,247	$(196,511)	$(853,746)	$(2,863,179)
Net realized gain (loss) on investments and futures	4,546,512	8,281,222	(3,952,007)	39,816,143
Net change in unrealized appreciation or depreciation on invesments and futures	(1,108,956)	4,006,258	4,474,101	18,934,271
Net increase (decrease) in net assets resulting from operations	3,549,803	12,090,969	(331,652)	55,887,235
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	-	-	(3,156,967)	-
Class B	-	-	(2,693,358)	-
Class C	-	-	(1,248,300)	-
Class I	-	-	(1,216,755)	-
Class Q	-	-	(162,376)	-
Total distributions	-	-	(8,477,756)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,070,186	4,879,672	61,314,036	167,009,595
Dividends reinvested	-	-	6,728,584	-
	2,070,186	4,879,672	68,042,620	167,009,595
Cost of shares redeemed	(31,450,468)	(23,356,188)	(64,106,366)	(70,231,343)
Net increase (decrease) in net assets resulting from capital share transactions	(29,380,282)	(18,476,516)	3,936,254	96,778,252
Net increase (decrease) in net assets	(25,830,479)	(6,385,547)	(4,873,154)	152,665,487
NET ASSETS:
Beginning of period	76,204,873	82,590,420	326,030,017	173,364,530
End of period	$50,374,394	$76,204,873	$321,156,863	$326,030,017
Undistributed net investment income (accumulated net investment loss) at end of period	$112,247	$-	$(9,331,502)	$-

See Accompanying Notes to Financial Statements

38

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MidCap Opportunities Fund		ING SmallCap Opportunities Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment loss	$(3,768,195)	$(3,189,037)	$(2,050,927)	$(5,073,085)
Net realized gain on investments	2,749,837	36,005,578	2,980,721	43,684,508
Net change in unrealized appreciation or depreciation on investments	18,335,010	(14,157,412)	14,797,287	20,950,754
Net increase in net assets resulting from operations	17,316,652	18,659,129	15,727,081	59,562,177
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,197,998	28,495,626	18,636,682	55,115,680
Dividends reinvested	-	373,162,486	-	-
	12,197,998	401,658,112	18,636,682	55,115,680
Cost of shares redeemed	(70,485,126)	(127,345,757)	(54,883,976)	(140,542,492)
Net increase (decrease) in net assets resulting from capital share transactions	(58,287,128)	274,312,355	(36,247,294)	(85,426,812)
Net increase (decrease) in net assets	(40,970,476)	292,971,484	(20,520,213)	(25,864,635)
NET ASSETS:
Beginning of period	463,623,927	170,652,443	252,769,862	278,634,497
End of period	$422,653,451	$463,623,927	$232,249,649	$252,769,862
Accumualted net investment loss at end of period	$(3,768,195)	$-	$(2,050,927)	$-

See Accompanying Notes to Financial Statements

39

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

		ING LargeCap Value Fund
	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004
FROM OPERATIONS:
Net investment income	$49,402	$5,355
Net realized gain on investments	599,544	8,982
Net change in unrealized appreciation or depreciation on investments	1,182,223	(107,145)
Net increase in net assets resulting from operations	1,831,169	(92,808)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(82,342)	-
Class B	(14,178)	-
Class C	(17,275)	-
Class I	(18,995)	-
Class O
Net realized gains:
Class A	(110,882)	-
Class B	(52,095)	-
Class C	(67,763)	-
Class I	(20,928)	-
Class O	-	-
Total distributions	(384,458)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,137,141	11,680,876
Dividends reinvested	261,534	-
	21,398,675	11,680,876
Cost of shares redeemed	(1,284,059)	(464,359)
Net increase (decrease) in net assets resulting from capital share transactions	20,114,616	11,216,517
Net increase (decrease) in net assets	21,561,327	11,123,709
NET ASSETS:
Beginning of period	11,123,709	-
End of period	$32,685,036	$11,123,709
Undistributed net investment income (accumulated net investment loss) at end of period	$(37,850)	$45,538

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

40

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MagnaCap Fund		ING MidCap Value Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$2,175,014	$2,960,215	$(450,619)	$(455,900)
Net realized gain (loss) on investments	(1,812,694)	5,922,962	8,657,798	9,538,762
Net change in unrealized appreciation or depreciation on invesments	25,384,178	38,819,962	(426,989)	9,173,938
Net increase in net assets resulting from operations	25,746,498	47,703,139	7,780,190	18,256,800
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(3,660,545)	(2,197,417)	-	-
Class B	(93,647)	-	-	-
Class C	(21,507)	-	-	-
Class I	(21,582)	(112)	-	-
Class M	(16,713)	(4,890)	-	-
Class O	-	(42,794)	-	-
Net realized gains:
Class A	-	-	(5,379,868)	-
Class B	-	-	(3,140,896)	-
Class C	-	-	(3,310,535)	-
Class I	-	-	(154,805)	-
Class Q			(1,507)	-
Total distributions	(3,813,994)	(2,245,213)	(11,987,611)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,321,548	35,810,247	68,181,104	90,677,565
Net proceeds from shares issued in merger	-	147,505,028	-	-
Dividends reinvested	3,316,498	1,940,774	9,165,841	-
	17,638,046	185,256,049	77,346,945	90,677,565
Cost of shares redeemed	(41,295,845)	(80,780,723)	(33,014,389)	(20,765,261)
Net increase (decrease) in net assets resulting from capital share transactions	(23,657,799)	104,475,326	44,332,556	69,912,304
Net increase (decrease) in net assets	(1,725,295)	149,933,252	40,125,135	88,169,104
NET ASSETS:
Beginning of period	380,687,040	230,753,788	127,645,975	39,476,871
End of period	$378,961,745	$380,687,040	$167,771,110	$127,645,975
Undistributed net investment income (accumulated net investment loss) at end of period	$(274,550)	$1,364,430	$(471,989)	$(21,333)

See Accompanying Notes to Financial Statements

41

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING SmallCap Value Fund		ING Convertible Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$(398,535)	$(576,767)	$1,479,004	$3,558,967
Net realized gain on investments and foreign currencies	5,255,247	10,868,528	1,079,069	18,580,712
Net change in unrealized appreciation or depreciation on investments and foreign currencies	5,652,992	8,636,660	4,394,256	5,044,475
Net increase in net assets resulting from operations	10,509,704	18,928,421	6,952,329	27,184,154
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	-	-	(931,468)	(1,433,574)
Class B	-	-	(720,738)	(1,224,775)
Class C	-	-	(801,156)	(1,281,578)
Class Q	-	-	(49,687)	(99,026)
Net realized gains:
Class A	(5,340,181)	(1,073,901)	-	-
Class B	(1,592,895)	(775,481)	-	-
Class C	(2,730,797)	(949,961)	-	-
Class I	(31,243)	(22,291)	-	-
Class Q	(4,047)	(49)	-	-
Total distributions	(9,699,163)	(2,821,683)	(2,503,049)	(4,038,953)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,263,566	57,600,625	11,627,954	47,499,407
Dividends reinvested	7,367,984	2,135,022	1,611,454	2,581,510
	86,631,550	59,735,647	13,239,408	50,080,917
Cost of shares redeemed	(23,281,611)	(12,951,477)	(32,350,100)	(53,959,375)
Net increase (decrease) in net assets resulting from capital share transactions	63,349,939	46,784,170	(19,110,692)	(3,878,458)
Net increase (decrease) in net assets	64,160,480	62,890,908	(14,661,412)	19,266,743
NET ASSETS:
Beginning of period	94,867,898	31,976,990	213,080,788	193,814,045
End of period	$159,028,378	$94,867,898	$198,419,376	$213,080,788
Undistributed net investment income (accumulated net investment loss) at end of period	$(419,868)	$(21,333)	$789,019	$1,813,063

See Accompanying Notes to Financial Statements

42

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Equity and Bond Fund		ING Real Estate Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 13, 2004
FROM OPERATIONS:
Net investment income	$337,836	$692,027	$3,646,780	$7,739,664
Net realized gain (loss) on investments and futures	687,975	(791,892)	9,073,434	18,787,767
Net change in unrealized appreciation or depreciation on investments and futures	872,847	6,008,996	28,898,993	10,691,837
Net increase in net assets resulting from operations	1,898,658	5,909,131	41,619,207	37,219,268
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(217,758)	(789,960)	(409,850)	(327,077)
Class B	(42,676)	(315,822)	(33,431)	(35,510)
Class C	(42,964)	(249,621)	(42,116)	(77,403)
Class I	-	-	(3,183,919)	(8,236,929)
Class Q	(2,104)	(6,646)	-	-
Class O	-	-	(6,743)	-
Net realized gains:
Class A	-	-	(2,268,169)	(242,273)
Class B	-	-	(184,964)	(30,332)
Class C	-	-	(206,851)	(87,401)
Class I	-	-	-	(6,232,489)
Class T	-	-	(11,900,609)	-
Class O	-	-	(199,400)	-
Total distributions	(305,502)	(1,362,049)	(18,436,052)	(15,269,414)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,894,753	18,750,762	38,765,916	73,899,420
Dividends reinvested	232,892	1,011,337	12,832,345	9,979,129
	3,127,645	19,762,099	51,598,261	83,878,549
Cost of shares redeemed	(9,905,097)	(27,110,551)	(13,582,137)	(49,590,718)
Net increase (decrease) in net assets resulting from capital share transactions	(6,777,452)	(7,348,452)	38,016,124	34,287,831
Net increase (decrease) in net assets	(5,184,296)	(2,801,370)	61,199,279	56,237,685
NET ASSETS:
Beginning of period	69,480,986	72,282,356	183,170,821	126,933,136
End of period	$64,296,690	$69,480,986	$244,370,100	$183,170,821
Undistributed net investment income at end of period	$140,828	$108,494	$2,242,494	$2,271,773

See Accompanying Notes to Financial Statements

43

ING DISCIPLINED LARGECAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,			Seven Months Ended May 31,	Year Ended October 31,	December 30, 1998(2) to October 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$8.99	7.72	8.52	9.94	11.25	11.17	10.00
Income (loss) from investment operations:
Net investment income	$0.07	0.05	0.05	0.04	0.02	0.04	0.06
Net realized and unrealized gain (loss)
on investments	$0.61	1.22	(0.85)	(1.46)	(1.33)	0.19	1.11
Total from investment operations	$0.68	1.27	(0.80)	(1.42)	(1.31)	0.23	1.17
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	0.15	-
Total distributions	$-	-	-	-	-	0.15	-
Net asset value, end of period	$9.67	8.99	7.72	8.52	9.94	11.25	11.17
Total Return(3)%	7.56	16.45	(9.39)	(14.28)	(11.64)	2.00	11.70
Ratios and Supplemental Data:
Net assets, end of period (000's)	$5	22,762	19,550	21,578	25,172	28,473	27,927
Ratios to average net assets:
Net expenses after expense
reimbursement(4)%	1.03	1.09	1.12	1.00	1.04	1.07	0.98	(5)
Gross expenses prior to expense reimbursement(4)%	1.03	1.09	1.12	1.00	1.04	1.07	1.23
Net investment income after expense
reimbursement(4)%	0.54	0.55	0.70	0.46	0.27	0.34	0.62	(5)
Portfolio turnover rate %	79	200	106	149	26	57	26

(1)  The Fund changed its fiscal year end to May 31.

(2)  The Fund commenced operations on December 30, 1998.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  Expenses calculated net of taxes and advisor reimbursement.

See Accompanying Notes to Financial Statements.

44

ING LARGECAP GROWTH FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,		January 8, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$18.69	14.71	16.93	21.04
Income (loss) from investment operations:
Net investment loss	$0.04	(0.05)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.08	4.03	(2.16)	(4.09)
Total from investment operations	$0.11	3.98	(2.22)	(4.11)
Less distributions from:
Net investment income	$0.60	-	-	-
Total distribution	$0.60	-	-	-
Net asset value, end of period	$18.20	18.69	14.71	16.93
Total Return(2)%	0.58	27.06	(13.11)	(19.53)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$37,839	36,504	22,156	26,106
Ratios to average net assets:
Net expenses after expense reimbursement
and brokerage commission recapture(3)(4)%	0.96	0.91	1.05	0.96
Net expenses after expense reimbursement(3)(4)%	0.96	0.94	1.05	0.96
Gross expenses prior to expense reimbursement(3)%	0.95	1.10	1.21	0.96
Net investment loss after expense reimbursement
and brokerage commission recapture(3)(4)%	0.22	(0.31)	(0.42)	(0.43)
Portfolio turnover rate %	40	142	291	536

	Class Q
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004	2003	2002	2001(5)	2000	1999(6)
Per Share Operating Performance:
Net asset value, beginning of period	$18.58	14.66	16.92	24.81	43.71	28.43	25.24
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.11)	(0.15)	(0.44)	(0.17)	(0.20)	(0.03)
Net realized and unrealized gain (loss)
on investments	$0.10	4.03	(2.11)	(7.44)	(18.26)	15.86	3.22
Total from investment operations	$0.09	3.92	(2.26)	(7.88)	(18.43)	15.66	3.19
Less distributions from:
Net investment income	$0.56	-	-	0.01	-	-	-
Net realized gain from investments	$-	-	-	-	0.47	0.38	-
Total distributions	$0.56	-	-	0.01	0.47	0.38	-
Net asset value, end of period	$18.11	18.58	14.66	16.92	24.81	43.71	28.43
Total Return(2)%	0.48	26.74	(13.36)	(31.77)	(42.50)	55.57	12.64
Ratios and Supplemental Data:
Net assets, end of period (000's)	$5,229	6,035	6,178	16,840	12,534	24,838	6,044
Ratios to average net assets:
Net expenses after expense
reimbursement and brokerage
commission recapture(3)(4)%	1.21	1.14	1.31	1.21	1.19	1.26	1.23
Net expenses after expense reimbursement(3)(4)%	1.21	1.17	1.31	1.21	1.19	1.26	1.23
Gross expenses prior to expense
reimbursement and brokerage
commission recapture(3)%	1.20	1.32	1.47	1.21	1.19	1.26	1.25
Net investment loss after expense reimbursement(3)(4)%	(0.08)	(0.53)	(0.66)	(0.76)	(0.50)	(0.77)	(0.36)
Portfolio turnover rate %	40	142	291	536	331	139	27

(1)  Commencement of operations of Class I.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)  The Fund changed its fiscal year end to May 31.

(6)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

See Accompanying Notes to Financial Statements.

45

ING MIDCAP OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,				Five Months Ended May 31,	Year Ended December 31,
	2004	2004		2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$12.33	10.33		11.29	14.73	19.26	21.34	12.99
Income (loss) from investment
operations:
Net investment loss	$(0.05)	(0.09	)*	(0.11)	(0.11)*	(0.06)	(0.13)	(0.15)
Net realized and unrealized gain (loss)
on investments	$0.69	2.09		(0.85)	(3.33)	(4.47)	0.23	12.09
Total from investment operations	$0.64	2.00		(0.96)	(3.44)	(4.53)	0.10	11.94
Less distributions from:
Net realized gain on investments	$-	-		-	-	-	2.18	3.59
Total distributions	$-	-		-	-	-	2.18	3.59
Net asset value, end of period	$12.97	12.33		10.33	11.29	14.73	19.26	21.34
Total Return(2)%	5.19	19.36		(8.50)	(23.35)	(23.52)	0.08	103.19
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,986	2,614		10,844	39,874	52,007	68,006	67,954
Ratios to average net assets:
Net expenses after expense
reimbursement(3)(4)%	1.39	1.17		1.09	1.26	1.52	1.36	1.41
Gross expenses prior to expense
reimbursement(3)%	1.34	1.31		1.41	1.50	1.52	1.36	1.41
Net investment loss after expense
reimbursement(3)(4)%	(0.93)	(0.81)		(0.71)	(0.95)	(0.97)	(0.66)	(1.04)
Portfolio turnover rate %	25	115		345	399	182	188	201

	Class Q
	Six Months Ended November 30,	Year Ended May 31,				Five Months Ended May 31,	April 4, 2000(5) to December 31,
	2004	2004		2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$12.17	10.19		11.16	14.63	19.16	22.57
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.10	)*	(0.09)	(0.17)*	(0.08)	(0.06)
Net realized and unrealized gain (loss)
on investments	$0.68	2.08		(0.88)	(3.30)	(4.45)	(1.17)
Total from investment operations	$0.62	1.98		(0.97)	(3.47)	(4.53)	(1.23)
Less distributions from:
Net realized gain from investments	$-	-		-	-	-	2.18
Total distributions	$-	-		-	-	-	2.18
Net asset value, end of period	$12.79	12.17		10.19	11.16	14.63	19.16
Total Return(2)%	5.09	19.43		(8.69)	(23.72)	(23.64)	(5.86)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$4,809	4,898		4,886	6,563	3,071	3,264
Ratios to average net assets:
Net expenses after expense
reimbursement(3)(4)%	1.51	1.45		1.33	1.63	1.82	1.61
Gross expenses prior to expense reimbursement(3)%	1.45	1.56		1.66	1.69	1.82	1.61
Net investment loss after expense
reimbursement(3)(4)%	(1.00)	(1.00)		(0.98)	(1.35)	(1.28)	(0.91)
Portfolio turnover rate %	25	115		345	399	182	188

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)  Commencement of operations of class.

*  Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

46

ING SMALLCAP OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,			Five Months Ended May 31,	Year Ended December 31,	April 1, 1999(2) to December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$22.76	18.27	24.07	39.02	47.47	59.54	31.78
Income (loss) from investment operations:
Net investment loss	$(0.11)	(0.23)	(0.23)	(0.36)**	(0.14)	(1.00)	(0.08)
Net realized and unrealized gain (loss)
on investments	$1.95	4.72	(5.57)	(13.60)	(8.31)	(2.17)	35.40
Total from investment operations	$1.84	4.49	(5.80)	(13.96)	(8.45)	(3.17)	35.32
Less distributions from:
Net realized gain from investments	$-	-	-	0.99	-	8.90	7.56
Total distributions	$-	-	-	0.99	-	8.90	7.56
Net asset value, end of period	$24.60	22.76	18.27	24.07	39.02	47.47	59.54
Total Return(3)%	8.08	24.58 †	(24.10)	(36.17)	(17.80)	(5.21)	126.05
Ratios and Supplemental Data:
Net assets, end of period (000's)	$12,793	11,526	8,510	10,700	- *	- *	- *
Ratios to average net assets:
Expenses(4)%	1.27	1.31	1.46	1.41	1.31	1.15	0.47
Net investment loss after expense
reimbursement(4)%	(1.01)	(1.09)	(1.37)	(1.34)	(1.03)	(0.75)	(0.35)
Portfolio turnover rate %	34	60	357	423	104	134	223

	Class Q
	Six Months Ended November 30,	Year Ended May 31,				Five Months Ended May 31,	April 4, 2000(5) to December 31,
	2004	2004		2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$22.64	18.22		24.07	38.81	47.20	60.86
Income (loss) from investment operations:
Net investment loss	$(0.17)	(0.29	)**	(0.53)	(0.51)**	(0.20)	(0.27)
Net realized and unrealized gain (loss) on investments	$1.97	4.91		(5.32)	(13.24)	(8.19)	(4.49)
Total from investment operations	$1.80	4.42		(5.85)	(13.75)	(8.39)	(4.76)
Less distributions from:
Net realized gain from investments	$-	-		-	0.99	-	8.90
Total distributions	$-	-		-	0.99	-	8.90
Net asset value, end of period	$24.44	22.64		18.22	24.07	38.81	47.20
Total Return(3)%	7.95	24.26	†	(24.30)	(35.83)	(17.78)	(8.29)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$320	463		906	3,651	2,832	2,545
Ratios to average net assets:
Expenses(4)%	1.48	1.57		1.70	1.66	1.56	1.40
Net investment loss after expense
reimbursement(4)(5)%	(1.23)	(1.36)		(1.62)	(1.62)	(1.28)	(1.10)
Portfolio turnover rate %	34	60		357	423	104	134

(1)  The Fund changed its fiscal year end to May 31.

(2)  Commencement of operations of the Fund.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  Commencement of operations of Class Q.

*  Amount represents less than $1,000.

**  Per share data calculated using average number of shares outstanding throughout the period.

†  Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 24.52% and 24.15% for Class I and Class Q respectively.

See Accompanying Notes to Financial Statements.

47

ING LARGECAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class I
August 2, 2004(1) to November 30, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.72
Income (loss) from investment operations:
Net investment income	$(0.03)
Net realized and unrealized gain (loss) on investments	$0.50
Total from investment operations	$0.47
Less distributions from:
Net investment income	$-
Net asset value, end of period	$10.19
Total Return(2)%	6.42
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,665
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.05
Gross expenses prior to expense reimbursement(3)%	1.93
Net investment after expense reimbursement(3)(4)%	1.18
Portfolio turnover rate %	21

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements.

48

ING MAGNACAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	March 5, 2003(1) to May 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.27	8.82	7.55
Income (loss) from investment operations:
Net investment income	$0.08	0.15	0.01
Net realized and unrealized gain (loss) on investments	$0.66	1.44	1.26
Total from investment operations	$0.74	1.59	1.27
Less distributions from:
Net investment income	$0.19	0.14	-
Net realized gain from investments	$-	-	-
Total distributions	$0.19	0.14	-
Net asset value, end of period	$10.82	10.27	8.82
Total Return(4)%	7.28	18.26	16.82
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,272	8	7
Ratios to average net assets:
Expenses(5)%	0.80	0.88	0.92
Net investment income(5)%	2.05	1.55	2.06
Portfolio turnover rate %	10	28	110

(1)  Commencement of operations of Class I.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

49

ING MIDCAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I						Class Q
	Six Months Ended November 30,		Year Ended May 31,			March 4, 2002(1) to May 31,	Six Months Ended November 30,	Year Ended May 31,			April 17, 2002(2) to May 31,
	2004		2004		2003	2002	2004	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning
of period	$11.61		8.39		10.30	10.20	11.54	8.36		10.28	10.52
Income (loss) from investment
operations:
Net investment income (loss)	$0.00	*	0.01	**	0.01	0.01	(0.04)	(0.02	)**	0.00 *	0.00 *
Net realized and unrealized
gain (loss) on investments	$0.70		3.21		(1.74)	0.09	0.67	3.20		(1.75)	(0.24)
Total from investment
operations	$0.70		3.22		(1.73)	0.10	0.63	3.18		(1.75)	(0.24)
Less distributions from:
Net investment income	$-		-		0.07	-	-	-		0.06	-
Net realized gain from
investments	$0.88		-		0.11	-	0.88	-		0.11	-
Total distributions	$0.88		-		0.18	-	0.88	-		0.17	-
Net asset value, end of period	$11.43		11.61		8.39	10.30	11.29	11.54		8.36	10.28
Total Return(3)%	6.15		38.38		(16.35)	0.98	5.57	38.04		(16.62)	(2.28)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,145		2,157		197	71	21	20		14	11
Ratios to average net assets:
Net expenses after expense
reimbursement(4)(5)%	1.41		1.46		1.28	1.24	2.11	1.67		1.54	1.52
Gross expenses prior to
expense reimbursement(4)%	1.20		1.34		1.70	2.60	1.47	1.54		1.96	2.28
Net investment income (loss)
after expense
reimbursement(4)(5)%	0.05		0.22		0.46	0.38	(0.66)	(0.16)		0.14	0.43
Portfolio turnover rate %	42		70		72	13	42	70		72	13

(1)  Commencement of operations of Class I.

(2)  Commencement of operations of Class Q.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share.

**  Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

50

ING SMALLCAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I					Class Q
	Six Months				March 7,	Six Months			April 30,
	Ended November 30,		Year Ended May 31,		2002(1) to May 31,	Ended November 30,	Year Ended May 31,		2002(2) to May 31,
	2004		2004	2003	2002	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning
of period	$13.60		9.44	10.63	10.32	13.71	9.53	10.63	11.01
Income (loss) from investment
operations:
Net investment income (loss)	$(0.00	)*	(0.04)	(0.05)	0.00 *	(0.01)	(0.01)	0.33	0.00 *
Net realized and unrealized
gain (loss) on investments	$0.89		4.94	(0.97)	0.31	0.89	4.93	(1.34)	(0.38)
Total from investment
operations	$0.89		4.90	(1.02)	0.31	0.88	4.92	(1.01)	(0.38)
Less distributions from:
Net investment income	$-		-	0.08	-	-	-	-	-
Net realized gain from
investments	$0.89		0.74	0.09	-	0.89	0.74	0.09	-
Total distributions	$0.89		0.74	0.17	-	0.89	0.74	0.09	-
Net asset value, end of period	$13.60		13.60	9.44	10.63	13.70	13.71	9.53	10.63
Total Return(3)%	6.68		53.60	(9.49)	3.00	6.55	53.29	(9.47)	(3.45)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$514		481	222	26	67	58	1	8
Ratios to average net assets:
Net expenses after expense
reimbursement(4)(5)%	1.46		1.43	1.32	1.23	1.69	1.52	1.35	1.42
Gross expenses prior to expense reimbursement(4)%	1.18		1.35	1.73	2.78	1.42	1.52	1.73	2.42
Net investment income (loss)
after expense
reimbursement(4)(5)%	(0.03)		(0.37)	(0.13)	0.17	(0.25)	(1.03)	(0.32)	0.00
Portfolio turnover rate %	16		57	54	12	16	57	54	12

(1)  The Fund commenced operations on February 1, 2002.

(2)  Class B and Class C commenced offering shares on February 4, 2002.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

51

ING CONVERTIBLE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class Q
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$17.58	15.74	14.91	17.37	26.85	22.51	21.22
Income (loss) from investment operations:
Net investment income	$0.20	0.46	0.41	0.36	0.59	0.44	0.09
Net realized and unrealized gain (loss)
on investments	$0.48	1.84	0.76	(2.28)	(4.84)	7.82	1.31
Total from investment operations	$0.68	2.30	1.17	(1.92)	(4.25)	8.26	1.40
Less distributions from:
Net investment income	$0.29	0.46	0.34	0.45	0.53	0.35	0.11
Net realized gain from investments	$-	-	-	0.09	4.70	3.57	-
Total distributions	$0.29	0.46	0.34	0.54	5.23	3.92	0.11
Net asset value, end of period	$17.97	17.58	15.74	14.91	17.37	26.85	22.51
Total Return(3)%	3.93	14.72	8.11	(11.12)	(17.50)	40.36	6.62
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,806	3,176	4,030	8,626	29,629	56,165	17,537
Ratios to average net assets:
Net expenses after expense
reimbursement(4)(5)%	1.25	1.26	1.36	1.19	1.15	1.25	1.23
Gross expenses prior to expense
reimbursement(4)%	1.25	1.26	1.36	1.19	1.14	1.25	1.23
Net investment income after expense
reimbursement(4)(5)%	2.06	2.37	2.78	2.23	2.47	1.88	2.04
Portfolio turnover rate %	27	138	97	100	145	129	28

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING Investments, LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding thededuction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements.

52

ING EQUITY AND BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class Q
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004		2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$12.38	11.63		11.98	13.23	14.94	19.04	18.85
Income (loss) from investment operations:
Net investment income	$0.09	0.17		0.28	0.42	0.44	0.54	0.11
Net realized and unrealized gain (loss)
on investments	$0.30	0.86		(0.38)	(1.15)	(0.54)	(0.57)	0.16
Total from investment operations	$0.39	1.03		(0.10)	(0.73)	(0.10)	(0.03)	0.27
Less distributions from:
Net investment income	$0.08	0.28		0.25	0.47	0.47	0.40	0.08
Net realized gain from investments	$-	-		-	0.05	1.14	3.67	-
Total distributions	$0.08	0.28		0.25	0.52	1.61	4.07	0.08
Net asset value, end of period	$12.69	12.38		11.63	11.98	13.23	14.94	19.04
Total Return(3)%	3.20	8.93	†	(0.61)	(5.53)	(0.70)	(0.60)	1.44
Ratios and Supplemental Data:
Net assets, end of period (000's)	$291	324		222	191	373	230	190
Ratios to average net assets:
Net expenses after expense
reimbursement(4)(5)%	1.48	1.49		1.50	1.40	1.25	1.30	1.25
Gross expenses prior to expense
reimbursement(4)%	1.42	1.48		1.61	1.40	1.46	1.51	1.51
Net investment income after expense
reimbursement(4)(5)%	1.43	1.39		2.70	3.31	3.61	3.36	2.30
Portfolio turnover rate %	36	302		129	145	76	173	63

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

†  Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 8.84% for Class Q.

See Accompanying Notes to Financial Statements.

53

ING REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,	Period Ended May 31,	Year Ended October 31,
	2004	2003	2003(1)	2002	2001	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$13.28	11.45	9.98	9.77	9.57	8.24	9.10
Income (loss) from investment operations:
Net investment income	$0.25	0.58	0.20	0.60	0.50	0.69	0.49
Net realized and unrealized gain (loss)
on investments	$2.57	2.43	1.47	0.23	0.27	1.21	(0.80)
Total from investment operations	$2.82	3.01	1.67	0.83	0.77	1.90	(0.31)
Less distributions from:
Net investment income	$0.26	0.67	0.20	0.62	0.57	0.57	0.55
Net realized gain from investments	$0.95	0.51	-	-	-	-	-
Total distributions	$1.21	1.18	0.20	0.62	0.57	0.57	0.55
Net asset value, end of period	$14.89	13.28	11.45	9.98	9.77	9.57	8.24
Total Return(2)%	25.63	27.24	16.95	8.06	7.88	23.78	3.70
Ratios and Supplemental Data:
Net assets, end of period (000's)	$195,284	161,904	125,645	97,331	76,188	64,447	55,968
Ratios to average net assets:
Net expenses after expense
reimbursement(3)(4)%	0.88	0.96	1.00	0.98	1.00	1.00	1.00
Gross expenses prior to expense
reimbursement(3)%	0.83	1.06	1.19	0.98	1.03	1.05	1.11
Net investment income after expense
reimbursement(3)(4)%	3.66	4.69	4.26	4.29	4.84	5.71	5.37
Portfolio turnover rate %	37	132	62	106	77	93	67

(1)  On November 4, 2002, pursuant to an Agreement and Plan of Reorganization dated August 20, 2002, all of the assets and liabilities of the CRA Realty Shares Portfolio were transferred to the newly created ING Real Estate Fund in exchange for shares of the ING Real Estate Fund. The financial highlight information presented for periods prior to November 4, 2002 reflects the activity of the CRA Realty Shares Portfolio. The ING Real Estate Fund has adopted a fiscal year end of May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements.

54

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED)

NOTE 1 - ORGANIZATION

Organization. The ING Funds contained within this book are comprised of ING Equity Trust ("IET") and ING Investment Funds, Inc. ("IIF") both of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

IET is a Massachusetts business trust organized on June 12, 1998 with twenty-three separate series (Portfolios). Eleven of which are discussed in this report: ING Disciplined LargeCap Fund ("Disciplined LargeCap"), ING LargeCap Growth Fund ("LargeCap Growth"), ING MidCap Opportunities Fund ("MidCap Opportunities"), ING SmallCap Opportunities Fund ("SmallCap Opportunities"), ING LargeCap Value Fund ("LargeCap Value"), ING MidCap Value Fund ("MidCap Value"), ING SmallCap Value Fund ("SmallCap Value"), ING Convertible Fund ("Convertible"), ING Equity and Bond Fund ("Equity and Bond") and ING Real Estate Fund ("Real Estate"). IIF is a Maryland Corporation organized on July 7, 1969 with one Portfolio, ING MagnaCap Fund ("MagnaCap").

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C, Class I, Class M, Class O and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. No class preferential dividend rights exist. Differences in per share dividend rates generally results from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Funds' valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds' Board of Directors/Trustees (''Board''), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. Research services use statistical analyses and quantitative models to help determine fair value as of the time

55

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities - at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government securities.

D.  Foreign Currency Transactions and Futures Contracts. Certain funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as

56

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund pays dividends, if any, as follows:

Annually	Semi-Annually
Disciplined LargeCap	MagnaCap
LargeCap Growth
Quarterly
MidCap Opportunities
SmallCap Opportunities	Convertible
LargeCap Value	Equity and Bond
MidCap Value	Real Estate
SmallCap Value

Each Fund distributes capital gains, to the extent available, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.  Federal Income Taxes. It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

The Funds may utilize equalization accounting for tax purposes, where by a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

G.  Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.  Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I.  Options Contracts. Each Funds may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon  the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

57

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

J.  Securities Lending. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

K.  Offering Costs. Offering costs are capitalized and amortized on a straight line basis over a period of twelve months.

L.  Illiquid and Restricted Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board.

M.  Delayed Delivery Transactions. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Fund's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. In connection with a Fund's ability to purchase or sell securities on a when-issued basis, the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

NOTE 3 - INVESTMENT TRANSACTIONS

For the six months ended November 30, 2004, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Disciplined LargeCap	$52,790,720	$81,930,384
LargeCap Growth	125,403,346	129,217,717
MidCap Opportunities	105,857,740	178,501,008
SmallCap Opportunities	77,628,487	117,895,157
LargeCap Value	24,096,258	4,359,730
MagnaCap	37,811,928	65,086,971
MidCap Value	88,695,426	57,880,610
SmallCap Value	77,638,421	19,300,495
Convertible	53,381,754	74,327,783
Equity and Bond	24,561,128	28,708,066
Real Estate	96,961,140	75,381,250

U.S. Governemnt securities not included above were as follows:

	Purchases	Sales
Equity and Bond	$49,664,983	$53,462,074

NOTE 4 - INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into Investment Management Agreements with ING Investments, LLC (the "Investment Manager"). The Investment Management

58

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 4 - INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

As a Percent of Average Net Assets
Disciplined LargeCap	0.70%

LargeCap Growth*	0.75% on first $500 million; 0.675% onnext $500 million; and 0.65% in excess of $1 billion

MidCap Opportunities	1.00% on first $500 million; and 0.90% thereafter

SmallCap Opportunities	1.00% on first $100 million; 0.90% on next $150 million; 0.80% on next $250 million; and 0.75% in excess of $500 million

LargeCap Value	0.90% on first $50 million; 0.85% on next $450 million; and 0.80% thereafter

MagnaCap	1.00% on first $30 million; 0.75% on next $220 million; 0.625% on next $200 million; and 0.50% in excess of $450 million

MidCap Value	1.00% on first $50 million; and 0.90% thereafter

SmallCap Value	1.00% on first $50 million; and 0.90% thereafter

Convertible	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion

Equity and Bond	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion

Real Estate	0.70%

* Assets are aggregated with ING VP LargeCap Growth Portfolio to determine fees.

ING Investment Management Co. (formerly, Aeltus Investment Management, Inc. "ING IM"), a registered investment adviser, serves as Sub-Adviser to the MidCap Opportunities Fund, SmallCap Opportunities Fund, Disciplined LargeCap Fund, MagnaCap Fund, Convertible Fund and the Equity and Bond Fund pursuant to Sub-Advisory Agreements between the Investment Manager and ING IM.

Brandes Investment Partners, LP ("Brandes"), a registered investment adviser, serves as Sub-Adviser to the LargeCap Value, MidCap Value and SmallCap Value Funds pursuant to a Sub-Advisory Agreement between the Investment Manager and Brandes.

Wellington Management Company, LLP is the Sub-Adviser to the LargeCap Growth Fund.

ING Clarion Real Estate Securities L.P. ("ING Clarion"), a registered investment adviser, is the Sub-Adviser to the Real Estate Fund pursuant to a Sub-Advisory Agreement between the Investment Manager and ING Clarion.

ING Funds Services, LLC (the "Administrator" or "IFS"), serves as administrator to each Fund except MagnaCap. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

MagnaCap has entered into a Shareholder Service Agreement with IFS whereby IFS will act as Shareholder Service Agent for the Fund. The agreement provides that IFS will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services.

MidCap Opportunities and SmallCap Opportunities also pay IFS an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

The Investment Manager, ING IM, ING Clarion, IFS and the Distributor are indirect wholly-owned subsidiaries of ING Groep N.V., a global financial institution active in the fields of banking, insurance and asset management.

NOTE 5 - DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or

59

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 5 - DISTRIBUTION AND SERVICE FEES (continued)

Service Fee based on average daily net assets at the following rates:

	Class A	Class B and C	Class I	Class M	Class O	Class Q
Disciplined LargeCap	0.30%	1.00%	N/A	N/A	N/A	N/A
LargeCap Growth	0.35%	1.00%	N/A	N/A	N/A	0.25%
MidCap Opportunities	0.30%	1.00%	N/A	N/A	N/A	0.25%
SmallCap Opportunities	0.30%	1.00%	N/A	N/A	N/A	0.25%
LargeCap Value	0.25%	1.00%	N/A	N/A	N/A	N/A
MagnaCap	0.30%	1.00%	N/A	0.75%	N/A	N/A
MidCap Value	0.25%	1.00%	N/A	N/A	N/A	0.25%
SmallCap Value	0.25%	1.00%	N/A	N/A	N/A	0.25%
Convertible	0.35%	1.00%	N/A	N/A	N/A	0.25%
Equity and Bond	0.35%	1.00%	N/A	N/A	N/A	0.25%
Real Estate	0.25%	1.00%	N/A	N/A	0.25%	0.25%

For the six months ended November 30, 2004, the Distributor has retained $163,391 as sales charges from the proceeds of Class A Shares sold, $22,085 and $20,318 from the proceeds of Class A Shares and Class C Shares redeemed, respectively and $90 from the proceeds of Class M Shares sold.

NOTE 6 - OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Investment Manager may direct the Funds' portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Funds are reflected as brokerage commission recapture in the Statements of Operations.

At November 30, 2004, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Recoupment	Total
Disciplined LargeCap	$29,088	$4,155	$38,588	$-	$71,831
LargeCap Growth	195,865	26,113	169,316	52,518	443,812
MidCap Opportunities	347,009	34,698	268,401	78,604	728,712
SmallCap Opportunities	178,898	18,963	119,237	-	317,098
LargeCap Value	23,174	2,575	15,122	-	40,871
MagnaCap	225,948	-	127,002	4,785	357,735
MidCap Value	120,377	12,918	83,556	33,251	250,102
SmallCap Value	115,731	12,402	71,079	73,000	272,212
Convertible	122,402	16,319	129,084	-	267,805
Equity and Bond	39,852	5,313	34,567	9,999	89,731
Real Estate	136,515	19,501	13,026	55,129	224,171

At November 30, 2004, ING Life Insurance & Annuity Company, a wholly-owned indirect subsidiary of ING Groep N.V., held 11.1% of the Real Estate Fund. At November 30, 2004, certain non-affiliated individuals and entities owned separately the following percentage of the Real Estate Fund: 5.3% and 22.9%. Investment activities of these shareholders could have a material impact on the Funds.

NOTE 7 - OTHER ACCRUED EXPENSES AND LIABILITIES

At November 30, 2004, the funds had following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Payable for Custody and Accounting Fees
Disciplined LargeCap	$14,496
Payable for Transfer Agent Fees
Disciplined LargeCap	$28,931
MagnaCap	188,311
Payable for Shareholder Reporting Expenses
Disciplined LargeCap	$62,990
MagnaCap	206,738

NOTE 8 - EXPENSE LIMITATIONS

For the following Funds, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class A	Class B	Class C	Class I	Class O	Class Q
LargeCap Growth	1.45%	2.10%	2.10%	1.10%	N/A	1.35%
MidCap Opportunities	1.75%	2.45%	2.45%	1.45%	N/A	1.60%
LargeCap Value	1.45%	2.20%	2.20%	1.20%	N/A	N/A
MidCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
SmallCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
Convertible	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Equity and Bond	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Real Estate	1.45%	2.20%	2.20%	1.00%	1.45%	1.45%

Each Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

Outstanding reimbursement balances due to the Funds, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

60

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 8 - EXPENSE LIMITATIONS (continued)

As of November 30, 2004, the cumulative amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	November 30,
	2005	2006	2007	Total
LargeCap Growth	$263,850	$365,234	$23,483	$652,567
MidCap Opportunities	554,148	398,893	-	953,041
LargeCap Value	-	-	145,120	145,120
MidCap Value	-	20,025	-	20,025
SmallCap Value	9,105	42,868	-	51,973
Real Estate	-	123,825	-	123,825

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 - LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Funds utilized the line of credit during the six months ended November 30, 2004:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
MidCap Opportunities	8	818,125	1.82%
SmallCap Opportunities	14	1,173,996	2.13%
MagnaCap	3	576,667	2.35%
SmallCap Value	4	1,185,000	2.49%
Convertible	14	1,026,951	2.22%
Real Estate	1	4,300,000	1.80%

NOTE 10 - CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Disciplined LargeCap (Number of Shares)
Shares sold	51,840	113,903	166,227	389,459	19,552	84,889
Shares redeemed	(122,484)	(453,135)	(591,037)	(1,178,718)	(274,401)	(1,202,854)
Net decrease in shares outstanding	(70,644)	(339,232)	(424,810)	(789,259)	(254,849)	(1,117,965)
Disciplined LargeCap ($)
Shares sold	$463,191	$970,844	$1,432,573	$3,217,947	$174,422	$690,881
Shares redeemed	(1,076,198)	(3,704,827)	(4,937,725)	(9,667,160)	(2,294,763)	(9,984,201)
Net decrease	$(613,007)	$(2,733,983)	$(3,505,152)	$(6,449,213)	$(2,120,341)	$(9,293,320)
	Class I Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Disciplined LargeCap (Number of Shares)
Shares sold	-	-
Shares redeemed	(2,531,779)	-
Net decrease in shares outstanding	(2,531,779)	-
Disciplined LargeCap ($)
Shares sold	$-	$-
Shares redeemed	(23,141,782)	-
Net decrease	$(23,141,782)	$-

61

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
LargeCap Growth (Number of Shares)
Shares sold	2,189,218	4,717,809	666,364	3,033,622	465,836	1,665,504
Dividends reinvested	146,425	-	111,851	-	49,176	-
Shares redeemed	(2,168,903)	(1,508,196)	(886,581)	(1,409,436)	(500,211)	(842,766)
Net increase (decrease) in shares outstanding	166,740	3,209,613	(108,366)	1,624,186	14,801	822,738
LargeCap Growth ($)
Shares sold	$38,528,666	$77,600,379	$11,338,359	$48,308,654	$7,828,856	$25,792,950
Dividends reinvested	2,601,968	-	1,933,909	-	847,791	-
Shares redeemed	(37,589,048)	(24,659,524)	(14,849,443)	(22,603,682)	(8,385,013)	(13,587,922)
Net increase (decrease)	$3,541,586	$52,940,855	$(1,577,175)	$25,704,972	$291,634	$12,205,028
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
LargeCap Growth (Number of Shares)
Shares sold	178,623	650,093	21,137	252,367
Dividends reinvested	66,417	-	7,030	-
Shares redeemed	(119,403)	(202,685)	(64,228)	(348,885)
Net increase (decrease) in shares outstanding	125,637	447,408	(36,061)	(96,518)
LargeCap Growth ($)
Shares sold	$3,231,684	$11,253,002	$386,471	$4,054,610
Dividends reinvested	1,216,755	-	128,161	-
Shares redeemed	(2,129,403)	(3,512,313)	(1,153,459)	(5,867,902)
Net increase (decrease)	$2,319,036	$7,740,689	$(638,827)	$(1,813,292)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Opportunities (Number of Shares)
Shares sold	761,487	1,036,073	168,479	733,927	83,761	329,723
Shares issued in merger	-	7,257,045	-	13,295,946	-	5,847,535
Shares redeemed	(1,712,984)	(1,584,581)	(2,736,169)	(1,932,970)	(1,709,173)	(1,727,198)
Net increase (decrease) in shares outstanding	(951,497)	6,708,537	(2,567,690)	12,096,903	(1,625,412)	4,450,060
MidCap Opportunities ($)
Shares sold	$8,917,692	$11,933,398	$1,919,978	$8,169,093	$943,468	$3,570,794
Shares issued in merger	-	90,057,643	-	158,660,384	-	69,438,190
Shares redeemed	(20,055,661)	(18,290,662)	(30,803,978)	(21,648,477)	(19,115,772)	(19,175,206)
Net increase (decrease)	$(11,137,969)	$83,700,379	$(28,884,000)	$145,181,000	$(18,172,304)	$53,833,778

62

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Opportunities (Number of Shares)
Shares sold	32,492	137,735	2,513	295,722
Shares issued in merger	-	4,319,450	-	17,144
Shares redeemed	(14,345)	(5,294,804)	(28,902)	(390,135)
Net increase (decrease) in shares outstanding	18,147	(837,619)	(26,389)	(77,269)
MidCap Opportunities ($)
Shares sold	$387,678	$1,697,334	$29,182	$3,125,007
Shares issued in merger	-	54,791,843	-	214,426
Shares redeemed	(174,631)	(64,078,651)	(335,084)	(4,152,761)
Net increase (decrease)	$213,047	$(7,589,474)	$(305,902)	$(813,328)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Opportunities (Number of Shares)
Shares sold	709,123	1,922,887	42,965	324,368	23,097	110,776
Shares redeemed	(1,074,212)	(3,854,778)	(1,065,657)	(1,650,166)	(394,572)	(1,121,973)
Net increase (decrease) in shares outstanding	(365,089)	(1,931,891)	(1,022,692)	(1,325,798)	(371,475)	(1,011,197)
SmallCap Opportunities ($)
Shares sold	$15,788,738	$41,773,565	$882,557	$6,706,707	$464,323	$2,424,180
Shares redeemed	(23,735,242)	(80,177,493)	(21,785,610)	(33,798,668)	(8,024,914)	(22,678,422)
Net increase (decrease)	$(7,946,504)	$(38,403,928)	$(20,903,053)	$(27,091,961)	$(7,560,591)	$(20,254,242)
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Opportunities (Number of Shares)
Shares sold	66,536	186,283	-	1,160
Shares redeemed	(52,813)	(145,691)	(7,358)	(30,438)
Net increase (decrease) in shares outstanding	13,723	40,592	(7,358)	(29,278)
SmallCap Opportunities ($)
Shares sold	$1,501,064	$4,182,902	$-	$28,326
Shares redeemed	(1,176,441)	(3,235,935)	(161,769)	(651,974)
Net increase (decrease)	$324,623	$946,967	$(161,769)	$(623,648)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004
LargeCap Value (Number of Shares)
Shares sold	998,189	518,761	413,099	283,191	493,764	400,925
Dividends reinvested	14,581	-	4,783	-	6,111	-
Shares redeemed	(87,531)	(28,776)	(20,073)	(12,978)	(27,131)	(6,833)
Net increase in shares outstanding	925,239	489,985	397,809	270,213	472,744	394,092
LargeCap Value ($)
Shares sold	$9,803,063	$5,037,124	$4,039,690	$2,755,909	$4,796,388	$3,887,843
Dividends reinvested	149,894	-	48,999	-	62,641	-
Shares redeemed	(866,916)	(274,359)	(195,910)	(124,117)	(261,156)	(65,883)
Net increase	$9,086,041	$4,762,765	$3,892,779	$2,631,792	$4,597,873	$3,821,960

(1) Commencement of operations.

63

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class I Shares
	August 2, 2004(1) to November 30, 2004
LargeCap Value (Number of Shares)
Shares sold	257,733
Dividends reinvested	3,887
Shares redeemed	-
Net increase in shares outstanding	261,620
LargeCap Value ($)
Shares sold	$2,500,000
Dividends reinvested	39,923
Shares redeemed	-
Net increase	$2,539,923
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MagnaCap (Number of Shares)
Shares sold	1,007,491	2,598,002	127,846	715,715	26,553	263,235
Shares issued in merger	-	14,679,883	-	443,560	-	235,540
Dividends reinvested	301,850	203,397	6,892	-	1,810	-
Shares redeemed	(2,579,765)	(5,008,192)	(1,089,709)	(1,805,792)	(245,138)	(315,710)
Net increase (decrease) in shares outstanding	(1,270,424)	12,473,090	(954,971)	(646,517)	(216,775)	183,065
MagnaCap ($)
Shares sold	$10,456,168	$25,810,263	$1,286,003	$7,106,156	$268,486	$2,618,410
Shares issued in merger	-	141,208,171	-	4,106,720	-	2,182,353
Dividends reinvested	3,192,414	1,893,245	68,642	-	18,047	-
Shares redeemed	(26,904,590)	(49,598,073)	(10,937,153)	(17,200,575)	(2,487,389)	(2,831,500)
Net increase (decrease)	$(13,256,008)	$119,313,606	$(9,582,508)	$(5,987,699)	$(2,200,856)	$1,969,263
	Class I Shares		Class M Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MagnaCap (Number of Shares)
Shares sold	221,490	-	1,636	30,375	-	-
Shares issued in merger	-	2	-	-	-	807
Dividends reinvested	1,995	12	1,533	506	-	4,830
Shares redeemed	(14,363)	(2)	(78,720)	(369,836)	(814)	(847,215)
Net increase (decrease) in shares outstanding	209,122	12	(75,551)	(338,955)	(814)	(841,578)
MagnaCap ($)
Shares sold	$2,294,178	$-	$16,713	$275,418	$-	$-
Shares issued in merger	-	18	-	-	-	7,766
Dividends reinvested	21,582	111	15,813	4,431	-	42,987
Shares redeemed	(152,409)	(21)	(805,860)	(3,437,895)	(8,444)	(7,712,659)
Net increase (decrease)	$2,163,351	$108	$(773,334)	$(3,158,046)	$(8,444)	$(7,661,906)

(1) Commencement of operations.

64

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Value (Number of Shares)
Shares sold	3,579,577	4,389,175	945,597	1,916,154	1,434,397	1,895,746
Dividends reinvested	385,030	-	214,551	-	213,558	-
Shares redeemed	(2,304,605)	(1,100,635)	(340,795)	(323,780)	(306,631)	(534,781)
Net increase in shares outstanding	1,660,002	3,288,540	819,353	1,592,374	1,341,324	1,360,965
MidCap Value ($)
Shares sold	$41,280,708	$47,731,690	$10,710,789	$20,528,670	$16,189,607	$20,537,186
Dividends reinvested	4,301,356	-	2,360,063	-	2,349,128	-
Shares redeemed	(25,637,914)	(12,000,827)	(3,790,654)	(3,379,087)	(3,450,323)	(5,326,519)
Net increase	$19,944,150	$35,730,863	$9,280,198	$17,149,583	$15,088,412	$15,210,667
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Value (Number of Shares)
Shares sold	-	167,376	-	-
Dividends reinvested	13,266	-	135	-
Shares redeemed	(11,385)	(5,110)	-	-
Net increase in shares outstanding	1,881	162,266	135	-
MidCap Value ($)
Shares sold	$-	$1,880,019	$-	$-
Dividends reinvested	153,787	-	1,507	-
Shares redeemed	(135,498)	(58,828)	-	-
Net increase	$18,289	$1,821,191	$1,507	$-
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Value (Number of Shares)
Shares sold	4,168,645	2,394,934	534,967	752,515	1,306,443	1,373,071
Dividends reinvested	324,833	83,905	98,206	55,029	137,839	50,521
Shares redeemed	(1,343,277)	(409,889)	(149,120)	(201,315)	(274,000)	(455,949)
Net increase in shares outstanding	3,150,201	2,068,950	484,053	606,229	1,170,282	967,643
SmallCap Value ($)
Shares sold	$55,188,734	$30,977,651	$7,025,405	$9,220,990	$17,041,617	$17,186,034
Dividends reinvested	4,281,297	940,575	1,271,774	611,375	1,783,641	560,781
Shares redeemed	(17,838,218)	(5,024,204)	(1,908,851)	(2,376,307)	(3,537,268)	(5,504,573)
Net increase	$41,631,813	$26,894,022	$6,388,328	$7,456,058	$15,287,990	$12,242,242
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Value (Number of Shares)
Shares sold	205	13,396	370	4,134
Dividends reinvested	2,260	1,983	303	-
Shares redeemed	-	(3,604)	-	-
Net increase in shares outstanding	2,465	11,775	673	4,134
SmallCap Value ($)
Shares sold	$2,810	$158,274	$5,000	$57,676
Dividends reinvested	29,951	22,291	4,047	-
Shares redeemed	-	(46,393)	-	-
Net increase	$32,761	$134,172	$9,047	$57,676

65

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Convertible (Number of Shares)
Shares sold	374,702	1,298,675	140,780	739,659	112,815	557,509
Dividends reinvested	37,842	60,283	24,184	42,820	21,723	35,305
Shares redeemed	(644,139)	(1,003,751)	(672,948)	(1,078,475)	(378,972)	(744,929)
Net increase (decrease) in shares outstanding	(231,595)	355,207	(507,984)	(295,996)	(244,434)	(152,115)
Convertible ($)
Shares sold	$6,753,786	$22,561,007	$2,780,427	$14,414,494	$2,081,591	$10,042,116
Dividends reinvested	683,419	1,052,348	481,004	813,670	402,497	627,776
Shares redeemed	(11,570,432)	(17,665,114)	(13,314,403)	(20,919,881)	(6,982,232)	(13,528,070)
Net increase (decrease)	$(4,133,227)	$5,948,241	$(10,052,972)	$(5,691,717)	$(4,498,144)	$(2,858,178)
	Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Convertible (Number of Shares)
Shares sold	704	27,805
Dividends reinvested	2,542	5,192
Shares redeemed	(27,818)	(108,400)
Net increase (decrease) in shares outstanding	(24,572)	(75,403)
Convertible ($)
Shares sold	$12,150	$481,790
Dividends reinvested	44,534	87,716
Shares redeemed	(483,033)	(1,846,310)
Net increase (decrease)	$(426,349)	$(1,276,804)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Equity and Bond (Number of Shares)
Shares sold	106,090	887,579	108,252	437,744	7,269	141,155
Dividends reinvested	13,886	53,776	2,096	15,763	2,345	13,925
Shares redeemed	(349,668)	(1,045,795)	(290,619)	(782,074)	(132,365)	(285,420)
Net increase (decrease) in shares outstanding	(229,692)	(104,440)	(180,271)	(328,567)	(122,751)	(130,340)
Equity and Bond ($)
Shares sold	$1,325,834	$10,932,304	$1,459,661	$5,924,840	$86,354	$1,627,156
Dividends reinvested	174,303	644,730	28,384	201,540	28,101	158,421
Shares redeemed	(4,360,582)	(13,177,888)	(3,908,740)	(10,424,076)	(1,570,483)	(3,316,399)
Net increase (decrease)	$(2,860,445)	$(1,600,854)	$(2,420,695)	$(4,297,696)	$(1,456,028)	$(1,530,822)
	Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Equity and Bond (Number of Shares)
Shares sold	1,836	22,261
Dividends reinvested	169	556
Shares redeemed	(5,240)	(15,787)
Net increase (decrease) in shares outstanding	(3,235)	7,030
Equity and Bond ($)
Shares sold	$22,904	$266,462
Dividends reinvested	2,104	6,646
Shares redeemed	(65,292)	(192,188)
Net increase (decrease)	$(40,284)	$80,920

66

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Real Estate (Number of Shares)
Shares sold	1,296,961	1,380,337	61,751	166,580	49,705	292,977
Dividends reinvested	185,743	43,360	13,596	3,900	15,446	12,292
Shares redeemed	(82,888)	(213,905)	(14,977)	(28,211)	(35,006)	(112,603)
Net increase (decrease) in shares outstanding	1,399,816	1,209,792	60,370	142,269	30,145	192,666
Real Estate ($)
Shares sold	$17,848,353	$16,994,026	$849,451	$2,087,459	$688,996	$3,611,743
Dividends reinvested	2,584,373	538,693	189,646	48,871	220,956	154,981
Shares redeemed	(1,121,002)	(2,582,779)	(204,720)	(344,880)	(483,364)	(1,396,621)
Net increase (decrease)	$19,311,724	$14,949,940	$834,377	$1,791,450	$426,588	$2,370,103
	Class I Shares		Class O
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	September 15, 2004(1) to November 30, 2004
Real Estate (Number of Shares)
Shares sold	1,082,086	4,052,833	292,138
Dividends reinvested	665,515	735,129	14,205
Shares redeemed	(829,154)	(3,565,560)	(23,335)
Net increase (decrease) in shares outstanding	918,447	1,222,402	283,008
Real Estate ($)
Shares sold	$15,222,356	$51,206,192	$4,156,760
Dividends reinvested	9,638,943	9,236,584	198,427
Shares redeemed	(11,434,487)	(45,266,438)	(338,564)
Net increase (decrease)	$13,426,812	$15,176,338	$4,016,623

(1) Commencement of operations.

67

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 11 - SECURITIES LENDING

Under an agreement with The Bank of New York ("BNY"), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At November 30, 2004, the Funds had securities on loan with the following market values:

	Value of Securities Loaned	Value of Collateral
Disciplined LargeCap	$369,244	$379,129
LargeCap Growth	33,248,005	34,202,610
MidCap Opportunities	42,247,835	43,961,923
SmallCap Opportunities	38,383,888	39,670,466
MidCap Value	23,864,087	25,264,576
SmallCap Value	31,965,747	34,093,573
Convertible	52,558,629	53,943,311
Real Estate	8,856,992	9,043,070

NOTE 12 - WHEN ISSUED SECURITIES

The Equity and Bond Fund, at times, may purchase FNMA/GNMA certificates on a delayed delivery, forward or when-issued basis with payment and delivery often taking place a month or more after the initiation of the transaction. It is the Fund's policy to record when-issued FNMA/GNMA certificates (and the corresponding obligation to pay for the securities) at the time the purchase commitment becomes fixed - generally on the trade date. It is also the Fund's policy to segregate assets to cover its commitments for when-issued securities on trade date.

NOTE 13 - FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, organizational and offering expenses, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders were as follows:

	Six Months Ended November 30, 2004
	Ordinary Income	Long-Term Capital Gains
LargeCap Growth	$8,477,756	$-
LargeCap Value	132,790	251,668
SmallCap Value	-	9,699,163
Convertible	2,503,049	-
Equity and Bond	305,502	-
Real Estate	3,676,059	14,759,993
	Year Ended May 31, 2004
	Ordinary Income	Long-Term Capital Gains
MagnaCap	$2,245,213	$-
SmallCap Value	536,307	2,285,376
Convertible	4,038,953	-
Equity and Bond	1,362,049	-
Real Estate(1)	8,704,727	6,564,687

(1) Composition of dividends and distributions presented herein differ from final amounts based on the Fund's tax year end of December 31, 2003.

68

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 13 - FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2004:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Post October Losses Deferred	Capital Loss Carryforwards	Expiration Dates
LargeCap Growth	$-	$-	$51,263,561	$-	$(129,467,771)	2009
					(140,176,886)	2010
					(117,098,211)	2011
					$(386,742,868)*
MidCap Opportunities	-	-	74,959,819	-	$(133,027,987)	2008
					(94,142,180)	2009
					(21,217,297)	2010
					(9,824,346)	2011
					$(258,211,810)*
SmallCap Opportunities	-	-	61,768,589	-	$(1,017,516)	2008
					(74,206,071)	2009
					(106,886,755)	2010
					(167,319,500)	2011
					$(349,429,842)*
Disciplined LargeCap	-	-	4,324,900	-	$(1,279,041)	2008
					(7,339,303)	2009
					(10,480,954)	2010
					(24,371,998)	2011
					(6,531,058)	2012
					$(50,002,354)
LargeCap Value	54,520	-	(107,145)	-	$-
MagnaCap	1,364,430	-	48,726,275	(309,679)	$(10,576,002)	2011
					(58,933,684)	2012
					$(69,509,686)
MidCap Value	3,838,510	2,707,472	1,618,665	-	$-
SmallCap Value	3,161,587	3,491,699	5,237,983	-	$-
Convertible	1,813,064	-	14,601,092	-	$(65,571,008)	2010
					(15,497,044)	2011
					$(81,068,052)
Equity and Bond	109,754	-	2,551,909	(1,260)	$(2,058,681)	2010
					(4,569,236)	2011
					(8,878,256)	2012
					$(15,506,173)
Real Estate(1)	-	-	30,275,162	-	$-

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

(1) As of the Fund's tax year ended December 31, 2003.

69

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 14 - ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Funds' Board, the following securities have been deemed to be illiquid. The Funds currently limit investment in illiquid securities to 15% of the Fund's net assets, at market value, at time of purchase.

Fund	Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Convertible	WinStar Communications, Inc.	51,932	11/6/98	$2,364,096	$5	0.00%
Equity and Bond	Dayton Superior Corp.	400	8/31/01	7,446	4	0.00%
	Iridium World Comm	500	8/31/01	50,507	-	0.00%
	North Atlantic Trading Co.	1,209	8/31/01	12	1	0.00%
	WinStar Communications, Inc.	500,000	1/10/01	386,500	50	0.00%
				$444,465	$55	0.00%

NOTE 15 - REORGANIZATION

On November 8, 2003, MagnaCap as listed below ("Acquiring Fund"), acquired the assets and certain liabilities of the ING Large Company Value Fund, also listed below ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 - Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquiring Fund	Acquired Funds	Total net assets of Acquired Fund (000's)	Total net assets of Acquiring Fund (000's)	Acquired Fund unrealized appreciation (000's)	Conversion Ratio
MagnaCap	ING Large Company Value Fund	$147,505	$230,749	$9,420	1.40

The net assets of MagnaCap after the acquisition were approximately $378,254,371.

On April 17, 2004, MidCap Opportunities as listed below ("Acquiring Fund"), acquired the assets and certain liabilities of the ING Growth + Value Fund and the ING Growth Opportunities Fund, also listed below ("Acquired Funds"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 - Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquiring Fund	Acquired Funds	Total net assets of Acquired Fund (000's)	Total net assets of Acquiring Fund (000's)	Acquired Fund unrealized appreciation (000's)	Conversion Ratio
MidCap Opportunities	ING Growth + Value Fund	$196,927	$173,487	$36,128	0.79
MidCap Opportunities	ING Growth Opportunities Fund	176,236	173,487	35,037	1.10

The net assets of MidCap Opportunities after the acquisition were approximately $546,649,969.

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has

70

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•  ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including

71

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 17 - SUBSEQUENT EVENTS

Effective January 1, 2005, the expense limitations for Disciplined LargeCap, MidCap Opportunities, SmallCap Opportunities, Convertible and Equity and Bond will be lowered based on the following tables:

	Class A	Class B	Class C	Class I	Class Q
Disciplined Large Cap	1.36%	2.11%	2.11%	1.11%	N/A
MidCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
SmallCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
Convertible	1.33%	2.08%	2.08%	N/A	1.33%
Equity and Bond	1.36%	2.11%	2.11%	N/A	1.36%

These expense limitation agreements are for the period beginning January 1, 2005 through December 31, 2005.

Effective January 1, 2005, ING Funds Distributor, LLC has contractually agreed to waive 0.05% of the Distribution Fee for Class A shares of Disciplined LargeCap, MidCap Opportunities and SmallCap Opportunities and 0.10% of the Distribution Fee for Class A shares of Convertible and Equity and Bond. The fee waiver is for the period beginning January 1, 2005 through December 31, 2005.

72

   PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.1%
		Aerospace/Defense: 2.8%
9,700		Boeing Co.	$519,629
3,350		General Dynamics Corp.	363,006
8,000		Raytheon Co.	322,720
2,200		United Technologies Corp.	214,676
			1,420,031
		Agriculture: 1.3%
8,850		Altria Group, Inc.	508,786
3,691		UST, Inc.	162,515
			671,301
		Apparel: 1.4%
4,200	@	Coach, Inc.	209,328
4,150		Nike, Inc.	351,339
2,500		VF Corp.	134,975
			695,642
		Auto Manufacturers: 1.3%
25,650		Ford Motor Co.	363,717
3,600		PACCAR, Inc.	281,160
			644,877
		Banks: 5.5%
17,750		Bank of America Corp.	821,292
3,700		Comerica, Inc.	227,550
8,400		KeyCorp	279,636
9,634		National City Corp.	357,229
8,250		U.S. Bancorp	244,448
7,050		Wachovia Corp.	364,837
7,450		Wells Fargo & Co.	460,186
			2,755,178
		Beverages: 2.3%
10,600		Coca-Cola Co.	416,686
15,150		PepsiCo, Inc.	756,137
			1,172,823
		Biotechnology: 0.2%
1,800	@	Amgen, Inc.	108,072
			108,072
		Chemicals: 1.6%
4,100		Dow Chemical Co.	206,927
4,700		E.I. du Pont de Nemours & Co.	213,004
3,750		PPG Industries, Inc.	253,013
3,300		Sherwin-Williams Co.	147,180
			820,124
		Commercial Services: 0.5%
2,600		Equifax, Inc.	71,812
3,400		H&R Block, Inc.	162,180
			233,992
		Computers: 6.0%
5,900	@	Apple Computer, Inc.	395,595
21,200	@	Dell, Inc.	859,024
13,237		Hewlett-Packard Co.	264,740
12,550		International Business Machines Corp.	1,182,711
12,700	@,X	Seagate Technology	0
61,600	@	Sun Microsystems, Inc.	341,880
			3,043,950

Shares			Value
		Cosmetics/Personal Care: 3.1%
11,800		Gillette Co.	$513,182
19,800		Procter & Gamble Co.	1,058,904
			1,572,086
		Distribution/Wholesale: 0.6%
3,800		Genuine Parts Co.	164,958
1,950		W.W. Grainger, Inc.	120,627
			285,585
		Diversified Financial Services: 6.2%
5,650		American Express Co.	314,762
4,050		Capital One Financial Corp.	318,249
4,850		CIT Group, Inc.	207,338
21,850		Citigroup, Inc.	977,787
10,150		Countrywide Financial Corp.	337,081
4,250		Fannie Mae	291,975
4,250		Lehman Brothers Holdings, Inc.	356,064
4,100		Merrill Lynch & Co., Inc.	228,411
6,000	@	Providian Financial Corp.	96,300
			3,127,967
		Electric: 2.8%
11,700	@	AES Corp.	143,208
3,700		Constellation Energy Group, Inc.	161,690
12,550		Duke Energy Corp.	317,264
6,500		Edison Intl.	207,350
2,500		Exelon Corp.	104,275
3,565		PPL Corp.	185,202
4,450		TXU Corp.	279,549
			1,398,538
		Electronics: 0.2%
3,350	@	Thermo Electron Corp.	101,338
			101,338
		Food: 0.8%
3,350		SUPERVALU, Inc.	105,827
4,428		Wm. Wrigley Jr. Co.	304,646
			410,473
		Forest Products and Paper: 0.8%
1,900		Louisiana-Pacific Corp.	46,493
1,050		Temple-Inland, Inc.	62,570
4,500		Weyerhaeuser Co.	297,000
			406,063
		Gas: 0.3%
4,550	L	Sempra Energy	168,259
			168,259
		Hand/Machine Tools: 0.3%
1,700		Black & Decker Corp.	142,953
			142,953
		Healthcare-Products: 3.6%
5,100		Becton Dickinson & Co.	279,378
21,450		Johnson & Johnson	1,293,864
5,350		Medtronic, Inc.	257,068
			1,830,310

See Accompanying Notes to Financial Statements

73

  PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services: 3.2%
2,750		Aetna, Inc.	$325,903
3,250	@	Humana, Inc.	80,665
7,050		UnitedHealth Group, Inc.	584,092
2,750	@	WellPoint Health Networks, Inc.	344,025
2,750	@	WellPoint, Inc.	278,658
			1,613,343
		Household Products/Wares: 0.5%
4,700		Clorox Co.	259,064
			259,064
		Insurance: 6.1%
19,050		American International Group, Inc.	1,206,817
3,700		Chubb Corp.	281,977
3,200		CIGNA Corp.	224,064
3,600		Lincoln National Corp.	165,672
3,959		Loews Corp.	276,774
10,150		MetLife, Inc.	395,849
7,750		Prudential Financial, Inc.	379,362
2,950		Safeco Corp.	142,987
			3,073,502
		Internet: 1.8%
2,800	@	eBay, Inc.	314,860
5,450	@	Symantec Corp.	347,765
5,850	@	Yahoo!, Inc.	220,077
			882,702
		Iron/Steel: 0.2%
2,300		United States Steel Corp.	120,428
			120,428
		Leisure Time: 0.4%
2,700		Carnival Corp.	143,127
3,100		Sabre Holdings Corp.	71,548
			214,675
		Lodging: 0.5%
4,600		Marriott Intl., Inc.	261,510
			261,510
		Machinery-Diversified: 0.2%
1,000		Cummins, Inc.	79,620
			79,620
		Media: 2.3%
9,800	@	Comcast Corp.	294,392
3,500		McGraw-Hill Cos., Inc.	307,055
19,550	@	Time Warner, Inc.	346,231
8,700		Walt Disney Co.	233,856
			1,181,534
		Mining: 0.4%
2,100		Phelps Dodge Corp.	203,973
			203,973
		Miscellaneous Manufacturing: 5.0%
3,500		3M Co.	278,565
6,050	L	Eastman Kodak Co.	197,896
45,100		General Electric Co.	1,594,736
4,200		Honeywell International, Inc.	148,386
8,700	@@	Tyco Intl. Ltd.	295,539
			2,515,122

Shares			Value
		Oil and Gas: 8.8%
3,950		Anadarko Petroleum Corp.	$274,920
6,200		Burlington Resources, Inc.	287,742
15,350		ChevronTexaco Corp.	838,110
2,678		ConocoPhillips	243,671
7,200		Devon Energy Corp.	298,224
36,400	S	Exxon Mobil Corp.	1,865,499
1,650		Sunoco, Inc.	136,224
5,100		Unocal Corp.	234,804
4,800		Valero Energy Corp.	224,592
			4,403,786
		Pharmaceuticals: 4.7%
6,950		Abbott Laboratories	291,622
2,450		AmerisourceBergen Corp.	144,403
8,250	@	Caremark Rx, Inc.	295,020
5,050		Eli Lilly & Co.	269,317
9,650		Merck & Co., Inc.	270,393
32,390		Pfizer, Inc.	899,470
5,500		Wyeth	219,285
			2,389,510
		Pipelines: 0.1%
10,850	@,L	Dynegy, Inc.	61,303
			61,303
		Retail: 8.8%
4,300		Circuit City Stores, Inc.	67,037
7,450		Costco Wholesale Corp.	362,070
15,100		Gap, Inc.	329,935
18,450		Home Depot, Inc.	770,288
6,150		J.C. Penney Co., Inc. Holding Co.	237,390
10,000	@	Limited Brands, Inc.	244,400
15,250		McDonald's Corp.	468,785
9,300		Staples, Inc.	296,763
6,450	@	Starbucks Corp.	362,877
3,800		Target Corp.	194,636
5,350	@	Toys R US, Inc.	103,469
18,350		Wal-Mart Stores, Inc.	955,300
			4,392,950
		Semiconductors: 1.2%
26,750		Intel Corp.	597,863
			597,863
		Software: 4.7%
2,650	@	Autodesk, Inc.	173,337
5,100	@	BMC Software, Inc.	94,758
10,000	@	Compuware Corp.	57,700
46,650		Microsoft Corp.	1,250,686
50,950	@	Oracle Corp.	645,027
5,100	@	Parametric Technology Corp.	29,835
12,050	@	Siebel Systems, Inc.	121,464
			2,372,807
		Telecommunications: 5.4%
9,200		Alltel Corp.	521,548
28,900	@	Cisco Systems, Inc.	540,719
27,250		Motorola, Inc.	524,835
7,150		Qualcomm, Inc.	297,583
20,050		Verizon Communications, Inc.	826,661
			2,711,346

See Accompanying Notes to Financial Statements

74

  PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares		Value
	Transportation: 2.2%
4,150	FedEx Corp.	$394,375
8,000	Norfolk Southern Corp.	274,640
5,000	United Parcel Service, Inc.	420,750
		1,089,765
	Total Common Stock (Cost $45,032,128)	49,434,365
Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.6%

	Repurchase Agreement: 1.8%
$902,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $902,052 to be received upon repurchase (Collateralized by $870,000 Federal Home Loan Mortgage Corporation, 5.500%, Market Value plus accrued interest $920,569, due 07/15/06)		902,000
	Total Repurchase Agreement (Cost $902,000)		902,000
	Securities Lending Collateralcc: 0.8%
379,129	The Bank of New York Institutional Cash Reserves Fund		379,129
	Total Securities Lending Collateral (Cost $379,129)		379,129
	Total Short-Term Investments (Cost $1,281,129)		1,281,129
	Total Investments In Securities (Cost $46,313,257)*	100.7%	$50,715,494
	Other Assets and Liabilities-Net	(0.7)	(341,100)
	Net Assets	100.0%	$50,374,394

@  Non-income producing security

@@  Foreign issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

S  Segregated assets for futures collateral.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $46,585,594. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,254,608
Gross Unrealized Depreciation	(1,124,708)
Net Unrealized Appreciation	$4,129,900

Information concerning open futures contracts for the ING Discipline LargeCap Fund at November 30, 2004 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain
S&P 500	3	$880,575	12/16/04	$648

See Accompanying Notes to Financial Statements

75

  PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.2%
		Advertising: 2.2%
89,110		Omnicom Group, Inc.	$7,217,910
			7,217,910
		Aerospace/Defense: 1.0%
30,300		General Dynamics Corp.	3,283,308
			3,283,308
		Apparel: 0.0%
2,600	@	Coach, Inc.	129,584
			129,584
		Auto Parts and Equipment: 1.0%
51,370		Johnson Controls, Inc.	3,154,118
			3,154,118
		Biotechnology: 0.8%
44,130	@	Genzyme Corp.	2,471,721
			2,471,721
		Commercial Services: 7.5%
142,970	@,@@	Accenture Ltd. - Class A	3,708,642
208,940	@,L	Apollo Group, Inc.	16,652,517
46,110		Moody's Corp.	3,723,383
			24,084,542
		Computers: 10.7%
327,290	@	Dell, Inc.	13,261,791
37,130	@	Lexmark Intl., Inc.	3,152,337
203,510	@,@@	Research In Motion Ltd.	18,106,285
			34,520,413
		Cosmetics/Personal Care: 1.8%
131,430		Gillette Co.	5,715,891
			5,715,891
		Distribution/Wholesale: 3.0%
148,690		CDW Corp.	9,771,907
			9,771,907
		Diversified Financial Services: 11.4%
40,680		Capital One Financial Corp.	3,196,634
136,570		Citigroup, Inc.	6,111,508
472,388		Countrywide Financial Corp.	15,688,006
74,400		Franklin Resources, Inc.	4,882,872
97,170		Freddie Mac	6,632,824
			36,511,844
		Healthcare-Products: 7.7%
225,100		Guidant Corp.	14,593,233
209,800		Medtronic, Inc.	10,080,890
			24,674,123
		Home Builders: 0.9%
67,900		Lennar Corp.	3,050,747
			3,050,747
		Insurance: 0.5%
17,160		Progressive Corp.	1,561,388
			1,561,388

Shares			Value
		Internet: 9.6%
127,210	@,L	eBay, Inc.	$14,304,765
436,550	@	Yahoo!, Inc.	16,423,011
			30,727,776
		Media: 2.9%
254,040	@,L	XM Satellite Radio Holdings, Inc.	9,376,616
			9,376,616
		Miscellaneous Manufacturing: 3.7%
74,770		Danaher Corp.	4,252,918
211,760		General Electric Co.	7,487,833
			11,740,751
		Oil and Gas: 1.2%
70,050	@@	Petro-Canada	3,999,855
			3,999,855
		Pharmaceuticals: 11.1%
141,880		Abbott Laboratories	5,953,285
283,300	@,@@,L	AstraZeneca PLC ADR	11,159,186
109,500	@,@@,L	Elan Corp. PLC ADR	2,890,800
134,550		Eli Lilly & Co.	7,175,552
39,840	@	Forest Laboratories, Inc.	1,552,565
81,680	@	Gilead Sciences, Inc.	2,814,693
221,220		Schering-Plough Corp.	3,948,777
			35,494,858
		Retail: 5.1%
81,680	@,L	Autozone, Inc.	6,991,808
85,890		Best Buy Co., Inc.	4,842,478
56,660		Lowe's Cos., Inc.	3,134,998
39,100	L	PETsMART, Inc.	1,339,957
			16,309,241
		Semiconductors: 1.8%
186,850	L	Xilinx, Inc.	5,833,457
			5,833,457
		Software: 10.7%
242,960	@,L	Electronic Arts, Inc.	11,880,744
258,700		First Data Corp.	10,629,983
305,990		Microsoft Corp.	8,203,592
38,760	@,L	Pixar, Inc.	3,514,369
			34,228,688
		Telecommunications: 3.6%
68,860	@,@@	America Movil SA de CV ADR	3,216,451
445,670	@	Cisco Systems, Inc.	8,338,485
			11,554,936
		Total Common Stock (Cost $259,342,091)	315,413,674

See Accompanying Notes to Financial Statements

76

  PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.7%
	Securities Lending Collateralcc: 10.7%
$34,202,610	The Bank of New York
	Institutional Cash
	Reserves Fund		$34,202,610
	Total Short-Term Investments (Cost $34,202,610)		34,202,610
	Total Investments In Securities (Cost $293,544,701)*	108.9%	$349,616,284
	Other Assets and Liabilities-Net	(8.9)	(28,459,421)
	Net Assets	100.0%	$321,156,863

@  Non-income producing security

@@  Foreign issuer

ADR  American Depositary Receipt

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $303,679,987. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$51,664,500
Gross Unrealized Depreciation	(5,728,203)
Net Unrealized Appreciation	$45,936,297

See Accompanying Notes to Financial Statements

77

  PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.8%
		Advertising: 0.6%
42,200	@	Getty Images, Inc.	$2,458,150
			2,458,150
		Apparel: 3.1%
172,500	@	Coach, Inc.	8,597,400
109,500		Polo Ralph Lauren Corp.	4,313,205
			12,910,605
		Auto Parts and Equipment: 1.2%
98,800	L	BorgWarner Inc	4,945,928
			4,945,928
		Banks: 0.5%
32,600		Zions Bancorporation	2,167,900
			2,167,900
		Biotechnology: 3.3%
197,520	@	Celgene Corp.	5,415,998
85,000	@	Charles River Laboratories Intl., Inc.	3,973,750
97,200	@,L	Millipore Corp.	4,735,584
			14,125,332
		Building Materials: 1.2%
130,500	@	American Standard Cos., Inc.	5,081,670
			5,081,670
		Coal: 1.4%
72,900		Peabody Energy Corp.	6,050,700
			6,050,700
		Commercial Services: 4.8%
120,300	@	Alliance Data Systems Corp.	5,160,870
100,000	@	CoStar Group, Inc.	4,380,000
133,200	@	Education Management Corp.	4,414,248
156,061	@	Laureate Education, Inc.	6,147,243
			20,102,361
		Computers: 3.5%
63,100	@	Anteon Intl. Corp.	2,335,962
121,600	@	CACI Intl., Inc.	7,555,008
140,700	@,L	palmOne, Inc.	4,930,128
			14,821,098
		Distribution/Wholesale: 1.1%
135,056		Hughes Supply, Inc.	4,440,641
			4,440,641
		Diversified Financial Services: 1.4%
414,100	@	Ameritrade Holding Corp.	5,768,413
			5,768,413
		Electrical Components and Equipment: 1.0%
129,700		Ametek, Inc.	4,238,596
			4,238,596
		Electronics: 2.7%
88,000	@,L	Arrow Electronics, Inc.	2,158,640
66,250	@	Benchmark Electronics, Inc.	2,322,063
147,000	@	Waters Corp.	6,859,020
			11,339,723

Shares			Value
		Hand/Machine Tools: 0.5%
48,200		Stanley Works	$2,253,832
			2,253,832
		Healthcare-Products: 8.2%
90,000	@	Gen-Probe, Inc.	3,591,000
120,400	@	Inamed Corp.	6,459,460
151,200	@,L	Patterson Cos., Inc.	6,178,032
185,830	@	St. Jude Medical, Inc.	7,087,556
130,400	@,L	Varian Medical Systems, Inc.	5,487,232
70,000	@	Zimmer Holdings, Inc.	5,712,000
			34,515,280
		Healthcare-Services: 6.1%
22,800		Aetna, Inc.	2,702,028
88,450	@	Amsurg Corp.	2,274,050
184,500	@	Community Health Systems, Inc.	5,101,425
47,300	L	Quest Diagnostics, Inc.	4,434,375
320,000		Select Medical Corp.	5,584,000
114,800	@	WellChoice, Inc.	5,624,052
			25,719,930
		Home Furnishings: 2.1%
72,000		Harman Intl. Industries, Inc.	8,845,200
			8,845,200
		Household Products/Wares: 1.1%
150,600	@,L	Yankee Candle Co., Inc.	4,587,276
			4,587,276
		Insurance: 2.5%
26,700		AMBAC Financial Group, Inc.	2,171,511
74,500	L	MBIA, Inc.	4,467,020
96,700	@	Proassurance Corp.	3,776,135
			10,414,666
		Internet: 2.6%
332,800	@,L	Akamai Technologies, Inc.	4,309,760
78,400	@,L	Ask Jeeves, Inc.	2,025,856
402,100	@	TIBCO Software, Inc.	4,624,150
			10,959,766
		Iron/Steel: 1.2%
99,500		Nucor Corp.	5,263,550
			5,263,550
		Leisure Time: 1.0%
63,500		Polaris Industries, Inc.	4,184,650
			4,184,650
		Lodging: 1.3%
91,300	L	Harrah's Entertainment, Inc.	5,605,820
			5,605,820
		Machinery-Diversified: 1.8%
157,300		Rockwell Automation, Inc.	7,440,290
			7,440,290
		Miscellaneous Manufacturing: 3.5%
98,500	L	Danaher Corp.	5,602,680
70,800		Donaldson Co., Inc.	2,194,800
29,200		ITT Industries, Inc.	2,485,504
115,500		Pentair, Inc.	4,622,310
			14,905,294

See Accompanying Notes to Financial Statements

78

  PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Office/Business Equipment: 0.9%
256,800	@,L	Xerox Corp.	$3,934,176
			3,934,176
		Oil and Gas: 7.7%
63,730		Apache Corp.	3,445,244
399,300		Chesapeake Energy Corp.	7,187,400
26,600		Murphy Oil Corp.	2,269,246
67,255	@,@@	Nabors Industries Ltd.	3,497,260
70,400		Patina Oil & Gas Corp.	2,337,280
348,600		Patterson-UTI Energy, Inc.	6,972,000
190,575		XTO Energy, Inc.	6,927,401
			32,635,831
		Oil and Gas Services: 1.8%
93,000		BJ Services Co.	4,712,310
50,500	@,L	Smith Intl., Inc.	3,058,785
			7,771,095
		Pharmaceuticals: 0.5%
74,300	@	MGI Pharma, Inc.	2,005,357
			2,005,357
		Retail: 12.0%
51,400	@,L	Advance Auto Parts, Inc.	2,120,764
159,550		Applebees Intl., Inc.	4,100,435
159,100	@,L	Chico's FAS, Inc.	6,141,260
279,400		Foot Locker, Inc.	7,258,812
240,200	L	Michaels Stores, Inc.	6,564,666
88,700	L	MSC Industrial Direct Co.	3,159,494
93,100	@	Pacific Sunwear of California, Inc.	2,067,751
58,700	@,L	Panera Bread Co.	2,344,478
158,600	L	PETsMART, Inc.	5,435,222
102,000		Regis Corp.	4,554,300
255,000	@	Sonic Corp.	7,438,350
			51,185,532
		Savings and Loans: 2.7%
130,700		Independence Community Bank Corp.	5,552,136
274,400	L	Sovereign Bancorp, Inc.	5,995,640
			11,547,776
		Semiconductors: 1.8%
91,500	@,L	Altera Corp.	2,075,220
141,800	L	Linear Technology Corp.	5,411,088
			7,486,308
		Software: 5.5%
147,500		Adobe Systems, Inc.	8,932,600
147,800	@,L	Avid Technology, Inc.	8,434,946
99,900	@	Dun & Bradstreet Corp.	5,930,064
			23,297,610
		Telecommunications: 2.3%
328,400	@,L	Comverse Technology, Inc.	6,985,068
118,600	@	Polycom, Inc.	2,708,824
			9,693,892
		Textiles: 2.0%
97,200	@	Mohawk Industries, Inc.	8,524,440
			8,524,440

Shares			Value
		Transportation: 2.9%
66,100		CH Robinson Worldwide, Inc.	$3,552,875
97,900	@,L	Forward Air Corp.	4,537,665
102,250		J.B. Hunt Transport Services, Inc.	4,110,450
			12,200,990
		Total Common Stock (Cost $320,035,411)	413,429,678
Principal Amount			Value

SHORT-TERM INVESTMENTS: 12.6%

	Repurchase Agreement: 2.2%
$9,091,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $9,091,520 to be received upon repurchase (Collateralized by $9,290,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $9,273,453, due 11/29/06)		9,091,000
	Total Repurchase Agreement (Cost $9,091,000)		9,091,000
	Securities Lending Collateralcc: 10.4%
43,961,923	The Bank of New York Institutional Cash Reserves Fund		43,961,923
	Total Securities Lending Collateral (Cost $43,961,923)		43,961,923
	Total Short-Term Investments (Cost $53,052,923)		53,052,923
	Total Investments In Securities (Cost $373,088,334)*	110.4%	$466,482,601
	Other Assets and Liabilities-Net	(10.4)	(43,829,150)
	Net Assets	100.0%	$422,653,451

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $373,133,784. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$94,074,065
Gross Unrealized Depreciation	(725,248)
Net Unrealized Appreciation	$93,348,817

See Accompanying Notes to Financial Statements

79

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.5%
		Banks: 5.1%
202,700	L	Southwest Bancorp of Texas, Inc.	$4,958,042
55,500	L	UCBH Holdings, Inc.	2,516,370
75,900		Westamerica Bancorporation	4,414,344
			11,888,756
		Biotechnology: 2.7%
51,400	@	Celgene Corp.	1,409,388
141,100	@,L	Integra LifeSciences Holdings Corp.	4,795,989
			6,205,377
		Commercial Services: 3.5%
72,100	@	CoStar Group, Inc.	3,157,980
45,900	@	Education Management Corp.	1,521,126
86,057	@	Laureate Education, Inc.	3,389,785
			8,068,891
		Computers: 9.1%
41,600	@	Anteon Intl. Corp.	1,540,032
79,200	@	CACI Intl., Inc.	4,920,696
162,000	@	Cognizant Technology Solutions Corp.	6,177,060
114,600		Jack Henry & Associates, Inc.	2,209,488
48,800	@	Micros Systems, Inc.	3,580,456
79,000	@,L	PalmOne, Inc.	2,768,160
			21,195,892
		Distribution/Wholesale: 3.0%
42,164		Hughes Supply, Inc.	1,386,352
173,550		SCP Pool Corp.	5,472,032
			6,858,384
		Electrical Components and Equipment: 1.1%
89,501	@	Intermagnetics General Corp.	2,637,594
			2,637,594
		Electronics: 2.4%
68,442	@,L	Benchmark Electronics, Inc.	2,398,892
22,500	@	Dionex Corp.	1,291,275
71,400	@	Measurement Specialties, Inc.	1,821,414
			5,511,581
		Entertainment: 6.0%
83,100	@,L	Penn National Gaming, Inc.	4,385,187
127,300	@	Scientific Games Corp.	3,042,470
141,922	@,L	Shuffle Master, Inc.	6,532,670
			13,960,327
		Healthcare-Products: 7.2%
78,200	@,L	Arthrocare Corp.	2,367,114
74,300	@	Gen-Probe, Inc.	2,964,570
97,800	@	Inamed Corp.	5,246,970
157,401	@,L	Kyphon, Inc.	3,787,068
63,100	@	Quinton Cardiology Systems, Inc.	646,775
43,500	@	Techne Corp.	1,616,025
12,553	@,L	TriPath Imaging, Inc.	90,131
			16,718,653

Shares			Value
		Healthcare-Services: 7.0%
214,000	@	Amsurg Corp.	$5,501,940
81,100	@	Pediatrix Medical Group, Inc.	5,052,530
152,100		Select Medical Corp.	2,654,145
77,840	@	United Surgical Partners Intl., Inc.	3,072,345
			16,280,960
		Home Builders: 1.1%
74,798	L	Thor Industries, Inc.	2,498,253
			2,498,253
		Household Products/Wares: 1.3%
97,600	@	Yankee Candle Co., Inc.	2,972,896
			2,972,896
		Insurance: 2.5%
54,900	@	Philadelphia Consolidated Holding Co.	3,746,925
50,700	@	Proassurance Corp.	1,979,835
			5,726,760
		Internet: 4.1%
181,800	@	Akamai Technologies, Inc.	2,354,310
42,200	@,L	Ask Jeeves, Inc.	1,090,448
221,200	@	TIBCO Software, Inc.	2,543,800
279,700	@	ValueClick, Inc.	3,608,130
			9,596,688
		Investment Companies: 2.6%
93,050	@,L	Ishares Russell 2000 Growth Index Fund	6,066,860
			6,066,860
		Leisure Time: 1.0%
36,600		Polaris Industries, Inc.	2,411,940
			2,411,940
		Lodging: 2.3%
95,200		Station Casinos, Inc.	5,430,208
			5,430,208
		Miscellaneous Manufacturing: 2.4%
81,800	@,L	Ceradyne, Inc.	4,040,920
24,570	@	Cuno, Inc.	1,610,072
			5,650,992
		Oil and Gas: 6.0%
83,100		Patina Oil & Gas Corp.	2,758,920
125,200	@	Southwestern Energy Co.	6,873,480
107,000	@	Unit Corp.	4,239,340
			13,871,740
		Oil and Gas Services: 1.2%
310,660	@,L	Input/Output, Inc.	2,724,488
			2,724,488
		Pharmaceuticals: 3.6%
117,000	@,L	HealthExtras, Inc.	1,868,490
84,100	@	MGI Pharma, Inc.	2,269,859
227,298	@,L	VCA Antech, Inc.	4,218,651
			8,357,000

See Accompanying Notes to Financial Statements

80

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 12.6%
95,000	L	Applebees Intl., Inc.	$2,441,500
86,880	@	Chico's FAS, Inc.	3,353,568
58,600	@	Copart, Inc.	1,265,760
90,400	@	Dave & Buster's, Inc.	1,690,480
100,400	@,L	Dick's Sporting Goods, Inc.	3,614,400
48,284	@,L	GameStop Corp.	1,018,310
57,800		MSC Industrial Direct Co.	2,058,836
192,542	@	Pacific Sunwear of California, Inc.	4,276,357
31,900	@,L	Panera Bread Co.	1,274,086
72,800	@	PETCO Animal Supplies, Inc.	2,632,448
49,400		Regis Corp.	2,205,710
121,950	@	Sonic Corp.	3,557,282
			29,388,737
		Semiconductors: 1.9%
260,600	@	Silicon Image, Inc.	4,378,080
			4,378,080
		Software: 5.3%
105,100	@	Avid Technology, Inc.	5,998,057
42,300	L	Global Payments, Inc.	2,333,268
271,820	@	Witness Systems, Inc.	4,074,582
			12,405,907
		Telecommunications: 2.1%
81,044	@	Polycom, Inc.	1,851,045
146,500	@,L	Powerwave Technologies, Inc.	1,184,892
77,200	@	Tekelec	1,807,252
			4,843,189
		Transportation: 1.4%
67,820	@	Forward Air Corp.	3,143,457
			3,143,457
		Total Common Stock (Cost $151,887,763)	228,793,610
Principal Amount			Value
SHORT-TERM INVESTMENTS: 17.8%
	Repurchase Agreement: 0.7%
$1,592,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $1,592,091 to be received upon repurchase (Collateralized by $1,535,000 Federal Home Loan Bank, 5.500%, Market Value plus accrued interest $1,624,222, due 07/15/06)		1,592,000
	Total Repurchase Agreement (Cost $1,592,000)		1,592,000

Principal Amount			Value
	Securities Lending Collateralcc: 17.1%
$39,670,466	The Bank of New York
	Institutional Cash
	Reserves Fund		$39,670,466
	Total Securities Lending Collateral (Cost $39,670,466)		39,670,466
	Total Short-Term Investments (Cost $41,262,466)		41,262,466
	Total Investments In Securities (Cost $193,150,229)*	116.3%	$270,056,076
	Other Assets and Liabilities-Net	(16.3)	(37,806,427)
	Net Assets	100.0%	$232,249,649

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $193,359,874. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$77,016,023
Gross Unrealized Depreciation	(319,821)
Net Unrealized Appreciation	$76,696,202

See Accompanying Notes to Financial Statements

81

  PORTFOLIO OF INVESTMENTS
ING LARGECAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.3%
		Agriculture: 5.8%
19,650		Altria Group, Inc.	$1,129,679
5,790		Reynolds American, Inc.	437,898
7,710		UST, Inc.	339,471
			1,907,048
		Auto Manufacturers: 6.9%
80,030		Ford Motor Co.	1,134,825
29,100		General Motors Corp.	1,122,969
			2,257,794
		Auto Parts and Equipment: 1.5%
54,230		Delphi Corp.	488,070
			488,070
		Commercial Services: 2.0%
22,200		McKesson Corp.	656,010
			656,010
		Computers: 7.2%
43,320		Electronic Data Systems Corp.	972,534
46,200		Hewlett-Packard Co.	924,000
41,150	@	Unisys Corp.	472,814
			2,369,348
		Diversified Financial Services: 3.6%
12,520		CIT Group, Inc.	535,230
17,390		J.P. Morgan Chase & Co.	654,734
			1,189,964
		Electric: 0.9%
8,340		American Electric Power Co., Inc.	284,978
			284,978
		Environmental Control: 0.9%
9,420		Waste Management, Inc.	280,810
			280,810
		Food: 12.5%
44,730		Albertson's, Inc.	1,131,669
11,850		Kraft Foods, Inc.	405,270
76,820	@	Kroger Co.	1,242,948
67,120	@	Safeway, Inc.	1,294,073
			4,073,960
		Healthcare-Services: 1.9%
57,630	@	Tenet Healthcare Corp.	625,286
			625,286
		Housewares: 2.4%
33,810		Newell Rubbermaid, Inc.	780,335
			780,335
		Insurance: 8.6%
29,470		AON Corp.	622,406
13,670		Loews Corp.	955,670
28,400		Marsh & McLennan Cos., Inc.	811,956
11,440		Nationwide Financial Services	429,915
			2,819,947
		Office/Business Equipment: 2.1%
44,220	@	Xerox Corp.	677,450
			677,450

Shares			Value
		Pharmaceuticals: 16.4%
48,550		Bristol-Myers Squibb Co.	$1,140,925
46,300		Merck & Co., Inc.	1,297,325
41,800		Pfizer, Inc.	1,160,786
72,590		Schering-Plough Corp.	1,295,732
11,470		Wyeth	457,309
			5,352,077
		Pipelines: 3.1%
96,880		El Paso Corp.	1,011,427
			1,011,427
		Retail: 2.4%
27,510		May Department Stores Co.	773,581
			773,581
		Semiconductors: 2.9%
85,210	@	Micron Technology, Inc.	944,127
			944,127
		Telecommunications: 14.2%
47,900		BellSouth Corp.	1,284,679
181,040	@	Lucent Technologies, Inc.	711,487
44,890		SBC Communications, Inc.	1,129,881
32,830		Sprint Corp.	748,852
18,780		Verizon Communications, Inc.	774,299
			4,649,198
		Toys/Games/Hobbies: 2.0%
34,640		Mattel, Inc.	656,428
			656,428
	Total Common Stock (Cost $30,722,760)		31,797,838
	Total Investments In Securities (Cost $30,722,760)*	97.3%	$31,797,838
	Other Assets and Liabilities-Net	2.7	887,198
	Net Assets	100.0%	$32,685,036

@  Non-income producing security

*  Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,993,776
Gross Unrealized Depreciation	(918,698)
Net Unrealized Appreciation	$1,075,078

See Accompanying Notes to Financial Statements

82

  PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.3%
		Aerospace/Defense: 3.6%
125,900		General Dynamics Corp.	$13,642,524
			13,642,524
		Agriculture: 3.6%
236,015		Altria Group, Inc.	13,568,502
			13,568,502
		Apparel: 1.8%
81,300		Nike, Inc.	6,882,858
			6,882,858
		Banks: 7.0%
300,800		Bank of America Corp.	13,918,016
203,400		Wells Fargo & Co.	12,564,018
			26,482,034
		Building Materials: 1.8%
198,200		Masco Corp.	6,990,514
			6,990,514
		Chemicals: 4.6%
195,200		Dow Chemical Co.	9,851,744
165,700		Praxair, Inc.	7,439,930
			17,291,674
		Computers: 2.0%
80,200		International Business Machines Corp.	7,558,048
			7,558,048
		Cosmetics/Personal Care: 2.9%
174,500		Kimberly-Clark Corp.	11,099,945
			11,099,945
		Diversified Financial Services: 13.3%
205,000		Citigroup, Inc.	9,173,750
165,300		Fannie Mae	11,356,110
115,000		Freddie Mac	7,849,900
203,600		Merrill Lynch & Co., Inc.	11,342,556
201,200		Morgan Stanley	10,210,900
			49,933,216
		Electrical Components and Equipment: 2.9%
166,800		Emerson Electric Co.	11,145,576
			11,145,576
		Electronics: 2.6%
381,300	@@	Koninklijke Philips Electronics NV	9,814,662
			9,814,662
		Food: 4.6%
182,600	@@	Nestle SA ADR	11,734,442
87,500	@@	Unilever NV	5,512,500
			17,246,942
		Forest Products and Paper: 1.9%
175,800		International Paper Co.	7,299,216
			7,299,216

Shares			Value
		Healthcare-Products: 2.3%
134,000		Beckman Coulter, Inc.	$8,771,640
			8,771,640
		Healthcare-Services: 2.3%
93,400		Quest Diagnostics, Inc.	8,756,250
			8,756,250
		Insurance: 8.1%
189,000		Allstate Corp.	9,544,500
175,100		American International Group, Inc.	11,092,585
257,000		MetLife, Inc.	10,023,000
			30,660,085
		Media: 2.3%
106,200		Gannett Co., Inc.	8,760,438
			8,760,438
		Miscellaneous Manufacturing: 2.7%
288,300		Honeywell Intl., Inc.	10,185,639
			10,185,639
		Oil and Gas: 12.8%
184,700		Apache Corp.	9,984,882
187,500	@@	BP PLC ADR	11,503,125
260,900		ChevronTexaco Corp.	14,245,140
249,400		Exxon Mobil Corp.	12,781,750
			48,514,897
		Oil and Gas Services: 2.6%
235,980		Halliburton Co.	9,757,773
			9,757,773
		Pharmaceuticals: 1.7%
232,200		Pfizer, Inc.	6,448,194
			6,448,194
		Retail: 2.1%
263,400		McDonald's Corp.	8,096,916
			8,096,916
		Savings and Loans: 5.6%
509,300		Sovereign Bancorp, Inc.	11,128,205
252,100		Washington Mutual, Inc.	10,262,991
			21,391,196
		Telecommunications: 4.2%
295,700		SBC Communications, Inc.	7,442,769
206,100		Verizon Communications, Inc.	8,497,503
			15,940,272
		Total Common Stock (Cost $302,128,558)	376,239,011

See Accompanying Notes to Financial Statements

83

  PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
$2,837,000	Goldman Sachs Repurchase
	Agreement 11/30/04, 2.060%,
	due 12/01/04, $2,837,162 to be
	received upon repurchase
	(Collateralized by $2,735,000
	Federal Home Loan Mortgage
	Corporation, 5.500%, Market Value
	plus accrued interest $2,893,972,
	due 07/15/06)		$2,837,000
	Total Short-Term Investments (Cost $2,837,000)		2,837,000
	Total Investments In Securities (Cost $304,965,558)*	100.0%	$379,076,011
	Other Assets and Liabilities-Net	0.0%	(114,266)
	Net Assets	100.0%	$378,961,745

@@  Foreign issuer

ADR  American Depositary Receipt

*  Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$76,661,734
Gross Unrealized Depreciation	(2,551,281)
Net Unrealized Appreciation	$74,110,453

See Accompanying Notes to Financial Statements

84

  PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.4%
		Agriculture: 3.9%
184,580		Loews Corp.	$5,426,652
25,640		UST, Inc.	1,128,929
			6,555,581
		Airlines: 3.0%
326,840	@,L	AMR Corp.	2,951,365
296,400	@,L	Delta Air Lines, Inc.	2,065,908
			5,017,273
		Apparel: 2.1%
354,610	@,@@	Tommy Hilfiger Corp.	3,475,178
			3,475,178
		Auto Parts and Equipment: 9.8%
112,200		ArvinMeritor, Inc.	2,462,790
100,000		Dana Corp.	1,635,000
543,730	@,L	Goodyear Tire & Rubber Co.	6,861,872
644,310	L	Visteon Corp.	5,450,863
			16,410,525
		Building Materials: 2.4%
110,400		York Intl. Corp.	4,070,448
			4,070,448
		Chemicals: 5.6%
96,690		Great Lakes Chemical Corp.	2,833,017
87,680		Lubrizol Corp.	3,029,344
156,300	L	Sensient Technologies Corp.	3,602,715
			9,465,076
		Commercial Services: 6.7%
330,300	@	Convergys Corp.	4,911,561
49,000		Kelly Services, Inc.	1,489,600
683,580	@	Service Corp. Intl.	4,826,075
			11,227,236
		Computers: 7.4%
323,580	@,L	Synopsys, Inc.	5,704,715
577,590	@	Unisys Corp.	6,636,510
			12,341,225
		Diversified Financial Services: 0.6%
24,000		CIT Group, Inc.	1,026,000
			1,026,000
		Electric: 0.0%
162,000	@,L	Mirant Corp.	59,738
			59,738
		Electronics: 1.6%
302,700	@	Kemet Corp.	2,681,922
			2,681,922
		Food: 4.5%
44,000	L	Albertson's, Inc.	1,113,200
363,330	@	Del Monte Foods Co.	3,942,131
606,064	@,L	Winn-Dixie Stores, Inc.	2,424,256
			7,479,587

Shares			Value
		Healthcare-Services: 5.3%
122,800	@	Health Net, Inc.	$3,342,616
517,030	@	Tenet Healthcare Corp.	5,609,776
			8,952,392
		Home Furnishings: 3.0%
253,320		Maytag Corp.	5,091,732
			5,091,732
		Household Products/Wares: 2.1%
189,410		Tupperware Corp.	3,545,755
			3,545,755
		Insurance: 14.0%
132,200	@	Allmerica Financial Corp.	4,303,110
255,010	L	Assured Guaranty Ltd.	4,697,283
62,460	@	CNA Financial Corp.	1,630,831
69,400		Nationwide Financial Services	2,608,052
285,550	L	Phoenix Cos., Inc.	3,483,710
431,350	L	UnumProvident Corp.	6,716,119
			23,439,105
		Miscellaneous Manufacturing: 2.4%
78,600		Teleflex, Inc.	3,969,300
			3,969,300
		Office/Business Equipment: 2.8%
420,420		IKON Office Solutions, Inc.	4,742,338
			4,742,338
		Pipelines: 3.4%
548,193		El Paso Corp.	5,723,135
			5,723,135
		Retail: 5.2%
90,320		Dillard's, Inc.	2,274,258
135,000	@,L	Payless Shoesource, Inc.	1,576,800
248,220	@	Toys R US, Inc.	4,800,574
			8,651,632
		Semiconductors: 4.3%
5,136,390	@	Agere Systems, Inc.	6,985,490
19,958	@,L	Micron Technology, Inc.	221,135
			7,206,625
		Telecommunications: 6.3%
1,182,050	@	3Com Corp.	5,248,302
66,550		CenturyTel, Inc.	2,190,826
878,600	@	Cincinnati Bell, Inc.	3,162,960
			10,602,088
		Total Common Stock (Cost $160,486,053)	161,733,891

See Accompanying Notes to Financial Statements

85

  PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 15.1%
	Securities Lending Collateralcc: 15.1%
$25,264,576	The Bank of New York Institutional Cash Reserves Fund		$25,264,576
	Total Short-Term Investments (Cost $25,264,576)		25,264,576
	Total Investments In Securities (Cost $185,750,629)*	111.5%	$186,998,467
	Other Assets and Liabilities-Net	(11.5)	(19,227,357)
	Net Assets	100.0%	$167,771,110

@  Non-income producing security

@@  Foreign issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $185,798,818. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,562,208
Gross Unrealized Depreciation	(13,362,559)
Net Unrealized Appreciation	$1,199,649

See Accompanying Notes to Financial Statements

86

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.2%
		Airlines: 3.0%
685,520	@,L	Delta Air Lines, Inc.	$4,778,074
			4,778,074
		Apparel: 4.9%
94,848		Oshkosh B'Gosh, Inc.	1,944,384
132,150		Russell Corp.	2,423,631
353,940	@,@@	Tommy Hilfiger Corp.	3,468,612
			7,836,627
		Auto Parts and Equipment: 9.9%
110,140	@	Aftermarket Technology Corp.	1,918,639
351,779	@,L	Goodyear Tire & Rubber Co.	4,439,451
140,590	L	Superior Industries Intl., Inc.	3,971,668
635,290		Visteon Corp.	5,374,553
			15,704,311
		Building Materials: 2.0%
85,490		York Intl. Corp.	3,152,016
			3,152,016
		Chemicals: 11.4%
95,260		Great Lakes Chemical Corp.	2,791,118
36,000		Lubrizol Corp.	1,243,800
55,505	@@	Octel Corp.	1,224,440
375,260	@	PolyOne Corp.	3,463,650
194,590		Sensient Technologies Corp.	4,485,300
464,700		Wellman, Inc.	4,781,762
			17,990,070
		Commercial Services: 3.1%
95,330		Kelly Services, Inc.	2,898,032
281,980	@	Service Corp. Intl.	1,990,779
			4,888,811
		Computers: 4.1%
630,600	@	Gateway, Inc.	4,294,386
173,100	@,L	Mentor Graphics Corp.	2,172,405
			6,466,791
		Electric: 0.3%
25,000		Westar Energy, Inc.	553,750
			553,750
		Electrical Components and Equipment: 2.3%
157,780		Belden CDT, Inc.	3,658,918
			3,658,918
		Electronics: 2.9%
517,940	@	Kemet Corp.	4,588,948
			4,588,948
		Food: 6.6%
125,440	@	Del Monte Foods Co.	1,361,024
675,960	@,L	Interstate Bakeries Corp.	3,934,087
1,304,837	@,L	Winn-Dixie Stores, Inc.	5,219,348
			10,514,459
		Hand/Machine Tools: 1.1%
90,220		Starrett (L.S.) Co.	1,793,574
			1,793,574

Shares			Value
		Healthcare-Services: 2.0%
560,900	@,L	OCA, Inc.	$3,208,348
			3,208,348
		Home Builders: 0.8%
127,500	@	National RV Holdings, Inc.	1,240,575
			1,240,575
		Home Furnishings: 2.0%
157,100		Maytag Corp.	3,157,710
			3,157,710
		Household Products/Wares: 8.9%
125,500		American Greetings Corp.	3,340,810
695,740	@,L	Playtex Products, Inc.	5,218,050
64,900		Russ Berrie & Co., Inc.	1,475,826
220,770		Tupperware Corp.	4,132,814
			14,167,500
		Insurance: 8.6%
73,900	@	Allmerica Financial Corp.	2,405,445
164,700	@@	Assured Guaranty Ltd.	3,033,773
29,990		Kansas City Life Insurance Co.	1,482,706
46,020		Landamerica Financial Group, Inc.	2,457,468
14,545	@	National Western Life Insurance Co.	2,359,054
155,260	L	Phoenix Cos., Inc.	1,894,172
			13,632,618
		Iron/Steel: 0.0%
4,154	L	Ryerson Tull, Inc.	67,212
			67,212
		Leisure Time: 2.2%
272,900		Callaway Golf Co.	3,209,304
19,800	@	K2, Inc.	334,224
			3,543,528
		Machinery-Diversified: 5.3%
36,290		Nacco Industries, Inc.	3,973,392
100,840		Tecumseh Products Co.	4,416,792
			8,390,184
		Mining: 0.0%
5,305		USEC, Inc.	55,862
			55,862
		Miscellaneous Manufacturing: 1.2%
33,453		Federal Signal Corp.	575,392
116,881		Myers Industries, Inc.	1,324,261
			1,899,653
		Oil and Gas Services: 1.3%
59,850		Tidewater, Inc.	2,030,711
			2,030,711
		Pipelines: 1.8%
504,090	@,L	Dynegy, Inc.	2,848,109
			2,848,109
		Retail: 7.3%
182,150	L	Dillard's, Inc.	4,586,537

See Accompanying Notes to Financial Statements

87

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
78,100		Lone Star Steakhouse & Saloon, Inc.	$2,107,919
415,820	@,L	Payless ShoeSource, Inc.	4,856,778
			11,551,234
		Software: 1.3%
133,760	@	SPSS, Inc.	2,138,822
			2,138,822
		Telecommunications: 2.9%
1,288,633	@	Cincinnati Bell, Inc.	4,639,079
			4,639,079
		Total Common Stock (Cost $143,606,519)	154,497,494
Principal Amount			Value

SHORT-TERM INVESTMENTS: 21.4%

	Securities Lending CollateralCC: 21.4%
$34,093,573	The Bank of New York Institutional Cash Reserves		34,093,573
	Total Short-Term Investments (Cost $34,093,573)		34,093,573
	Total Investments In Securities (Cost $177,700,092)*	118.6%	$188,591,067
	Other Assets and Liabilities-Net	(18.6)	(29,562,689)
	Net Assets	100.0%	$159,028,378

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes $177,739,983. Net unrealized Appreciation consists of:

Gross Unrealized Appreciation	$19,268,214
Gross Unrealized Depreciation	(8,417,130)
Net Unrealized Appreciation	$10,851,084

See Accompanying Notes to Financial Statements

88

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 9.3%
		Computers: 0.5%
1,462,500	@,@@	Bull SA	$913,556
			913,556
		Food: 0.6%
35,000	@	Dean Foods Co.	1,108,450
			1,108,450
		Healthcare-Services: 2.1%
74,600	@	Community Health Systems, Inc.	2,062,690
22,800	@	WellPoint, Inc.	2,310,324
			4,373,014
		Investment Companies: 2.6%
45,000	@,L	SPDR Trust Series 1	5,305,050
			5,305,050
		Miscellaneous Manufacturing: 0.6%
36,000		General Electric Co.	1,272,960
			1,272,960
		Retail: 1.6%
18,000		Wal-Mart Stores, Inc.	937,080
60,000	L	Wendy's Intl., Inc.	2,140,200
			3,077,280
		Telecommunications: 1.3%
60,000		QUALCOMM, Inc.	2,497,200
			2,497,200
		Total Common Stock (Cost $13,462,240)	18,547,510
PREFERRED STOCK: 22.5%
		Auto Manufacturers: 2.8%
55,000		Ford Motor Co. Capital Trust II	2,884,750
105,000		General Motors Corp.	2,680,400
			5,565,150
		Chemicals: 0.4%
960		Hercules Trust II	844,800
			844,800
		Diversified Financial Services: 1.8%
88,300		Gabelli Asset Management, Inc.	2,301,981
48,000		Lehman Brothers Holdings, Inc.	1,233,600
			3,535,581
		Food: 1.3%
97,500		Albertson's, Inc.	2,570,100
			2,570,100
		Home Builders: 0.6%
25,000	@	Fleetwood Capital Trust	1,131,250
			1,131,250

Shares			Value
		Insurance: 5.9%
60,000		Hartford Financial Services Group, Inc.	$3,703,800
67,800		Reinsurance Group of America	4,139,190
118,000		Travelers Property Casualty Corp.	2,725,800
40,000	@@	XL Capital Ltd.	987,200
			11,555,990
		Media: 2.2%
25,000	@,L	Comcast Corp.	1,212,500
25,200		Emmis Communications Corp.	1,146,600
1,985		News Corp Finance Trust II	1,990,558
			4,349,658
		Mining: 0.9%
1,900		Freeport-McMoRan Copper & Gold, Inc.	1,869,125
			1,869,125
		Office/Business Equipment: 0.7%
9,900	@	Xerox Corp.	1,357,290
			1,357,290
		Oil and Gas: 1.3%
24,700		Chesapeake Energy Corp.	2,608,950
			2,608,950
		Pharmaceuticals: 1.2%
44,500		Omnicare, Inc.	2,327,350
			2,327,350
		Real Estate Investment Trusts: 1.6%
83,000	@	FelCor Lodging Trust, Inc.	2,058,400
20,000		Simon Property Group Inc	1,142,600
			3,201,000
		Savings and Loans: 0.9%
39,200		Sovereign Capital Trust II	1,871,800
			1,871,800
		Telecommunications: 0.9%
1,500	@	Lucent Technologies Capital Trust I	1,825,410
51,932	@,I,X,**	Winstar Communications, Inc.	5
			1,825,415
		Total Preferred Stock (Cost $43,418,025)	44,613,459
Principal Amount			Value
CONVERTIBLE CORPORATE BONDS: 67.1%
		Advertising: 1.1%
$2,000,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	2,132,500
			2,132,500
		Aerospace/Defense: 1.3%
3,460,000		Spacehab, Inc., 8.000%, due 10/15/07	2,633,925
			2,633,925

See Accompanying Notes to Financial Statements

89

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Apparel: 1.0%
$1,950,000	#	Reebok International Ltd., 2.000%, due 05/01/24	$2,025,563
			2,025,563
		Auto Parts and Equipment: 1.0%
4,000,000	L	Lear Corp.,4.000%, due 02/20/22	2,035,000
			2,035,000
		Biotechnology: 0.6%
1,485,000		ICOS Corp., 2.000%, due 07/01/23	1,254,825
			1,254,825
		Distribution/Wholesale: 2.0%
3,500,000		Costco Wholesale Corp., 0.000%, due 08/19/17	3,876,250
			3,876,250
		Diversified Financial Services: 3.9%
980,000	@@,#,L	AngloGold Holdings PLC, 2.375%, due 02/27/09	951,825
4,875,000		Lehman Brothers Holdings, Inc., 1.000%, due 09/16/10	4,424,062
2,000,000	@@,#	RepCon Lux SA, 4.500%, due 01/26/11	2,410,466
			7,786,353
		Electric: 2.3%
2,000,000	L	Centerpoint Energy, Inc., 3.750%, due 05/15/23	2,285,000
2,000,000	L	PPL Energy Supply LLC, 2.625%, due 05/15/23	2,222,500
			4,507,500
		Electrical Components and Equipment: 1.9%
1,000,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07	1,052,500
3,000,000		GrafTech Intl. Ltd., 1.625%, due 01/15/24	2,707,500
			3,760,000
		Electronics: 3.6%
1,500,000	@@,L	Flextronics Intl. Ltd., 1.000%, due 08/01/10	1,753,125
3,000,000	L	Flir Systems, Inc., 3.000%, due 06/01/23	4,462,500
100,000,000	@@	Sony Corp., 0.000%, due 12/18/08	972,972
			7,188,597
		Energy-Alternate Sources: 1.3%
2,000,000	#,L	Headwaters, Inc., 2.875%, due 06/01/16	2,560,000
			2,560,000
		Entertainment: 0.9%
1,500,000		International Game Technology, 0.860%, due 01/29/33	1,179,375
480,000		Six Flags, Inc., 4.500%, due 05/15/15	511,200
			1,690,575

Principal Amount			Value
		Environmental Control: 1.5%
$3,500,000	L	Allied Waste Industries, Inc., 4.250%, due 04/15/34	$3,049,375
			3,049,375
		Healthcare-Products: 3.1%
2,900,000	L	Advanced Medical Optics Inc, 2.500%, due 07/15/24	3,200,875
2,900,000	#	Henry Schein, Inc., 3.000%, due 08/15/34	3,026,875
			6,227,750
		Healthcare-Services: 1.3%
2,000,000	L	Laboratory Corp. of America Holdings, 1.570%, due 09/11/21	1,540,000
1,000,000	L	Quest Diagnostics, Inc., 1.750%, due 11/30/21	1,088,750
			2,628,750
		Insurance: 3.9%
3,770,000	L	American Intl. Group, Inc., 0.500%, due 05/15/07	3,586,213
1,970,000	#	AmerUs Group Co., 2.000%, due 03/06/32	2,531,450
1,440,000	L	PMA Capital Corp, 6.500%, due 09/30/22	1,564,200
			7,681,863
		Internet: 2.1%
1,470,000	L	Equinix Inc, 2.500%, due 02/15/24	1,719,900
960,000	@@,#	Shanda Interactive Entertainment Ltd, 0.000%, due 10/15/14	1,168,800
1,400,000		Sohu.com, Inc., 0.700%, due 07/14/23	1,228,500
			4,117,200
		Lodging: 1.2%
1,000,000	L	Hilton Hotels Corp., 3.375%, due 04/15/23	1,148,750
1,000,000	L	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	1,150,000
			2,298,750
		Media: 3.8%
2,400,000	#,L	Charter Communications Inc, 5.875%, due 11/16/09	2,568,000
2,460,000		Citadel Broadcasting Corp, 1.875%, due 02/15/11	2,198,625
1,000,000		Liberty Media Corp, 3.500%, due 01/15/31	956,250
1,920,000	@@	ZEE Telefilms Ltd, 0.500%, due 04/29/09	1,850,928
			7,573,803
		Mining: 3.4%
1,500,000	@@,L	Inco Ltd., 0.000%, due 03/29/21	1,545,000
1,985,000	@@,L	Inco Ltd., 1.000%, due 03/14/23	2,654,938

See Accompanying Notes to Financial Statements

90

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Mining (continued)
$2,000,000	@@,L	Placer Dome, Inc., 2.750%, due 10/15/23	$2,612,500
			6,812,438
		Miscellaneous Manufacturing: 2.7%
3,500,000	@@,#	Tyco Intl. Group SA, 2.750%, due 01/15/18	5,363,750
			5,363,750
		Oil and Gas: 3.3%
1,998,000		Devon Energy Corp., 4.900%, due 08/15/08	2,210,288
2,000,000	@@,L	Formosa Petrochemical Corp., 0.000%, due 06/30/11	2,199,000
1,985,000	#,L	Pride Intl., Inc., 3.250%, due 05/01/33	2,133,875
			6,543,163
		Oil and Gas Services: 0.5%
1,000,000	@@,L	Schlumberger Ltd., 2.125%, due 06/01/23	1,077,500
			1,077,500
		Packaging and Containers: 1.0%
2,000,000	#	Sealed Air Corp., 3.000%, due 06/30/33	2,035,000
			2,035,000
		Pharmaceuticals: 7.9%
1,990,000	L	Amylin Pharmaceuticals, Inc., 2.250%, due 06/30/08	1,947,713
4,000,000		Cephalon, Inc., 2.500%, due 12/15/06	3,944,999
1,920,000	#	Isolagen Inc, 3.500%, due 11/01/24	2,133,600
3,000,000		NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	2,737,500
1,000,000	L	Sepracor, Inc., 5.000%, due 02/15/07	1,028,750
1,920,000	#	Sepracor, Inc., 0.430%, due 10/15/24	1,764,000
2,000,000		Teva Pharmaceutical Finance LLC, .500%, due 02/01/24	1,962,500
			15,519,062
		Retail: 0.6%
1,100,000		Rite Aid Corp., 4.750%, due 12/01/06	1,116,500
			1,116,500
		Savings and Loans: 2.0%
3,870,000	#	Ocwen Financial Corp., 3.250%, due 08/01/24	4,063,500
			4,063,500
		Semiconductors: 2.7%
3,000,000	L	Advanced Micro Devices, Inc., 4.750%, due 02/01/22	3,393,750
1,000,000		Cypress Semiconductor Corp, 1.250%, due 06/15/08	992,500
960,000	#	Vitesse Semiconductor Corp., 1.500%, due 10/01/24	1,053,600
			5,439,850

Principal Amount			Value
		Telecommunications: 4.0%
$2,000,000		Nextel Partners, Inc., 1.500%, due 11/15/08	$3,142,499
1,000,000	L	NII Holdings, Inc., 2.875%, due 02/01/34	1,107,500
1,470,000	L	Primus Telecommunications Group, Inc., 5.750%, due 02/15/07	1,288,088
1,980,000	L	RF Micro Devices, Inc., 1.500%, due 07/01/10	2,272,050
			7,810,137
		Transportation: 1.2%
985,000	#	Yellow Corp., 5.000%, due 08/08/23	1,636,331
490,000	#	Yellow Corp., 3.375%, due 11/25/23	711,725
			2,348,056
		Total Convertible Corporate Bonds (Cost $120,465,883)	133,157,535
CORPORATE BONDS/NOTES: 0.6%
		Building Materials: 0.6%
960,000	#,L	NCI Building Systems Inc, 2.125%, due 11/15/24	1,092,000
		Total Corporate Bonds/notes (Cost $960,000)	1,092,000
		Total Long-Term Investments (Cost $178,306,148)	197,410,504

SHORT-TERM INVESTMENTS: 27.7%

	Repurchase Agreement: 0.5%
1,065,000	Morgan Stanley Repurchase Agreement 11/30/04, 2.070%, due 12/01/04, $1,065,061 to be received upon repurchase (Collateralized by $980,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $1,089,368, due 07/15/06)		1,065,000
	Total Repurchase Agreement (Cost $1,065,000)		1,065,000
	Securities Lending CollateralCC: 27.2%
53,943,311	The Bank of New York Institutional Cash Reserves Fund		53,943,311
	Total Securities Lending Collateral (Cost $53,943,311)		53,943,311
	Total Short-Term Investments (Cost $55,008,311)		55,008,311
	Total Investments In Securities (Cost $233,314,459)*	127.2%	$252,418,815
	Other Assets and Liabilities-Net	(27.2)	(53,999,439)
	Net Assets	100.0%	$198,419,376

See Accompanying Notes to Financial Statements

91

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

@  Non-income producing security

@@  Foreign issuer

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

**  Defaulted security

*  Cost for federal income tax purposes is $233,423,855. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$24,245,259
Gross Unrealized Depreciation	(5,250,299)
Net Unrealized Appreciation	$18,994,960

See Accompanying Notes to Financial Statements

92

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 55.6%
		Aerospace/Defense: 2.2%
8,320		Boeing Co.	$445,702
4,170		General Dynamics Corp.	451,861
5,100		United Technologies Corp.	497,659
			1,395,222
		Agriculture: 0.8%
9,300		Altria Group, Inc.	534,657
			534,657
		Auto Manufacturers: 0.6%
4,800		PACCAR, Inc.	374,880
			374,880
		Banks: 3.3%
9,100		Bank of America Corp.	421,057
14,785		North Fork Bancorporation, Inc.	425,808
16,100		U.S. Bancorp	477,043
5,900		Wachovia Corp.	305,325
7,900		Wells Fargo & Co.	487,983
			2,117,216
		Beverages: 0.6%
7,900		PepsiCo, Inc.	394,289
			394,289
		Biotechnology: 1.2%
6,600	@	Amgen, Inc.	396,264
6,455	@	Biogen Idec, Inc.	378,779
			775,043
		Chemicals: 3.2%
6,225		Air Products & Chemicals, Inc.	356,381
12,900		Dow Chemical Co.	651,063
9,300		E.I. du Pont de Nemours & Co.	421,476
8,325		Praxair, Inc.	373,793
5,000		Sherwin-Williams Co.	223,000
			2,025,713
		Commercial Services: 0.9%
26,200		Cendant Corp.	593,954
			593,954
		Computers: 2.6%
11,100	@	Dell, Inc.	449,772
36,700	@	EMC Corp.	492,514
7,800		International Business Machines Corp.	735,072
			1,677,358
		Cosmetics/Personal Care: 0.7%
8,400		Procter & Gamble Co.	449,232
			449,232
		Diversified Financial Services: 6.9%
23,100		Citigroup, Inc.	1,033,726
21,800		Countrywide Financial Corp.	723,978
37,120	@	E*TRADE Financial Corp.	514,483
8,900		Goldman Sachs Group, Inc.	932,364
13,000		J.P. Morgan Chase & Co.	489,450
8,800		Lehman Brothers Holdings, Inc.	737,264
1,209	I,XX	North Atlantic Trading Co., Inc.	1
			4,431,266

Shares			Value
		Electric: 0.8%
11,100		Consolidated Edison, Inc.	$486,735
			486,735
		Electronics: 0.5%
4,510		Parker Hannifin Corp.	337,348
			337,348
		Healthcare-Products: 2.4%
6,090		Guidant Corp.	394,815
10,800		Johnson & Johnson	651,456
5,800	@	Zimmer Holdings, Inc.	473,280
			1,519,551
		Healthcare-Services: 0.8%
4,000	@	WellPoint Health Networks, Inc.	500,400
			500,400
		Insurance: 2.1%
13,380		American Intl. Group, Inc.	847,623
6,300		Chubb Corp.	480,123
			1,327,746
		Investment Companies: 1.0%
12,400		iShares Goldman Sachs Semiconductor Index Fund	651,000
			651,000
		Leisure Time: 1.4%
10,300		Carnival Corp.	546,003
6,600		Harley-Davidson, Inc.	381,612
			927,615
		Lodging: 1.1%
8,425		Marriott Intl., Inc.	478,961
4,900		Starwood Hotels & Resorts Worldwide, Inc.	256,221
			735,182
		Machinery-Diversified: 0.6%
8,700		Rockwell Automation, Inc.	411,510
			411,510
		Media: 0.8%
16,400	@	Comcast Corp.	486,260
			486,260
		Mining: 0.7%
13,300		Alcoa, Inc.	451,934
			451,934
		Miscellaneous Manufacturing: 4.7%
9,400		3M Co.	748,146
3,980		Eaton Corp.	268,252
37,200		General Electric Co.	1,315,392
19,480	@@	Tyco Intl. Ltd.	661,736
			2,993,526
		Oil and Gas: 3.2%
10,500		ChevronTexaco Corp.	573,300
19,200		Exxon Mobil Corp.	984,000
9,850	@,@@	Nabors Industries Ltd.	512,200
			2,069,500

See Accompanying Notes to Financial Statements

93

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil and Gas Services: 2.2%
16,230		Baker Hughes, Inc.	$719,476
13,120		BJ Services Co.	664,790
			1,384,266
		Pharmaceuticals: 2.7%
5,900		Abbott Laboratories	247,564
4,210		Allergan, Inc.	309,435
11,250	@	Barr Pharmaceuticals, Inc.	439,313
13,200		Merck & Co., Inc.	369,864
13,885		Pfizer, Inc.	385,586
			1,751,762
		Retail: 3.0%
9,440		CVS Corp.	428,293
9,010	@	Kohl's Corp.	415,902
7,900		Lowe's Cos., Inc.	437,107
12,600		Wal-Mart Stores, Inc.	655,955
			1,937,257
		Semiconductors: 0.7%
19,800		Intel Corp.	442,530
			442,530
		Software: 1.5%
35,200		Microsoft Corp.	943,712
			943,712
		Telecommunications: 2.4%
13,300	@	Avaya, Inc.	218,386
26,500	@	Cisco Systems, Inc.	495,815
9,900		Qualcomm, Inc.	412,038
16,400		SBC Communications, Inc.	412,788
			1,539,027
		Total Common Stock (Cost $31,718,106)	35,665,691
PREFERRED STOCK: 0.3%
		Banks: 0.3%
16	#,XX	DG Funding Trust	173,100
			173,100
		Electric: 0.0%
1,025	XX	TECO Energy, Inc.	26,045
			26,045
		Total Preferred Stock (Cost $199,878)	199,145
WARRANTS: 0.0%
		Building Materials: 0.0%
400	I,#	Dayton Superior Corp.	4
		Telecommunications: 0.0%
500	I,X	Iridium World Communications, Inc.	-
			-
		Total Warrants (Cost $57,953)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.7%
		Airlines: 0.1%
$90,000		American Airlines, Inc., 7.324%, due 10/15/09	$73,136
			73,136
		Auto Manufacturers: 0.3%
24,000		Ford Motor Co., 6.625%, due 10/01/28	21,743
72,000		Ford Motor Co., 7.450%, due 07/16/31	70,244
76,000		General Motors Corp., 8.375%, due 07/15/33	77,575
			169,562
		Banks: 2.6%
40,000	@@	Australia & New Zealand Banking Group Ltd., 2.405%, due 10/29/49	34,803
48,000	@@	Banco Bradesco SA/Cayman Islands, 8.750%, due 10/24/13	51,840
109,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	122,903
40,000	@@	Bank of Ireland, 2.160%, due 12/29/49	34,656
30,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	24,885
50,000		BankAmerica Capital II, 8.000%, due 12/15/26	54,169
43,000	@@,#	Danske Bank A/S, 5.914%, due 12/29/49	45,157
20,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	16,575
80,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	96,579
53,000		FBS Capital I, 8.090%, due 11/15/26	57,623
45,000	@@,#	HBOS Capital Funding LP, 6.071%, due 06/30/49	47,813
150,000	@@	HSBC Bank PLC, 1.971%, due 06/29/49	129,903
80,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	68,263
80,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	71,154
71,000		M & T Bank Corp., 3.850%, due 04/01/13	70,087
51,000		Mellon Capital I, 7.720%, due 12/01/26	55,169
30,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	26,102
90,000		National Westminster Bank PLC, 2.563%, due 11/29/49	76,704
58,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	58,704
70,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	59,921
30,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	26,414
20,000	@@	Societe Generale, 2.705%, due 11/29/49	17,150
130,000	@@,C	Standard Chartered PLC, 2.070%, due 12/29/49	104,325

See Accompanying Notes to Financial Statements

94

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Banks (continued)
$160,000	@@,C	Standard Chartered PLC, 2.813%, due 11/29/49	$127,563
49,000		Wells Fargo Capital I, 7.960%, due 12/15/26	53,156
30,000	@@	Westpac Banking Corp., 2.338%, due 09/29/49	25,910
155,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	151,510
			1,709,038
		Beverages: 0.4%
145,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	165,844
11,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	13,640
80,000	#,S	Miller Brewing Co., 4.250%, due 08/15/08	80,504
			259,988
		Chemicals: 0.1%
23,000		Dow Chemical Co., 5.750%, due 11/15/09	24,509
22,000	@@,#,S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	23,391
			47,900
		Diversified Financial Services: 1.6%
22,118	@@,#	Arcel Finance Ltd., 5.984%, due 02/01/09	22,884
47,000	@@,#,S	Arcel Finance Ltd., 6.361%, due 05/01/12	46,872
46,000	@@,#	Arcel Finance Ltd., 7.048%, due 09/01/11	47,523
122,000	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	121,390
51,000		Citigroup Capital II, 7.750%, due 12/01/36	54,578
51,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	55,549
72,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	71,661
30,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	24,877
24,000		Ford Motor Credit Co., 7.000%, due 10/01/13	25,081
106,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	136,557
14,000		JPM Capital Trust I, 7.540%, due 01/15/27	14,946
45,000		JPM Capital Trust II, 7.950%, due 02/01/27	48,771
135,000	#,XX	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	134,477
66,453	@@,#	PF Export Receivables Master Trust, 3.748%, due 06/01/13	64,266
101,236	@@,#	PF Export Receivables Master Trust, 6.436%, due 06/01/15	100,308
69,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	77,491
			1,047,231

Principal Amount			Value
		Electric: 1.6%
$100,000	@@,#	AES Gener SA, 7.500%, due 03/25/14	$104,750
74,842	#	Allegheny Energy Supply Statutory Trust 2001, 10.250%, due 11/15/07	85,881
8,344	#	Allegheny Energy Supply Statutory Trust 2001, 13.000%, due 11/15/07	9,137
91,880		CE Generation LLC, 7.416%, due 12/15/18	95,038
81,000		Consumers Energy Co., 4.250%, due 04/15/08	81,636
62,000	S	DTE Energy Co, 2.740%, due 06/01/07	62,356
98,000	@@,S	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	113,438
116,000		Enterprise Capital Trust II, 3.195%, due 06/30/28	110,454
69,000		Monongahela Power Co., 7.360%, due 01/15/10	75,630
106,000		Ohio Power Co., 6.375%, due 07/15/33	109,111
11,970	#,S	Power Contract Financing LLC, 5.200%, due 02/01/06	12,098
47,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	48,951
18,094		PPL Montana LLC, 8.903%, due 07/02/20	20,458
26,000		Sithe/Independence Funding, 9.000%, due 12/30/13	28,688
31,810	@@,#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	33,073
63,000	S	TXU Corp, 4.446%, due 11/16/06	63,785
			1,054,484
		Food: 0.4%
35,000	S	Kroger Co., 7.250%, due 06/01/09	38,990
65,000	S	Safeway, Inc., 4.800%, due 07/16/07	66,517
45,000		Supervalu, Inc., 7.875%, due 08/01/09	51,565
89,000	S	Tyson Foods, Inc., 7.250%, due 10/01/06	94,698
			251,770
		Gas: 0.1%
67,000	#,S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	71,606
			71,606
		Healthcare-Services: 0.1%
50,000		HCA, Inc., 5.500%, due 12/01/09	49,814
			49,814
		Home Builders: 0.0%
4,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	4,330
			4,330

See Accompanying Notes to Financial Statements

95

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Insurance: 0.4%
$18,000	@@,#	Farmers Insurance Exchange, 6.000%, due 08/01/14	$17,862
26,000	@@,#	Farmers Insurance Exchange, 8.625%, due 05/01/24	30,180
54,000	@@,#	Monumental Global Funding II, 3.850%, due 03/03/08	53,964
53,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	53,570
88,000	@@,#	Zurich Capital Trust I, 8.376%, due 06/01/37	97,489
			253,065
		Media: 0.1%
48,000		COX Communications, Inc., 6.850%, due 01/15/18	50,132
10,000	@@	Rogers Cable, Inc., 6.750%, due 03/15/15	10,200
			60,332
		Mining: 0.2%
47,000	@@,#	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	48,335
74,000	@@,S	Vale Overseas Ltd., 8.625%, due 03/08/07	82,214
			130,549
		Multi-National: 0.2%
124,000	@@,S	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	137,660
			137,660
		Oil and Gas: 1.0%
59,000		Amerada Hess Corp., 6.650%, due 08/15/11	64,592
67,000	@@,#	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	64,799
76,000	@@,#	Gazprom International SA, 7.201%, due 02/01/20	79,420
53,000	@@	Husky Energy, Inc., 6.150%, due 06/15/19	55,969
104,000	#	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	106,860
37,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	40,460
37,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	44,955
22,868	@@	Petrozuata Finance, Inc., 7.630%, due 04/01/09	23,868
100,000	@@	Tengizchevroil Finance Co S.ar.1, 6.124%, due 11/15/14	100,000
42,000		Valero Energy Corp., 8.750%, due 06/15/30	54,429
			635,352
		Packaging and Containers: 0.1%
32,000	#	Sealed Air Corp., 5.375%, due 04/15/08	33,308
			33,308

Principal Amount			Value
		Real Estate: 0.2%
$70,000		EOP Operating LP, 7.750%, due 11/15/07	$77,461
61,000	S	Liberty Property LP, 7.750%, due 04/15/09	68,490
			145,951
		Real Estate Investment Trusts: 0.5%
11,000		Liberty Property Trust, 6.375%, due 08/15/12	11,824
99,000		Rouse Co., 7.200%, due 09/15/12	105,881
50,000		Rouse Co., 8.000%, due 04/30/09	54,780
54,000		Simon Property Group LP, 4.875%, due 03/18/10	54,711
96,000	S	Simon Property Group LP, 6.375%, due 11/15/07	102,489
			329,685
		Savings and Loans: 0.1%
48,000		Great Western Financial, 8.206%, due 02/01/27	52,248
			52,248
		Telecommunications: 0.5%
101,000		AT&T Corp., 9.750%, due 11/15/31	117,539
65,000		BellSouth Corp., 4.200%, due 09/15/09	64,782
43,000	S	Sprint Capital Corp., 4.780%, due 08/17/06	43,877
15,000	S	Sprint Capital Corp., 8.375%, due 03/15/12	18,147
53,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	51,097
500,000	I,X,**	Winstar Communications, Inc., 0.000%, due 04/15/10	50
			295,492
		Transportation: 0.1%
42,000	@@,#	MISC Capital Ltd., 6.125%, due 07/01/14	44,616
			44,616
		Total Corporate Bonds/Notes (Cost $7,204,050)	6,857,117
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%
		Federal Home Loan Bank: 0.4%
270,000		3.250%, due 12/17/07	268,005
			268,005
		Federal Home Loan Mortgage Corporation: 4.0%
556,000		2.700%, due 03/16/07	549,128
361,000		4.500%, due 10/15/12	364,106
93,437		4.500%, due 04/01/14	93,307
54,000	W	5.500%, due 12/15/18	55,671
96,000		5.875%, due 03/21/11	103,118
93,813		6.000%, due 04/01/14	98,592
556,260		6.000%, due 01/15/29	576,823
193,012		6.500%, due 12/01/31	202,528
488,000	W	7.000%, due 12/15/34	517,585
			2,560,858

See Accompanying Notes to Financial Statements

96

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Association: 9.0%
$325,000		2.875%, due 05/19/08	$316,724
141,000		4.750%, due 12/25/42	141,842
420,000	W	5.000%, due 12/01/17	425,644
2,562,000	W	5.000%, due 01/15/34	2,521,167
150,000		5.250%, due 08/01/12	154,419
5,070	W	5.500%, due 12/15/19	5,230
569,000	W	5.500%, due 01/01/33	574,156
199,639		6.000%, due 08/01/16	209,314
67,686		6.000%, due 10/01/18	70,959
344,344		6.000%, due 07/25/29	355,621
145,711		6.000%, due 04/25/31	150,885
96,000		6.000%, due 12/15/33	99,090
211,000		6.000%, due 01/15/34	217,264
231,000		6.500%, due 12/15/34	242,406
135,000		6.625%, due 11/15/10	152,115
35,691		7.500%, due 09/01/30	38,269
65,451		7.500%, due 06/25/32	70,164
84,049		7.500%, due 01/25/48	89,569
			5,834,838
		Government National Mortgage Association: 0.3%
164,311		6.500%, due 06/15/29	173,404
			173,404
		Total U.S. Government Agency Obligations (Cost $8,845,801)	8,837,105
U.S. TREASURY OBLIGATIONS: 7.1%
		U.S. Treasury Bonds: 2.4%
229,000	W	4.250%, due 11/15/14	227,104
885,000	S	5.375%, due 02/15/31	931,739
121,000		6.250%, due 08/15/23	138,876
228,000	S	10.375%, due 11/15/12	272,986
			1,570,705
		U.S. Treasury Notes: 4.4%
1,530,000		1.625%, due 01/31/05	1,529,284
237,000		2.875%, due 11/30/06	236,426
175,000		3.000%, due 11/15/07	173,742
906,000	S	3.500%, due 11/15/09	898,073
			2,837,525
		U.S. Treasury STRIP: 0.3%
325,000	S	4.870%, due 05/15/16	188,545
			188,545
		Total U.S. Treasury Obligations (Cost $4,637,354)	4,596,775
ASSET-BACKED SECURITIES: 3.2%
		Automobile Asset-Backed Securities: 0.3%
95,000		Capital One Auto Finance Trust, 3.180%, due 09/15/10	94,176
50,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	48,759
40,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	39,319
			182,254

Principal Amount			Value
		Credit Card Asset-Backed Securities: 0.4%
$55,000		Bank One Issuance Trust, 4.540%, due 09/15/10	$55,808
55,000		Capital One Master Trust, 4.900%, due 03/15/10	56,883
95,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	98,492
75,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	77,624
			288,807
		Home Equity Asset-Backed Securities: 2.1%
89,900		Asset Backed Funding Certificates, 2.461%, due 11/25/33	89,930
157,159	XX	Bayview Financial Acquisition Trust, 2.694%, due 09/28/43	157,343
267,966		Centex Home Equity, 2.460%, due 01/25/34	268,383
294,505		Emergent Home Equity Loan Trust, 7.080%, due 12/15/28	301,456
236,000		GSAA Trust, 5.242%, due 05/25/35	234,553
103,738		Merrill Lynch Mortgage Investors, Inc., 2.541%, due 07/25/34	103,847
38,662		Residential Asset Mortgage Products, Inc., 2.491%, due 06/25/33	38,654
143,994		Residential Asset Securities Corp., 2.491%, due 12/25/33	144,283
			1,338,449
		Other Asset-Backed Securities: 0.4%
34,678	XX	Amortizing Residential Collateral Trust, 2.681%, due 05/25/32	34,657
11,000		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	10,944
7,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	7,036
52,488		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.481%, due 07/25/33	52,550
96,000	XX	First Horizon Asset Back Trust, 0.000%, due 10/25/34	96,000
8,000	XX	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	7,980
8,000	XX	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,983
			217,150
		Total Asset-backed Securities (Cost $2,022,196)	2,026,660

See Accompanying Notes to Financial Statements

97

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.2%
		Commercial Mortgage-Backed Securities: 2.4%
$81,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	$81,394
79,000		COMM, 3.600%, due 03/10/39	77,665
303,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	302,519
40,000		CS First Boston Mortgage Securities Corp., 7.792%, due 04/14/62	46,162
215,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	231,638
60,000	#	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	65,433
570,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	640,777
97,000		GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	103,893
			1,549,481
		Federal Home Loan Mortgage Corporation: 0.7%
469,538		Freddie Mac, 2.740%, due 04/15/32	473,362
			473,362
		Whole Loan Collateral PAC: 1.1%
141,376		GSR Mortgage Loan Trust, 2.581%, due 10/25/32	141,421
184,642		MASTR Alternative Loans Trust, 2.581%, due 11/25/33	184,895
112,723		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	114,742
239,756		Washington Mutual, 2.580%, due 03/25/34	240,236
			681,294
		Whole Loan Collateralized Mortgage Obligations: 7.0%
203,712		Banc of America Funding Corp, 5.750%, due 09/20/34	206,434
320,763		Bank of America Alternative Loan Trust, 2.631%, due 12/25/33	321,260
134,393		Bank of America Mortgage Securities, 2.631%, due 12/25/33	134,582
113,471		Bank of America Mortgage Securities, 5.000%, due 12/25/18	114,216
115,217		Bank of America Mortgage Securities, 5.000%, due 06/25/33	114,749
69,629		Bank of America Mortgage Securities, 5.250%, due 11/25/19	70,586
63,823		Bank of America Mortgage Securities, 5.500%, due 11/25/33	63,215
111,134		Citicorp Mortgage Securities, Inc., 2.433%, due 10/25/33	110,913

Principal Amount			Value
		Whole Loan Collateralized Mortgage Obligations: (continued)
$70,502		Countrywide Alternative Loan Trust, 2.581%, due 07/25/18	$70,647
108,225		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	108,935
117,715		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	118,487
99,000		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, due 11/25/34	102,240
114,000		CS First Boston Mortgage Securities Corp., 4.147%, due 10/25/33	113,167
139,081		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	139,463
230,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	233,620
121,455		GSR Mortgage Loan Trust, 6.500%, due 01/25/34	126,655
96,432		Homebanc Mortgage Trust, 2.611%, due 08/25/29	96,384
161,000	XX	MASTR Alternative Loans Trust, 0.000%, due 01/15/20	165,025
109,000		MASTR Alternative Loans Trust, 5.750%, due 09/25/34	110,851
198,909		MASTR Alternative Loans Trust, 6.000%, due 09/25/34	204,007
92,021		MASTR Asset Securitization Trust, 2.631%, due 11/25/33	92,222
98,000		MASTR Asset Securitization Trust, 5.500%, due 09/25/34	96,630
80,784		MLCC Mortgage Investors, Inc., 2.541%, due 04/25/29	80,920
139,324		Prime Mortgage Trust, 5.250%, due 11/25/19	141,240
132,467		Residential Accredit Loans, Inc., 2.631%, due 03/25/18	132,729
99,000		Residential Asset Securitization Trust, 5.500%, due 11/25/34	97,580
143,000		Residential Funding Mortgage Sec I, 5.750%, due 09/25/34	143,522
581,144		Thornburg Mortgage Securities Trust, 2.531%, due 12/25/33	581,322
141,004		Washington Mutual, 6.000%, due 06/25/34	144,617
182,847		Wells Fargo Mortgage Backed Securities Trust, 2.681%, due 02/25/34	183,185
130,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	124,671
			4,544,074
		Total Collateralized Mortgage Obligations (Cost $7,298,929)	7,248,211

See Accompanying Notes to Financial Statements

98

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
OTHER BONDS: 0.5%
		Sovereign: 0.5%
$29,118	@@	Brazilian Government Intl. Bond, 3.125%, due 04/15/12	$27,367
22,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	27,940
36,000	@@,S	Colombia Government Intl. Bond, 10.000%, due 01/23/12	40,950
59,000	@@	Dominican Republic, 9.040%, due 01/23/13	51,478
71,000	@@	Russian Federation, 5.000%, due 03/31/30	70,840
28,000	@@,S	Turkey Government Intl. Bond, 12.375%, due 06/15/09	34,860
14,000	@@,#	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	14,175
50,847	@@,S,XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	58,800
15,000	@@	Venezuela Government Intl. Bond, 8.500%, due 10/08/14	15,638
		Total Other Bonds (Cost $321,737)	342,048
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
25,000		City of New York NY, 5.000%, due 11/01/08	26,966
25,000		City of New York NY, 5.000%, due 11/01/11	27,300
25,000		City of New York NY, 5.000%, due 11/01/15	27,156
		Total Municipal Bonds (Cost $82,205)	81,422
		Total Long-Term Investments (Cost $62,388,209)	65,854,178

SHORT-TERM INVESTMENTS: 5.1%

	Repurchase Agreement: 5.1%
3,292,000	Morgan Stanley Repurchase Agreement 11/30/04, 2.070%, due 12/01/04, $3,292,189 to be received upon repurchase (Collateralized by $3,220,000 various U.S. Government Agency Obligation, 4.750%-5.250%, Market Value plus accrued interest $3,365,716, due 01/02/07-08/01/12)		3,292,000
	Total Short-Term Investments (Cost $3,292,000)		3,292,000
	Total Investments In Securities (Cost $65,680,209)*	107.5%	$69,146,178
	Other Assets and Liabilities-Net	(7.5)	(4,849,488)
	Net Assets	100.0%	$64,296,690

@  Non-income producing security

@@  Foreign issuer

STRIP  Separate Trading of Registered Interest and Principal of Securities

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

W  When-issued or delayed delivery security.

S  Segregated securities for futures, when-issued or delayed delivery securities held at November 30, 2004.

I  Illiquid security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

XX  Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund's valuation procedures.

**  Defaulted security

*  Cost for federal income tax purposes is $65,725,180. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,643,604
Gross Unrealized Depreciation	(1,222,606)
Net Unrealized Depreciation	$3,420,998

Information concerning open futures for ING Equity and Bond Fund at November 30, 2004 is shown below:

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
U.S. 2 Year Treasury Note	3	$(630,797)	01/05/05	$595
U.S. 10 Year Treasury Note	10	(1,114,531)	12/30/04	10,731
		$(1,745,328)		$11,326
Long Contracts
U.S. Long Bond	7	$777,656	12/30/04	$(4,285)

See Accompanying Notes to Financial Statements

99

  PORTFOLIO OF INVESTMENTS
ING REAL ESTATE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 93.2%
		Apartments: 19.0%
99,600	L	Apartment Investment & Management Co.	$3,622,452
338,100	L	Archstone-Smith Trust	12,340,650
102,600	L	AvalonBay Communities, Inc.	7,294,860
154,500	L	Camden Property Trust	7,575,135
60,200	L	Essex Property Trust, Inc.	4,847,906
30,000	L	Post Properties, Inc.	1,023,000
424,500		United Dominion Realty Trust, Inc.	9,759,255
			46,463,258
		Diversified: 8.0%
127,100	@	American Campus Communities, Inc.	2,656,390
204,000		Liberty Property Trust	8,364,000
116,600		Vornado Realty Trust	8,570,100
			19,590,490
		Health Care: 2.0%
385,800		Omega Healthcare Investors, Inc.	4,826,358
			4,826,358
		Hotels: 5.0%
465,500		Host Marriott Corp.	7,289,730
81,100		LaSalle Hotel Properties	2,489,770
167,800		Strategic Hotel Capital, Inc.	2,533,780
			12,313,280
		Office Property: 21.7%
205,000		Arden Realty, Inc.	7,380,000
199,100		Boston Properties, Inc.	11,981,838
176,650		Corporate Office Properties Trust SBI MD	4,907,337
54,000		Mack-Cali Realty Corp.	2,361,960
277,800		Maguire Properties, Inc.	7,308,918
85,400		Prentiss Properties Trust	3,193,106
150,100	L	SL Green Realty Corp.	8,650,263
439,000		Trizec Properties, Inc.	7,230,330
			53,013,752
		Regional Malls: 18.5%
70,900		CBL & Associates Properties, Inc.	5,196,261
182,900		General Growth Properties, Inc.	6,275,299
140,100	L	Macerich Co.	8,509,674
198,900		Mills Corp.	11,806,704
214,800		Simon Property Group, Inc.	13,334,784
			45,122,722
		Shopping Centers: 10.3%
148,400		Acadia Realty Trust	2,248,260
164,900	L	Developers Diversified Realty Corp.	7,098,945
122,400		Pan Pacific Retail Properties, Inc.	7,258,320
166,700		Regency Centers Corp.	8,668,400
			25,273,925
		Storage: 1.0%
173,300		Extra Space Storage, Inc.	2,408,870
			2,408,870

Shares			Value
		Warehouse: 7.7%
207,279	L	Catellus Development Corp.	$6,508,561
305,200		ProLogis	12,278,196
			18,786,757
		Total Real Estate Investment Trust (Cost $173,275,454)	227,799,412
COMMON STOCK: 5.1%
		Hotels and Motels: 5.1%
238,700	L	Starwood Hotels & Resorts Worldwide, Inc.	12,481,623
		Total Common Stock (Cost $8,829,008)	12,481,623
		Total Long-Term Investments (Cost $182,104,462)	240,281,035
Principal Amount			Value

SHORT-TERM INVESTMENTS: 3.7%

	Securities Lending CollateralCC: 3.7%
$9,043,070	The Bank of New York Institutional Cash Reserves Fund		9,043,070
	Total Short-Term Investments (Cost $9,043,070)		9,043,070
	Total Investments In Securities (Cost $191,147,532)*	102.0%	$249,324,105
	Other Assets and Liabilities-Net	(2.0)	(4,954,005)
	Net Assets	100.0%	$244,370,100

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $189,916,706. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$59,407,399
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$59,407,399

See Accompanying Notes to Financial Statements

100

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ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180.

Domestic Equity and Income Funds

ING Balanced Fund
ING Convertible Fund
ING Equity and Bond Fund
ING Equity Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds

ING Disciplined LargeCap Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund
ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING Value Opportunity Fund

Fixed Income Funds

ING GNMA Income Fund
ING Government Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Science and Technology Fund
ING Worldwide Growth Fund

International Equity Funds

ING Emerging Countries Fund
ING Foreign Fund
ING International Fund
ING International Growth Fund
ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Aeltus Money Market Fund
ING Classic Money Market Fund
ING Lexington Money Market Trust
ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Balanced Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Income Fund

*  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrants use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrants' website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov.

Information regarding how the Registrants voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrants' website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrants' Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert
1775 I Street, N.W.
Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

PRSAR-UFDEIQ (1104-012805)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.                             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee (“Committee”) for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Trustee vacancies on the Board.  The Committee currently consists of four Trustees of the Board, none of whom are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.  The Committee has adopted a written charter that sets forth the policies and procedures of the Committee.  The Committee will accept referrals for potential candidates from Board members, Fund shareholders, legal counsel to the disinterested Trustees or such other sources as the Committee deems appropriate.  Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose.  In order for the Committee to consider a potential candidate, the Committee initially must receive at least the following information regarding such person: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 10.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	February 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	February 7, 2005

By	/s/	Michael J. Roland
Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	February 7, 2005